UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                     Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Advertising - 1.3%
Interpublic Group of (The) Cos., Inc.	5,849	$64
Omnicom Group, Inc.	2,349	114

		178

Aerospace/Defense - 3.3%
General Dynamics Corp.	1,002	66
Lockheed Martin Corp.	1,449	126
Northrop Grumman Corp.	1,821	116
Raytheon Co.	2,196	125

		433

Agriculture - 3.1%
Altria Group, Inc.	5,132	177
Archer-Daniels-Midland Co.	4,015	119
Philip Morris International, Inc.	1,226	107

		403

Banks - 8.0%
Bank of New York Mellon (The) Corp.	2,319	51
Capital One Financial Corp.	2,501	137
Citigroup, Inc.	5,073	139
Fifth Third Bancorp.	184	2
Goldman Sachs Group (The), Inc.	1,565	150
JPMorgan Chase & Co.	6,104	218
PNC Financial Services Group, Inc.	950	58
Regions Financial Corp.	16,425	111
SunTrust Banks, Inc.	4,360	106
Wells Fargo & Co.	2,608	87

		1,059

Beverages - 2.0%
Coca-Cola (The) Co.	1,063	83
Constellation Brands, Inc., Class A*	2,533	68
PepsiCo, Inc.	1,625	115

		266

Biotechnology - 1.2%
Amgen, Inc.	2,225	162

Chemicals - 2.8%
CF Industries Holdings, Inc.	599	116
Dow Chemical (The) Co.	886	28
Eastman Chemical Co.	2,159	109
PPG Industries, Inc.	1,132	120

		373

Commercial Services - 1.8%
Apollo Group, Inc., Class A*	2,906	105
H&R Block, Inc.	98	2
Total System Services, Inc.	1,570	38
Western Union (The) Co.	5,420	91

		236

Computers - 9.1%
Accenture PLC, Class A	2,366	142
Apple, Inc.*	967	565
Dell, Inc.*	9,542	119
International Business Machines Corp.	1,744	341
Western Digital Corp.*	877	27

		1,194

Cosmetics/Personal Care - 0.6%
Procter & Gamble (The) Co.	1,307	80

Distribution/Wholesale - 0.8%
Genuine Parts Co.	1,672	101

Diversified Financial Services - 0.1%
SLM Corp.	782	12

Electric - 3.7%
AES (The) Corp.*	2,916	37
Ameren Corp.	3,279	110
American Electric Power Co., Inc.	726	29
DTE Energy Co.	1,772	105
Entergy Corp.	1,435	97
FirstEnergy Corp.	1,296	64
Public Service Enterprise Group, Inc.	1,490	49

		491

Electrical Components & Equipment - 1.0%
Emerson Electric Co.	2,688	125
Electronics - 0.3%
Agilent Technologies, Inc.	858	34

Food - 1.9%
Campbell Soup Co.	3,130	104
ConAgra Foods, Inc.	3,072	80
Kroger (The) Co.	2,896	67

		251

Healthcare - Products - 1.7%
Baxter International, Inc.	1,196	64
Medtronic, Inc.	3,726	144
Stryker Corp.	287	16

		224

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Healthcare - Services - 1.2%
Aetna, Inc.	2,500	$97
UnitedHealth Group, Inc.	1,075	63

		160

Household Products/Wares - 1.0%
Kimberly-Clark Corp.	1,641	137

Insurance - 3.7%
Allstate (The) Corp.	1,407	49
American International Group, Inc.*	653	21
Assurant, Inc.	2,851	99
Berkshire Hathaway, Inc., Class B*	637	53
Hartford Financial Services Group, Inc.	6,211	110
Lincoln National Corp.	4,911	107
MetLife, Inc.	1,765	55

		494

Internet - 1.4%
Expedia, Inc.	41	2
Google, Inc., Class A*	252	146
priceline.com, Inc.*	41	27
TripAdvisor, Inc.*	219	10

		185

Iron/Steel - 0.6%
Nucor Corp.	2,138	81

Lodging - 0.8%
Marriott International, Inc., Class A	2,788	109

Machinery - Diversified - 0.0%
Cummins, Inc.	47	5

Media - 2.2%
Gannett Co., Inc.	7,371	109
McGraw-Hill (The) Cos., Inc.	2,501	113
Viacom, Inc., Class B	1,349	63

		285

Miscellaneous Manufacturing - 4.8%
3M Co.	1,872	168
Dover Corp.	1,867	100
General Electric Co.	6,198	129
Illinois Tool Works, Inc.	2,342	124
Parker Hannifin Corp.	1,448	111

		632

Office/Business Equipment - 0.3%
Pitney Bowes, Inc.	2,624	39

Oil & Gas - 10.2%
Chevron Corp.	3,054	322
ConocoPhillips	3,167	177
Exxon Mobil Corp.	6,177	528
Helmerich & Payne, Inc.	1,326	58
Marathon Oil Corp.	2,509	64
Phillips 66*	654	22
Tesoro Corp.*	1,987	50
Valero Energy Corp.	4,869	117

		1,338

Oil & Gas Services - 0.9%
National Oilwell Varco, Inc.	1,919	124

Pharmaceuticals - 7.3%
Abbott Laboratories	1,650	106
Bristol-Myers Squibb Co.	4,690	169
Eli Lilly & Co.	3,492	150
Forest Laboratories, Inc.*	62	2
Johnson & Johnson	1,410	95
McKesson Corp.	1,339	126
Merck & Co., Inc.	3,066	128
Pfizer, Inc.	8,167	188

		964

Real Estate Investment Trusts - 2.2%
HCP, Inc.	1,384	61
Health Care REIT, Inc.	1,910	111
Host Hotels & Resorts, Inc.	7,045	112
Ventas, Inc.	28	2

		286

Retail - 7.0%
Bed Bath & Beyond, Inc.*	1,103	68
Best Buy Co., Inc.	1,304	27
Big Lots, Inc.*	934	38
CVS Caremark Corp.	3,562	167
Gap (The), Inc.	4,040	111
Home Depot (The), Inc.	3,098	164
Macy’s, Inc.	3,214	110
McDonald’s Corp.	567	50
Wal-Mart Stores, Inc.	2,597	181

		916

Semiconductors - 2.7%
Intel Corp.	9,084	242
KLA-Tencor Corp.	2,252	111

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Semiconductors - 2.7% continued
QUALCOMM, Inc.	59	$3

		356

Software - 4.5%
CA, Inc.	4,009	109
Microsoft Corp.	11,282	345
Oracle Corp.	4,520	134

		588

Telecommunications - 4.9%
AT&T, Inc.	9,082	324
CenturyLink, Inc.	2,338	92
Cisco Systems, Inc.	11,334	195
Verizon Communications, Inc.	851	38

		649

Transportation - 0.8%
FedEx Corp.	636	58
Norfolk Southern Corp.	180	13
United Parcel Service, Inc., Class B	419	33

		104

Total Common Stocks (Cost $11,682)		13,074

INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	59,273	59

Total Investment Companies (Cost $59)		59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.14%, 11/1/12(3)	$50	$50

Total Short-Term Investments (Cost $50)		50

Total Investments - 100.1% (Cost $11,791)		13,183

Liabilities less Other Assets - (0.1)%		(7)

NET ASSETS - 100.0%		$13,176

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $377,000 with net sales of approximately $318,000 during the three months ended June 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	1	$68	Long	9/12	$2

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$11,959

Gross tax appreciation of investments	$1,517
Gross tax depreciation of investments	(293)

Net tax appreciation of investments	$1,224

At June 30, 2012, the industry sectors for the Enhanced Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	11.4
Energy	11.2
Financials	14.2
Health Care	11.8
Industrials	10.2
Information Technology	19.9
Materials	3.5
Telecommunication Services	3.5
Utilities	3.7

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$13,074	(1)	$—	$—	$13,074
Investment Companies	59		—	—	59
Short-Term Investments	—		50	—	50

Total Investments	$13,133		$50	$—	$13,183

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2		$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 58.7%
Banks - 2.2%
Banco Santander S.A. ADR	252,218	$1,655
JPMorgan Chase & Co.	84,300	3,012
Morgan Stanley	217,500	3,173

		7,840

Beverages - 1.0%
Coca-Cola (The) Co.	48,210	3,770

Chemicals - 1.4%
Dow Chemical (The) Co.	161,750	5,095

Computers - 1.2%
Accenture PLC, Class A	70,680	4,247

Cosmetics/Personal Care - 1.8%
Avon Products, Inc.	185,215	3,002
Procter & Gamble (The) Co.	58,000	3,553

		6,555

Electric - 2.6%
Great Plains Energy, Inc.	282,739	6,054
NextEra Energy, Inc.	46,290	3,185

		9,239

Electrical Components & Equipment - 0.9%
Emerson Electric Co.	74,250	3,459

Food - 3.9%
B&G Foods, Inc.	149,105	3,966
Kellogg Co.	91,700	4,523
Kraft Foods, Inc., Class A	144,500	5,581

		14,070

Household Products/Wares - 1.6%
Kimberly-Clark Corp.	70,600	5,914

Insurance - 2.8%
Chubb (The) Corp.	75,400	5,490
Travelers (The) Cos., Inc.	70,000	4,469

		9,959

Media - 3.3%
Comcast Corp., Class A	180,700	5,777
Walt Disney (The) Co.	127,000	6,159

		11,936

Miscellaneous Manufacturing - 4.0%
3M Co.	62,050	5,560
Eaton Corp.	115,840	4,591
General Electric Co.	205,000	4,272

		14,423

Office/Business Equipment - 1.4%
Xerox Corp.	630,000	4,958

Oil & Gas - 8.8%
Cenovus Energy, Inc.	110,000	3,498
Chevron Corp.	34,400	3,629
ConocoPhillips	66,220	3,700
Devon Energy Corp.	79,160	4,591
Encana Corp.	203,000	4,229
Marathon Oil Corp.	124,000	3,171
Marathon Petroleum Corp.	62,000	2,785
Occidental Petroleum Corp.	60,000	5,146
Phillips 66*	32,500	1,080

		31,829

Pharmaceuticals - 9.0%
Abbott Laboratories	74,530	4,805
Bristol-Myers Squibb Co.	137,450	4,941
GlaxoSmithKline PLC ADR	119,000	5,423
Johnson & Johnson	85,000	5,742
Merck & Co., Inc.	141,866	5,923
Pfizer, Inc.	243,300	5,596

		32,430

Real Estate Investment Trusts - 3.0%
Healthcare Realty Trust, Inc.	193,800	4,620
Rayonier, Inc.	135,750	6,095

		10,715

Retail - 1.6%
Target Corp.	98,000	5,703

Savings & Loans - 1.6%
New York Community Bancorp, Inc.	450,000	5,638

Software - 1.4%
Activision Blizzard, Inc.	427,200	5,122

Telecommunications - 3.7%
Cisco Systems, Inc.	257,500	4,421
Verizon Communications, Inc.	136,355	6,060
Vodafone Group PLC ADR	100,000	2,818

		13,299

Toys, Games & Hobbies - 1.5%
Mattel, Inc.	165,000	5,353

Total Common Stocks (Cost $178,539)		211,554

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 6.0%
Auto Manufacturers - 0.3%
General Motors Co., 4.75%	35,000	$1,162

Banks - 1.0%
Bank of America Corp., 7.25%	3,775	3,681

Computers - 1.0%
Unisys Corp., 6.25%	61,600	3,649

Insurance - 1.0%
Hartford Financial Services Group, Inc., 7.25%	199,097	3,723

Oil & Gas - 1.9%
Apache Corp., 6.00%	68,000	3,417
Chesapeake Energy Corp. 5.75%(1)	3,850	3,277

		6,694

Pharmaceuticals - 0.8%
Omnicare Capital Trust II, 4.00%	66,900	2,851

Total Convertible Preferred Stocks (Cost $24,904)		21,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 32.3%
Aerospace/Defense - 0.8%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$3,038

Beverages - 0.9%
Molson Coors Brewing Co.,
2.50%, 7/30/13	3,000	3,079

Coal - 1.0%
Peabody Energy Corp.,
4.75%, 12/15/41	4,400	3,558

Commercial Services - 0.8%
United Rentals, Inc.,
4.00%, 11/15/15	907	2,826

Computers - 3.4%
CACI International, Inc.,
2.13%, 5/1/14	6,000	6,818
SanDisk Corp.,
1.50%, 8/15/17	5,300	5,505

		12,323

Diversified Financial Services - 0.5%
Jefferies Group, Inc.,
3.88%, 11/1/29	2,172	1,955

Electrical Components & Equipment - 2.4%
EnerSys,
3.38%, 6/1/38	3,350	3,840
General Cable Corp.,
0.88%, 11/15/13	2,000	1,910
4.50%, 11/15/29	3,000	2,940

		8,690

Electronics - 1.5%
TTM Technologies, Inc.,
3.25%, 5/15/15	5,409	5,382

Food - 1.9%
Tyson Foods, Inc.,
3.25%, 10/15/13	5,750	6,936

Healthcare - Products - 1.5%
Hologic, Inc.,
2.00%, 12/15/37	3,725	3,674
2.00%, 3/1/42	1,895	1,757

		5,431

Healthcare - Services - 1.5%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	5,337

Home Builders - 1.7%
D.R. Horton, Inc.,
2.00%, 5/15/14	4,125	6,048

Internet - 1.0%
Symantec Corp.,
1.00%, 6/15/13	3,700	3,760

Investment Companies - 2.3%
Fifth Street Finance Corp.,
5.38%, 4/1/16	8,582	8,325

Iron/Steel - 0.9%
ArcelorMittal,
5.00%, 5/15/14	2,965	3,054

Mining - 3.0%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	3,447	4,266
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	6,581

		10,847

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 32.3% continued
Retail - 2.7%
Regis Corp.,
5.00%, 7/15/14	$6,060	$7,848
Sonic Automotive, Inc.,
5.00%, 10/1/29	1,350	1,782

		9,630

Semiconductors - 3.4%
Intel Corp.,
2.95%, 12/15/35	6,000	6,743
Lam Research Corp.,
1.25%, 5/15/18	5,650	5,572

		12,315

Telecommunications - 1.1%
Comtech Telecommunications Corp.,
3.00%, 5/1/29	3,875	4,122

Total Convertible Bonds (Cost $109,274)		116,656

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	9,361,579	$9,362

Total Investment Companies (Cost $9,362)		9,362

Total Investments - 99.6% (Cost $322,079)		359,332

Other Assets less Liabilities - 0.4%		1,481

NET ASSETS - 100.0%		$360,813

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $537,000 with net purchases of approximately $8,825,000 during the three months ended June 30, 2012.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$325,569

Gross tax appreciation of investments	$50,628
Gross tax depreciation of investments	(16,865)

Net tax appreciation of investments	$33,763

At June 30, 2012, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	11.5
Energy	12.0
Financials	14.8
Health Care	13.2
Industrials	9.3
Information Technology	17.2
Materials	5.4
Telecommunication Services	2.6
Utilities	2.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$211,554	(1)	$—	$—	$211,554
Convertible Preferred Stocks
Auto Manufacturers	1,162		—	—	1,162
Banks	3,681		—	—	3,681
Computers	3,649		—	—	3,649
Insurance	3,723		—	—	3,723
Oil & Gas	3,417		3,277	—	6,694
Pharmaceuticals	—		2,851	—	2,851

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds	$—	$116,656	$—	$116,656
Investment Companies	9,362	—	—	9,362

Total Investments	$236,548	$122,784	$—	$359,332

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, the Fund had transfers from Level 1 to Level 2 in the Pharmaceuticals sector of Convertible Preferred Stocks of $2,851,000 due to valuations at a bid price. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Australia - 2.1%
Alumina Ltd.	1,393,393	$1,144
Woodside Petroleum Ltd.	61,861	1,980
WorleyParsons Ltd.	51,448	1,336

		4,460

Belgium - 2.4%
Anheuser-Busch InBev N.V.	63,343	4,925

Brazil - 2.9%
Petroleo Brasileiro S.A., ADR	116,381	2,184
Vale S.A., ADR	189,469	3,761

		5,945

China - 1.5%
Bank of China Ltd., Class H	8,309,845	3,180

Denmark - 1.0%
Novo Nordisk A/S, Class B	14,891	2,155

France - 9.1%
ArcelorMittal	222,520	3,438
BNP Paribas S.A.	60,693	2,343
Bouygues S.A.	129,162	3,481
Danone S.A.	52,237	3,243
Legrand S.A.	616	21
Societe Generale S.A.*	84,334	1,988
Total S.A.	45,860	2,070
Wendel S.A.	30,157	2,231

		18,815

Germany - 11.6%
Adidas A.G.	31,957	2,292
Allianz S.E. (Registered)	27,028	2,718
Bayer A.G. (Registered)	31,451	2,268
Deutsche Bank A.G. (Registered)	72,931	2,651
E.ON A.G.	31,203	672
GEA Group A.G.	101,342	2,691
Infineon Technologies A.G.	301,921	2,047
SAP A.G.	84,528	4,992
Siemens A.G. (Registered)	46,177	3,882

		24,213

Hong Kong - 0.7%
AIA Group Ltd.	428,850	1,479

Ireland - 1.6%
WPP PLC	268,628	3,265

Japan - 12.4%
Canon, Inc.	90,279	3,615
Kansai Electric Power (The) Co., Inc.	97,200	1,164
Kawasaki Heavy Industries Ltd.	735,500	2,013
Kubota Corp.	256,200	2,365
Mitsubishi UFJ Financial Group, Inc.	985,848	4,718
Mitsui & Co. Ltd.	198,000	2,938
NTT DoCoMo, Inc.	1,760	2,929
Shimano, Inc.	39,648	2,594
Tokio Marine Holdings, Inc.	132,900	3,342

		25,678

Netherlands - 5.5%
ASML Holding N.V.	57,463	2,928
Koninklijke Vopak N.V.	52,112	3,342
Royal Dutch Shell PLC, Class B	145,875	5,091

		11,361

Norway - 0.6%
TGS Nopec Geophysical Co. ASA	50,016	1,348

Portugal - 1.3%
Jeronimo Martins SGPS S.A.	164,361	2,774

Singapore - 1.5%
DBS Group Holdings Ltd.	292,181	3,225

South Korea - 3.5%
Hyundai Motor Co.	23,307	4,781
Samsung Electronics Co. Ltd.	2,300	2,439

		7,220

Spain - 1.2%
Banco Santander S.A.	367,494	2,455

Sweden - 2.5%
Husqvarna AB, Class B	559,851	2,650
Telefonaktiebolaget LM Ericsson, Class B	283,382	2,586

		5,236

Switzerland - 9.1%
ABB Ltd. (Registered)	60,542	988
Credit Suisse Group A.G. (Registered)	107,231	1,959
Givaudan S.A. (Registered)*	2,317	2,276
Novartis A.G. (Registered)	80,548	4,493
Roche Holding A.G. (Genusschein)	25,351	4,377
Syngenta A.G. (Registered)	6,457	2,205
Xstrata PLC	200,017	2,525

		18,823

United Kingdom - 20.2%
BAE Systems PLC	319,324	1,445

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
United Kingdom - 20.2% continued
Barclays PLC	1,476,001	$3,778
BP PLC	529,856	3,550
Compass Group PLC	395,592	4,150
GlaxoSmithKline PLC	170,022	3,855
Man Group PLC	1,937,095	2,316
Pearson PLC	213,892	4,248
Prudential PLC	383,177	4,440
Rolls-Royce Holdings PLC*	124,148	1,675
Standard Chartered PLC	177,218	3,864
Vodafone Group PLC	1,939,160	5,449
Weir Group (The) PLC	131,754	3,178

		41,948

United States - 4.1%
Mead Johnson Nutrition Co.	39,932	3,215
Schlumberger Ltd.	48,638	3,157
Virgin Media, Inc.	91,679	2,236

		8,608

Total Common Stocks(1) (Cost $194,566)(1)		197,113

PREFERRED STOCKS - 3.7%
Brazil - 1.7%
Itau Unibanco Holding S.A., ADR	255,820	3,561

Germany - 2.0%
Volkswagen A.G.	25,703	4,075

Total Preferred Stocks(1) (Cost $10,135)(1)		7,636

INVESTMENT COMPANIES - 0.7%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	1,504,861	1,505

Total Investment Companies (Cost $1,505)		1,505

Total Investments - 99.2% (Cost $206,206)		206,254

Other Assets less Liabilities - 0.8%		1,593

NET ASSETS - 100.0%		$207,847

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,881,000 with net sales of approximately $2,376,000 during the three months ended June 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	14.8%
Consumer Staples	6.9
Energy	10.1
Financials	24.5
Health Care	8.4
Industrials	13.7
Information Technology	9.1
Materials	7.5
Telecommunication Services	4.1
Utilities	0.9

Total	100.0%

At June 30, 2012, the International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.0%
British Pound	25.8
Japanese Yen	12.5
United States Dollar	8.9
Swiss Franc	8.0
All other currencies less than 5%	13.8

Total	100.0%

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$211,384

Gross tax appreciation of investments	$30,114
Gross tax depreciation of investments	(35,244)

Net tax depreciation of investments	$(5,130)

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$2,236	$23,981	$—	$26,217
Consumer Staples	3,215	10,941	—	14,156
Energy	5,341	15,376	—	20,717
Financials	—	46,687	—	46,687
Health Care	—	17,148	—	17,148
Industrials	—	28,018	—	28,018
Information Technology	—	18,607	—	18,607
Materials	3,761	11,587	—	15,348
Telecommunication Services	—	8,378	—	8,378
Utilities	—	1,837	—	1,837
Preferred Stocks
Consumer Discretionary	—	4,075	—	4,075
Financials	3,561	—		3,561
Investment Companies	1,505	—	—	1,505

Total Investments	$19,619	$186,635	$—	$206,254

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%
Agriculture - 2.7%
Philip Morris International, Inc.	41,738	$3,642

Apparel - 1.1%
VF Corp.	10,669	1,424

Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.	26,650	738

Banks - 9.9%
Capital One Financial Corp.	42,195	2,306
Citigroup, Inc.	37,644	1,032
JPMorgan Chase & Co.	99,199	3,544
U.S. Bancorp	90,285	2,904
Wells Fargo & Co.	105,264	3,520

		13,306

Beverages - 1.9%
Anheuser-Busch InBev N.V. ADR	32,039	2,552

Biotechnology - 1.0%
Celgene Corp.*	20,781	1,333

Chemicals - 1.3%
Monsanto Co.	20,834	1,725

Commercial Services - 0.3%
Global Payments, Inc.	9,102	393

Computers - 9.5%
Apple, Inc.*	13,100	7,650
EMC Corp.*	96,297	2,468
International Business Machines Corp.	7,121	1,393
Teradata Corp.*	17,348	1,249

		12,760

Cosmetics/Personal Care - 1.4%
Procter & Gamble (The) Co.	31,587	1,935

Diversified Financial Services - 2.2%
Discover Financial Services	36,215	1,252
IntercontinentalExchange, Inc.*	12,984	1,766

		3,018

Electric - 3.3%
Dominion Resources, Inc.	40,891	2,208
Southern (The) Co.	47,092	2,180

		4,388

Electronics - 1.2%
Honeywell International, Inc.	29,449	1,644

Healthcare - Products - 3.8%
Baxter International, Inc.	32,876	1,747
Covidien PLC	29,299	1,568
St. Jude Medical, Inc.	44,898	1,792

		5,107

Healthcare - Services - 2.0%
Aetna, Inc.	46,472	1,802
Humana, Inc.	11,041	855

		2,657

Insurance - 1.6%
CNO Financial Group, Inc.	227,716	1,776
MGIC Investment Corp.*	116,137	335

		2,111

Internet - 1.6%
F5 Networks, Inc.*	7,483	745
Google, Inc., Class A*	2,322	1,347

		2,092

Media - 3.2%
Comcast Corp., Class A	68,069	2,176
Walt Disney (The) Co.	44,580	2,162

		4,338

Metal Fabrication/Hardware - 1.2%
Precision Castparts Corp.	9,474	1,558

Mining - 0.6%
BHP Billiton Ltd. ADR	11,478	750

Miscellaneous Manufacturing - 4.9%
Dover Corp.	31,350	1,681
General Electric Co.	232,742	4,850

		6,531

Oil & Gas - 8.8%
Apache Corp.	10,759	946
Chevron Corp.	33,415	3,525
Exxon Mobil Corp.	54,677	4,679
Noble Energy, Inc.	17,757	1,506
Suncor Energy, Inc.	42,290	1,224

		11,880

Oil & Gas Services - 2.7%
National Oilwell Varco, Inc.	23,012	1,483
Schlumberger Ltd.	33,695	2,187

		3,670

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Pharmaceuticals - 9.1%
BioMarin Pharmaceutical, Inc.*	16,878	$668
Cardinal Health, Inc.	47,951	2,014
Express Scripts Holding Co.*	47,917	2,675
Mead Johnson Nutrition Co.	12,748	1,026
Merck & Co., Inc.	56,304	2,351
Pfizer, Inc.	149,465	3,438

		12,172

Pipelines - 0.9%
Spectra Energy Corp.	42,084	1,223

Retail - 10.1%
CVS Caremark Corp.	47,839	2,235
Darden Restaurants, Inc.	37,499	1,899
Dick’s Sporting Goods, Inc.	27,872	1,338
Nordstrom, Inc.	23,023	1,144
Target Corp.	30,277	1,762
TJX Cos., Inc.	55,152	2,368
Walgreen Co.	54,868	1,623
Wal-Mart Stores, Inc.	17,976	1,253

		13,622

Semiconductors - 3.2%
Intel Corp.	81,908	2,183
QUALCOMM, Inc.	38,882	2,165

		4,348

Software - 3.2%
Citrix Systems, Inc.*	14,561	1,222
Oracle Corp.	102,310	3,039

		4,261

Telecommunications - 4.8%
AT&T, Inc.	55,057	1,963
CenturyLink, Inc.	52,049	2,056
Cisco Systems, Inc.	143,994	2,472

		6,491

Transportation - 1.0%
Kansas City Southern	19,580	1,362

Total Common Stocks (Cost $109,523)		133,031

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	1,420,758	1,421

Total Investment Companies (Cost $1,421)		1,421

Total Investments - 100.0% (Cost $110,944)		134,452

Liabilities less Other Assets - 0.0%		(23)

NET ASSETS - 100.0%		$134,429

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,177,000 with net purchases of approximately $244,000 during the three months ended June 30, 2012.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$112,983

Gross tax appreciation of investments	$25,671
Gross tax depreciation of investments	(4,202)

Net tax appreciation of investments	$21,469

At June 30, 2012, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.3%
Consumer Staples	10.7
Energy	12.6
Financials	13.9
Health Care	15.2
Industrials	8.3
Information Technology	19.8
Materials	1.9
Telecommunication Services	3.0
Utilities	3.3

Total	100.0%

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$133,031	(1)	$—	$—	$133,031
Investment Companies	1,421		—	—	1,421

Total Investments	$134,452		$—	$—	$134,452

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Transactions in options written by the Large Cap Equity Fund during the three months ended June 30, 2012, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000’S)
Options outstanding at March 31, 2012	60	$13
Options Written	24	3
Options expired and closed	(84)	(16)

Options outstanding at June 30, 2012	—	$—

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6%
Aerospace/Defense - 2.1%
Boeing (The) Co.	13,775	$1,023
United Technologies Corp.	11,557	873

		1,896

Apparel - 2.3%
Coach, Inc.	12,665	740
NIKE, Inc., Class B	14,818	1,301

		2,041

Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	31,998	887

Beverages - 1.6%
PepsiCo, Inc.	20,503	1,449

Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc.*	13,675	1,358
Biogen Idec, Inc.*	9,959	1,438
Celgene Corp.*	25,658	1,646

		4,442

Chemicals - 3.3%
E.I. du Pont de Nemours & Co.	31,093	1,573
Monsanto Co.	16,565	1,371

		2,944

Commercial Services - 2.1%
Mastercard, Inc., Class A	4,224	1,817

Computers - 14.4%
Apple, Inc.*	11,800	6,891
Cognizant Technology Solutions Corp., Class A*	21,826	1,310
EMC Corp.*	64,420	1,651
International Business Machines Corp.	8,750	1,711
Teradata Corp.*	15,730	1,133

		12,696

Cosmetics/Personal Care - 1.2%
Estee Lauder (The) Cos., Inc., Class A	19,684	1,065

Distribution/Wholesale - 1.0%
W.W. Grainger, Inc.	4,537	868

Diversified Financial Services - 3.0%
American Express Co.	27,225	1,585
IntercontinentalExchange, Inc.*	7,550	1,026

		2,611

Electronics - 1.1%
Trimble Navigation Ltd.*	20,700	952

Environmental Control - 1.2%
Stericycle, Inc.*	11,575	1,061

Food - 1.9%
Whole Foods Market, Inc.	17,920	1,708

Healthcare - Products - 3.2%
Covidien PLC	16,225	868
Intuitive Surgical, Inc.*	3,614	2,001

		2,869

Internet - 8.9%
Amazon.com, Inc.*	9,150	2,089
F5 Networks, Inc.*	10,320	1,028
Google, Inc., Class A*	5,561	3,226
priceline.com, Inc.*	2,271	1,509

		7,852

Machinery - Diversified - 2.4%
Cummins, Inc.	11,712	1,135
Deere & Co.	12,584	1,018

		2,153

Media - 2.8%
DIRECTV, Class A*	18,305	894
Walt Disney (The) Co.	32,030	1,553

		2,447

Metal Fabrication/Hardware - 1.3%
Precision Castparts Corp.	7,126	1,172

Miscellaneous Manufacturing - 2.0%
Danaher Corp.	33,265	1,733

Oil & Gas - 1.2%
Noble Energy, Inc.	12,099	1,026

Oil & Gas Services - 3.1%
National Oilwell Varco., Inc.	20,173	1,300
Schlumberger Ltd.	22,635	1,469

		2,769

Pharmaceuticals - 5.1%
Abbott Laboratories	20,050	1,293
Allergan, Inc.	11,737	1,087
Express Scripts Holding Co.*	19,028	1,062
Perrigo Co.	9,026	1,064

		4,506

Real Estate Investment Trusts - 1.3%
American Tower Corp.	15,985	1,118

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Retail - 11.2%
Costco Wholesale Corp.	12,650	$1,202
Dick’s Sporting Goods, Inc.	17,583	844
Dollar Tree, Inc.*	20,020	1,077
Home Depot (The), Inc.	18,300	970
Lululemon Athletica, Inc.*	14,306	853
McDonald’s Corp.	13,555	1,200
Panera Bread Co., Class A*	3,172	442
Starbucks Corp.	32,330	1,724
Tractor Supply Co.	5,237	435
Ulta Salon Cosmetics & Fragrance, Inc.	11,863	1,108

		9,855

Semiconductors - 2.9%
ARM Holdings PLC ADR	30,305	721
QUALCOMM, Inc.	33,518	1,866

		2,587

Software - 7.3%
Autodesk, Inc.*	23,300	815
Cerner Corp.*	13,916	1,150
Citrix Systems, Inc.*	24,050	2,019
Red Hat, Inc.*	17,610	995
Salesforce.com, Inc.*	8,971	1,240
VeriFone Systems, Inc.*	5,565	184

		6,403

Transportation - 1.7%
Kansas City Southern	21,075	1,466

Total Common Stocks (Cost $68,475)		84,393

INVESTMENT COMPANIES - 4.8%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	4,177,819	4,178

Total Investment Companies (Cost $4,178)		4,178

Total Investments - 100.4% (Cost $72,653)		88,571

Liabilities less Other Assets - (0.4)%		(323)

NET ASSETS - 100.0%		$88,248

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,386,000 with net purchases of approximately $792,000 during the three months ended June 30, 2012.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	20.9%
Consumer Staples	6.4
Energy	4.5
Financials	4.4
Health Care	15.4
Industrials	12.3
Information Technology	32.6
Materials	3.5

Total	100.0%

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$72,798

Gross tax appreciation of investments	$16,746
Gross tax depreciation of investments	(973)

Net tax appreciation of investments	$15,773

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$84,393	(1)	$—	$—	$84,393
Investment Companies	4,178		—	—	4,178

Total Investments	$88,571		$—	$—	$88,571

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%
Advertising - 2.5%
Omnicom Group, Inc.	56,640	$2,753

Aerospace/Defense - 2.9%
Boeing (The) Co.	43,345	3,220

Agriculture - 1.4%
Philip Morris International, Inc.	17,430	1,521

Auto Parts & Equipment - 0.4%
Johnson Controls, Inc.	18,110	502

Banks - 8.7%
Bank of New York Mellon (The) Corp.	68,580	1,505
Goldman Sachs Group (The), Inc.	23,335	2,237
JPMorgan Chase & Co.	73,400	2,623
Wells Fargo & Co.	101,105	3,381

		9,746

Beverages - 1.8%
Coca-Cola (The) Co.	9,685	757
PepsiCo, Inc.	18,675	1,320

		2,077

Building Materials - 0.3%
Masco Corp.	24,155	335

Chemicals - 1.6%
Dow Chemical (The) Co.	57,135	1,800

Computers - 2.5%
Hewlett-Packard Co.	90,890	1,828
SanDisk Corp.*	27,810	1,014

		2,842

Diversified Financial Services - 5.8%
BlackRock, Inc.	12,984	2,205
CME Group, Inc.	6,915	1,854
Invesco Ltd.	106,570	2,408

		6,467

Electrical Components & Equipment - 1.0%
Energizer Holdings, Inc.*	14,480	1,090

Food - 0.6%
Kraft Foods, Inc., Class A	18,015	696

Healthcare - Products - 1.9%
Medtronic, Inc.	54,410	2,107

Housewares - 2.3%
Newell Rubbermaid, Inc.	142,245	2,580

Insurance - 7.2%
Allstate (The) Corp.	81,345	2,854
MetLife, Inc.	86,545	2,670
Prudential Financial, Inc.	51,715	2,505

		8,029

Investment Companies - 1.8%
KKR & Co. L.P.	155,570	2,005

Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	14,125	481
Newmont Mining Corp.	13,800	670

		1,151

Miscellaneous Manufacturing - 5.8%
3M Co.	15,860	1,421
General Electric Co.	126,185	2,630
Siemens A.G. ADR	28,685	2,411

		6,462

Oil & Gas - 8.3%
Chevron Corp.	32,375	3,415
Ensco PLC, Class A	45,050	2,116
Exxon Mobil Corp.	43,575	3,729

		9,260

Oil & Gas Services - 4.3%
Baker Hughes, Inc.	66,675	2,740
Schlumberger Ltd.	31,500	2,045

		4,785

Pharmaceuticals - 12.0%
Abbott Laboratories	34,865	2,248
Johnson & Johnson	25,370	1,714
Merck & Co., Inc.	66,075	2,758
Pfizer, Inc.	135,855	3,125
Sanofi ADR	45,525	1,720
Teva Pharmaceutical Industries Ltd. ADR	48,105	1,897

		13,462

Retail - 4.5%
Target Corp.	41,650	2,423
Wal-Mart Stores, Inc.	38,265	2,668

		5,091

Savings & Loans - 1.8%
New York Community Bancorp, Inc.	164,395	2,060

Semiconductors - 4.5%
Applied Materials, Inc.	81,780	937
Intel Corp.	101,575	2,707

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Semiconductors - 4.5% continued
QUALCOMM, Inc.	25,225	$1,405

		5,049

Software - 2.4%
Microsoft Corp.	87,025	2,662

Telecommunications - 8.1%
AT&T, Inc.	96,090	3,427
Cisco Systems, Inc.	163,580	2,809
Vodafone Group PLC ADR	99,765	2,811

		9,047

Total Common Stocks (Cost $93,301)		106,799

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	3,447,933	3,448

Total Investment Companies (Cost $3,448)		3,448

Total Investments - 98.5% (Cost $96,749)		110,247

Other Assets less Liabilities - 1.5%		1,629

NET ASSETS - 100.0%		$111,876

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,058,000 with net purchases of approximately $1,390,000 during the three months ended June 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

Federal tax cost of investments	$97,303

Gross tax appreciation of investments	$16,721
Gross tax depreciation of investments	(3,777)

Net tax appreciation of investments	$12,944

At June 30, 2012, the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.7%
Consumer Staples	7.5
Energy	13.2
Financials	26.5
Health Care	14.6
Industrials	9.4
Information Technology	12.5
Materials	2.8
Telecommunication Services	5.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$106,799	(1)	$—	$—	$106,799
Investment Companies	3,448		—	—	3,448

Total Investments	$110,247		$—	$—	$110,247

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6%
Advertising - 0.0%
Harte-Hanks, Inc.	7,184	$66
Marchex, Inc., Class B	3,371	12

		78

Aerospace/Defense - 1.5%
AAR Corp.	4,086	55
Aerovironment, Inc.*	1,213	32
Alliant Techsystems, Inc.	4,400	223
Astronics Corp.*	3,044	86
Astronics Corp., Class B*	126	3
Breeze-Eastern Corp.*	6,755	41
Cubic Corp.	4,053	195
Curtiss-Wright Corp.	5,543	172
Ducommun, Inc.*	2,979	29
Esterline Technologies Corp.*	3,270	204
GenCorp, Inc.*	13,200	86
HEICO Corp.	7,012	277
Kaman Corp.	4,166	129
Kratos Defense & Security Solutions, Inc.*	557	3
LMI Aerospace, Inc.*	1,714	30
Moog, Inc., Class A*	6,136	254
National Presto Industries, Inc.	937	65
Orbital Sciences Corp.*	6,353	82
SIFCO Industries, Inc.	522	12
Teledyne Technologies, Inc.*	5,467	337
Triumph Group, Inc.	4,856	273

		2,588

Agriculture - 0.4%
Adecoagro S.A.*	1,025	9
Alico, Inc.	1,147	35
Alliance One International, Inc.*	10,293	36
Andersons (The), Inc.	3,343	143
Cadiz, Inc.*	4,335	31
Griffin Land & Nurseries, Inc.	153	4
Tejon Ranch Co.*	2,858	82
Universal Corp.	3,527	164
Vector Group Ltd.	7,120	121

		625

Airlines - 0.6%
Alaska Air Group, Inc.*	9,783	351
Allegiant Travel Co.*	2,868	200
Hawaiian Holdings, Inc.*	1,883	12
JetBlue Airways Corp.*	24,705	131
Republic Airways Holdings, Inc.*	1,618	9
SkyWest, Inc.	7,999	52
US Airways Group, Inc.*	18,928	253

		1,008

Apparel - 1.3%
Carter’s, Inc.*	5,981	315
Cherokee, Inc.	554	8
Columbia Sportswear Co.	2,590	139
Crocs, Inc.*	11,002	178
Delta Apparel, Inc.*	1,398	19
Ennis, Inc.	5,021	77
G-III Apparel Group Ltd.*	4,590	109
Iconix Brand Group, Inc.*	9,764	170
Jones Group (The), Inc.	8,951	85
K-Swiss, Inc., Class A*	2,442	7
Maidenform Brands, Inc.*	554	11
Oxford Industries, Inc.	2,859	128
Perry Ellis International, Inc.*	2,702	56
Quiksilver, Inc.*	21,001	49
Skechers U.S.A., Inc., Class A*	4,070	83
Steven Madden Ltd.*	3,684	117
Superior Uniform Group, Inc.	3,836	47
True Religion Apparel, Inc.	4,454	129
Unifi, Inc.*	2,442	28
Warnaco Group (The), Inc.*	4,726	201
Weyco Group, Inc.	665	15
Wolverine World Wide, Inc.	7,727	300

		2,271

Auto Manufacturers - 0.0%
Wabash National Corp.*	8,018	53

Auto Parts & Equipment - 0.7%
American Axle & Manufacturing
Holdings, Inc.*	2,964	31
Amerigon, Inc.*	934	11
Cooper Tire & Rubber Co.	8,555	150
Dana Holding Corp.	20,430	262
Dorman Products, Inc.*	4,308	108
Exide Technologies*	6,620	22
Fuel Systems Solutions, Inc.*	5,193	87
Meritor, Inc.*	2,183	11
Miller Industries, Inc.	3,568	57
Modine Manufacturing Co.*	7,414	51
Spartan Motors, Inc.	1,367	7
Standard Motor Products, Inc.	4,184	59

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Auto Parts & Equipment - 0.7% continued
Superior Industries International, Inc.	4,878	$80
Tenneco, Inc.*	6,820	183
Titan International, Inc.	4,971	122

		1,241

Banks - 5.5%
1st Source Corp.	5,711	129
Alliance Bancorp, Inc. of Pennsylvania	567	7
Alliance Financial Corp.	150	5
American National Bankshares, Inc.	2,719	64
Ameris Bancorp*	827	10
Ames National Corp.	2,691	62
Arrow Financial Corp.	2,783	67
Bancorp, Inc.*	1,480	14
BancorpSouth, Inc.	10,536	153
Bank of Kentucky Financial Corp.	1,025	27
Bank of Marin Bancorp	430	16
Bank of South Carolina Corp.	200	2
Bank of the Ozarks, Inc.	2,961	89
Banner Corp.	193	4
Bar Harbor Bankshares	1,851	67
BBCN Bancorp, Inc.*	941	10
BCB Bancorp, Inc.	665	7
Berkshire Bancorp, Inc.*	321	3
Boston Private Financial Holdings, Inc.	2,708	24
Bryn Mawr Bank Corp.	3,324	70
Camden National Corp.	832	31
Capital City Bank Group, Inc.	4,080	30
Cardinal Financial Corp.	1,202	15
Cass Information Systems, Inc.	167	7
Cathay General Bancorp	7,885	130
Center Bancorp, Inc.	5,717	64
Centerstate Banks, Inc.	671	5
Century Bancorp, Inc., Class A	2,620	78
Chemical Financial Corp.	4,682	101
Citizens & Northern Corp.	688	13
City Holding Co.	2,720	92
CoBiz Financial, Inc.	1,644	10
Columbia Banking System, Inc.	3,382	64
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	3,236	88
Community Trust Bancorp, Inc.	2,557	86
CVB Financial Corp.	13,772	161
Eagle Bancorp, Inc.*	4,080	64
Enterprise Bancorp, Inc.	657	11
Enterprise Financial Services Corp.	803	9
Farmers Capital Bank Corp.*	663	4
Fidelity Southern Corp.	1,690	15
Financial Institutions, Inc.	3,794	64
First Bancorp	1,578	14
First Bancorp, Inc.	3,247	55
First Busey Corp.	15,652	76
First Citizens BancShares, Inc., Class A	372	62
First Community Bancshares, Inc.	4,626	67
First Financial Bancorp	7,296	117
First Financial Bankshares, Inc.	3,052	106
First Financial Corp.	2,863	83
First Horizon National Corp. -
(Fractional Shares)*	38,609	—
First Merchants Corp.	1,221	15
First Midwest Bancorp, Inc.	7,990	88
First of Long Island (The) Corp.	2,638	76
First South Bancorp, Inc.*	522	2
FirstMerit Corp.	12,611	208
FNB Corp.	14,475	157
German American Bancorp, Inc.	411	8
Glacier Bancorp, Inc.	8,017	124
Great Southern Bancorp, Inc.	5,851	161
Guaranty Bancorp*	4,886	10
Hancock Holding Co.	7,751	236
Hanmi Financial Corp.*	151	2
Hawthorn Bancshares, Inc.	612	6
Heartland Financial USA, Inc.	663	16
Heritage Financial Corp.	657	10
Home BancShares, Inc.	372	11
Hudson Valley Holding Corp.	186	3
IBERIABANK Corp.	3,411	172
Independent Bank Corp.	3,525	103
International Bancshares Corp.	5,441	106
Jeffersonville Bancorp	214	2
Lakeland Bancorp, Inc.	7,490	79
Lakeland Financial Corp.	1,080	29
MainSource Financial Group, Inc.	1,204	14
MB Financial, Inc.	6,237	134
Merchants Bancshares, Inc.	2,461	68
Metro Bancorp, Inc.*	814	10
Middleburg Financial Corp.	2,590	44
MidSouth Bancorp, Inc.	798	11
MidWestOne Financial Group, Inc.	525	11
National Bankshares, Inc.	1,900	57

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Banks - 5.5% continued
National Penn Bancshares, Inc.	15,172	$145
NBT Bancorp, Inc.	4,871	105
Northrim BanCorp, Inc.	3,051	66
Norwood Financial Corp.	2,047	58
Ohio Valley Banc Corp.	758	15
Old National Bancorp	9,483	114
Oriental Financial Group, Inc.	7,671	85
Orrstown Financial Services, Inc.	1,758	14
Pacific Capital Bancorp*	173	8
Pacific Continental Corp.	814	7
PacWest Bancorp	4,845	115
Park National Corp.	2,051	143
Peapack Gladstone Financial Corp.	671	10
Peoples Bancorp, Inc.	832	18
Peoples Financial Corp.	421	4
Pinnacle Financial Partners, Inc.*	4,626	90
Popular, Inc.*	10,937	182
Porter Bancorp, Inc.*	723	1
Premier Financial Bancorp, Inc.*	951	7
PrivateBancorp, Inc.	5,012	74
Prosperity Bancshares, Inc.	5,559	234
QCR Holdings, Inc.	716	9
Renasant Corp.	2,163	34
Republic Bancorp, Inc., Class A	1,964	44
Republic First Bancorp, Inc.*	1,490	3
S&T Bancorp, Inc.	4,885	90
S.Y. Bancorp, Inc.	2,809	67
Sandy Spring Bancorp, Inc.	4,070	73
Savannah Bancorp (The), Inc.*	663	3
SCBT Financial Corp.	4,036	142
Seacoast Banking Corp. of Florida*	4,325	7
Shore Bancshares, Inc.	832	5
Sierra Bancorp	832	8
Signature Bank*	4,664	284
Simmons First National Corp., Class A	2,728	64
Southern National Bancorp of
Virginia, Inc.	712	5
Southside Bancshares, Inc.	3,005	68
Southwest Bancorp, Inc.*	827	8
StellarOne Corp.	1,236	15
Sterling Bancorp	942	9
Sterling Financial Corp.*	3,636	69
Suffolk Bancorp*	665	9
Sun Bancorp, Inc.*	1,750	5
Susquehanna Bancshares, Inc.	19,743	203
SVB Financial Group*	4,614	271
Synovus Financial Corp.	79,816	158
Texas Capital Bancshares, Inc.*	4,704	190
Tompkins Financial Corp.	2,525	95
TowneBank	1,547	22
Trico Bancshares	3,113	48
TrustCo Bank Corp. NY	9,086	50
Trustmark Corp.	6,523	160
UMB Financial Corp.	4,886	250
Umpqua Holdings Corp.	14,521	191
Union First Market Bankshares Corp.	832	12
United Bancorp, Inc.	665	6
United Bankshares, Inc.	5,701	148
United Community Bancorp	1,021	6
United Community Banks, Inc.*	5,944	51
Univest Corp. of Pennsylvania	554	9
Valley National Bancorp	696	7
Washington Banking Co.	657	9
Washington Trust Bancorp, Inc.	3,652	89
Webster Financial Corp.	6,384	138
WesBanco, Inc.	2,578	55
West Bancorporation, Inc.	1,095	10
Westamerica Bancorporation	3,391	160
Western Alliance Bancorp*	1,743	16
Wilshire Bancorp, Inc.*	693	4
Wintrust Financial Corp.	2,858	102
Yadkin Valley Financial Corp.*	2,176	6

		9,510

Beverages - 0.3%
Boston Beer (The) Co., Inc., Class A*	832	101
Central European Distribution Corp.*	9,231	26
Coca-Cola Bottling Co. Consolidated	1,745	112
Craft Brew Alliance, Inc.*	7,645	63
Farmer Bros. Co.*	6,889	55
National Beverage Corp.*	3,106	46
Peet’s Coffee & Tea, Inc.*	2,079	125

		528

Biotechnology - 1.9%
Acorda Therapeutics, Inc.*	6,615	156
Aegerion Pharmaceuticals, Inc.*	2,517	37
Affymax, Inc.*	1,783	23
Arena Pharmaceuticals, Inc.*	5,157	51
Ariad Pharmaceuticals, Inc.*	20,564	354

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Biotechnology - 1.9% continued
Arqule, Inc.*	2,150	$13
Astex Pharmaceuticals*	1,890	4
BioCryst Pharmaceuticals, Inc.*	1,097	4
Cambrex Corp.*	21,932	206
Celldex Therapeutics, Inc.*	7,623	40
Charles River Laboratories International, Inc.*	6,899	226
Chelsea Therapeutics International Ltd.*	2,431	4
Cubist Pharmaceuticals, Inc.*	7,970	302
Curis, Inc.*	2,168	12
Cytokinetics, Inc.*	3,516	2
Emergent Biosolutions, Inc.*	3,516	53
Enzo Biochem, Inc.*	1,638	3
Enzon Pharmaceuticals, Inc.*	13,696	94
Exelixis, Inc.*	14,397	80
Geron Corp.*	7,865	13
GTx, Inc.*	1,780	6
Harvard Bioscience, Inc.*	2,297	9
Idera Pharmaceuticals, Inc.*	1,758	2
Immunogen, Inc.*	5,542	93
Immunomedics, Inc.*	17,772	63
Incyte Corp. Ltd.*	10,190	231
InterMune, Inc.*	6,630	79
Lexicon Pharmaceuticals, Inc.*	2,047	5
Ligand Pharmaceuticals, Inc., Class B*	3,623	61
Maxygen, Inc.*	3,129	19
Medicines (The) Co.*	8,366	192
Momenta Pharmaceuticals, Inc.*	5,713	77
Myriad Genetics, Inc.*	2,331	55
Nanosphere, Inc.*	1,900	4
Novavax, Inc.*	2,970	5
NPS Pharmaceuticals, Inc.*	8,446	73
OncoGenex Pharmaceutical, Inc.*	5,496	74
PDL BioPharma, Inc.	21,339	141
Protalix BioTherapeutics, Inc.*	14,345	82
Repligen Corp.*	4,118	18
RTI Biologics, Inc.*	4,208	16
Sangamo Biosciences, Inc.*	3,803	21
Seattle Genetics, Inc.*	8,266	210
Sequenom, Inc.*	4,903	20
Spectrum Pharmaceuticals, Inc.*	8,005	125
Vical, Inc.*	2,180	8

		3,366

Building Materials - 1.1%
AAON, Inc.	4,016	76
Apogee Enterprises, Inc.	7,262	117
Builders FirstSource, Inc.*	2,171	10
Comfort Systems USA, Inc.	7,176	72
Drew Industries, Inc.*	6,385	178
Eagle Materials, Inc.	7,527	281
Gibraltar Industries, Inc.*	1,648	17
Griffon Corp.	6,914	59
Headwaters, Inc.*	4,903	25
Interline Brands, Inc.*	6,229	156
Louisiana-Pacific Corp.*	19,595	213
LSI Industries, Inc.	1,228	9
NCI Building Systems, Inc.*	271	3
Nortek, Inc.*	100	5
Quanex Building Products Corp.	4,304	77
Simpson Manufacturing Co., Inc.	4,903	145
Texas Industries, Inc.	4,195	164
Trex Co., Inc.*	3,531	106
Universal Forest Products, Inc.	3,252	127
USG Corp.*	7,272	138

		1,978

Chemicals - 1.9%
A. Schulman, Inc.	5,305	105
Aceto Corp.	15,563	141
American Vanguard Corp.	4,028	107
Balchem Corp.	2,313	75
Chemtura Corp.*	13,054	189
Codexis, Inc.*	556	2
Ferro Corp.*	16,374	79
Georgia Gulf Corp.	4,737	122
H.B. Fuller Co.	7,193	221
Hawkins, Inc.	2,627	100
Innophos Holdings, Inc.	3,574	202
Innospec, Inc.*	5,960	177
Intrepid Potash, Inc.*	7,400	168
KMG Chemicals, Inc.	2,590	50
Kraton Performance Polymers, Inc.*	2,610	57
Landec Corp.*	1,615	14
Minerals Technologies, Inc.	2,186	139
Oil-Dri Corp. of America	285	6
Olin Corp.	8,292	173
OM Group, Inc.*	3,239	62
Omnova Solutions, Inc.*	4,626	35
PolyOne Corp.	10,455	143

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Chemicals - 1.9% continued
Quaker Chemical Corp.	3,657	$169
Sensient Technologies Corp.	6,849	252
Solutia, Inc.	6,503	182
Spartech Corp.*	3,135	16
Stepan Co.	2,042	192
TPC Group, Inc.*	2,144	79
Zep, Inc.	3,913	54
Zoltek Cos., Inc.*	2,555	23

		3,334

Coal - 0.3%
Arch Coal, Inc.	28,800	198
Cloud Peak Energy, Inc.*	7,272	123
James River Coal Co.*	3,676	10
Patriot Coal Corp.*	13,520	16
SunCoke Energy, Inc.*	9,600	141
Westmoreland Coal Co.*	689	6

		494

Commercial Services - 6.2%
Aaron’s, Inc.	1,212	34
ABM Industries, Inc.	5,542	108
Acacia Research Corp.*	5,128	191
Accretive Health, Inc.*	2,610	29
Advisory Board (The) Co.*	5,678	282
Albany Molecular Research, Inc.*	2,987	8
American Public Education, Inc.*	3,252	104
American Reprographics Co.*	3,139	16
Arbitron, Inc.	4,627	162
Ascent Capital Group, Inc., Class A*	2,490	129
AVEO Pharmaceuticals, Inc.*	3,543	43
Barrett Business Services, Inc.	832	18
Bridgepoint Education, Inc.*	2,983	65
Brink’s (The) Co.	5,128	119
Capella Education Co.*	1,351	47
Cardtronics, Inc.*	5,151	156
Career Education Corp.*	6,993	47
CBIZ, Inc.*	9,230	55
CDI Corp.	1,559	26
Cenveo, Inc.*	3,537	7
Chemed Corp.	4,052	245
Collectors Universe	3,729	55
Consolidated Graphics, Inc.*	1,855	54
Convergys Corp.	15,353	227
CoreLogic, Inc.*	12,214	224
Corinthian Colleges, Inc.*	6,902	20
Corporate Executive Board (The) Co.	3,899	159
Corvel Corp.*	2,594	127
CoStar Group, Inc.*	4,018	326
CPI Corp.	4,128	1
CRA International, Inc.*	3,136	46
Cross Country Healthcare, Inc.*	2,693	12
Deluxe Corp.	5,959	149
Dollar Thrifty Automotive Group, Inc.*	2,868	232
Electro Rent Corp.	6,278	102
Euronet Worldwide, Inc.*	7,739	132
ExlService Holdings, Inc.*	4,347	107
Forrester Research, Inc.	4,470	151
Franklin Covey Co.*	1,076	11
FTI Consulting, Inc.*	5,035	145
Geo Group (The), Inc.*	9,918	225
Global Cash Access Holdings, Inc.*	5,013	36
Great Lakes Dredge & Dock Corp.	3,918	28
H&E Equipment Services, Inc.*	2,285	34
Hackett Group (The), Inc.*	2,585	14
Healthcare Services Group, Inc.	9,100	176
Heartland Payment Systems, Inc.	5,097	153
Hill International, Inc.*	1,354	4
HMS Holdings Corp.*	10,142	338
Huron Consulting Group, Inc.*	2,952	93
ICF International, Inc.*	1,386	33
Information Services Group, Inc.*	2,979	4
Insperity, Inc.	4,236	115
Integramed America, Inc.*	1,554	22
Intersections, Inc.	1,238	20
ITT Educational Services, Inc.*	3,449	210
K12, Inc.*	3,345	78
Kelly Services, Inc., Class A	5,273	68
Kenexa Corp.*	2,890	84
Kforce, Inc.*	5,830	78
Korn/Ferry International*	5,594	80
Landauer, Inc.	1,643	94
Learning Tree International, Inc.*	663	3
Live Nation Entertainment, Inc.*	15,684	144
Mac-Gray Corp.	938	13
Matthews International Corp., Class A	4,590	149
MAXIMUS, Inc.	7,349	380
McGrath RentCorp	4,359	116
Medifast, Inc.*	554	11

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Commercial Services - 6.2% continued
MoneyGram International, Inc.*	234	$3
Monro Muffler Brake, Inc.	4,196	139
Monster Worldwide, Inc.*	12,308	105
Multi-Color Corp.	3,073	68
National Research Corp.	2,630	138
Navigant Consulting, Inc.*	7,340	93
Net 1 UEPS Technologies, Inc.*	6,662	56
Odyssey Marine Exploration, Inc.*	3,782	14
On Assignment, Inc.*	1,217	19
PAREXEL International Corp.*	8,446	238
PDI, Inc.*	1,116	9
Pendrell Corp.*	40,851	46
PHH Corp.*	7,199	126
Providence Service (The) Corp.*	5,881	81
QC Holdings, Inc.	1,359	6
Rent-A-Center, Inc.	7,312	247
Resources Connection, Inc.	6,635	82
Rollins, Inc.	13,139	294
Sotheby’s	7,783	260
Standard Parking Corp.*	4,892	105
StarTek, Inc.*	1,080	3
Steiner Leisure Ltd.*	1,498	70
Stewart Enterprises, Inc., Class A	11,450	82
Strayer Education, Inc.	1,585	173
Team, Inc.*	3,511	109
TeleTech Holdings, Inc.*	7,326	117
TNS, Inc.*	2,699	48
TrueBlue, Inc.*	5,035	78
United Rentals, Inc.*	1,700	58
Universal Technical Institute, Inc.	1,645	22
Valassis Communications, Inc.*	6,223	135
Viad Corp.	4,623	92
VistaPrint N.V.*	4,781	154
Volt Information Sciences, Inc.*	2,331	16
Wright Express Corp.*	6,662	411

		10,671

Computers - 2.1%
3D Systems Corp.*	4,548	155
Agilysys, Inc.*	9,102	79
Astro-Med, Inc.	863	7
CACI International, Inc., Class A*	3,889	214
CIBER, Inc.*	6,513	28
Cogo Group, Inc.*	10,955	19
Computer Services, Inc.	2,424	78
Computer Task Group, Inc.*	3,597	54
Cray, Inc.*	1,359	16
Datalink Corp.*	1,503	14
Digimarc Corp.	2,590	66
Dynamics Research Corp.*	832	5
iGATE Corp.*	2,859	49
Imation Corp.*	2,848	17
Immersion Corp.*	2,174	12
Insight Enterprises, Inc.*	7,605	128
j2 Global, Inc.	5,702	151
Jack Henry & Associates, Inc.	10,099	349
Lexmark International, Inc., Class A	9,400	250
LivePerson, Inc.*	7,428	142
Manhattan Associates, Inc.*	3,945	180
Mattersight Corp.*	1,758	14
Mentor Graphics Corp.*	11,612	174
Mercury Computer Systems, Inc.*	2,285	30
MTS Systems Corp.	4,320	167
Netscout Systems, Inc.*	6,786	147
PAR Technology Corp.*	4,019	20
Quantum Corp.*	15,730	32
Radisys Corp.*	949	6
Rimage Corp.	412	3
Silicon Graphics International Corp.*	1,751	11
Spansion, Inc., Class A*	4,195	46
STEC, Inc.*	4,348	34
Stratasys, Inc.*	3,587	178
Super Micro Computer, Inc.*	5,039	80
Sykes Enterprises, Inc.*	5,164	82
Synaptics, Inc.*	5,008	143
Syntel, Inc.	4,333	263
Transact Technologies, Inc.*	951	7
Unisys Corp.*	4,615	90
Virtusa Corp.*	940	13

		3,553

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	3,943	153
Inter Parfums, Inc.	5,096	88
Physicians Formula Holdings, Inc.*	239	1
Revlon, Inc., Class A*	554	8

		250

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Distribution/Wholesale - 1.1%
Beacon Roofing Supply, Inc.*	7,187	$181
BlueLinx Holdings, Inc.*	2,586	6
Brightpoint, Inc.*	13,520	73
Core-Mark Holding Co., Inc.	1,023	49
Houston Wire & Cable Co.	2,044	22
MWI Veterinary Supply, Inc.*	2,007	206
Owens & Minor, Inc.	8,397	257
Pool Corp.	6,791	275
Rentrak Corp.*	2,707	56
ScanSource, Inc.*	4,903	150
School Specialty, Inc.*	3,802	13
Titan Machinery, Inc.*	832	25
United Stationers, Inc.	7,364	199
Watsco, Inc.	3,819	282
WESCO International, Inc.*	1,990	115

		1,909

Diversified Financial Services - 2.1%
Aircastle Ltd.	4,604	55
Asset Acceptance Capital Corp.*	1,082	7
BGC Partners, Inc., Class A	2,030	12
Calamos Asset Management, Inc., Class A	1,913	22
California First National Bancorp	1,506	24
Cohen & Steers, Inc.	3,159	109
CompuCredit Holdings Corp.*	4,502	16
Credit Acceptance Corp.*	3,242	274
DFC Global Corp.*	5,062	93
Diamond Hill Investment Group, Inc.	277	22
Doral Financial Corp.*	2,441	4
Duff & Phelps Corp., Class A	4,347	63
Edelman Financial Group, Inc.	1,767	15
Encore Capital Group, Inc.*	4,471	132
Epoch Holding Corp.	2,781	63
Evercore Partners, Inc., Class A	2,435	57
FBR & Co.*	4,622	13
Financial Engines, Inc.*	2,797	60
First Marblehead (The) Corp.*	1,639	2
GAMCO Investors, Inc., Class A	2,567	114
GFI Group, Inc.	10,594	38
Gleacher & Co., Inc.*	2,171	2
Harris & Harris Group, Inc.*	1,480	6
Hercules Technology Growth Capital, Inc.	2,849	32
Higher One Holdings, Inc.*	5,408	66
Institutional Financial Markets, Inc.	894	1
Interactive Brokers Group, Inc., Class A	7,896	116
INTL. FCStone, Inc.*	4,185	81
Investment Technology Group, Inc.*	9,852	91
Janus Capital Group, Inc.	21,912	171
JMP Group, Inc.	944	6
KBW, Inc.	4,195	69
Knight Capital Group, Inc., Class A*	8,697	104
MarketAxess Holdings, Inc.	4,876	130
MicroFinancial, Inc.	2,182	18
National Financial Partners Corp.*	6,902	92
Nelnet, Inc., Class A	6,123	141
NewStar Financial, Inc.*	1,744	23
Ocwen Financial Corp.*	13,184	248
Penson Worldwide, Inc.*	2,187	—
Piper Jaffray Cos.*	2,691	63
Portfolio Recovery Associates, Inc.*	1,606	147
Pzena Investment Management, Inc., Class A	4,321	19
SeaCube Container Leasing Ltd.	3,170	54
Siebert Financial Corp.*	858	1
Stifel Financial Corp.*	5,916	183
SWS Group, Inc.*	2,590	14
U.S. Global Investors, Inc., Class A	1,202	5
Virtus Investment Partners, Inc.*	2,556	207
Walter Investment Management Corp.	6,208	146
Westwood Holdings Group, Inc.	522	19
World Acceptance Corp.*	3,239	213

		3,663

Electric - 2.1%
ALLETE, Inc.	5,101	213
Avista Corp.	9,471	253
Black Hills Corp.	5,845	188
CH Energy Group, Inc.	2,331	153
Cleco Corp.	8,527	357
El Paso Electric Co.	6,761	224
Empire District Electric (The) Co.	5,545	117
Genie Energy Ltd., Class B	1,025	8
GenOn Energy, Inc.*	117,679	201
IDACORP, Inc.	7,890	332
MGE Energy, Inc.	2,827	134
NorthWestern Corp.	4,903	180
Ormat Technologies, Inc.	1,491	32
Otter Tail Corp.	4,195	96
Pike Electric Corp.*	2,174	17
PNM Resources, Inc.	10,290	201

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Electric - 2.1% continued
Portland General Electric Co.	11,515	$307
UIL Holdings Corp.	7,366	264
Unitil Corp.	3,648	97
UNS Energy Corp.	6,042	232

		3,606

Electrical Components & Equipment - 0.8%
Advanced Energy Industries, Inc.*	9,510	128
American Superconductor Corp.*	4,070	19
Belden, Inc.	5,683	190
Encore Wire Corp.	1,471	39
EnerSys*	5,949	209
Generac Holdings, Inc.	2,797	67
General Cable Corp.*	7,086	184
GrafTech International Ltd.*	4,373	42
Graham Corp.	2,421	45
Insteel Industries, Inc.	1,900	21
Littelfuse, Inc.	2,308	131
Orion Energy Systems, Inc.*	1,350	3
Powell Industries, Inc.*	2,881	108
Power-One, Inc.*	5,683	26
PowerSecure International, Inc.*	1,480	7
SL Industries, Inc.*	839	11
SunPower Corp.*	7,256	35
Ultralife Corp.*	2,321	9
Universal Display Corp.*	3,794	136
Vicor Corp.	2,566	18

		1,428

Electronics - 2.5%
American Science & Engineering, Inc.	1,960	111
Analogic Corp.	2,439	151
Badger Meter, Inc.	3,510	132
Bel Fuse, Inc., Class B	1,614	28
Benchmark Electronics, Inc.*	6,499	91
Brady Corp., Class A	5,972	164
Checkpoint Systems, Inc.*	6,369	55
Coherent, Inc.*	3,449	149
CTS Corp.	7,065	67
CyberOptics Corp.*	4,153	35
Cymer, Inc.*	3,516	207
Daktronics, Inc.	3,656	25
Electro Scientific Industries, Inc.	5,947	70
ESCO Technologies, Inc.	3,532	129
FARO Technologies, Inc.*	2,144	90
FEI Co.*	5,282	253
Identive Group, Inc.*	3,378	3
II-VI, Inc.*	6,271	105
Image Sensing Systems, Inc.*	800	4
InvenSense, Inc.*	9,790	111
Itron, Inc.*	4,561	188
LGL Group (The), Inc.*	4,137	27
Measurement Specialties, Inc.*	3,113	101
MEMSIC, Inc.*	2,294	6
Mesa Laboratories, Inc.	1,769	82
Methode Electronics, Inc.	7,609	65
MOCON, Inc.	6,720	104
Multi-Fineline Electronix, Inc.*	3,570	88
Newport Corp.*	6,917	83
NVE Corp.*	1,530	82
OSI Systems, Inc.*	2,704	171
Park Electrochemical Corp.	3,087	80
Plexus Corp.*	4,745	134
Pulse Electronics Corp.	2,191	4
Rofin-Sinar Technologies, Inc.*	5,165	98
Rogers Corp.*	3,400	135
Sanmina-SCI Corp.*	5,967	49
Sparton Corp.*	952	9
SRS Labs, Inc.*	951	9
Stoneridge, Inc.*	1,103	8
Taser International, Inc.*	4,063	21
Transcat, Inc.*	283	2
TTM Technologies, Inc.*	9,466	89
Viasystems Group, Inc.*	3,543	60
Vishay Intertechnology, Inc.*	17,806	168
Vishay Precision Group, Inc.*	265	4
Watts Water Technologies, Inc., Class A	4,455	149
Williams Controls, Inc.	1,011	12
Woodward, Inc.	7,865	310
Zygo Corp.*	1,202	21

		4,339

Energy - Alternate Sources - 0.1%
Clean Energy Fuels Corp.*	5,072	79
Green Plains Renewable Energy, Inc.*	663	4
Plug Power, Inc.*	14,452	16
REX American Resources Corp.*	5,573	109

		208

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Engineering & Construction - 0.9%
Aegion Corp.*	3,815	$68
Argan, Inc.	6,182	86
Dycom Industries, Inc.*	7,139	133
EMCOR Group, Inc.	9,335	260
ENGlobal Corp.*	2,849	4
Exponent, Inc.*	3,126	165
Granite Construction, Inc.	7,031	184
Integrated Electrical Services, Inc.*	1,638	5
Layne Christensen Co.*	3,503	73
MasTec, Inc.*	7,875	118
Michael Baker Corp.*	4,073	106
MYR Group, Inc.*	2,405	41
National Technical Systems, Inc.*	7,075	44
Orion Marine Group, Inc.*	1,217	9
Shaw Group (The), Inc.*	8,800	240
Sterling Construction Co., Inc.*	554	6
VSE Corp.	1,611	38

		1,580

Entertainment - 1.1%
Bluegreen Corp.*	1,625	8
Carmike Cinemas, Inc.*	1,105	16
Churchill Downs, Inc.	2,305	136
Cinemark Holdings, Inc.	11,417	261
Dover Downs Gaming & Entertainment, Inc.	1,777	5
DreamWorks Animation SKG, Inc., Class A*	9,324	178
International Speedway Corp., Class A	4,755	124
Isle of Capri Casinos, Inc.*	9,582	59
Lakes Entertainment, Inc.*	3,801	11
Madison Square Garden (The) Co., Class A*	2,983	112
Multimedia Games Holding Co., Inc.*	1,638	23
National CineMedia, Inc.	4,895	74
Pinnacle Entertainment, Inc.*	6,270	60
Reading International, Inc., Class A*	1,223	7
Rick’s Cabaret International, Inc.*	6,433	56
Scientific Games Corp., Class A*	8,648	74
Shuffle Master, Inc.*	4,177	58
Six Flags Entertainment Corp.	6,154	333
Speedway Motorsports, Inc.	2,315	39
Vail Resorts, Inc.	4,173	209

		1,843

Environmental Control - 0.7%
Calgon Carbon Corp.*	8,913	127
Clean Harbors, Inc.*	6,290	355
Darling International, Inc.*	16,515	272
EnergySolutions, Inc.*	3,411	6
Fuel Tech, Inc.*	1,364	7
Heritage-Crystal Clean, Inc.*	665	11
Metalico, Inc.*	1,362	3
Met-Pro Corp.	832	8
Mine Safety Appliances Co.	3,781	152
Perma-Fix Environmental Services*	3,943	5
Sharps Compliance Corp.*	2,237	7
Tetra Tech, Inc.*	7,987	208
TRC Cos., Inc.*	2,048	12
US Ecology, Inc.	4,513	80

		1,253

Food - 2.1%
Amcon Distributing Co.	515	29
Arden Group, Inc., Class A	1,151	100
B&G Foods, Inc.	9,174	244
Bridgford Foods Corp.*	542	4
Calavo Growers, Inc.	554	14
Cal-Maine Foods, Inc.	2,968	116
Chiquita Brands International, Inc.*	6,510	33
Dean Foods Co.*	2,051	35
Diamond Foods, Inc.	3,085	55
Feihe International, Inc.*	277	2
Fresh Del Monte Produce, Inc.	5,035	118
Fresh Market (The), Inc.*	3,729	200
Golden Enterprises, Inc.	624	2
Hain Celestial Group (The), Inc.*	5,572	307
Harris Teeter Supermarkets, Inc.	6,910	283
Ingles Markets, Inc., Class A	3,934	63
J&J Snack Foods Corp.	3,118	184
Lancaster Colony Corp.	2,572	183
Lifeway Foods, Inc.	277	3
Nash Finch Co.	3,252	70
Sanderson Farms, Inc.	2,838	130
Seaboard Corp.*	63	134
Seneca Foods Corp., Class A*	277	8
Smart Balance, Inc.*	1,610	15
Snyders-Lance, Inc.	6,360	161
Spartan Stores, Inc.	2,427	44
SUPERVALU, Inc.	28,345	147
Tootsie Roll Industries, Inc.	5,464	130

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Food - 2.1% continued
TreeHouse Foods, Inc.*	4,603	$287
United Natural Foods, Inc.*	6,867	377
Village Super Market, Inc., Class A	1,364	44
Weis Markets, Inc.	3,663	163

		3,685

Forest Products & Paper - 0.7%
Boise, Inc.	12,538	82
Buckeye Technologies, Inc.	6,274	179
Clearwater Paper Corp.*	3,274	112
Deltic Timber Corp.	932	57
KapStone Paper and Packaging Corp.*	1,063	17
Neenah Paper, Inc.	6,550	175
Orchids Paper Products Co.	554	10
P.H. Glatfelter Co.	9,386	154
Potlatch Corp.	5,574	178
Resolute Forest Products*	4,941	57
Schweitzer-Mauduit International, Inc.	3,129	213
Wausau Paper Corp.	3,932	38

		1,272

Gas - 1.1%
Chesapeake Utilities Corp.	3,056	134
Delta Natural Gas Co., Inc.	284	6
Laclede Group (The), Inc.	2,787	111
New Jersey Resources Corp.	5,711	249
Northwest Natural Gas Co.	4,423	210
Piedmont Natural Gas Co., Inc.	8,969	289
RGC Resources, Inc.	643	11
South Jersey Industries, Inc.	4,077	208
Southwest Gas Corp.	6,870	300
WGL Holdings, Inc.	7,414	295

		1,813

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	3,393	173

Healthcare - Products - 4.0%
Abaxis, Inc.*	3,396	126
ABIOMED, Inc.*	7,327	167
Accuray, Inc.*	738	5
Affymetrix, Inc.*	6,925	32
Alere, Inc.*	10,800	210
Align Technology, Inc.*	9,712	325
Allied Healthcare Products*	428	1
Alphatec Holdings, Inc.*	1,744	3
AngioDynamics, Inc.*	3,263	39
ArthroCare Corp.*	3,170	93
AtriCure, Inc.*	2,466	24
Atrion Corp.	608	125
BioMimetic Therapeutics, Inc.*	5,624	15
Bovie Medical Corp.*	1,560	4
Bruker Corp.*	8,513	113
Cantel Medical Corp.	5,704	155
CardioNet, Inc.*	1,610	3
Cardiovascular Systems, Inc.*	5,962	58
Cepheid, Inc.*	7,869	352
Chindex International, Inc.*	5,273	52
Conceptus, Inc.*	5,281	105
CONMED Corp.	4,626	128
Cooper (The) Cos., Inc.	643	51
CryoLife, Inc.*	1,223	6
Cutera, Inc.*	5,310	38
Cyberonics, Inc.*	3,825	172
Cynosure, Inc., Class A*	6,730	142
Daxor Corp.	522	5
DexCom, Inc.*	2,438	32
Digirad Corp.*	2,144	5
Endologix, Inc.*	4,740	73
Exactech, Inc.*	2,172	36
Female Health (The) Co.	1,073	6
Greatbatch, Inc.*	5,090	116
Haemonetics Corp.*	4,292	318
Hanger, Inc.*	5,295	136
Hansen Medical, Inc.*	2,020	5
ICU Medical, Inc.*	3,081	164
Insulet Corp.*	2,176	47
Integra LifeSciences Holdings Corp.*	3,683	137
Invacare Corp.	5,551	86
Iridex Corp.*	200	1
IRIS International, Inc.*	5,276	60
LCA-Vision, Inc.*	7,587	33
Luminex Corp.*	6,097	149
MAKO Surgical Corp.*	676	17
Masimo Corp.*	8,098	181
Medical Action Industries, Inc.*	6,784	24
MELA Sciences, Inc.*	1,913	6
Merge Healthcare, Inc.*	2,163	6
Meridian Bioscience, Inc.	5,029	103
Merit Medical Systems, Inc.*	8,086	112
Natus Medical, Inc.*	4,382	51

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Healthcare - Products - 4.0% continued
NuVasive, Inc.*	5,598	$142
NxStage Medical, Inc.*	5,160	86
OraSure Technologies, Inc.*	13,034	147
Orthofix International N.V.*	4,635	191
Palomar Medical Technologies, Inc.*	3,051	26
PSS World Medical, Inc.*	7,726	162
Quidel Corp.*	6,517	102
Rochester Medical Corp.*	1,344	14
Rockwell Medical Technologies, Inc.*	1,217	11
Sirona Dental Systems, Inc.*	3,030	136
Span-America Medical Systems, Inc.	392	7
Spectranetics Corp.*	1,573	18
Stereotaxis, Inc.*	2,481	1
STERIS Corp.	7,709	242
SurModics, Inc.*	2,742	47
Symmetry Medical, Inc.*	3,543	30
Thoratec Corp.*	7,645	257
TranS1, Inc.*	2,286	6
United-Guardian, Inc.	560	10
Utah Medical Products, Inc.	2,564	86
Vascular Solutions, Inc.*	5,603	70
Volcano Corp.*	6,773	194
West Pharmaceutical Services, Inc.	5,438	275
Wright Medical Group, Inc.*	4,382	94
Young Innovations, Inc.	2,421	84

		6,891

Healthcare - Services - 2.1%
Addus HomeCare Corp.*	1,212	6
Air Methods Corp.*	2,287	225
Alliance HealthCare Services, Inc.*	5,409	5
Almost Family, Inc.*	5,230	117
Amedisys, Inc.*	5,080	63
Amsurg Corp.*	5,147	154
Assisted Living Concepts, Inc., Class A	7,657	109
Bio-Reference Labs, Inc.*	6,224	164
Capital Senior Living Corp.*	1,609	17
Centene Corp.*	6,773	204
Emeritus Corp.*	6,206	104
Ensign Group (The), Inc.	2,319	66
Gentiva Health Services, Inc.*	4,086	28
Health Management Associates, Inc., Class A*	34,400	270
HealthSouth Corp.*	9,915	231
IPC The Hospitalist Co., Inc.*	3,242	147
Kindred Healthcare, Inc.*	7,816	77
LHC Group, Inc.*	3,393	57
LifePoint Hospitals, Inc.*	6,500	266
Magellan Health Services, Inc.*	4,885	221
Medcath Corp.	7,953	59
Metropolitan Health Networks, Inc.*	4,032	39
Molina Healthcare, Inc.*	4,858	114
National Healthcare Corp.	1,460	66
RadNet, Inc.*	32,899	87
Skilled Healthcare Group, Inc., Class A*	15,064	95
Sun Healthcare Group, Inc.*	1,484	12
Sunrise Senior Living, Inc.*	3,508	26
Triple-S Management Corp., Class B*	3,808	70
U.S. Physical Therapy, Inc.	4,076	104
Universal American Corp.*	7,587	80
WellCare Health Plans, Inc.*	5,918	314

		3,597

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	4,820	67
Harbinger Group, Inc.*	12,836	100
Resource America, Inc., Class A	2,029	13

		180

Home Builders - 0.6%
AMREP Corp.*	6,493	39
Beazer Homes USA, Inc.*	1,780	6
Brookfield Residential Properties, Inc.*	618	7
Cavco Industries, Inc.*	2,961	152
Hovnanian Enterprises, Inc., Class A*	1,750	5
KB Home	8,407	82
M/I Homes, Inc.*	810	14
MDC Holdings, Inc.	7,179	235
Meritage Homes Corp.*	5,314	180
Nobility Homes, Inc.*	858	5
Ryland Group (The), Inc.	4,903	125
Skyline Corp.	2,443	12
Thor Industries, Inc.	4,991	137
Winnebago Industries, Inc.*	4,594	47

		1,046

Home Furnishings - 0.4%
American Woodmark Corp.*	3,546	61
DTS, Inc.*	1,884	49
Emerson Radio Corp.*	3,292	7
Ethan Allen Interiors, Inc.	5,408	108

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Home Furnishings - 0.4% continued
Flexsteel Industries, Inc.	1,402	$28
Furniture Brands International, Inc.*	3,243	4
Hooker Furniture Corp.	5,713	67
Kimball International, Inc., Class B	3,671	28
La-Z-Boy, Inc.*	8,279	102
Sealy Corp.*	4,622	8
Select Comfort Corp.*	5,035	105
Stanley Furniture Co., Inc.*	1,505	6
TiVo, Inc.*	9,763	81
Universal Electronics, Inc.*	1,081	14
VOXX International Corp.*	1,063	10

		678

Household Products/Wares - 0.4%
ACCO Brands Corp.*	10,998	114
American Greetings Corp., Class A	4,767	70
Blyth, Inc.	2,536	88
Central Garden and Pet Co., Class A*	4,349	47
CSS Industries, Inc.	1,391	28
Helen of Troy Ltd.*	3,146	107
Prestige Brands Holdings, Inc.*	2,849	45
Standard Register (The) Co.	20,498	12
WD-40 Co.	3,811	190

		701

Insurance - 3.1%
Alterra Capital Holdings Ltd.	10,938	255
American Equity Investment Life Holding Co.	9,241	102
American Safety Insurance Holdings Ltd.*	6,306	118
AMERISAFE, Inc.*	2,131	55
Amtrust Financial Services, Inc.	4,483	133
Argo Group International Holdings Ltd.	2,161	63
Baldwin & Lyons, Inc., Class B	3,646	85
Citizens, Inc.*	11,848	116
CNO Financial Group, Inc.	27,270	213
Crawford & Co., Class B	16,644	68
Donegal Group, Inc., Class A	1,646	22
Eastern Insurance Holdings, Inc.	1,202	20
eHealth, Inc.*	5,009	81
EMC Insurance Group, Inc.	5,619	114
Employers Holdings, Inc.	6,433	116
Endurance Specialty Holdings Ltd.	5,310	204
FBL Financial Group, Inc., Class A	1,889	53
First Acceptance Corp.*	3,114	4
First American Financial Corp.	11,133	189
Flagstone Reinsurance Holdings S.A.	9,207	74
GAINSCO, Inc.	714	6
Global Indemnity PLC*	559	11
Greenlight Capital Re Ltd., Class A*	4,200	107
Hallmark Financial Services, Inc.*	940	7
Hanover Insurance Group (The), Inc.	4,755	186
Hilltop Holdings, Inc.*	2,853	29
Horace Mann Educators Corp.	3,912	68
Independence Holding Co.	1,046	10
Infinity Property & Casualty Corp.	466	27
Investors Title Co.	2,022	115
Kansas City Life Insurance Co.	1,895	67
Kemper Corp.	5,408	166
Life Partners Holdings, Inc.	15,996	34
Maiden Holdings Ltd.	264	2
Meadowbrook Insurance Group, Inc.	3,683	32
MGIC Investment Corp.*	21,580	62
Montpelier Re Holdings Ltd.	9,501	202
National Interstate Corp.	3,245	86
National Western Life Insurance Co., Class A	563	80
OneBeacon Insurance Group Ltd., Class A	4,195	55
Phoenix (The) Cos., Inc.*	7,069	13
Platinum Underwriters Holdings Ltd.	5,003	191
Presidential Life Corp.	2,322	23
Primerica, Inc.	3,574	96
Primus Guaranty Ltd.*	2,024	15
ProAssurance Corp.	3,854	343
Protective Life Corp.	10,070	296
Radian Group, Inc.	14,359	47
RLI Corp.	3,128	213
Safety Insurance Group, Inc.	2,423	99
SeaBright Holdings, Inc.	1,202	11
Selective Insurance Group, Inc.	5,829	102
StanCorp Financial Group, Inc.	5,314	198
Stewart Information Services Corp.	5,172	79
Symetra Financial Corp.	4,941	62
Tower Group, Inc.	4,486	94
Unico American Corp.	214	2
United Fire Group, Inc.	5,020	107
Universal Insurance Holdings, Inc.	1,637	6

		5,434

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Internet - 2.2%
1-800-FLOWERS.COM, Inc., Class A*	3,508	$12
AboveNet, Inc.*	3,170	266
Ancestry.com, Inc.*	4,009	110
AOL, Inc.*	7,645	215
AsiaInfo-Linkage, Inc.*	8,767	103
Blucora, Inc.*	3,110	38
Blue Nile, Inc.*	3,422	102
BroadSoft, Inc.*	1,678	49
Cogent Communications Group, Inc.*	7,712	148
comScore, Inc.*	2,989	49
Crexendo, Inc.	1,588	6
DealerTrack Holdings, Inc.*	7,186	216
Digital River, Inc.*	4,348	72
EarthLink, Inc.	18,165	135
ePlus, Inc.*	4,070	132
Global Sources Ltd.*	4,222	28
HealthStream, Inc.*	2,890	75
ICG Group, Inc.*	1,476	14
Internap Network Services Corp.*	3,914	25
Ipass, Inc.*	1,989	5
Keynote Systems, Inc.	6,770	101
Lionbridge Technologies, Inc.*	2,708	9
Liquidity Services, Inc.*	4,321	221
ModusLink Global Solutions, Inc.*	7,603	23
Move, Inc.*	1,186	11
Move, Inc. - (Fractional Shares)*	25,000	—
NIC, Inc.	5,274	67
Nutrisystem, Inc.	2,868	33
Online Resources Corp.*	1,889	5
OpenTable, Inc.*	1,746	79
Orbitz Worldwide, Inc.*	3,162	12
Overstock.com, Inc.*	832	6
PC-Tel, Inc.	1,358	9
Perficient, Inc.*	3,136	35
RealNetworks, Inc.	2,944	25
Saba Software, Inc.*	1,350	12
Safeguard Scientifics, Inc.*	3,008	47
Sapient Corp.	10,292	104
Shutterfly, Inc.*	3,862	118
Sourcefire, Inc.*	4,990	256
Stamps.com, Inc.*	5,028	124
support.com, Inc.*	2,849	9
TeleCommunication Systems, Inc., Class A*	6,107	7
Travelzoo, Inc.*	3,539	80
United Online, Inc.	18,732	79
Unwired Planet, Inc.*	3,125	7
ValueClick, Inc.*	9,921	163
VASCO Data Security International, Inc.*	3,130	26
VirnetX Holding Corp.*	2,704	95
Vocus, Inc.*	2,590	48
Web.com Group, Inc.*	1,902	35
Websense, Inc.*	6,391	120
Zix Corp.*	3,388	9

		3,775

Investment Companies - 0.6%
American Realty Capital Trust, Inc.	22,000	240
Apollo Investment Corp.	22,090	170
Arlington Asset Investment Corp., Class A	554	12
BlackRock Kelso Capital Corp.	10,855	106
Capital Southwest Corp.	797	82
Gladstone Investment Corp.	1,218	9
Kohlberg Capital Corp.	1,628	12
MCG Capital Corp.	4,736	22
Medallion Financial Corp.	936	10
NGP Capital Resources Co.	960	7
PennantPark Investment Corp.	1,202	13
Prospect Capital Corp.	9,759	111
Solar Capital Ltd.	2,704	60
Steel Excel, Inc.*	2,778	75
TICC Capital Corp.	1,480	14
Triangle Capital Corp.	3,263	74

		1,017

Iron/Steel - 0.3%
AK Steel Holding Corp.	11,655	68
Commercial Metals Co.	15,664	198
Great Northern Iron Ore Properties	277	21
Schnitzer Steel Industries, Inc., Class A	2,424	68
Shiloh Industries, Inc.	1,618	19
Universal Stainless & Alloy*	2,719	112

		486

Leisure Time - 0.6%
Ambassadors Group, Inc.	832	5
Arctic Cat, Inc.*	3,543	130
Bowl America, Inc., Class A	560	7
Brunswick Corp.	12,120	269
Callaway Golf Co.	11,136	66
Interval Leisure Group, Inc.	3,229	61

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Leisure Time - 0.6% continued
Johnson Outdoors, Inc., Class A*	3,672	$76
Life Time Fitness, Inc.*	5,472	254
Marine Products Corp.	2,710	16
Town Sports International Holdings, Inc.*	3,268	43
WMS Industries, Inc.*	7,459	149

		1,076

Lodging - 0.3%
Ameristar Casinos, Inc.	7,059	125
Boyd Gaming Corp.*	1,235	9
Gaylord Entertainment Co.*	4,348	168
Marcus Corp.	2,441	34
Monarch Casino & Resort, Inc.*	942	9
Morgans Hotel Group Co.*	8,091	38
Orient-Express Hotels Ltd., Class A*	6,620	55
Red Lion Hotels Corp.*	1,220	10

		448

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	3,263	100

Machinery - Diversified - 1.7%
Alamo Group, Inc.	1,114	35
Altra Holdings, Inc.	6,661	105
Applied Industrial Technologies, Inc.	6,529	241
Briggs & Stratton Corp.	6,391	112
Cascade Corp.	1,919	90
Chart Industries, Inc.*	3,409	234
Cognex Corp.	4,195	133
Columbus McKinnon Corp.*	1,341	20
DXP Enterprises, Inc.*	3,723	155
Flow International Corp.*	6,211	20
Global Power Equipment Group, Inc.	4,136	90
Gorman-Rupp (The) Co.	4,011	120
Hollysys Automation Technologies Ltd.*	4,102	35
Hurco Cos., Inc.*	1,080	22
Intermec, Inc.*	7,038	44
iRobot Corp.*	3,438	76
Kadant, Inc.*	800	19
Key Technology, Inc.*	4,860	49
Lindsay Corp.	1,480	96
Manitowoc (The) Co., Inc.	17,554	205
Middleby Corp.*	2,700	269
NACCO Industries, Inc., Class A	1,207	140
Robbins & Myers, Inc.	4,251	178
Sauer-Danfoss, Inc.	2,097	73
Tecumseh Products Co., Class A*	1,236	6
Tennant Co.	2,890	115
Twin Disc, Inc.	2,717	50
Zebra Technologies Corp., Class A*	6,800	234

		2,966

Media - 0.6%
Courier Corp.	9,638	128
Crown Media Holdings, Inc., Class A*	4,197	7
Daily Journal Corp.*	700	60
Digital Generation, Inc.*	3,390	42
Dolan (The) Co.*	832	6
Entercom Communications Corp., Class A*	6,247	38
Fisher Communications, Inc.*	524	16
Journal Communications, Inc., Class A*	4,328	22
Knology, Inc.*	2,566	50
LIN TV Corp., Class A*	3,658	11
LodgeNet Interactive Corp.*	1,758	2
Martha Stewart Living Omnimedia, Class A	2,829	10
Meredith Corp.	3,521	112
New York Times (The) Co., Class A*	13,427	105
Nexstar Broadcasting Group, Inc., Class A*	1,900	13
Outdoor Channel Holdings, Inc.	8,322	61
Saga Communications, Inc., Class A*	522	19
Scholastic Corp.	3,781	107
Sinclair Broadcast Group, Inc., Class A	5,851	53
Value Line, Inc.	2,839	34
World Wrestling Entertainment, Inc.,
Class A	7,341	57

		953

Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.*	5,410	57
Ampco-Pittsburgh Corp.	1,855	34
CIRCOR International, Inc.	2,729	93
Dynamic Materials Corp.	3,280	57
Eastern (The) Co.	4,034	65
Furmanite Corp.*	9,081	44
Haynes International, Inc.	2,529	129
Kaydon Corp.	3,801	81
L.B. Foster Co., Class A	4,499	129
Lawson Products, Inc.	2,523	23
Mueller Industries, Inc.	5,551	236
Mueller Water Products, Inc., Class A	18,167	63

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Metal Fabrication/Hardware - 1.0% continued
Northwest Pipe Co.*	4,321	$105
Olympic Steel, Inc.	2,590	42
Omega Flex, Inc.*	555	7
RBC Bearings, Inc.*	4,211	199
RTI International Metals, Inc.*	4,941	112
Sun Hydraulics Corp.	3,449	84
Worthington Industries, Inc.	8,824	181

		1,741

Mining - 0.7%
AMCOL International Corp.	2,421	68
Century Aluminum Co.*	4,382	32
Coeur d’Alene Mines Corp.*	12,121	213
General Moly, Inc.*	3,101	10
Globe Specialty Metals, Inc.	9,697	130
Gold Resource Corp.	4,755	123
Hecla Mining Co.	30,117	143
Horsehead Holding Corp.*	8,828	88
Kaiser Aluminum Corp.	1,753	91
Materion Corp.	1,769	41
McEwen Mining, Inc.*	2,189	7
Stillwater Mining Co.*	14,019	120
United States Lime & Minerals, Inc.*	1,480	69
Uranerz Energy Corp.*	9,067	13
Uranium Energy Corp.*	2,051	5
USEC, Inc.*	79,734	79

		1,232

Miscellaneous Manufacturing - 2.4%
A.O. Smith Corp.	4,881	239
Actuant Corp., Class A	8,708	237
Acuity Brands, Inc.	5,870	299
American Railcar Industries, Inc.*	3,463	94
AZZ, Inc.	2,709	166
Barnes Group, Inc.	6,233	151
Blount International, Inc.*	5,912	87
Ceradyne, Inc.	4,734	121
Chase Corp.	526	7
CLARCOR, Inc.	6,849	330
Colfax Corp.*	2,592	71
Eastman Kodak Co.*	28,500	6
EnPro Industries, Inc.*	2,313	86
Federal Signal Corp.*	14,051	82
FreightCar America, Inc.	4,186	96
GP Strategies Corp.*	947	18
Harsco Corp.	10,700	218
Hexcel Corp.*	11,809	305
Hillenbrand, Inc.	9,137	168
Koppers Holdings, Inc.	2,160	73
LSB Industries, Inc.*	2,977	92
Metabolix, Inc.*	2,174	4
Movado Group, Inc.	1,774	44
Myers Industries, Inc.	3,540	61
NL Industries, Inc.	3,507	44
PMFG, Inc.*	3,288	26
Polypore International, Inc.*	6,194	250
Raven Industries, Inc.	2,867	200
Smith & Wesson Holding Corp.*	1,496	12
Standex International Corp.	3,033	129
STR Holdings, Inc.*	5,314	24
Sturm Ruger & Co., Inc.	7,168	288
Tredegar Corp.	6,433	94
Trimas Corp.*	3,596	72

		4,194

Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,734	80

Office Furnishings - 0.3%
Compx International, Inc.	101	1
Herman Miller, Inc.	5,851	109
HNI Corp.	5,707	147
Interface, Inc.	8,289	113
Knoll, Inc.	7,443	100
Steelcase, Inc., Class A	11,935	108
Virco Manufacturing Corp.*	2,033	3

		581

Oil & Gas - 3.1%
Alon USA Energy, Inc.	3,386	29
Apco Oil and Gas International, Inc.	1,297	23
Approach Resources, Inc.*	3,533	90
ATP Oil & Gas Corp.*	4,866	16
Berry Petroleum Co., Class A	6,369	253
Bill Barrett Corp.*	4,748	102
Callon Petroleum Co.*	6,642	28
Carrizo Oil & Gas, Inc.*	5,352	126
Cheniere Energy, Inc.*	11,754	173
Clayton Williams Energy, Inc.*	1,087	53
Comstock Resources, Inc.*	4,848	80

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Oil & Gas - 3.1% continued
Contango Oil & Gas Co.*	2,180	$129
CREDO Petroleum Corp.*	7,645	111
CVR Energy, Inc.*	12,890	343
Delek US Holdings, Inc.	3,523	62
Double Eagle Petroleum Co.*	5,687	25
Endeavour International Corp.*	1,100	9
Energy Partners Ltd.*	4,009	68
Energy XXI Bermuda Ltd.	8,671	271
Evolution Petroleum Corp.*	7,552	63
FX Energy, Inc.*	7,400	44
GeoResources, Inc.*	2,607	95
GMX Resources, Inc.*	19,683	16
Gran Tierra Energy, Inc.*	40,356	198
Gulfport Energy Corp.*	7,741	160
Harvest Natural Resources, Inc.*	10,542	90
Hercules Offshore, Inc.*	5,683	20
Houston American Energy Corp.*	1,335	1
Isramco, Inc.*	566	62
Kodiak Oil & Gas Corp.*	28,718	236
Magnum Hunter Resources Corp.*	15,851	66
McMoRan Exploration Co.*	11,282	143
Northern Oil and Gas, Inc.*	8,697	139
Oasis Petroleum, Inc.*	8,391	203
Panhandle Oil and Gas, Inc., Class A	3,629	109
PDC Energy, Inc.*	3,794	93
Penn Virginia Corp.	8,083	59
Petroquest Energy, Inc.*	10,570	53
PrimeEnergy Corp.*	4,608	120
Quicksilver Resources, Inc.*	13,147	71
Rex Energy Corp.*	5,904	66
Rosetta Resources, Inc.*	6,209	227
SandRidge Energy, Inc.*	11,772	79
Stone Energy Corp.*	7,258	184
Swift Energy Co.*	5,381	100
Texas Pacific Land Trust	1,480	85
Triangle Petroleum Corp.*	3,861	22
Vaalco Energy, Inc.*	11,811	102
Vanguard Natural Resources LLC	7,056	183
W&T Offshore, Inc.	6,247	96
Warren Resources, Inc.*	2,978	7
Western Refining, Inc.	8,597	191
ZaZa Energy Corp.*	4,371	20
Zion Oil & Gas, Inc.*	1,221	2

		5,396

Oil & Gas Services - 1.7%
Basic Energy Services, Inc.*	6,256	64
Bolt Technology Corp.	6,555	98
Cal Dive International, Inc.*	13,818	40
Dawson Geophysical Co.*	2,976	71
Dril-Quip, Inc.*	5,432	356
Exterran Holdings, Inc.*	12,681	162
Geokinetics, Inc.*	9,456	3
Global Geophysical Services, Inc.*	2,722	17
Gulf Island Fabrication, Inc.	2,693	76
Helix Energy Solutions Group, Inc.*	13,450	221
Hornbeck Offshore Services, Inc.*	4,326	168
ION Geophysical Corp.*	21,620	142
Key Energy Services, Inc.*	18,606	141
Lufkin Industries, Inc.	4,546	247
Matrix Service Co.*	4,435	50
Mitcham Industries, Inc.*	3,077	52
Natural Gas Services Group, Inc.*	5,187	77
Newpark Resources, Inc.*	14,512	86
OYO Geospace Corp.*	1,264	114
Pioneer Drilling Co.*	8,707	69
RPC, Inc.	14,401	171
Superior Energy Services, Inc.*	6,925	140
T.G.C. Industries, Inc.*	6,758	66
Targa Resources Corp.	5,035	215
TETRA Technologies, Inc.*	8,951	64
Union Drilling, Inc.*	1,087	5
Willbros Group, Inc.*	10,160	66

		2,981

Packaging & Containers - 0.1%
AEP Industries, Inc.*	2,289	100
Graphic Packaging Holding Co.*	10,460	57

		157

Pharmaceuticals - 3.0%
Acura Pharmaceuticals, Inc.*	24,508	77
Akorn, Inc.*	11,357	179
Alimera Sciences, Inc.*	3,791	11
Alkermes PLC*	8,140	138
Allos Therapeutics, Inc.*	7,039	13
Amicus Therapeutics, Inc.*	2,204	12
Anika Therapeutics, Inc.*	1,398	19
Array BioPharma, Inc.*	2,730	10
Auxilium Pharmaceuticals, Inc.*	3,794	102
AVANIR Pharmaceuticals, Inc., Class A*	37,562	147

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Pharmaceuticals - 3.0% continued
BioDelivery Sciences International, Inc.*	2,164	$10
BioScrip, Inc.*	5,572	41
Biospecifics Technologies Corp.*	277	5
Clovis Oncology, Inc.*	2,097	45
Cumberland Pharmaceuticals, Inc.*	100	1
Cytori Therapeutics, Inc.*	1,102	3
Depomed, Inc.*	1,630	9
Durect Corp.*	3,795	3
Dyax Corp.*	2,589	6
Heska Corp.	3,729	41
Hi-Tech Pharmacal Co., Inc.*	2,051	66
Idenix Pharmaceuticals, Inc.*	2,318	24
Impax Laboratories, Inc.*	8,904	181
Infinity Pharmaceuticals, Inc.*	1,341	18
Isis Pharmaceuticals, Inc.*	14,266	171
Jazz Pharmaceuticals PLC*	4,229	190
Lannett Co., Inc.*	1,609	7
MAP Pharmaceuticals, Inc.*	7,772	116
Medicis Pharmaceutical Corp., Class A	7,574	259
Nabi Biopharmaceuticals*	5,952	9
Natural Alternatives International, Inc.*	867	7
Nature’s Sunshine Products, Inc.	7,472	113
Nektar Therapeutics*	8,017	65
Neogen Corp.*	2,299	106
Neurocrine Biosciences, Inc.*	1,918	15
Nutraceutical International Corp.*	1,885	29
Obagi Medical Products, Inc.*	7,163	109
Omega Protein Corp.*	1,069	8
Onyx Pharmaceuticals, Inc.*	6,846	455
Opko Health, Inc.*	10,455	48
Optimer Pharmaceuticals, Inc.*	1,642	26
Orexigen Therapeutics, Inc.*	40,037	222
Osiris Therapeutics, Inc.*	2,590	28
Pain Therapeutics, Inc.*	4,335	20
Par Pharmaceutical Cos., Inc.*	4,608	167
Pharmacyclics, Inc.*	7,300	399
PharMerica Corp.*	7,698	84
Pozen, Inc.*	1,341	8
Progenics Pharmaceuticals, Inc.*	1,504	15
Questcor Pharmaceuticals, Inc.*	6,899	367
Salix Pharmaceuticals Ltd.*	7,792	424
Santarus, Inc.*	2,290	16
Schiff Nutrition International, Inc.*	1,372	25
Sciclone Pharmaceuticals, Inc.*	2,305	16
SIGA Technologies, Inc.*	6,664	19
Sucampo Pharmaceuticals, Inc., Class A*	11,315	80
Synageva BioPharma Corp.*	621	25
Synta Pharmaceuticals Corp.*	1,913	10
Targacept, Inc.*	2,704	12
USANA Health Sciences, Inc.*	1,480	61
Vanda Pharmaceuticals, Inc.*	832	4
ViroPharma, Inc.*	11,592	275

		5,171

Pipelines - 0.2%
Crosstex Energy, Inc.	3,525	49
Niska Gas Storage Partners LLC, Class U	8,112	98
SemGroup Corp., Class A*	5,874	188

		335

Real Estate - 0.5%
Alexander & Baldwin, Inc.*	5,830	311
American Realty Investors, Inc.*	665	2
AV Homes, Inc.*	6,532	95
Consolidated-Tomoka Land Co.	1,887	54
Forestar Group, Inc.*	7,008	90
Kennedy-Wilson Holdings, Inc.	2,162	30
Sovran Self Storage, Inc.	4,475	224
St. Joe (The) Co.*	6,713	106
Stratus Properties, Inc.*	214	2

		914

Real Estate Investment Trusts - 6.7%
Acadia Realty Trust	5,267	122
Agree Realty Corp.	5,051	112
Alexander’s, Inc.	563	243
American Assets Trust, Inc.	1,707	41
Anworth Mortgage Asset Corp.	13,427	95
Apollo Commercial Real Estate Finance, Inc.	6,806	109
Arbor Realty Trust, Inc.	3,264	17
ARMOUR Residential REIT, Inc.	18,928	135
Ashford Hospitality Trust, Inc.	17,886	151
Associated Estates Realty Corp.	5,299	79
Brandywine Realty Trust	18,617	230
BRT Realty Trust*	3,541	23
Capital Trust, Inc., Class A*	2,797	8
CapLease, Inc.	17,256	72
Capstead Mortgage Corp.	11,855	165
Cedar Realty Trust, Inc.	15,982	81

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Real Estate Investment Trusts - 6.7% continued
Chesapeake Lodging Trust	4,102	$71
Colonial Properties Trust	11,841	262
Colony Financial, Inc.	6,340	110
CommonWealth REIT	10,548	202
Coresite Realty Corp.	186	5
Cousins Properties, Inc.	11,946	93
CreXus Investment Corp.	3,543	36
CubeSmart	16,109	188
CYS Investments, Inc.	16,162	223
DCT Industrial Trust, Inc.	30,583	193
DiamondRock Hospitality Co.	27,358	279
DuPont Fabros Technology, Inc.	9,883	282
Dynex Capital, Inc.	7,584	79
EastGroup Properties, Inc.	4,470	238
Education Realty Trust, Inc.	14,835	164
Entertainment Properties Trust	6,305	259
Equity Lifestyle Properties, Inc.	4,274	295
Equity One, Inc.	6,663	141
Excel Trust, Inc.	2,517	30
FelCor Lodging Trust, Inc.*	14,915	70
First Industrial Realty Trust, Inc.*	12,352	156
First Potomac Realty Trust	4,867	57
Franklin Street Properties Corp.	7,739	82
Getty Realty Corp.	4,644	89
Gladstone Commercial Corp.	3,781	63
Glimcher Realty Trust	14,820	151
Gramercy Capital Corp.*	2,428	6
Gyrodyne Co. of America, Inc.*	353	40
Healthcare Realty Trust, Inc.	10,951	261
Hersha Hospitality Trust	14,466	76
Highwoods Properties, Inc.	9,669	325
Hudson Pacific Properties, Inc.	740	13
Inland Real Estate Corp.	12,028	101
Invesco Mortgage Capital, Inc.	3,790	70
Investors Real Estate Trust	12,587	99
iStar Financial, Inc.*	9,644	62
Kite Realty Group Trust	1,919	10
LaSalle Hotel Properties	12,720	371
Lexington Realty Trust	20,233	171
LTC Properties, Inc.	3,405	124
Medical Properties Trust, Inc.	15,060	145
MHI Hospitality Corp.	643	2
Mission West Properties, Inc.	1,085	9
Monmouth Real Estate Investment Corp., Class A	8,132	95
MPG Office Trust, Inc.*	9,039	18
National Health Investors, Inc.	3,270	167
New York Mortgage Trust, Inc.	1,025	7
Newcastle Investment Corp.	14,647	98
NorthStar Realty Finance Corp.	15,722	82
Omega Healthcare Investors, Inc.	15,920	358
One Liberty Properties, Inc.	2,598	49
Parkway Properties, Inc.	8,296	95
Pebblebrook Hotel Trust	4,475	104
Pennsylvania Real Estate Investment Trust	8,798	132
PennyMac Mortgage Investment Trust	6,340	125
PMC Commercial Trust	935	7
Post Properties, Inc.	7,419	363
PS Business Parks, Inc.	2,322	157
RAIT Financial Trust	20,396	94
Ramco-Gershenson Properties Trust	4,748	60
Redwood Trust, Inc.	8,670	108
Resource Capital Corp.	7,715	41
Retail Opportunity Investments Corp.	10,349	125
Sabra Health Care REIT, Inc.	5,027	86
Saul Centers, Inc.	2,402	103
Starwood Property Trust, Inc.	13,551	289
Strategic Hotels & Resorts, Inc.*	24,367	157
Sun Communities, Inc.	5,685	252
Sunstone Hotel Investors, Inc.*	18,182	200
Terreno Realty Corp.	3,170	48
Two Harbors Investment Corp.	29,735	308
UMH Properties, Inc.	2,231	24
Universal Health Realty Income Trust	1,367	57
Urstadt Biddle Properties, Inc., Class A	3,660	72
Washington Real Estate Investment Trust	10,276	292
Whitestone REIT	1,864	26
Winthrop Realty Trust	8,989	109

		11,694

Retail - 6.2%
Aeropostale, Inc.*	9,231	165
AFC Enterprises, Inc.*	3,856	89
America’s Car-Mart, Inc.*	2,580	100
ANN, Inc.*	1,456	37
Asbury Automotive Group, Inc.*	5,297	126
Benihana, Inc.	4,995	80
Big 5 Sporting Goods Corp.	1,909	14
Biglari Holdings, Inc.*	279	108
BJ’s Restaurants, Inc.*	3,144	120

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Retail - 6.2% continued
Bob Evans Farms, Inc.	4,409	$177
Books-A-Million, Inc.*	2,579	8
Brown Shoe Co., Inc.	7,887	102
Buckle (The), Inc.	3,794	150
Buffalo Wild Wings, Inc.*	2,868	249
Build-A-Bear Workshop, Inc.*	1,894	9
Cabela’s, Inc.*	7,465	282
Carrols Restaurant Group, Inc.*	1,358	8
Casey’s General Stores, Inc.	7,197	425
Cash America International, Inc.	3,809	168
Cato (The) Corp., Class A	3,371	103
CEC Entertainment, Inc.	5,410	197
Cheesecake Factory (The), Inc.*	7,601	243
Children’s Place Retail Stores (The), Inc.*	3,794	189
Christopher & Banks Corp.	2,713	3
Citi Trends, Inc.*	1,202	19
Coinstar, Inc.*	3,540	243
Collective Brands, Inc.*	7,199	154
Conn’s, Inc.*	2,704	40
Cracker Barrel Old Country Store, Inc.	2,156	135
Denny’s Corp.*	2,152	10
Destination Maternity Corp.	839	18
DineEquity, Inc.*	1,641	73
Domino’s Pizza, Inc.	7,062	218
Duckwall-ALCO Stores, Inc.*	800	7
Einstein Noah Restaurant Group, Inc.	3,826	67
Express, Inc.*	12,186	221
Ezcorp, Inc., Class A*	5,874	138
Famous Dave’s of America, Inc.*	2,317	26
Fiesta Restaurant Group, Inc.*	1,358	18
Finish Line (The), Inc., Class A	6,764	141
First Cash Financial Services, Inc.*	4,053	163
Fred’s, Inc., Class A	6,159	94
Frisch’s Restaurants, Inc.	3,450	98
Gaiam, Inc., Class A*	800	3
Genesco, Inc.*	2,704	163
GNC Holdings, Inc., Class A	820	32
Golfsmith International Holdings, Inc.*	698	4
Group 1 Automotive, Inc.	2,590	118
Haverty Furniture Cos., Inc.	2,174	24
hhgregg, Inc.*	2,321	26
Hibbett Sports, Inc.*	4,744	274
Hot Topic, Inc.	3,249	32
HSN, Inc.	6,154	248
Jack in the Box, Inc.*	6,928	193
Jos. A. Bank Clothiers, Inc.*	4,882	207
Kenneth Cole Productions, Inc., Class A*	1,502	23
Kirkland’s, Inc.*	4,290	48
Kona Grill, Inc.*	6,247	56
Krispy Kreme Doughnuts, Inc.*	10,325	66
Lithia Motors, Inc., Class A	1,492	34
Luby’s, Inc.*	1,473	10
Lumber Liquidators Holdings, Inc.*	2,377	80
Men’s Wearhouse (The), Inc.	5,829	164
New York & Co., Inc.*	2,296	8
Nu Skin Enterprises, Inc., Class A	6,772	318
Office Depot, Inc.*	31,609	68
OfficeMax, Inc.*	16,520	84
P.F. Chang’s China Bistro, Inc.	3,540	182
Pacific Sunwear of California, Inc.*	7,723	14
Pantry (The), Inc.*	793	12
Papa John’s International, Inc.*	2,459	117
PC Connection, Inc.	1,235	13
PC Mall, Inc.*	1,094	6
Penske Automotive Group, Inc.	9,345	199
Pep Boys - Manny, Moe & Jack (The)	7,872	78
PetMed Express, Inc.	2,849	35
Pier 1 Imports, Inc.	12,056	198
Pricesmart, Inc.	2,969	200
RadioShack Corp.	12,028	46
Red Robin Gourmet Burgers, Inc.*	6,292	192
Regis Corp.	9,345	168
Rite Aid Corp.*	17,921	25
Ruby Tuesday, Inc.*	13,714	93
rue21, Inc.*	1,118	28
Rush Enterprises, Inc., Class A*	5,297	87
Ruth’s Hospitality Group, Inc.*	3,239	21
Saks, Inc.*	13,038	139
Shoe Carnival, Inc.	3,909	84
Sonic Automotive, Inc., Class A	7,670	105
Sonic Corp.*	12,087	121
Stage Stores, Inc.	6,624	121
Stein Mart, Inc.*	3,270	26
Steinway Musical Instruments, Inc.*	2,701	66
Susser Holdings Corp.*	819	30
Syms Corp.*	1,013	7
Systemax, Inc.*	7,179	85
Texas Roadhouse, Inc.	9,746	180

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Retail - 6.2% continued
Tuesday Morning Corp.*	1,360	$6
Vera Bradley, Inc.*	559	12
Vitamin Shoppe, Inc.*	2,797	154
Wendy’s (The) Co.	38,000	179
West Marine, Inc.*	936	11
Wet Seal (The), Inc., Class A*	2,589	8
World Fuel Services Corp.	8,537	325
Zale Corp.*	2,567	7
Zumiez, Inc.*	2,072	82

		10,780

Savings & Loans - 1.5%
Astoria Financial Corp.	10,909	107
Bank Mutual Corp.	5,430	24
BankFinancial Corp.	1,890	14
Beacon Federal Bancorp, Inc.	5,221	103
Beneficial Mutual Bancorp, Inc.*	9,347	81
Berkshire Hills Bancorp, Inc.	6,310	139
Brookline Bancorp, Inc.	5,840	52
Cape Bancorp, Inc.*	1,086	9
Capitol Federal Financial, Inc.	19,674	234
Cheviot Financial Corp.	692	6
Chicopee Bancorp, Inc.*	832	12
Clifton Savings Bancorp, Inc.	2,869	30
Dime Community Bancshares, Inc.	2,844	38
ESB Financial Corp.	626	8
ESSA Bancorp, Inc.	832	9
First Clover Leaf Financial Corp.	267	2
First Defiance Financial Corp.	692	12
First Financial Holdings, Inc.	5,028	54
First Financial Northwest, Inc.*	940	8
First Niagara Financial Group, Inc.	13,150	100
First Pactrust Bancorp, Inc.	932	11
Flushing Financial Corp.	1,760	24
Fox Chase Bancorp, Inc.	5,993	86
Heritage Financial Group, Inc.	3,800	49
HF Financial Corp.	665	8
Hingham Institution for Savings	64	4
Home Federal Bancorp, Inc.	3,409	36
Investors Bancorp, Inc.*	3,239	49
Kaiser Federal Financial Group, Inc.	685	10
Kearny Financial Corp.	8,796	85
Kentucky First Federal Bancorp	862	7
Lake Shore Bancorp, Inc.	267	3
Meridian Interstate Bancorp, Inc.*	698	10
Meta Financial Group, Inc.	450	9
MutualFirst Financial, Inc.	546	6
NASB Financial, Inc.*	4,779	95
Newport Bancorp, Inc.*	149	2
Northeast Community Bancorp, Inc.	1,021	5
Northfield Bancorp, Inc.	5,840	83
Northwest Bancshares, Inc.	9,904	116
OceanFirst Financial Corp.	5,309	76
Oritani Financial Corp.	9,192	132
Provident Financial Services, Inc.	9,044	139
Provident New York Bancorp	3,790	29
Prudential Bancorp, Inc. of Pennsylvania*	1,290	7
Pulaski Financial Corp.	797	6
Rockville Financial, Inc.	1,234	14
Roma Financial Corp.	5,711	49
Severn Bancorp, Inc.*	1,582	5
SI Financial Group, Inc.	983	11
Teche Holding Co.	142	5
TF Financial Corp.	299	7
United Financial Bancorp, Inc.	3,912	56
ViewPoint Financial Group, Inc.	1,770	28
Washington Federal, Inc.	9,977	168
Waterstone Financial, Inc.*	3,370	13
Westfield Financial, Inc.	2,304	17
WSFS Financial Corp.	2,856	115

		2,617

Semiconductors - 3.0%
Aeroflex Holding Corp.*	7,832	47
Amkor Technology, Inc.*	15,175	74
ANADIGICS, Inc.*	4,619	8
ATMI, Inc.*	6,154	127
Brooks Automation, Inc.	9,861	93
BTU International, Inc.*	3,981	11
Cabot Microelectronics Corp.	3,136	92
Cascade Microtech, Inc.*	559	3
Cavium, Inc.*	4,102	115
Ceva, Inc.*	2,780	49
Cirrus Logic, Inc.*	11,129	333
Cohu, Inc.	5,331	54
Diodes, Inc.*	5,428	102
DSP Group, Inc.*	2,563	16
Emulex Corp.*	11,817	85
Entegris, Inc.*	14,243	122
Entropic Communications, Inc.*	6,556	37

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Semiconductors - 3.0% continued
Exar Corp.*	11,394	$93
Fairchild Semiconductor International, Inc.*	13,427	189
FormFactor, Inc.*	5,829	38
GT Advanced Technologies, Inc.*	7,739	41
Hittite Microwave Corp.*	4,386	224
Integrated Device Technology, Inc.*	16,818	95
International Rectifier Corp.*	8,052	161
Intersil Corp., Class A	12,608	134
IXYS Corp.*	2,459	27
Kopin Corp.*	6,783	23
Kulicke & Soffa Industries, Inc.*	5,874	52
Lattice Semiconductor Corp.*	15,851	60
LTX-Credence Corp.*	15,291	102
Micrel, Inc.	10,178	97
Microsemi Corp.*	11,929	221
MIPS Technologies, Inc.*	5,608	37
MKS Instruments, Inc.	7,739	224
Monolithic Power Systems, Inc.*	4,478	89
OmniVision Technologies, Inc.*	6,564	88
Pericom Semiconductor Corp.*	2,160	19
Photronics, Inc.*	4,555	28
PLX Technology, Inc.*	1,236	8
PMC - Sierra, Inc.*	29,464	181
Power Integrations, Inc.	4,348	162
QLogic Corp.*	11,655	160
Rambus, Inc.*	7,272	42
Rubicon Technology, Inc.*	3,112	32
Rudolph Technologies, Inc.*	2,444	21
Semtech Corp.*	7,576	184
Silicon Image, Inc.*	2,844	12
Silicon Laboratories, Inc.*	5,594	212
Standard Microsystems Corp.*	3,310	122
Supertex, Inc.*	3,516	66
Tessera Technologies, Inc.	7,032	108
TriQuint Semiconductor, Inc.*	15,067	83
Ultratech, Inc.*	4,324	136
Veeco Instruments, Inc.*	4,728	162
Volterra Semiconductor Corp.*	3,525	83

		5,184

Software - 4.2%
Accelrys, Inc.*	3,370	27
ACI Worldwide, Inc.*	5,271	233
Actuate Corp.*	1,351	9
Acxiom Corp.*	7,751	117
Advent Software, Inc.*	6,251	170
American Software, Inc., Class A	15,036	120
Aspen Technology, Inc.*	11,371	263
athenahealth, Inc.*	4,625	366
Avid Technology, Inc.*	6,256	47
Blackbaud, Inc.	5,308	136
Bottomline Technologies, Inc.*	5,314	96
Callidus Software, Inc.*	2,038	10
CommVault Systems, Inc.*	5,698	282
Computer Programs & Systems, Inc.	3,783	217
Concur Technologies, Inc.*	5,062	345
CSG Systems International, Inc.*	5,544	96
Deltek, Inc.*	3,542	41
Digi International, Inc.*	5,395	55
Ebix, Inc.	6,765	135
EPIQ Systems, Inc.	2,182	27
Fair Isaac Corp.	5,712	242
FalconStor Software, Inc.*	1,628	4
Geeknet, Inc.*	2,323	46
GSE Systems, Inc.*	1,480	3
inContact, Inc.*	7,858	39
InnerWorkings, Inc.*	1,228	17
Innodata Isogen, Inc.*	1,900	13
Interactive Intelligence Group, Inc.*	1,082	31
JDA Software Group, Inc.*	5,728	170
Mantech International Corp., Class A	3,794	89
Market Leader, Inc.*	3,371	17
Marlborough Software Development Holdings, Inc.*	1,004	1
MedAssets, Inc.*	2,308	31
Medidata Solutions, Inc.*	3,263	107
Mediware Information Systems*	9,143	134
MicroStrategy, Inc., Class A*	1,202	156
NetSuite, Inc.*	3,356	184
Official Payments Holdings, Inc.*	1,064	4
Omnicell, Inc.*	5,763	84
Opnet Technologies, Inc.	4,348	116
Parametric Technology Corp.*	14,639	307
Pegasystems, Inc.	3,378	111
Pervasive Software, Inc.*	1,502	11
Progress Software Corp.*	9,090	190
PROS Holdings, Inc.*	4,714	79
QAD, Inc., Class B	942	13
QLIK Technologies, Inc.*	11,213	248

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Software - 4.2% continued
Quality Systems, Inc.	5,133	$141
Quest Software, Inc.*	10,456	291
RealPage, Inc.*	8,951	207
Schawk, Inc.	5,418	69
Seachange International, Inc.*	1,480	12
Smith Micro Software, Inc.*	7,032	13
SolarWinds, Inc.*	6,340	276
Sonic Foundry, Inc.*	4,382	31
SS&C Technologies Holdings, Inc.*	2,704	68
Synchronoss Technologies, Inc.*	5,274	97
SYNNEX Corp.*	3,655	126
Take-Two Interactive Software, Inc.*	7,645	72
Tyler Technologies, Inc.*	5,681	229
Ultimate Software Group, Inc.*	3,543	316
Verint Systems, Inc.*	1,958	58
Wayside Technology Group, Inc.	745	9

		7,254

Storage/Warehousing - 0.0%
Mobile Mini, Inc.*	5,358	77

Telecommunications - 2.8%
8x8, Inc.*	14,915	63
Acme Packet, Inc.*	7,700	144
ADTRAN, Inc.	8,678	262
Alaska Communications Systems Group, Inc.	7,946	17
Anaren, Inc.*	5,105	100
Anixter International, Inc.	4,187	222
Arris Group, Inc.*	13,972	194
Aruba Networks, Inc.*	10,733	162
Atlantic Tele-Network, Inc.	1,210	41
Aviat Networks, Inc.*	29,949	84
Aware, Inc.	738	5
Black Box Corp.	2,448	70
Cbeyond, Inc.*	2,868	19
Ciena Corp.*	9,243	151
Cincinnati Bell, Inc.*	30,363	113
Communications Systems, Inc.	3,131	35
Comtech Telecommunications Corp.	3,393	97
Comverse Technology, Inc.*	22,844	133
Consolidated Communications Holdings, Inc.	2,454	36
DigitalGlobe, Inc.*	4,848	73
Extreme Networks, Inc.*	5,948	20
Finisar Corp.*	9,510	142
General Communication, Inc., Class A*	4,082	34
GeoEye, Inc.*	3,439	53
Globecomm Systems, Inc.*	1,625	16
Harmonic, Inc.*	11,935	51
HickoryTech Corp.	5,491	61
IDT Corp., Class B	2,051	20
Infinera Corp.*	10,349	71
InterDigital, Inc.	5,713	169
Ixia*	9,234	111
KVH Industries, Inc.*	3,394	42
Leap Wireless International, Inc.*	7,388	48
LogMeIn, Inc.*	2,035	62
Loral Space & Communications, Inc.	932	63
Lumos Networks Corp.	1,287	12
Meru Networks, Inc.*	4,475	8
NETGEAR, Inc.*	4,344	150
Network Equipment Technologies, Inc.*	2,973	4
NeuStar, Inc., Class A*	7,127	238
Neutral Tandem, Inc.*	2,028	27
Novatel Wireless, Inc.*	8,953	22
NTELOS Holdings Corp.	2,499	47
Numerex Corp., Class A*	2,038	19
Oclaro, Inc.*	5,687	17
Oplink Communications, Inc.*	4,632	63
Opnext, Inc.*	1,480	2
Plantronics, Inc.	6,291	210
Powerwave Technologies, Inc.*	671	—
Preformed Line Products Co.	798	46
Premiere Global Services, Inc.*	14,619	123
R.F. Micro Devices, Inc.*	33,513	142
RigNet, Inc.*	372	6
Shenandoah Telecommunications Co.	1,904	26
ShoreTel, Inc.*	7,670	34
Sonus Networks, Inc.*	18,555	40
SureWest Communications	6,432	136
Sycamore Networks, Inc.*	2,174	32
Symmetricom, Inc.*	15,138	91
Telestone Technologies Corp.*	2,313	4
Tellabs, Inc.	40,467	135
Tessco Technologies, Inc.	1,474	32
USA Mobility, Inc.	3,917	50
UTStarcom Holdings Corp.*	5,954	7

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Telecommunications - 2.8% continued
ViaSat, Inc.*	3,780	$143
Warwick Valley Telephone Co.	298	4

		4,854

Textiles - 0.2%
G&K Services, Inc., Class A	3,647	114
Hallwood Group (The), Inc.*	100	1
UniFirst Corp.	2,721	173

		288

Toys, Games & Hobbies - 0.1%
JAKKS Pacific, Inc.	3,130	50
LeapFrog Enterprises, Inc.*	4,055	42

		92

Transportation - 1.9%
Air Transport Services Group, Inc.*	3,510	18
Arkansas Best Corp.	4,195	53
Atlas Air Worldwide Holdings, Inc.*	3,529	154
Bristow Group, Inc.	4,967	202
CAI International, Inc.*	2,851	57
Celadon Group, Inc.	797	13
Con-way, Inc.	7,377	266
Covenant Transportation Group, Inc., Class A*	1,878	7
Eagle Bulk Shipping, Inc.*	310	1
Forward Air Corp.	4,733	153
Frozen Food Express Industries, Inc.*	7,846	9
Genesee & Wyoming, Inc., Class A*	4,600	243
Golar LNG Ltd.	4,626	174
Gulfmark Offshore, Inc., Class A*	2,471	84
Heartland Express, Inc.	9,621	138
Horizon Lines, Inc., Class A*	80	—
HUB Group, Inc., Class A*	4,731	171
International Shipholding Corp.	419	8
Knight Transportation, Inc.	8,660	139
Knightsbridge Tankers Ltd.	4,485	37
Marten Transport Ltd.	4,584	98
Nordic American Tankers Ltd.	3,239	44
Old Dominion Freight Line, Inc.*	6,106	264
Overseas Shipholding Group, Inc.	3,543	39
P.A.M. Transportation Services, Inc.	7,200	70
Pacer International, Inc.*	2,437	13
Patriot Transportation Holding, Inc.*	1,579	37
PHI, Inc. (Non Voting)*	4,070	113
Providence and Worcester Railroad Co.	2,107	28
Saia, Inc.*	2,298	50
Ship Finance International Ltd.	7,032	110
Teekay Tankers Ltd., Class A	949	4
Ultrapetrol Bahamas Ltd.*	1,646	2
Universal Truckload Services, Inc.	4,513	68
USA Truck, Inc.*	688	3
UTi Worldwide, Inc.	13,800	202
Werner Enterprises, Inc.	6,664	159

		3,231

Trucking & Leasing - 0.3%
AMERCO	826	74
GATX Corp.	6,873	265
Greenbrier Cos., Inc.*	1,084	19
TAL International Group, Inc.	3,409	114
Textainer Group Holdings Ltd.	2,847	105
Willis Lease Finance Corp.*	808	10

		587

Water - 0.2%
Artesian Resources Corp., Class A	554	12
California Water Service Group	5,948	110
Connecticut Water Service, Inc.	692	20
Consolidated Water Co. Ltd.	4,764	40
Middlesex Water Co.	4,686	89
SJW Corp.	3,098	74
York Water Co.	3,816	68

		413

Total Common Stocks (Cost $159,688)		167,521

OTHER - 0.0%
Escrow Adolor Corp.	1,241	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Biotechnology - 0.0%
Omni Special Ltd.†*	3,326	—

Healthcare - Products - 0.0%
Span-America Medical Systems, Inc.†*	13,109	—

Total Rights (Cost $ — )		—

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp. Exp. 10/14/13, Strike $10.50*	1,700	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	4,650,016	$4,650

Total Investment Companies (Cost $4,650)		4,650

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.14%, 11/1/12(3)	$930	$930

Total Short-Term Investments (Cost $930)		930

Total Investments - 99.8% (Cost $165,268)		173,101

Other Assets less Liabilities - 0.2%		333

NET ASSETS - 100.0%		$173,434

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,851,000 with net sales of approximately $5,201,000 during the three months ended June 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$165,028

Gross tax appreciation of investments	$25,227
Gross tax depreciation of investments	(17,154)

Net tax appreciation of investments	$8,073

At June 30, 2012, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	70	$5,568	Long	9/12	$291

At June 30, 2012, the industry sectors for the Small Cap Core Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.3%
Consumer Staples	4.0
Energy	6.2
Financials	21.2
Health Care	13.1
Industrials	16.0
Information Technology	17.2
Materials	4.7
Telecommunication Services	0.8
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Advertising	$78	$—	$—	$78
Aerospace/Defense	2,547	41	—	2,588
Agriculture	625	—	—	625
Airlines	1,008	—	—	1,008
Apparel	2,271	—	—	2,271
Auto Manufacturers	53	—	—	53
Auto Parts & Equipment	1,241	—	—	1,241
Banks	9,508	2	—	9,510
Beverages	528	—	—	528
Biotechnology	3,366	—	—	3,366
Building Materials	1,978	—	—	1,978
Chemicals	3,334	—	—	3,334
Coal	494	—	—	494
Commercial Services	10,671	—	—	10,671
Computers	3,553	—	—	3,553
Cosmetics/Personal Care	250	—	—	250
Distribution/Wholesale	1,909	—	—	1,909
Diversified Financial Services	3,663	—	—	3,663
Electric	3,606	—	—	3,606
Electrical Components & Equipment	1,428	—	—	1,428
Electronics	4,339	—	—	4,339
Energy - Alternative Sources	208	—	—	208
Engineering & Construction	1,580	—	—	1,580
Entertainment	1,843	—	—	1,843
Environmental Control	1,253	—	—	1,253
Food	3,653	32	—	3,685
Forest Products & Paper	1,272	—	—	1,272
Gas	1,813	—	—	1,813
Hand/Machine Tools	173	—	—	173
Healthcare - Products	6,886	5	—	6,891
Healthcare - Services	3,597	—	—	3,597
Holding Companies - Diversified	180	—	—	180
Home Builders	1,046	—	—	1,046
Home Furnishings	678	—	—	678
Household Products/Wares	701	—	—	701
Insurance	5,434	—	—	5,434
Internet	3,775	—	—	3,775
Investment Companies	1,017	—	—	1,017
Iron/Steel	486	—	—	486
Leisure Time	1,069	7	—	1,076
Lodging	448	—	—	448
Machinery - Construction & Mining	100	—	—	100
Machinery - Diversified	2,966	—	—	2,966
Media	953	—	—	953
Metal Fabrication/Hardware	1,741	—	—	1,741
Mining	1,232	—	—	1,232
Miscellaneous Manufacturing	4,194	—	—	4,194
Multi-National	80	—	—	80
Office Furnishings	581	—	—	581
Oil & Gas	5,276	120	—	5,396
Oil & Gas Services	2,981	—	—	2,981
Packaging & Containers	157	—	—	157
Pharmaceuticals	5,171	—	—	5,171
Pipelines	335	—	—	335
Real Estate	913	1	—	914
Real Estate Investment Trusts	11,694	—	—	11,694
Retail	10,780	—	—	10,780
Savings & Loans	2,608	9	—	2,617
Semiconductors	5,184	—	—	5,184
Software	7,254	—	—	7,254
Storage/Warehousing	77	—	—	77
Telecommunications	4,854	—	—	4,854
Textiles	287	1	—	288
Toys, Games & Hobbies	92	—	—	92
Transportation	3,231	—	—	3,231
Trucking & Leasing	587	—	—	587
Water	413	—	—	413
Investment Companies	4,650	—	—	4,650
Short-Term Investments	—	930	—	930

Total Investments	$171,953	$1,148	$—	$173,101

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$291	$—	$—	$291

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Aerospace/Defense	$41	Valuations at bid price
Banks	2	Valuations at bid price
Food	4	Valuations at bid price
Healthcare-Products	5	Valuations at bid price
Investment Companies	1	Valuations at bid price
Leisure Time	7	Valuations at bid price

Total	$60

Transfers from Level 2 to Level 1
Industry	Value (000S)	Reason
Common Stocks
Aerospace/Defense	$3	Valuations at official close price
Banks	15	Valuations at official close price
Diversified Financial Services	2	Valuations at official close price
Insurance	6	Valuations at last trade price
Savings & Loans	104	Valuations at official close price

Total	$130

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%
Advertising - 0.1%
Harte-Hanks, Inc.	162,838	$1,488

Aerospace/Defense - 2.2%
AAR Corp.	164,189	2,213
Cubic Corp.	50,091	2,408
Curtiss-Wright Corp.	148,375	4,607
Ducommun, Inc.*	94,453	927
Esterline Technologies Corp.*	155,679	9,707
Kaman Corp.	24,690	764
Moog, Inc., Class A*	235,473	9,737
Orbital Sciences Corp.*	53,511	691
Triumph Group, Inc.	95,876	5,395

		36,449

Agriculture - 0.5%
Andersons (The), Inc.	60,735	2,591
Universal Corp.	105,174	4,873

		7,464

Airlines - 0.5%
JetBlue Airways Corp.*	1,087,076	5,762
SkyWest, Inc.	458,196	2,992

		8,754

Apparel - 1.1%
Columbia Sportswear Co.	120,692	6,471
Ennis, Inc.	214,988	3,307
Iconix Brand Group, Inc.*	256,304	4,478
Jones Group (The), Inc.	137,367	1,313
Perry Ellis International, Inc.*	40,607	843
Steven Madden Ltd.*	18,276	580
Unifi, Inc.*	38,317	434
Warnaco Group (The), Inc.*	17,286	736

		18,162

Auto Parts & Equipment - 0.7%
Cooper Tire & Rubber Co.	118,261	2,074
Dana Holding Corp.	324,500	4,157
Exide Technologies*	141,626	476
Miller Industries, Inc.	89,896	1,432
Standard Motor Products, Inc.	63,130	889
Superior Industries International, Inc.	116,901	1,914

		10,942

Banks - 12.9%
Bancfirst Corp.	24,406	1,023
BancorpSouth, Inc.	216,403	3,142
Bank of the Ozarks, Inc.	56,027	1,685
BBCN Bancorp, Inc.*	194,300	2,116
Capital City Bank Group, Inc.	40,126	296
Cardinal Financial Corp.	98,346	1,208
Cathay General Bancorp	191,500	3,162
Chemical Financial Corp.	224,318	4,823
City Holding Co.	84,828	2,858
Columbia Banking System, Inc.	64,440	1,213
Community Bank System, Inc.	283,657	7,693
Community Trust Bancorp, Inc.	103,425	3,464
CVB Financial Corp.	317,951	3,704
East West Bancorp, Inc.	158,065	3,708
Financial Institutions, Inc.	20,970	354
First Bancorp	124,583	1,108
First Commonwealth Financial Corp.	518,753	3,491
First Community Bancshares, Inc.	125,544	1,812
First Financial Bancorp	241,114	3,853
First Financial Corp.	84,281	2,444
First Merchants Corp.	109,298	1,362
First Midwest Bancorp, Inc.	325,861	3,578
FirstMerit Corp.	381,011	6,294
FNB Corp.	633,029	6,881
Fulton Financial Corp.	144,573	1,444
Glacier Bancorp, Inc.	62,112	962
Hancock Holding Co.	80,600	2,453
Hanmi Financial Corp.*	25,991	272
Heartland Financial USA, Inc.	68,416	1,642
Home BancShares, Inc.	85,704	2,621
Iberiabank Corp.	75,890	3,829
Independent Bank Corp.	117,899	3,444
International Bancshares Corp.	393,395	7,679
Lakeland Bancorp, Inc.	204,999	2,157
Lakeland Financial Corp.	58,225	1,562
MainSource Financial Group, Inc.	29,376	347
National Bankshares, Inc.	20,919	630
National Penn Bancshares, Inc.	301,900	2,889
NBT Bancorp, Inc.	162,043	3,498
Old National Bancorp	421,384	5,061
Park National Corp.	48,879	3,409
Peoples Bancorp, Inc.	17,600	387
Pinnacle Financial Partners, Inc.*	99,188	1,935
PrivateBancorp, Inc.	186,067	2,746
Prosperity Bancshares, Inc.	259,221	10,895
Renasant Corp.	188,913	2,968
S&T Bancorp, Inc.	131,511	2,429

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Banks - 12.9% continued
Sandy Spring Bancorp, Inc.	65,524	$1,179
SCBT Financial Corp.	78,075	2,752
Sierra Bancorp	127,072	1,258
Simmons First National Corp., Class A	168,632	3,921
StellarOne Corp.	142,230	1,775
Sterling Bancorp	92,146	920
Susquehanna Bancshares, Inc.	863,296	8,892
SVB Financial Group*	122,838	7,213
Texas Capital Bancshares, Inc.*	110,746	4,473
Trico Bancshares	107,111	1,649
Trustmark Corp.	343,776	8,416
UMB Financial Corp.	160,039	8,199
Umpqua Holdings Corp.	275,600	3,627
Union First Market Bankshares Corp.	119,499	1,727
United Bankshares, Inc.	203,969	5,279
Washington Banking Co.	42,395	589
Washington Trust Bancorp, Inc.	117,644	2,868
Webster Financial Corp.	240,638	5,212
WesBanco, Inc.	81,985	1,743
Wilshire Bancorp, Inc.*	190,904	1,046
Wintrust Financial Corp.	115,623	4,105

		213,374

Biotechnology - 0.2%
InterMune, Inc.*	104,160	1,245
PDL BioPharma, Inc.	261,311	1,732

		2,977

Building Materials - 1.9%
Apogee Enterprises, Inc.	163,401	2,626
Comfort Systems USA, Inc.	220,457	2,209
Drew Industries, Inc.*	141,903	3,952
Gibraltar Industries, Inc.*	237,188	2,462
Griffon Corp.	215,125	1,846
Interline Brands, Inc.*	191,948	4,812
LSI Industries, Inc.	142,052	1,011
Quanex Building Products Corp.	190,879	3,413
Simpson Manufacturing Co., Inc.	136,776	4,036
Texas Industries, Inc.	26,445	1,032
Universal Forest Products, Inc.	104,781	4,084

		31,483

Chemicals - 2.0%
A. Schulman, Inc.	108,059	2,145
Aceto Corp.	249,668	2,254
Cabot Corp.	72,996	2,971
Cytec Industries, Inc.	23,014	1,350
H.B. Fuller Co.	150,947	4,634
Innophos Holdings, Inc.	52,784	2,980
Minerals Technologies, Inc.	60,427	3,854
Olin Corp.	284,500	5,943
OM Group, Inc.*	157,524	2,993
Sensient Technologies Corp.	127,135	4,670

		33,794

Coal - 0.2%
Cloud Peak Energy, Inc.*	188,977	3,195
James River Coal Co.*	218,314	592

		3,787

Commercial Services - 3.9%
ABM Industries, Inc.	186,015	3,639
Arbitron, Inc.	11,602	406
Barrett Business Services, Inc.	25,910	548
Brink’s (The) Co.	20,020	464
CDI Corp.	113,614	1,863
Convergys Corp.	367,623	5,430
Corporate Executive Board (The) Co.	14,206	581
CRA International, Inc.*	38,022	559
Electro Rent Corp.	150,916	2,449
Euronet Worldwide, Inc.*	126,000	2,157
Geo Group (The), Inc.*	191,873	4,359
Great Lakes Dredge & Dock Corp.	158,679	1,130
Heidrick & Struggles International, Inc.	146,424	2,562
Kelly Services, Inc., Class A	99,640	1,286
Kforce, Inc.*	76,176	1,025
Korn/Ferry International*	180,287	2,587
MAXIMUS, Inc.	55,150	2,854
Multi-Color Corp.	83,767	1,863
PHH Corp.*	449,059	7,850
Rent-A-Center, Inc.	359,044	12,114
Stewart Enterprises, Inc., Class A	707,577	5,052
Viad Corp.	182,376	3,648
VistaPrint N.V.*	16,429	531

		64,957

Computers - 1.5%
Brocade Communications Systems, Inc.*	301,971	1,489
CACI International, Inc., Class A*	99,069	5,451
Cray, Inc.*	275,891	3,333
Electronics for Imaging, Inc.*	188,518	3,063
Insight Enterprises, Inc.*	328,911	5,535

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Computers - 1.5% continued
Mentor Graphics Corp.*	198,990	$2,985
Synaptics, Inc.*	13,751	394
Xyratex Ltd.	208,836	2,362

		24,612

Cosmetics/Personal Care - 0.2%
Elizabeth Arden, Inc.*	62,006	2,407
Inter Parfums, Inc.	71,513	1,235

		3,642

Distribution/Wholesale - 0.5%
Core-Mark Holding Co., Inc.	63,982	3,080
Owens & Minor, Inc.	64,297	1,970
United Stationers, Inc.	99,269	2,675

		7,725

Diversified Financial Services - 1.9%
Aircastle Ltd.	151,286	1,823
Calamos Asset Management, Inc., Class A	57,029	653
Encore Capital Group, Inc.*	104,080	3,083
GFI Group, Inc.	133,886	477
Investment Technology Group, Inc.*	187,079	1,721
Janus Capital Group, Inc.	115,488	903
JMP Group, Inc.	5,196	32
KBW, Inc.	54,103	890
Knight Capital Group, Inc., Class A*	322,018	3,845
National Financial Partners Corp.*	158,959	2,130
Nelnet, Inc., Class A	163,823	3,768
NewStar Financial, Inc.*	72,428	939
Ocwen Financial Corp.*	260,283	4,888
Oppenheimer Holdings, Inc., Class A	31,755	499
Piper Jaffray Cos.*	19,695	461
Stifel Financial Corp.*	91,739	2,835
World Acceptance Corp.*	46,877	3,084

		32,031

Electric - 4.8%
Allete, Inc.	164,084	6,859
Avista Corp.	301,804	8,058
Black Hills Corp.	112,400	3,616
Cleco Corp.	210,789	8,817
El Paso Electric Co.	292,473	9,698
Empire District Electric (The) Co.	105,200	2,220
IDACORP, Inc.	281,887	11,862
NorthWestern Corp.	144,145	5,290
Otter Tail Corp.	142,550	3,260
PNM Resources, Inc.	197,700	3,863
Portland General Electric Co.	263,876	7,035
UNS Energy Corp.	203,540	7,818

		78,396

Electrical Components & Equipment - 0.7%
Advanced Energy Industries, Inc.*	39,695	533
Encore Wire Corp.	127,282	3,408
EnerSys*	56,734	1,990
Littelfuse, Inc.	83,238	4,735
Power-One, Inc.*	269,896	1,220

		11,886

Electronics - 3.4%
Analogic Corp.	37,689	2,337
Bel Fuse, Inc., Class B	74,053	1,304
Benchmark Electronics, Inc.*	240,669	3,357
Brady Corp., Class A	263,561	7,251
Coherent, Inc.*	109,410	4,738
CTS Corp.	261,501	2,463
Cymer, Inc.*	85,722	5,053
FEI Co.*	84,329	4,034
Newport Corp.*	104,631	1,258
OSI Systems, Inc.*	78,679	4,984
Park Electrochemical Corp.	80,881	2,093
Plexus Corp.*	97,499	2,750
Rofin-Sinar Technologies, Inc.*	140,532	2,660
Rogers Corp.*	86,649	3,432
Sanmina-SCI Corp.*	211,200	1,730
Watts Water Technologies, Inc., Class A	165,310	5,511
Woodward, Inc.	29,472	1,162

		56,117

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	60,411	1,179

Engineering & Construction - 1.1%
Aegion Corp.*	18,298	328
Dycom Industries, Inc.*	242,550	4,514
EMCOR Group, Inc.	255,071	7,096
Granite Construction, Inc.	139,718	3,648
Layne Christensen Co.*	119,485	2,472

		18,058

Entertainment - 0.6%
Churchill Downs, Inc.	131,784	7,748
International Speedway Corp., Class A	39,803	1,042

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Entertainment - 0.6% continued
Vail Resorts, Inc.	34,513	$1,728

		10,518

Environmental Control - 0.2%
Darling International, Inc.*	205,300	3,385
Mine Safety Appliances Co.	15,694	632

		4,017

Food - 0.7%
Chiquita Brands International, Inc.*	406,698	2,034
Dole Food Co., Inc.*	56,157	493
Fresh Del Monte Produce, Inc.	217,653	5,108
Nash Finch Co.	70,969	1,524
Sanderson Farms, Inc.	13,900	637
Seneca Foods Corp., Class A*	40,487	1,089
TreeHouse Foods, Inc.*	5,373	335

		11,220

Forest Products & Paper - 0.9%
Boise, Inc.	347,148	2,284
Buckeye Technologies, Inc.	32,769	934
Domtar Corp.	42,211	3,238
KapStone Paper and Packaging Corp.*	89,575	1,420
Mercer International, Inc.*	221,514	1,265
Neenah Paper, Inc.	10,161	271
P.H. Glatfelter Co.	338,986	5,549
Schweitzer-Mauduit International, Inc.	6,905	470

		15,431

Gas - 1.2%
AGL Resources, Inc.	60,297	2,337
Laclede Group (The), Inc.	71,062	2,829
South Jersey Industries, Inc.	59,900	3,053
Southwest Gas Corp.	277,943	12,132

		20,351

Healthcare - Products - 1.3%
AngioDynamics, Inc.*	149,335	1,794
Cantel Medical Corp.	148,160	4,037
CONMED Corp.	235,850	6,526
CryoLife, Inc.*	219,005	1,145
Greatbatch, Inc.*	142,352	3,233
Hanger Orthopedic Group, Inc.*	82,300	2,110
Invacare Corp.	118,211	1,824

		20,669

Healthcare - Services - 2.4%
Amedisys, Inc.*	81,348	1,013
Amsurg Corp.*	109,331	3,278
Capital Senior Living Corp.*	82,366	873
Centene Corp.*	53,489	1,613
Community Health Systems, Inc.*	259,681	7,279
Five Star Quality Care, Inc.*	350,794	1,077
Kindred Healthcare, Inc.*	501,829	4,933
LifePoint Hospitals, Inc.*	124,241	5,091
Magellan Health Services, Inc.*	62,800	2,847
Medcath Corp.	106,845	798
Molina Healthcare, Inc.*	189,451	4,445
RadNet, Inc.*	117,735	313
Triple-S Management Corp., Class B*	157,343	2,876
Universal American Corp.*	185,452	1,953
WellCare Health Plans, Inc.*	27,311	1,447

		39,836

Holding Companies - Diversified - 0.2%
Compass Diversified Holdings	182,783	2,552

Home Builders - 0.3%
Cavco Industries, Inc.*	4,860	249
MDC Holdings, Inc.	32,085	1,048
Meritage Homes Corp.*	77,801	2,641
Ryland Group (The), Inc.	19,273	493

		4,431

Home Furnishings - 0.3%
Ethan Allen Interiors, Inc.	77,695	1,549
Hooker Furniture Corp.	68,276	805
La-Z-Boy, Inc.*	159,514	1,960
VOXX International Corp.*	125,729	1,172

		5,486

Household Products/Wares - 1.3%
American Greetings Corp., Class A	305,856	4,472
Avery Dennison Corp.	48,738	1,333
Blyth, Inc.	123,532	4,269
CSS Industries, Inc.	61,469	1,263
Helen of Troy Ltd.*	127,061	4,306
Prestige Brands Holdings, Inc.*	336,889	5,326

		20,969

Insurance - 5.9%
Alterra Capital Holdings Ltd.	343,644	8,024
American Equity Investment Life Holding Co.	292,018	3,215
AMERISAFE, Inc.*	59,993	1,557
Argo Group International Holdings Ltd.	23,289	682

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Insurance - 5.9% continued
Assured Guaranty Ltd.	192,700	$2,717
CNO Financial Group, Inc.	1,234,510	9,629
Donegal Group, Inc., Class A	152,830	2,030
EMC Insurance Group, Inc.	55,697	1,125
Employers Holdings, Inc.	143,032	2,580
Endurance Specialty Holdings Ltd.	33,987	1,302
FBL Financial Group, Inc., Class A	205,531	5,757
First American Financial Corp.	240,700	4,082
Hallmark Financial Services, Inc.*	65,007	507
Horace Mann Educators Corp.	262,352	4,586
Kemper Corp.	40,755	1,253
Meadowbrook Insurance Group, Inc.	374,083	3,288
Montpelier Re Holdings Ltd.	171,340	3,648
National Western Life Insurance Co., Class A	2,792	396
Navigators Group (The), Inc.*	114,733	5,742
Old Republic International Corp.	86,227	715
Platinum Underwriters Holdings Ltd.	97,100	3,699
Primerica, Inc.	116,000	3,101
RLI Corp.	57,095	3,894
Safety Insurance Group, Inc.	21,229	863
Selective Insurance Group, Inc.	398,209	6,933
StanCorp Financial Group, Inc.	115,383	4,288
State Auto Financial Corp.	53,710	755
Symetra Financial Corp.	340,765	4,300
United Fire Group, Inc.	80,106	1,709
Validus Holdings Ltd.	127,484	4,083

		96,460

Internet - 0.9%
AsiaInfo-Linkage, Inc.*	14,408	170
Blucora, Inc.*	236,522	2,914
DealerTrack Holdings, Inc.*	17,704	533
Digital River, Inc.*	76,908	1,278
EarthLink, Inc.	483,548	3,598
PC-Tel, Inc.	98,758	639
Sapient Corp.	59,768	602
United Online, Inc.	442,875	1,869
WebMD Health Corp.*	127,600	2,617

		14,220

Investment Companies - 0.8%
Apollo Investment Corp.	557,259	4,280
Ares Capital Corp.	109,328	1,745
Arlington Asset Investment Corp., Class A	12,981	282
BlackRock Kelso Capital Corp.	183,704	1,793
Gladstone Capital Corp.	36,175	285
Hercules Technology Growth Capital, Inc.	257,265	2,917
MVC Capital, Inc.	160,779	2,082
Steel Excel, Inc.*	23,533	639

		14,023

Leisure Time - 0.2%
Arctic Cat, Inc.*	30,400	1,111
WMS Industries, Inc.*	139,700	2,787

		3,898

Lodging - 0.2%
Marcus Corp.	189,931	2,613

Machinery - Construction & Mining - 0.0%
Astec Industries, Inc.*	3,335	102

Machinery - Diversified - 1.5%
Albany International Corp., Class A	142,043	2,658
Briggs & Stratton Corp.	359,810	6,293
Cascade Corp.	78,999	3,717
Cognex Corp.	111,567	3,531
Intevac, Inc.*	158,225	1,190
Kadant, Inc.*	19,974	468
NACCO Industries, Inc., Class A	36,050	4,191
Robbins & Myers, Inc.	74,964	3,135

		25,183

Media - 0.8%
Digital Generation, Inc.*	39,832	493
Gannett Co., Inc.	122,603	1,806
Journal Communications, Inc., Class A*	407,426	2,102
Meredith Corp.	89,400	2,856
Scholastic Corp.	209,448	5,898

		13,155

Metal Fabrication/Hardware - 1.1%
A.M. Castle & Co.*	110,087	1,169
Ampco-Pittsburgh Corp.	17,689	324
CIRCOR International, Inc.	55,150	1,880
Mueller Industries, Inc.	184,796	7,871
Northwest Pipe Co.*	41,645	1,010
Olympic Steel, Inc.	53,352	876
Worthington Industries, Inc.	278,460	5,700

		18,830

Mining - 0.8%
Coeur d’Alene Mines Corp.*	222,212	3,902
Hecla Mining Co.	365,952	1,738

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Mining - 0.8% continued
Kaiser Aluminum Corp.	32,935	$1,708
Materion Corp.	181,730	4,185
Thompson Creek Metals Co., Inc.*	418,216	1,334

		12,867

Miscellaneous Manufacturing - 1.9%
A.O. Smith Corp.	35,105	1,716
Barnes Group, Inc.	221,053	5,369
Ceradyne, Inc.	233,319	5,985
EnPro Industries, Inc.*	127,685	4,772
Federal Signal Corp.*	281,255	1,643
Hexcel Corp.*	42,030	1,084
Myers Industries, Inc.	272,609	4,678
Raven Industries, Inc.	7,707	536
Standex International Corp.	92,166	3,923
Tredegar Corp.	119,934	1,746

		31,452

Oil & Gas - 1.9%
Approach Resources, Inc.*	14,551	372
Bill Barrett Corp.*	162,228	3,475
Clayton Williams Energy, Inc.*	27,220	1,317
GeoResources, Inc.*	131,898	4,829
Gran Tierra Energy, Inc.*	249,307	1,224
Gulfport Energy Corp.*	94,900	1,958
Parker Drilling Co.*	704,381	3,177
PDC Energy, Inc.*	145,729	3,573
Rex Energy Corp.*	64,640	725
Stone Energy Corp.*	121,800	3,086
Swift Energy Co.*	190,032	3,537
Vaalco Energy, Inc.*	304,572	2,628
Venoco, Inc.*	72,352	724
Warren Resources, Inc.*	78,890	189

		30,814

Oil & Gas Services - 1.8%
Cal Dive International, Inc.*	855,160	2,480
Dril-Quip, Inc.*	17,118	1,123
Helix Energy Solutions Group, Inc.*	262,200	4,303
Hornbeck Offshore Services, Inc.*	206,956	8,026
Key Energy Services, Inc.*	484,170	3,680
Lufkin Industries, Inc.	13,034	708
Natural Gas Services Group, Inc.*	117,784	1,745
Newpark Resources, Inc.*	563,210	3,323
Oil States International, Inc.*	19,027	1,259
OYO Geospace Corp.*	2,196	197
Superior Energy Services, Inc.*	19,759	400
TETRA Technologies, Inc.*	236,006	1,683

		28,927

Packaging & Containers - 0.3%
Graphic Packaging Holding Co.*	560,861	3,085
Rock-Tenn Co., Class A	33,892	1,849

		4,934

Pharmaceuticals - 0.8%
Neurocrine Biosciences, Inc.*	37,546	297
Nutraceutical International Corp.*	82,980	1,265
ViroPharma, Inc.*	456,241	10,813

		12,375

Pipelines - 0.3%
Crosstex Energy, Inc.	213,851	2,994
Enbridge Energy Management LLC*	45,901	1,467
Enbridge Energy Management LLC - (Fractional Shares)*	2,357,717	—
Kinder Morgan Management LLC - (Fractional Shares)*	21,957	—

		4,461

Real Estate - 0.1%
W.P. Carey & Co. LLC	50,011	2,302

Real Estate Investment Trusts - 9.8%
Acadia Realty Trust	99,985	2,318
Agree Realty Corp.	86,233	1,908
Alexandria Real Estate Equities, Inc.	22,332	1,624
Anworth Mortgage Asset Corp.	450,971	3,179
ARMOUR Residential REIT, Inc.	193,700	1,377
Capstead Mortgage Corp.	363,968	5,063
CBL & Associates Properties, Inc.	272,593	5,327
Cedar Realty Trust, Inc.	363,208	1,834
Colonial Properties Trust	213,093	4,718
Corporate Office Properties Trust	35,703	839
DiamondRock Hospitality Co.	512,872	5,231
Duke Realty Corp.	202,712	2,968
DuPont Fabros Technology, Inc.	86,350	2,466
Dynex Capital, Inc.	149,583	1,553
Entertainment Properties Trust	175,973	7,234
Equity One, Inc.	275,083	5,832
First Industrial Realty Trust, Inc.*	181,470	2,290
First Potomac Realty Trust	240,218	2,827
Franklin Street Properties Corp.	258,686	2,737
Gladstone Commercial Corp.	35,950	599

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Real Estate Investment Trusts - 9.8% continued
Government Properties Income Trust	94,100	$2,129
Hatteras Financial Corp.	209,005	5,978
Healthcare Realty Trust, Inc.	177,410	4,229
Highwoods Properties, Inc.	215,942	7,266
Invesco Mortgage Capital, Inc.	346,338	6,352
Investors Real Estate Trust	218,495	1,726
Kite Realty Group Trust	307,179	1,533
LaSalle Hotel Properties	254,635	7,420
LTC Properties, Inc.	171,114	6,208
Medical Properties Trust, Inc.	703,421	6,767
MFA Financial, Inc.	1,026,019	8,095
National Health Investors, Inc.	124,132	6,321
NorthStar Realty Finance Corp.	705,137	3,681
One Liberty Properties, Inc.	38,703	729
Pennsylvania Real Estate Investment Trust	187,407	2,807
PS Business Parks, Inc.	42,900	2,905
Ramco-Gershenson Properties Trust	190,221	2,391
Redwood Trust, Inc.	453,423	5,659
Resource Capital Corp.	198,962	1,061
Starwood Property Trust, Inc.	288,900	6,156
Strategic Hotels & Resorts, Inc.*	389,053	2,513
Washington Real Estate Investment Trust	146,606	4,171
Weingarten Realty Investors	115,597	3,045

		161,066

Retail - 5.8%
Aeropostale, Inc.*	38,156	680
Bob Evans Farms, Inc.	144,841	5,823
Casey’s General Stores, Inc.	95,423	5,629
Cash America International, Inc.	194,811	8,579
Coinstar, Inc.*	6,600	453
Cracker Barrel Old Country Store, Inc.	86,337	5,422
Domino’s Pizza, Inc.	24,833	768
DSW, Inc., Class A	99,011	5,386
Einstein Noah Restaurant Group, Inc.	40,877	718
Fifth & Pacific Cos., Inc.*	255,900	2,746
Fred’s, Inc., Class A	298,806	4,569
Group 1 Automotive, Inc.	70,158	3,200
Haverty Furniture Cos., Inc.	87,788	981
Kenneth Cole Productions, Inc., Class A*	60,454	910
Men’s Wearhouse (The), Inc.	323,162	9,094
Pantry (The), Inc.*	132,263	1,944
PC Connection, Inc.	153,769	1,633
Penske Automotive Group, Inc.	178,768	3,797
Pep Boys-Manny, Moe & Jack (The)	171,272	1,696
Pricesmart, Inc.	12,393	837
Regis Corp.	454,893	8,170
Ruby Tuesday, Inc.*	144,881	987
Rush Enterprises, Inc., Class A*	241,823	3,954
Saks, Inc.*	379,015	4,036
Shoe Carnival, Inc.	74,001	1,590
Sonic Automotive, Inc., Class A	509,985	6,971
Stage Stores, Inc.	197,504	3,618
Texas Roadhouse, Inc.	51,073	941
Wet Seal (The), Inc., Class A*	210,780	666
World Fuel Services Corp.	13,125	499

		96,297

Savings & Loans - 2.2%
Astoria Financial Corp.	255,377	2,503
BankFinancial Corp.	59,331	447
Berkshire Hills Bancorp, Inc.	37,326	821
Dime Community Bancshares	257,722	3,425
First Financial Holdings, Inc.	43,720	469
First Niagara Financial Group, Inc.	469,357	3,591
Flushing Financial Corp.	316,376	4,312
Northwest Bancshares, Inc.	193,306	2,264
OceanFirst Financial Corp.	74,173	1,065
Provident Financial Holdings, Inc.	17,548	202
Provident Financial Services, Inc.	359,444	5,517
Provident New York Bancorp	245,821	1,866
United Financial Bancorp, Inc.	151,569	2,180
Washington Federal, Inc.	329,310	5,562
WSFS Financial Corp.	58,439	2,361

		36,585

Semiconductors - 3.1%
Amkor Technology, Inc.*	118,070	576
ATMI, Inc.*	120,528	2,479
Brooks Automation, Inc.	430,116	4,060
Cabot Microelectronics Corp.	17,312	506
Cohu, Inc.	150,672	1,531
Emulex Corp.*	248,676	1,790
Entegris, Inc.*	460,319	3,931
Fairchild Semiconductor International, Inc.*	188,200	2,654
GSI Technology, Inc.*	130,455	618
Integrated Device Technology, Inc.*	45,903	258
Intersil Corp., Class A	314,200	3,346
Kulicke & Soffa Industries, Inc.*	176,143	1,571
Lattice Semiconductor Corp.*	197,331	744

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Semiconductors - 3.1% continued
LTX-Credence Corp.*	79,792	$535
MEMC Electronic Materials, Inc.*	142,712	310
MKS Instruments, Inc.	277,835	8,038
Nanometrics, Inc.*	42,095	647
OmniVision Technologies, Inc.*	172,567	2,305
Pericom Semiconductor Corp.*	204,698	1,842
Photronics, Inc.*	200,734	1,224
Power Integrations, Inc.	12,032	449
QLogic Corp.*	43,025	589
Rubicon Technology, Inc.*	13,849	141
Semtech Corp.*	28,286	688
Silicon Image, Inc.*	279,752	1,158
Standard Microsystems Corp.*	21,441	791
Tessera Technologies, Inc.	120,991	1,860
TriQuint Semiconductor, Inc.*	525,084	2,888
Veeco Instruments, Inc.*	97,221	3,341

		50,870

Software - 1.7%
Acxiom Corp.*	193,600	2,925
Advent Software, Inc.*	21,666	588
Blackbaud, Inc.	18,465	474
Digi International, Inc.*	248,116	2,541
Ebix, Inc.	47,834	954
Fair Isaac Corp.	21,026	889
JDA Software Group, Inc.*	158,707	4,712
MicroStrategy, Inc., Class A*	4,598	597
Parametric Technology Corp.*	49,954	1,047
Progress Software Corp.*	79,975	1,669
Quest Software, Inc.*	93,360	2,600
Schawk, Inc.	156,905	1,993
SS&C Technologies Holdings, Inc.*	34,009	850
SYNNEX Corp.*	144,859	4,996
Take-Two Interactive Software, Inc.*	135,759	1,284

		28,119

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	215,249	3,100

Telecommunications - 1.9%
ADTRAN, Inc.	27,197	821
Arris Group, Inc.*	243,200	3,383
Black Box Corp.	125,682	3,607
Comtech Telecommunications Corp.	49,000	1,400
Extreme Networks, Inc.*	303,705	1,045
Finisar Corp.*	230,900	3,454
General Communication, Inc., Class A*	204,297	1,698
NETGEAR, Inc.*	73,844	2,548
Oplink Communications, Inc.*	136,559	1,848
Plantronics, Inc.	112,242	3,749
Premiere Global Services, Inc.*	327,421	2,747
RF Micro Devices, Inc.*	617,614	2,625
SureWest Communications	15,531	327
Telephone & Data Systems, Inc.	97,050	2,066

		31,318

Textiles - 0.7%
G&K Services, Inc., Class A	116,874	3,645
UniFirst Corp.	116,658	7,437

		11,082

Toys, Games & Hobbies - 0.2%
JAKKS Pacific, Inc.	193,759	3,102

Transportation - 1.6%
Atlas Air Worldwide Holdings, Inc.*	68,088	2,962
Bristow Group, Inc.	157,717	6,414
Genco Shipping & Trading Ltd.*	160,834	491
Gulfmark Offshore, Inc., Class A*	182,771	6,221
Nordic American Tankers Ltd.	101,898	1,383
Overseas Shipholding Group, Inc.	98,170	1,091
PHI, Inc. (Non Voting)*	76,287	2,122
Saia, Inc.*	77,412	1,695
Ship Finance International Ltd.	232,848	3,639
Universal Truckload Services, Inc.	19,373	293

		26,311

Trucking & Leasing - 0.6%
AMERCO	72,446	6,518
TAL International Group, Inc.	73,412	2,459
Willis Lease Finance Corp.*	28,049	345

		9,322

Total Common Stocks (Cost $1,423,100)		1,596,545

CONVERTIBLE PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
Alere, Inc. 3.00%	3,306	684

Total Convertible Preferred Stocks (Cost $723)		684

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow DLB Oil & Gas(1) *	2,100	$—
Escrow Gerber Scientific, Inc.(1) *	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	40,555,323	40,556

Total Investment Companies (Cost $40,556)		40,556

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.14%, 11/1/12(4)	$8,444	$8,441

Total Short-Term Investments (Cost $8,440)		8,441

Total Investments - 99.9% (Cost $1,472,819)		1,646,226

Other Assets less Liabilities - 0.1%		1,917

NET ASSETS - 100.0%		$1,648,143

(1)	Security listed as escrow is considered to be worthless.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $100,617,000 with net sales of approximately $60,061,000 during the three months ended June 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	114	$7,731	Long	9/12	$508
E-mini S&P MidCap 400	93	8,737	Long	9/12	305
Russell 2000 Mini	423	33,645	Long	9/12	2,028

Total					$2,841

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,467,220

Gross tax appreciation of investments	$281,465
Gross tax depreciation of investments	(102,459)

Net tax appreciation of investments	$179,006

At June 30, 2012, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	2.6
Energy	5.7
Financials	35.6
Health Care	5.0
Industrials	15.2
Information Technology	12.9
Materials	5.0
Telecommunication Services	0.4
Utilities	6.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued a security using a price provided by NTGI PVC.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,596,545	(1)	$—	$—	$1,596,545
Convertible Preferred Stocks	684		—	—	684
Investment Companies	40,556		—	—	40,556
Short-Term Investments	—		8,441	—	8,441

Total Investments	$1,637,785		$8,441	$—	$1,646,226

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,841		$—	$—	$2,841

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREA LIZED APPRE CIATION (000S)	CHANGE IN UNREA LIZED DEPRE CIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANS FERS INTO LEVEL 3 (000S)	TRANS FERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/12 (000S)
Common Stock
Biotechnology	$173	$—	$(1,161)	$1,033	$—	$—	$(45)	$—	$—	$—

There was no change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012.

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Biotechnology - 3.7%
Biogen Idec, Inc.*	11,313	$1,633
Celgene Corp.*	12,933	830
Dynavax Technologies Corp.*	106,395	460

		2,923

Commercial Services - 1.7%
Global Payments, Inc.	12,350	534
Western Union (The) Co.	48,656	819

		1,353

Computers - 23.2%
Accenture PLC, Class A	19,735	1,186
Apple, Inc.*	6,937	4,051
Cognizant Technology Solutions Corp., Class A*	36,185	2,171
EMC Corp.*	66,893	1,715
Fortinet, Inc.*	53,452	1,241
Fusion-io, Inc.*	28,092	587
Hewlett-Packard Co.	29,124	586
International Business Machines Corp.	5,764	1,127
MICROS Systems, Inc.*	17,802	911
NetApp, Inc.*	22,558	718
Riverbed Technology, Inc.*	48,887	790
SanDisk Corp.*	37,855	1,381
Teradata Corp.*	28,002	2,016

		18,480

Electronics - 1.5%
FEI Co.*	24,173	1,156

Healthcare - Products - 1.5%
Intuitive Surgical, Inc.*	2,087	1,156

Internet - 12.1%
Amazon.com, Inc.*	3,300	754
F5 Networks, Inc.*	13,564	1,350
Google, Inc., Class A*	6,946	4,029
LinkedIn Corp., Class A*	6,108	649
OpenTable, Inc.*	18,986	855
Rackspace Hosting, Inc.*	17,639	775
TIBCO Software, Inc.*	40,707	1,218

		9,630

Pharmaceuticals - 2.4%
Allergan, Inc.	10,121	937
BioMarin Pharmaceutical, Inc.*	25,382	1,004

		1,941

Real Estate Investment Trusts - 1.4%
American Tower Corp.	16,200	1,132

Semiconductors - 18.8%
Altera Corp.	40,832	1,382
Analog Devices, Inc.	27,104	1,021
ARM Holdings PLC ADR	59,904	1,425
ASML Holding N.V. (Registered)	22,373	1,150
Broadcom Corp., Class A*	37,439	1,265
Intel Corp.	35,305	941
KLA-Tencor Corp.	20,850	1,027
Linear Technology Corp.	27,358	857
Marvell Technology Group Ltd.	44,911	507
Microchip Technology, Inc.	37,242	1,232
ON Semiconductor Corp.*	131,665	935
QUALCOMM, Inc.	24,205	1,348
Texas Instruments, Inc.	27,608	792
Xilinx, Inc.	32,627	1,095

		14,977

Software - 20.4%
Activision Blizzard, Inc.	118,452	1,420
AVG Technologies N.V.*	49,300	641
Check Point Software Technologies Ltd.*	34,161	1,694
Citrix Systems, Inc.*	26,020	2,184
Informatica Corp.*	19,401	822
Microsoft Corp.	21,231	650
Nuance Communications, Inc.*	35,521	846
Oracle Corp.	68,743	2,042
QLIK Technologies, Inc.*	37,965	840
Red Hat, Inc.*	26,300	1,485
Salesforce.com, Inc.*	7,526	1,041
SolarWinds, Inc.*	26,391	1,150
VMware, Inc., Class A*	15,866	1,444

		16,259

Telecommunications - 11.4%
Amdocs Ltd.*	29,809	886
Aruba Networks, Inc.*	45,377	683
Cisco Systems, Inc.	111,359	1,912
Finisar Corp.*	33,506	501
JDS Uniphase Corp.*	51,199	563
Juniper Networks, Inc.*	49,701	811
LogMeIn, Inc.*	35,313	1,078
NICE Systems Ltd. ADR*	25,067	917
Polycom, Inc.*	90,762	955

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Telecommunications - 11.4% continued
Procera Networks, Inc.*	32,405	$788

		9,094

Total Common Stocks (Cost $75,328)		78,101

INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	1,584,761	1,585

Total Investment Companies (Cost $1,585)		1,585

Total Investments - 100.1% (Cost $76,913)		79,686

Liabilities less Other Assets - (0.1)%		(59)

NET ASSETS - 100.0%		$79,627

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,314,000 with net sales of approximately $729,000 during the three months ended June 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$77,825

Gross tax appreciation of investments	$9,270
Gross tax depreciation of investments	(7,409)

Net tax appreciation of investments	$1,861

At June 30, 2012, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.0%
Financials	1.4
Health Care	7.7
Information Technology	89.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$78,101	(1)	$—	$—	$78,101
Investment Companies	1,585		—	—	1,585

Total Investments	$79,686		$—	$—	$79,686

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5%
Brazil - 5.8%
All America Latina Logistica S.A.	202,528	$855
Amil Participacoes S.A.	58,059	569
Anhanguera Educacional Participacoes S.A.	56,405	716
Banco Bradesco S.A. ADR	21,716	323
Banco do Brasil S.A.	259,444	2,512
Banco Santander Brasil S.A.	224,636	1,720
Banco Santander Brasil S.A. ADR	119,510	926
BM&FBovespa S.A.	805,061	4,060
BR Malls Participacoes S.A.	184,115	2,085
BR Properties S.A.	84,000	983
BRF - Brasil Foods S.A.	295,520	4,451
CCR S.A.	399,800	3,243
Centrais Eletricas Brasileiras S.A.	122,551	865
CETIP S.A. - Mercados Organizados	92,156	1,151
Cia de Saneamento Basico do Estado de Sao Paulo	51,257	1,942
Cia de Saneamento de Minas Gerais-COPASA	26,000	564
Cia Hering	62,761	1,192
Cia Siderurgica Nacional S.A.	328,290	1,858
Cielo S.A.	133,193	3,896
Cosan S.A. Industria e Comercio	55,147	844
CPFL Energia S.A.	108,520	1,360
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	133,572	984
Diagnosticos da America S.A.	105,942	693
Duratex S.A.	113,606	606
EcoRodovias Infraestrutura e Logistica S.A.	75,870	612
Embraer S.A.	250,562	1,649
Energias do Brasil S.A.	108,105	699
Fibria Celulose S.A.*	112,017	835
HRT Participacoes em Petroleo S.A.*	112,800	354
Hypermarcas S.A.*	155,758	917
JBS S.A.*	187,536	563
Light S.A.	27,500	337
Localiza Rent a Car S.A.	59,176	890
Lojas Renner S.A.	55,339	1,547
MMX Mineracao e Metalicos S.A.*	84,303	246
MPX Energia S.A.*	18,500	282
MRV Engenharia e Participacoes S.A.	141,793	653
Multiplan Empreendimentos Imobiliarios S.A.	33,920	828
Multiplus S.A.	21,800	520
Natura Cosmeticos S.A.	77,714	1,791
Obrascon Huarte Lain Brasil S.A.	53,900	475
Odontoprev S.A.	121,950	615
OGX Petroleo e Gas Participacoes S.A.*	585,323	1,603
Oi S.A.	108,332	513
Oi S.A. ADR	870	11
PDG Realty S.A. Empreendimentos e Participacoes	506,924	891
Petroleo Brasileiro S.A.	1,344,278	12,583
Petroleo Brasileiro S.A. ADR	18,373	333
Porto Seguro S.A.	52,608	448
Raia Drogasil S.A.	89,507	896
Redecard S.A.	152,524	2,495
Souza Cruz S.A.	173,140	2,515
Sul America S.A.	50,252	393
Tim Participacoes S.A.	381,036	2,087
Totvs S.A.	50,455	972
Tractebel Energia S.A.	73,638	1,350
Vale S.A.	571,362	11,365
Vale S.A. ADR	17,008	338

		91,004

Chile - 1.8%
AES Gener S.A.	1,107,946	638
Aguas Andinas S.A., Class A	1,047,150	648
Banco de Chile	7,966,366	1,118
Banco de Credito e Inversiones	14,183	882
Banco Santander Chile	29,669,684	2,212
CAP S.A.	33,858	1,247
Cencosud S.A.	407,687	2,244
Cia Cervecerias Unidas S.A.	50,608	636
Colbun S.A.*	3,558,512	988
Corpbanca	47,226,117	595
E.CL S.A.	241,078	575
Empresa Nacional de Electricidad S.A. ADR	3,800	194
Empresa Nacional de Electricidad S.A.	1,366,958	2,319
Empresas CMPC S.A.	502,367	1,996
Empresas COPEC S.A.	204,779	3,022
Enersis S.A.	5,432,903	2,045
Enersis S.A. ADR	9,024	169
ENTEL Chile S.A.	53,361	1,012
Latam Airlines Group S.A.	76,193	1,993
Latam Airlines Group S.A. ADR	8,335	218
Latam Airlines Group S.A. BDR*	30,812	804
S.A.C.I. Falabella	217,671	1,989
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	178

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
Chile - 1.8% continued
Vina Concha y Toro S.A.	187,100	$366

		28,088

China - 17.5%
Agile Property Holdings Ltd.	630,000	818
Agricultural Bank of China Ltd., Class H	9,711,367	3,921
Air China Ltd., Class H	818,705	485
Aluminum Corp. of China Ltd., Class H*	1,787,435	771
Angang Steel Co. Ltd., Class H*	478,798	265
Anhui Conch Cement Co. Ltd., Class H	559,575	1,535
Anta Sports Products Ltd.	407,432	248
AviChina Industry & Technology Co. Ltd., Class H	918,313	306
Bank of China Ltd., Class H	33,986,652	13,005
Bank of Communications Co. Ltd., Class H	3,283,117	2,223
BBMG Corp., Class H	486,841	342
Beijing Capital International Airport Co. Ltd., Class H	864,000	528
Beijing Enterprises Holdings Ltd.	231,271	1,396
Belle International Holdings Ltd.	2,099,000	3,590
Bosideng International Holdings Ltd.	1,265,677	327
Brilliance China Automotive Holdings Ltd.*	1,129,944	995
Byd Co. Ltd., Class H*	237,199	454
China Agri-Industries Holdings Ltd.	737,917	406
China BlueChemical Ltd., Class H	784,851	449
China Citic Bank Corp. Ltd., Class H	3,353,286	1,730
China Coal Energy Co. Ltd., Class H	1,857,232	1,542
China Communications Construction Co. Ltd., Class H	1,998,287	1,770
China Communications Services Corp. Ltd., Class H*	1,065,035	528
China Construction Bank Corp., Class H	32,570,410	22,457
China COSCO Holdings Co. Ltd., Class H*	1,189,721	533
China Everbright Ltd.	393,110	560
China Gas Holdings Ltd.	1,399,495	699
China International Marine Containers Group Co. Ltd., Class B	284,800	365
China Life Insurance Co. Ltd., Class H	3,359,544	8,822
China Longyuan Power Group Corp., Class H	978,473	644
China Mengniu Dairy Co. Ltd.	556,000	1,470
China Merchants Bank Co. Ltd., Class H	1,761,357	3,327
China Merchants Holdings International Co. Ltd.	504,601	1,543
China Minsheng Banking Corp. Ltd., Class H	2,336,927	2,090
China Mobile Ltd.	2,719,712	29,891
China National Building Material Co. Ltd., Class H	1,298,000	1,413
China Oilfield Services Ltd., Class H	695,558	1,008
China Overseas Land & Investment Ltd.	1,840,475	4,318
China Pacific Insurance Group Co. Ltd., Class H	782,937	2,552
China Petroleum & Chemical Corp., Class H	7,569,835	6,786
China Railway Construction Corp. Ltd., Class H	890,000	746
China Railway Group Ltd., Class H	1,770,827	746
China Resources Cement Holdings Ltd.	894,720	524
China Resources Enterprise Ltd.	541,628	1,619
China Resources Gas Group Ltd.	328,000	566
China Resources Land Ltd.	919,756	1,899
China Resources Power Holdings Co. Ltd.	856,900	1,764
China Rongsheng Heavy Industries Group Holdings Ltd.	1,420,000	332
China Shanshui Cement Group Ltd.	824,907	568
China Shenhua Energy Co. Ltd., Class H	1,535,136	5,424
China Shipping Container Lines Co. Ltd., Class H*	1,693,695	411
China Shipping Development Co. Ltd., Class H	570,095	268
China Southern Airlines Co. Ltd., Class H	809,995	359
China State Construction International Holdings Ltd.	636,534	602
China Taiping Insurance Holdings Co. Ltd.*	384,660	624
China Telecom Corp. Ltd., Class H	6,252,339	2,743
China Unicom Hong Kong Ltd.	2,128,494	2,674
China Vanke Co. Ltd., Class B*	597,172	791
China Yurun Food Group Ltd.	619,148	545
China ZhengTong Auto Services Holdings Ltd.*	384,500	204
China Zhongwang Holdings Ltd.*	722,000	278
Chongqing Rural Commercial Bank, Class H	1,078,434	438
Citic Pacific Ltd.	579,363	882
CITIC Securities Co. Ltd., Class H	265,500	562
CNOOC Ltd.	8,062,433	16,264
COSCO Pacific Ltd.	738,000	1,011
Country Garden Holdings Co. Ltd.*	2,067,472	818
CSG Holding Co. Ltd., Class B	336,300	226
CSR Corp. Ltd., Class H	875,669	685
Dah Chong Hong Holdings Ltd.	365,000	327

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
China - 17.5% continued
Daphne International Holdings Ltd.	409,100	$417
Datang International Power Generation Co. Ltd., Class H	1,329,875	524
Dongfang Electric Corp. Ltd., Class H	148,800	304
Dongfeng Motor Group Co. Ltd., Class H	1,223,169	1,907
Dongyue Group	479,499	225
ENN Energy Holdings Ltd.	337,279	1,186
Evergrande Real Estate Group Ltd.	2,350,116	1,215
Far East Horizon Ltd.	594,000	421
Fosun International Ltd.	708,660	370
Franshion Properties China Ltd.	1,445,791	439
GCL-Poly Energy Holdings Ltd.	3,490,675	769
Geely Automobile Holdings Ltd.	1,708,423	605
Golden Eagle Retail Group Ltd.	308,675	633
GOME Electrical Appliances Holding Ltd.	4,567,874	609
Great Wall Motor Co. Ltd. Class H	468,432	941
Guangdong Investment Ltd.	1,132,514	818
Guangzhou Automobile Group Co. Ltd., Class H*	1,005,760	847
Guangzhou R&F Properties Co. Ltd., Class H	441,214	586
Haier Electronics Group Co. Ltd.*	381,000	460
Hengan International Group Co. Ltd.	333,898	3,247
Hengdeli Holdings Ltd.	981,279	315
Huabao International Holdings Ltd.	928,000	457
Huaneng Power International, Inc., Class H	1,450,501	1,096
Industrial & Commercial Bank of China, Class H	29,394,515	16,437
Inner Mongolia Yitai Coal Co., Class B*	271,488	1,535
Intime Department Store Group Co. Ltd.	457,635	455
Jiangsu Expressway Co. Ltd., Class H	542,000	509
Jiangxi Copper Co. Ltd., Class H	628,000	1,394
Kingboard Chemical Holdings Ltd.	270,757	527
Kunlun Energy Co. Ltd.	1,447,230	2,323
Lee & Man Paper Manufacturing Ltd.	846,248	342
Lenovo Group Ltd.	2,810,000	2,398
Longfor Properties Co. Ltd.	583,231	916
Lonking Holdings Ltd.	848,873	205
Metallurgical Corp. of China Ltd., Class H*	1,258,284	270
Minmetals Resources Ltd.*	699,488	295
Nine Dragons Paper Holdings Ltd.	722,923	408
Parkson Retail Group Ltd.	638,500	571
PetroChina Co. Ltd., Class H	9,523,438	12,393
PICC Property & Casualty Co. Ltd., Class H	1,225,733	1,389
Ping An Insurance Group Co., Class H	777,453	6,274
Poly Hong Kong Investments Ltd.*	881,842	479
Sany Heavy Equipment International Holdings Co. Ltd.	417,877	225
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	732,116	812
Shanghai Electric Group Co. Ltd., Class H	1,292,000	532
Shanghai Industrial Holdings Ltd.	245,043	651
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	217,000	272
Shimao Property Holdings Ltd.	625,903	969
Shougang Fushan Resources Group Ltd.	1,305,933	339
Shui On Land Ltd.	1,149,348	470
Sihuan Pharmaceutical Holdings Group Ltd.	811,063	295
Sino-Ocean Land Holdings Ltd.	1,328,038	663
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,020,670	300
Sinopharm Group Co. Ltd., Class H	355,983	986
Soho China Ltd.	950,278	728
Sun Art Retail Group Ltd.	861,000	946
Tencent Holdings Ltd.	456,914	13,493
Tingyi Cayman Islands Holding Corp.	880,435	2,270
Tsingtao Brewery Co. Ltd., Class H	133,767	765
Uni-President China Holdings Ltd.	487,000	454
Want Want China Holdings Ltd.	2,692,870	3,331
Weichai Power Co. Ltd., Class H*	184,128	736
Wumart Stores, Inc., Class H	238,470	484
Yanzhou Coal Mining Co. Ltd., Class H*	883,138	1,355
Yingde Gases	402,700	367
Yuexiu Property Co. Ltd.	2,273,826	558
Zhaojin Mining Industry Co. Ltd., Class H	397,774	524
Zhejiang Expressway Co. Ltd., Class H	627,294	415
Zhongsheng Group Holdings Ltd.	254,500	310
Zhuzhou CSR Times Electric Co. Ltd., Class H	202,930	556
Zijin Mining Group Co. Ltd., Class H	2,732,162	926
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	612,147	787

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
China - 17.5% continued
ZTE Corp., Class H	282,898	$552

		274,594

Colombia - 1.0%
Almacenes Exito S.A.	90,803	1,504
Bancolombia S.A.	103,362	1,564
Bancolombia S.A. ADR	8,252	510
Bolsa de Valores de Colombia	368,721	507
Cementos Argos S.A.	182,058	715
Corp. Financiera Colombiana S.A.	33,327	566
Ecopetrol S.A.	2,227,905	6,229
Grupo de Inversiones Suramericana S.A.	105,644	1,831
Interconexion Electrica S.A. ESP	175,066	1,139
Inversiones Argos S.A.	131,186	1,214

		15,779

Czech Republic - 0.3%
CEZ A.S.	73,077	2,525
Komercni Banka A.S.	6,885	1,196
Telefonica Czech Republic A.S.	50,825	971

		4,692

Egypt - 0.3%
Commercial International Bank Egypt S.A.E.	256,433	1,098
Egyptian Financial Group-Hermes Holding S.A.E.*	158,509	266
Egyptian Kuwaiti Holding Co. S.A.E.	296,586	344
National Societe Generale Bank S.A.E.	43,517	208
Orascom Construction Industries	42,653	1,750
Orascom Telecom Holding S.A.E.*	1,187,439	596
Orascom Telecom Media And Technology Holding S.A.E.*	1,158,515	283
Talaat Moustafa Group*	405,263	293
Telecom Egypt Co.	150,599	330

		5,168

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	217,336	427
MOL Hungarian Oil and Gas PLC	18,831	1,363
OTP Bank PLC	101,198	1,610
Richter Gedeon Nyrt.	6,312	1,041

		4,441

India - 6.3%
ACC Ltd.	23,065	527
Adani Enterprises Ltd.	97,102	390
Adani Ports and Special Economic Zone	185,049	403
Aditya Birla Nuvo Ltd.	18,052	262
Ambuja Cements Ltd.	278,581	874
Asian Paints Ltd.	13,014	908
Axis Bank Ltd.	102,354	1,880
Bajaj Auto Ltd.*	39,238	1,111
Bank of Baroda	35,542	470
Bank of India	52,083	326
Bharat Heavy Electricals Ltd.	265,663	1,115
Bharat Petroleum Corp. Ltd.	39,606	529
Bharti Airtel Ltd.	257,236	1,414
Cairn India Ltd.*	103,251	572
Canara Bank	38,828	288
Cipla Ltd.	155,996	887
Coal India Ltd.	227,736	1,417
Dabur India Ltd.	194,883	400
DLF Ltd.	185,478	665
Dr. Reddy’s Laboratories Ltd.	33,772	1,000
Dr. Reddy’s Laboratories Ltd. ADR	12,305	365
GAIL India Ltd.	172,357	1,091
GMR Infrastructure Ltd.*	424,599	191
Godrej Consumer Products Ltd.	53,763	561
HCL Technologies Ltd.	36,565	312
HDFC Bank Ltd.	592,353	6,007
HDFC Bank Ltd. ADR	31,500	1,027
Hero Motocorp Ltd.	17,714	686
Hindalco Industries Ltd.	467,488	1,014
Hindustan Unilever Ltd.	399,971	3,264
Housing Development Finance Corp.	491,767	5,782
ICICI Bank Ltd.	146,549	2,381
ICICI Bank Ltd. ADR	22,771	738
Idea Cellular Ltd.*	294,283	402
Infosys Ltd.	167,213	7,575
Infosys Ltd. ADR	27,237	1,227
Infrastructure Development Finance Co. Ltd.	463,379	1,141
ITC Ltd.	986,238	4,589
Jaiprakash Associates Ltd.	435,520	582
Jindal Steel & Power Ltd.	168,762	1,430
JSW Steel Ltd.	35,362	434
Kotak Mahindra Bank Ltd.	123,914	1,323
Larsen & Toubro Ltd.	93,787	2,366
LIC Housing Finance Ltd.	136,916	660
Lupin Ltd.	65,461	632
Mahindra & Mahindra Ltd.	138,584	1,766
Maruti Suzuki India Ltd.	15,582	328

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
India - 6.3% continued
NTPC Ltd.	262,631	$753
Oil & Natural Gas Corp. Ltd.	347,139	1,779
Piramal Healthcare Ltd.	29,579	281
Power Finance Corp. Ltd.	115,520	370
Power Grid Corp. of India Ltd.	504,834	1,030
Ranbaxy Laboratories Ltd.*	57,496	508
Reliance Capital Ltd.	43,663	283
Reliance Communications Ltd.	225,503	256
Reliance Industries Ltd.	476,558	6,332
Reliance Industries Ltd. GDR(1) (2)	57,426	1,526
Reliance Infrastructure Ltd.	47,241	477
Reliance Power Ltd.*	247,612	477
Rural Electrification Corp. Ltd.	131,490	451
Satyam Computer Services Ltd.*	292,427	414
Sesa Goa Ltd.	153,478	532
Shriram Transport Finance Co. Ltd.	56,763	538
Siemens Ltd.	29,690	394
State Bank of India	60,329	2,353
Sterlite Industries India Ltd.	607,935	1,132
Sun Pharmaceutical Industries Ltd.	139,628	1,594
Tata Consultancy Services Ltd.	212,251	4,878
Tata Motors Ltd.	668,143	2,914
Tata Power Co. Ltd.	441,468	834
Tata Steel Ltd.	138,964	1,100
Titan Industries Ltd.	94,140	379
Ultratech Cement Ltd.	32,702	895
Unitech Ltd.*	576,586	230
United Phosphorus Ltd.	101,953	231
United Spirits Ltd.	38,995	482
Wipro Ltd.	199,203	1,433
Wipro Ltd. ADR	22,616	208
Zee Entertainment Enterprises Ltd.	214,284	564

		98,940

Indonesia - 2.6%
Adaro Energy Tbk PT	6,531,720	1,021
Astra Agro Lestari Tbk PT	182,037	390
Astra International Tbk PT	9,135,760	6,678
Bank Central Asia Tbk PT	5,520,192	4,307
Bank Danamon Indonesia Tbk PT	1,507,443	968
Bank Mandiri Persero Tbk PT	4,160,455	3,219
Bank Negara Indonesia Persero Tbk PT	3,334,409	1,370
Bank Rakyat Indonesia Persero Tbk PT	4,945,158	3,383
Bumi Resources Tbk PT	6,574,712	792
Charoen Pokphand Indonesia Tbk PT	3,338,935	1,220
Gudang Garam Tbk PT	217,415	1,439
Indo Tambangraya Megah Tbk PT	180,278	694
Indocement Tunggal Prakarsa Tbk PT	664,803	1,231
Indofood Sukses Makmur Tbk PT	1,990,371	1,031
Indosat Tbk PT	599,347	277
Jasa Marga Persero Tbk PT	929,000	537
Kalbe Farma Tbk PT	2,067,416	832
Perusahaan Gas Negara Persero Tbk PT	4,916,612	1,856
Semen Gresik Persero Tbk PT	1,336,255	1,613
Tambang Batubara Bukit Asam Persero Tbk PT	367,500	580
Telekomunikasi Indonesia Persero Tbk PT	4,538,673	3,950
Unilever Indonesia Tbk PT	687,528	1,682
United Tractors Tbk PT	756,071	1,740
Vale Indonesia Tbk PT	1,096,623	314
XL Axiata Tbk PT	758,360	495

		41,619

Malaysia - 3.5%
AirAsia Bhd.	571,700	647
Alliance Financial Group Bhd.	451,500	594
AMMB Holdings Bhd.	750,637	1,491
Axiata Group Bhd.	1,147,025	1,980
Berjaya Corp. Bhd.	1,125,342	279
Berjaya Sports Toto Bhd.	328,157	446
British American Tobacco Malaysia Bhd.	51,600	913
Bumi Armada Bhd.	525,800	665
CIMB Group Holdings Bhd.	2,182,400	5,222
DiGi.Com Bhd.	1,403,100	1,883
Gamuda Bhd.	751,200	830
Genting Bhd.	920,500	2,777
Genting Malaysia Bhd.	1,338,200	1,524
Genting Plantations Bhd.	101,600	299
Hong Leong Bank Bhd.	255,440	1,003
Hong Leong Financial Group Bhd.	93,500	365
IJM Corp. Bhd.	534,020	848
IOI Corp. Bhd.	1,449,940	2,378
Kuala Lumpur Kepong Bhd.	216,850	1,573
Lafarge Malayan Cement Bhd.	187,600	432
Malayan Banking Bhd.	1,534,884	4,215
Malaysia Airports Holdings Bhd.	249,913	446
Malaysia Marine and Heavy Engineering Holdings Bhd.	211,547	354
Maxis Bhd.	841,851	1,698
MISC Bhd.	509,560	742

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
Malaysia - 3.5% continued
MMC Corp. Bhd.	335,875	$276
Parkson Holdings Bhd.	267,543	389
Petronas Chemicals Group Bhd.	1,261,600	2,579
Petronas Dagangan Bhd.	112,100	751
Petronas Gas Bhd.	267,100	1,517
PPB Group Bhd.	215,000	1,082
Public Bank Bhd.	9,913	43
Public Bank Bhd. (Registered)	466,700	2,025
RHB Capital Bhd.	297,297	695
Sapurakencana Petroleum Bhd.*	1,011,600	701
Sime Darby Bhd.	1,218,315	3,802
SP Setia Bhd.	213,600	256
Telekom Malaysia Bhd.	486,700	867
Tenaga Nasional Bhd.	1,229,450	2,618
UEM Land Holdings Bhd.*	680,217	448
UMW Holdings Bhd.	239,000	692
YTL Corp. Bhd.	2,293,280	1,465
YTL Power International Bhd.	968,199	538

		54,348

Mexico - 4.9%
Alfa S.A.B. de C.V., Series A	128,818	2,059
America Movil S.A.B. de C.V., Series L	17,834,921	23,315
Arca Continental S.A.B. de C.V.	146,484	850
Cemex S.A.B. de C.V., Series CPO*	4,763,877	3,207
Coca-Cola Femsa S.A.B. de C.V., Series L	184,922	2,421
Compartamos S.A.B. de C.V.	462,772	541
El Puerto de Liverpool S.A.B. de C.V., Series C1	87,400	734
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	878,267	7,842
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	139,252	552
Grupo Bimbo S.A.B. de C.V., Series A	741,628	1,823
Grupo Carso S.A.B. de C.V., Series A1	259,706	845
Grupo Financiero Banorte S.A.B. de C.V., Series O	840,259	4,342
Grupo Financiero Inbursa S.A., Series O	899,884	2,023
Grupo Mexico S.A.B. de C.V., Series B	1,728,036	5,136
Grupo Modelo S.A.B. de C.V., Series C	285,905	2,529
Grupo Televisa S.A.B., Series CPO	1,162,835	5,007
Industrias Penoles S.A.B. de C.V.	62,524	2,681
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	704,127	1,379
Mexichem S.A.B. de C.V.	330,406	1,421
Minera Frisco S.A.B. de C.V., Series A1*	286,906	1,211
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,403,588	6,430

		76,348

Morocco - 0.1%
Attijariwafa Bank	13,241	508
Douja Promotion Groupe Addoha S.A.	55,606	427
Maroc Telecom S.A.	39,636	502

		1,437

Peru - 0.5%
Cia de Minas Buenaventura S.A. ADR	85,706	3,255
Credicorp Ltd.	30,552	3,846
Volcan Cia Minera SAA, Class B	923,861	1,040

		8,141

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	874,249	1,023
Aboitiz Power Corp.	837,544	681
Alliance Global Group, Inc.	1,880,424	520
Ayala Corp.	78,707	882
Ayala Land, Inc.	2,359,680	1,214
Bank of the Philippine Islands	314,852	559
BDO Unibank, Inc.	647,076	978
DMCI Holdings, Inc.	359,080	486
Energy Development Corp.	3,442,250	493
Globe Telecom, Inc.	14,615	388
International Container Terminal Services, Inc.	352,120	617
Jollibee Foods Corp.	190,573	473
Manila Electric Co.	101,730	614
Metropolitan Bank & Trust	186,652	411
Philippine Long Distance Telephone Co.	19,460	1,225
San Miguel Corp.	209,680	568
SM Investments Corp.	96,897	1,684
SM Prime Holdings, Inc.	3,146,313	979
Universal Robina Corp.	374,610	564

		14,359

Poland - 1.4%
Asseco Poland S.A.	31,669	465
Bank Handlowy w Warszawie S.A.	15,134	368
Bank Millennium S.A.*	185,589	206
Bank Pekao S.A.	53,084	2,421
BRE Bank S.A.*	6,681	596
Cyfrowy Polsat S.A.*	90,837	399
Enea S.A.	48,135	229

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
Poland - 1.4% continued
Eurocash S.A.	31,203	$384
Grupa Lotos S.A.*	28,594	240
Jastrzebska Spolka Weglowa S.A.*	16,305	491
KGHM Polska Miedz S.A.	62,972	2,751
PGE S.A.	336,535	1,965
Polski Koncern Naftowy Orlen S.A.*	144,731	1,629
Polskie Gornictwo Naftowe i Gazownictwo S.A.	796,842	994
Powszechna Kasa Oszczednosci Bank Polski S.A.	281,100	2,922
Powszechny Zaklad Ubezpieczen S.A.	25,240	2,536
Synthos S.A.	240,849	430
Tauron Polska Energia S.A.	477,316	657
Telekomunikacja Polska S.A.	330,676	1,546
TVN S.A.	69,645	183

		21,412

Russia - 5.6%
Federal Grid Co. Unified Energy System JSC*	141,364,477	854
Federal Hydrogenerating Co. JSC	29,821,745	726
Federal Hydrogenerating Co. JSC ADR	225,569	541
Gazprom OAO	1,284,773	6,100
Gazprom OAO ADR (London Exchange)	1,747,410	16,541
Gazprom OAO ADR (OTC Exchange)	15,600	148
IDGC Holding JSC*	7,786,000	424
Inter Rao Ues OAO*	822,164,281	711
LSR Group OJSC GDR (Registered)	93,140	400
Lukoil OAO	67,473	3,754
Lukoil OAO ADR (London Exchange)	147,985	8,273
Lukoil OAO ADR (OTC Exchange)	14,973	840
Magnit OJSC	2,111	259
Magnit OJSC GDR (Registered)	108,591	3,274
Mechel	1,951	12
Mechel ADR	62,356	402
MMC Norilsk Nickel OJSC	13,129	2,179
MMC Norilsk Nickel OJSC ADR (London Exchange)	3,947	65
MMC Norilsk Nickel OJSC ADR (OTC Exchange)	80,388	1,336
Mobile Telesystems OJSC ADR	233,650	4,019
NovaTek OAO GDR (Registered)	41,147	4,381
Novolipetsk Steel OJSC GDR (Registered)	29,094	479
Rosneft Oil Co.	326,745	2,061
Rosneft Oil Co. GDR (Registered)	391,021	2,454
Rostelecom OJSC	531,804	1,913
Sberbank of Russia	3,844,860	10,256
Sberbank of Russia (OTC Exchange)	56,000	149
Severstal OAO	19,603	229
Severstal OAO GDR (Registered)	71,249	840
Sistema JSFC GDR (Registered)	54,497	1,020
Surgutneftegaz OJSC	1,288,823	1,064
Surgutneftegaz OJSC ADR (London Exchange)	74,644	620
Surgutneftegaz OJSC ADR (OTC Exchange)	120,622	1,006
Tatneft	263,154	1,464
Tatneft ADR (Frankfurt Exchange)	1,663	55
Tatneft ADR (London Exchange)	61,329	2,067
TMK OAO GDR (Registered)	25,900	312
Uralkali OJSC	515,219	3,952
Uralkali OJSC GDR (Registered)	22,790	879
VTB Bank OJSC	846,000,422	1,492
VTB Bank OJSC GDR(1) (2)	11,036	39
VTB Bank OJSC GDR (Registered)	154,552	548

		88,138

South Africa - 7.7%
ABSA Group Ltd.	130,046	2,254
African Bank Investments Ltd.	327,278	1,455
African Rainbow Minerals Ltd.	48,426	986
Anglo American Platinum Ltd.	30,424	1,811
AngloGold Ashanti Ltd.	172,593	5,913
ArcelorMittal South Africa Ltd.	78,878	506
Aspen Pharmacare Holdings Ltd.*	127,805	1,972
Assore Ltd.	15,714	575
Aveng Ltd.	181,343	795
Barloworld Ltd.	99,138	983
Bidvest Group Ltd.	132,899	2,968
Discovery Holdings Ltd.	133,564	851
Exxaro Resources Ltd.	56,511	1,319
FirstRand Ltd.	1,400,174	4,535
Foschini Group (The) Ltd.	92,191	1,446
Gold Fields Ltd.	327,220	4,177
Growthpoint Properties Ltd.	731,434	2,055
Harmony Gold Mining Co. Ltd.	174,493	1,637
Impala Platinum Holdings Ltd.	238,628	3,967
Imperial Holdings Ltd.	80,185	1,691
Investec Ltd.	107,246	631
Kumba Iron Ore Ltd.	36,489	2,460

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
South Africa - 7.7% continued
Liberty Holdings Ltd.	50,652	$538
Life Healthcare Group Holdings Ltd.	422,648	1,610
Massmart Holdings Ltd.	48,647	1,007
MMI Holdings Ltd.	439,744	969
Mr Price Group Ltd.	106,987	1,465
MTN Group Ltd.	765,916	13,233
Naspers Ltd., Class N	176,099	9,413
Nedbank Group Ltd.	92,047	1,962
Netcare Ltd.	394,686	772
Northam Platinum Ltd.	109,616	314
Pick n Pay Stores Ltd.	107,574	578
Pretoria Portland Cement Co. Ltd.	233,245	765
Redefine Properties Ltd.	1,210,188	1,269
Remgro Ltd.	195,870	3,159
Reunert Ltd.	81,894	682
RMB Holdings Ltd.	318,169	1,363
RMI Holdings	301,353	641
Sanlam Ltd.	807,210	3,539
Sappi Ltd.*	243,586	819
Sasol Ltd.	247,101	10,390
Shoprite Holdings Ltd.	193,182	3,568
Spar Group (The) Ltd.	77,578	1,080
Standard Bank Group Ltd.	538,249	7,299
Steinhoff International Holdings Ltd.*	518,651	1,569
Tiger Brands Ltd.	73,442	2,205
Truworths International Ltd.	197,135	2,161
Vodacom Group Ltd.	167,085	1,904
Woolworths Holdings Ltd.	338,083	2,082

		121,343

South Korea - 14.3%
Amorepacific Corp.	1,449	1,348
BS Financial Group, Inc.	78,792	879
Celltrion, Inc.	47,300	1,264
Cheil Industries, Inc.	21,287	1,874
CJ CheilJedang Corp.	3,537	1,010
CJ Corp.	6,643	464
Daelim Industrial Co. Ltd.	12,552	1,004
Daewoo Engineering & Construction Co. Ltd.*	45,850	353
Daewoo International Corp.	15,898	460
Daewoo Securities Co. Ltd.	74,158	690
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	43,190	1,004
DGB Financial Group, Inc.	60,670	739
Dongbu Insurance Co. Ltd.	19,206	709
Dongkuk Steel Mill Co. Ltd.	16,380	221
Doosan Corp.	3,940	449
Doosan Heavy Industries & Construction Co. Ltd.	21,570	1,095
Doosan Infracore Co. Ltd.*	45,800	745
E-Mart Co. Ltd.	9,412	2,067
GS Engineering & Construction Corp.	16,100	1,087
GS Holdings	23,093	1,064
Hana Financial Group, Inc.	104,320	3,330
Hankook Tire Co. Ltd.	41,180	1,636
Hanwha Chem Corp.	38,152	713
Hanwha Corp.	19,845	494
Honam Petrochemical Corp.	6,459	1,355
Hyosung Corp.	10,466	505
Hyundai Department Store Co. Ltd.	6,866	858
Hyundai Development Co.	25,660	547
Hyundai Engineering & Construction Co. Ltd.	30,144	1,733
Hyundai Glovis Co. Ltd.	5,924	1,139
Hyundai Heavy Industries Co. Ltd.	18,903	4,308
Hyundai Hysco Co. Ltd.	14,228	512
Hyundai Marine & Fire Insurance Co. Ltd.	28,310	737
Hyundai Merchant Marine Co. Ltd.*	19,170	423
Hyundai Mipo Dockyard	5,012	524
Hyundai Mobis	30,770	7,449
Hyundai Motor Co.	69,622	14,283
Hyundai Securities Co. Ltd.	52,320	393
Hyundai Steel Co.	25,018	1,858
Hyundai Wia Corp.	6,972	1,039
Industrial Bank of Korea	74,010	833
Kangwon Land, Inc.	43,550	928
KB Financial Group, Inc.	165,894	5,403
KCC Corp.	1,935	473
Kia Motors Corp.	118,949	7,835
Korea Aerospace Industries Ltd.	15,470	400
Korea Electric Power Corp.*	115,596	2,588
Korea Exchange Bank*	116,670	833
Korea Gas Corp.	10,656	378
Korea Investment Holdings Co. Ltd.	17,360	582
Korea Life Insurance Co. Ltd.	79,790	448
Korea Zinc Co. Ltd.	3,828	1,299
Korean Air Lines Co. Ltd.*	16,455	728
KP Chemical Corp.	21,690	255
KT Corp.	11,689	309

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
South Korea - 14.3% continued
KT Corp. ADR	6,526	$86
KT&G Corp.	49,721	3,526
Kumho Petro chemical Co. Ltd.	6,202	661
LG Chem Ltd.	20,957	5,420
LG Corp.	42,745	2,076
LG Display Co. Ltd.*	104,780	1,980
LG Electronics, Inc.	48,065	2,593
LG Household & Health Care Ltd.	4,218	2,273
LG Innotek Co. Ltd.*	4,565	361
LG Uplus Corp.	102,682	500
Lotte Confectionery Co. Ltd.	327	447
Lotte Shopping Co. Ltd.	4,586	1,252
LS Corp.	8,152	615
LS Industrial Systems Co. Ltd.	6,623	378
Mando Corp.	5,790	862
Mirae Asset Securities Co. Ltd.	10,175	278
NCSoft Corp.	6,886	1,650
NHN Corp.	18,505	4,058
OCI Co. Ltd.	6,988	1,396
Orion Corp.	1,613	1,339
POSCO	28,961	9,248
POSCO ADR	2,328	187
S1 Corp.	7,541	379
Samsung C&T Corp.	56,309	3,249
Samsung Card Co. Ltd.	18,992	531
Samsung Electro-Mechanics Co. Ltd.	26,924	2,523
Samsung Electronics Co. Ltd.	49,886	52,890
Samsung Engineering Co. Ltd.	13,513	2,145
Samsung Fire & Marine Insurance Co. Ltd.	15,994	3,167
Samsung Heavy Industries Co. Ltd.	72,810	2,412
Samsung Life Insurance Co. Ltd.	27,124	2,211
Samsung SDI Co. Ltd.	15,410	2,076
Samsung Securities Co. Ltd.	27,680	1,198
Samsung Techwin Co. Ltd.	16,858	1,150
Shinhan Financial Group Co. Ltd.	192,850	6,712
Shinsegae Co. Ltd.	3,121	576
SK C&C Co. Ltd.	10,180	954
SK Holdings Co. Ltd.	11,658	1,368
SK Hynix, Inc.*	235,120	4,970
SK Innovation Co. Ltd.	27,219	3,332
SK Networks Co. Ltd.	56,530	431
SK Telecom Co. Ltd.	3,253	355
SK Telecom Co. Ltd. ADR	10,300	125
S-Oil Corp.	20,280	1,631
STX Pan Ocean Co. Ltd.	45,220	181
Woongjin Coway Co. Ltd.	24,550	765
Woori Finance Holdings Co. Ltd.	163,390	1,794
Woori Investment & Securities Co. Ltd.	58,907	578
Yuhan Corp.	3,696	432

		224,975

Taiwan - 10.8%
Acer, Inc.	1,101,796	1,152
Advanced Semiconductor Engineering, Inc.	2,400,568	1,958
Advantech Co. Ltd.	121,285	404
Airtac International Group	37,000	214
Asia Cement Corp.	855,599	1,078
Asustek Computer, Inc.	305,546	2,826
AU Optronics Corp.	3,387,215	1,386
Capital Securities Corp.	798,602	269
Catcher Technology Co. Ltd.	253,111	1,713
Cathay Financial Holding Co. Ltd.	3,032,548	3,003
Chang Hwa Commercial Bank	1,847,230	982
Cheng Shin Rubber Industry Co. Ltd.	725,847	1,836
Cheng Uei Precision Industry Co. Ltd.	168,205	334
Chicony Electronics Co. Ltd.	198,560	368
Chimei Innolux Corp.*	2,315,416	967
China Airlines Ltd.	1,176,307	530
China Development Financial Holding Corp.	5,884,868	1,405
China Life Insurance Co. Ltd.	792,880	749
China Motor Corp.	251,000	230
China Petrochemical Development Corp.	624,700	529
China Steel Corp.	5,099,379	4,797
Chinatrust Financial Holding Co. Ltd.	4,672,999	2,690
Chunghwa Telecom Co. Ltd.	1,675,493	5,277
Chunghwa Telecom Co. Ltd. ADR	4,048	127
Clevo Co.	196,782	286
Compal Electronics, Inc.	1,882,759	1,733
CTCI Corp.	256,000	478
Delta Electronics, Inc.	812,521	2,517
E Ink Holdings, Inc.	357,095	394
E.Sun Financial Holding Co. Ltd.	1,652,897	856
Epistar Corp.	329,351	736
Eternal Chemical Co. Ltd.	310,207	233
Eva Airways Corp.	749,271	457
Evergreen Marine Corp. Taiwan Ltd.	753,795	411
Everlight Electronics Co. Ltd.	157,568	272

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
Taiwan - 10.8% continued
Far Eastern Department Stores Co. Ltd.	405,894	$385
Far Eastern New Century Corp.	1,328,548	1,415
Far EasTone Telecommunications Co. Ltd.	720,345	1,561
Farglory Land Development Co. Ltd.	156,000	278
Feng Hsin Iron & Steel Co.*	192,160	323
First Financial Holding Co. Ltd.	2,766,806	1,624
Formosa Chemicals & Fibre Corp.	1,413,320	3,740
Formosa International Hotels Corp.	15,805	170
Formosa Petrochemical Corp.	514,487	1,400
Formosa Plastics Corp.	1,797,349	4,833
Formosa Taffeta Co. Ltd.	335,827	302
Foxconn Technology Co. Ltd.	317,728	1,164
Fubon Financial Holding Co. Ltd.	2,441,123	2,464
Giant Manufacturing Co. Ltd.	126,483	589
Highwealth Construction Corp.	179,000	282
Hiwin Technologies Corp.	74,860	769
Hon Hai Precision Industry Co. Ltd.	4,102,414	12,370
Hotai Motor Co. Ltd.	110,900	722
HTC Corp.	329,220	4,329
Hua Nan Financial Holdings Co. Ltd.	2,225,267	1,235
Inotera Memories, Inc.*	819,246	191
Inventec Corp.	995,473	325
Kinsus Interconnect Technology Corp.	118,587	328
Largan Precision Co. Ltd.	45,835	962
LCY Chemical Corp.	193,010	311
Lite-On Technology Corp.	939,858	1,186
Macronix International	1,500,975	476
MediaTek, Inc.	440,549	4,083
Mega Financial Holding Co. Ltd.	3,557,608	2,637
Motech Industries, Inc.	137,229	190
MStar Semiconductor, Inc.	179,317	1,211
Nan Kang Rubber Tire Co. Ltd.	208,722	293
Nan Ya Plastics Corp.	2,130,695	3,846
Nan Ya Printed Circuit Board Corp.	84,925	145
Novatek Microelectronics Corp.	232,850	721
Pegatron Corp.	713,594	945
Phison Electronics Corp.	55,608	455
Pou Chen Corp.	996,093	852
Powertech Technology, Inc.	326,568	638
President Chain Store Corp.	258,220	1,378
Quanta Computer, Inc.	1,123,576	3,025
Radiant Opto-Electronics Corp.*	189,000	958
Realtek Semiconductor Corp.	198,841	367
Richtek Technology Corp.	63,849	380
Ruentex Development Co. Ltd.	258,940	400
Ruentex Industries Ltd.	204,781	342
Shin Kong Financial Holding Co. Ltd.*	2,699,463	786
Siliconware Precision Industries Co.	1,338,480	1,392
Simplo Technology Co. Ltd.	114,120	790
Sino-American Silicon Products, Inc.	179,550	283
SinoPac Financial Holdings Co. Ltd.	2,654,257	1,009
Standard Foods Corp.	92,000	265
Synnex Technology International Corp.	561,086	1,372
Taishin Financial Holding Co. Ltd.	2,302,212	884
Taiwan Business Bank*	1,263,834	367
Taiwan Cement Corp.	1,414,055	1,687
Taiwan Cooperative Financial Holding*	1,805,349	1,072
Taiwan Fertilizer Co. Ltd.	336,000	777
Taiwan Glass Industry Corp.	398,447	338
Taiwan Mobile Co. Ltd.*	755,076	2,496
Taiwan Semiconductor Manufacturing Co. Ltd.*	11,116,193	30,427
Teco Electric and Machinery Co. Ltd.*	787,000	514
TPK Holding Co. Ltd.	76,003	962
Transcend Information, Inc.	84,442	236
Tripod Technology Corp.	186,082	530
TSRC Corp.	219,902	543
Tung Ho Steel Enterprise Corp.	328,271	320
U-Ming Marine Transport Corp.	188,000	300
Unimicron Technology Corp.	596,418	682
Uni-President Enterprises Corp.	1,739,435	2,794
United Microelectronics Corp.	5,599,043	2,450
Walsin Lihwa Corp.	1,436,770	403
Wan Hai Lines Ltd.	489,825	242
Wintek Corp.	660,162	366
Wistron Corp.	895,217	1,102
WPG Holdings Ltd.	611,316	721
Ya Hsin Industrial Co. Ltd.†*	121,548	—
Yang Ming Marine Transport Corp.	620,356	279
Yuanta Financial Holding Co. Ltd.*	3,629,647	1,665
Yulon Motor Co. Ltd.	394,257	701
Zhen Ding Technology Holding Ltd.*	76,000	240

		168,792

Thailand - 2.1%
Advanced Info Service PCL (Registered)	194,000	1,127
Advanced Info Service PCL NVDR	211,099	1,232
Bangkok Bank PCL	25,275	153
Bangkok Bank PCL (Registered)	356,625	2,333

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
Thailand - 2.1% continued
Bangkok Bank PCL NVDR	249,500	$1,510
Bank of Ayudhya PCL (Registered)	518,654	494
Bank of Ayudhya PCL NVDR	309,868	291
Banpu PCL (Registered)	23,350	326
Banpu PCL NVDR	25,958	368
BEC World PCL (Registered)	196,500	312
BEC World PCL NVDR	247,207	395
Charoen Pokphand Foods PCL NVDR	1,358,857	1,655
CP ALL PCL (Registered)	905,200	1,012
CP ALL PCL NVDR	1,078,736	1,213
Glow Energy PCL (Registered)	100,200	196
Glow Energy PCL NVDR	127,602	250
Indorama Ventures PCL NVDR	654,447	574
IRPC PCL (Registered)	1,860,900	210
IRPC PCL NVDR	2,734,681	312
Kasikornbank PCL	50,000	256
Kasikornbank PCL (Registered)	280,600	1,465
Kasikornbank PCL NVDR	513,797	2,634
Krung Thai Bank PCL (Registered)	559,800	284
Krung Thai Bank PCL NVDR	716,955	365
PTT Exploration & Production PCL NVDR	275,443	1,462
PTT Exploration & Production PCL (Registered)	248,300	1,313
PTT Global Chemical PCL (Registered)	206,614	361
PTT Global Chemical PCL NVDR	544,976	960
PTT PCL (Registered)	186,500	1,896
PTT PCL NVDR	201,800	2,063
Siam Cement PCL (Registered)	51,000	583
Siam Cement PCL NVDR	134,698	1,344
Siam Commercial Bank PCL (Registered)	232,700	1,077
Siam Commercial Bank PCL NVDR	474,676	2,218
Thai Oil PCL (Registered)	112,300	202
Thai Oil PCL NVDR	260,995	476

		32,922

Turkey - 1.6%
Akbank T.A.S.	633,335	2,324
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	91,408	1,172
Arcelik A.S.	106,779	541
Asya Katilim Bankasi A.S.*	218,730	220
BIM Birlesik Magazalar A.S.	47,999	1,980
Coca-Cola Icecek A.S.	29,247	454
Dogan Yayin Holding A.S.*	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	274,278	338
Enka Insaat ve Sanayi A.S.	161,939	435
Eregli Demir ve Celik Fabrikalari T.A.S.	523,425	584
Ford Otomotiv Sanayi A.S.	31,229	284
Haci Omer Sabanci Holding A.S.	369,265	1,557
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	287,696	1,099
Koza Altin Isletmeleri A.S.	17,248	334
TAV Havalimanlari Holding A.S.	73,053	393
Tupras Turkiye Petrol Rafinerileri A.S.	56,475	1,210
Turk Hava Yollari*	211,239	372
Turk Telekomunikasyon A.S.	237,281	970
Turkcell Iletisim Hizmetleri A.S.*	347,574	1,755
Turkiye Garanti Bankasi A.S.	1,045,303	4,119
Turkiye Halk Bankasi A.S.	141,484	1,110
Turkiye Is Bankasi, Class C	712,505	1,899
Turkiye Sise ve Cam Fabrikalari A.S.	171,449	281
Turkiye Vakiflar Bankasi Tao, Class D	341,968	713
Yapi ve Kredi Bankasi A.S.*	396,939	817

		24,961

Ukraine - 0.0%
Kernel Holding S.A.*	23,577	432

United States - 0.2%
Southern Copper Corp.	76,827	2,421

Total Common Stocks(3) (Cost $1,288,996)(3)		1,404,354

PREFERRED STOCKS - 8.0%
Brazil - 6.9%
AES Tiete S.A.	46,253	659
Banco Bradesco S.A.	841,963	12,488
Banco do Estado do Rio Grande do Sul, Class B	81,418	576
Bradespar S.A.	102,401	1,674
Braskem S.A., Class A	69,641	463
Centrais Eletricas Brasileiras S.A., Class B	101,741	981
Cia Brasileira de Distribuicao Grupo Pao de Acucar	43,860	1,733
Cia de Bebidas das Americas	337,799	12,937
Cia de Transmissao de Energia Eletrica Paulista	15,846	506
Cia Energetica de Minas Gerais	217,152	4,003
Cia Energetica de Sao Paulo, Class B	71,108	1,293
Cia Paranaense de Energia, Class B	46,344	1,003

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 8.0% continued
Brazil - 6.9% continued
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	43,377	$546
Gerdau S.A.	389,361	3,416
Itau Unibanco Holding S.A.	1,030,500	14,402
Itausa - Investimentos Itau S.A.	1,162,322	4,890
Klabin S.A.	203,321	901
Lojas Americanas S.A.	182,295	1,195
Metalurgica Gerdau S.A.	124,299	1,361
Oi S.A.	376,199	1,549
Petroleo Brasileiro S.A.	1,860,395	16,830
Telefonica Brasil S.A.	131,591	3,262
Telefonica Brasil S.A. ADR	2,945	73
Ultrapar Participacoes S.A.	147,724	3,360
Usinas Siderurgicas de Minas Gerais S.A., Class A	172,444	549
Vale S.A.	904,630	17,597

		108,247

Chile - 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	37,634	2,103

Colombia - 0.2%
Banco Davivienda S.A.	39,811	492
Bancolombia S.A.	113,341	1,767
Grupo Aval Acciones y Valores	644,800	414
Grupo de Inversiones Suramericana S.A.	28,909	527
Inversiones Argos S.A.	39,345	353

		3,553

Russia - 0.3%
AK Transneft OAO	701	1,017
Sberbank of Russia	448,894	867
Surgutneftegaz OJSC	1,720,024	989
Surgutneftegaz OJSC ADR	140,161	799

		3,672

South Korea - 0.5%
Hyundai Motor Co.	10,759	630
Hyundai Motor Co., Class 2	17,001	1,116
LG Chem Ltd.	3,369	262
Samsung Electronics Co. Ltd.	9,282	6,143

		8,151

Total Preferred Stocks(3) (Cost $127,936)(3)		125,726

RIGHTS - 0.0%
Chile - 0.0%
Cencosud S.A.*	43,756	14

Total Rights(3) (Cost $ — )(3)		14

INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Diversified Assets Portfolio(4) (5)	5,381,644	5,381
Vanguard MSCI Emerging Markets ETF	365,650	14,608

Total Investment Companies (Cost $19,051)		19,989

Total Investments - 98.8% (Cost $1,435,983)		1,550,083

Other Assets less Liabilities - 1.2%		18,111

NET ASSETS - 100.0%		$1,568,194

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $1,565,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd. GDR	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,496,000 with net sales of approximately $115,000 during the three months ended June 30, 2012.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

At June 30, 2012, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	11	$2,231	Long	9/12	$55
FTSE/JSE Top 40 (South African Rand)	104	3,757	Long	9/12	(121)
Hang Seng Index (Hong Kong Dollar)	46	5,766	Long	7/12	128
MSCI Taiwan Index (United States Dollar)	164	4,156	Long	7/12	112
S&P CNX Nifty (United States Dollar)	262	2,774	Long	7/12	82
S&P/TSX 60 (Canadian Dollar)	19	2,468	Long	9/12	60
SPI 200 (Australian Dollar)	24	2,491	Long	9/12	(32)

Total					$284

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,460,443

Gross tax appreciation of investments	$256,236
Gross tax depreciation of investments	(166,596)

Net tax appreciation of investments	$89,640

At June 30, 2012, the Emerging Markets Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Hong Kong Dollar	4,655	United States Dollar	600	7/3/2012	$—	*
United States Dollar	59	Russian Ruble	1,742	7/12/2012	(6)
Brazilian Real	1,002	United States Dollar	475	9/19/12	(17)
Hong Kong Dollar	13,962	United States Dollar	1,800	9/19/12	—	*
Hong Kong Dollar	11,635	United States Dollar	1,500	9/19/12	—	*
United States Dollar	1,100	Hong Kong Dollar	8,532	9/19/12	—	*
United States Dollar	93	Hong Kong Dollar	720	9/19/12	—	*
United States Dollar	496	Hong Kong Dollar	3,847	9/19/12	—	*
United States Dollar	1,335	Korean Won	1,564,353	9/19/12	30
United States Dollar	850	Korean Won	984,872	9/19/12	9
United States Dollar	300	Mexican Peso	4,130	9/19/12	7
United States Dollar	200	Mexican Peso	2,746	9/19/12	4
United States Dollar	15	Mexican Peso	200	9/19/12	—	*
United States Dollar	17	Polish Zloty	60	9/19/12	1
United States Dollar	1,063	Russian Ruble	35,195	9/19/12	8
United States Dollar	250	South African Rand	2,128	9/19/12	7
United States Dollar	600	South African Rand	5,021	9/19/12	7
United States Dollar	500	South African Rand	4,189	9/19/12	6
United States Dollar	37	South African Rand	320	9/19/12	1
United States Dollar	2,400	Taiwan Dollar	71,665	9/19/12	—	*
United States Dollar	150	Turkish Lira	279	9/19/12	2
United States Dollar	38	Turkish Lira	70	9/19/12	—	*
United States Dollar	828	Indian Rupee	46,997	9/20/12	—	*

Total					$59

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At June 30, 2012, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	7.8%
Consumer Staples	8.4
Energy	12.6
Financials	25.5
Health Care	1.1
Industrials	6.7
Information Technology	13.7
Materials	12.2
Telecommunication Services	8.1
Utilities	3.9

Total	100.0%

At June 30, 2012, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG- TERM INVESTMENTS
Hong Kong Dollar	17.7%
Korean Won	15.1
Brazilian Real	12.8
Taiwan Dollar	10.9
United States Dollar	8.2
South African Rand	7.8
Indian Rupee	6.1
All other currencies less than 5%	21.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$117,373	$—	$117,373
Consumer Staples	1,505	112,620	—	114,125
Energy	8,556	162,874	—	171,430
Financials	11,988	331,305	—	343,293
Health Care	365	17,067	—	17,432
Industrials	218	103,929	—	104,147
Information Technology	1,435	204,683	—	206,118
Materials	11,085	149,179	—	160,264
Telecommunication Services	4,367	115,905	—	120,272
Utilities	1,697	48,203	—	49,900
Preferred Stocks
Consumer Discretionary	—	2,941	—	2,941
Consumer Staples	—	14,670	—	14,670
Energy	799	22,197	—	22,996
Financials	3,199	33,222	—	36,421
Information Technology	—	6,143	—	6,143
Materials	353	28,327	—	28,680
Telecommunication Services	73	4,811	—	4,884
Utilities	—	8,991	—	8,991
Rights
Consumer Staples	—	14	—	14
Investment Companies	19,989	—	—	19,989

Total Investments	$65,629	$1,484,454	$—	$1,550,083

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$437	$—	$—	$437
Foreign Currency Exchange Contracts	—	82	—	82
Liabilities
Futures Contracts	(153)	—	—	(153)
Foreign Currency Exchange Contracts	—	(23)	—	(23)

Total Other Financial Instruments	$284	$59	$—	$343

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2012. At June 30, 2012, the Fund had a transfer in the Materials sector of Common Stock from Level 3 to Level 2 of $3,952,000 due to a valuation at a mid price. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURC- HASES (000S)	SALES (000S)	TRAN- SFERS INTO LEVEL 3 (000S) (1)	TRAN- SFERS OUT OF LEVEL 3 (000S) (1)		BALANCE AS OF 6/30/12 (000S)
Common Stock
Materials	$3,887	$—	$—	$45	$—	$20	$—	$—	$(3,952	)(2)	$—

(1)	The value of Transfers Into and/or Out of Level 3 are measured using the fair value as of the end of the period, June 30, 2012.
(2)	Transferred out of Level 3 and into Level 2 due to security being valued based on a mid price from a primary pricing service.

There was no change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012.

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Australia - 7.1%
BGP Holdings PLC - (Fractional Shares)*	6,535,576	$—
BWP Trust	466,187	893
Centro Retail Australia	1,190,781	2,419
CFS Retail Property Trust	1,879,024	3,736
Charter Hall Retail REIT	269,112	915
Commonwealth Property Office Fund	2,114,854	2,204
Dexus Property Group	4,299,294	4,111
FKP Property Group	812,640	318
Goodman Group	1,368,391	5,185
GPT Group	1,610,273	5,446
Investa Office Fund	545,648	1,523
Mirvac Group	3,034,760	3,973
Stockland	1,981,364	6,272
Westfield Group	2,050,420	19,971
Westfield Retail Trust	2,713,277	7,952

		64,918

Austria - 0.6%
Atrium European Real Estate Ltd.	165,866	779
CA Immobilien Anlagen A.G.	78,397	783
Conwert Immobilien Invest S.E.	75,797	832
Immofinanz A.G.*	972,610	3,097

		5,491

Belgium - 0.4%
Befimmo SCA Sicafi	16,146	923
Cofinimmo	13,774	1,535
Intervest Offices & Warehouses	6,263	154
Leasinvest Real Estate SCA	1,376	113
Warehouses De Pauw SCA	9,151	489
Wereldhave Belgium N.V.	2,207	211

		3,425

Brazil - 2.3%
Aliansce Shopping Centers S.A.	93,379	796
BR Malls Participacoes S.A.	399,429	4,524
BR Properties S.A.	275,315	3,221
Brookfield Incorporacoes S.A.	196,079	328
Camargo Correa Desenvolvimento Imobiliario S.A.*	41,258	111
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	281,552	2,075
Even Construtora e Incorporadora S.A.	208,575	706
Ez Tec Empreendimentos e Participacoes S.A.	51,740	531
Gafisa S.A.*	378,000	493
General Shopping Brasil S.A.*	21,504	102
Helbor Empreendimentos S.A.	131,448	568
Iguatemi Empresa de Shopping Centers S.A.	35,424	729
JHSF Participacoes S.A.	77,116	231
MRV Engenharia e Participacoes S.A.	321,003	1,478
Multiplan Empreendimentos Imobiliarios S.A.	73,694	1,798
PDG Realty S.A. Empreendimentos e Participacoes	998,382	1,755
Rodobens Negocios Imobiliarios S.A.	20,943	115
Rossi Residencial S.A.	176,039	432
Sonae Sierra Brasil S.A.	26,962	389
Tecnisa S.A.	122,408	454
Viver Incorporadora e Construtora S.A.*	189,785	140

		20,976

Canada - 4.3%
Allied Properties Real Estate Investment Trust	49,532	1,411
Artis Real Estate Investment Trust	96,517	1,555
Boardwalk Real Estate Investment Trust	42,565	2,450
Calloway Real Estate Investment Trust	94,963	2,612
Canadian Apartment Properties REIT	82,761	1,933
Canadian Real Estate Investment Trust	60,106	2,400
Chartwell Seniors Housing Real Estate Investment Trust	151,257	1,441
Cominar Real Estate Investment Trust	98,257	2,316
Crombie Real Estate Investment Trust	41,081	593
Dundee Real Estate Investment Trust	85,469	3,206
Extendicare Real Estate Investment Trust	74,078	530
First Capital Realty, Inc.	63,995	1,153
Granite Real Estate, Inc.	41,700	1,423
H&R Real Estate Investment Trust	160,621	3,865
InnVest Real Estate Investment Trust	82,208	379
Killam Properties, Inc.	43,504	561
Morguard Real Estate Investment Trust	38,656	645
Northern Property Real Estate Investment Trust	27,951	904
NorthWest Healthcare Properties Real Estate Investment Trust	30,876	397
Primaris Retail Real Estate Investment Trust	77,900	1,803
RioCan Real Estate Investment Trust	254,320	6,919
Transglobe Apartment Real Estate Investment Trust	51,490	721

		39,217

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Chile - 0.1%
Parque Arauco S.A.	470,597	$837

China - 1.9%
Agile Property Holdings Ltd.	1,233,979	1,603
Beijing North Star Co. Ltd., Class H	637,662	117
China Merchants Property Development Co. Ltd., Class B	224,108	438
China Vanke Co. Ltd., Class B*	1,169,956	1,549
Country Garden Holdings Co. Ltd.*	3,241,233	1,282
Evergrande Real Estate Group Ltd.	5,331,000	2,756
Fantasia Holdings Group Co. Ltd.	1,816,500	196
Greentown China Holdings Ltd.	699,000	734
Guangzhou R&F Properties Co. Ltd., Class H	859,002	1,140
Hui Xian Real Estate Investment Trust	1,777,000	1,029
Longfor Properties Co. Ltd.	915,000	1,437
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	448,631	495
Shui On Land Ltd.	2,590,272	1,058
Sino-Ocean Land Holdings Ltd.	3,752,435	1,873
Soho China Ltd.	1,843,756	1,412

		17,119

Egypt - 0.0%
Six of October Development & Investment Co.*	82,598	231

Finland - 0.2%
Citycon OYJ	186,748	528
Sponda OYJ	251,835	944
Technopolis OYJ	67,089	275

		1,747

France - 2.7%
Affine S.A.	3,747	51
ANF Immobilier	9,763	411
Fonciere Des Regions	24,409	1,759
Gecina S.A.	16,271	1,456
ICADE	19,297	1,464
Klepierre	84,247	2,776
Mercialys S.A.	40,871	761
Orco Property Group*	15,289	49
Societe de la Tour Eiffel	5,101	255
Societe Immobiliere de Location pour I’Industrie et le Commerce	11,559	1,101
Unibail-Rodamco S.E.	81,130	14,969

		25,052

Germany - 1.0%
Alstria Office REIT-A.G.	70,372	744
Colonia Real Estate A.G.*	19,353	67
Deutsche Euroshop A.G.	45,831	1,623
Deutsche Wohnen A.G. (Bearer)	129,689	2,186
DIC Asset A.G.	30,637	264
GAGFAH S.A.*	79,238	756
GSW Immobilien A.G.	44,875	1,533
Hamborner REIT A.G.	29,942	263
IVG Immobilien A.G.*	137,231	273
Patrizia Immobilien A.G.*	23,956	134
Prime Office REIT-A.G.	35,013	144
TAG Immobilien A.G.	85,859	807

		8,794

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.	16,797	81

Hong Kong - 10.4%
C C Land Holdings Ltd.	1,130,000	274
Champion REIT	2,193,846	911
China Overseas Land & Investment Ltd.	3,626,542	8,507
China Resources Land Ltd.	2,071,218	4,277
Franshion Properties China Ltd.	3,262,000	991
Hang Lung Properties Ltd.	1,983,452	6,752
Henderson Land Development Co. Ltd.	1,043,441	5,797
Hongkong Land Holdings Ltd.	1,547,618	8,912
Hysan Development Co. Ltd.	700,386	2,664
Kerry Properties Ltd.	634,599	2,719
Link REIT (The)	1,998,800	8,172
Mingfa Group International Co. Ltd.	1,071,000	284
New World China Land Ltd.	2,307,899	945
New World Development Ltd.	4,066,741	4,801
Poly Hong Kong Investments Ltd.*	1,606,000	873
Qualipak International Holdings Ltd.*	56,500	—
Shenzhen Investment Ltd.	2,436,014	577
Shimao Property Holdings Ltd.	1,231,869	1,908
Sino Land Co. Ltd.	2,617,427	3,973
Sun Hung Kai Properties Ltd.	1,742,619	20,679
Swire Properties Ltd.	571,600	1,722
Wharf Holdings Ltd.	1,345,317	7,479
Yuexiu Property Co. Ltd.	6,167,400	1,514

		94,731

India - 0.3%
Anant Raj Industries Ltd.	105,351	91

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
India - 0.3% continued
DLF Ltd.	454,043	$1,629
Orbit Corp. Ltd.	79,936	81
Parsvnath Developers Ltd.*	114,070	126
Prestige Estates Projects Ltd.	57,589	121
Sunteck Realty Ltd.	16,546	104
Unitech Ltd.*	1,755,440	699

		2,851

Indonesia - 0.7%
Agung Podomoro Land Tbk PT	5,323,696	197
Alam Sutera Realty Tbk PT	13,163,640	693
Bakrieland Development Tbk PT*	38,355,643	287
Bumi Serpong Damai PT	6,227,500	787
Ciputra Development Tbk PT	10,157,290	706
Ciputra Property Tbk PT	2,663,938	185
Ciputra Surya Tbk PT	690,500	142
Intiland Development Tbk PT*	6,852,500	251
Kawasan Industri Jababeka Tbk PT*	17,678,500	353
Lippo Karawaci Tbk PT	15,392,031	1,314
Pakuwon Jati Tbk PT*	12,800,140	265
Sentul City Tbk PT*	20,763,517	515
Summarecon Agung Tbk PT	4,604,000	800

		6,495

Israel - 0.1%
Azrieli Group	32,466	717

Italy - 0.0%
Beni Stabili S.p.A.	841,517	365
Immobiliare Grande Distribuzione	115,331	94

		459

Japan - 8.2%
Activia Properties, Inc.*	181	1,038
Advance Residence Investment Corp.	733	1,424
Aeon Mall Co. Ltd.	80,397	1,710
Japan Prime Realty Investment Corp.	635	1,789
Japan Real Estate Investment Corp.	488	4,487
Japan Retail Fund Investment Corp.	1,666	2,642
Kenedix Realty Investment Corp.	254	822
Mitsubishi Estate Co. Ltd.	926,480	16,622
Mitsui Fudosan Co. Ltd.	783,562	15,201
Mori Trust Sogo Reit, Inc.	107	940
Nippon Accommodations Fund, Inc.	129	836
Nippon Building Fund, Inc.	541	5,239
Nomura Real Estate Holdings, Inc.	67,700	1,240
Nomura Real Estate Office Fund, Inc.	269	1,519
NTT Urban Development Corp.	1,174	949
Orix JREIT, Inc.	190	855
Premier Investment Corp.	176	619
Sumitomo Realty & Development Co. Ltd.	423,425	10,419
Tokyo Tatemono Co. Ltd.*	289,201	1,089
Tokyu Land Corp.	354,556	1,760
Tokyu REIT, Inc.	112	550
Top REIT, Inc.	137	767
United Urban Investment Corp.	1,869	2,017

		74,534

Malaysia - 0.4%
Eastern & Oriental Bhd.	758,200	336
Glomac Bhd.	270,100	73
IGB Corp. Bhd.	995,154	843
IJM Land Bhd.	494,550	344
KLCC Property Holdings Bhd.	418,848	613
Land & General Bhd.*	516,827	63
LBS Bina Group Bhd.*	267,800	67
Pavilion Real Estate Investment Trust	797,600	307
SP Setia Bhd.	510,735	611
Tebrau Teguh Bhd.*	443,900	105
YTL Land & Development Bhd.*	219,300	69

		3,431

Mexico - 0.2%
Consorcio ARA S.A.B. de C.V.*	880,117	294

Corp. GEO S.A.B. de C.V., Series B*	359,534	404
Desarrolladora Homex S.A.B. de C.V.*	221,885	569
Sare Holding S.A.B. de C.V., Class B*	584,105	60
Urbi Desarrollos Urbanos S.A.B. de C.V.*	431,026	415

		1,742

Netherlands - 0.8%
Corio N.V.	82,000	3,612
Eurocommercial Properties N.V. - CVA	36,235	1,256
Nieuwe Steen Investments N.V.	56,312	481
Vastned Retail N.V.	16,529	644
Wereldhave N.V.	19,263	1,236

		7,229

New Zealand - 0.1%
Kiwi Income Property Trust	868,190	727

Norway - 0.1%
Norwegian Property ASA	446,546	613

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Philippines - 0.7%
Ayala Land, Inc.	4,596,451	$2,365
Filinvest Land, Inc.	8,708,989	266
Megaworld Corp.	9,027,101	472
Robinsons Land Corp.	1,476,875	614
SM Development Corp.	1,649,600	241
SM Prime Holdings, Inc.	6,174,253	1,921
Vista Land & Lifescapes, Inc.	2,995,661	299

		6,178

Poland - 0.0%
Globe Trade Centre S.A.*	96,640	185
LC Corp. S.A.*	186,319	74

		259

Singapore - 4.0%
Ascendas India Trust	517,000	310
Ascendas Real Estate Investment Trust	1,848,753	3,157
CapitaCommercial Trust	1,879,014	1,889
CapitaLand Ltd.	2,817,915	6,083
CapitaMall Trust	2,217,715	3,359
CapitaMalls Asia Ltd.	1,380,000	1,721
CDL Hospitality Trusts	638,610	988
City Developments Ltd.	606,000	5,416
First Real Estate Investment Trust	415,000	300
Global Logistic Properties Ltd.*	2,041,793	3,401
Keppel Land Ltd.	662,027	1,702
Mapletree Commercial Trust	1,238,000	961
Mapletree Industrial Trust	1,085,948	1,040
Mapletree Logistics Trust	1,615,722	1,254
Suntec Real Estate Investment Trust	1,982,291	2,120
UOL Group Ltd.	512,000	2,007
Wing Tai Holdings Ltd.	524,380	555
Yanlord Land Group Ltd.*	515,000	505

		36,768

South Africa - 1.5%
Arrowhead Properties Ltd., Class A	73,698	56
Arrowhead Properties Ltd., Class B	76,484	48
Capital Property Fund	1,427,963	1,738
Emira Property Fund	454,174	708
Fountainhead Property Trust	1,035,847	939
Growthpoint Properties Ltd.	1,548,279	4,350
Hyprop Investments Ltd.	162,092	1,231
Redefine Properties Ltd.	2,389,756	2,505
Resilient Property Income Fund Ltd.	249,395	1,311
SA Corporate Real Estate Fund Nominees Pty Ltd.	1,823,453	761

		13,647

Sweden - 0.9%
Castellum AB	152,834	1,852
Fabege AB	147,046	1,154
Fastighets AB Balder, Class B*	99,838	453
Hufvudstaden AB, Class A	135,192	1,451
Klovern AB	110,648	361
Kungsleden AB	122,250	621
Wallenstam AB, Class B	103,144	1,004
Wihlborgs Fastigheter AB	68,460	922

		7,818

Switzerland - 1.1%
Allreal Holding A.G. (Registered)	7,080	1,032
Mobimo Holding A.G. (Registered)	5,462	1,262
PSP Swiss Property A.G. (Registered)	41,078	3,625
Swiss Prime Site A.G. (Registered)	48,279	4,030

		9,949

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	144,585	121

Thailand - 0.3%
Amata Corp. PCL (Registered)	204,186	100
Amata Corp. PCL NVDR	261,071	129
Asian Property Development PCL NVDR	232,804	53
Asian Property Development PCL (Registered)	527,278	123
Central Pattana PCL (Registered)	401,563	588
Central Pattana PCL NVDR	180,749	265
Land and Houses PCL	483,804	120
Land and Houses PCL (Registered)	1,714,380	414
Land and Houses PCL NVDR	489,800	121
LPN Development PCL (Registered)	67,575	37
LPN Development PCL NVDR	414,401	226
Property Perfect PCL (Registered)	3,411,102	120
Property Perfect PCL NVDR	1,204,484	43
Pruksa Real Estate PCL (Registered)	3,200	2
Pruksa Real Estate PCL NVDR	581,500	291
SC Asset Corp PCL (Registered)	182,800	82
SC Asset Corp. PCL NVDR	43,278	20
Siam Future Development PCL NVDR	412,225	105
Supalai PCL (Registered)	281,056	154
Supalai PCL NVDR	252,400	136

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Thailand - 0.3% continued
Ticon Industrial Connection PCL NVDR	340,300	$138

		3,267

Turkey - 0.2%
Akfen Gayrimenkul Yatirim Ortakligi A.S.*	43,280	38
Akmerkez Gayrimenkul Yatirim Ortakligi A.S.	24,974	268
Alarko Gayrimenkul Yatirim Ortakligi A.S.	4,257	41
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	38,418	31
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	671,238	826
Is Gayrimenkul Yatirim Ortakligi A.S.	212,327	134
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	220,803	152
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	60,675	186

		1,676

United Arab Emirates - 0.3%
Aldar Properties PJSC	1,450,763	445
Emaar Properties PJSC	2,652,747	2,044

		2,489

United Kingdom - 4.2%
A&J Mucklow Group PLC	53,303	308
Big Yellow Group PLC	114,947	525
British Land Co. PLC	786,260	6,299
Capital & Counties Properties PLC	607,265	2,000
Capital Shopping Centres Group PLC	572,431	2,895
Daejan Holdings PLC	4,407	185
Derwent London PLC	90,310	2,624
Development Securities PLC	108,151	240
Grainger PLC	369,061	527
Great Portland Estates PLC	277,894	1,720
Hammerson PLC	628,794	4,383
Hansteen Holdings PLC	571,353	645
Helical Bar PLC	104,060	301
Land Securities Group PLC	691,859	8,024
London & Stamford Property PLC	486,363	852
Primary Health Properties PLC	66,193	332
Quintain Estates & Development PLC*	460,399	274
Safestore Holdings PLC	164,809	263
Schroder Real Estate Investment Trust Ltd.	317,079	161
Segro PLC	659,224	2,247
Shaftesbury PLC	222,180	1,796
St. Modwen Properties PLC	133,802	353
Unite Group PLC	140,230	424
Workspace Group PLC	126,263	463

		37,841

United States - 42.5%
Acadia Realty Trust	38,944	903
Agree Realty Corp.	10,093	223
Alexander’s, Inc.	1,757	757
Alexandria Real Estate Equities, Inc.	54,929	3,994
American Assets Trust, Inc.	35,059	850
American Campus Communities, Inc.	66,255	2,980
American Realty Capital Trust, Inc.	140,800	1,538
Apartment Investment & Management Co., Class A	118,291	3,197
Ashford Hospitality Trust, Inc.	59,870	505
Associated Estates Realty Corp.	37,287	557
AvalonBay Communities, Inc.	84,520	11,958
BioMed Realty Trust, Inc.	136,731	2,554
Boston Properties, Inc.	133,061	14,420
Brandywine Realty Trust	126,884	1,566
BRE Properties, Inc.	68,171	3,410
Brookfield Office Properties, Inc.	333,648	5,839
Camden Property Trust	71,334	4,827
Campus Crest Communities, Inc.	28,002	291
CapLease, Inc.	59,469	247
CBL & Associates Properties, Inc.	131,890	2,577
Cedar Realty Trust, Inc.	61,754	312
Chesapeake Lodging Trust	28,379	489
Colonial Properties Trust	77,472	1,715
CommonWealth REIT	74,347	1,422
CommonWealth REIT - (Fractional Shares)*	75,000	—
Corporate Office Properties Trust	63,767	1,499
Cousins Properties, Inc.	92,632	718
CubeSmart	109,007	1,272
DCT Industrial Trust, Inc.	220,401	1,389
DDR Corp.	250,869	3,673
DiamondRock Hospitality Co.	148,464	1,514
Digital Realty Trust, Inc.	97,920	7,351
Douglas Emmett, Inc.	93,034	2,149
Duke Realty Corp.	236,808	3,467
DuPont Fabros Technology, Inc.	56,199	1,605
EastGroup Properties, Inc.	25,124	1,339
Education Realty Trust, Inc.	84,216	933
Entertainment Properties Trust	41,302	1,698
Equity Lifestyle Properties, Inc.	36,647	2,528

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 42.5% continued
Equity One, Inc.	50,955	$1,080
Equity Residential	267,048	16,653
Essex Property Trust, Inc.	31,251	4,810
Extra Space Storage, Inc.	91,584	2,802
Federal Realty Investment Trust	56,403	5,871
FelCor Lodging Trust, Inc.*	109,604	515
First Industrial Realty Trust, Inc.*	78,775	994
First Potomac Realty Trust	45,345	534
Forest City Enterprises, Inc., Class A*	133,403	1,948
Franklin Street Properties Corp.	74,020	783
General Growth Properties, Inc.	416,826	7,540
Getty Realty Corp.	22,189	425
Glimcher Realty Trust	123,881	1,266
Government Properties Income Trust	31,523	713
HCP, Inc.	372,653	16,453
Health Care REIT, Inc.	189,144	11,027
Healthcare Realty Trust, Inc.	69,082	1,647
Hersha Hospitality Trust	176,769	933
Highwoods Properties, Inc.	65,693	2,211
Home Properties, Inc.	42,915	2,633
Hospitality Properties Trust	109,603	2,715
Host Hotels & Resorts, Inc.	639,111	10,111
Inland Real Estate Corp.	79,343	665
Investors Real Estate Trust	76,378	603
Kilroy Realty Corp.	60,722	2,940
Kimco Realty Corp.	360,676	6,864
Kite Realty Group Trust	56,038	280
LaSalle Hotel Properties	76,120	2,218
Lexington Realty Trust	137,316	1,163
Liberty Property Trust	104,249	3,841
LTC Properties, Inc.	27,059	982
Macerich (The) Co.	117,193	6,920
Mack-Cali Realty Corp.	78,025	2,268
Medical Properties Trust, Inc.	119,460	1,149
Mid-America Apartment Communities, Inc.	36,174	2,469
National Health Investors, Inc.	24,697	1,258
National Retail Properties, Inc.	95,018	2,688
Omega Healthcare Investors, Inc.	94,021	2,115
Parkway Properties, Inc.	19,146	219
Pebblebrook Hotel Trust	46,627	1,087
Pennsylvania Real Estate Investment Trust	49,741	745
Piedmont Office Realty Trust, Inc., Class A	153,357	2,639
Post Properties, Inc.	47,330	2,317
ProLogis, Inc.	407,860	13,553
PS Business Parks, Inc.	16,103	1,090
Public Storage	113,392	16,375
Ramco-Gershenson Properties Trust	41,557	522
Realty Income Corp.	118,295	4,941
Regency Centers Corp.	79,877	3,800
Retail Opportunity Investments Corp.	44,673	539
RLJ Lodging Trust	94,500	1,713
Rouse Properties, Inc.*	21,527	292
Sabra Healthcare REIT, Inc.	32,500	556
Saul Centers, Inc.	13,005	558
Senior Housing Properties Trust	144,492	3,225
Simon Property Group, Inc.	269,305	41,920
SL Green Realty Corp.	79,633	6,390
Sovran Self Storage, Inc.	25,770	1,291
Strategic Hotels & Resorts, Inc.*	181,610	1,173
Sun Communities, Inc.	23,524	1,041
Sunstone Hotel Investors, Inc.*	120,390	1,323
Tanger Factory Outlet Centers	82,282	2,637
Taubman Centers, Inc.	52,163	4,025
TravelCenters of America LLC - (Fractional Shares)*	50,000	—
UDR, Inc.	235,573	6,087
Universal Health Realty Income Trust	11,218	466
Urstadt Biddle Properties, Inc., Class A	18,439	365
Ventas, Inc.	261,396	16,499
Vornado Realty Trust	163,717	13,749
Washington Real Estate Investment Trust	58,584	1,667
Weingarten Realty Investors	107,420	2,829
Winthrop Realty Trust	22,052	268

		386,254

Total Common Stocks(1) (Cost $807,177)(1)		887,684

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
YTL Land & Development Bhd., 3.00%, 10/31/21	$114	$17

Total Convertible Bonds (Cost $18)		17

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Netherlands - 0.0%
Vastned Offices, Exp. 4/1/13*	13,213	$—

Thailand - 0.0%
Property Perfect PCL, Exp. 6/28/14*	243,648	—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.4%
F&C Commercial Property Trust Ltd.(1)	471,365	$770
IRP Property Investments Ltd.(1)	100,008	104
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	11,155,416	11,155
Picton Property Income Ltd.(1)	301,615	189
Standard Life Investment Property Income Trust PLC(1)	121,017	120
UK Commercial Property Trust Ltd.(1)	421,114	466

Total Investment Companies (Cost $12,951)		12,804

Total Investments - 99.0% (Cost $820,146)		900,505

Other Assets less Liabilities - 1.0%		8,651

NET ASSETS - 100.0%		$909,156

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $8,343,000 with net purchases of approximately $2,812,000 during the three months ended June 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$875,830

Gross tax appreciation of investments	$105,003
Gross tax depreciation of investments	(80,328)

Net tax appreciation of investments	$24,675

At June 30, 2012, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400 (U.S. Dollar)	108	$10,147	Long	9/12	$383
Euro Stoxx 50 (Euro)	63	1,798	Long	9/12	97
Hang Seng Index (Hong Kong Dollar)	24	3,008	Long	7/12	77
Nikkei 225 (Japanese Yen)	40	2,278	Long	9/12	163
SPI 200 (Australian Dollar)	29	3,010	Long	9/12	2
TOPIX Index (Japanese Yen)	3	289	Long	9/12	27

Total					$749

At June 30, 2012, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG- TERM INVESTMENTS
United States Dollar	43.8%
Hong Kong Dollar	11.4
Japanese Yen	8.4
Australian Dollar	7.3
Euro	5.9
Canadian Dollar	5.1
All other currencies less than 5%	18.1

Total	100.0%

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

At June 30, 2012, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	14.4%
Diversified REITs	10.2
Office REITs	10.7
Real Estate Development	6.0
Real Estate Operating Companies	9.9
Residential REITs	8.7
Retail REITs	22.8
Specialized REITs	12.2
Other industries less than 5%	5.1

Total	100.0%

At June 30, 2012, the Global Real Estate Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	550	Hong Kong Dollar	4,267	7/3/12	$— *
Australian Dollar	141	United States Dollar	140	9/19/12	(3)
Australian Dollar	131	United States Dollar	130	9/19/12	(3)
Australian Dollar	440	United States Dollar	440	9/19/12	(7)
Australian Dollar	4,476	United States Dollar	4,465	9/19/12	(81)
British Pound	96	United States Dollar	150	9/19/12	(1)
British Pound	174	United States Dollar	270	9/19/12	(2)
British Pound	972	United States Dollar	1,520	9/19/12	(2)
Canadian Dollar	612	United States Dollar	600	9/19/12	— *
Canadian Dollar	319	United States Dollar	310	9/19/12	(2)
Canadian Dollar	1,866	United States Dollar	1,820	9/19/12	(10)
Euro	136	United States Dollar	170	9/19/12	(2)
Euro	1,504	United States Dollar	1,900	9/19/12	(5)
Euro	273	United States Dollar	340	9/19/12	(5)
Hong Kong Dollar	38,002	United States Dollar	4,900	9/19/12	— *
Hong Kong Dollar	1,784	United States Dollar	230	9/19/12	— *
Hong Kong Dollar	5,352	United States Dollar	690	9/19/12	— *
Japanese Yen	309,814	United States Dollar	3,940	9/19/12	60
Japanese Yen	39,077	United States Dollar	490	9/19/12	— *
Singapore Dollar	319	United States Dollar	250	9/19/12	(2)
Singapore Dollar	6,157	United States Dollar	4,840	9/19/12	(21)
Swiss Franc	218	United States Dollar	230	9/19/12	— *
United States Dollar	2,406	Australian Dollar	2,430	9/19/12	62
United States Dollar	3,030	Australian Dollar	2,997	9/19/12	14
United States Dollar	1,016	British Pound	653	9/19/12	7
United States Dollar	170	British Pound	110	9/19/12	2
United States Dollar	240	British Pound	153	9/19/12	— *
United States Dollar	750	British Pound	476	9/19/12	(4)
United States Dollar	1,269	Canadian Dollar	1,303	9/19/12	9
United States Dollar	300	Canadian Dollar	308	9/19/12	2
United States Dollar	910	Canadian Dollar	930	9/19/12	1
United States Dollar	1,891	Euro	1,500	9/19/12	9
United States Dollar	300	Euro	240	9/19/12	4
United States Dollar	720	Euro	566	9/19/12	(3)
United States Dollar	580	Hong Kong Dollar	4,499	9/19/12	— *
United States Dollar	2,680	Hong Kong Dollar	20,786	9/19/12	— *
United States Dollar	3,393	Hong Kong Dollar	26,314	9/19/12	— *
United States Dollar	150	Japanese Yen	11,887	9/19/12	(1)
United States Dollar	370	Japanese Yen	29,373	9/19/12	(2)
United States Dollar	920	Japanese Yen	72,828	9/19/12	(8)
United States Dollar	1,530	Japanese Yen	121,500	9/19/12	(8)
United States Dollar	2,051	Japanese Yen	162,474	9/19/12	(16)
United States Dollar	998	Singapore Dollar	1,280	9/19/12	12
United States Dollar	3,470	Singapore Dollar	4,400	9/19/12	4
United States Dollar	160	Singapore Dollar	205	9/19/12	2
United States Dollar	150	Singapore Dollar	191	9/19/12	1
United States Dollar	100	Swiss Franc	95	9/19/12	— *

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	150	Swiss Franc	142	9/19/12	$—	*

Total					$1

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$10,928	$—	$10,928
Financials	423,316	452,189	721	876,226
Health Care	530	—	—	530
Convertible Bonds
Financials	—	17	—	17
Investment Companies	11,155	1,649	—	12,804

Total Investments	$435,001	$464,783	$721	$900,505

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$749	$—	$—	$749
Foreign Currency Exchange Contracts	—	189	—	189
Liabilities
Foreign Currency Exchange Contracts	—	(188)	—	(188)

Total Other Financial Instruments	$749	$1	$—	$750

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were transfers between Level 1 and Level 2 and Level 1 to Level 3 classifications based on levels assigned to the securities on March 31, 2012. At June 30, 2012, the Fund had a transfer in the Financials sector of Common Stock from Level 1 to Level 2 of approximately $904,000 due to the security being priced at its net asset value. At June 30, 2012 the Fund had a transfer in the Financial sector of Common Stock from Level 1 to Level 3 of approximately $721,000 as a result of using a fair valued price provided by NTGI PVC. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURC- HASES (000S)	SALES (000S)	TRAN- SFERS INTO LEVEL 3 (000S) (1)		TRAN- SFERS OUT OF LEVEL 3 (000S) (1)	BALANCE AS OF 6/30/12 (000S)
Common Stock
Financials	$—	$—	$—	$—	$—	$—	$—	$721	(2)	$—	$721

(1)	The value of Transfers Into and/or Out of Level 3 are measured using the fair value as of the end of the period, June 30, 2012.
(2)	Transferred into Level 3 and out of Level 1 due to security being fair valued by NTGI PVC.

There was no change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Australia - 4.3%
AGL Energy Ltd.	4,876	$74
Alumina Ltd.	20,321	17
Amcor Ltd.	11,090	81
AMP Ltd.	25,785	102
Australia & New Zealand Banking Group Ltd.	23,882	542
Bendigo and Adelaide Bank Ltd.	3,278	25
Boral Ltd.	7,360	22
Brambles Ltd.	14,070	89
CFS Retail Property Trust Group	16,286	32
Coca-Cola Amatil Ltd.	5,085	70
Commonwealth Bank of Australia	14,087	771
Computershare Ltd.	4,257	33
Dexus Property Group	42,770	41
Fortescue Metals Group Ltd.	13,116	67
Goodman Group	13,248	50
GPT Group	11,999	41
Insurance Australia Group Ltd.	18,484	66
Lend Lease Group	5,182	38
Metcash Ltd.	6,611	23
Mirvac Group	32,665	43
National Australia Bank Ltd.	19,979	485
Newcrest Mining Ltd.	6,544	152
Orica Ltd.	3,302	84
Origin Energy Ltd.	9,850	124
OZ Minerals Ltd.	2,931	24
Santos Ltd.	8,536	94
Sonic Healthcare Ltd.	3,137	41
SP AusNet	14,728	15
Stockland	20,394	65
Sydney Airport	3,479	10
Toll Holdings Ltd.	5,792	24
Transurban Group	11,693	68
Westpac Banking Corp.	26,991	587
Woolworths Ltd.	10,740	295

		4,295

Austria - 0.1%
OMV A.G.	1,425	45
Telekom Austria A.G.	3,247	32
Verbund A.G.	553	12

		89

Belgium - 0.2%
Colruyt S.A.	727	32
Delhaize Group S.A.	956	35
KBC Groep N.V.	1,509	32
Solvay S.A., Class A	526	52
Umicore S.A.	1,079	50

		201

Canada - 5.3%
Agnico-Eagle Mines Ltd.	1,608	65
Agrium, Inc.	1,390	123
ARC Resources Ltd.	2,654	60
Bank of Nova Scotia	9,718	503
BCE, Inc.	2,349	97
Canadian National Railway Co.	3,948	334
Canadian Tire Corp. Ltd., Class A	729	49
Canadian Utilities Ltd., Class A	496	32
Cenovus Energy, Inc.	6,532	208
CGI Group, Inc., Class A*	2,100	50
Crescent Point Energy Corp.	2,566	96
Empire Co. Ltd., Class A	300	16
Enbridge, Inc.	6,702	268
Enerplus Corp.	1,721	22
Franco-Nevada Corp.	1,195	54
Gildan Activewear, Inc.	1,013	28
Kinross Gold Corp.	10,243	84
Loblaw Cos. Ltd.	1,072	34
Metro, Inc.	874	45
Nexen, Inc.	4,663	79
Open Text Corp.*	500	25
Osisko Mining Corp.*	3,117	21
Pacific Rubiales Energy Corp.	2,414	51
Penn West Petroleum Ltd.	4,451	60
Potash Corp. of Saskatchewan, Inc.	7,595	332
Rogers Communications, Inc., Class B	3,305	120
Royal Bank of Canada	12,807	656
Saputo, Inc.	1,114	46
Silver Wheaton Corp.	3,200	86
Suncor Energy, Inc.	13,947	403
Talisman Energy, Inc.	9,377	107
Teck Resources Ltd., Class B	4,944	153
Tim Hortons, Inc.	1,400	74
Toronto-Dominion Bank (The)	8,045	630
TransAlta Corp.	2,043	35
Valeant Pharmaceuticals International, Inc.*	2,600	117
Viterra, Inc.	2,717	43

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Canada - 5.3% continued
Yamana Gold, Inc.	6,808	$105

		5,311

Denmark - 0.7%
Danske Bank A/S*	5,869	82
Novo Nordisk A/S, Class B	3,616	523
Novozymes A/S, Class B	2,093	54
Tryg A/S	208	12

		671

Finland - 0.2%
Kesko OYJ, Class B	585	15
Metso OYJ	1,212	42
Neste Oil OYJ	1,226	14
Nokia OYJ	33,905	70
Stora Enso OYJ, Class R	5,009	31
UPM-Kymmene OYJ	4,846	55

		227

France - 2.5%
Accor S.A.	1,277	40
Air Liquide S.A.	2,747	314
Bouygues S.A.	1,751	47
Bureau Veritas S.A.	505	45
Carrefour S.A.	5,185	96
Casino Guichard Perrachon S.A.	531	47
Christian Dior S.A.	493	68
Cie de Saint-Gobain	3,382	125
Cie Generale de Geophysique-Veritas*	961	25
CNP Assurances	1,523	18
Danone S.A.	5,136	319
France Telecom S.A.	16,062	211
Gecina S.A.	210	19
Imerys S.A.	274	14
JCDecaux S.A.	637	14
Lagardere S.C.A.	1,022	28
L’Oreal S.A.	2,179	255
Peugeot S.A.*	2,191	22
Renault S.A.	1,739	70
Schneider Electric S.A.	4,613	257
Societe BIC S.A.	277	29
Suez Environnement Co.	2,686	29
Technip S.A.	897	94
Unibail-Rodamco S.E.	776	143
Veolia Environnement S.A.	2,646	33
Vinci S.A.	3,860	181

		2,543

Germany - 2.5%
Adidas A.G.	1,897	136
BASF S.E.	8,164	567
Bayerische Motoren Werke A.G.	2,876	208
Beiersdorf A.G.	894	58
Deutsche Boerse A.G.	1,765	95
Deutsche Lufthansa A.G. (Registered)	1,912	22
Deutsche Post A.G. (Registered)	7,675	136
Fraport A.G. Frankfurt Airport Services Worldwide	323	17
GEA Group A.G.	1,646	44
HeidelbergCement A.G.	1,246	60
Henkel A.G. & Co. KGaA	1,162	64
Hochtief A.G.*	347	17
K+S A.G. (Registered)	1,538	70
Linde A.G.	1,486	232
Merck KGaA	601	60
Metro A.G.	1,195	35
Muenchener Rueckversicherungs A.G. (Registered)	1,552	219
Salzgitter A.G.	322	13
SAP A.G.	8,180	483
Suedzucker A.G.	557	20
Wacker Chemie A.G.	152	11

		2,567

Greece - 0.0%
Coca Cola Hellenic Bottling Co. S.A.*	1,587	28

Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	10,000	16
CLP Holdings Ltd.	15,599	133
Hang Seng Bank Ltd.	6,778	93
Hong Kong & China Gas Co. Ltd.	47,316	100
Li & Fung Ltd.	52,000	101
MTR Corp. Ltd.	12,791	44

		487

Ireland - 0.3%
CRH PLC	6,510	125
Experian PLC	9,113	129
Kerry Group PLC, Class A	1,234	54

		308

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Israel - 0.0%
Delek Group Ltd.	44	$7

Italy - 1.4%
Assicurazioni Generali S.p.A.	10,573	143
Atlantia S.p.A.	2,816	36
Autogrill S.p.A.	1,118	10
Enel Green Power S.p.A.	16,590	26
ENI S.p.A.	21,275	454
Fiat Industrial S.p.A.	7,107	70
Intesa Sanpaolo S.p.A.	91,240	131
Intesa Sanpaolo S.p.A. (RSP)	6,396	7
Pirelli & C. S.p.A.	2,308	24
Saipem S.p.A.	2,397	107
Snam S.p.A.	14,215	63
Telecom Italia S.p.A.	84,852	84
Tenaris S.A.	4,266	75
Terna Rete Elettrica Nazionale S.p.A.	11,270	41
UniCredit S.p.A.*	36,615	139

		1,410

Japan - 10.4%
Aeon Co. Ltd.	5,400	67
Aeon Credit Service Co. Ltd.	790	15
Aeon Mall Co. Ltd.	600	13
Air Water, Inc.	1,000	12
Aisin Seiki Co. Ltd.	1,800	60
Ajinomoto Co., Inc.	6,000	83
All Nippon Airways Co. Ltd.	7,000	20
Amada Co. Ltd.	3,000	18
Asahi Glass Co. Ltd.	9,000	61
Asahi Kasei Corp.	11,000	60
Asics Corp.	1,500	19
Astellas Pharma, Inc.	4,000	175
Benesse Holdings, Inc.	600	27
Brother Industries Ltd.	2,100	24
Canon, Inc.	10,000	400
Casio Computer Co. Ltd.	1,800	12
Central Japan Railway Co.	13	103
Chiyoda Corp.	1,000	12
Chugai Pharmaceutical Co. Ltd.	2,110	40
Chugoku Electric Power (The) Co., Inc.	2,600	43
Cosmo Oil Co. Ltd.	5,000	13
Dai Nippon Printing Co. Ltd.	5,000	39
Daicel Corp.	3,000	18
Daido Steel Co. Ltd.	2,000	12
Daikin Industries Ltd.	2,100	59
Dainippon Sumitomo Pharma Co. Ltd.	1,535	16
Daiwa House Industry Co. Ltd.	4,000	57
Denki Kagaku Kogyo K.K.	4,000	14
Denso Corp.	4,400	150
East Japan Railway Co.	3,100	195
Eisai Co. Ltd.	2,305	101
FamilyMart Co. Ltd.	600	27
Fast Retailing Co. Ltd.	500	100
Fuji Heavy Industries Ltd.	5,608	45
FUJIFILM Holdings Corp.	4,200	79
Fujitsu Ltd.	17,000	81
Furukawa Electric Co. Ltd.	5,000	12
GS Yuasa Corp.	3,000	14
Hino Motors Ltd.	2,000	14
Hitachi Chemical Co. Ltd.	1,017	16
Hitachi Construction Machinery Co. Ltd.	1,000	19
Hitachi High-Technologies Corp.	443	11
Hitachi Metals Ltd.	1,000	12
Honda Motor Co. Ltd.	14,500	505
Ibiden Co. Ltd.	1,200	22
Idemitsu Kosan Co. Ltd.	200	18
Inpex Corp.	20	112
Isetan Mitsukoshi Holdings Ltd.	3,600	38
Japan Steel Works (The) Ltd.	3,000	17
JS Group Corp.	2,500	53
JSR Corp.	1,600	28
JTEKT Corp.	2,200	23
Jupiter Telecommunications Co. Ltd.	17	17
Kaneka Corp.	2,000	11
Kansai Paint Co. Ltd.	2,000	21
Kao Corp.	4,800	132
Kawasaki Kisen Kaisha Ltd.*	7,000	14
KDDI Corp.	24	155
Keikyu Corp.	4,000	36
Keio Corp.	5,000	36
Kikkoman Corp.	1,000	12
Kobe Steel Ltd.	24,551	29
Komatsu Ltd.	8,200	197
Konica Minolta Holdings, Inc.	4,500	35
Kubota Corp.	10,000	92
Kuraray Co. Ltd.	3,300	43
Kurita Water Industries Ltd.	900	21
Kyocera Corp.	1,400	121
Kyowa Hakko Kirin Co. Ltd.	2,000	21

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 10.4% continued
Lawson, Inc.	500	$35
Makita Corp.	1,000	35
Marubeni Corp.	15,123	101
Marui Group Co. Ltd.	1,700	13
McDonald’s Holdings Co. Japan Ltd.	500	14
Mitsubishi Chemical Holdings Corp.	12,000	53
Mitsubishi Electric Corp.	17,000	142
Mitsubishi Gas Chemical Co., Inc.	3,000	17
Mitsubishi Motors Corp.*	35,910	36
Mitsubishi UFJ Financial Group, Inc.	113,100	541
Mitsubishi UFJ Lease & Finance Co. Ltd.	483	20
Mitsui Chemicals, Inc.	8,000	20
Mitsui Fudosan Co. Ltd.	7,000	136
Mitsui O.S.K. Lines Ltd.	8,000	29
Mizuho Financial Group, Inc.	200,273	339
Murata Manufacturing Co. Ltd.	1,815	95
Nabtesco Corp.	900	20
NGK Insulators Ltd.	2,000	22
NGK Spark Plug Co. Ltd.	1,000	13
Nidec Corp.	1,000	76
Nikon Corp.	3,000	91
Nippon Meat Packers, Inc.	2,000	26
Nippon Steel Corp.	46,000	104
Nippon Yusen K.K.	14,000	37
Nissan Motor Co. Ltd.	21,500	204
Nisshin Seifun Group, Inc.	1,500	18
Nisshin Steel Co. Ltd.	6,000	8
Nissin Foods Holdings Co. Ltd.	500	19
Nitto Denko Corp.	1,500	64
Nomura Research Institute Ltd.	866	19
NSK Ltd.	4,000	26
NTN Corp.	5,000	16
NTT Data Corp.	12	37
NTT DOCOMO, Inc.	139	231
Odakyu Electric Railway Co. Ltd.	5,000	50
Omron Corp.	1,800	38
Osaka Gas Co. Ltd.	17,000	71
Panasonic Corp.	20,000	163
Resona Holdings, Inc.	16,000	66
Ricoh Co. Ltd.	6,000	51
Rohm Co. Ltd.	900	35
Santen Pharmaceutical Co. Ltd.	700	29
Secom Co. Ltd.	1,900	87
Seiko Epson Corp.	1,016	10
Sekisui Chemical Co. Ltd.	4,000	37
Sekisui House Ltd.	5,000	47
Seven & I Holdings Co. Ltd.	6,800	205
Sharp Corp.	9,000	46
Shikoku Electric Power Co., Inc.	1,700	36
Shimizu Corp.	6,000	21
Shin-Etsu Chemical Co. Ltd.	3,700	204
Shizuoka Bank (The) Ltd.	5,000	51
Showa Shell Sekiyu K.K.	1,900	12
Softbank Corp.	7,700	286
Sony Corp.	9,100	130
Stanley Electric Co. Ltd.	1,333	21
Sumitomo Chemical Co. Ltd.	14,000	43
Sumitomo Electric Industries Ltd.	6,800	85
Sumitomo Heavy Industries Ltd.	5,000	22
Sumitomo Metal Industries Ltd.	32,000	53
Sumitomo Metal Mining Co. Ltd.	5,000	56
Sumitomo Mitsui Financial Group, Inc.	11,900	393
Sumitomo Rubber Industries Ltd.	1,400	18
Suruga Bank Ltd.	1,170	12
Suzuken Co. Ltd.	653	22
Suzuki Motor Corp.	3,071	63
Sysmex Corp.	671	27
T&D Holdings, Inc.	5,100	54
Taiyo Nippon Sanso Corp.	2,000	12
Takashimaya Co. Ltd.	2,000	15
Takeda Pharmaceutical Co. Ltd.	6,900	313
TDK Corp.	1,100	45
Teijin Ltd.	9,000	27
Tobu Railway Co. Ltd.	9,000	47
Toho Co. Ltd.	800	14
Toho Gas Co. Ltd.	4,000	25
Tokyo Gas Co. Ltd.	22,000	112
Tokyu Corp.	10,000	47
Toppan Printing Co. Ltd.	5,000	33
Toray Industries, Inc.	13,000	89
Tosoh Corp.	4,000	11
TOTO Ltd.	3,000	22
Toyo Seikan Kaisha Ltd.	1,300	16
Toyoda Gosei Co. Ltd.	500	12
Toyota Boshoku Corp.	500	6
Toyota Industries Corp.	1,300	37
Toyota Tsusho Corp.	1,900	36
Tsumura & Co.	500	13

NORTHERN FUNDS QUARTERLY REPORT    29    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 10.4% continued
Ube Industries Ltd.	10,000	$23
Ushio, Inc.	800	10
Yakult Honsha Co. Ltd.	900	35
Yamada Denki Co. Ltd.	756	39
Yamaha Corp.	1,500	15
Yamaha Motor Co. Ltd.	2,700	26
Yamato Holdings Co. Ltd.	3,100	50
Yamazaki Baking Co. Ltd.	859	11
Yokogawa Electric Corp.	1,700	18

		10,537

Netherlands - 1.4%
Akzo Nobel N.V.	2,125	100
ASML Holding N.V.	3,702	189
DE Master Blenders 1753 N.V.*	5,100	57
Delta Lloyd N.V.	1,005	14
Fugro N.V. - CVA	590	36
Koninklijke Ahold N.V.	9,142	113
Koninklijke DSM N.V.	1,389	69
Koninklijke Philips Electronics N.V.	8,615	170
Koninklijke Vopak N.V.	619	40
LyondellBasell Industries N.V., Class A	2,845	115
Randstad Holding N.V.	1,167	34
Unilever N.V. - CVA	14,465	484
Wolters Kluwer N.V.	2,634	42

		1,463

New Zealand - 0.1%
Auckland International Airport Ltd.	8,445	17
Contact Energy Ltd.*	3,125	12
Fletcher Building Ltd.	5,780	27

		56

Norway - 0.4%
Aker Solutions ASA	1,622	23
DNB ASA	8,792	87
Norsk Hydro ASA	7,964	36
Orkla ASA	7,150	52
Statoil ASA	9,690	232
Veripos, Inc.*	261	—

		430

Portugal - 0.1%
EDP - Energias de Portugal S.A.	18,344	43
Galp Energia SGPS S.A.	1,929	25
Jeronimo Martins SGPS S.A.	1,861	31
Portugal Telecom SGPS S.A. (Registered)	6,139	27

		126

Singapore - 0.2%
CapitaMall Trust	20,000	30
Flextronics International Ltd.*	6,253	39
SembCorp Industries Ltd.	9,000	37
Singapore Airlines Ltd.	5,000	41
Singapore Press Holdings Ltd.	13,000	40

		187

Spain - 1.7%
Abertis Infraestructuras S.A.	2,836	38
Abertis Infraestructuras S.A.*	141	2
Acciona S.A.	196	12
ACS Actividades de Construccion y Servicios S.A.	1,387	30
Banco Bilbao Vizcaya Argentaria S.A.	42,198	304
Banco de Sabadell S.A.	18,762	37
Banco Santander S.A.	82,849	553
Distribuidora Internacional de Alimentacion S.A.*	4,984	23
Enagas S.A.	1,588	29
Ferrovial S.A.	3,419	39
Gas Natural SDG S.A.	3,421	44
Grifols S.A.*	1,110	28
Grifols S.A., Class B*	111	2
Iberdrola S.A.	34,673	164
Inditex S.A.	1,978	205
International Consolidated Airlines Group S.A.*	8,898	22
Red Electrica Corp. S.A.	1,018	44
Repsol YPF S.A.	7,186	116
Zardoya Otis S.A.	1,177	13

		1,705

Sweden - 1.8%
Alfa Laval AB	3,138	54
Assa Abloy AB, Class B	2,929	82
Atlas Copco AB, Class A	5,770	125
Atlas Copco AB, Class B	3,240	62
Autoliv, Inc.	813	44
Boliden AB	2,301	32
Electrolux AB, Class B	2,292	46
Hennes & Mauritz AB, Class B	8,302	298
Holmen AB, Class B	504	14
Investment AB Kinnevik	1,972	40

EQUITY INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Sweden - 1.8% continued
Modern Times Group AB, Class B	496	$23
Nordea Bank AB	22,549	195
Sandvik AB	9,095	117
Scania AB, Class B	3,009	52
Skandinaviska Enskilda Banken AB, Class A	12,721	83
Skanska AB, Class B	3,448	53
SKF AB, Class B	3,446	68
SSAB AB, Class A	1,306	11
Svenska Cellulosa AB, Class B	5,222	78
Swedbank AB, Class A	7,428	117
TeliaSonera AB	19,636	126
Volvo AB, Class B	12,604	144

		1,864

Switzerland - 3.5%
Adecco S.A. (Registered)	1,253	56
Aryzta A.G.*	824	41
Cie Financiere Richemont S.A., Class A (Bearer)	4,570	251
Geberit A.G. (Registered)*	365	72
Givaudan S.A. (Registered)*	78	76
Lindt & Spruengli A.G. (Registered)	1	37
Lindt & Spruengli A.G. (Participation Certificate)	8	25
Noble Corp.	2,100	68
Novartis A.G. (Registered)	20,426	1,139
Roche Holding A.G. (Genusschein)	6,248	1,079
Sika A.G. (Bearer)	17	33
STMicroelectronics N.V.	6,046	33
Sulzer A.G. (Registered)	197	23
Swiss Re A.G.	3,131	197
Syngenta A.G. (Registered)	828	283
Wolseley PLC	2,540	95

		3,508

United Kingdom - 9.7%
Aggreko PLC	2,417	79
AMEC PLC	3,087	49
Antofagasta PLC	3,571	61
Associated British Foods PLC	3,159	64
Balfour Beatty PLC	5,989	28
Barclays PLC	101,608	260
BG Group PLC	30,122	617
British Land Co. PLC	7,900	63
British Sky Broadcasting Group PLC	9,451	103
Bunzl PLC	2,940	48
Burberry Group PLC	3,892	81
Capita PLC	5,707	59
Capital Shopping Centres Group PLC	5,333	27
Centrica PLC	45,502	227
Compass Group PLC	17,226	181
Fresnillo PLC	1,723	40
GlaxoSmithKline PLC	44,883	1,018
HSBC Holdings PLC	160,222	1,413
Intertek Group PLC	1,416	60
Invensys PLC	7,871	27
J. Sainsbury PLC	11,470	54
Johnson Matthey PLC	1,999	69
Kingfisher PLC	21,447	97
Land Securities Group PLC	7,056	82
Lonmin PLC	1,377	17
Marks & Spencer Group PLC	14,325	73
National Grid PLC	31,360	332
Next PLC	1,491	75
Old Mutual PLC	44,138	105
Pearson PLC	7,397	147
Prudential PLC	22,183	257
Reckitt Benckiser Group PLC	5,851	309
Rexam PLC	8,344	55
RSA Insurance Group PLC	30,907	52
Segro PLC	7,168	24
Smiths Group PLC	3,466	55
SSE PLC	8,508	185
Standard Chartered PLC	21,122	460
Standard Life PLC	21,134	78
Subsea 7 S.A.	2,619	52
Tate & Lyle PLC	4,380	45
TESCO PLC	70,686	344
Tullow Oil PLC	8,194	189
Unilever PLC	11,332	381
United Utilities Group PLC	6,061	64
Vodafone Group PLC	442,884	1,244
Whitbread PLC	1,638	52
WM Morrison Supermarkets PLC	19,681	82
WPP PLC	11,442	139
Xstrata PLC	18,146	229

		9,852

United States - 50.3%
3M Co.	5,816	521

NORTHERN FUNDS QUARTERLY REPORT    31    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 50.3% continued
Abbott Laboratories	13,900	$896
Accenture PLC, Class A	5,800	349
ACE Ltd.	2,984	221
Adobe Systems, Inc.*	4,489	145
Advance Auto Parts, Inc.	600	41
Advanced Micro Devices, Inc.*	5,600	32
Aetna, Inc.	3,063	119
Aflac, Inc.	4,045	172
Agilent Technologies, Inc.	3,160	124
Air Products & Chemicals, Inc.	1,822	147
Alcoa, Inc.	9,700	85
Allegheny Technologies, Inc.	900	29
Alliant Energy Corp.	1,000	46
American Express Co.	9,316	542
American Tower Corp.	3,500	245
American Water Works Co., Inc.	1,600	55
Ameriprise Financial, Inc.	1,900	99
AMETEK, Inc.	1,500	75
Analog Devices, Inc.	2,705	102
Annaly Capital Management, Inc.	8,800	148
Apache Corp.	3,399	299
Applied Materials, Inc.	11,091	127
Arch Capital Group Ltd.*	1,200	48
Assurant, Inc.	900	31
Autodesk, Inc.*	2,000	70
AutoZone, Inc.*	313	115
Avery Dennison Corp.	1,000	27
Avon Products, Inc.	3,900	63
Axis Capital Holdings Ltd.	900	29
Ball Corp.	1,440	59
Bank of New York Mellon (The) Corp.	10,538	231
Baxter International, Inc.	4,931	262
BB&T Corp.	6,340	196
Becton, Dickinson and Co.	1,913	143
Bed Bath & Beyond, Inc.*	2,150	133
Berkshire Hathaway, Inc., Class B*	8,097	675
Best Buy Co., Inc.	2,425	51
Biogen Idec, Inc.*	2,030	293
BlackRock, Inc.	1,200	204
BorgWarner, Inc.*	960	63
Boston Properties, Inc.	1,270	138
Bristol-Myers Squibb Co.	14,983	539
Bunge Ltd.	1,300	82
C.H. Robinson Worldwide, Inc.	1,470	86
CA, Inc.	3,000	81
Cablevision Systems Corp. (New York Group), Class A	1,991	26
Calpine Corp.*	2,969	49
Cameron International Corp.*	2,200	94
Campbell Soup Co.	1,800	60
Capital One Financial Corp.	4,500	246
CarMax, Inc.*	2,000	52
CBRE Group, Inc., Class A*	2,723	45
Celanese Corp., Class A	1,400	48
CenterPoint Energy, Inc.	3,680	76
CenturyLink, Inc.	5,396	213
Charles Schwab (The) Corp.	9,813	127
Chesapeake Energy Corp.	5,941	111
Chipotle Mexican Grill, Inc.*	294	112
Chubb (The) Corp.	2,432	177
Cigna Corp.	2,569	113
Cimarex Energy Co.	800	44
Cincinnati Financial Corp.	1,400	53
Cisco Systems, Inc.	47,956	823
Citrix Systems, Inc.*	1,600	134
Cliffs Natural Resources, Inc.	1,300	64
Clorox (The) Co.	1,000	72
CME Group, Inc.	561	150
Coca-Cola Enterprises, Inc.	2,800	79
Cognizant Technology Solutions Corp., Class A*	2,730	164
Colgate-Palmolive Co.	4,264	444
Comerica, Inc.	1,700	52
ConAgra Foods, Inc.	3,800	99
Concho Resources, Inc.*	873	74
Consolidated Edison, Inc.	2,623	163
Continental Resources, Inc.*	357	24
Cooper Industries PLC	1,406	96
Corning, Inc.	13,500	175
Coventry Health Care, Inc.	1,195	38
Crown Castle International Corp.*	2,557	150
CSX Corp.	9,480	212
Cummins, Inc.	1,559	151
Danaher Corp.	5,264	274
Darden Restaurants, Inc.	1,030	52
Deere & Co.	3,354	271
Dell, Inc.*	13,539	170
Denbury Resources, Inc.*	3,500	53
DENTSPLY International, Inc.	1,200	45

EQUITY INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 50.3% continued
Devon Energy Corp.	3,305	$192
Discover Financial Services	4,690	162
Discovery Communications, Inc., Class A*	1,300	70
Discovery Communications, Inc., Class C*	900	45
Dover Corp.	1,659	89
Dr Pepper Snapple Group, Inc.	1,789	78
DTE Energy Co.	1,500	89
Duke Realty Corp.	2,200	32
Dun & Bradstreet (The) Corp.	423	30
Eastman Chemical Co.	1,300	65
Eaton Corp.	2,900	115
Eaton Vance Corp.	1,000	27
Ecolab, Inc.	2,572	176
Edwards Lifesciences Corp.*	1,000	103
EMC Corp.*	18,100	464
Emerson Electric Co.	6,455	301
Energen Corp.	600	27
Energizer Holdings, Inc.*	600	45
EOG Resources, Inc.	2,389	215
EQT Corp.	1,305	70
Equifax, Inc.	1,100	51
Estee Lauder (The) Cos., Inc., Class A	2,100	114
Expeditors International of Washington, Inc.	1,890	73
Fastenal Co.	2,528	102
Federal Realty Investment Trust	600	62
FMC Technologies, Inc.*	2,200	86
Ford Motor Co.	31,200	299
Franklin Resources, Inc.	1,308	145
Frontier Communications Corp.	9,100	35
GameStop Corp., Class A	1,300	24
Gap (The), Inc.	2,875	79
General Mills, Inc.	5,660	218
Genuine Parts Co.	1,420	86
Genworth Financial, Inc., Class A*	4,672	26
Gilead Sciences, Inc.*	6,762	347
Google, Inc., Class A*	2,293	1,330
Green Mountain Coffee Roasters, Inc.*	1,221	27
H.J. Heinz Co.	2,900	158
Harley-Davidson, Inc.	1,955	89
Hasbro, Inc.	1,100	37
HCP, Inc.	3,700	163
Health Care REIT, Inc.	1,900	111
Henry Schein, Inc.*	833	65
Herbalife Ltd.	1,000	48
Hess Corp.	2,746	119
Hewlett-Packard Co.	17,483	352
Hillshire Brands Co.	1,020	30
Hormel Foods Corp.	1,400	43
Host Hotels & Resorts, Inc.	6,429	102
Hudson City Bancorp, Inc.	4,565	29
Humana, Inc.	1,447	112
IHS, Inc., Class A*	425	46
Illinois Tool Works, Inc.	3,921	207
Ingersoll-Rand PLC	2,580	109
Integrys Energy Group, Inc.	700	40
Intel Corp.	44,495	1,186
IntercontinentalExchange, Inc.*	580	79
International Business Machines Corp.	9,761	1,909
International Flavors & Fragrances, Inc.	700	38
International Paper Co.	3,722	108
Intuit, Inc.	2,400	142
Invesco Ltd.	4,100	93
Iron Mountain, Inc.	1,200	40
J.B. Hunt Transport Services, Inc.	800	48
J.C. Penney Co., Inc.	1,512	35
J.M. Smucker (The) Co.	1,000	76
Johnson & Johnson	24,401	1,649
Johnson Controls, Inc.	6,121	170
Joy Global, Inc.	934	53
Kellogg Co.	2,300	113
KeyCorp	8,619	67
Kimberly-Clark Corp.	3,535	296
Kinder Morgan Management LLC*	780	57
Kinder Morgan Management LLC - (Fractional Shares)*	336,725	—
Kohl’s Corp.	2,200	100
Kraft Foods, Inc., Class A	14,963	578
Kroger (The) Co.	4,700	109
Lam Research Corp.*	1,700	64
Legg Mason, Inc.	1,200	32
Level 3 Communications, Inc.*	1,400	31
Liberty Global, Inc., Class A*	1,300	65
Liberty Global, Inc., Class C*	1,000	48
Liberty Interactive Corp., Class A*	5,100	91
Liberty Media Corp. - Liberty Capital, Class A*	900	79
Liberty Property Trust	1,100	41
Life Technologies Corp.*	1,600	72
Lowe’s Cos., Inc.	11,000	313

NORTHERN FUNDS QUARTERLY REPORT    33    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 50.3% continued
M&T Bank Corp.	1,041	$86
Macerich (The) Co.	1,200	71
Macy’s, Inc.	3,800	131
Manpower, Inc.	800	29
Marathon Oil Corp.	6,000	153
Marriott International, Inc. - (Fractional Shares)*	40,652	—
Marriott International, Inc., Class A	2,416	95
Marsh & McLennan Cos., Inc.	4,800	155
Martin Marietta Materials, Inc.	375	30
Masco Corp.	3,140	44
Mattel, Inc.	3,048	99
McCormick & Co., Inc. (Non Voting)	1,100	67
McDonald’s Corp.	9,102	806
MDU Resources Group, Inc.	1,800	39
Mead Johnson Nutrition Co.	1,834	148
MeadWestvaco Corp.	1,638	47
Medtronic, Inc.	9,300	360
Merck & Co., Inc.	27,000	1,127
Microchip Technology, Inc.	1,700	56
Mohawk Industries, Inc.*	565	39
Monster Beverage Corp.*	1,300	93
Motorola Solutions, Inc.	2,308	111
NASDAQ OMX Group (The), Inc.	1,100	25
National Oilwell Varco, Inc.	3,812	246
Netflix, Inc.*	500	34
New York Community Bancorp, Inc.	4,000	50
Newell Rubbermaid, Inc.	2,715	49
Newfield Exploration Co.*	1,300	38
NextEra Energy, Inc.	3,482	240
NIKE, Inc., Class B	3,230	284
NiSource, Inc.	2,500	62
Noble Energy, Inc.	1,600	136
Nordstrom, Inc.	1,557	77
Norfolk Southern Corp.	2,907	209
Northeast Utilities	2,811	109
Northern Trust Corp.(1) (2)	2,000	92
Nuance Communications, Inc.*	2,200	52
Nucor Corp.	2,874	109
NVIDIA Corp.*	5,354	74
NYSE Euronext	2,342	60
ONEOK, Inc.	1,800	76
Oracle Corp.	35,800	1,063
O’Reilly Automotive, Inc.*	1,100	92
Owens-Illinois, Inc.*	1,579	30
PACCAR, Inc.	2,975	117
Pall Corp.	1,000	55
Parker Hannifin Corp.	1,390	107
PartnerRe Ltd.	600	45
Patterson Cos., Inc.	881	30
Pentair, Inc.	900	34
People’s United Financial, Inc.	3,347	39
Pepco Holdings, Inc.	2,000	39
PepsiCo, Inc.	13,928	984
PetSmart, Inc.	1,000	68
PG&E Corp.	3,635	165
Pinnacle West Capital Corp.	1,000	52
Pioneer Natural Resources Co.	1,000	88
Pitney Bowes, Inc.	1,950	29
Plains Exploration & Production Co.*	1,000	35
PNC Financial Services Group, Inc.	4,729	289
Praxair, Inc.	2,644	287
Precision Castparts Corp.	1,300	214
Principal Financial Group, Inc.	2,702	71
Procter & Gamble (The) Co.	24,468	1,499
Progressive (The) Corp.	5,271	110
Prologis, Inc.	3,895	129
Prudential Financial, Inc.	4,072	197
QEP Resources, Inc.	1,649	49
QUALCOMM, Inc.	15,000	835
Quanta Services, Inc.*	1,800	43
Range Resources Corp.	1,300	80
Regency Centers Corp.	800	38
Regions Financial Corp.	12,583	85
RenaissanceRe Holdings Ltd.	418	32
Robert Half International, Inc.	1,200	34
Rock-Tenn Co., Class A	654	36
Rockwell Automation, Inc.	1,267	84
Rockwell Collins, Inc.	1,332	66
Roper Industries, Inc.	889	88
Ross Stores, Inc.	2,102	131
Royal Caribbean Cruises Ltd.	1,200	31
Safeway, Inc.	2,300	42
Salesforce.com, Inc.*	1,100	152
SBA Communications Corp., Class A*	1,000	57
Scripps Networks Interactive, Inc., Class A	800	45
Sealed Air Corp.	1,500	23
Sempra Energy	2,027	140
Sherwin-Williams (The) Co.	800	106

EQUITY INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 50.3% continued
Sigma-Aldrich Corp.	1,100	$81
Simon Property Group, Inc.	2,641	411
Sims Metal Management Ltd.	1,335	13
Southwest Airlines Co.	1,600	15
Southwestern Energy Co.*	3,200	102
Spectra Energy Corp.	5,900	171
Sprint Nextel Corp.*	26,752	87
Staples, Inc.	6,355	83
Starbucks Corp.	6,712	358
Starwood Hotels & Resorts Worldwide, Inc.	1,780	94
State Street Corp.	4,426	198
Sunoco, Inc.	1,000	48
Superior Energy Services, Inc.*	1,378	28
Symantec Corp.*	6,700	98
Sysco Corp.	5,317	158
T. Rowe Price Group, Inc.	2,129	134
Target Corp.	5,571	324
Teradata Corp.*	1,500	108
Texas Instruments, Inc.	10,072	289
Thomson Reuters Corp.	3,397	97
Tiffany & Co.	1,067	56
Time Warner Cable, Inc.	2,800	230
Time Warner, Inc.	8,600	331
TJX Cos., Inc.	6,636	285
Travelers (The) Cos., Inc.	3,497	223
Tyco International Ltd.	4,000	211
U.S. Bancorp	17,005	547
Ultra Petroleum Corp.*	1,400	32
Union Pacific Corp.	4,300	513
United Parcel Service, Inc., Class B	6,441	507
Ventas, Inc.	2,600	164
Vertex Pharmaceuticals, Inc.*	1,900	106
VF Corp.	811	108
Virgin Media, Inc.	2,300	56
Vornado Realty Trust	1,436	121
W.W. Grainger, Inc.	511	98
Washington Post (The) Co., Class B	50	19
Waste Management, Inc.	3,700	124
Waters Corp.*	800	64
Weatherford International Ltd.*	6,900	87
WellPoint, Inc.	2,905	185
Whirlpool Corp.	660	40
Whiting Petroleum Corp.*	1,042	43
Whole Foods Market, Inc.	1,500	143
Williams (The) Cos., Inc.	5,300	153
Windstream Corp.	5,090	49
Wisconsin Energy Corp.	2,100	83
Xcel Energy, Inc.	4,400	125
Xerox Corp.	11,231	88
Xylem, Inc.	1,600	40
Yahoo!, Inc.*	10,100	160

		50,815

Total Common Stocks(3) (Cost $89,403)(3)		98,687

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke A.G.	470	23
Henkel A.G. & Co. KGaA	1,616	107
ProSiebenSat.1 Media A.G.	736	17

		147

Total Preferred Stocks(3) (Cost $111)(3)		147

RIGHTS - 0.0%
France - 0.0%
Air Liquide S.A.*	2	—
Spain - 0.0%
Repsol YPF S.A.*	7,172	5
Zardoya Otis S.A.*	1,177	1

		6

Total Rights(3) (Cost $ — )(3)		6

INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - Diversified Assets Portfolio(4) (5)	225,393	225

Total Investment Companies (Cost $225)		225

Total Investments - 98.0% (Cost $89,739)		99,065

Other Assets less Liabilities - 2.0%		2,011

NET ASSETS - 100.0%		$101,076

(1)	At March 31, 2012, the value of the Fund’s investment in Northern Trust Corp. was approximately $95,000. There were no purchases or sales during the

NORTHERN FUNDS QUARTERLY REPORT    35    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

three months ended June 30, 2012. The change in net unrealized depreciation during the three months ended June 30, 2012, was approximately $3,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,524,000 with net sales of approximately $2,299,000 during the three months ended June 30, 2012.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$90,516

Gross tax appreciation of investments	$14,800
Gross tax depreciation of investments	(6,251)

Net tax appreciation of investments	$8,549

At June 30, 2012, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	17	$1,153	Long	9/12	$71
Euro Stoxx 50 (Euro)	15	428	Long	9/12	24
FTSE 100 Index (British Pound)	4	346	Long	9/12	9
Nikkei 225 (Japenese Yen)	3	171	Long	9/12	14
S&P/TSX 60 (Canadian Dollar)	8	1,039	Long	9/12	17
SGX Mini Nikkei 225 (Japanese Yen)	2	112	Long	9/12	8

Total					$143

At June 30, 2012, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG- TERM INVESTMENTS
United States Dollar	51.6%
Euro	10.7
Japanese Yen	10.7
British Pound	10.1
Canadian Dollar	5.5
All other currencies less than 5%	11.4

Total	100.0%

At June 30, 2012, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	11.3%
Consumer Staples	10.6
Energy	7.0
Financials	20.6
Health Care	11.7
Industrials	11.5
Information Technology	13.1
Materials	7.2
Telecommunication Services	3.3
Utilities	3.7

Total	100.0%

At June 30, 2012, the Global Sustainability Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	195	United States Dollar	193	9/19/12	$(5)
British Pound	23	United States Dollar	36	9/19/12	— *
Canadian Dollar	103	United States Dollar	100	9/19/12	(1)
Norwegian Krone	299	United States Dollar	50	9/19/12	— *
Swedish Krona	860	United States Dollar	122	9/19/12	(2)
Swiss Franc	217	United States Dollar	228	9/19/12	(1)
United States Dollar	125	Euro	99	9/19/12	1
United States Dollar	162	Japanese Yen	12,833	9/19/12	(1)

Total					$(9)

*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$6,533	$4,608	$—	$11,141
Consumer Staples	6,147	4,209	—	10,356
Energy	4,377	2,521	—	6,898
Financials	10,160	10,198	—	20,358
Health Care	6,910	4,646	—	11,556
Industrials	5,973	5,413	—	11,386
Information Technology	11,020	1,929	—	12,949
Materials	2,708	4,415	—	7,123
Telecommunication Services	839	2,396	—	3,235
Utilities	1,713	1,972	—	3,685
Preferred Stocks
Consumer Discretionary	—	40	—	40
Consumer Staples	—	107	—	107
Rights
Energy	—	5	—	5
Industrials	—	1	—	1
Investment Companies	225	—	—	225

Total Investments	$56,605	$42,460	$—	$99,065

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$143	$—	$—	$143
Foreign Currency Exchange Contracts	—	1	—	1
Liabilities
Foreign Currency Exchange Contracts	—	(10)	—	(10)

Total Other Financial Instruments	$143	$(9)	$—	$134

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    37    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Australia - 8.5%
AGL Energy Ltd.	83,420	$1,265
Alumina Ltd.	381,699	313
Amcor Ltd.	189,064	1,377
AMP Ltd.	440,344	1,748
APA Group	101,390	519
Asciano Ltd.	152,118	684
ASX Ltd.	27,586	846
Australia & New Zealand Banking Group Ltd.	418,678	9,502
Bendigo and Adelaide Bank Ltd.	57,533	438
BGP Holdings PLC - (Fractional Shares)*	980,773	—
BHP Billiton Ltd.	504,772	16,449
Boral Ltd.	116,184	353
Brambles Ltd.	239,917	1,521
Caltex Australia Ltd.	21,625	302
Campbell Brothers Ltd.	10,479	587
Centro Retail Australia	200,432	407
CFS Retail Property Trust	321,164	639
Coca-Cola Amatil Ltd.	89,450	1,228
Cochlear Ltd.	8,958	607
Commonwealth Bank of Australia	247,042	13,516
Computershare Ltd.	69,658	532
Crown Ltd.	63,171	552
CSL Ltd.	81,528	3,306
Dexus Property Group	744,615	712
Echo Entertainment Group Ltd.	94,383	414
Echo Entertainment Group Ltd.*	18,877	64
Fairfax Media Ltd.	352,965	202
Fortescue Metals Group Ltd.	220,312	1,126
Goodman Group	242,457	919
GPT Group	229,172	775
Harvey Norman Holdings Ltd.	83,010	167
Iluka Resources Ltd.	64,540	756
Incitec Pivot Ltd.	257,201	758
Insurance Australia Group Ltd.	328,655	1,177
James Hardie Industries S.E.	68,570	562
Leighton Holdings Ltd.	23,718	400
Lend Lease Group	84,305	626
Lynas Corp. Ltd.*	281,442	249
Macquarie Group Ltd.	51,768	1,393
Metcash Ltd.	136,927	474
Mirvac Group	526,243	689
National Australia Bank Ltd.	349,758	8,492
Newcrest Mining Ltd.	118,950	2,768
Orica Ltd.	56,112	1,428
Origin Energy Ltd.	170,930	2,149
OZ Minerals Ltd.	50,435	409
Qantas Airways Ltd.*	181,746	201
QBE Insurance Group Ltd.	180,912	2,494
QR National Ltd.	269,823	946
Ramsay Health Care Ltd.	20,299	471
Rio Tinto Ltd.	67,800	3,984
Santos Ltd.	146,259	1,606
Sims Metal Management Ltd.	25,916	257
Sonic Healthcare Ltd.	58,154	758
SP AusNet	257,354	269
Stockland	358,945	1,136
Suncorp Group Ltd.	199,526	1,665
Sydney Airport	61,918	184
TABCORP Holdings Ltd.	110,859	334
Tatts Group Ltd.	210,786	568
Telstra Corp. Ltd.	675,592	2,559
Toll Holdings Ltd.	104,955	431
Transurban Group	205,214	1,196
Wesfarmers Ltd.	156,654	4,821
Westfield Group	340,861	3,320
Westfield Retail Trust	455,511	1,335
Westpac Banking Corp.	477,100	10,376
Whitehaven Coal Ltd.	68,853	296
Woodside Petroleum Ltd.	101,240	3,241
Woolworths Ltd.	192,139	5,283
WorleyParsons Ltd.	32,629	847

		131,978

Austria - 0.3%
Andritz A.G.	11,425	588
Erste Group Bank A.G.*	33,479	636
Immofinanz A.G.*	150,035	478
OMV A.G.	23,036	723
Raiffeisen Bank International A.G.	8,048	264
Telekom Austria A.G.	50,566	497
Verbund A.G.	11,305	259
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	6,008	243
Voestalpine A.G.	16,929	449

		4,137

Belgium - 1.1%
Ageas	376,977	747
Anheuser-Busch InBev N.V.	125,549	9,761
Belgacom S.A.	23,786	676

EQUITY INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Belgium - 1.1% continued
Colruyt S.A.	11,561	$515
Delhaize Group S.A.	15,808	579
Groupe Bruxelles Lambert S.A.	12,632	859
KBC Groep N.V.	25,486	541
Mobistar S.A.	4,421	151
Solvay S.A., Class A	9,182	908
Telenet Group Holding N.V.	9,017	394
UCB S.A.	17,280	872
Umicore S.A.	17,800	823

		16,826

Denmark - 1.1%
A.P. Moller - Maersk A/S, Class A	84	525
A.P. Moller - Maersk A/S, Class B	204	1,343
Carlsberg A/S, Class B	16,584	1,307
Coloplast A/S, Class B	3,669	660
Danske Bank A/S*	102,006	1,421
DSV A/S	29,333	582
Novo Nordisk A/S, Class B	63,696	9,216
Novozymes A/S, Class B	38,409	996
TDC A/S	75,044	522
Tryg A/S	3,907	219
William Demant Holding A/S*	4,211	378

		17,169

Finland - 0.7%
Elisa OYJ	22,520	453
Fortum OYJ	68,924	1,310
Kesko OYJ, Class B	10,115	264
Kone OYJ, Class B	24,310	1,472
Metso OYJ	20,092	696
Neste Oil OYJ	20,432	230
Nokia OYJ	584,748	1,205
Nokian Renkaat OYJ	17,314	660
Orion OYJ, Class B	14,311	271
Pohjola Bank PLC, Class A	21,587	252
Sampo OYJ, Class A	65,957	1,715
Stora Enso OYJ, Class R	89,371	552
UPM-Kymmene OYJ	82,726	938
Wartsila OYJ	26,377	867

		10,885

France - 8.7%
Accor S.A.	22,946	722
Aeroports de Paris	4,651	351
Air Liquide S.A.	48,646	5,566
Alcatel-Lucent*	365,654	608
Alstom S.A.	32,545	1,034
ArcelorMittal	146,684	2,266
Arkema S.A.	9,677	634
AtoS	8,586	514
AXA S.A.	276,629	3,703
BNP Paribas S.A.	153,456	5,924
Bouygues S.A.	29,787	803
Bureau Veritas S.A.	8,480	754
Cap Gemini S.A.	23,146	853
Carrefour S.A.	90,296	1,669
Casino Guichard Perrachon S.A.	8,770	770
Christian Dior S.A.	8,644	1,191
Cie de St-Gobain	62,792	2,324
Cie Generale de Geophysique-Veritas*	20,338	526
Cie Generale des Establissements Michelin	29,115	1,904
Cie Generale d’Optique Essilor International S.A.	31,884	2,962
CNP Assurances	23,640	289
Credit Agricole S.A.*	158,194	698
Danone S.A.	90,282	5,605
Dassault Systemes S.A.	9,400	883
Edenred	26,591	755
Electricite de France S.A.	37,532	836
Eurazeo	4,489	173
Eutelsat Communications S.A.	20,515	631
Fonciere Des Regions	3,884	280
France Telecom S.A.	289,145	3,805
GDF Suez	193,688	4,621
Gecina S.A.	3,387	303
Groupe Eurotunnel S.A. (Registered)	90,718	738
ICADE	3,686	280
Iliad S.A.	3,610	522
Imerys S.A.	5,447	278
JC Decaux S.A.	10,462	231
Klepierre	14,800	488
Lafarge S.A.	29,101	1,302
Lagardere S.C.A.	18,314	511
Legrand S.A.	37,181	1,265
L’Oreal S.A.	37,428	4,385
LVMH Moet Hennessy Louis Vuitton S.A.	39,713	6,053
Natixis	145,149	393
Pernod-Ricard S.A.	33,114	3,543
Peugeot S.A.*	36,661	363
PPR	11,911	1,701

NORTHERN FUNDS QUARTERLY REPORT    39    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
France - 8.7% continued
Publicis Groupe S.A.	22,638	$1,035
Remy Cointreau S.A.	3,553	389
Renault S.A.	30,121	1,208
Rexel S.A.	16,965	290
Safran S.A.	35,941	1,334
Sanofi	188,760	14,315
Schneider Electric S.A.	81,436	4,538
SCOR S.E.	24,929	605
SES S.A.	44,238	1,046
Societe BIC S.A.	4,329	447
Societe Generale S.A.*	109,019	2,570
Sodexo	14,788	1,152
Suez Environnement Co.	43,634	470
Technip S.A.	15,364	1,603
Thales S.A.	13,825	458
Total S.A.	331,475	14,960
Unibail-Rodamco S.E.	14,352	2,648
Vallourec S.A.	16,134	662
Veolia Environnement S.A.	52,802	668
Vinci S.A.	70,469	3,298
Vivendi S.A.	200,977	3,736
Wendel S.A.	5,114	378
Zodiac Aerospace	5,380	547

		134,367

Germany - 7.2%
Adidas A.G.	32,465	2,329
Allianz S.E. (Registered)	71,165	7,156
Axel Springer A.G.	6,071	261
BASF S.E.	143,583	9,978
Bayer A.G. (Registered)	129,036	9,305
Bayerische Motoren Werke A.G.	51,836	3,756
Beiersdorf A.G.	15,883	1,031
Brenntag A.G.	7,113	787
Celesio A.G.	13,212	216
Commerzbank A.G.*	570,149	969
Continental A.G.	12,669	1,056
Daimler A.G. (Registered)	141,699	6,373
Deutsche Bank A.G. (Registered)	145,296	5,281
Deutsche Boerse A.G.	30,401	1,641
Deutsche Lufthansa A.G. (Registered)	35,236	408
Deutsche Post A.G. (Registered)	131,916	2,336
Deutsche Telekom A.G. (Registered)	437,761	4,803
E.ON A.G.	281,203	6,057
Fraport A.G. Frankfurt Airport Services Worldwide	5,546	299
Fresenius Medical Care A.G. & Co. KGaA	32,659	2,312
Fresenius S.E. & Co. KGaA	19,493	2,021
GEA Group A.G.	27,061	719
Hannover Rueckversicherung A.G. (Registered)	9,382	557
HeidelbergCement A.G.	22,185	1,065
Henkel A.G. & Co. KGaA	20,546	1,139
Hochtief A.G.*	4,872	236
Hugo Boss A.G.	3,288	325
Infineon Technologies A.G.	169,204	1,147
K+S A.G. (Registered)	26,677	1,217
Kabel Deutschland Holding A.G.*	14,011	872
Lanxess A.G.	12,939	816
Linde A.G.	26,663	4,153
MAN S.E.	6,654	680
Merck KGaA	10,030	1,001
Metro A.G.	20,394	595
Muenchener Rueckversicherungs A.G. (Registered)	28,070	3,961
RWE A.G.	76,416	3,124
Salzgitter A.G.	5,933	244
SAP A.G.	143,979	8,503
Siemens A.G. (Registered)	128,739	10,822
Suedzucker A.G.	10,248	362
ThyssenKrupp A.G.	59,654	972
United Internet A.G. (Registered)	13,911	239
Volkswagen A.G.	4,715	711
Wacker Chemie A.G.	2,390	164

		111,999

Greece - 0.0%
Coca Cola Hellenic Bottling Co. S.A.*	31,601	560
OPAP S.A.	33,825	213

		773

Hong Kong - 3.0%
AIA Group Ltd.	1,603,113	5,528
ASM Pacific Technology Ltd.	31,400	400
Bank of East Asia Ltd.	214,660	773
BOC Hong Kong Holdings Ltd.	573,000	1,760
Cathay Pacific Airways Ltd.	178,000	288
Cheung Kong Holdings Ltd.	216,000	2,666
Cheung Kong Infrastructure Holdings Ltd.	75,000	452
CLP Holdings Ltd.	286,501	2,437

EQUITY INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Hong Kong - 3.0% continued
First Pacific Co. Ltd.	325,126	$338
Foxconn International Holdings Ltd.*	344,000	125
Galaxy Entertainment Group Ltd.*	230,612	579
Hang Lung Group Ltd.	135,000	832
Hang Lung Properties Ltd.	354,000	1,205
Hang Seng Bank Ltd.	120,300	1,649
Henderson Land Development Co. Ltd.	148,917	827
HKT Trust/HKT Ltd.	1	—
Hong Kong & China Gas Co. Ltd.	807,626	1,716
Hong Kong Exchanges and Clearing Ltd.	159,400	2,287
Hopewell Holdings Ltd.	83,000	237
Hutchison Whampoa Ltd.	331,000	2,863
Hysan Development Co. Ltd.	95,212	362
Kerry Properties Ltd.	116,199	498
Li & Fung Ltd.	881,600	1,711
Lifestyle International Holdings Ltd.	72,000	159
Link REIT (The)	350,073	1,431
MGM China Holdings Ltd.	153,070	235
MTR Corp.	226,852	776
New World Development Co. Ltd.	552,251	652
Noble Group Ltd.	601,618	537
NWS Holdings Ltd.	224,432	327
Orient Overseas International Ltd.	36,200	177
PCCW Ltd.	666,000	245
Power Assets Holdings Ltd.	215,500	1,618
Sands China Ltd.	380,528	1,219
Shangri-La Asia Ltd.	249,000	478
Sino Land Co. Ltd.	452,559	687
SJM Holdings Ltd.	305,683	570
Sun Hung Kai Properties Ltd.	245,708	2,916
Swire Pacific Ltd., Class A	106,500	1,242
Wharf Holdings Ltd.	238,300	1,325
Wheelock & Co. Ltd.	138,000	524
Wing Hang Bank Ltd.	27,307	265
Wynn Macau Ltd.	243,393	572
Yangzijiang Shipbuilding Holdings Ltd.	288,566	232
Yue Yuen Industrial Holdings Ltd.	118,000	371

		46,091

Ireland - 0.7%
CRH PLC	112,438	2,162
Elan Corp. PLC*	78,503	1,144
Experian PLC	155,959	2,203
Irish Bank Resolution Corp. Ltd.(1) †*	93,434	—
Kerry Group PLC, Class A	23,472	1,028
Ryanair Holdings PLC ADR*	5,370	163
Shire PLC	87,416	2,513
WPP PLC	195,973	2,382

		11,595

Israel - 0.6%
Bank Hapoalim B.M.	164,716	510
Bank Leumi Le-Israel B.M.*	201,096	490
Bezeq The Israeli Telecommunication Corp. Ltd.	313,665	332
Delek Group Ltd.	694	103
Elbit Systems Ltd.	3,612	125
Israel (The) Corp. Ltd.	362	204
Israel Chemicals Ltd.	70,122	774
Mizrahi Tefahot Bank Ltd.*	18,872	147
NICE Systems Ltd.*	9,530	348
Teva Pharmaceutical Industries Ltd.	146,833	5,788

		8,821

Italy - 2.1%
Assicurazioni Generali S.p.A.	183,223	2,487
Atlantia S.p.A.	51,654	660
Autogrill S.p.A.	18,014	164
Banca Monte dei Paschi di Siena S.p.A.*	1,001,375	251
Banco Popolare Scarl*	276,332	371
Enel Green Power S.p.A.	268,371	426
Enel S.p.A.	1,027,337	3,315
Eni S.p.A.	375,112	8,006
Exor S.p.A.	10,009	216
Fiat Industrial S.p.A.	133,756	1,318
Fiat S.p.A.*	135,943	688
Finmeccanica S.p.A.*	62,018	251
Intesa Sanpaolo S.p.A.	1,577,674	2,257
Intesa Sanpaolo S.p.A. (RSP)	146,243	167
Luxottica Group S.p.A.	17,984	631
Mediaset S.p.A.	113,054	198
Mediobanca S.p.A.	83,207	368
Pirelli & C. S.p.A.	37,884	400
Prysmian S.p.A.	31,048	464
Saipem S.p.A.	41,110	1,831
Snam S.p.A.	253,200	1,129
Telecom Italia S.p.A.	1,467,228	1,446
Telecom Italia S.p.A. (RSP)	946,404	761
Tenaris S.A.	73,389	1,283
Terna - Rete Elettrica Nazionale S.p.A.	206,888	745
UniCredit S.p.A.*	632,586	2,397

NORTHERN FUNDS QUARTERLY REPORT    41    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Italy - 2.1% continued
Unione di Banche Italiane S.c.p.A.	128,868	$423

		32,653

Japan - 21.3%
ABC-Mart, Inc.	3,900	146
Advantest Corp.	24,400	382
Aeon Co. Ltd.	93,800	1,169
Aeon Credit Service Co. Ltd.	12,900	239
Aeon Mall Co. Ltd.	10,900	232
Air Water, Inc.	22,569	273
Aisin Seiki Co. Ltd.	29,700	988
Ajinomoto Co., Inc.	101,000	1,404
Alfresa Holdings Corp.	6,000	318
All Nippon Airways Co. Ltd.	134,000	380
Amada Co. Ltd.	59,000	350
Aozora Bank Ltd.	100,000	239
Asahi Glass Co. Ltd.	159,000	1,070
Asahi Group Holdings Ltd.	60,700	1,304
Asahi Kasei Corp.	199,000	1,080
Asics Corp.	22,300	283
Astellas Pharma, Inc.	69,100	3,019
Bank of Kyoto (The) Ltd.	53,000	401
Bank of Yokohama (The) Ltd.	192,000	907
Benesse Holdings, Inc.	10,400	465
Bridgestone Corp.	101,400	2,326
Brother Industries Ltd.	35,300	404
Canon, Inc.	176,800	7,080
Casio Computer Co. Ltd.	36,100	237
Central Japan Railway Co.	233	1,842
Chiba Bank (The) Ltd.	120,000	721
Chiyoda Corp.	23,746	291
Chubu Electric Power Co., Inc.	101,400	1,647
Chugai Pharmaceutical Co. Ltd.	34,755	658
Chugoku Bank (The) Ltd.	27,000	352
Chugoku Electric Power (The) Co., Inc.	46,200	761
Citizen Holdings Co. Ltd.	42,400	249
Coca-Cola West Co. Ltd.	10,300	180
Cosmo Oil Co. Ltd.	88,000	224
Credit Saison Co. Ltd.	25,300	561
Dai Nippon Printing Co. Ltd.	87,000	681
Daicel Corp.	44,000	270
Daido Steel Co. Ltd.	45,000	280
Daihatsu Motor Co. Ltd.	30,000	526
Dai-ichi Life Insurance (The) Co. Ltd.	1,334	1,545
Daiichi Sankyo Co. Ltd.	104,300	1,756
Daikin Industries Ltd.	36,900	1,036
Dainippon Sumitomo Pharma Co. Ltd.	25,000	255
Daito Trust Construction Co. Ltd.	11,500	1,091
Daiwa House Industry Co. Ltd.	82,000	1,164
Daiwa Securities Group, Inc.	257,000	968
Dena Co. Ltd.	17,000	451
Denki Kagaku Kogyo K.K.	73,000	255
Denso Corp.	76,000	2,588
Dentsu, Inc.	28,418	841
East Japan Railway Co.	53,022	3,329
Eisai Co. Ltd.	39,800	1,748
Electric Power Development Co. Ltd.	18,900	496
FamilyMart Co. Ltd.	9,100	417
FANUC Corp.	29,900	4,913
Fast Retailing Co. Ltd.	8,300	1,666
Fuji Electric Co. Ltd.	89,000	217
Fuji Heavy Industries Ltd.	90,000	727
FUJIFILM Holdings Corp.	72,000	1,361
Fujitsu Ltd.	288,000	1,380
Fukuoka Financial Group, Inc.	118,000	461
Furukawa Electric Co. Ltd.	93,000	220
Gree, Inc.	14,519	292
GS Yuasa Corp.	57,000	261
Gunma Bank (The) Ltd.	59,000	279
Hachijuni Bank (The) Ltd.	62,523	325
Hakuhodo DY Holdings, Inc.	3,610	239
Hamamatsu Photonics K.K.	10,894	369
Hankyu Hanshin Holdings, Inc.	182,000	919
Hino Motors Ltd.	41,000	296
Hirose Electric Co. Ltd.	4,600	455
Hisamitsu Pharmaceutical Co., Inc.	9,100	448
Hitachi Chemical Co. Ltd.	15,900	249
Hitachi Construction Machinery Co. Ltd.	16,500	311
Hitachi High-Technologies Corp.	10,500	259
Hitachi Ltd.	704,000	4,330
Hitachi Metals Ltd.	25,000	298
Hokkaido Electric Power Co., Inc.	27,600	357
Hokuriku Electric Power Co.	25,600	398
Honda Motor Co. Ltd.	254,800	8,877
Hoya Corp.	69,200	1,525
Ibiden Co. Ltd.	19,500	352
Idemitsu Kosan Co. Ltd.	3,600	322
IHI Corp.	204,000	435
Inpex Corp.	344	1,929

EQUITY INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 21.3% continued
Isetan Mitsukoshi Holdings Ltd.	57,400	$609
Isuzu Motors Ltd.	185,000	989
ITOCHU Corp.	233,900	2,455
Itochu Techno-Solutions Corp.	3,900	189
Iyo Bank (The) Ltd.	38,000	303
J. Front Retailing Co. Ltd.	78,200	393
Japan Petroleum Exploration Co.	4,400	168
Japan Prime Realty Investment Corp.	109	307
Japan Real Estate Investment Corp.	83	763
Japan Retail Fund Investment Corp.	283	449
Japan Steel Works (The) Ltd.	50,000	276
Japan Tobacco, Inc.	140,400	4,161
JFE Holdings, Inc.	72,400	1,211
JGC Corp.	33,000	955
Joyo Bank (The) Ltd.	103,000	469
JS Group Corp.	41,300	874
JSR Corp.	27,500	477
JTEKT Corp.	33,200	343
Jupiter Telecommunications Co. Ltd.	335	342
JX Holdings, Inc.	348,270	1,789
Kajima Corp.	129,000	379
Kamigumi Co. Ltd.	39,000	311
Kaneka Corp.	48,000	266
Kansai Electric Power (The) Co., Inc.	116,500	1,396
Kansai Paint Co. Ltd.	33,000	353
Kao Corp.	81,600	2,251
Kawasaki Heavy Industries Ltd.	220,000	602
Kawasaki Kisen Kaisha Ltd.*	114,000	226
KDDI Corp.	423	2,729
Keikyu Corp.	72,000	655
Keio Corp.	90,000	653
Keisei Electric Railway Co. Ltd.	40,000	338
Keyence Corp.	7,096	1,755
Kikkoman Corp.	27,000	334
Kinden Corp.	24,000	158
Kintetsu Corp.	257,000	1,025
Kirin Holdings Co. Ltd.	137,000	1,615
Kobe Steel Ltd.	389,000	467
Koito Manufacturing Co. Ltd.	14,814	207
Komatsu Ltd.	146,000	3,500
Konami Corp.	14,900	338
Konica Minolta Holdings, Inc.	75,000	591
Kubota Corp.	172,000	1,587
Kuraray Co. Ltd.	53,200	689
Kurita Water Industries Ltd.	18,100	419
Kyocera Corp.	23,700	2,047
Kyowa Hakko Kirin Co. Ltd.	42,000	432
Kyushu Electric Power Co., Inc.	67,400	800
Lawson, Inc.	9,400	658
Mabuchi Motor Co. Ltd.	3,700	147
Makita Corp.	17,100	601
Marubeni Corp.	260,000	1,731
Marui Group Co. Ltd.	36,100	276
Maruichi Steel Tube Ltd.	7,100	153
Mazda Motor Corp.*	403,000	547
McDonald’s Holdings Co. Japan Ltd.	10,900	307
Medipal Holdings Corp.	23,400	331
MEIJI Holdings Co. Ltd.	9,712	446
Miraca Holdings, Inc.	8,405	349
Mitsubishi Chemical Holdings Corp.	213,000	938
Mitsubishi Corp.	219,100	4,425
Mitsubishi Electric Corp.	301,000	2,509
Mitsubishi Estate Co. Ltd.	195,000	3,498
Mitsubishi Gas Chemical Co., Inc.	64,000	364
Mitsubishi Heavy Industries Ltd.	471,000	1,913
Mitsubishi Logistics Corp.	19,000	201
Mitsubishi Materials Corp.	179,000	518
Mitsubishi Motors Corp.*	605,000	609
Mitsubishi Tanabe Pharma Corp.	35,200	506
Mitsubishi UFJ Financial Group, Inc.	1,991,865	9,533
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	396
Mitsui & Co. Ltd.	270,500	4,014
Mitsui Chemicals, Inc.	133,000	333
Mitsui Fudosan Co. Ltd.	130,000	2,522
Mitsui O.S.K. Lines Ltd.	163,000	587
Mizuho Financial Group, Inc.	3,565,118	6,036
MS&AD Insurance Group Holdings	79,750	1,396
Murata Manufacturing Co. Ltd.	31,497	1,652
Nabtesco Corp.	15,407	343
Namco Bandai Holdings, Inc.	26,800	368
NEC Corp.*	402,000	624
Nexon Co. Ltd.*	17,000	333
NGK Insulators Ltd.	45,000	497
NGK Spark Plug Co. Ltd.	28,000	370
NHK Spring Co. Ltd.	23,300	251
Nidec Corp.	17,300	1,312
Nikon Corp.	53,900	1,638
Nintendo Co. Ltd.	16,700	1,949

NORTHERN FUNDS QUARTERLY REPORT    43    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 21.3% continued
Nippon Building Fund, Inc.	94	$910
Nippon Electric Glass Co. Ltd.	60,500	360
Nippon Express Co. Ltd.	132,000	545
Nippon Meat Packers, Inc.	27,000	358
Nippon Paper Group, Inc.	16,158	257
Nippon Steel Corp.	793,000	1,797
Nippon Telegraph & Telephone Corp.	68,052	3,162
Nippon Yusen K.K.	244,000	648
Nishi-Nippon City Bank (The) Ltd.	108,000	263
Nissan Motor Co. Ltd.	387,900	3,674
Nisshin Seifun Group, Inc.	27,500	322
Nisshin Steel Co. Ltd.	112,000	157
Nissin Foods Holdings Co. Ltd.	9,100	347
Nitori Holdings Co. Ltd.	5,150	488
Nitto Denko Corp.	26,200	1,118
NKSJ Holdings, Inc.	58,825	1,254
NOK Corp.	16,600	354
Nomura Holdings, Inc.	566,300	2,115
Nomura Real Estate Holdings, Inc.	14,400	264
Nomura Real Estate Office Fund, Inc.	45	254
Nomura Research Institute Ltd.	15,300	337
NSK Ltd.	65,000	420
NTN Corp.	72,000	226
NTT Data Corp.	195	599
NTT DoCoMo, Inc.	2,378	3,958
NTT Urban Development Corp.	171	138
Obayashi Corp.	106,000	464
Odakyu Electric Railway Co. Ltd.	98,000	975
OJI Paper Co. Ltd.	130,000	499
Olympus Corp.*	34,100	553
Omron Corp.	32,100	678
Ono Pharmaceutical Co. Ltd.	12,700	799
Oracle Corp. Japan	5,800	250
Oriental Land Co. Ltd.	7,800	892
ORIX Corp.	16,440	1,530
Osaka Gas Co. Ltd.	297,000	1,245
Otsuka Corp.	2,300	197
Otsuka Holdings Co. Ltd.	57,458	1,761
Panasonic Corp.	344,300	2,801
Rakuten, Inc.	113,900	1,180
Resona Holdings, Inc.	296,310	1,223
Ricoh Co. Ltd.	99,000	836
Rinnai Corp.	4,900	338
Rohm Co. Ltd.	14,700	565
Sankyo Co. Ltd.	7,500	366
Sanrio Co. Ltd.	6,597	240
Santen Pharmaceutical Co. Ltd.	11,200	459
SBI Holdings, Inc.	3,397	252
Secom Co. Ltd.	33,200	1,524
Sega Sammy Holdings, Inc.	30,000	610
Seiko Epson Corp.	20,200	205
Sekisui Chemical Co. Ltd.	68,000	633
Sekisui House Ltd.	84,000	793
Seven & I Holdings Co. Ltd.	117,200	3,532
Seven Bank Ltd.	89,800	230
Sharp Corp.	156,000	792
Shikoku Electric Power Co., Inc.	26,000	552
Shimadzu Corp.	34,000	293
Shimamura Co. Ltd.	3,600	416
Shimano, Inc.	11,500	752
Shimizu Corp.	94,000	326
Shin-Etsu Chemical Co. Ltd.	63,900	3,516
Shinsei Bank Ltd.	256,000	311
Shionogi & Co. Ltd.	45,900	624
Shiseido Co. Ltd.	56,300	888
Shizuoka Bank (The) Ltd.	86,000	884
Shoei Co. Ltd./Chiyoda-ku*	37,400	206
Showa Denko K.K.	217,000	422
Showa Shell Sekiyu K.K.	28,000	171
SMC Corp.	8,400	1,454
Softbank Corp.	137,900	5,127
Sojitz Corp.	202,600	335
Sony Corp.	156,800	2,232
Sony Financial Holdings, Inc.	26,600	435
Square Enix Holdings Co. Ltd.	10,000	158
Stanley Electric Co. Ltd.	22,900	353
Sumco Corp.*	18,000	163
Sumitomo Chemical Co. Ltd.	233,000	717
Sumitomo Corp.	174,800	2,446
Sumitomo Electric Industries Ltd.	118,100	1,468
Sumitomo Heavy Industries Ltd.	86,000	386
Sumitomo Metal Industries Ltd.	527,000	868
Sumitomo Metal Mining Co. Ltd.	83,000	934
Sumitomo Mitsui Financial Group, Inc.	209,919	6,926
Sumitomo Mitsui Trust Holdings, Inc.	490,920	1,467
Sumitomo Realty & Development Co. Ltd.	56,000	1,378
Sumitomo Rubber Industries Ltd.	26,900	350
Suruga Bank Ltd.	29,000	297

EQUITY INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 21.3% continued
Suzuken Co. Ltd.	11,100	$374
Suzuki Motor Corp.	57,400	1,177
Sysmex Corp.	11,349	449
T&D Holdings, Inc.	89,200	951
Taiheiyo Cement Corp.	178,000	408
Taisei Corp.	154,000	413
Taisho Pharmaceutical Holdings Co. Ltd.	5,900	499
Taiyo Nippon Sanso Corp.	42,000	245
Takashimaya Co. Ltd.	42,000	322
Takeda Pharmaceutical Co. Ltd.	123,000	5,582
TDK Corp.	19,500	792
Teijin Ltd.	141,000	429
Terumo Corp.	24,200	994
THK Co. Ltd.	18,900	358
Tobu Railway Co. Ltd.	158,000	832
Toho Co. Ltd.	18,500	320
Toho Gas Co. Ltd.	66,000	410
Tohoku Electric Power Co., Inc.*	69,600	699
Tokio Marine Holdings, Inc.	113,000	2,841
Tokyo Electric Power Co., Inc.*	225,700	436
Tokyo Electron Ltd.	26,600	1,244
Tokyo Gas Co. Ltd.	390,000	1,992
Tokyu Corp.	177,000	833
Tokyu Land Corp.	64,000	318
TonenGeneral Sekiyu K.K.	44,000	391
Toppan Printing Co. Ltd.	87,000	582
Toray Industries, Inc.	227,000	1,548
Toshiba Corp.	625,000	2,372
Tosoh Corp.	80,000	217
TOTO Ltd.	41,000	306
Toyo Seikan Kaisha Ltd.	24,200	293
Toyo Suisan Kaisha Ltd.	14,000	374
Toyoda Gosei Co. Ltd.	10,600	244
Toyota Boshoku Corp.	9,800	119
Toyota Industries Corp.	25,800	737
Toyota Motor Corp.	431,100	17,377
Toyota Tsusho Corp.	34,100	650
Trend Micro, Inc.	17,200	508
Tsumura & Co.	8,900	236
Ube Industries Ltd.	165,000	383
Unicharm Corp.	17,700	1,008
Ushio, Inc.	16,200	200
USS Co. Ltd.	3,280	354
West Japan Railway Co.	26,900	1,108
Yahoo Japan Corp.	2,272	735
Yakult Honsha Co. Ltd.	14,900	583
Yamada Denki Co. Ltd.	13,709	700
Yamaguchi Financial Group, Inc.	34,000	300
Yamaha Corp.	24,600	253
Yamaha Motor Co. Ltd.	42,800	408
Yamato Holdings Co. Ltd.	59,000	950
Yamato Kogyo Co. Ltd.	6,500	181
Yamazaki Baking Co. Ltd.	15,000	196
Yaskawa Electric Corp.	33,000	250
Yokogawa Electric Corp.	33,600	347

		329,605

Netherlands - 4.8%
Aegon N.V.	270,472	1,260
Akzo Nobel N.V.	36,526	1,718
ASML Holding N.V.	65,619	3,344
Corio N.V.	10,383	457
DE Master Blenders 1753 N.V.*	74,896	845
Delta Lloyd N.V.	15,858	220
European Aeronautic Defence and Space Co. N.V.	64,048	2,272
Fugro N.V. - CVA	10,876	661
Gemalto N.V.	12,449	895
Heineken Holding N.V.	15,759	705
Heineken N.V.	35,974	1,879
ING Groep N.V. - CVA*	599,087	4,042
Koninklijke Ahold N.V.	163,587	2,027
Koninklijke Boskalis Westminster N.V.	11,260	372
Koninklijke DSM N.V.	23,913	1,180
Koninklijke KPN N.V.	223,708	2,142
Koninklijke Philips Electronics N.V.	157,775	3,120
Koninklijke Vopak N.V.	10,643	683
QIAGEN N.V.*	35,772	597
Randstad Holding N.V.	18,626	550
Reed Elsevier N.V.	106,816	1,222
Royal Dutch Shell PLC, Class A	573,777	19,329
Royal Dutch Shell PLC, Class B	416,359	14,532
SBM Offshore N.V.*	26,882	373
TNT Express N.V.	50,850	595
Unilever N.V. - CVA	254,711	8,526
Wolters Kluwer N.V.	47,243	752

		74,298

New Zealand - 0.1%
Auckland International Airport Ltd.	145,547	286

NORTHERN FUNDS QUARTERLY REPORT    45    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
New Zealand - 0.1% continued
Contact Energy Ltd.*	59,379	$230
Fletcher Building Ltd.	105,586	499
SKYCITY Entertainment Group Ltd.	89,895	245
Telecom Corp. of New Zealand Ltd.	301,174	578

		1,838

Norway - 0.8%
Aker Solutions ASA	25,848	368
DNB ASA	153,154	1,523
Gjensidige Forsikring ASA	31,528	367
Norsk Hydro ASA	142,393	643
Orkla ASA	120,808	877
Seadrill Ltd.	55,280	1,973
Statoil ASA	174,076	4,162
Telenor ASA	113,022	1,885
Veripos, Inc.*	4,362	—
Yara International ASA	29,145	1,276

		13,074

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)*	315,931	216
EDP - Energias de Portugal S.A.	303,641	718
Galp Energia SGPS S.A.	36,845	467
Jeronimo Martins SGPS S.A.	34,864	588
Portugal Telecom SGPS S.A. (Registered)	94,257	414

		2,403

Singapore - 1.8%
Ascendas Real Estate Investment Trust	284,213	485
CapitaLand Ltd.	390,500	843
CapitaMall Trust	370,600	561
CapitaMalls Asia Ltd.	207,718	259
City Developments Ltd.	81,000	724
ComfortDelGro Corp. Ltd.	314,000	385
Cosco Corp. Singapore Ltd.	154,000	121
DBS Group Holdings Ltd.	289,803	3,199
Fraser and Neave Ltd.	145,563	811
Genting Singapore PLC	961,380	1,079
Global Logistic Properties Ltd.*	331,238	552
Golden Agri-Resources Ltd.	1,043,787	558
Hutchison Port Holdings Trust, Class U	817,000	586
Jardine Cycle & Carriage Ltd.	16,576	611
Keppel Corp. Ltd.	220,400	1,806
Keppel Land Ltd.	123,611	318
Neptune Orient Lines Ltd.*	135,750	120
Olam International Ltd.	261,381	380
Oversea-Chinese Banking Corp. Ltd.	400,954	2,801
SembCorp Industries Ltd.	149,600	612
SembCorp Marine Ltd.	127,400	486
Singapore Airlines Ltd.	85,067	699
Singapore Exchange Ltd.	136,000	683
Singapore Press Holdings Ltd.	258,000	797
Singapore Technologies Engineering Ltd.	236,000	582
Singapore Telecommunications Ltd.	1,236,600	3,233
StarHub Ltd.	90,000	244
United Overseas Bank Ltd.	200,183	2,975
UOL Group Ltd.	70,700	277
Wilmar International Ltd.	297,000	854

		27,641

Spain - 2.6%
Abertis Infraestructuras S.A.	55,375	750
Abertis Infraestructuras S.A.*	2,768	37
Acciona S.A.	3,243	194
Acerinox S.A.	15,520	174
ACS Actividades de Construccion y Servicios S.A.	22,065	473
Amadeus IT Holding S.A., Class A	49,197	1,042
Banco Bilbao Vizcaya Argentaria S.A.	740,299	5,336
Banco de Sabadell S.A.	334,653	653
Banco Popular Espanol S.A.	167,546	380
Banco Santander S.A.	1,462,911	9,771
Bankia S.A.*	113,528	133
CaixaBank	121,653	398
Distribuidora Internacional de Alimentacion S.A.*	93,947	442
Enagas S.A.	27,740	506
Ferrovial S.A.	64,140	723
Gas Natural SDG S.A.	57,529	739
Grifols S.A.*	21,214	538
Grifols S.A., Class B*	2,305	44
Iberdrola S.A.	612,273	2,899
Inditex S.A.	33,999	3,517
Mapfre S.A.	123,256	251
Red Electrica Corp. S.A.	16,924	738
Repsol YPF S.A.	123,207	1,981
Telefonica S.A.	640,772	8,454
Zardoya Otis S.A.	22,189	247

		40,420

Sweden - 3.0%
Alfa Laval AB	52,438	901

EQUITY INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Sweden - 3.0% continued
Assa Abloy AB, Class B	51,655	$1,444
Atlas Copco AB, Class A	90,599	1,956
Atlas Copco AB, Class B	77,927	1,490
Boliden AB	42,753	598
Electrolux AB, Class B	37,081	740
Elekta AB, Class B	14,328	653
Getinge AB, Class B	31,017	769
Hennes & Mauritz AB, Class B	148,251	5,330
Hexagon AB, Class B	36,851	636
Holmen AB, Class B	8,155	222
Husqvarna AB, Class B	62,523	296
Industrivarden AB, Class C	18,284	236
Investor AB, Class B	70,898	1,356
Kinnevik Investment AB, Class B	31,674	636
Lundin Petroleum AB*	34,562	648
Millicom International Cellular S.A. SDR	9,819	926
Modern Times Group AB, Class B	7,700	357
Nordea Bank AB	412,973	3,575
Ratos AB, Class B	29,121	277
Sandvik AB	157,261	2,025
Scania AB, Class B	50,469	867
Securitas AB, Class B	50,431	392
Skandinaviska Enskilda Banken AB, Class A	220,757	1,439
Skanska AB, Class B	59,125	907
SKF AB, Class B	60,578	1,198
SSAB AB, Class A	25,505	212
Svenska Cellulosa AB, Class B	90,026	1,352
Svenska Handelsbanken AB, Class A	76,588	2,525
Swedbank AB, Class A	128,094	2,026
Swedish Match AB	33,536	1,353
Tele2 AB, Class B	50,240	779
Telefonaktiebolaget LM Ericsson, Class B	469,785	4,287
TeliaSonera AB	336,332	2,152
Volvo AB, Class B	217,380	2,490

		47,050

Switzerland - 8.7%
ABB Ltd. (Registered)	344,872	5,629
Actelion Ltd. (Registered)	17,379	714
Adecco S.A. (Registered)	20,734	923
Aryzta A.G. (Dublin Exchange)*	4,329	215
Aryzta A.G. (SIX Swiss Exchange)*	9,073	451
Baloise Holding A.G. (Registered)	7,224	477
Banque Cantonale Vaudoise (Registered)	463	245
Barry Callebaut A.G. (Registered)*	297	270
Cie Financiere Richemont S.A., Class A (Bearer)	81,485	4,472
Credit Suisse Group A.G. (Registered)	181,430	3,315
GAM Holding A.G.	30,784	343
Geberit A.G. (Registered)*	5,910	1,166
Givaudan S.A. (Registered)*	1,309	1,286
Glencore International PLC	215,586	1,001
Holcim Ltd. (Registered)	35,660	1,976
Julius Baer Group Ltd.	32,550	1,179
Kuehne + Nagel International A.G. (Registered)	8,461	896
Lindt & Spruengli A.G. (Registered)	17	624
Lindt & Spruengli A.G. (Participation Certificate)	138	426
Lonza Group A.G. (Registered)	7,850	327
Nestle S.A. (Registered)	515,780	30,770
Novartis A.G. (Registered)	359,544	20,057
Pargesa Holding S.A. (Bearer)	4,398	262
Partners Group Holding A.G.	2,167	385
Roche Holding A.G. (Genusschein)	109,742	18,946
Schindler Holding A.G. (Registered)	3,289	371
Schindler Holding A.G. (Participation Certificate)	7,694	860
SGS S.A. (Registered)	844	1,582
Sika A.G. (Bearer)	340	655
Sonova Holding A.G. (Registered)	7,768	750
STMicroelectronics N.V.	100,521	553
Straumann Holding A.G. (Registered)	1,220	179
Sulzer A.G. (Registered)	3,695	438
Swatch Group (The) A.G. (Bearer)	4,796	1,898
Swatch Group (The) A.G. (Registered)	6,793	473
Swiss Life Holding A.G. (Registered)	4,693	443
Swiss Prime Site A.G. (Registered)	7,591	634
Swiss Re A.G.	54,906	3,450
Swisscom A.G. (Registered)	3,680	1,479
Syngenta A.G. (Registered)	14,736	5,031
Transocean Ltd.	55,071	2,475
UBS A.G. (Registered)	569,114	6,656
Wolseley PLC	44,157	1,650
Xstrata PLC	323,242	4,080
Zurich Insurance Group A.G.	23,062	5,204

		135,216

United Kingdom - 19.5%
3i Group PLC	149,590	463

NORTHERN FUNDS QUARTERLY REPORT    47    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
United Kingdom - 19.5% continued
Aberdeen Asset Management PLC	135,949	$554
Admiral Group PLC	31,951	598
Aggreko PLC	41,123	1,338
AMEC PLC	51,761	817
Anglo American PLC	207,941	6,823
Antofagasta PLC	61,066	1,048
ARM Holdings PLC	217,979	1,736
Associated British Foods PLC	56,193	1,131
AstraZeneca PLC	199,962	8,938
Aviva PLC	449,216	1,923
Babcock International Group PLC	55,871	748
BAE Systems PLC	509,624	2,306
Balfour Beatty PLC	104,220	488
Barclays PLC	1,803,776	4,617
BG Group PLC	531,331	10,876
BHP Billiton PLC	329,255	9,403
BP PLC	2,967,276	19,882
British American Tobacco PLC	307,918	15,673
British Land Co. PLC	132,134	1,058
British Sky Broadcasting Group PLC	176,473	1,926
BT Group PLC	1,208,418	4,006
Bunzl PLC	51,003	836
Burberry Group PLC	68,016	1,419
Capita PLC	102,822	1,057
Capital Shopping Centres Group PLC	85,013	430
Carnival PLC	28,779	985
Centrica PLC	803,642	4,006
Cobham PLC	171,009	623
Compass Group PLC	295,009	3,094
Croda International PLC	21,556	765
Diageo PLC	392,012	10,085
Eurasian Natural Resources Corp. PLC	40,025	261
Evraz PLC	53,540	219
Fresnillo PLC	27,756	637
G4S PLC	221,507	969
GKN PLC	246,854	703
GlaxoSmithKline PLC	788,124	17,872
Hammerson PLC	110,614	771
HSBC Holdings PLC	2,813,957	24,813
ICAP PLC	87,252	462
IMI PLC	50,848	664
Imperial Tobacco Group PLC	156,225	6,011
Inmarsat PLC	71,133	547
Intercontinental Hotels Group PLC	45,362	1,096
International Consolidated Airlines Group S.A.*	144,792	364
Intertek Group PLC	25,119	1,056
Invensys PLC	126,685	442
Investec PLC	82,367	481
ITV PLC	577,128	697
J. Sainsbury PLC	191,500	907
Johnson Matthey PLC	33,843	1,173
Kazakhmys PLC	33,350	380
Kingfisher PLC	366,841	1,659
Land Securities Group PLC	123,046	1,427
Legal & General Group PLC	913,622	1,832
Lloyds Banking Group PLC*	6,418,990	3,157
London Stock Exchange Group PLC	23,214	366
Lonmin PLC	25,286	309
Man Group PLC	296,912	355
Marks & Spencer Group PLC	246,687	1,261
Meggitt PLC	122,171	741
National Grid PLC	559,251	5,920
Next PLC	26,716	1,340
Old Mutual PLC	753,311	1,793
Pearson PLC	128,813	2,558
Petrofac Ltd.	40,074	876
Prudential PLC	397,023	4,600
Randgold Resources Ltd.	13,551	1,219
Reckitt Benckiser Group PLC	103,359	5,452
Reed Elsevier PLC	187,544	1,505
Resolution Ltd.	216,910	666
Rexam PLC	137,661	911
Rio Tinto PLC	210,834	10,070
Rolls-Royce Holdings PLC*	290,847	3,924
Royal Bank of Scotland Group PLC*	324,151	1,099
RSA Insurance Group PLC	554,366	940
SABMiller PLC	148,545	5,967
Sage Group (The) PLC	208,830	907
Schroders PLC	17,619	371
Segro PLC	111,412	380
Serco Group PLC	77,026	648
Severn Trent PLC	37,433	970
Smith & Nephew PLC	138,353	1,385
Smiths Group PLC	61,703	982
SSE PLC	145,707	3,177
Standard Chartered PLC	371,352	8,096
Standard Life PLC	361,966	1,327
Subsea 7 S.A.	43,620	866

EQUITY INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
United Kingdom - 19.5% continued
Tate & Lyle PLC	73,412	$746
Tesco PLC	1,259,993	6,125
TUI Travel PLC	75,129	200
Tullow Oil PLC	140,720	3,249
Unilever PLC	199,957	6,721
United Utilities Group PLC	107,609	1,139
Vedanta Resources PLC	15,475	223
Vodafone Group PLC	7,792,388	21,895
Weir Group (The) PLC	32,683	788
Whitbread PLC	27,637	882
WM Morrison Supermarkets PLC	375,389	1,567

		302,768

Total Common Stocks(2) (Cost $1,474,816)(2)		1,501,607

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	8,318	410
Henkel A.G. & Co. KGaA	27,635	1,835
Porsche Automobil Holding S.E.	23,848	1,188
ProSiebenSat.1 Media A.G.	14,626	326
RWE A.G. (Non Voting)	5,931	220
Volkswagen A.G.	22,649	3,591

		7,570

Total Preferred Stocks(2) (Cost $5,591)(2)		7,570

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.*	58,188	—
Immoeast A.G.*	57,496	—

		—

France - 0.0%
Air Liquide*	4	—
Eurazeo*	21	—

		—

Spain - 0.0%
CaixaBank*	121,616	8
Repsol YPF S.A.*	123,200	87
Zardoya Otis S.A.*	22,189	12

		107

Total Rights(2) (Cost $ — )(2)		107

INVESTMENT COMPANIES - 1.3%
iShares MSCI EAFE Index Fund	383,100	19,140
Northern Institutional Funds - Diversified Assets Portfolio(3) (4)	696,501	697

Total Investment Companies (Cost $19,407)		19,837

Total Investments - 98.6% (Cost $1,499,814)		1,529,121

Other Assets less Liabilities - 1.4%		21,834

NET ASSETS - 100.0%		$1,550,955

(1)	Security has been deemed worthless.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,864,000 with net sales of approximately $2,167,000 during the three months ended June 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	265	$7,563	Long	9/12	$433
FTSE 100 Index (British Pound)	79	6,834	Long	9/12	156
Hang Seng Index (Hong Kong Dollar)	8	1,003	Long	7/12	25

NORTHERN FUNDS QUARTERLY REPORT    49    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Nikkei 225 (Japanese Yen)	52	$2,920	Long	9/12	$208
SPI 200 (Australian Dollar)	26	2,698	Long	9/12	(36)
Topix Index (Japanese Yen)	22	2,117	Long	9/12	135
Yen Denom Nikkei (Japanese Yen)	11	627	Long	9/12	50

Total					$971

At June 30, 2012, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG- TERM INVESTMENTS
Euro	26.7%
British Pound	22.8
Japanese Yen	21.6
Australian Dollar	8.6
Swiss Franc	8.4
All other currencies less than 5%	11.9

Total	100.0%

At June 30, 2012, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	11.8
Energy	8.3
Financials	23.6
Health Care	9.9
Industrials	12.3
Information Technology	4.5
Materials	9.5
Telecommunication Services	5.5
Utilities	4.2

Total	100.0%

At June 30, 2012, the International Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	838	United States Dollar	1,300	9/19/12	$(12)
British Pound	321	United States Dollar	500	9/19/12	(2)
British Pound	95	United States Dollar	147	9/19/12	(1)
British Pound	172	United States Dollar	269	9/19/12	— *
Euro	1,739	United States Dollar	2,192	9/19/12	(11)
Euro	397	United States Dollar	500	9/19/12	(3)
Euro	227	United States Dollar	287	9/19/12	— *
Hong Kong Dollar	225	United States Dollar	29	9/19/12	— *
Japanese Yen	16,067	United States Dollar	200	9/19/12	(1)
Japanese Yen	12,484	United States Dollar	157	9/19/12	1
Japanese Yen	9,526	United States Dollar	120	9/19/12	1
Japanese Yen	23,204	United States Dollar	293	9/19/12	2
Swedish Krona	1,593	United States Dollar	226	9/19/12	(4)
Swiss Franc	1,195	United States Dollar	1,257	9/19/12	(5)
Swiss Franc	475	United States Dollar	500	9/19/12	(1)
Swiss Franc	136	United States Dollar	143	9/19/12	(1)
United States Dollar	100	Australian Dollar	100	9/19/12	2
United States Dollar	583	Australian Dollar	589	9/19/12	15
United States Dollar	232	British Pound	148	9/19/12	(1)
United States Dollar	300	British Pound	192	9/19/12	— *
United States Dollar	122	British Pound	78	9/19/12	1
United States Dollar	768	British Pound	494	9/19/12	5
United States Dollar	600	Euro	474	9/19/12	— *
United States Dollar	161	Euro	129	9/19/12	2
United States Dollar	300	Euro	240	9/19/12	4
United States Dollar	400	Euro	321	9/19/12	7
United States Dollar	4,000	Euro	3,172	9/19/12	17
United States Dollar	312	Japanese Yen	24,620	9/19/12	(4)
United States Dollar	200	Japanese Yen	15,723	9/19/12	(3)
United States Dollar	317	Japanese Yen	25,112	9/19/12	(2)
United States Dollar	300	Japanese Yen	23,813	9/19/12	(2)

EQUITY INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	184	Japanese Yen	14,581	9/19/12	$(1)
United States Dollar	136	Japanese Yen	10,817	9/19/12	(1)
United States Dollar	15	Singapore Dollar	19	9/19/12	— *
United States Dollar	137	Singapore Dollar	175	9/19/12	1
United States Dollar	100	Swiss Franc	96	9/19/12	1
United States Dollar	139	Swiss Franc	134	9/19/12	2

Total					$6

*	Amount rounds to less than one thousand.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,583,102

Gross tax appreciation of investments	$210,907
Gross tax depreciation of investments	(264,888)

Net tax depreciation of investments	$(53,981)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates, maturities, ratings and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using an adjusted price deemed to reflect fair value as a result of there being a lack of market activity and data observed for the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$154,102	$64	$154,166
Consumer Staples	—	178,153	—	178,153
Energy	—	126,133	—	126,133
Financials	—	341,560	—	341,560
Health Care	—	152,035	—	152,035
Industrials	200	188,015	—	188,215
Information Technology	—	68,014	—	68,014
Materials	—	145,058	—	145,058
Telecommunication
Services	—	84,614	—	84,614
Utilities	—	63,659	—	63,659
Preferred Stocks
Consumer Discretionary	—	5,515	—	5,515
Consumer Staples	—	1,835	—	1,835
Utilities	—	220	—	220
Rights
Energy	—	87	—	87
Financials	—	—	8	8
Industrials	—	12	—	12
Investment Companies	19,837	—	—	19,837

Total Investments	$20,037	$1,509,012	$72	$1,529,121

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,007	$—	$—	$1,007
Foreign Currency
Exchange Contracts	—	61	—	61
Liabilities
Futures Contracts	(36)	—	—	(36)
Foreign Currency
Exchange Contracts	—	(55)	—	(55)

Total Other Financial Instruments	$971	$6	$—	$977

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    51    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURC- HASES (000S)	SALES (000S)	TRAN- SFERS INTO LEVEL 3 (000S)	TRAN- SFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/12 (000S)
Common Stocks
Consumer Discretionary	$—	$—	$—	$1	$—	$63	$—	$—	$—	$64
Rights
Financials	—	—	—	8	—	—	—	—	—	8

Total	$—	$—	$—	$9	$—	$63	$—	$—	$—	$72

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012 was $(9).

EQUITY INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Advertising - 0.1%
Lamar Advertising Co., Class A*	33,065	$946
Aerospace/Defense - 1.1%
Alliant Techsystems, Inc.	18,617	942
BE Aerospace, Inc.*	58,636	2,560
Esterline Technologies Corp.*	17,290	1,078
Exelis, Inc.	105,712	1,042
Triumph Group, Inc.	28,059	1,579

		7,201

Agriculture - 0.1%
Universal Corp.	13,204	612

Airlines - 0.3%
Alaska Air Group, Inc.*	39,967	1,435
JetBlue Airways Corp.*	128,798	682

		2,117

Apparel - 1.1%
Carter’s, Inc.*	28,908	1,521
Deckers Outdoor Corp.*	21,522	947
Hanesbrands, Inc.*	55,028	1,526
Under Armour, Inc., Class A*	20,884	1,973
Warnaco Group (The), Inc.*	23,145	985

		6,952

Auto Manufacturers - 0.2%
Oshkosh Corp.*	51,620	1,081

Banks - 3.8%
Associated Banc-Corp	98,104	1,294
BancorpSouth, Inc.	46,428	674
Bank of Hawaii Corp.	25,461	1,170
Cathay General Bancorp	44,336	732
City National Corp.	26,416	1,283
Commerce Bancshares, Inc.	44,159	1,674
Cullen/Frost Bankers, Inc.	34,591	1,989
East West Bancorp, Inc.	81,379	1,909
FirstMerit Corp.	61,586	1,017
Fulton Financial Corp.	112,977	1,129
Hancock Holding Co.	47,810	1,455
International Bancshares Corp.	29,953	585
Prosperity Bancshares, Inc.	26,640	1,120
Signature Bank*	26,059	1,589
SVB Financial Group*	24,889	1,461
Synovus Financial Corp.	446,837	885
TCF Financial Corp.	91,243	1,047
Trustmark Corp.	36,203	886
Valley National Bancorp	111,094	1,178
Webster Financial Corp.	41,439	898
Westamerica Bancorporation	15,839	747

		24,722

Beverages - 0.2%
Green Mountain Coffee Roasters, Inc.*	73,384	1,598

Biotechnology - 2.4%
Bio-Rad Laboratories, Inc., Class A*	11,135	1,114
Charles River Laboratories
International, Inc.*	27,577	903
Regeneron Pharmaceuticals, Inc.*	43,922	5,017
United Therapeutics Corp.*	30,237	1,493
Vertex Pharmaceuticals, Inc.*	118,929	6,650

		15,177

Building Materials - 1.0%
Fortune Brands Home & Security, Inc.*	89,927	2,003
Lennox International, Inc.	28,681	1,337
Louisiana-Pacific Corp.*	77,337	842
Martin Marietta Materials, Inc.	25,733	2,028

		6,210

Chemicals - 2.8%
Albemarle Corp.	50,176	2,992
Ashland, Inc.	44,175	3,062
Cabot Corp.	35,566	1,448
Cytec Industries, Inc.	25,848	1,516
Intrepid Potash, Inc.*	29,683	676
Minerals Technologies, Inc.	9,993	637
NewMarket Corp.	5,975	1,294
Olin Corp.	45,152	943
RPM International, Inc.	74,069	2,015
Sensient Technologies Corp.	27,941	1,026
Valspar Corp.	51,379	2,697

		18,306

Coal - 0.1%
Arch Coal, Inc.	120,292	829

Commercial Services - 5.3%
Aaron’s, Inc.	42,877	1,214
Alliance Data Systems Corp.*	28,360	3,829
Brink’s (The) Co.	26,527	615
Convergys Corp.	65,321	965
CoreLogic, Inc.*	60,079	1,100
Corporate Executive Board (The) Co.	18,772	767

NORTHERN FUNDS QUARTERLY REPORT    53    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Commercial Services - 5.3% continued
Corrections Corp. of America	56,158	$1,654
Deluxe Corp.	28,691	716
FTI Consulting, Inc.*	23,443	674
Gartner, Inc.*	52,661	2,267
Global Payments, Inc.	44,199	1,911
HMS Holdings Corp.*	48,507	1,616
ITT Educational Services, Inc.*	10,213	620
Korn/Ferry International*	26,351	378
Lender Processing Services, Inc.	47,616	1,204
Manpower, Inc.	45,190	1,656
Matthews International Corp., Class A	16,023	521
Monster Worldwide, Inc.*	67,579	574
Rent-A-Center, Inc.	33,447	1,128
Rollins, Inc.	36,421	815
SEI Investments Co.	80,866	1,608
Service Corp. International	122,267	1,512
Sotheby’s	38,072	1,270
Strayer Education, Inc.	6,684	729
Towers Watson & Co., Class A	28,793	1,725
TravelCenters of America LLC - (Fractional Shares)*	80,000	—
United Rentals, Inc.*	47,533	1,618
Valassis Communications, Inc.*	24,197	526
Wright Express Corp.*	21,821	1,347

		34,559

Computers - 2.3%
Cadence Design Systems, Inc.*	154,533	1,698
Diebold, Inc.	35,259	1,301
DST Systems, Inc.	19,217	1,044
Jack Henry & Associates, Inc.	49,353	1,704
Mentor Graphics Corp.*	52,445	787
MICROS Systems, Inc.*	45,374	2,323
NCR Corp.*	89,294	2,030
Riverbed Technology, Inc.*	88,864	1,435
Synopsys, Inc.*	82,884	2,439

		14,761

Distribution/Wholesale - 1.3%
Arrow Electronics, Inc.*	63,121	2,071
Ingram Micro, Inc., Class A*	85,661	1,497
LKQ Corp.*	83,093	2,775
Owens & Minor, Inc.	35,837	1,098
Watsco, Inc.	16,668	1,230

		8,671

Diversified Financial Services - 1.9%
Affiliated Managers Group, Inc.*	28,902	3,163
CBOE Holdings, Inc.	49,156	1,361
Eaton Vance Corp.	65,231	1,758
Greenhill & Co., Inc.	16,306	581
Janus Capital Group, Inc.	106,212	830
Jefferies Group, Inc.	84,809	1,102
Raymond James Financial, Inc.	62,907	2,154
Waddell & Reed Financial, Inc., Class A	48,801	1,478

		12,427

Electric - 3.5%
Alliant Energy Corp.	62,321	2,840
Black Hills Corp.	24,757	796
Cleco Corp.	34,318	1,436
Great Plains Energy, Inc.	86,164	1,845
Hawaiian Electric Industries, Inc.	54,245	1,547
IDACORP, Inc.	28,154	1,185
MDU Resources Group, Inc.	106,546	2,303
National Fuel Gas Co.	46,856	2,201
NV Energy, Inc.	133,119	2,340
OGE Energy Corp.	55,340	2,866
PNM Resources, Inc.	44,902	877
Westar Energy, Inc.	71,118	2,130

		22,366

Electrical Components & Equipment - 1.8%
Acuity Brands, Inc.	23,749	1,209
AMETEK, Inc.	90,566	4,520
Energizer Holdings, Inc.*	36,806	2,770
General Cable Corp.*	28,061	728
Hubbell, Inc., Class B	33,352	2,599

		11,826

Electronics - 2.4%
Avnet, Inc.*	81,829	2,525
Gentex Corp.	81,281	1,696
Itron, Inc.*	22,464	926
Mettler-Toledo International, Inc.*	17,668	2,754
National Instruments Corp.	52,408	1,408
Tech Data Corp.*	22,451	1,081
Trimble Navigation Ltd.*	70,518	3,245
Vishay Intertechnology, Inc.*	80,645	761
Woodward, Inc.	33,881	1,336

		15,732

Engineering & Construction - 0.9%
AECOM Technology Corp.*	63,589	1,046

EQUITY INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Engineering & Construction - 0.9% continued
Granite Construction, Inc.	19,442	$508
KBR, Inc.	83,508	2,064
Shaw Group (The), Inc.*	37,330	1,019
URS Corp.	42,664	1,488

		6,125

Entertainment - 0.6%
Bally Technologies, Inc.*	24,206	1,129
Cinemark Holdings, Inc.	57,322	1,310
DreamWorks Animation SKG, Inc., Class A*	40,273	768
International Speedway Corp., Class A	15,733	412
Scientific Games Corp., Class A*	32,972	282

		3,901

Environmental Control - 0.7%
Clean Harbors, Inc.*	26,717	1,507
Mine Safety Appliances Co.	17,375	699
Waste Connections, Inc.	69,517	2,080

		4,286

Food - 2.0%
Flowers Foods, Inc.	63,671	1,479
Harris Teeter Supermarkets, Inc.	27,789	1,139
Hillshire Brands, Co.	66,827	1,937
Ingredion, Inc.	42,986	2,129
Lancaster Colony Corp.	11,210	798
Post Holdings, Inc.*	15,611	480
Ralcorp Holdings, Inc.*	31,147	2,079
Smithfield Foods, Inc.*	90,755	1,963
SUPERVALU, Inc.	119,721	620
Tootsie Roll Industries, Inc.	14,420	344

		12,968

Forest Products & Paper - 0.2%
Domtar Corp.	20,345	1,561

Gas - 1.3%
Atmos Energy Corp.	50,357	1,766
Questar Corp.	100,434	2,095
UGI Corp.	63,237	1,861
Vectren Corp.	46,227	1,365
WGL Holdings, Inc.	29,054	1,155

		8,242

Hand/Machine Tools - 0.8%
Kennametal, Inc.	44,993	1,491
Lincoln Electric Holdings, Inc.	47,268	2,070
Regal-Beloit Corp.	23,477	1,462

		5,023

Healthcare - Products - 3.6%
Cooper (The) Cos., Inc.	26,648	2,125
Gen-Probe, Inc.*	25,699	2,113
Henry Schein, Inc.*	50,662	3,977
Hill-Rom Holdings, Inc.	34,930	1,078
Hologic, Inc.*	148,804	2,684
IDEXX Laboratories, Inc.*	31,066	2,986
Masimo Corp.*	32,092	718
ResMed, Inc.*	80,371	2,508
STERIS Corp.	32,517	1,020
Techne Corp.	20,797	1,543
Teleflex, Inc.	22,990	1,400
Thoratec Corp.*	32,963	1,107

		23,259

Healthcare - Services - 2.4%
AMERIGROUP Corp.*	27,404	1,806
Community Health Systems, Inc.*	51,187	1,435
Covance, Inc.*	31,285	1,497
Health Management Associates, Inc., Class A*	143,517	1,127
Health Net, Inc.*	46,732	1,134
LifePoint Hospitals, Inc.*	27,274	1,118
Lincare Holdings, Inc.	48,479	1,649
MEDNAX, Inc.*	27,703	1,899
Universal Health Services, Inc., Class B	54,569	2,355
WellCare Health Plans, Inc.*	24,175	1,281

		15,301

Home Builders - 1.0%
KB Home	40,990	402
MDC Holdings, Inc.	21,446	701
NVR, Inc.*	2,853	2,425
Thor Industries, Inc.	23,859	654
Toll Brothers, Inc.*	82,691	2,458

		6,640

Home Furnishings - 0.1%
Tempur-Pedic International, Inc.*	35,463	829

Household Products/Wares - 1.1%
Church & Dwight Co., Inc.	78,122	4,334
Scotts Miracle-Gro (The) Co., Class A	24,365	1,002

NORTHERN FUNDS QUARTERLY REPORT    55    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Household Products/Wares - 1.1% continued
Tupperware Brands Corp.	31,381	$1,718

		7,054

Insurance - 4.5%
Alleghany Corp.*	8,192	2,783
American Financial Group, Inc.	42,459	1,666
Arthur J. Gallagher & Co.	66,568	2,335
Aspen Insurance Holdings Ltd.	40,421	1,168
Brown & Brown, Inc.	65,509	1,786
Everest Re Group Ltd.	29,675	3,071
Fidelity National Financial, Inc., Class A	125,808	2,423
First American Financial Corp.	59,475	1,009
Hanover Insurance Group (The), Inc.	25,374	993
HCC Insurance Holdings, Inc.	56,819	1,784
Kemper Corp.	27,750	853
Mercury General Corp.	20,431	851
Old Republic International Corp.	146,288	1,213
Protective Life Corp.	45,513	1,338
Reinsurance Group of America, Inc.	41,389	2,202
StanCorp Financial Group, Inc.	25,015	930
W.R. Berkley Corp.	63,016	2,453

		28,858

Internet - 1.9%
AOL, Inc.*	52,659	1,479
Equinix, Inc.*	27,076	4,756
Rackspace Hosting, Inc.*	60,139	2,642
TIBCO Software, Inc.*	92,947	2,781
ValueClick, Inc.*	45,309	743
		12,401
Investment Companies - 0.1%
Apollo Investment Corp.	114,139	877
Iron/Steel - 0.9%
Carpenter Technology Corp.	24,798	1,186
Commercial Metals Co.	65,202	824
Reliance Steel & Aluminum Co.	42,327	2,138
Steel Dynamics, Inc.	123,516	1,451

		5,599

Leisure Time - 0.7%
Life Time Fitness, Inc.*	23,974	1,115
Polaris Industries, Inc.	38,619	2,761
WMS Industries, Inc.*	31,200	622

		4,498

Machinery - Construction & Mining - 0.2%
Terex Corp.*	61,931	1,104

Machinery - Diversified - 1.9%
AGCO Corp.*	54,821	2,507
Gardner Denver, Inc.	28,207	1,492
Graco, Inc.	34,092	1,571
IDEX Corp.	47,274	1,843
Nordson Corp.	31,824	1,632
Wabtec Corp.	27,094	2,114
Zebra Technologies Corp., Class A*	29,318	1,007

		12,166

Media - 1.0%
AMC Networks, Inc., Class A*	32,425	1,153
FactSet Research Systems, Inc.	25,287	2,350
John Wiley & Sons, Inc., Class A	26,210	1,284
Meredith Corp.	20,970	670
New York Times (The) Co., Class A*	68,268	532
Scholastic Corp.	14,337	404

		6,393

Metal Fabrication/Hardware - 0.7%
Timken (The) Co.	47,418	2,171
Valmont Industries, Inc.	12,702	1,536
Worthington Industries, Inc.	29,731	609

		4,316

Mining - 0.6%
Compass Minerals International, Inc.	18,626	1,421
Royal Gold, Inc.	33,583	2,633

		4,054

Miscellaneous Manufacturing - 2.5%
Aptargroup, Inc.	37,336	1,906
Carlisle Cos., Inc.	34,852	1,848
CLARCOR, Inc.	28,362	1,366
Crane Co.	27,837	1,013
Donaldson Co., Inc.	83,616	2,790
Harsco Corp.	45,410	925
ITT Corp.	51,988	915
Pentair, Inc.	55,641	2,130
SPX Corp.	28,535	1,864
Trinity Industries, Inc.	45,230	1,130

		15,887

Office Furnishings - 0.2%
Herman Miller, Inc.	32,696	605

EQUITY INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Office Furnishings - 0.2% continued
HNI Corp.	25,939	$668

		1,273

Oil & Gas - 2.8%
Atwood Oceanics, Inc.*	31,992	1,211
Bill Barrett Corp.*	27,436	588
Cimarex Energy Co.	48,346	2,665
Energen Corp.	40,669	1,835
Forest Oil Corp.*	66,291	486
HollyFrontier Corp.	116,415	4,125
Northern Oil and Gas, Inc.*	35,801	571
Patterson-UTI Energy, Inc.	88,292	1,285
Plains Exploration & Production Co.*	72,321	2,544
Quicksilver Resources, Inc.*	67,622	366
SM Energy Co.	36,165	1,776
Unit Corp.*	23,398	863

		18,315

Oil & Gas Services - 1.8%
CARBO Ceramics, Inc.	11,199	859
Dresser-Rand Group, Inc.*	42,629	1,899
Dril-Quip, Inc.*	19,523	1,281
Helix Energy Solutions Group, Inc.*	59,571	978
Oceaneering International, Inc.	60,959	2,917
Oil States International, Inc.*	28,964	1,917
Superior Energy Services, Inc.*	88,893	1,798

		11,649

Packaging & Containers - 1.1%
Greif, Inc., Class A	17,316	710
Packaging Corp. of America	55,115	1,557
Rock-Tenn Co., Class A	39,822	2,172
Silgan Holdings, Inc.	27,994	1,195
Sonoco Products Co.	56,714	1,710

		7,344

Pharmaceuticals - 1.4%
Catalyst Health Solutions, Inc.*	28,515	2,664
Endo Pharmaceuticals Holdings, Inc.*	65,835	2,040
Medicis Pharmaceutical Corp., Class A	33,676	1,150
Omnicare, Inc.	63,605	1,986
VCA Antech, Inc.*	49,262	1,083

		8,923

Real Estate - 0.3%
Jones Lang LaSalle, Inc.	24,603	1,731

Real Estate Investment Trusts - 9.5%
Alexandria Real Estate Equities, Inc.	34,994	2,545
American Campus Communities, Inc.	42,075	1,893
BioMed Realty Trust, Inc.	87,017	1,625
BRE Properties, Inc.	43,160	2,159
Camden Property Trust	45,172	3,057
Corporate Office Properties Trust	40,583	954
Duke Realty Corp.	149,938	2,195
Equity One, Inc.	33,662	714
Essex Property Trust, Inc.	19,807	3,049
Federal Realty Investment Trust	35,943	3,741
Highwoods Properties, Inc.	41,515	1,397
Home Properties, Inc.	27,284	1,674
Hospitality Properties Trust	69,690	1,726
Liberty Property Trust	66,192	2,439
Macerich (The) Co.	74,747	4,414
Mack-Cali Realty Corp.	49,489	1,439
National Retail Properties, Inc.	60,243	1,704
Omega Healthcare Investors, Inc.	59,530	1,339
Potlatch Corp.	22,666	724
Rayonier, Inc.	68,604	3,080
Rayonier, Inc. - (Fractional Shares)*	50,000	—
Realty Income Corp.	75,282	3,145
Regency Centers Corp.	50,734	2,413
Senior Housing Properties Trust	91,749	2,048
SL Green Realty Corp.	50,467	4,049
Taubman Centers, Inc.	33,072	2,552
UDR, Inc.	140,915	3,641
Weingarten Realty Investors	68,165	1,795

		61,511

Retail - 7.0%
Advance Auto Parts, Inc.	41,402	2,824
Aeropostale, Inc.*	45,551	812
American Eagle Outfitters, Inc.	110,373	2,178
ANN, Inc.*	27,264	695
Ascena Retail Group, Inc.*	76,072	1,417
Barnes & Noble, Inc.*	22,599	372
Bob Evans Farms, Inc.	16,434	661
Brinker International, Inc.	42,457	1,353
Cheesecake Factory (The), Inc.*	30,322	969
Chico’s FAS, Inc.	94,593	1,404
Collective Brands, Inc.*	34,869	747
Copart, Inc.*	58,582	1,388
Dick’s Sporting Goods, Inc.	53,232	2,555
Foot Locker, Inc.	85,322	2,609

NORTHERN FUNDS QUARTERLY REPORT    57    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Retail - 7.0% continued
Guess?, Inc.	36,490	$1,108
HSN, Inc.	22,208	896
MSC Industrial Direct Co., Inc., Class A	25,998	1,704
Office Depot, Inc.*	158,828	343
Panera Bread Co., Class A*	16,768	2,338
PetSmart, Inc.	61,035	4,161
PVH Corp.	39,661	3,085
RadioShack Corp.	55,041	211
Regis Corp.	31,991	575
Saks, Inc.*	89,771	956
Signet Jewelers Ltd.	47,945	2,110
Tractor Supply Co.	40,580	3,371
Wendy’s (The) Co.	167,143	789
Williams-Sonoma, Inc.	56,100	1,962
World Fuel Services Corp.	40,544	1,542

		45,135

Savings & Loans - 0.9%
Astoria Financial Corp.	47,717	468
First Niagara Financial Group, Inc.	198,453	1,518
New York Community Bancorp, Inc.	247,430	3,100
Washington Federal, Inc.	60,597	1,024

		6,110

Semiconductors - 2.2%
Atmel Corp.*	250,024	1,675
Cree, Inc.*	65,190	1,673
Cypress Semiconductor Corp.*	85,844	1,135
Fairchild Semiconductor International, Inc.*	72,130	1,017
Integrated Device Technology, Inc.*	80,128	450
International Rectifier Corp.*	38,915	778
Intersil Corp., Class A	71,332	760
MEMC Electronic Materials, Inc.*	131,667	286
QLogic Corp.*	54,525	746
Rovi Corp.*	62,536	1,227
Semtech Corp.*	36,702	892
Silicon Laboratories, Inc.*	24,239	919
Skyworks Solutions, Inc.*	106,819	2,924

		14,482

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.*	27,934	1,124

Software - 3.6%
ACI Worldwide, Inc.*	22,478	994
Acxiom Corp.*	42,884	648
Advent Software, Inc.*	17,839	484
Allscripts Healthcare Solutions, Inc.*	107,459	1,174
ANSYS, Inc.*	52,340	3,303
Broadridge Financial Solutions, Inc.	70,657	1,503
Compuware Corp.*	123,239	1,145
Concur Technologies, Inc.*	26,441	1,801
Fair Isaac Corp.	19,351	818
Informatica Corp.*	60,982	2,583
Mantech International Corp., Class A	13,381	314
MSCI, Inc.*	68,512	2,331
Parametric Technology Corp.*	66,868	1,401
Quest Software, Inc.*	32,002	891
Solera Holdings, Inc.	39,145	1,636
VeriFone Systems, Inc.*	60,613	2,006

		23,032

Telecommunications - 1.5%
ADTRAN, Inc.	35,995	1,087
Ciena Corp.*	55,633	911
NeuStar, Inc., Class A*	37,550	1,254
Plantronics, Inc.	23,735	793
Polycom, Inc.*	100,108	1,053
RF Micro Devices, Inc.*	155,736	662
Telephone & Data Systems, Inc.	54,429	1,159
Tellabs, Inc.	205,884	685
tw telecom, Inc.*	84,607	2,171

		9,775

Textiles - 0.4%
Mohawk Industries, Inc.*	32,209	2,249

Transportation - 2.4%
Alexander & Baldwin, Inc.*	23,620	1,258
Con-way, Inc.	31,457	1,136
J.B. Hunt Transport Services, Inc.	50,852	3,031
Kansas City Southern	62,022	4,314
Kirby Corp.*	31,508	1,483
Landstar System, Inc.	26,363	1,364
Tidewater, Inc.	28,927	1,341
UTi Worldwide, Inc.	57,978	847
Werner Enterprises, Inc.	25,041	598

		15,372

Trucking & Leasing - 0.2%
GATX Corp.	26,328	1,014

EQUITY INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Water - 0.3%
Aqua America, Inc.	78,354	$1,956

Total Common Stocks (Cost $557,014)		628,430

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	10,832,855	10,833

Total Investment Companies (Cost $10,833)		10,833

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.14%, 11/1/12(3)	$2,115	$2,114

Total Short-Term Investments (Cost $2,114)		2,114

Total Investments - 99.2% (Cost $569,961)		641,377

Other Assets less Liabilities - 0.8%		4,969

NET ASSETS - 100.0%		$646,346

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,976,000 with net sales of approximately $11,143,000 during the three months ended June 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	190	$17,851	Long	9/12	$600

At June 30, 2012, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	13.4%
Consumer Staples	3.6
Energy	5.4
Financials	22.3
Health Care	11.0
Industrials	16.2
Information Technology	15.5
Materials	6.9
Telecommunication Services	0.5
Utilities	5.2

Total	100.0%

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$585,653
Gross tax appreciation of investments	$100,585
Gross tax depreciation of investments	(44,861)

Net tax appreciation of investments	$55,724

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$628,430	(1)	$—	$—	$628,430
Investment Companies	10,833		—	—	10,833
Short-Term Investments	—		2,114	—	2,114

Total Investments	$639,263		$2,114	$—	$641,377

NORTHERN FUNDS QUARTERLY REPORT    59    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$600	$—	$—	$600

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Advertising - 0.1%
Harte-Hanks, Inc.	18,747	$171
Marchex, Inc., Class B	10,420	38
MDC Partners, Inc., Class A	10,824	123
Millennial Media, Inc.*	4,853	64

		396

Aerospace/Defense - 1.2%
AAR Corp.	17,153	231
Aerovironment, Inc.*	7,361	194
API Technologies Corp.*	13,727	50
Astronics Corp.*	4,456	126
CPI Aerostructures, Inc.*	2,394	26
Cubic Corp.	6,763	325
Curtiss-Wright Corp.	19,962	620
Esterline Technologies Corp.*	13,037	813
GenCorp, Inc.*	25,338	165
HEICO Corp.	22,398	885
Kaman Corp.	11,231	347
Kratos Defense & Security Solutions, Inc.*	17,060	100
LMI Aerospace, Inc.*	3,793	66
MA-COM Technology Solutions Holdings, Inc.*	2,574	48
Moog, Inc., Class A*	19,251	796
National Presto Industries, Inc.	2,087	146
Orbital Sciences Corp.*	25,072	324
SIFCO Industries, Inc.	1,057	24
Teledyne Technologies, Inc.*	15,628	963

		6,249

Agriculture - 0.4%
Alico, Inc.	1,544	47
Alliance One International, Inc.*	35,826	124
Andersons (The), Inc.	7,939	339
Cadiz, Inc.*	5,502	40
Griffin Land & Nurseries, Inc.	1,233	34
Limoneira Co.	3,511	57
Star Scientific, Inc.*	61,947	282
Tejon Ranch Co.*	5,603	160
Universal Corp.	9,897	459
Vector Group Ltd.	22,491	383

		1,925

Airlines - 0.7%
Alaska Air Group, Inc.*	30,210	1,084
Allegiant Travel Co.*	6,344	442
Hawaiian Holdings, Inc.*	22,289	145
JetBlue Airways Corp.*	99,300	526
Republic Airways Holdings, Inc.*	20,829	116
SkyWest, Inc.	21,397	140
Spirit Airlines, Inc.*	17,682	344
US Airways Group, Inc.*	69,017	920

		3,717

Apparel - 1.2%
Cherokee, Inc.	3,425	48
Columbia Sportswear Co.	5,199	279
Crocs, Inc.*	38,230	617
Delta Apparel, Inc.*	3,100	42
Ennis, Inc.	11,228	173
G-III Apparel Group Ltd.*	6,860	162
Iconix Brand Group, Inc.*	30,424	531
Jones Group (The), Inc.	34,904	334
K-Swiss, Inc., Class A*	12,244	38
Maidenform Brands, Inc.*	10,057	200
Oxford Industries, Inc.	5,944	266
Perry Ellis International, Inc.*	4,869	101
Quiksilver, Inc.*	57,169	133
R.G. Barry Corp.	3,764	51
Skechers U.S.A., Inc., Class A*	16,085	328
Steven Madden Ltd.*	16,687	530
True Religion Apparel, Inc.	10,999	319
Unifi, Inc.*	5,968	68
Warnaco Group (The), Inc.*	17,440	743
Weyco Group, Inc.	2,699	62
Wolverine World Wide, Inc.	20,686	802

		5,827

Auto Manufacturers - 0.0%
Wabash National Corp.*	29,180	193

Auto Parts & Equipment - 0.9%
Accuride Corp.*	20,132	121
American Axle & Manufacturing Holdings, Inc.*	28,372	298
Amerigon, Inc.*	12,787	147
Commercial Vehicle Group, Inc.*	10,197	88
Cooper Tire & Rubber Co.	26,507	465
Dana Holding Corp.	62,850	805
Dorman Products, Inc.*	10,430	262
Douglas Dynamics, Inc.	9,395	134
Exide Technologies*	31,704	106
Federal-Mogul Corp.*	7,925	87

NORTHERN FUNDS QUARTERLY REPORT    61    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Auto Parts & Equipment - 0.9% continued
Fuel Systems Solutions, Inc.*	6,025	$100
Meritor, Inc.*	41,023	214
Miller Industries, Inc.	4,379	70
Modine Manufacturing Co.*	19,910	138
Spartan Motors, Inc.	13,620	71
Standard Motor Products, Inc.	8,456	119
Superior Industries International, Inc.	9,816	161
Tenneco, Inc.*	25,828	693
Titan International, Inc.	17,971	441
Tower International, Inc.*	2,387	25

		4,545

Banks - 6.4%
1st Source Corp.	6,073	137
1st United Bancorp, Inc.*	12,700	79
Access National Corp.	3,125	41
Alliance Financial Corp.	2,001	69
American National Bankshares, Inc.	3,320	78
Ameris Bancorp*	10,367	131
Ames National Corp.	3,359	77
Arrow Financial Corp.	4,292	104
Bancfirst Corp.	2,774	116
Bancorp (The), Inc.*	11,846	112
BancorpSouth, Inc.	40,161	583
Bank of Kentucky Financial Corp.	2,489	66
Bank of Marin Bancorp	2,226	82
Bank of the Ozarks, Inc.	12,411	373
Banner Corp.	7,779	170
Bar Harbor Bankshares	1,644	59
BBCN Bancorp, Inc.*	33,167	361
Berkshire Bancorp, Inc.*	1,804	16
Boston Private Financial Holdings, Inc.	33,245	297
Bridge Bancorp, Inc.	3,639	86
Bridge Capital Holdings*	3,935	64
Bryn Mawr Bank Corp.	5,008	106
C&F Financial Corp.	1,357	55
Camden National Corp.	3,265	120
Capital Bank Corp.*	5,006	11
Capital City Bank Group, Inc.	4,963	37
Cardinal Financial Corp.	12,421	153
Cascade Bancorp*	2,135	13
Cass Information Systems, Inc.	4,044	163
Cathay General Bancorp	33,490	553
Center Bancorp, Inc.	5,057	57
Centerstate Banks, Inc.	12,187	87
Central Pacific Financial Corp.*	9,193	130
Century Bancorp, Inc., Class A	1,493	44
Chemical Financial Corp.	11,695	251
Citizens & Northern Corp.	4,958	94
Citizens Republic Bancorp, Inc.*	17,010	291
City Holding Co.	6,100	206
CNB Financial Corp.	5,277	86
CoBiz Financial, Inc.	15,584	98
Columbia Banking System, Inc.	16,877	318
Community Bank System, Inc.	16,779	455
Community Trust Bancorp, Inc.	5,875	197
Crescent Financial Bancshares, Inc.*	1,669	8
CVB Financial Corp.	37,733	440
Eagle Bancorp, Inc.*	7,194	113
Encore Bancshares, Inc.*	4,080	84
Enterprise Bancorp, Inc.	2,616	43
Enterprise Financial Services Corp.	7,675	84
Farmers National Banc Corp.	7,962	50
Fidelity Southern Corp.	3,988	34
Financial Institutions, Inc.	5,734	97
First BanCorp*	29,900	118
First Bancorp	6,273	56
First Bancorp, Inc.	3,943	67
First Busey Corp.	30,678	148
First California Financial Group, Inc.*	9,537	66
First Commonwealth Financial Corp.	45,032	303
First Community Bancshares, Inc.	6,915	100
First Connecticut Bancorp, Inc.	7,485	101
First Financial Bancorp	24,881	398
First Financial Bankshares, Inc.	13,419	464
First Financial Corp.	4,701	136
First Interstate Bancsystem, Inc.	6,550	93
First Merchants Corp.	12,166	152
First Midwest Bancorp, Inc.	31,872	350
First of Long Island (The) Corp.	3,446	100
FirstMerit Corp.	46,672	771
FNB Corp.	59,389	646
FNB United Corp.*	4,256	55
Franklin Financial Corp.*	5,948	98
German American Bancorp, Inc.	5,493	113
Glacier Bancorp, Inc.	30,583	474
Great Southern Bancorp, Inc.	4,124	114
Green Bankshares, Inc.*	5,747	10
Guaranty Bancorp*	32,318	68

EQUITY INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Banks - 6.4% continued
Hancock Holding Co.	32,450	$988
Hanmi Financial Corp.*	13,180	138
Heartland Financial USA, Inc.	6,100	146
Heritage Commerce Corp.*	8,124	53
Heritage Financial Corp.	6,571	96
Heritage Oaks Bancorp*	8,523	47
Home BancShares, Inc.	9,351	286
Horizon Bancorp	1,590	42
Hudson Valley Holding Corp.	6,698	121
IBERIABANK Corp.	12,564	634
Independent Bank Corp.	9,188	268
International Bancshares Corp.	22,649	442
Lakeland Bancorp, Inc.	11,447	120
Lakeland Financial Corp.	6,928	186
MainSource Financial Group, Inc.	8,648	102
MB Financial, Inc.	23,266	501
Mercantile Bank Corp.*	3,635	67
Merchants Bancshares, Inc.	2,153	59
Metro Bancorp, Inc.*	5,997	72
MetroCorp Bancshares, Inc.*	6,715	72
Middleburg Financial Corp.	2,263	38
MidSouth Bancorp, Inc.	3,541	50
MidWestOne Financial Group, Inc.	2,878	62
National Bankshares, Inc.	2,943	89
National Penn Bancshares, Inc.	52,485	502
NBT Bancorp, Inc.	14,313	309
Northrim BanCorp, Inc.	2,739	59
Old National Bancorp	40,291	484
OmniAmerican Bancorp, Inc.*	4,837	104
Oriental Financial Group, Inc.	17,606	195
Pacific Capital Bancorp*	1,831	84
Pacific Continental Corp.	7,217	64
Pacific Mercantile Bancorp*	4,504	31
PacWest Bancorp	12,894	305
Park National Corp.	4,823	336
Park Sterling Corp.*	13,908	66
Peapack Gladstone Financial Corp.	3,756	58
Penns Woods Bancorp, Inc.	1,532	61
Peoples Bancorp, Inc.	4,520	99
Pinnacle Financial Partners, Inc.*	14,700	287
Preferred Bank*	4,981	67
PrivateBancorp, Inc.	25,684	379
Prosperity Bancshares, Inc.	20,189	849
Renasant Corp.	10,709	168
Republic Bancorp, Inc., Class A	4,415	98
S&T Bancorp, Inc.	12,413	229
S.Y. Bancorp, Inc.	5,264	126
Sandy Spring Bancorp, Inc.	10,096	182
SCBT Financial Corp.	6,401	226
Seacoast Banking Corp.*	32,472	49
Sierra Bancorp	5,150	51
Simmons First National Corp., Class A	7,266	169
Southside Bancshares, Inc.	7,292	164
Southwest Bancorp, Inc.*	8,517	80
State Bank Financial Corp.*	13,534	205
StellarOne Corp.	10,028	125
Sterling Bancorp	13,448	134
Sterling Financial Corp.*	11,563	218
Suffolk Bancorp*	4,285	56
Sun Bancorp, Inc.*	17,542	47
Susquehanna Bancshares, Inc.	79,936	823
Taylor Capital Group, Inc.*	6,912	113
Texas Capital Bancshares, Inc.*	16,118	651
Tompkins Financial Corp.	3,932	148
TowneBank	10,859	152
Trico Bancshares	6,795	105
Trustco Bank Corp. NY	39,863	218
Trustmark Corp.	27,552	674
UMB Financial Corp.	13,727	703
Umpqua Holdings Corp.	47,631	627
Union First Market Bankshares Corp.	8,849	128
United Bankshares, Inc.	21,378	553
United Community Banks, Inc.*	18,037	155
Univest Corp. of Pennsylvania	7,270	120
Virginia Commerce Bancorp, Inc.*	11,387	96
Walker & Dunlop, Inc.*	4,776	61
Washington Banking Co.	6,490	90
Washington Trust Bancorp, Inc.	6,182	151
Webster Financial Corp.	30,695	665
WesBanco, Inc.	9,935	211
West Bancorporation, Inc.	6,300	60
West Coast Bancorp*	8,390	165
Westamerica Bancorporation	11,765	555
Western Alliance Bancorp*	29,717	278
Wilshire Bancorp, Inc.*	26,684	146
Wintrust Financial Corp.	15,450	548

		32,121

NORTHERN FUNDS QUARTERLY REPORT    63    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Beverages - 0.2%
Boston Beer (The) Co., Inc., Class A*	3,287	$398
Central European Distribution Corp.*	26,440	76
Coca-Cola Bottling Co. Consolidated	2,002	129
Craft Brewers Alliance, Inc.*	4,898	40
Farmer Bros. Co.*	3,320	26
National Beverage Corp.*	4,577	68
Peet’s Coffee & Tea, Inc.*	5,633	338

		1,075

Biotechnology - 2.4%
Acorda Therapeutics, Inc.*	17,023	401
Aegerion Pharmaceuticals, Inc.*	9,166	136
Affymax, Inc.*	15,416	199
Agenus, Inc.*	9,678	51
Alnylam Pharmaceuticals, Inc.*	19,930	233
AMAG Pharmaceuticals, Inc.*	9,091	140
Arena Pharmaceuticals, Inc.*	83,834	837
Arqule, Inc.*	25,223	150
Astex Pharmaceuticals*	39,476	83
BioCryst Pharmaceuticals, Inc.*	20,877	83
Biotime, Inc.*	12,942	60
Cambrex Corp.*	12,381	116
Celldex Therapeutics, Inc.*	25,144	130
Ceres, Inc.*	2,316	21
Coronado Biosciences, Inc.*	5,748	29
Cubist Pharmaceuticals, Inc.*	26,907	1,020
Curis, Inc.*	33,521	181
Dendreon Corp.*	65,485	485
Discovery Laboratories, Inc.*	18,410	43
Dynavax Technologies Corp.*	73,988	320
Emergent Biosolutions, Inc.*	10,988	166
Enzon Pharmaceuticals, Inc.*	17,896	123
Exact Sciences Corp.*	24,302	261
Exelixis, Inc.*	63,227	350
Geron Corp.*	57,228	98
GTx, Inc.*	12,220	43
Halozyme Therapeutics, Inc.*	38,142	338
Harvard Bioscience, Inc.*	10,747	41
Immunogen, Inc.*	32,842	551
Immunomedics, Inc.*	27,580	98
InterMune, Inc.*	27,801	332
Lexicon Pharmaceuticals, Inc.*	84,333	190
Ligand Pharmaceuticals, Inc., Class B*	7,217	122
Maxygen, Inc.*	11,448	68
Medicines (The) Co.*	23,432	538
Merrimack Pharmaceuticals, Inc.*	6,455	47
Momenta Pharmaceuticals, Inc.*	19,896	269
NewLink Genetics Corp.*	5,372	80
Novavax, Inc.*	49,097	77
NPS Pharmaceuticals, Inc.*	36,026	310
Omeros Corp.*	9,535	95
OncoGenex Pharmaceutical, Inc.*	6,426	86
Oncothyreon, Inc.*	24,240	113
Pacific Biosciences of California, Inc.*	15,777	34
PDL BioPharma, Inc.	59,290	393
Repligen Corp.*	13,067	56
RTI Biologics, Inc.*	24,762	93
Sangamo Biosciences, Inc.*	21,816	120
Seattle Genetics, Inc.*	40,402	1,026
Sequenom, Inc.*	48,213	196
Spectrum Pharmaceuticals, Inc.*	25,288	393
Sunesis Pharmaceuticals, Inc.*	10,173	29
Transcept Pharmaceuticals, Inc.*	5,355	33
Trius Therapeutics, Inc.*	10,525	61
Verastem, Inc.*	2,445	25
Vical, Inc.*	32,723	118
XOMA Corp.*	28,922	87
ZIOPHARM Oncology, Inc.*	28,822	171

		11,949

Building Materials - 1.1%
AAON, Inc.	7,908	149
American DG Energy, Inc.*	10,336	23
Apogee Enterprises, Inc.	11,992	193
Builders FirstSource, Inc.*	19,076	90
Comfort Systems USA, Inc.	16,314	163
Drew Industries, Inc.*	8,350	233
Eagle Materials, Inc.	19,243	719
Gibraltar Industries, Inc.*	12,617	131
Griffon Corp.	19,547	168
Headwaters, Inc.*	26,374	136
Interline Brands, Inc.*	13,550	340
Louisiana-Pacific Corp.*	58,469	636
LSI Industries, Inc.	8,993	64
NCI Building Systems, Inc.*	7,947	86
Nortek, Inc.*	3,290	165
Patrick Industries, Inc.*	1,677	21
PGT, Inc.*	8,248	25
Quanex Building Products Corp.	15,712	281
Simpson Manufacturing Co., Inc.	17,068	504

EQUITY INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Building Materials - 1.1% continued
Texas Industries, Inc.	9,594	$374
Trex Co., Inc.*	6,054	182
Universal Forest Products, Inc.	8,372	326
USG Corp.*	31,487	600

		5,609

Chemicals - 1.7%
A. Schulman, Inc.	12,516	248
Aceto Corp.	10,959	99
American Vanguard Corp.	11,834	315
Balchem Corp.	12,443	406
Chemtura Corp.*	41,967	609
Codexis, Inc.*	11,312	42
Ferro Corp.*	36,012	173
Georgia Gulf Corp.	14,565	374
H.B. Fuller Co.	21,227	652
Hawkins, Inc.	3,904	149
Innophos Holdings, Inc.	9,265	523
Innospec, Inc.*	9,733	288
KMG Chemicals, Inc.	3,306	64
Kraton Performance Polymers, Inc.*	13,718	301
Landec Corp.*	10,387	89
Minerals Technologies, Inc.	7,559	482
Oil-Dri Corp. of America	2,143	47
Olin Corp.	34,067	712
OM Group, Inc.*	13,792	262
Omnova Solutions, Inc.*	19,953	150
PolyOne Corp.	38,424	526
Quaker Chemical Corp.	5,506	254
Sensient Technologies Corp.	21,244	780
Spartech Corp.*	13,351	69
Stepan Co.	3,570	336
TPC Group, Inc.*	5,549	205
Zep, Inc.	9,553	131
Zoltek Cos., Inc.*	12,227	110

		8,396

Coal - 0.3%
Arch Coal, Inc.	90,311	622
Cloud Peak Energy, Inc.*	25,962	439
Hallador Energy Co.	2,783	24
Patriot Coal Corp.*	37,845	46
SunCoke Energy, Inc.*	29,770	436
Westmoreland Coal Co.*	4,619	37

		1,604

Commercial Services - 6.4%
ABM Industries, Inc.	22,870	447
Acacia Research - Acacia Technologies*	21,137	787
Accretive Health, Inc.*	23,956	263
Advisory Board (The) Co.*	14,583	723
American Public Education, Inc.*	7,812	250
American Reprographics Co.*	15,091	76
AMN Healthcare Services, Inc.*	16,768	99
Arbitron, Inc.	11,314	396
Ascent Capital Group, Inc., Class A*	6,052	313
AVEO Pharmaceuticals, Inc.*	16,534	201
Avis Budget Group, Inc.*	45,139	686
Barrett Business Services, Inc.	3,027	64
Bridgepoint Education, Inc.*	7,521	164
Brink’s (The) Co.	20,102	466
Capella Education Co.*	5,746	200
Cardtronics, Inc.*	18,755	567
Career Education Corp.*	22,073	148
Carriage Services, Inc.	6,769	56
CBIZ, Inc.*	16,658	99
CDI Corp.	5,823	95
Cenveo, Inc.*	22,850	44
Chemed Corp.	8,089	489
Collectors Universe	2,289	34
Consolidated Graphics, Inc.*	3,208	93
Convergys Corp.	49,601	733
Corinthian Colleges, Inc.*	32,004	92
Corporate Executive Board (The) Co.	14,296	584
Corvel Corp.*	2,586	127
CoStar Group, Inc.*	11,301	918
CRA International, Inc.*	4,493	66
Cross Country Healthcare, Inc.*	12,331	54
Deluxe Corp.	21,683	541
Dollar Thrifty Automotive Group, Inc.*	11,918	965
Education Management Corp.*	11,388	79
Electro Rent Corp.	8,243	134
Euronet Worldwide, Inc.*	21,636	370
ExamWorks Group, Inc.*	12,426	164
ExlService Holdings, Inc.*	9,929	245
Forrester Research, Inc.	5,905	200
Franklin Covey Co.*	5,964	61
FTI Consulting, Inc.*	17,858	513
Geo Group (The), Inc.*	26,134	594
Global Cash Access Holdings, Inc.*	27,953	202
Grand Canyon Education, Inc.*	17,004	356

NORTHERN FUNDS QUARTERLY REPORT    65    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Commercial Services - 6.4% continued
Great Lakes Dredge & Dock Corp.	25,103	$179
Green Dot Corp., Class A*	10,196	226
H&E Equipment Services, Inc.*	12,210	184
Hackett Group (The), Inc.*	11,259	63
Healthcare Services Group, Inc.	28,556	553
Heartland Payment Systems, Inc.	16,478	496
Heidrick & Struggles International, Inc.	7,537	132
Hill International, Inc.*	8,874	28
HMS Holdings Corp.*	36,553	1,218
Hudson Global, Inc.*	14,222	59
Huron Consulting Group, Inc.*	9,752	309
ICF International, Inc.*	8,468	202
Insperity, Inc.	9,590	259
Integramed America, Inc.*	3,726	52
Intersections, Inc.	3,643	58
K12, Inc.*	11,352	264
Kelly Services, Inc., Class A	11,406	147
Kenexa Corp.*	11,616	337
Kforce, Inc.*	12,046	162
Korn/Ferry International*	20,351	292
Landauer, Inc.	4,016	230
Lincoln Educational Services Corp.	9,475	62
Live Nation Entertainment, Inc.*	59,590	547
Mac-Gray Corp.	4,851	68
Matthews International Corp., Class A	11,943	388
MAXIMUS, Inc.	14,429	747
McGrath Rentcorp	10,531	279
Medifast, Inc.*	5,941	117
MoneyGram International, Inc.*	9,103	133
Monro Muffler Brake, Inc.	13,135	437
Monster Worldwide, Inc.*	51,565	438
Multi-Color Corp.	5,738	128
National American University Holdings, Inc.	3,327	14
National Research Corp.	1,069	56
Navigant Consulting, Inc.*	22,065	279
Odyssey Marine Exploration, Inc.*	31,637	118
On Assignment, Inc.*	18,262	291
PAREXEL International Corp.*	25,455	719
PDI, Inc.*	4,259	35
Pendrell Corp.*	63,925	72
PHH Corp.*	24,092	421
Premier Exhibitions, Inc.*	10,897	29
PRGX Global, Inc.*	9,115	72
Providence Service (The) Corp.*	5,369	74
Quad Graphics, Inc.	10,540	152
Rent-A-Center, Inc.	25,255	852
Resources Connection, Inc.	18,073	222
RPX Corp.*	8,994	129
ServiceSource International, Inc.*	21,105	292
Sotheby’s	28,825	962
Standard Parking Corp.*	6,853	147
Steiner Leisure Ltd.*	6,512	302
Stewart Enterprises, Inc., Class A	31,843	227
Strayer Education, Inc.	5,016	547
Swisher Hygiene, Inc.*	47,898	121
Team Health Holdings, Inc.*	12,072	291
Team, Inc.*	8,458	264
TeleTech Holdings, Inc.*	9,751	156
TMS International Corp., Class A*	5,623	56
TNS, Inc.*	10,492	188
Tree.com, Inc.*	2,535	29
TrueBlue, Inc.*	17,188	266
Universal Technical Institute, Inc.	8,912	120
Valassis Communications, Inc.*	18,017	392
Viad Corp.	8,443	169
VistaPrint N.V.*	15,732	508
Westway Group, Inc.*	5,134	31
Wright Express Corp.*	16,520	1,020
Zillow, Inc.,Class A*	1,157	45
Zipcar, Inc.*	11,423	134

		32,354

Computers - 1.9%
3D Systems Corp.*	18,365	627
Acorn Energy, Inc.	7,605	63
Agilysys, Inc.*	6,600	57
CACI International, Inc., Class A*	11,322	623
Carbonite, Inc.*	4,792	43
CIBER, Inc.*	30,971	134
Computer Task Group, Inc.*	6,562	98
Cray, Inc.*	15,739	190
Datalink Corp.*	6,472	62
Digimarc Corp.	3,029	78
EasyLink Services International Corp., Class A*	13,447	97
Echelon Corp.*	15,395	54
Electronics for Imaging, Inc.*	19,733	321
iGate Corp.*	13,663	233
Imation Corp.*	12,926	76

EQUITY INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Computers - 1.9% continued
Immersion Corp.*	12,342	$69
Insight Enterprises, Inc.*	18,880	318
j2 Global, Inc.	19,654	519
Key Tronic Corp.*	4,446	37
KEYW Holding (The) Corp.*	8,367	84
LivePerson, Inc.*	23,390	446
Manhattan Associates, Inc.*	8,626	394
Mattersight Corp.*	4,305	34
Maxwell Technologies, Inc.*	12,810	84
Mentor Graphics Corp.*	39,878	598
Mercury Computer Systems, Inc.*	12,858	166
MTS Systems Corp.	6,828	263
Netscout Systems, Inc.*	15,466	334
OCZ Technology Group, Inc.*	28,620	152
Quantum Corp.*	99,574	202
Radisys Corp.*	9,913	62
RealD, Inc.*	18,687	280
Silicon Graphics International Corp.*	13,399	86
Spansion, Inc., Class A*	20,117	221
STEC, Inc.*	15,101	118
Stratasys, Inc.*	9,053	449
Super Micro Computer, Inc.*	12,387	196
SYKES Enterprises, Inc.*	16,299	260
Synaptics, Inc.*	14,315	410
Syntel, Inc.	6,563	398
Unisys Corp.*	18,628	364
Virtusa Corp.*	7,914	106
Vocera Communications, Inc.*	2,843	76

		9,482

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	10,723	416
Inter Parfums, Inc.	6,715	116
Revlon, Inc., Class A*	4,997	71

		603

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	19,935	503
BlueLinx Holdings, Inc.*	10,284	24
Brightpoint, Inc.*	29,453	159
Core-Mark Holding Co., Inc.	4,944	238
Houston Wire & Cable Co.	7,241	79
MWI Veterinary Supply, Inc.*	5,413	556
Owens & Minor, Inc.	27,022	828
Pool Corp.	20,179	817
Rentrak Corp.*	3,892	81
ScanSource, Inc.*	11,710	359
Titan Machinery, Inc.*	7,186	218
United Stationers, Inc.	17,116	461
Watsco, Inc.	12,508	923

		5,246

Diversified Financial Services - 2.2%
Aircastle Ltd.	25,021	301
Artio Global Investors, Inc.	13,878	49
Asset Acceptance Capital Corp.*	6,711	46
Asta Funding, Inc.	4,694	44
BGC Partners, Inc., Class A	41,826	245
Calamos Asset Management, Inc., Class A	7,823	90
California First National Bancorp	971	15
CIFC Corp.*	2,715	20
Cohen & Steers, Inc.	7,841	271
Cowen Group, Inc., Class A*	37,135	99
Credit Acceptance Corp.*	3,344	282
DFC Global Corp.*	18,682	344
Diamond Hill Investment Group, Inc.	1,198	94
Doral Financial Corp.*	54,202	81
Duff & Phelps Corp., Class A	13,364	194
Edelman Financial Group, Inc.	8,764	76
Ellie Mae, Inc.*	9,175	165
Encore Capital Group, Inc.*	9,309	276
Epoch Holding Corp.	6,771	154
Evercore Partners, Inc., Class A	12,157	284
FBR & Co.*	18,592	51
Federal Agricultural Mortgage Corp., Class C	4,300	113
Financial Engines, Inc.*	19,686	422
First Marblehead (The) Corp.*	24,751	29
FX Alliance, Inc.*	2,491	39
FXCM, Inc., Class A	8,751	103
Gain Capital Holdings, Inc.	6,301	31
GAMCO Investors, Inc., Class A	2,680	119
GFI Group, Inc.	28,861	103
Greenhill & Co., Inc.	12,354	440
Higher One Holdings, Inc.*	13,680	167
Horizon Technology Finance Corp.	2,630	43
INTL. FCStone, Inc.*	5,988	116
Investment Technology Group, Inc.*	16,628	153
JMP Group, Inc.	6,894	43
KBW, Inc.	14,740	242

NORTHERN FUNDS QUARTERLY REPORT    67    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Diversified Financial Services - 2.2% continued
Knight Capital Group, Inc., Class A*	42,165	$503
Ladenburg Thalmann Financial Services, Inc.*	46,838	72
Manning & Napier, Inc.	5,601	80
MarketAxess Holdings, Inc.	15,526	414
Marlin Business Services Corp.	3,659	60
Medley Capital Corp.	7,290	88
MicroFinancial, Inc.	3,599	29
National Financial Partners Corp.*	17,354	232
Nationstar Mortgage Holdings, Inc.*	8,142	175
Nelnet, Inc., Class A	10,164	234
Netspend Holdings, Inc.*	13,181	121
NewStar Financial, Inc.*	10,737	139
Nicholas Financial, Inc.	4,207	54
Ocwen Financial Corp.*	45,667	858
Oppenheimer Holdings, Inc., Class A	4,333	68
Piper Jaffray Cos.*	6,949	163
Portfolio Recovery Associates, Inc.*	7,272	664
Pzena Investment Management, Inc., Class A	4,278	19
Regional Management Corp.*	2,045	34
SeaCube Container Leasing Ltd.	4,563	78
Solar Senior Capital Ltd.	4,008	68
Stifel Financial Corp.*	22,835	706
SWS Group, Inc.*	12,485	67
Virtus Investment Partners, Inc.*	2,522	204
WageWorks, Inc.*	2,752	41
Walter Investment Management Corp.	12,168	285
Westwood Holdings Group, Inc.	2,810	105
WisdomTree Investments, Inc.*	24,894	164
World Acceptance Corp.*	4,677	308

		11,377

Electric - 2.3%
ALLETE, Inc.	16,203	677
Ameresco, Inc., Class A*	8,535	102
Atlantic Power Corp.	48,368	620
Avista Corp.	24,950	666
Black Hills Corp.	18,753	603
CH Energy Group, Inc.	6,414	421
Cleco Corp.	25,903	1,083
El Paso Electric Co.	16,937	562
Empire District Electric (The) Co.	17,918	378
EnerNOC, Inc.*	11,007	80
Genie Energy Ltd., Class B	6,247	48
GenOn Energy, Inc.*	328,836	562
IDACORP, Inc.	21,307	897
MGE Energy, Inc.	9,806	464
NorthWestern Corp.	15,460	567
Ormat Technologies, Inc.	7,560	162
Otter Tail Corp.	15,378	352
Pike Electric Corp.*	7,521	58
PNM Resources, Inc.	33,877	662
Portland General Electric Co.	32,105	856
UIL Holdings Corp.	21,518	772
Unitil Corp.	5,971	158
UNS Energy Corp.	17,102	657

		11,407

Electrical Components & Equipment - 1.0%
A123 Systems, Inc.*	45,536	57
Acuity Brands, Inc.	18,005	917
Advanced Energy Industries, Inc.*	16,886	227
American Superconductor Corp.*	16,610	78
Belden, Inc.	19,197	640
Capstone Turbine Corp.*	126,880	128
Coleman Cable, Inc.	3,807	33
Encore Wire Corp.	7,967	213
EnerSys*	20,384	715
Generac Holdings, Inc.	10,517	253
Graham Corp.	4,181	78
Insteel Industries, Inc.	7,486	83
Littelfuse, Inc.	9,209	524
Powell Industries, Inc.*	3,792	142
Power-One, Inc.*	29,614	134
SunPower Corp.*	16,925	81
Universal Display Corp.*	16,890	607
Vicor Corp.	8,608	60

		4,970

Electronics - 2.2%
American Science & Engineering, Inc.	3,799	214
Analogic Corp.	5,170	321
Badger Meter, Inc.	6,220	234
Bel Fuse, Inc., Class B	4,590	81
Benchmark Electronics, Inc.*	24,373	340
Brady Corp., Class A	20,859	574
Checkpoint Systems, Inc.*	17,383	151
Coherent, Inc.*	10,062	436
CTS Corp.	14,618	138

EQUITY INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Electronics - 2.2% continued
Cymer, Inc.*	13,149	$775
Daktronics, Inc.	15,340	106
Electro Scientific Industries, Inc.	9,740	115
ESCO Technologies, Inc.	11,363	414
FARO Technologies, Inc.*	7,193	303
FEI Co.*	16,121	771
Fluidigm Corp.*	8,702	131
GSI Group, Inc.*	12,369	142
II-VI, Inc.*	22,366	373
InvenSense, Inc.*	15,474	175
Kemet Corp.*	18,682	112
LeCroy Corp.*	7,064	101
Measurement Specialties, Inc.*	6,270	204
Mesa Laboratories, Inc.	1,095	51
Methode Electronics, Inc.	15,813	135
Multi-Fineline Electronix, Inc.*	3,828	94
Newport Corp.*	16,236	195
NVE Corp.*	2,047	110
OSI Systems, Inc.*	8,439	534
Park Electrochemical Corp.	8,990	233
Plexus Corp.*	14,869	419
Rofin-Sinar Technologies, Inc.*	12,162	230
Rogers Corp.*	6,908	274
Sanmina-SCI Corp.*	34,652	284
SRS Labs, Inc.*	4,827	43
Stoneridge, Inc.*	12,336	84
Sypris Solutions, Inc.	4,469	31
Taser International, Inc.*	23,489	123
TTM Technologies, Inc.*	22,796	214
Viasystems Group, Inc.*	1,918	33
Vishay Precision Group, Inc.*	5,194	72
Watts Water Technologies, Inc., Class A	12,636	421
Woodward, Inc.	29,410	1,160
Zagg, Inc.*	10,825	118
Zygo Corp.*	6,919	124

		11,193

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	12,867	57
Clean Energy Fuels Corp.*	28,096	436
Enphase Energy, Inc.*	3,377	21
FuelCell Energy, Inc.*	68,249	69
FutureFuel Corp.	7,831	82
Gevo, Inc.*	8,843	44
Green Plains Renewable Energy, Inc.*	10,627	66
KiOR, Inc., Class A*	11,227	101
Renewable Energy Group, Inc.*	2,817	21
REX American Resources Corp.*	2,555	50
Saratoga Resources, Inc.*	7,716	45
Solazyme, Inc.*	13,909	193

		1,185

Engineering & Construction - 0.7%
Aegion Corp.*	16,688	299
Argan, Inc.	4,175	58
Dycom Industries, Inc.*	14,434	269
EMCOR Group, Inc.	28,372	789
Exponent, Inc.*	5,691	301
Granite Construction, Inc.	16,423	429
Layne Christensen Co.*	8,423	174
MasTec, Inc.*	24,772	373
Michael Baker Corp.*	3,504	91
Mistras Group, Inc.*	6,635	174
MYR Group, Inc.*	8,564	146
Orion Marine Group, Inc.*	11,211	78
Sterling Construction Co., Inc.*	7,192	74
Tutor Perini Corp.*	15,195	193
VSE Corp.	1,910	45

		3,493

Entertainment - 1.0%
Bluegreen Corp.*	6,087	30
Carmike Cinemas, Inc.*	7,536	110
Churchill Downs, Inc.	5,532	325
International Speedway Corp., Class A	11,688	306
Isle of Capri Casinos, Inc.*	9,189	57
Lions Gate Entertainment Corp.*	36,070	532
Marriott Vacations Worldwide Corp.*	11,308	350
Multimedia Games Holding Co., Inc.*	11,637	163
National CineMedia, Inc.	23,856	362
Pinnacle Entertainment, Inc.*	26,597	256
Reading International, Inc., Class A*	7,145	39
Scientific Games Corp., Class A*	24,349	208
Shuffle Master, Inc.*	23,368	322
Six Flags Entertainment Corp.	16,826	912
Speedway Motorsports, Inc.	4,894	83
Vail Resorts, Inc.	15,311	767

		4,822

Environmental Control - 0.7%
ADA-ES, Inc.*	3,825	97

NORTHERN FUNDS QUARTERLY REPORT    69    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Environmental Control - 0.7% continued
Calgon Carbon Corp.*	24,218	$344
Casella Waste Systems, Inc., Class A*	11,443	67
Ceco Environmental Corp.	3,023	24
Darling International, Inc.*	49,997	825
Energy Recovery, Inc.*	17,752	43
EnergySolutions, Inc.*	32,472	55
GSE Holding, Inc.*	3,256	34
Heckmann Corp.*	56,894	192
Heritage-Crystal Clean, Inc.*	3,267	53
Metalico, Inc.*	17,427	38
Met-Pro Corp.	6,258	58
Mine Safety Appliances Co.	11,744	473
Rentech, Inc.*	97,133	200
Tetra Tech, Inc.*	26,976	704
TRC Cos., Inc.*	6,078	37
US Ecology, Inc.	7,793	138

		3,382

Food - 2.0%
Annie’s, Inc.*	2,120	89
Arden Group, Inc., Class A	481	42
B&G Foods, Inc.	20,536	546
Calavo Growers, Inc.	5,051	129
Cal-Maine Foods, Inc.	6,130	240
Chefs’ Warehouse (The), Inc.*	4,677	85
Chiquita Brands International, Inc.*	19,478	97
Diamond Foods, Inc.	9,661	172
Dole Food Co., Inc.*	15,608	137
Fresh Del Monte Produce, Inc.	16,205	380
Hain Celestial Group (The), Inc.*	15,666	862
Harris Teeter Supermarkets, Inc.	18,657	765
Ingles Markets, Inc., Class A	5,199	83
Inventure Foods, Inc.*	5,523	35
J & J Snack Foods Corp.	6,288	372
John B Sanfilippo & Son, Inc.*	3,367	60
Lancaster Colony Corp.	7,828	558
Lifeway Foods, Inc.	2,238	23
Nash Finch Co.	5,046	108
Pilgrim’s Pride Corp.*	25,642	183
Post Holdings, Inc.*	11,743	361
Sanderson Farms, Inc.	9,761	447
Seaboard Corp.*	130	277
Seneca Foods Corp., Class A*	3,670	99
Smart Balance, Inc.*	25,646	241
Snyders-Lance, Inc.	18,601	469
Spartan Stores, Inc.	8,966	163
SUPERVALU, Inc.	90,268	468
Tootsie Roll Industries, Inc.	10,197	243
TreeHouse Foods, Inc.*	15,283	952
United Natural Foods, Inc.*	20,764	1,139
Village Super Market, Inc., Class A	3,573	117
Weis Markets, Inc.	4,746	211

		10,153

Forest Products & Paper - 0.6%
Boise, Inc.	42,734	281
Buckeye Technologies, Inc.	16,754	478
Clearwater Paper Corp.*	9,938	339
Deltic Timber Corp.	4,660	284
KapStone Paper and Packaging Corp.*	17,174	272
Neenah Paper, Inc.	6,845	183
Orchids Paper Products Co.	2,440	43
P.H. Glatfelter Co.	18,028	295
Resolute Forest Products*	34,455	399
Schweitzer-Mauduit International, Inc.	6,632	452
Wausau Paper Corp.	18,701	182

		3,208

Gas - 1.0%
Chesapeake Utilities Corp.	4,104	179
Delta Natural Gas Co., Inc.	2,882	63
Laclede Group (The), Inc.	9,557	380
New Jersey Resources Corp.	17,676	771
Northwest Natural Gas Co.	11,399	543
Piedmont Natural Gas Co., Inc.	30,469	981
South Jersey Industries, Inc.	12,919	659
Southwest Gas Corp.	19,611	856
WGL Holdings, Inc.	21,919	871

		5,303

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	9,959	509
Hardinge, Inc.	4,967	45

		554

Healthcare - Products - 3.7%
Abaxis, Inc.*	9,112	337
ABIOMED, Inc.*	14,209	324
Accuray, Inc.*	30,311	207
Affymetrix, Inc.*	30,997	145
Align Technology, Inc.*	30,546	1,022
Alphatec Holdings, Inc.*	25,318	47

EQUITY INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Healthcare - Products - 3.7% continued
AngioDynamics, Inc.*	10,639	$128
ArthroCare Corp.*	11,740	344
AtriCure, Inc.*	6,116	59
Atrion Corp.	687	141
BG Medicine, Inc.*	4,565	32
Biolase Technology, Inc.*	1	—
Cantel Medical Corp.	9,000	245
Cardiovascular Systems, Inc.*	7,425	73
Cepheid, Inc.*	27,895	1,248
Cerus Corp.*	23,840	79
Chindex International, Inc.*	4,476	44
Conceptus, Inc.*	13,531	268
CONMED Corp.	12,005	332
CryoLife, Inc.*	10,707	56
Cyberonics, Inc.*	11,695	526
Cynosure, Inc., Class A*	4,156	88
DexCom, Inc.*	29,125	377
Endologix, Inc.*	23,501	363
EnteroMedics, Inc.*	10,740	37
Exactech, Inc.*	3,637	61
Female Health (The) Co.	8,142	48
Genomic Health, Inc.*	6,923	231
Greatbatch, Inc.*	10,032	228
Haemonetics Corp.*	10,762	798
Hanger Orthopedic Group, Inc.*	14,509	372
Hansen Medical, Inc.*	24,916	57
HeartWare International, Inc.*	6,010	534
ICU Medical, Inc.*	5,300	283
ImmunoCellular Therapeutics Ltd.*	16,874	63
Insulet Corp.*	20,294	434
Integra LifeSciences Holdings Corp.*	8,350	310
Invacare Corp.	13,519	209
IRIS International, Inc.*	6,743	76
Luminex Corp.*	17,705	434
MAKO Surgical Corp.*	15,366	394
Masimo Corp.*	21,211	475
Medtox Scientific, Inc.*	3,165	85
Merge Healthcare, Inc.*	25,949	74
Meridian Bioscience, Inc.	17,523	358
Merit Medical Systems, Inc.*	17,858	247
Natus Medical, Inc.*	12,621	147
Navidea Biopharmaceuticals, Inc.*	41,977	156
NuVasive, Inc.*	18,358	466
NxStage Medical, Inc.*	20,917	351
OraSure Technologies, Inc.*	20,484	230
Orthofix International N.V.*	7,956	328
Palomar Medical Technologies, Inc.*	7,756	66
PhotoMedex, Inc.*	5,574	68
PSS World Medical, Inc.*	21,444	450
Quidel Corp.*	11,831	185
Rochester Medical Corp.*	4,468	48
Rockwell Medical Technologies, Inc.*	8,848	82
Solta Medical, Inc.*	26,524	78
Spectranetics Corp.*	14,665	167
Staar Surgical Co.*	15,431	120
STERIS Corp.	24,554	770
SurModics, Inc.*	6,273	109
Symmetry Medical, Inc.*	15,925	137
Tornier N.V.*	6,420	144
Unilife Corp.*	31,508	106
Utah Medical Products, Inc.	1,377	46
Vascular Solutions, Inc.*	6,640	83
Volcano Corp.*	22,655	649
West Pharmaceutical Services, Inc.	14,396	727
Wright Medical Group, Inc.*	16,696	356
Young Innovations, Inc.	2,468	85
Zeltiq Aesthetics, Inc.*	7,191	40

		18,487

Healthcare - Services - 1.6%
Acadia Healthcare Co., Inc.*	9,793	172
Air Methods Corp.*	5,457	536
Almost Family, Inc.*	3,459	77
Amedisys, Inc.*	12,809	160
Amsurg Corp.*	13,458	404
Assisted Living Concepts, Inc., Class A	8,459	120
Bio-Reference Labs, Inc.*	10,446	275
Capital Senior Living Corp.*	12,161	129
Centene Corp.*	21,886	660
Emeritus Corp.*	13,066	220
Ensign Group (The), Inc.	7,389	209
Five Star Quality Care, Inc.*	18,869	58
Gentiva Health Services, Inc.*	12,824	89
HealthSouth Corp.*	40,651	946
Healthways, Inc.*	14,693	117
IPC The Hospitalist Co., Inc.*	7,043	319
Kindred Healthcare, Inc.*	22,763	224
LHC Group, Inc.*	6,507	110
Magellan Health Services, Inc.*	11,647	528

NORTHERN FUNDS QUARTERLY REPORT    71    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Healthcare - Services - 1.6% continued
Metropolitan Health Networks, Inc.*	18,761	$180
Molina Healthcare, Inc.*	12,734	299
National Healthcare Corp.	4,487	203
Select Medical Holdings Corp.*	14,882	150
Skilled Healthcare Group, Inc., Class A*	8,614	54
Sun Healthcare Group, Inc.*	10,762	90
Sunrise Senior Living, Inc.*	24,741	180
Triple-S Management Corp., Class B*	8,392	153
U.S. Physical Therapy, Inc.	4,926	125
Universal American Corp.*	15,980	168
Vanguard Health Systems, Inc.*	13,580	121
WellCare Health Plans, Inc.*	18,327	971

		8,047

Holding Companies - Diversified - 0.1%
Harbinger Group, Inc.*	17,505	136
Horizon Pharma, Inc.*	8,948	64
Primoris Services Corp.	12,688	152
Resource America, Inc., Class A	5,103	33

		385

Home Builders - 0.5%
Beazer Homes USA, Inc.*	44,653	145
Cavco Industries, Inc.*	2,924	150
Hovnanian Enterprises, Inc., Class A*	42,358	123
KB Home	32,997	323
M/I Homes, Inc.*	7,742	134
MDC Holdings, Inc.	16,248	531
Meritage Homes Corp.*	12,021	408
Ryland Group (The), Inc.	18,954	485
Standard Pacific Corp.*	46,111	285
Winnebago Industries, Inc.*	11,918	122

		2,706

Home Furnishings - 0.4%
American Woodmark Corp.*	4,101	70
Bassett Furniture Industries, Inc.	4,737	49
DTS, Inc.*	6,974	182
Ethan Allen Interiors, Inc.	10,282	205
Flexsteel Industries, Inc.	1,884	37
Hooker Furniture Corp.	4,567	54
Kimball International, Inc., Class B	13,358	103
La-Z-Boy, Inc.*	22,294	274
Sealy Corp.*	23,198	43
Select Comfort Corp.*	24,108	504
Skullcandy, Inc.*	6,870	97
TiVo, Inc.*	53,018	439
Universal Electronics, Inc.*	6,170	81
VOXX International, Corp.*	7,509	70

		2,208

Household Products/Wares - 0.5%
A.T. Cross Co., Class A*	4,553	45
ACCO Brands Corp.*	48,041	497
American Greetings Corp., Class A	14,908	218
Blyth, Inc.	4,358	151
Central Garden and Pet Co., Class A*	15,881	173
CSS Industries, Inc.	4,186	86
Helen of Troy Ltd.*	13,455	456
Prestige Brands Holdings, Inc.*	21,392	338
Spectrum Brands Holdings, Inc.*	9,771	318
Tumi Holdings, Inc.*	9,169	160
WD-40 Co.	6,834	340

		2,782

Housewares - 0.0%
Libbey, Inc.*	8,771	135
Lifetime Brands, Inc.	4,190	52

		187

Insurance - 2.4%
Alterra Capital Holdings Ltd.	36,492	852
American Equity Investment Life Holding Co.	25,579	282
American Safety Insurance Holdings Ltd.*	4,081	76
AMERISAFE, Inc.*	7,722	200
Amtrust Financial Services, Inc.	10,377	308
Argo Group International Holdings Ltd.	11,000	322
Baldwin & Lyons, Inc., Class B	3,880	90
Citizens, Inc.*	16,119	157
CNO Financial Group, Inc.	90,375	705
Crawford & Co., Class B	10,418	43
Donegal Group, Inc., Class A	3,114	41
Eastern Insurance Holdings, Inc.	2,799	48
eHealth, Inc.*	8,566	138
EMC Insurance Group, Inc.	1,915	39
Employers Holdings, Inc.	13,718	247
Enstar Group Ltd.*	3,592	355
FBL Financial Group, Inc., Class A	4,327	121
First American Financial Corp.	45,153	766
Flagstone Reinsurance Holdings S.A.	22,796	183
Fortegra Financial Corp.*	2,841	23

EQUITY INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Insurance - 2.4% continued
Global Indemnity PLC*	4,720	$96
Greenlight Capital Re Ltd., Class A*	11,960	304
Hallmark Financial Services, Inc.*	6,058	47
Hilltop Holdings, Inc.*	16,598	171
Homeowners Choice, Inc.	3,042	54
Horace Mann Educators Corp.	16,885	295
Independence Holding Co.	2,986	29
Infinity Property & Casualty Corp.	4,998	288
Investors Title Co.	525	30
Kansas City Life Insurance Co.	1,868	66
Maiden Holdings Ltd.	20,885	181
Meadowbrook Insurance Group, Inc.	21,294	187
MGIC Investment Corp.*	80,426	232
Montpelier Re Holdings Ltd.	21,319	454
National Interstate Corp.	2,632	70
National Western Life Insurance Co., Class A	927	132
Navigators Group (The), Inc.*	4,163	208
OneBeacon Insurance Group Ltd., Class A	9,718	127
Phoenix (The) Cos., Inc.*	46,761	86
Platinum Underwriters Holdings Ltd.	14,834	565
Presidential Life Corp.	9,531	94
Primerica, Inc.	20,011	535
Radian Group, Inc.	55,459	182
RLI Corp.	9,028	616
Safety Insurance Group, Inc.	5,439	221
SeaBright Holdings, Inc.	8,894	79
Selective Insurance Group, Inc.	23,359	407
State Auto Financial Corp.	6,055	85
Stewart Information Services Corp.	8,057	124
Symetra Financial Corp.	32,978	416
Tower Group, Inc.	14,805	309
United Fire Group, Inc.	8,539	182
Universal Insurance Holdings, Inc.	6,698	23

		11,891

Internet - 2.9%
1-800-Flowers.com, Inc., Class A*	10,412	36
AboveNet, Inc.*	9,993	839
Active Network (The), Inc.*	16,499	254
Ambient Corp.*	1,253	7
Ancestry.com, Inc.*	12,302	339
Angie’s List, Inc.*	15,121	240
Bankrate, Inc.*	19,637	361
Bazaarvoice, Inc.*	3,926	71
Blucora, Inc.*	17,016	210
Blue Nile, Inc.*	5,870	174
Boingo Wireless, Inc.*	6,712	78
Brightcove, Inc.*	2,320	35
BroadSoft, Inc.*	11,684	338
CafePress, Inc.*	1,938	29
Cogent Communications Group, Inc.*	19,900	383
comScore, Inc.*	15,018	247
Constant Contact, Inc.*	12,932	231
DealerTrack Holdings, Inc.*	18,045	543
Dice Holdings, Inc.*	18,941	178
Digital River, Inc.*	15,970	265
Earthlink, Inc.	44,995	335
Envivio, Inc.*	3,276	21
ePlus, Inc.*	1,672	54
eResearch Technology, Inc.*	21,321	170
ExactTarget, Inc.*	4,146	91
Global Sources Ltd.*	8,025	53
HealthStream, Inc.*	8,283	215
ICG Group, Inc.*	16,204	150
Internap Network Services Corp.*	22,546	147
IntraLinks Holdings, Inc.*	15,769	69
iPass, Inc.*	22,009	52
Keynote Systems, Inc.	6,671	99
KIT Digital, Inc.*	20,394	88
Limelight Networks, Inc.*	24,710	72
Lionbridge Technologies, Inc.*	22,752	72
Liquidity Services, Inc.*	10,019	513
magicJack VocalTec Ltd.*	6,414	122
MeetMe, Inc.*	7,876	19
ModusLink Global Solutions, Inc.*	17,752	53
Move, Inc.*	16,916	154
NIC, Inc.	27,384	348
Nutrisystem, Inc.	12,051	139
OpenTable, Inc.*	9,653	435
Orbitz Worldwide, Inc.*	9,172	34
Overstock.com, Inc.*	5,536	38
PC-Tel, Inc.	7,789	50
Perficient, Inc.*	13,567	152
QuinStreet, Inc.*	13,881	129
ReachLocal, Inc.*	4,437	49
RealNetworks, Inc.	9,504	82
Responsys, Inc.*	15,180	184
Saba Software, Inc.*	12,587	117

NORTHERN FUNDS QUARTERLY REPORT    73    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Internet - 2.9% continued
Safeguard Scientifics, Inc.*	8,824	$137
Sapient Corp.	52,378	527
Shutterfly, Inc.*	15,204	467
Sourcefire, Inc.*	12,565	646
Spark Networks, Inc.*	4,818	25
SPS Commerce, Inc.*	4,494	137
Stamps.com, Inc.*	6,018	148
support.com, Inc.*	21,419	68
Synacor, Inc.*	2,865	39
TechTarget, Inc.*	6,562	33
Towerstream Corp.*	20,177	84
Travelzoo, Inc.*	3,033	69
United Online, Inc.	38,501	162
Unwired Planet, Inc.*	36,978	85
US Auto Parts Network, Inc.*	6,919	29
ValueClick, Inc.*	34,290	562
VASCO Data Security International, Inc.*	12,023	98
VirnetX Holding Corp.*	17,842	629
Vitacost.com, Inc.*	9,356	55
Vocus, Inc.*	8,764	163
Web.com Group, Inc.*	14,900	273
WebMD Health Corp.*	21,541	442
Websense, Inc.*	15,804	296
XO Group, Inc.*	11,499	102
Yelp, Inc.*	3,586	82
Zix Corp.*	25,742	67

		14,589

Investment Companies - 1.1%
American Realty Capital Trust, Inc.	67,391	736
Apollo Investment Corp.	86,249	662
Arlington Asset Investment Corp., Class A	3,522	76
BlackRock Kelso Capital Corp.	31,228	305
Capital Southwest Corp.	1,261	130
Fidus Investment Corp.	3,969	60
Fifth Street Finance Corp.	34,981	349
Firsthand Technology Value Fund, Inc.*	3,625	64
Gladstone Capital Corp.	9,414	74
Gladstone Investment Corp.	9,720	72
Golub Capital BDC, Inc.	6,021	91
GSV Capital Corp.*	8,212	76
Harris & Harris Group, Inc.*	13,969	53
Hercules Technology Growth Capital, Inc.	21,097	239
Home Loan Servicing Solutions Ltd.	6,015	81
Kohlberg Capital Corp.	8,775	64
Main Street Capital Corp.	10,176	246
MCG Capital Corp.	32,860	151
Medallion Financial Corp.	7,613	81
MVC Capital, Inc.	10,419	135
New Mountain Finance Corp.	3,591	51
NGP Capital Resources Co.	9,149	65
PennantPark Investment Corp.	23,894	247
Prospect Capital Corp.	51,819	590
Solar Capital Ltd.	15,541	346
TCP Capital Corp.	2,430	35
THL Credit, Inc.	5,017	68
TICC Capital Corp.	15,970	155
Triangle Capital Corp.	11,527	263

		5,565

Iron/Steel - 0.2%
AK Steel Holding Corp.	47,033	276
Metals USA Holdings Corp.*	5,135	82
Schnitzer Steel Industries, Inc., Class A	10,740	301
Shiloh Industries, Inc.	2,485	29
Universal Stainless & Alloy*	2,904	119

		807

Leisure Time - 0.6%
Arctic Cat, Inc.*	5,377	197
Black Diamond, Inc.*	8,909	84
Brunswick Corp.	37,976	844
Callaway Golf Co.	27,649	163
Interval Leisure Group, Inc.	16,480	313
Johnson Outdoors, Inc., Class A*	2,408	50
Life Time Fitness, Inc.*	18,227	848
Marine Products Corp.	4,396	27
Town Sports International Holdings, Inc.*	9,842	131
WMS Industries, Inc.*	23,429	467

		3,124

Lodging - 0.3%
Ameristar Casinos, Inc.	14,034	249
Boyd Gaming Corp.*	22,975	165
Caesars Entertainment Corp.*	15,743	179
Gaylord Entertainment Co.*	13,204	509
Marcus (The) Corp.	8,325	115
Monarch Casino & Resort, Inc.*	3,921	36
Morgans Hotel Group Co.*	9,682	45
MTR Gaming Group, Inc.*	9,598	46
Orient-Express Hotels Ltd., Class A*	41,191	345

EQUITY INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Lodging - 0.3% continued
Red Lion Hotels Corp.*	6,315	$55

		1,744

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	8,537	262

Machinery - Diversified - 1.4%
Alamo Group, Inc.	2,938	92
Albany International Corp., Class A	11,748	220
Altra Holdings, Inc.	11,751	186
Applied Industrial Technologies, Inc.	17,964	662
Briggs & Stratton Corp.	20,506	359
Cascade Corp.	3,851	181
Chart Industries, Inc.*	12,716	874
Cognex Corp.	18,211	576
Columbus McKinnon Corp.*	8,239	124
DXP Enterprises, Inc.*	3,742	155
Flow International Corp.*	20,268	64
Global Power Equipment Group, Inc.	7,303	160
Gorman-Rupp (The) Co.	6,573	196
Hurco Cos., Inc.*	2,852	59
Intermec, Inc.*	24,716	153
Intevac, Inc.*	9,973	75
iRobot Corp.*	11,663	258
Kadant, Inc.*	4,963	116
Lindsay Corp.	5,406	351
Middleby Corp.*	7,964	793
NACCO Industries, Inc., Class A	2,323	270
Robbins & Myers, Inc.	16,377	685
Sauer-Danfoss, Inc.	5,039	176
Tennant Co.	8,087	323
Twin Disc, Inc.	3,417	63

		7,171

Media - 0.7%
Beasley Broadcasting Group, Inc., Class A*	1,882	11
Belo Corp., Class A	40,096	258
Central European Media Enterprises Ltd., Class A*	15,028	76
Courier Corp.	4,688	62
Crown Media Holdings, Inc., Class A*	14,826	26
Cumulus Media, Inc., Class A*	23,950	72
Daily Journal Corp.*	416	36
Demand Media, Inc.*	12,733	143
Dial Global, Inc.*	1,499	5
Digital Domain Media Group, Inc.*	4,548	28
Digital Generation, Inc.*	11,529	143
Dolan (The) Co.*	12,573	85
E.W. Scripps (The) Co., Class A*	12,305	118
Entercom Communications Corp., Class A*	10,378	62
Entravision Communications Corp., Class A	18,339	22
Fisher Communications, Inc.*	3,601	108
Journal Communications, Inc., Class A*	18,222	94
Knology, Inc.*	13,252	261
LIN TV Corp., Class A*	14,366	43
Martha Stewart Living Omnimedia, Inc., Class A	11,920	41
McClatchy (The) Co., Class A*	24,987	55
Meredith Corp.	15,412	492
New York Times (The) Co., Class A*	57,957	452
Nexstar Broadcasting Group, Inc., Class A*	4,512	30
Outdoor Channel Holdings, Inc.	6,301	46
Saga Communications, Inc., Class A*	1,561	58
Salem Communications Corp., Class A	4,304	24
Scholastic Corp.	11,183	315
Sinclair Broadcast Group, Inc., Class A	21,628	196
Value Line, Inc.	300	4
World Wrestling Entertainment, Inc., Class A	11,179	87

		3,453

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.*	7,062	75
Ampco-Pittsburgh Corp.	3,441	63
CIRCOR International, Inc.	7,402	252
Dynamic Materials Corp.	5,847	101
Eastern (The) Co.	2,637	43
Furmanite Corp.*	16,563	80
Haynes International, Inc.	5,270	268
Kaydon Corp.	13,648	292
L.B. Foster Co., Class A	3,872	111
Mueller Industries, Inc.	11,544	492
Mueller Water Products, Inc., Class A	66,623	231
NN, Inc.*	7,395	75
Northwest Pipe Co.*	3,873	94
Olympic Steel, Inc.	3,887	64
Omega Flex, Inc.*	1,470	17
RBC Bearings, Inc.*	9,426	446
Rexnord Corp.*	12,253	246
RTI International Metals, Inc.*	12,896	292

NORTHERN FUNDS QUARTERLY REPORT    75    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Metal Fabrication/Hardware - 0.8% continued
Sun Hydraulics Corp.	8,790	$213
Worthington Industries, Inc.	22,205	455

		3,910

Mining - 1.0%
AMCOL International Corp.	10,719	303
Century Aluminum Co.*	21,899	161
Coeur d’Alene Mines Corp.*	38,220	671
General Moly, Inc.*	29,596	93
Globe Specialty Metals, Inc.	25,982	349
Gold Reserve, Inc.*	22,234	78
Gold Resource Corp.	12,684	330
Golden Minerals Co.*	12,760	58
Golden Star Resources Ltd.*	113,482	132
Hecla Mining Co.	121,294	576
Horsehead Holding Corp.*	18,359	183
Kaiser Aluminum Corp.	8,201	425
Materion Corp.	8,680	200
McEwen Mining, Inc.*	83,837	252
Midway Gold Corp.*	48,454	67
Noranda Aluminum Holding Corp.	14,159	113
Paramount Gold and Silver Corp.*	55,468	133
Revett Minerals, Inc.*	11,337	37
Stillwater Mining Co.*	49,217	420
United States Lime & Minerals, Inc.*	734	34
Uranerz Energy Corp.*	27,518	40
Uranium Energy Corp.*	36,053	83
US Antimony Corp.*	22,824	92
US Silica Holdings, Inc.*	4,741	53
Vista Gold Corp.*	24,695	72

		4,955

Miscellaneous Manufacturing - 2.0%
A.O. Smith Corp.	16,531	808
Actuant Corp., Class A	29,044	789
American Railcar Industries, Inc.*	3,941	107
AZZ, Inc.	5,375	329
Barnes Group, Inc.	23,069	560
Blount International, Inc.*	20,793	305
Ceradyne, Inc.	10,156	261
Chase Corp.	2,268	30
CLARCOR, Inc.	21,363	1,029
EnPro Industries, Inc.*	8,752	327
Fabrinet*	9,376	118
Federal Signal Corp.*	25,621	150
FreightCar America, Inc.	5,286	121
GP Strategies Corp.*	6,325	117
Handy & Harman Ltd.*	2,001	27
Hexcel Corp.*	42,351	1,092
Hillenbrand, Inc.	23,579	433
John Bean Technologies Corp.	11,973	163
Koppers Holdings, Inc.	8,833	300
LSB Industries, Inc.*	7,981	247
Lydall, Inc.*	7,641	103
Movado Group, Inc.	7,488	187
Myers Industries, Inc.	14,221	244
NL Industries, Inc.	2,645	33
Park-Ohio Holdings Corp.*	3,579	68
PMFG, Inc.*	9,198	72
Proto Labs, Inc.*	2,007	58
Raven Industries, Inc.	7,705	536
Smith & Wesson Holding Corp.*	27,576	229
Standex International Corp.	5,365	228
STR Holdings, Inc.*	12,282	56
Sturm Ruger & Co., Inc.	8,140	327
Tredegar Corp.	10,378	151
Trimas Corp.*	13,693	275

		9,880

Multi-National - 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,022	258

Office Furnishings - 0.4%
CompX International, Inc.	903	11
Herman Miller, Inc.	24,811	459
HNI Corp.	19,358	498
Interface, Inc.	24,922	340
Knoll, Inc.	20,394	274
Steelcase, Inc., Class A	32,839	297

		1,879

Oil & Gas - 3.1%
Abraxas Petroleum Corp.*	36,092	115
Adams Resources & Energy, Inc.	894	37
Alon USA Energy, Inc.	3,966	34
Apco Oil and Gas International, Inc.	3,682	66
Approach Resources, Inc.*	12,309	314
Arabian American Development Co.*	8,487	82
ATP Oil & Gas Corp.*	17,827	60
Berry Petroleum Co., Class A	22,275	883

EQUITY INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Oil & Gas - 3.1% continued
Bill Barrett Corp.*	20,476	$439
Bonanza Creek Energy, Inc.*	3,986	66
BPZ Resources, Inc.*	42,367	107
Callon Petroleum Co.*	17,812	76
Carrizo Oil & Gas, Inc.*	16,842	396
Clayton Williams Energy, Inc.*	2,462	119
Comstock Resources, Inc.*	20,467	336
Contango Oil & Gas Co.*	5,426	321
CREDO Petroleum Corp.*	2,920	42
Crimson Exploration, Inc.*	9,933	46
CVR Energy, Inc.*	7,168	191
Delek U.S. Holdings, Inc.	7,228	127
Endeavour International Corp.*	15,561	131
Energy Partners Ltd.*	11,907	201
Energy XXI Bermuda Ltd.	33,556	1,050
Evolution Petroleum Corp.*	7,536	63
Forest Oil Corp.*	50,122	367
FX Energy, Inc.*	21,605	129
Gastar Exploration Ltd.*	24,626	48
GeoResources, Inc.*	9,002	330
Goodrich Petroleum Corp.*	10,784	149
Gulfport Energy Corp.*	23,684	489
Halcon Resources Corp.*	29,967	283
Harvest Natural Resources, Inc.*	16,342	140
Hercules Offshore, Inc.*	67,414	239
Isramco, Inc.*	444	49
Kodiak Oil & Gas Corp.*	112,082	920
Magnum Hunter Resources Corp.*	62,671	262
Matador Resources Co.*	6,390	69
McMoRan Exploration Co.*	43,150	547
Midstates Petroleum Co, Inc.*	10,227	99
Miller Energy Resources, Inc.*	12,186	61
Northern Oil and Gas, Inc.*	27,014	431
Oasis Petroleum, Inc.*	33,977	822
Panhandle Oil and Gas, Inc., Class A	3,127	94
Parker Drilling Co.*	50,794	229
PDC Energy, Inc.*	12,737	312
Penn Virginia Corp.	19,488	143
Petroquest Energy, Inc.*	23,689	118
Quicksilver Resources, Inc.*	49,978	271
Resolute Energy Corp.*	20,533	196
Rex Energy Corp.*	18,355	206
Rosetta Resources, Inc.*	22,504	825
Sanchez Energy Corp.*	4,930	103
Stone Energy Corp.*	21,047	533
Swift Energy Co.*	18,239	339
Synergy Resources Corp.*	16,639	51
Triangle Petroleum Corp.*	19,072	106
Vaalco Energy, Inc.*	24,599	212
Vantage Drilling Co.*	81,459	122
Venoco, Inc.*	12,175	122
Voyager Oil & Gas, Inc.*	20,921	37
W&T Offshore, Inc.	15,040	230
Warren Resources, Inc.*	29,417	71
Western Refining, Inc.	24,367	543
ZaZa Energy Corp.*	10,557	48

		15,647

Oil & Gas Services - 1.6%
Basic Energy Services, Inc.*	13,125	135
Bolt Technology Corp.	3,626	54
C&J Energy Services, Inc.*	18,951	351
Cal Dive International, Inc.*	42,417	123
Dawson Geophysical Co.*	3,226	77
Dril-Quip, Inc.*	17,088	1,121
Edgen Group, Inc.*	6,352	48
Exterran Holdings, Inc.*	27,579	352
Flotek Industries, Inc.*	21,055	197
Forbes Energy Services Ltd.*	6,267	29
Forum Energy Technologies, Inc.*	9,435	186
Global Geophysical Services, Inc.*	7,624	47
Gulf Island Fabrication, Inc.	6,111	172
Helix Energy Solutions Group, Inc.*	44,937	737
Hornbeck Offshore Services, Inc.*	15,013	582
ION Geophysical Corp.*	56,108	370
Key Energy Services, Inc.*	64,231	488
Lufkin Industries, Inc.	14,291	776
Matrix Service Co.*	11,223	127
Mitcham Industries, Inc.*	5,405	92
Natural Gas Services Group, Inc.*	5,213	77
Newpark Resources, Inc.*	38,226	226
OYO Geospace Corp.*	2,710	244
Pioneer Drilling Co.*	25,705	205
T.G.C. Industries, Inc.*	6,187	60
Targa Resources Corp.	12,326	526
Tesco Corp.*	13,142	158
TETRA Technologies, Inc.*	33,362	238
Thermon Group Holdings, Inc.*	6,245	129
Union Drilling, Inc.*	5,121	23

NORTHERN FUNDS QUARTERLY REPORT    77    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Oil & Gas Services - 1.6% continued
Willbros Group, Inc.*	16,953	$110

		8,060

Packaging & Containers - 0.1%
AEP Industries, Inc.*	1,893	82
Graphic Packaging Holding Co.*	71,198	392
UFP Technologies, Inc.*	2,318	39

		513

Pharmaceuticals - 3.6%
Achillion Pharmaceuticals, Inc.*	22,616	140
Acura Pharmaceuticals, Inc.*	4,842	15
Akorn, Inc.*	24,161	381
Alkermes PLC*	52,047	883
Allos Therapeutics, Inc.*	34,655	62
Amicus Therapeutics, Inc.*	12,796	70
Ampio Pharmaceuticals, Inc.*	8,385	43
Anacor Pharmaceuticals, Inc.*	6,208	40
Anika Therapeutics, Inc.*	5,000	68
Antares Pharma, Inc.*	39,834	145
Array Biopharma, Inc.*	37,854	131
Auxilium Pharmaceuticals, Inc.*	20,565	553
AVANIR Pharmaceuticals, Inc., Class A*	57,663	226
BioDelivery Sciences International, Inc.*	9,027	41
BioScrip, Inc.*	18,678	139
Biospecifics Technologies Corp.*	2,081	39
Cadence Pharmaceuticals, Inc.*	25,566	91
Cempra, Inc.*	2,000	19
ChemoCentryx, Inc.*	2,014	30
Clovis Oncology, Inc.*	5,806	126
Corcept Therapeutics, Inc.*	17,621	79
Cornerstone Therapeutics, Inc.*	4,005	25
Cumberland Pharmaceuticals, Inc.*	5,033	33
Cytori Therapeutics, Inc.*	22,600	61
Depomed, Inc.*	24,622	140
Derma Sciences, Inc.*	3,900	37
Dusa Pharmaceuticals, Inc.*	8,841	46
Dyax Corp.*	41,786	89
Endocyte, Inc.*	12,577	103
Furiex Pharmaceuticals, Inc.*	3,122	65
Hi-Tech Pharmacal Co., Inc.*	4,549	147
Idenix Pharmaceuticals, Inc.*	31,776	327
Impax Laboratories, Inc.*	28,491	578
Infinity Pharmaceuticals, Inc.*	8,265	112
Ironwood Pharmaceuticals, Inc.*	31,936	440
Isis Pharmaceuticals, Inc.*	42,555	511
Jazz Pharmaceuticals Plc*	17,659	795
Keryx Biopharmaceuticals, Inc.*	29,662	53
Lannett Co., Inc.*	5,839	25
MannKind Corp.*	47,872	110
MAP Pharmaceuticals, Inc.*	10,573	158
Medicis Pharmaceutical Corp., Class A	24,442	835
Nature’s Sunshine Products, Inc.	4,847	73
Nektar Therapeutics*	48,716	393
Neogen Corp.*	10,001	462
Neurocrine Biosciences, Inc.*	28,133	223
Nutraceutical International Corp.*	3,830	59
Obagi Medical Products, Inc.*	7,785	119
Omega Protein Corp.*	8,356	62
Opko Health, Inc.*	46,226	213
Optimer Pharmaceuticals, Inc.*	20,000	310
Orexigen Therapeutics, Inc.*	25,625	142
Osiris Therapeutics, Inc.*	7,476	82
Pacira Pharmaceuticals, Inc.*	7,832	126
Pain Therapeutics, Inc.*	15,310	72
Par Pharmaceutical Cos., Inc.*	15,632	565
Pernix Therapeutics Holdings*	3,860	28
Pharmacyclics, Inc.*	23,132	1,263
PharMerica Corp.*	12,119	132
Pozen, Inc.*	11,870	74
Progenics Pharmaceuticals, Inc.*	13,198	129
Questcor Pharmaceuticals, Inc.*	22,858	1,217
Raptor Pharmaceutical Corp.*	20,981	117
Repros Therapeutics, Inc.*	6,295	57
Rigel Pharmaceuticals, Inc.*	30,348	282
Sagent Pharmaceuticals, Inc.*	3,984	72
Santarus, Inc.*	23,937	170
Schiff Nutrition International, Inc.*	5,681	102
Sciclone Pharmaceuticals, Inc.*	24,114	169
SIGA Technologies, Inc.*	16,034	46
Sucampo Pharmaceuticals, Inc., Class A*	4,606	32
Supernus Pharmaceuticals, Inc.*	1,961	18
Synageva BioPharma Corp.*	3,897	158
Synergy Pharmaceuticals, Inc.*	17,443	83
Synta Pharmaceuticals Corp.*	15,753	86
Synutra International, Inc.*	6,799	37
Targacept, Inc.*	12,498	54
Theravance, Inc.*	25,794	573
Threshold Pharmaceuticals, Inc.*	19,112	142

EQUITY INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Pharmaceuticals - 3.6% continued
USANA Health Sciences, Inc.*	2,499	$103
Vanda Pharmaceuticals, Inc.*	12,535	55
Ventrus Biosciences, Inc.*	5,303	23
Viropharma, Inc.*	29,647	703
Vivus, Inc.*	42,397	1,210
XenoPort, Inc.*	15,182	92
Zogenix, Inc.*	15,467	38

		18,177

Pipelines - 0.2%
Crosstex Energy, Inc.	17,541	246
SemGroup Corp., Class A*	17,773	567

		813

Real Estate - 0.3%
A.V. Homes, Inc.*	4,145	60
Consolidated-Tomoka Land Co.	1,920	55
Forestar Group, Inc.*	15,040	193
HFF, Inc., Class A*	13,859	193
Kennedy-Wilson Holdings, Inc.	14,903	209
Sovran Self Storage, Inc.	12,331	618
Thomas Properties Group, Inc.	13,665	74

		1,402

Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	18,638	432
AG Mortgage Investment Trust, Inc.	6,703	144
Agree Realty Corp.	4,720	104
Alexander’s, Inc.	892	385
American Assets Trust, Inc.	14,057	341
American Capital Mortgage Investment Corp.	15,415	368
Anworth Mortgage Asset Corp.	58,381	412
Apollo Commercial Real Estate Finance, Inc.	7,419	119
Apollo Residential Mortgage, Inc.	10,272	198
Ares Commercial Real Estate Corp.	3,266	57
ARMOUR Residential REIT, Inc.	75,573	537
Ashford Hospitality Trust, Inc.	22,946	193
Associated Estates Realty Corp.	18,079	270
Campus Crest Communities, Inc.	12,899	134
CapLease, Inc.	27,230	113
Capstead Mortgage Corp.	39,826	554
Cedar Shopping Centers, Inc.	25,503	129
Chatham Lodging Trust	5,636	81
Chesapeake Lodging Trust	13,670	235
Colonial Properties Trust	37,399	828
Colony Financial, Inc.	13,929	241
Coresite Realty Corp.	8,803	227
Cousins Properties, Inc.	39,195	304
CreXus Investment Corp.	28,490	290
CubeSmart	52,430	612
CYS Investments, Inc.	49,414	680
DCT Industrial Trust, Inc.	105,033	662
DiamondRock Hospitality Co.	71,449	729
DuPont Fabros Technology, Inc.	26,079	745
Dynex Capital, Inc.	23,093	240
EastGroup Properties, Inc.	12,101	645
Education Realty Trust, Inc.	40,311	447
Entertainment Properties Trust	19,921	819
Equity One, Inc.	23,337	495
Excel Trust, Inc.	14,297	171
FelCor Lodging Trust, Inc.*	52,753	248
First Industrial Realty Trust, Inc.*	37,699	476
First Potomac Realty Trust	21,679	255
Franklin Street Properties Corp.	30,858	326
Getty Realty Corp.	10,969	210
Gladstone Commercial Corp.	4,529	75
Glimcher Realty Trust	59,281	606
Government Properties Income Trust	15,785	357
Gramercy Capital Corp.*	19,395	49
Gyrodyne Co. of America, Inc.*	502	57
Healthcare Realty Trust, Inc.	33,143	790
Hersha Hospitality Trust	73,133	386
Highwoods Properties, Inc.	31,459	1,059
Hudson Pacific Properties, Inc.	15,231	265
Inland Real Estate Corp.	32,123	269
Invesco Mortgage Capital, Inc.	49,096	900
Investors Real Estate Trust	36,395	288
iStar Financial, Inc.*	35,942	232
Kite Realty Group Trust	24,399	122
LaSalle Hotel Properties	36,424	1,061
Lexington Realty Trust	50,499	428
LTC Properties, Inc.	12,908	468
Medical Properties Trust, Inc.	57,670	555
Mission West Properties, Inc.	7,657	66
Monmouth Real Estate Investment Corp., Class A	17,376	204
National Health Investors, Inc.	10,397	529
New York Mortgage Trust, Inc.	7,339	52
NorthStar Realty Finance Corp.	56,738	296
Omega Healthcare Investors, Inc.	44,990	1,012

NORTHERN FUNDS QUARTERLY REPORT    79    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Real Estate Investment Trusts - 7.0% continued
One Liberty Properties, Inc.	4,618	$87
Parkway Properties, Inc.	6,743	77
Pebblebrook Hotel Trust	22,327	520
Pennsylvania Real Estate Investment Trust	23,792	356
PennyMac Mortgage Investment Trust	17,496	345
Potlatch Corp.	17,150	548
PS Business Parks, Inc.	7,831	530
RAIT Financial Trust	22,211	103
Ramco-Gershenson Properties Trust	19,530	246
Redwood Trust, Inc.	33,638	420
Resource Capital Corp.	36,014	192
Retail Opportunity Investments Corp.	21,382	258
RLJ Lodging Trust	45,386	823
Rouse Properties, Inc.*	9,416	128
Sabra Health Care REIT, Inc.	15,734	269
Saul Centers, Inc.	3,330	143
Select Income REIT*	3,913	93
STAG Industrial, Inc.	10,146	148
Starwood Property Trust, Inc.	49,504	1,055
Strategic Hotels & Resorts, Inc.*	77,290	499
Summit Hotel Properties, Inc.	12,980	109
Sun Communities, Inc.	11,244	497
Sunstone Hotel Investors, Inc.*	50,649	557
Terreno Realty Corp.	5,431	82
Two Harbors Investment Corp.	91,151	944
UMH Properties, Inc.	5,597	60
Universal Health Realty Income Trust	5,051	210
Urstadt Biddle Properties, Inc., Class A	9,805	194
Washington Real Estate Investment Trust	28,241	803
Western Asset Mortgage Capital Corp.*	3,394	66
Whitestone REIT	4,533	63
Winthrop Realty Trust	12,532	152

		35,159

Retail - 6.2%
Aeropostale, Inc.*	34,544	616
AFC Enterprises, Inc.*	10,567	245
America’s Car-Mart, Inc.*	3,529	137
ANN, Inc.*	20,738	529
Asbury Automotive Group, Inc.*	12,030	285
Barnes & Noble, Inc.*	12,062	199
Bebe Stores, Inc.	15,860	93
Benihana, Inc.	4,486	72
Big 5 Sporting Goods Corp.	7,046	53
Biglari Holdings, Inc.*	524	202
BJ’s Restaurants, Inc.*	10,433	396
Bob Evans Farms, Inc.	12,390	498
Body Central Corp.*	6,845	62
Bon-Ton Stores (The), Inc.	6,139	48
Bravo Brio Restaurant Group, Inc.*	8,300	148
Brown Shoe Co., Inc.	18,212	235
Buckle (The), Inc.	11,797	467
Buffalo Wild Wings, Inc.*	7,894	684
Cabela’s, Inc.*	19,832	750
Caribou Coffee Co., Inc.*	8,963	116
Carrols Restaurant Group, Inc.*	6,791	40
Casey’s General Stores, Inc.	16,193	955
Cash America International, Inc.	12,491	550
Casual Male Retail Group, Inc.*	18,377	67
Cato (The) Corp., Class A	11,639	355
CEC Entertainment, Inc.	7,775	283
Cheesecake Factory (The), Inc.*	22,961	734
Children’s Place Retail Stores (The), Inc.*	10,313	514
Citi Trends, Inc.*	6,547	101
Coinstar, Inc.*	13,313	914
Collective Brands, Inc.*	25,882	554
Conn’s, Inc.*	6,674	99
Cost Plus, Inc.*	7,966	175
Cracker Barrel Old Country Store, Inc.	8,169	513
Denny’s Corp.*	39,856	177
Destination Maternity Corp.	5,654	122
DineEquity, Inc.*	6,502	290
Domino’s Pizza, Inc.	24,622	761
Einstein Noah Restaurant Group, Inc.	2,412	42
Express, Inc.*	38,021	691
Ezcorp, Inc., Class A*	20,397	479
Fiesta Restaurant Group, Inc.*	6,863	91
Fifth & Pacific Cos., Inc.*	46,224	496
Finish Line (The), Inc., Class A	21,761	455
First Cash Financial Services, Inc.*	12,209	490
Francesca’s Holdings Corp.*	14,791	400
Fred’s, Inc., Class A	15,743	241
Frisch’s Restaurants, Inc.	1,321	37
Genesco, Inc.*	10,406	626
Gordmans Stores, Inc.*	3,591	59
Group 1 Automotive, Inc.	9,744	444
Haverty Furniture Cos., Inc.	7,803	87
hhgregg, Inc.*	6,584	74
Hibbett Sports, Inc.*	11,273	651

EQUITY INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Retail - 6.2% continued
HOT Topic, Inc.	17,689	$171
HSN, Inc.	16,080	649
Ignite Restaurant Group, Inc.*	2,813	51
Jack in the Box, Inc.*	18,791	524
Jamba, Inc.*	30,266	59
Jos. A. Bank Clothiers, Inc.*	11,833	502
Kenneth Cole Productions, Inc., Class A*	3,410	51
Kirkland’s, Inc.*	6,027	68
Krispy Kreme Doughnuts, Inc.*	25,282	162
Lithia Motors, Inc., Class A	9,411	217
Luby’s, Inc.*	8,490	57
Lumber Liquidators Holdings, Inc.*	11,700	395
MarineMax, Inc.*	8,770	83
Mattress Firm Holding Corp.*	4,678	142
Men’s Wearhouse (The), Inc.	21,645	609
Nathan’s Famous, Inc.*	1,121	33
New York & Co., Inc.*	11,730	41
Office Depot, Inc.*	120,710	261
OfficeMax, Inc.*	35,946	182
Orchard Supply Hardware Stores Corp., Class A*	806	13
P.F. Chang’s China Bistro, Inc.	9,050	466
Pantry (The), Inc.*	9,984	147
Papa John’s International, Inc.*	7,728	368
PC Connection, Inc.	4,157	44
Penske Automotive Group, Inc.	17,856	379
Pep Boys - Manny, Moe & Jack (The)	22,934	227
Perfumania Holdings, Inc.*	2,148	18
PetMed Express, Inc.	8,415	102
Pier 1 Imports, Inc.	41,281	678
Pricesmart, Inc.	7,731	522
RadioShack Corp.	42,286	162
Red Robin Gourmet Burgers, Inc.*	6,246	191
Regis Corp.	24,526	441
Rite Aid Corp.*	280,556	393
Roundy’s, Inc.	8,814	90
Ruby Tuesday, Inc.*	26,914	183
Rue21, Inc.*	6,576	166
Rush Enterprises, Inc., Class A*	14,161	232
Ruth’s Hospitality Group, Inc.*	14,436	95
Saks, Inc.*	46,530	496
Shoe Carnival, Inc.	6,093	131
Sonic Automotive, Inc., Class A	17,114	234
Sonic Corp.*	25,894	259
Stage Stores, Inc.	13,059	239
Stein Mart, Inc.*	11,476	91
Steinway Musical Instruments, Inc.*	2,950	72
Susser Holdings Corp.*	4,745	176
Systemax, Inc.*	4,705	56
Talbots, Inc.*	28,041	71
Teavana Holdings, Inc.*	3,978	54
Texas Roadhouse, Inc.	26,527	489
Tilly’s, Inc.*	3,898	63
Tuesday Morning Corp.*	17,090	73
Vera Bradley, Inc.*	8,576	181
Vitamin Shoppe, Inc.*	12,516	688
West Marine, Inc.*	6,556	77
Wet Seal (The), Inc., Class A*	38,622	122
Winmark Corp.	960	56
Zumiez, Inc.*	9,305	368

		31,572

Savings & Loans - 1.1%
Astoria Financial Corp.	37,039	363
Bank Mutual Corp.	20,115	89
BankFinancial Corp.	8,916	67
Beneficial Mutual Bancorp, Inc.*	13,775	119
Berkshire Hills Bancorp, Inc.	9,410	207
BofI Holding, Inc.*	3,992	79
Brookline Bancorp, Inc.	29,697	263
BSB Bancorp, Inc.*	3,455	44
Cape Bancorp, Inc.*	5,106	42
Charter Financial Corp.	2,399	23
Clifton Savings Bancorp, Inc.	3,564	37
Dime Community Bancshares, Inc.	13,652	181
ESB Financial Corp.	4,713	62
ESSA Bancorp, Inc.	3,765	41
EverBank Financial Corp.*	9,489	103
First Defiance Financial Corp.	4,254	73
First Federal Bancshares of Arkansas, Inc.*	1,471	12
First Financial Holdings, Inc.	7,019	75
First Financial Northwest, Inc.*	6,759	55
First Pactrust Bancorp, Inc.	4,244	50
Flushing Financial Corp.	13,352	182
Fox Chase Bancorp, Inc.	5,737	83
Heritage Financial Group, Inc.	3,635	47
Hingham Institution for Savings	537	32
Home Bancorp, Inc.*	2,865	49
Home Federal Bancorp, Inc.	6,882	72
HomeStreet, Inc.*	1,760	56

NORTHERN FUNDS QUARTERLY REPORT    81    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Savings & Loans - 1.1% continued
Investors Bancorp, Inc.*	18,810	$284
Kaiser Federal Financial Group, Inc.	3,787	56
Kearny Financial Corp.	6,385	62
Meridian Interstate Bancorp, Inc.*	3,540	49
NASB Financial, Inc.*	1,778	35
Northfield Bancorp, Inc.	6,236	89
Northwest Bancshares, Inc.	41,481	486
OceanFirst Financial Corp.	6,317	91
Oritani Financial Corp.	19,266	277
Peoples Federal Bancshares, Inc.*	2,530	42
Provident Financial Holdings, Inc.	4,071	47
Provident Financial Services, Inc.	25,625	393
Provident New York Bancorp	14,053	107
Rockville Financial, Inc.	12,488	145
Roma Financial Corp.	3,362	29
SI Financial Group, Inc.	4,441	51
Territorial Bancorp, Inc.	4,878	111
United Financial Bancorp, Inc.	6,472	93
ViewPoint Financial Group	14,159	221
Waterstone Financial, Inc.*	3,096	12
Westfield Financial, Inc.	11,876	87
WSFS Financial Corp.	3,233	131

		5,404

Semiconductors - 3.3%
Aeroflex Holding Corp.*	8,201	50
Alpha & Omega Semiconductor Ltd.*	7,581	69
Amkor Technology, Inc.*	33,890	165
Anadigics, Inc.*	28,976	52
Applied Micro Circuits Corp.*	26,798	153
ATMI, Inc.*	13,647	281
AuthenTec, Inc.*	18,897	82
Axcelis Technologies, Inc.*	43,851	53
AXT, Inc.*	14,705	58
Brooks Automation, Inc.	28,466	269
Cabot Microelectronics Corp.	10,026	293
Cavium, Inc.*	21,136	592
Ceva, Inc.*	9,854	174
Cirrus Logic, Inc.*	27,416	819
Cohu, Inc.	10,452	106
Diodes, Inc.*	15,091	283
DSP Group, Inc.*	8,480	54
Emulex Corp.*	37,149	267
Entegris, Inc.*	58,343	498
Entropic Communications, Inc.*	37,400	211
Exar Corp.*	15,843	129
First Solar, Inc.*	25,614	386
Formfactor, Inc.*	21,279	138
FSI International, Inc.*	16,680	60
GSI Technology, Inc.*	9,326	44
GT Advanced Technologies, Inc.*	50,308	266
Hittite Microwave Corp.*	13,396	685
Inphi Corp.*	9,934	94
Integrated Device Technology, Inc.*	61,004	343
Integrated Silicon Solution, Inc.*	11,389	115
Intermolecular, Inc.*	5,882	46
International Rectifier Corp.*	29,418	588
Intersil Corp., Class A	54,182	577
IXYS Corp.*	10,432	116
Kopin Corp.*	29,620	102
Lattice Semiconductor Corp.*	49,187	185
LTX-Credence Corp.*	21,306	143
Mattson Technology, Inc.*	24,840	43
MaxLinear, Inc., Class A*	9,375	46
MEMC Electronic Materials, Inc.*	98,146	213
Micrel, Inc.	21,085	201
Microsemi Corp.*	37,788	699
Mindspeed Technologies, Inc.*	14,584	36
MIPS Technologies, Inc.*	20,324	136
MKS Instruments, Inc.	22,317	646
Monolithic Power Systems, Inc.*	12,964	258
MoSys, Inc.*	14,890	48
Nanometrics, Inc.*	9,978	153
Omnivision Technologies, Inc.*	22,270	298
Pericom Semiconductor Corp.*	9,918	89
Photronics, Inc.*	25,679	157
PLX Technology, Inc.*	18,372	117
Power Integrations, Inc.	12,066	450
QLogic Corp.*	41,441	567
QuickLogic Corp.*	16,448	41
Rambus, Inc.*	46,931	269
Richardson Electronics Ltd.	5,470	67
Rubicon Technology, Inc.*	6,936	71
Rudolph Technologies, Inc.*	13,828	121
Semtech Corp.*	27,855	677
Sigma Designs, Inc.*	13,962	89
Silicon Image, Inc.*	35,872	148
Standard Microsystems Corp.*	9,803	362
Supertex, Inc.*	4,177	79

EQUITY INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Semiconductors - 3.3% continued
Tessera Technologies, Inc.	22,062	$339
TriQuint Semiconductor, Inc.*	71,664	394
Ultra Clean Holdings*	10,073	65
Ultratech, Inc.*	11,139	351
Veeco Instruments, Inc.*	16,456	565
Volterra Semiconductor Corp.*	10,785	253

		16,594

Software - 4.1%
Accelrys, Inc.*	23,553	191
ACI Worldwide, Inc.*	16,895	747
Actuate Corp.*	20,893	145
Acxiom Corp.*	32,998	499
Advent Software, Inc.*	13,285	360
American Software, Inc., Class A	9,921	79
Aspen Technology, Inc.*	39,783	921
athenahealth, Inc.*	15,225	1,205
Audience, Inc.*	2,565	49
AVG Technologies N.V.*	3,204	42
Avid Technology, Inc.*	12,939	96
Blackbaud, Inc.	19,159	492
Bottomline Technologies, Inc.*	14,883	269
Callidus Software, Inc.*	14,717	73
CommVault Systems, Inc.*	18,991	941
Computer Programs & Systems, Inc.	4,764	273
Cornerstone OnDemand, Inc.*	14,301	340
CSG Systems International, Inc.*	14,153	245
Deltek, Inc.*	9,420	109
Demandware, Inc.*	2,778	66
Digi International, Inc.*	11,138	114
Ebix, Inc.	12,217	244
Envestnet, Inc.*	8,807	106
EPAM Systems, Inc.*	2,063	35
EPIQ Systems, Inc.	13,771	169
EPocrates, Inc.*	7,868	63
Fair Isaac Corp.	14,567	616
FalconStor Software, Inc.*	14,414	38
Geeknet, Inc.*	2,087	41
Glu Mobile, Inc.*	22,963	127
Greenway Medical Technologies*	3,557	58
Guidance Software, Inc.*	5,998	57
Guidewire Software, Inc.*	8,236	232
Imperva, Inc.*	4,131	119
inContact, Inc.*	13,703	69
Infoblox, Inc.*	3,290	75
InnerWorkings, Inc.*	13,490	182
Innodata Isogen, Inc.*	9,414	64
Interactive Intelligence Group, Inc.*	6,224	176
JDA Software Group, Inc.*	18,086	537
Jive Software, Inc.*	6,877	144
Mantech International Corp., Class A	9,829	231
Market Leader, Inc.*	9,322	47
MedAssets, Inc.*	24,755	333
Medidata Solutions, Inc.*	9,439	308
Mediware Information Systems*	1,456	21
MicroStrategy, Inc., Class A*	3,621	470
MModal, Inc.*	16,729	217
Monotype Imaging Holdings, Inc.*	15,512	260
Omnicell, Inc.*	14,403	211
OPNET Technologies, Inc.	6,348	169
Parametric Technology Corp.*	50,845	1,066
PDF Solutions, Inc.*	10,230	101
Pegasystems, Inc.	7,306	241
Pervasive Software, Inc.*	5,576	42
Progress Software Corp.*	26,718	558
Proofpoint, Inc.*	2,677	45
PROS Holdings, Inc.*	9,273	156
QAD, Inc., Class A	2,801	40
QLIK Technologies, Inc.*	36,294	803
Quality Systems, Inc.	16,798	462
Quest Software, Inc.*	23,805	663
RealPage, Inc.*	15,230	353
Rosetta Stone, Inc.*	4,468	62
Sapiens International Corp N.V.*	5,785	21
Schawk, Inc.	4,978	63
SciQuest, Inc.*	7,571	136
Seachange International, Inc.*	12,097	100
SS&C Technologies Holdings, Inc.*	14,382	360
Synchronoss Technologies, Inc.*	11,749	217
SYNNEX Corp.*	11,175	385
Take-Two Interactive Software, Inc.*	33,236	314
Tangoe, Inc.*	12,675	270
Tyler Technologies, Inc.*	12,770	515
Ultimate Software Group, Inc.*	11,314	1,008
Verint Systems, Inc.*	9,253	273

		20,929

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	16,268	234

NORTHERN FUNDS QUARTERLY REPORT    83    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Storage/Warehousing - 0.1% continued
Wesco Aircraft Holdings, Inc.*	7,498	$96

		330

Telecommunications - 3.0%
8X8, Inc.*	30,029	126
ADTRAN, Inc.	27,087	818
Anaren, Inc.*	6,435	126
Anixter International, Inc.	11,991	636
Arris Group, Inc.*	48,030	668
Aruba Networks, Inc.*	47,544	716
Atlantic Tele-Network, Inc.	3,959	134
Aviat Networks, Inc.*	26,975	76
Aware, Inc.	4,856	31
Black Box Corp.	7,472	214
CalAmp Corp.*	12,180	89
Calix, Inc.*	16,400	135
Cbeyond, Inc.*	10,773	73
Ciena Corp.*	42,157	690
Cincinnati Bell, Inc.*	84,635	315
Comtech Telecommunications Corp.	8,058	230
Comverse Technology, Inc.*	93,114	542
Consolidated Communications Holdings, Inc.	12,731	188
DigitalGlobe, Inc.*	15,454	234
Extreme Networks, Inc.*	39,966	137
Fairpoint Communications, Inc.*	9,525	59
Finisar Corp.*	38,813	581
General Communication, Inc., Class A*	16,118	134
GeoEye, Inc.*	6,428	100
Globecomm Systems, Inc.*	9,777	99
Harmonic, Inc.*	50,214	214
Hawaiian Telcom Holdco, Inc.*	4,344	85
HickoryTech Corp.	5,685	63
IDT Corp., Class B	6,219	61
Infinera Corp.*	46,628	319
InterDigital, Inc.	18,912	558
Iridium Communications, Inc.*	21,114	189
Ixia*	17,912	215
KVH Industries, Inc.*	6,568	82
Leap Wireless International, Inc.*	22,595	145
LogMeIn, Inc.*	9,378	286
Loral Space & Communications, Inc.	4,668	314
Lumos Networks Corp.	6,224	59
Neonode, Inc.*	9,551	59
NeoPhotonics Corp.*	8,286	41
Netgear, Inc.*	16,147	557
Neutral Tandem, Inc.*	11,934	157
NTELOS Holdings Corp.	6,501	123
NumereX Corp., Class A*	4,440	41
Oclaro, Inc.*	23,540	72
Oplink Communications, Inc.*	8,091	109
ORBCOMM, Inc.*	16,080	52
Parkervision, Inc.*	32,230	77
Plantronics, Inc.	18,068	603
Preformed Line Products Co.	922	53
Premiere Global Services, Inc.*	21,650	182
Primus Telecommunications Group, Inc.	5,144	80
Procera Networks, Inc.*	8,253	201
RF Micro Devices, Inc.*	118,259	503
RigNet, Inc.*	5,224	91
Shenandoah Telecommunications Co.	9,816	134
ShoreTel, Inc.*	20,725	91
Sonus Networks, Inc.*	88,429	190
SureWest Communications	5,899	124
Sycamore Networks, Inc.*	8,694	126
Symmetricom, Inc.*	17,163	103
TeleNav, Inc.*	7,857	48
Tellabs, Inc.	155,707	518
Telular Corp.	7,003	65
Tessco Technologies, Inc.	2,283	50
Ubiquiti Networks, Inc.*	4,458	64
USA Mobility, Inc.	9,344	120
Viasat, Inc.*	15,953	603
Vonage Holdings Corp.*	67,632	136
Westell Technologies, Inc., Class A*	20,435	49

		15,163

Textiles - 0.1%
Culp, Inc.	3,669	38
G&K Services, Inc., Class A	8,013	250
Unifirst Corp.	6,168	393

		681

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.	11,143	179
Leapfrog Enterprises, Inc.*	21,445	220

		399

Transportation - 1.7%
Air Transport Services Group, Inc.*	23,123	120
Arkansas Best Corp.	11,079	140

EQUITY INDEX FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Transportation - 1.7% continued
Atlas Air Worldwide Holdings, Inc.*	11,241	$489
Bristow Group, Inc.	15,217	619
CAI International, Inc.*	5,467	109
Celadon Group, Inc.	8,693	142
Echo Global Logistics, Inc.*	6,268	120
Forward Air Corp.	12,366	399
Frontline Ltd.	21,318	97
GasLog Ltd.*	9,997	102
Genco Shipping & Trading Ltd.*	14,160	43
Genesee & Wyoming, Inc., Class A*	17,230	910
Gulfmark Offshore, Inc., Class A*	11,415	389
Heartland Express, Inc.	20,166	289
HUB Group, Inc., Class A*	15,784	571
International Shipholding Corp.	2,397	45
Knight Transportation, Inc.	24,396	390
Knightsbridge Tankers Ltd.	10,665	87
Marten Transport Ltd.	6,466	137
Nordic American Tankers Ltd.	22,518	306
Old Dominion Freight Line, Inc.*	20,200	874
Overseas Shipholding Group, Inc.	10,473	116
Pacer International, Inc.*	14,652	79
Patriot Transportation Holding, Inc.*	2,699	64
PHI, Inc. (Non Voting)*	5,542	154
Quality Distribution, Inc.*	9,078	101
RailAmerica, Inc.*	8,033	194
Rand Logistics, Inc.*	7,472	64
Roadrunner Transportation Systems, Inc.*	5,442	92
Saia, Inc.*	7,008	153
Scorpio Tankers, Inc.*	16,031	102
Ship Finance International Ltd.	19,235	301
Swift Transportation Co.*	33,586	317
Teekay Tankers Ltd., Class A	26,809	122
Universal Truckload Services, Inc.	2,412	37
Werner Enterprises, Inc.	18,791	449
XPO Logistics, Inc.*	7,489	126

		8,849

Trucking & Leasing - 0.2%
AMERCO	3,685	331
Greenbrier Cos., Inc.*	9,713	171
TAL International Group, Inc.	12,425	416
Textainer Group Holdings Ltd.	5,230	193
Willis Lease Finance Corp.*	2,340	29

		1,140

Water - 0.3%
American States Water Co.	7,949	315
Artesian Resources Corp., Class A	3,420	74
California Water Service Group	17,718	327
Connecticut Water Service, Inc.	3,736	108
Consolidated Water Co. Ltd.	6,542	54
Middlesex Water Co.	6,551	124
PICO Holdings, Inc.*	9,625	216
SJW Corp.	5,868	141
York Water Co.	5,634	101

		1,460

Total Common Stocks (Cost $445,857)		488,920

OTHER - 0.0%
Machinery - Diversified - 0.0%
Escrow Gerber Scientific, Inc.(1) *	8,824	—
Oil & Gas - 0.0%
Escrow DLB Oil & Gas(1) *	800	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Savings & Loans - 0.0%
CSF Holdings, Inc.*	4,212	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Oil & Gas - 0.0%
Magnum Hunter Resources Corp. Exp. 10/14/13, Strike $10.50*	3,855	$—

Total Warrants (Cost $ — )		—

NORTHERN FUNDS QUARTERLY REPORT    85    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	13,593,532	$13,593

Total Investment Companies (Cost $13,593)		13,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.14%, 11/1/12(4)	$2,160	$2,159

Total Short-Term Investments (Cost $2,159)		2,159

Total Investments - 99.9% (Cost $461,609)		504,672

Other Assets less Liabilities - 0.1%		697

NET ASSETS - 100.0%		$505,369

(1)	Security listed as escrow is considered to be worthless.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $10,877,000 with net purchases of approximately $2,716,000 during the three months ended June 30, 2012.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	221	$17,578	Long	9/12	$991

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$464,430

Gross tax appreciation of investments	$88,199
Gross tax depreciation of investments	(47,957)

Net tax appreciation of investments	$40,242

At June 30, 2012, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.8%
Consumer Staples	3.7
Energy	6.0
Financials	21.3
Health Care	13.4
Industrials	15.0
Information Technology	17.6
Materials	4.7
Telecommunication Services	0.9
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$488,920	(1)	$—	$—	$488,920
Investment Companies	13,593		—	—	13,593
Short-Term Invetments	—		2,159	—	2,159

Total Investments	$502,513		$2,159	$—	$504,672

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$991		$—	$—	$991

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Advertising - 0.1%
Interpublic Group of (The) Cos., Inc.	113,853	$1,235
Omnicom Group, Inc.	68,741	3,341

		4,576

Aerospace/Defense - 1.9%
Boeing (The) Co.	189,048	14,046
General Dynamics Corp.	91,051	6,006
Goodrich Corp.	31,758	4,030
L-3 Communications Holdings, Inc.	24,504	1,813
Lockheed Martin Corp.	67,186	5,851
Northrop Grumman Corp.	63,751	4,067
Raytheon Co.	84,036	4,756
Rockwell Collins, Inc.	36,522	1,802
United Technologies Corp.	229,992	17,371

		59,742

Agriculture - 2.1%
Altria Group, Inc.	512,958	17,723
Archer-Daniels-Midland Co.	166,706	4,921
Lorillard, Inc.	32,845	4,334
Philip Morris International, Inc.	430,376	37,554
Reynolds American, Inc.	83,165	3,732

		68,264

Airlines - 0.1%
Southwest Airlines Co.	190,825	1,759

Apparel - 0.6%
Coach, Inc.	72,485	4,239
NIKE, Inc., Class B	92,481	8,118
Ralph Lauren Corp.	16,290	2,281
VF Corp.	22,013	2,938

		17,576

Auto Manufacturers - 0.4%
Ford Motor Co.	962,910	9,234
PACCAR, Inc.	89,936	3,525

		12,759

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.*	28,909	1,896
Goodyear Tire & Rubber (The) Co.*	63,119	745
Johnson Controls, Inc.	171,368	4,749

		7,390

Banks - 6.5%
Bank of America Corp.	2,719,463	22,245
Bank of New York Mellon (The) Corp.	300,692	6,600
BB&T Corp.	175,679	5,420
Capital One Financial Corp.	146,534	8,010
Citigroup, Inc.	740,016	20,284
Comerica, Inc.	49,601	1,523
Fifth Third Bancorp	231,893	3,107
First Horizon National Corp.	65,390	566
First Horizon National Corp. - (Fractional Shares)*	204,131	—
Goldman Sachs Group (The), Inc.	124,050	11,891
Huntington Bancshares, Inc.	215,085	1,377
JPMorgan Chase & Co.	959,998	34,301
KeyCorp	237,526	1,838
M&T Bank Corp.	31,867	2,631
Morgan Stanley	383,531	5,596
Northern Trust Corp.(1) (2)	61,079	2,811
PNC Financial Services Group, Inc.	133,819	8,178
Regions Financial Corp.	356,037	2,403
State Street Corp.	122,729	5,479
SunTrust Banks, Inc.	136,457	3,306
U.S. Bancorp	478,536	15,390
Wells Fargo & Co.	1,341,163	44,848
Zions Bancorporation	45,579	885

		208,689

Beverages - 2.7%
Beam, Inc.	40,082	2,505
Brown-Forman Corp., Class B	25,129	2,434
Coca-Cola (The) Co.	568,982	44,489
Coca-Cola Enterprises, Inc.	76,003	2,131
Constellation Brands, Inc., Class A*	41,934	1,135
Dr Pepper Snapple Group, Inc.	53,586	2,344
Molson Coors Brewing Co., Class B	39,988	1,664
Monster Beverage Corp.*	38,709	2,756
PepsiCo, Inc.	394,390	27,867

		87,325

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc.*	48,458	4,812
Amgen, Inc.	196,225	14,332
Biogen Idec, Inc.*	60,501	8,735
Celgene Corp.*	111,318	7,142
Gilead Sciences, Inc.*	190,743	9,782
Life Technologies Corp.*	44,481	2,001

		46,804

NORTHERN FUNDS QUARTERLY REPORT    87    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Building Materials - 0.0%
Masco Corp.	88,110	$1,222

Chemicals - 2.3%
Air Products & Chemicals, Inc.	53,722	4,337
Airgas, Inc.	17,287	1,452
CF Industries Holdings, Inc.	16,493	3,195
Dow Chemical (The) Co.	301,584	9,500
E.I. du Pont de Nemours & Co.	236,370	11,953
Eastman Chemical Co.	34,524	1,739
Ecolab, Inc.	74,159	5,082
FMC Corp.	34,202	1,829
International Flavors & Fragrances, Inc.	20,729	1,136
Monsanto Co.	134,848	11,163
Mosaic (The) Co.	75,048	4,110
PPG Industries, Inc.	38,316	4,066
Praxair, Inc.	75,634	8,224
Sherwin-Williams (The) Co.	21,790	2,884
Sigma-Aldrich Corp.	30,446	2,251

		72,921

Coal - 0.1%
Alpha Natural Resources, Inc.*	56,276	490
Consol Energy, Inc.	57,231	1,731
Peabody Energy Corp.	68,625	1,683

		3,904

Commercial Services - 1.6%
Apollo Group, Inc., Class A*	27,802	1,006
Automatic Data Processing, Inc.	123,501	6,874
DeVry, Inc.	15,433	478
Equifax, Inc.	30,604	1,426
H&R Block, Inc.	75,341	1,204
Iron Mountain, Inc.	42,519	1,401
Mastercard, Inc., Class A	26,757	11,509
Moody’s Corp.	50,484	1,845
Paychex, Inc.	81,348	2,555
Quanta Services, Inc.*	54,078	1,302
R.R. Donnelley & Sons Co.	46,192	544
Robert Half International, Inc.	36,325	1,038
SAIC, Inc.	71,015	861
Total System Services, Inc.	41,053	982
Visa, Inc., Class A	125,692	15,539
Western Union (The) Co.	153,140	2,579

		51,143

Computers - 7.9%
Accenture PLC, Class A	162,964	9,793
Apple, Inc.*	235,899	137,765
Cognizant Technology Solutions Corp., Class A*	76,401	4,584
Computer Sciences Corp.	39,964	992
Dell, Inc.*	375,277	4,698
EMC Corp.*	530,132	13,587
Hewlett-Packard Co.	497,722	10,009
International Business Machines Corp.	291,007	56,915
Lexmark International, Inc., Class A	17,905	476
NetApp, Inc.*	91,443	2,910
SanDisk Corp.*	61,091	2,229
Seagate Technology PLC	95,476	2,361
Teradata Corp.*	42,876	3,087
Western Digital Corp.*	58,920	1,796

		251,202

Cosmetics/Personal Care - 1.9%
Avon Products, Inc.	108,571	1,760
Colgate-Palmolive Co.	120,280	12,521
Estee Lauder (The) Cos., Inc., Class A	56,638	3,065
Procter & Gamble (The) Co.	691,156	42,334

		59,680

Distribution/Wholesale - 0.3%
Fastenal Co.	74,379	2,998
Fossil, Inc.*	13,074	1,001
Genuine Parts Co.	39,277	2,367
W.W. Grainger, Inc.	15,349	2,935

		9,301

Diversified Financial Services - 1.7%
American Express Co.	252,947	14,724
Ameriprise Financial, Inc.	54,696	2,858
BlackRock, Inc.	32,212	5,470
Charles Schwab (The) Corp.	271,805	3,514
CME Group, Inc.	16,741	4,488
Discover Financial Services	133,491	4,616
E*TRADE Financial Corp.*	61,066	491
Federated Investors, Inc., Class B	24,183	528
Franklin Resources, Inc.	35,778	3,971
IntercontinentalExchange, Inc.*	18,308	2,490
Invesco Ltd.	114,074	2,578
Legg Mason, Inc.	32,444	856
NASDAQ OMX Group (The), Inc.	30,520	692
NYSE Euronext	64,138	1,641
SLM Corp.	123,266	1,937

EQUITY INDEX FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Diversified Financial Services - 1.7% continued
T. Rowe Price Group, Inc.	64,631	$4,069

		54,923

Electric - 3.3%
AES (The) Corp.*	161,972	2,078
Ameren Corp.	61,298	2,056
American Electric Power Co., Inc.	121,913	4,864
CMS Energy Corp.	65,390	1,537
Consolidated Edison, Inc.	73,920	4,597
Dominion Resources, Inc.	143,590	7,754
DTE Energy Co.	42,847	2,542
Duke Energy Corp.*	337,570	7,784
Edison International	82,239	3,799
Entergy Corp.	44,755	3,038
Exelon Corp.	214,511	8,070
FirstEnergy Corp.	105,398	5,185
Integrys Energy Group, Inc.	19,980	1,136
NextEra Energy, Inc.	104,880	7,217
Northeast Utilities	79,178	3,073
NRG Energy, Inc.*	58,990	1,024
Pepco Holdings, Inc.	57,848	1,132
PG&E Corp.	106,456	4,819
Pinnacle West Capital Corp.	27,736	1,435
PPL Corp.	146,452	4,073
Progress Energy, Inc.	74,834	4,503
Public Service Enterprise Group, Inc.	127,539	4,145
SCANA Corp.	29,451	1,409
Southern (The) Co.	219,372	10,157
TECO Energy, Inc.	55,139	996
Wisconsin Energy Corp.	58,330	2,308
Xcel Energy, Inc.	123,011	3,495

		104,226

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	184,966	8,616
Molex, Inc.	33,709	807

		9,423

Electronics - 1.1%
Agilent Technologies, Inc.	87,505	3,434
Amphenol Corp., Class A	41,078	2,256
FLIR Systems, Inc.	39,572	772
Honeywell International, Inc.	196,759	10,987
Jabil Circuit, Inc.	45,061	916
PerkinElmer, Inc.	29,659	765
TE Connectivity Ltd.	107,230	3,422
Thermo Fisher Scientific, Inc.	92,131	4,782
Tyco International Ltd.	117,061	6,187
Waters Corp.*	22,428	1,782

		35,303

Engineering & Construction - 0.1%
Fluor Corp.	42,655	2,105
Jacobs Engineering Group, Inc.*	32,342	1,224

		3,329

Entertainment - 0.0%
International Game Technology	73,001	1,150

Environmental Control - 0.2%
Republic Services, Inc.	79,257	2,097
Stericycle, Inc.*	21,324	1,955
Waste Management, Inc.	116,202	3,881

		7,933

Food - 1.8%
Campbell Soup Co.	44,484	1,485
ConAgra Foods, Inc.	104,322	2,705
Dean Foods Co.*	46,774	796
General Mills, Inc.	163,803	6,313
H.J. Heinz Co.	80,658	4,386
Hershey (The) Co.	38,697	2,787
Hormel Foods Corp.	34,023	1,035
J.M. Smucker (The) Co.	28,585	2,159
Kellogg Co.	62,105	3,064
Kraft Foods, Inc., Class A	447,297	17,274
Kroger (The) Co.	141,812	3,289
McCormick & Co., Inc. (Non Voting)	33,368	2,024
Safeway, Inc.	60,314	1,095
Sysco Corp.	147,332	4,392
Tyson Foods, Inc., Class A	72,278	1,361
Whole Foods Market, Inc.	41,432	3,949

		58,114

Forest Products & Paper - 0.3%
International Paper Co.	110,317	3,189
MeadWestvaco Corp.	43,741	1,258
Plum Creek Timber Co., Inc.	40,833	1,621
Weyerhaeuser Co.	135,249	3,024

		9,092

Gas - 0.3%
AGL Resources, Inc.	28,962	1,123

NORTHERN FUNDS QUARTERLY REPORT    89    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Gas - 0.3% continued
CenterPoint Energy, Inc.	107,505	$2,222
NiSource, Inc.	71,766	1,776
Sempra Energy	60,583	4,173

		9,294

Hand/Machine Tools - 0.1%
Snap-on, Inc.	14,420	898
Stanley Black & Decker, Inc.	43,519	2,801

		3,699

Healthcare - Products - 1.8%
Baxter International, Inc.	139,059	7,391
Becton, Dickinson and Co.	51,317	3,836
Boston Scientific Corp.*	357,227	2,026
C.R. Bard, Inc.	21,215	2,279
CareFusion Corp.*	56,455	1,450
Covidien PLC	121,738	6,513
DENTSPLY International, Inc.	36,269	1,371
Edwards Lifesciences Corp.*	28,810	2,976
Hospira, Inc.*	41,461	1,450
Intuitive Surgical, Inc.*	10,024	5,551
Medtronic, Inc.	262,114	10,152
Patterson Cos., Inc.	22,870	788
St. Jude Medical, Inc.	79,330	3,166
Stryker Corp.	81,590	4,496
Varian Medical Systems, Inc.*	28,511	1,733
Zimmer Holdings, Inc.	44,070	2,836

		58,014

Healthcare - Services - 1.2%
Aetna, Inc.	87,135	3,378
Cigna Corp.	72,263	3,180
Coventry Health Care, Inc.	36,110	1,148
DaVita, Inc.*	23,434	2,301
Humana, Inc.	41,363	3,203
Laboratory Corp. of America Holdings*	24,315	2,252
Quest Diagnostics, Inc.	39,959	2,394
Tenet Healthcare Corp.*	105,021	550
UnitedHealth Group, Inc.	261,741	15,312
WellPoint, Inc.	83,503	5,327

		39,045

Holding Companies - Diversified - 0.0%
Leucadia National Corp.	49,748	1,058

Home Builders - 0.1%
D.R. Horton, Inc.	69,172	1,272
Lennar Corp., Class A	41,574	1,285
Pulte Group, Inc.*	81,985	877

		3,434

Home Furnishings - 0.1%
Harman International Industries, Inc.	18,410	729
Whirlpool Corp.	19,684	1,204

		1,933

Household Products/Wares - 0.4%
Avery Dennison Corp.	25,594	700
Clorox (The) Co.	32,817	2,378
Kimberly-Clark Corp.	99,205	8,310

		11,388

Housewares - 0.0%
Newell Rubbermaid, Inc.	72,386	1,313

Insurance - 3.5%
ACE Ltd.	85,617	6,347
Aflac, Inc.	117,644	5,010
Allstate (The) Corp.	124,055	4,353
American International Group, Inc.*	161,015	5,167
American International Group, Inc. - (Fractional Shares)*	11,638	—
Aon PLC	81,910	3,832
Assurant, Inc.	21,078	734
Berkshire Hathaway, Inc., Class B*	443,699	36,973
Chubb (The) Corp.	68,278	4,972
Cincinnati Financial Corp.	40,515	1,542
Genworth Financial, Inc., Class A*	126,586	717
Hartford Financial Services Group, Inc.	110,933	1,956
Lincoln National Corp.	71,009	1,553
Loews Corp.	76,916	3,147
Marsh & McLennan Cos., Inc.	138,376	4,460
MetLife, Inc.	268,755	8,291
Principal Financial Group, Inc.	75,914	1,991
Progressive (The) Corp.	154,031	3,208
Prudential Financial, Inc.	118,369	5,733
Torchmark Corp.	24,699	1,249
Travelers (The) Cos., Inc.	98,193	6,269
Unum Group	72,300	1,383
XL Group PLC	78,994	1,662

		110,549

Internet - 2.9%
Amazon.com, Inc.*	90,934	20,765
eBay, Inc.*	289,938	12,180

EQUITY INDEX FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Internet - 2.9% continued
Expedia, Inc.	22,766	$1,094
F5 Networks, Inc.*	19,944	1,986
Google, Inc., Class A*	64,158	37,216
Netflix, Inc.*	13,812	946
priceline.com, Inc.*	12,543	8,335
Symantec Corp.*	180,393	2,635
TripAdvisor, Inc.*	24,232	1,083
VeriSign, Inc.*	40,277	1,755
Yahoo!, Inc.*	305,913	4,843

		92,838

Iron/Steel - 0.2%
Allegheny Technologies, Inc.	27,685	883
Cliffs Natural Resources, Inc.	35,768	1,763
Nucor Corp.	79,824	3,025
United States Steel Corp.	35,648	735

		6,406

Leisure Time - 0.2%
Carnival Corp.	114,139	3,912
Harley-Davidson, Inc.	58,562	2,678

		6,590

Lodging - 0.3%
Marriott International, Inc., Class A	67,402	2,642
Marriott International, Inc., Class A - (Fractional Shares)*	79,497	—
Starwood Hotels & Resorts Worldwide, Inc.	49,471	2,624
Wyndham Worldwide Corp.	36,817	1,942
Wynn Resorts Ltd.	20,010	2,075

		9,283

Machinery - Construction & Mining - 0.5%
Caterpillar, Inc.	164,736	13,988
Joy Global, Inc.	26,639	1,511

		15,499

Machinery - Diversified - 0.6%
Cummins, Inc.	48,338	4,685
Deere & Co.	100,531	8,130
Flowserve Corp.	13,673	1,569
Rockwell Automation, Inc.	35,872	2,370
Roper Industries, Inc.	24,431	2,408
Xylem, Inc.	47,247	1,189

		20,351

Media - 3.2%
Cablevision Systems Corp., Class A	55,171	$733
CBS Corp., Class B (Non Voting)	163,450	5,358
Comcast Corp., Class A	680,764	21,764
DIRECTV, Class A*	165,195	8,065
Discovery Communications, Inc., Class A*	64,135	3,463
Gannett Co., Inc.	57,480	847
McGraw-Hill (The) Cos., Inc.	70,018	3,151
News Corp., Class A	531,570	11,849
Scripps Networks Interactive, Inc., Class A	23,361	1,328
Time Warner Cable, Inc.	79,111	6,495
Time Warner, Inc.	242,102	9,321
Viacom, Inc., Class B	133,150	6,261
Walt Disney (The) Co.	451,340	21,890
Washington Post (The) Co., Class B	1,253	468

		100,993

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	36,569	6,015

Mining - 0.6%
Alcoa, Inc.	268,777	2,352
Freeport-McMoRan Copper & Gold, Inc.	240,183	8,183
Newmont Mining Corp.	124,714	6,050
Titanium Metals Corp.	19,802	224
Vulcan Materials Co.	31,998	1,270

		18,079

Miscellaneous Manufacturing - 3.3%
3M Co.	174,910	15,672
Cooper Industries PLC	39,942	2,723
Danaher Corp.	145,247	7,564
Dover Corp.	46,288	2,481
Eaton Corp.	85,671	3,395
General Electric Co.	2,672,596	55,697
Illinois Tool Works, Inc.	120,716	6,385
Ingersoll-Rand PLC	74,909	3,160
Leggett & Platt, Inc.	35,964	760
Pall Corp.	28,989	1,589
Parker Hannifin Corp.	38,041	2,925
Textron, Inc.	70,463	1,752

		104,103

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	52,186	781
Xerox Corp.	341,915	2,691

		3,472

NORTHERN FUNDS QUARTERLY REPORT    91    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Oil & Gas - 8.6%
Anadarko Petroleum Corp.	126,392	$8,367
Apache Corp.	98,715	8,676
Cabot Oil & Gas Corp.	52,817	2,081
Chesapeake Energy Corp.	167,055	3,107
Chevron Corp.	497,910	52,530
ConocoPhillips	318,988	17,825
Denbury Resources, Inc.*	98,417	1,487
Devon Energy Corp.	101,820	5,905
Diamond Offshore Drilling, Inc.	17,235	1,019
EOG Resources, Inc.	68,333	6,157
EQT Corp.	37,696	2,022
Exxon Mobil Corp.	1,179,666	100,944
Helmerich & Payne, Inc.	27,499	1,196
Hess Corp.	76,262	3,314
Marathon Oil Corp.	177,480	4,538
Marathon Petroleum Corp.	85,968	3,862
Murphy Oil Corp.	48,930	2,461
Nabors Industries Ltd.*	71,910	1,035
Newfield Exploration Co.*	34,336	1,006
Noble Corp.*	63,587	2,068
Noble Energy, Inc.	44,596	3,783
Occidental Petroleum Corp.	204,896	17,574
Phillips 66*	157,807	5,246
Pioneer Natural Resources Co.	31,056	2,739
QEP Resources, Inc.	44,046	1,320
Range Resources Corp.	40,982	2,536
Rowan Cos. PLC, Class A*	31,834	1,029
Southwestern Energy Co.*	88,015	2,810
Sunoco, Inc.	26,481	1,258
Tesoro Corp.*	36,027	899
Valero Energy Corp.	139,860	3,378
WPX Energy, Inc.*	48,540	785

		272,957

Oil & Gas Services - 1.4%
Baker Hughes, Inc.	110,293	4,533
Cameron International Corp.*	62,077	2,651
FMC Technologies, Inc.*	60,293	2,365
Halliburton Co.	232,496	6,601
National Oilwell Varco, Inc.	107,616	6,935
Schlumberger Ltd.	336,723	21,857

		44,942

Packaging & Containers - 0.1%
Ball Corp.	39,380	1,616
Bemis Co., Inc.	26,527	831
Owens-Illinois, Inc.*	42,548	816
Sealed Air Corp.	49,272	761

		4,024

Pharmaceuticals - 6.9%
Abbott Laboratories	396,881	25,587
Allergan, Inc.	77,605	7,184
AmerisourceBergen Corp.	63,407	2,495
Bristol-Myers Squibb Co.	426,640	15,338
Cardinal Health, Inc.	87,237	3,664
Eli Lilly & Co.	257,246	11,038
Express Scripts Holding Co.*	203,320	11,351
Forest Laboratories, Inc.*	67,118	2,349
Johnson & Johnson	692,717	46,800
McKesson Corp.	59,426	5,571
Mead Johnson Nutrition Co.	51,294	4,130
Merck & Co., Inc.	767,888	32,059
Mylan, Inc.*	107,623	2,300
Perrigo Co.	23,511	2,773
Pfizer, Inc.	1,888,916	43,445
Watson Pharmaceuticals, Inc.*	32,037	2,370

		218,454

Pipelines - 0.5%
Kinder Morgan, Inc.	127,177	4,098
Oneok, Inc.	52,426	2,218
Spectra Energy Corp.	164,328	4,775
Williams (The) Cos., Inc.	157,840	4,549

		15,640

Real Estate - 0.0%
CBRE Group, Inc., Class A*	82,612	1,352

Real Estate Investment Trusts - 2.0%
American Tower Corp.	99,945	6,987
Apartment Investment & Management Co., Class A	33,350	901
AvalonBay Communities, Inc.	23,995	3,395
Boston Properties, Inc.	37,916	4,109
Equity Residential	75,662	4,718
HCP, Inc.	105,754	4,669
Health Care REIT, Inc.	54,036	3,150
Host Hotels & Resorts, Inc.	181,728	2,875
Kimco Realty Corp.	103,738	1,974
ProLogis, Inc.	115,663	3,844
Public Storage	35,818	5,173

EQUITY INDEX FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Real Estate Investment Trusts - 2.0% continued
Simon Property Group, Inc.	76,444	$11,899
Ventas, Inc.	72,892	4,601
Vornado Realty Trust	46,692	3,921

		62,216

Retail - 6.1%
Abercrombie & Fitch Co., Class A	21,119	721
AutoNation, Inc.*	9,924	350
AutoZone, Inc.*	6,716	2,466
Bed Bath & Beyond, Inc.*	58,674	3,626
Best Buy Co., Inc.	68,981	1,446
Big Lots, Inc.*	15,722	641
CarMax, Inc.*	58,108	1,507
Chipotle Mexican Grill, Inc.*	8,016	3,046
Costco Wholesale Corp.	108,970	10,352
CVS Caremark Corp.	323,323	15,109
Darden Restaurants, Inc.	32,122	1,626
Dollar Tree, Inc.*	58,536	3,149
Family Dollar Stores, Inc.	29,651	1,971
GameStop Corp., Class A	33,060	607
Gap (The), Inc.	83,654	2,289
Home Depot (The), Inc.	386,099	20,459
J.C. Penney Co., Inc.	36,081	841
Kohl’s Corp.	60,599	2,757
Limited Brands, Inc.	60,796	2,586
Lowe’s Cos., Inc.	296,950	8,445
Macy’s, Inc.	104,294	3,583
McDonald’s Corp.	256,591	22,716
Nordstrom, Inc.	40,263	2,001
O’Reilly Automotive, Inc.*	32,089	2,688
Ross Stores, Inc.	56,864	3,552
Sears Holdings Corp.*	9,720	580
Staples, Inc.	175,002	2,284
Starbucks Corp.	191,463	10,209
Target Corp.	166,754	9,703
Tiffany & Co.	32,013	1,695
TJX Cos., Inc.	186,997	8,028
Urban Outfitters, Inc.*	28,967	799
Walgreen Co.	217,813	6,443
Wal-Mart Stores, Inc.	435,228	30,344
Yum! Brands, Inc.	116,046	7,476

		196,095

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	136,917	872
People’s United Financial, Inc.	88,914	1,032

		1,904

Semiconductors - 3.0%
Advanced Micro Devices, Inc.*	152,178	872
Altera Corp.	81,147	2,746
Analog Devices, Inc.	74,780	2,817
Applied Materials, Inc.	325,003	3,724
Broadcom Corp., Class A*	125,320	4,236
First Solar, Inc.*	14,473	218
Intel Corp.	1,269,540	33,833
KLA-Tencor Corp.	41,921	2,065
Lam Research Corp.*	51,559	1,946
Linear Technology Corp.	57,594	1,804
LSI Corp.*	147,553	940
Microchip Technology, Inc.	48,239	1,596
Micron Technology, Inc.*	248,829	1,570
NVIDIA Corp.*	157,861	2,182
QUALCOMM, Inc.	432,539	24,084
Teradyne, Inc.*	45,412	638
Texas Instruments, Inc.	288,150	8,267
Xilinx, Inc.	65,843	2,210

		95,748

Software - 3.9%
Adobe Systems, Inc.*	124,421	4,028
Akamai Technologies, Inc.*	45,615	1,448
Autodesk, Inc.*	58,481	2,046
BMC Software, Inc.*	40,202	1,716
CA, Inc.	89,510	2,425
Cerner Corp.*	36,759	3,039
Citrix Systems, Inc.*	46,735	3,923
Dun & Bradstreet (The) Corp.	12,281	874
Electronic Arts, Inc.*	81,489	1,006
Fidelity National Information Services, Inc.	60,620	2,066
Fiserv, Inc.*	34,193	2,469
Intuit, Inc.	74,288	4,409
Microsoft Corp.	1,886,377	57,704
Oracle Corp.	979,120	29,080
Red Hat, Inc.*	48,652	2,748
Salesforce.com, Inc.*	34,842	4,817

		123,798

Telecommunications - 4.3%
AT&T, Inc.	1,478,765	52,733
CenturyLink, Inc.	156,193	6,168

NORTHERN FUNDS QUARTERLY REPORT    93    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Telecommunications - 4.3% continued
Cisco Systems, Inc.	1,351,473	$23,205
Corning, Inc.	383,242	4,955
Crown Castle International Corp.*	64,868	3,805
Frontier Communications Corp.	257,921	988
Harris Corp.	29,012	1,214
JDS Uniphase Corp.*	60,586	666
Juniper Networks, Inc.*	132,561	2,162
MetroPCS Communications, Inc.*	76,547	463
Motorola Solutions, Inc.	74,115	3,566
Sprint Nextel Corp.*	761,674	2,483
Verizon Communications, Inc.	716,395	31,837
Windstream Corp.	150,729	1,456

		135,701

Textiles - 0.0%
Cintas Corp.	27,290	1,054

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	28,759	974
Mattel, Inc.	85,514	2,774

		3,748

Transportation - 1.8%
C.H. Robinson Worldwide, Inc.	41,163	2,409
CSX Corp.	262,250	5,864
Expeditors International of
Washington, Inc.	53,448	2,071
FedEx Corp.	79,809	7,311
Norfolk Southern Corp.	82,240	5,902
Ryder System, Inc.	13,095	472
Union Pacific Corp.	120,160	14,336
United Parcel Service, Inc., Class B	242,108	19,069

		57,434

Total Common Stocks (Cost $2,612,325)		3,106,173

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio(3) (4)	69,806,390	69,806

Total Investment Companies (Cost $69,806)		69,806

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.14%, 11/1/12(5)	$7,725	$7,722

Total Short-Term Investments (Cost $7,722)		7,722

Total Investments - 99.9% (Cost $2,689,853)		3,183,701

Other Assets less Liabilities - 0.1%		4,480

NET ASSETS - 100.0%		$3,188,181

(1)	At March 31, 2012, the value of the Fund’s investment in Northern Trust Corp. was approximately $2,498,000. There were gross purchases of approximately $392,000 and no sales during the three months ended June 30, 2012. The net change in unrealized depreciation during the three months ended June 30, 2012, was approximately $79,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $108,614,000 with net sales of approximately $38,808,000 during the three months ended June 30, 2012.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
S&P 500 E-mini	1,216	$82,469	Long	9/12	$4,318

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,781,729
Gross tax appreciation of investments	$578,956
Gross tax depreciation of investments	(176,984)

Net tax appreciation of investments	$401,972

EQUITY INDEX FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

At June 30, 2012, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	11.3
Energy	10.8
Financials	14.4
Health Care	12.0
Industrials	10.5
Information Technology	19.8
Materials	3.4
Telecommunication Services	3.2
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$3,106,173	(1)	$—	$—	$3,106,173
Investment Companies	69,806		—	—	69,806
Short-Term Investments	—		7,722	—	7,722

Total Investments	$3,175,979		$7,722	$—	$3,183,701

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4,318		$—	$—	$4,318

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    95    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.3%
California - 96.3%
ABAG Finance Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation, (Wells Fargo Bank N.A. LOC), 0.12%, 7/10/12	$10,800	$10,800
Alameda County California IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12	3,125	3,125
California Health Facilities Financing Authority Revenue VRDB, (Bank of Montreal LOC), 0.15%, 7/10/12	6,725	6,725
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series C, (Sumitomo Mitsui Banking Group LOC), 0.15%, 7/2/12	200	200
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.19%, 7/10/12	11,800	11,800
California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/2/12	2,600	2,600
California Los Angeles Unified School District G.O., Election of 1997, Series E, 5.00%, 7/1/12	11,355	11,355
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.16%, 7/10/12	16,105	16,105
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica LOC), 0.16%, 7/10/12	12,750	12,750
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A, (Comerica LOC), 0.21%, 7/10/12	2,940	2,940
California State G.O. VRDB, Series A-3, (Bank of Montreal LOC), 0.12%, 7/2/12	2,500	2,500
California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	3,000	3,023
California State School Cash Reserve Program Authority Revenue Senior Notes, Series A, 2.00%, 3/1/13	3,500	3,541
California Statewide Communities Development Authority COPS, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.14%, 7/10/12	14,400	14,400
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.17%, 7/10/12	7,000	7,000
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2, (JPMorgan Chase Bank N.A. LOC), 0.26%, 7/10/12 (1)	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, (FHLB of San Francisco LOC), 0.19%, 7/10/12	8,500	8,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.19%, 7/10/12	1,300	1,300
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.19%, 7/10/12	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.19%, 7/10/12	800	800

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.3% continued
California - 96.3% continued
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.16%, 7/10/12	$8,785	$8,785
California Statewide Communities Development Authority Revenue VRDB, Series L, 0.13%, 7/10/12	9,300	9,300
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bancorp LOC), 0.15%, 7/10/12	6,500	6,500
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.17%, 7/10/12	3,500	3,500
California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A, (Citibank N.A. LOC), 0.13%, 7/10/12	13,265	13,265
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.14%, 7/10/12	12,600	12,600
Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC Insured), 0.20%, 7/10/12	15,920	15,920
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.15%, 7/10/12	4,500	4,500
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.19%, 7/10/12	6,500	6,500
Deutsche Bank Spears/Lifers Trust, Goldman Sachs G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.23%, 7/10/12 (1)	7,010	7,010
Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.15%, 7/10/12	160	160
Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.19%, 7/10/12	14,650	14,650
Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A, (U.S. Bank N.A. LOC), 0.19%, 7/10/12	500	500
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-8, 0.15%, 7/10/12	2,000	2,000
Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.15%, 7/10/12	4,925	4,925
Los Angeles California G.O. TRANS, Series A, 2.00%, 2/28/13	2,000	2,023
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.20%, 7/10/12	8,240	8,240
Nuveen California Dividend Advantage Municipal Fund VRDP, 0.38%, 7/10/12 (1)	10,000	10,000
Nuveen Insured California Dividend Advantage Municipal Fund VRDP, 0.42%, 7/10/12 (1)	10,000	10,000
Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.15%, 7/10/12	7,435	7,435
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA Gtd.), 0.19%, 7/10/12	2,000	2,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.3% continued
California - 96.3% continued
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank and Trust Co. LOC), 0.16%, 7/10/12	$5,350	$5,350
Series C, (State Street Bank and Trust Co. LOC), 0.16%, 7/10/12	1,300	1,300
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.17%, 7/10/12	7,350	7,350
Sacramento California Municipal Utility District Revenue VRDB, Sub Series M, (U.S. Bank N.A. LOC), 0.17%, 7/10/12	11,900	11,900
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.19%, 7/10/12	7,000	7,000
Sacramento County California Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.14%, 7/10/12	6,000	6,000
Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.18%, 7/10/12	7,900	7,900
Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.15%, 7/10/12	16,570	16,570
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.15%, 7/10/12	7,110	7,110
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC Insured), 0.14%, 7/10/12	4,000	4,000
San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, (Union Bank N.A. LOC), 0.17%, 7/10/12	10,000	10,000
Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Citibank N.A. LOC), 0.16%, 7/10/12	1,550	1,550
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12	4,990	4,990
Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A, (Union Bank N.A. LOC), 0.17%, 7/10/12	2,800	2,800
Upland California Unified School District G.O. TRANS, 1.00%, 9/18/12	4,500	4,505

		382,602

Total Municipal Investments (Cost $382,602)		382,602

Total Investments - 96.3% (Cost $382,602)(2)		382,602

Other Assets less Liabilities - 3.7%		14,588

NET ASSETS - 100.0%		$397,190

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The cost for federal income tax purposes was $382,602.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

At June 30, 2012, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	9.8%
Educational Services	11.5
Electric Services, Power and Utility	6.1
Executive, Legislative and General Government	19.8
Health Services, Hospital and Residential Care	18.7
Urban and Community Development and Housing Programs	26.5
All other sectors less than 5%	7.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$382,602	(1) (2)	$—	$382,602

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the California Municipal Money Market Fund are carried at amortized cost and therefore are classified as Level 2. An investment in the California Municipal Money Market Fund itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

COPS - Certificates of Participation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.1%
Auto Receivables - 1.1%
Bank of America Auto Trust, Series 2012-1, Class A1,
0.27%, 8/18/12	$38,764	$38,764
Honda Auto Receivables Owner Trust, Series 2012-2, Class A1,
0.30%, 8/25/12	41,731	41,731

Total Asset-Backed Securities (Cost $80,495)		80,495

CERTIFICATES OF DEPOSIT - 15.8%
Non-U.S. Depository Institutions - 15.8%
Australia and New Zealand Bank,
0.33%, 10/23/12	31,000	31,000
Bank of Nova Scotia, Houston,
0.32%, 7/1/12, FRCD	75,000	75,000
Bank of Tokyo - Mitsubishi UFJ Financial Group, Inc.,
0.37%, 7/5/12	50,260	50,260
0.37%, 7/13/12	27,515	27,515
Barclays Bank PLC, New York Branch,
0.28%, 7/23/12	35,000	35,000
Commonwealth Bank of Australia, London,
0.20%, 7/23/12	45,200	45,200
0.20%, 8/1/12	20,000	20,000
Credit Suisse, New York,
0.37%, 10/1/12	72,000	72,000
Deutsche Bank A.G.,
0.43%, 7/2/12	41,850	41,850
Deutsche Bank A.G., New York Branch,
0.43%, 7/9/12	7,730	7,730
Mitsubishi Trust & Banking Group,
0.38%, 7/5/12	27,165	27,165
National Australia Bank,
0.40%, 8/21/12	30,600	30,600
0.39%, 9/4/12	45,725	45,725
0.38%, 9/17/12	77,015	77,015
0.34%, 10/25/12	30,000	30,000
National Australia Bank, London,
0.34%, 10/23/12	22,000	22,000
Nordea Bank Finland PLC, New York,
0.30%, 10/1/12	31,082	31,082
Oversea-Chinese Banking Corp., New York,
0.26%, 7/13/12	15,720	15,720
Rabobank Nederland N.V., New York Branch,
0.28%, 7/2/12	55,065	55,065
Societe Generale, New York,
0.51%, 8/3/12	70,000	70,000
Sumitomo Mitsui Banking Group, New York,
0.35%, 8/3/12	46,000	46,000
Svenska Handelsbanken, New York,
0.24%, 8/3/12	50,000	50,000
0.30%, 10/3/12	47,000	47,000
Toronto Dominion Bank,
0.20%, 10/1/12	47,000	47,000
Toronto Dominion Bank, New York,
0.28%, 11/6/12	16,695	16,695
Westpac Banking Corp., New York,
0.28%, 7/1/12, FRCD	35,000	35,000
0.26%, 7/23/12, FRCD	70,000	70,000

Total Certificates of Deposit (Cost $1,121,622)		1,121,622

COMMERCIAL PAPER - 8.0%
Foreign Agencies - 0.2%
Oesterreich Kontrollbank,
0.30%, 9/7/12	9,855	9,849
0.30%, 9/11/12	2,185	2,184

		12,033

Foreign Agency and Regional Governments - 2.1%
Caisse Damortissement De La Dette,
0.45%, 7/11/12	32,475	32,471
KFW,
0.23%, 7/10/12	8,419	8,419
0.25%, 7/20/12	45,000	44,994
0.23%, 8/14/12	15,000	14,996
0.24%, 8/17/12	6,000	5,998
0.24%, 8/22/12	15,290	15,285
0.24%, 8/23/12	11,645	11,641
0.24%, 9/25/12	12,000	11,993

		145,797

Multi-Seller Conduits - 2.5%
Gotham Funding,
0.22%, 8/1/12	16,000	15,997
0.21%, 8/2/12	19,565	19,561

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 8.0% continued
Multi-Seller Conduits - 2.5% continued
Kells Funding LLC,
0.47%, 7/26/12	$28,000	$27,991
0.48%, 8/2/12	15,000	14,993
0.44%, 8/27/12	23,000	22,984
0.46%, 9/5/12	8,820	8,813
0.46%, 10/5/12	16,001	15,982
Nestle Capital Corp.,
0.39%, 5/20/13	32,875	32,760
Salisbury Receivables Co. LLC,
0.22%, 8/3/12	20,000	19,996

		179,077

Non-U.S. Depository Institutions - 1.8%
Australia and New Zealand Bank,
0.34%, 9/4/12	22,805	22,791
Bank of New Zealand International,
0.27%, 9/14/12	20,000	19,989
Commonwealth Bank of Australia,
0.34%, 9/6/12	11,400	11,393
ING U.S. Funding LLC,
0.38%, 7/9/12	47,225	47,221
Westpac Banking Corp.,
0.18%, 7/24/12	29,000	28,996

		130,390

Pharmaceuticals - 0.9%
Sanofi-Aventis S.A.,
0.19%, 9/13/12	16,000	15,994
0.20%, 9/14/12	24,000	23,990
0.20%, 9/20/12	23,650	23,639

		63,623

Supranational - 0.5%
European Investment Bank,
0.40%, 10/1/12	39,530	39,490

Total Commercial Paper (Cost $570,410)		570,410

CORPORATE NOTES/BONDS - 5.7%
Foreign Agencies - 1.0%
Kommunalbanken AS
0.32%, 7/1/12, FRN (1)	40,000	40,000
0.40%, 6/18/13(1)	13,500	13,500
0.32%, 7/1/12, FRN	16,000	16,000

		69,500

Foreign Agency and Regional Governments - 2.5%
Bank of Nederlandse Gemeenten,
0.62%, 8/25/12, FRN (1)	50,000	50,000
Export Development Canada,
0.30%, 7/1/12, FRN (1)	45,000	45,000
0.42%, 2/5/13(1)	47,235	47,235
Network Rail Infrastructure Finance PLC, Government Gtd.,
0.55%, 8/8/12, FRN (1)	12,250	12,250
0.52%, 10/12/12(1)	20,000	20,000

		174,485

Insurance Carriers - 0.2%
Berkshire Hathaway, Inc.,
0.90%, 8/13/12, FRN	15,000	15,058

Non-U.S. Depository Institutions - 0.1%
Australia and New Zealand Bank,
0.67%, 7/7/12, FRN (1)	6,360	6,360

Retailers - 0.7%
Wal-Mart Stores,
5.48%, 6/1/13, FRN	39,000	40,855
7.25%, 6/1/13	9,784	10,401

		51,256

Supranational - 1.2%
International Bank for Reconstruction & Development,
0.30%, 7/1/12, FRN	85,000	85,000

Total Corporate Notes/Bonds (Cost $401,659)		401,659

EURODOLL AR TIME DEPOSITS - 18.8%
Non-U.S. Depository Institutions - 17.7%
Bank of Tokyo - Mitsubishi, Grand Cayman,
0.25%, 7/5/12	200,000	200,000
Credit Agricole S.A., Paris Branch,
0.24%, 7/2/12	325,000	325,000
Den Norske Bank PLC, Oslo Branch,
0.15%, 7/2/12	345,000	345,000
HSBC Holdings PLC, Paris Branch,
0.22%, 7/2/12	200,000	200,000

MONEY MARKET FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 18.8% continued
Non-U.S. Depository Institutions - 17.7% continued
Societe Generale, Paris Branch,
0.24%, 7/2/12	$185,000	$185,000

		1,255,000

U.S. Depository Institutions - 1.1%
PNC Bank N.A., Nassau,
0.08%, 7/2/12	75,000	75,000

Total Eurodollar Time Deposits (Cost $1,330,000)		1,330,000

U.S. GOVERNMENT AGENCIES - 25.5%(2)
Federal Farm Credit Bank - 2.6%
FFCB FRN,
0.37%, 7/1/12	10,000	9,999
0.21%, 7/11/12	14,000	14,000
0.26%, 7/12/12	31,500	31,517
0.23%, 7/19/12	15,000	15,009
0.18%, 7/20/12	35,000	34,987
0.27%, 7/20/12	32,000	31,999
0.14%, 7/23/12	25,000	24,998
0.11%, 7/27/12	25,000	24,998

		187,507

Federal Home Loan Bank - 11.1%
FHLB Bonds,
0.16%, 8/17/12	33,200	33,201
0.35%, 10/3/12	5,250	5,250
0.30%, 12/11/12	20,000	20,000
0.17%, 2/11/13	19,055	19,052
0.25%, 2/28/13	25,000	25,000
0.20%, 6/7/13	65,000	64,975
0.24%, 6/14/13	24,000	23,997
0.30%, 6/21/13	35,000	35,000
0.25%, 7/1/13	20,000	19,993
0.30%, 7/3/13	20,000	20,000
FHLB Discount Notes,
0.13%, 8/22/12	55,000	54,990
0.11%, 8/31/12	30,000	29,994
0.12%, 8/31/12	33,000	32,994
FHLB FRN,
0.21%, 7/1/12	20,000	20,000
0.23%, 7/1/12	20,000	19,990
0.24%, 7/1/12	40,000	39,989
0.25%, 7/1/12	20,000	19,997
0.31%, 7/1/12	45,000	44,994
0.32%, 7/1/12	40,000	40,000
0.33%, 7/1/12	90,000	89,996
0.34%, 7/1/12	15,000	14,999
0.21%, 7/25/12	30,000	30,000
0.20%, 7/26/12	15,000	15,005
0.21%, 7/27/12	35,000	35,000
0.25%, 8/14/12	35,000	35,000

		789,416

Federal Home Loan Mortgage Corporation - 7.6%
FHLMC Discount Notes,
0.09%, 9/12/12	35,000	34,994
0.13%, 10/10/12	55,000	54,980
FHLMC FRN,
0.32%, 7/1/12	20,000	19,995
0.18%, 7/2/12	20,000	20,004
0.19%, 7/3/12	10,000	9,997
0.19%, 7/4/12	65,000	64,980
0.19%, 7/6/12	25,000	25,003
0.18%, 7/13/12	22,880	22,879
0.19%, 7/17/12	212,000	211,973
0.20%, 7/21/12	70,000	70,008

		534,813

Federal National Mortgage Association - 4.2%
FNMA FRN,
0.39%, 7/1/12	15,000	14,996
0.23%, 7/12/12	15,000	14,995
0.27%, 7/17/12	125,000	125,041
0.22%, 7/20/12	47,000	46,981
0.27%, 7/23/12	95,000	95,011

		297,024

Total U.S. Government Agencies (Cost $1,808,760)		1,808,760

U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. Treasury Bills - 2.3%
0.06%, 7/12/12	30,000	29,999
0.14%, 8/16/12	1,525	1,525
0.09%, 8/23/12	65,000	64,992
0.15%, 9/20/12	25,000	24,991
0.15%, 11/15/12	20,000	19,989
0.20%, 3/7/13	20,000	19,973

		161,469

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 12.1% continued
U.S. Treasury Notes - 9.8%
1.50%, 7/15/12	$33,000	$33,017
0.63%, 7/31/12	50,000	50,020
4.63%, 7/31/12	157,035	157,612
1.75%, 8/15/12	84,600	84,765
4.13%, 8/31/12	72,500	72,980
1.38%, 9/15/12	30,000	30,079
3.88%, 10/31/12	50,000	50,618
1.38%, 1/15/13	60,375	60,766
0.63%, 2/28/13	42,910	43,037
1.13%, 6/15/13	45,000	45,387
1.00%, 7/15/13	65,000	65,504

		693,785

Total U.S. Government Obligations (Cost $855,254)		855,254

Investments, at Amortized Cost ($6,168,200)		6,168,200

REPURCHASE AGREEMENTS - 15.8%
Joint Repurchase Agreements - 1.1%(3)
Bank of America Securities LLC, dated 6/29/12, repurchase price $16,579
0.14%, 7/2/12	16,579	16,579
Morgan Stanley & Co., Inc., dated 6/29/12, repurchase price $16,579
0.16%, 7/2/12	16,579	16,579
Societe Generale, New York Branch, dated 6/29/12, repurchase price $16,579
0.15%, 7/2/12	16,578	16,578
UBS Securities LLC, dated 6/29/12, repurchase price $24,868
0.13%, 7/2/12	24,868	24,868

		74,604

Repurchase Agreements - 14.7%(4)
Bank of America N.A., dated 6/29/12, repurchase price $260,004
0.18%, 7/2/12	260,000	260,000
Barclays Capital, Inc., dated 6/28/12, repurchase price $50,001
0.14%, 7/5/12	50,000	50,000
Credit Suisse Securities, dated 6/29/12, repurchase price $65,741
0.25%, 7/2/12	65,740	65,740
Merrill Lynch, dated 6/29/12, repurchase price $440,007
0.18%, 7/2/12	440,000	440,000
UBS Securities LLC, dated 6/21/12,repurchase price $75,013
0.20%, 7/23/12	75,000	75,000
UBS Securities LLC, dated 6/28/12,repurchase price $150,004
0.15%, 7/5/12	150,000	150,000

		1,040,740

Total Repurchase Agreements (Cost $1,115,344)		1,115,344

Total Investments - 102.8% (Cost $7,283,544)(5)		7,283,544

Liabilities less Other Assets - (2.8)%		(196,596)

NET ASSETS - 100.0%		$7,086,948

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000 S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$17,576	3.63% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$58,113	0.63% – 3.13%	7/15/14 – 7/15/21

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$150,400	2.29% - 5.00%	12/1/24 - 7/1/42
FNMA	$576,514	2.56% - 6.00%	1/1/26 - 4/1/51
GNMA	$267,800	4.00% - 4.50%	7/20/41 - 8/20/41
U.S. Treasury Note	$76,500	1.50%	6/30/16

(5)	The cost for federal income tax purposes was $7,283,544.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2012.

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
	(000S)	(000S)		(000S)	(000S)
Investments held by Money Market Fund	$—	$7,283,544	(1)	$—	$7,283,544

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6%
Alabama - 1.3%
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (National Rural Utilities Cooperative Finance Corp. LOC), 0.33%, 7/10/12	$20,000	$20,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.19%, 7/10/12	12,000	12,000
Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, Series 2006-0109 (U.S. Bank N.A. LOC), 0.16%, 7/2/12	6,970	6,970
Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series, 0.18%, 7/2/12	10,500	10,500
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd., Project, (UBS A.G. LOC), 0.18%, 7/10/12	9,165	9,165
West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project, 0.20%, 7/10/12	24,000	24,000

		82,635

Alaska - 1.2%
Alaska State Housing Finance Corp. Revenue VRDB, Series C, Capital Project, 0.15%, 7/10/12	30,700	30,700
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.16%, 7/10/12	46,000	46,000

		76,700

Arizona - 1.3%
Apache County Arizona IDA PCR Refunding VRDB, Tucson Electric Power, Series A (U.S. Bancorp LOC), 0.17%, 7/10/12	25,425	25,425
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA Gtd.), 0.20%, 7/10/12	9,700	9,700
Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.18%, 7/10/12(1)	16,450	16,450
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.20%, 7/10/12	6,790	6,790
Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue VRDB, Salt River Project, Series A, 0.18%, 7/10/12(1)	8,700	8,700
Tucson Arizona IDA VRDB, Family Housing Resource Projects, Series A (FNMA LOC), 0.18%, 7/10/12	16,620	16,620

		83,685

California - 6.1%
ABAG Finance Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation, (Wells Fargo Bank N.A. LOC), 0.12%, 7/10/12	6,100	6,100
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series C, (Sumitomo Mitsui Banking Corp. LOC), 0.15%, 7/2/12	4,050	4,050
California School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	42,000	42,315
California School Cash Reserve Program Authority Revenue Notes, Series C, 2.00%, 2/1/13	10,000	10,103
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.17%, 7/10/12	57,400	57,400
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.26%, 7/10/12(1)	5,000	5,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
California - 6.1% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A (FHLB of San Francisco LOC), 0.19%, 7/10/12	$13,500	$13,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A (FHLB of San Francisco LOC), 0.19%, 7/10/12	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A (Citibank N.A. LOC), 0.19%, 7/10/12	4,500	4,500
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F (FHLB of San Francisco LOC), 0.16%, 7/10/12	100	100
California Statewide Communities Development Authority Revenue VRDB, (FHLB of San Francisco LOC), 0.19%, 7/10/12	7,000	7,000
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.27%, 7/10/12	36,815	36,815
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.17%, 7/10/12	6,100	6,100
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.14%, 7/10/12	500	500
City of Los Angeles G.O. TRANS, Series A, 2.00%, 2/28/13	20,000	20,230
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC Gtd.), 0.19%, 7/10/12	6,955	6,955
County of Santa Clara California Multifamily Housing Revenue Refunding VRDB, Briarwood Apartments, (FNMA LOC), 0.18%, 7/10/12	4,200	4,200
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-458, (Deutsche Bank A.G. Gtd.), 0.23%, 7/10/12(1)	11,510	11,510
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.23%, 7/10/12(1)	5,000	5,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 637 (Deutsche Bank A.G. LOC), 0.28%, 7/10/12(1)	13,988	13,988
Foothill De Anza California Community College District G.O., (Wells Fargo & Co. Gtd.), 0.18%, 7/10/12(1)	21,240	21,240
Fresno California Multifamily Housing Revenue Refunding VRDB, Series A (FNMA LOC), 0.19%, 7/10/12	18,400	18,400
Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.15%, 7/10/12	2,200	2,200
Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A (U.S. Bank N.A. LOC), 0.19%, 7/10/12	1,300	1,300
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-2 0.15%, 7/10/12	19,600	19,600
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.15%, 7/10/12	9,930	9,930
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.19%, 7/10/12	8,160	8,160

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
California - 6.1% continued
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B (State Street Bank and Trust Co. LOC), 0.16%, 7/10/12	$1,000	$1,000
Sacramento California Municipal Utility District Revenue VRDB, Subseries M (U.S. Bank N.A. LOC), 0.17%, 7/10/12	1,200	1,200
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12	24,965	24,965
Tahoe Forest California Hospital District Revenue VRDB, Health Facilities, (U.S. Bank N.A. LOC), 0.15%, 7/2/12	2,455	2,455
Western Municipal California Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.16%, 7/10/12	10,000	10,000

		380,816

Colorado - 2.0%
Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.17%, 7/10/12	9,330	9,330
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Fremont Christian School Project, (U.S. Bank N.A. LOC), 0.16%, 7/10/12	6,610	6,610
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.17%, 7/10/12	4,370	4,370
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.16%, 7/10/12	660	660
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bethany Lutheran School Project, Series A-2 (U.S. Bank N.A. LOC), 0.16%, 7/10/12	3,435	3,435
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Cole Valley Christian Schools, (U.S. Bank N.A. LOC), 0.16%, 7/10/12	4,675	4,675
Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 7/10/12	11,555	11,555
Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A (U.S. Bank N.A. LOC), 0.15%, 7/10/12	3,185	3,185
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series A3 0.18%, 7/10/12	10,650	10,650
Colorado Springs Colorado Utilities Revenue VRDB, Systems Improvement, Series A 0.18%, 7/10/12	19,670	19,670
Fitzsimons Redevelopment Authority Colorado Revenue VRDB, University Physicians, Inc., (U.S. Bancorp LOC), 0.17%, 7/10/12	12,725	12,725
University of Colorado Hospital Authority Revenue VRDB, Series A, (Wells Fargo Bank N.A. LOC), 0.17%, 7/10/12	36,485	36,485

		123,350

Connecticut - 0.3%
Connecticut State Health & Educational Facility Authority Variable Rate Demand Obligation, 0.15%, 7/12/12	21,100	21,100

District of Columbia - 0.2%
District of Columbia Revenue VRDB, D.C. Preparatory Academy, (M&T Bank Corp. LOC), 0.25%, 7/10/12	4,835	4,835

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
District of Columbia - 0.2% continued
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.19%, 7/10/12	$10,100	$10,100

		14,935

Florida - 9.0%
Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank N.A. LOC), 0.28%, 7/10/12	7,385	7,385
Broward County Florida Revenue VRDB, Maimonides Shalom Academy, (Comerica LOC), 0.19%, 7/10/12	9,285	9,285
Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A (FNMA LOC), 0.18%, 7/10/12	10,700	10,700
Citizens Property Insurance Corp. Revenue Bonds, Series A-2, Senior Secured Notes, 2.50%, 6/1/13	37,750	38,411
Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.20%, 7/10/12	18,500	18,500
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.20%, 7/10/12	11,870	11,870
0.20%, 7/10/12	22,220	22,220
County of Palm Beach Florida Revenue VRDB, Morse Obligation Group, (Key Bank N.A. LOC), 0.14%, 7/10/12	5,800	5,800
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DB-487 (Deutsche Bank A.G. LOC), 0.23%, 7/10/12(1)	14,040	14,040
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DBE-538, (Deutsche Bank A.G. Gtd.), 0.23%, 7/10/12(1)	15,315	15,315
Eclipse Funding Trust Revenue Bonds, 2007-0045 Solar Eclipse Miami, (U.S. Bank N.A. LOC), 0.16%, 7/2/12(1)	7,400	7,400
Eclipse Funding Trust, COPS, Series 2007-0035, Solar Eclipse, South, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	35,000	35,000
Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	5,000	5,000
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B (Bank of America N.A. LOC), 0.13%, 7/2/12	15,280	15,280
Florida Gulf Coast University Financing Corp. Revenue Bonds, Series A, Capital Improvement Housing Project, (Wachovia Bank N.A. LOC), 0.17%, 7/10/12	3,545	3,545
Florida Housing Finance Agency Revenue VRDB, (FNMA Insured), 0.18%, 7/10/12	8,500	8,500
Florida Housing Finance Corp. Multifamily Housing Revenue Refunding VRDB, Island Club Apartments, Series J-A (FHLMC Gtd.), 0.17%, 7/10/12	5,940	5,940
Florida Housing Finance Corp. Multifamily Revenue VRDB, Mortgage Monterey Lake, Series C (FHLMC LOC), 0.17%, 7/10/12	5,815	5,815
Florida State Board of Education Public Education G.O. Refunding Bonds, Capital Outlay, Series A 0.18%, 7/10/12(1)	7,000	7,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series E-1-A (U.S. Bank N.A. LOC), 0.16%, 7/10/12	10,550	10,550
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, Series B (Harris Bankcorp, Inc. LOC), 0.16%, 7/10/12	18,945	18,945
Series I
0.14%, 7/10/12	10,000	10,000

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Florida - 9.0% continued
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health (Bank of America N.A. LOC), 0.29%, 7/10/12	$43,625	$43,625
Jacksonville Florida Transportation Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.18%, 7/10/12	47,200	47,200
JEA Electric System Revenue VRDB, Series A, (Bank of Montreal LOC), 0.16%, 7/10/12	11,000	11,000
JEA Electric Variable Rate Demand Obligation, 0.17%, 7/5/12	16,000	16,000
0.20%, 7/19/12	18,750	18,750
JEA Florida Water & Sewer Systems Revenue VRDB, Sub-Series B-1 0.16%, 7/10/12	9,300	9,300
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12(1)	15,100	15,100
Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Long Term Care, (PNC Bancorp, Inc. LOC), 0.16%, 7/10/12	4,075	4,075
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E (Branch Banking and Trust Co. LOC), 0.18%, 7/10/12	4,500	4,500
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA Insured), 0.18%, 7/10/12	28,000	28,000
Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E (FNMA Insured), 0.20%, 7/10/12	10,000	10,000
Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1 (Bank of Montreal LOC), 0.16%, 7/10/12	26,500	26,500
Sunshine State Governmental Financing Commission Florida Revenue VRDB, Miami Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.18%, 7/10/12	35,000	35,000
Sunshine State Governmental Financing Community Florida Revenue VRDB, Miami-Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.18%, 7/10/12	5,430	5,430

		560,981

Georgia - 2.8%
Clayton County Georgia Multifamily Housing Authority Revenue VRDB, Rivers Edge Development, (FHLMC Gtd.), 0.18%, 7/10/12	3,960	3,960
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.18%, 7/10/12	4,300	4,300
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, 0.18%, 7/10/12	14,900	14,900
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.18%, 7/10/12	4,200	4,200
Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	23,885	23,885
Fulton County Georgia Development Authority Revenue Bonds, Alfred and Adele Davis, (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	10,925	10,925

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Georgia - 2.8% continued
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C, (Bank of Scotland PLC LOC), 0.19%, 7/10/12	$2,845	$2,845
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facilities, Lanier Village, Series B (TD Banknorth, Inc. LOC), 0.13%, 7/2/12	2,305	2,305
Gwinnett County Development Authority Revenue VRDB, NIHAN Hospitality LLC Series E (U.S. Bank N.A. LOC), 0.15%, 7/10/12	4,800	4,800
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.18%, 7/10/12	7,360	7,360
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, Series A 0.18%, 7/10/12	54,900	54,900
Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC Insured), 0.20%, 7/10/12	6,000	6,000
Richmond County Georgia Development Authority Revenue Bonds, Series B, MCG Health, Inc. Project, (Branch Banking and Trust Co. LOC), 0.20%, 7/10/12	12,200	12,200
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA Insured), 0.18%, 7/10/12	5,400	5,400
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Gardens Post Village Project, (FNMA Gtd.), 0.18%, 7/10/12	11,200	11,200
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Hills of Post Village Project, Series B (FNMA Gtd.), 0.18%, 7/10/12	4,400	4,400

		173,580

Idaho - 0.3%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series B (Harris Bankcorp, Inc. LOC), 0.18%, 7/10/12	12,400	12,400
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12	8,100	8,100

		20,500

Illinois - 4.4%
BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12(1)	16,620	16,620
Chicago Illinois Water Revenue VRDB, Subseries 04-3 (State Street Bank and Trust Co. LOC), 0.17%, 7/10/12	3,160	3,160
County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series B (U.S. Bank N.A. LOC), 0.16%, 7/10/12	2,357	2,357
County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series A (U.S. Bank N.A. LOC), 0.16%, 7/10/12	3,716	3,716
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears G.O., (Deutsche Bank A.G. Gtd.), 0.19%, 7/10/12(1)	7,805	7,805
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, Series DBE-660 (Deutsche Bank A.G. Gtd.), 0.25%, 7/10/12(1)	9,136	9,136

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Illinois - 4.4% - continued
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (Harris Bankcorp, Inc. LOC), 0.19%, 7/10/12	$1,200	$1,200
Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services, Series B (Harris Bankcorp, Inc. LOC), 0.19%, 7/10/12	2,640	2,640
Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	3,420	3,420
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (Harris Bankcorp, Inc. LOC), 0.21%, 7/10/12	9,000	9,000
Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (Harris Bankcorp, Inc. LOC), 0.18%, 7/10/12	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Benedictine University Project, Series A (U.S. Bank N.A. LOC), 0.16%, 7/10/12	10,150	10,150
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (FHLB of Boston LOC), 0.16%, 7/10/12	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (Harris Bankcorp, Inc. LOC), 0.21%, 7/10/12	19,140	19,140
Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A (Harris Bankcorp, Inc. LOC), 0.19%, 7/10/12	8,800	8,800
Illinois Finance Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.16%, 7/10/12	5,460	5,460
Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.21%, 7/10/12	5,160	5,160
Illinois Finance Authority Revenue VRDB, IIT Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/10/12	1,900	1,900
Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place, Series C (Bank of America N.A. LOC), 0.29%, 7/10/12	9,870	9,870
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (Harris Bankcorp, Inc. LOC), 0.18%, 7/10/12	5,000	5,000
Illinois Finance Authority Revenue VRDB, Robert Morris College, (JPMorgan Chase Bank N.A. LOC), 0.18%, 7/10/12	8,130	8,130
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp, Inc. LOC), 0.19%, 7/10/12	6,805	6,805
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-1A (Citibank N.A. LOC), 0.20%, 7/10/12	30,700	30,700
Kane County Illinois Revenue Bonds, Glenwood School For Boys, (Harris Bankcorp, Inc. LOC), 0.18%, 7/10/12	5,700	5,700
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.20%, 7/10/12	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (Harris Bankcorp, Inc. LOC), 0.18%, 7/10/12	14,400	14,400
University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/10/12	9,400	9,400
University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.18%, 7/10/12	7,715	7,715

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Illinois - 4.4% continued
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 2C, 0.19%, 7/10/12(1)	$13,075	$13,075

		273,184

Indiana - 1.6%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, 0.16%, 7/10/12	5,560	5,560
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, (Deutsche Bank A.G. Gtd.), 0.31%, 7/10/12(1)	9,250	9,250
Series DBE-549, 0.23%, 7/10/12(1)	5,690	5,690
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, (Deutsche Bank A.G. Insured), 0.28%, 7/10/12(1) (2)	5,615	5,615
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	9,415	9,415
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Corporate Bank Ltd. LOC), 0.20%, 7/10/12	15,425	15,425
Indiana Finance Authority Hospital Revenue VRDB, Community Foundation Northwest Indiana, (Harris Bankcorp, Inc. LOC), 0.14%, 7/10/12	6,100	6,100
Indiana Finance Authority Revenue VRDB, Series E4, Ascension Health, 0.16%, 7/10/12	5,000	5,000
Indiana Health & Educational Facilities Financing Authority Revenue Refunding VRDB, Community Village Hartsfield, Series A (Harris Bankcorp, Inc. LOC), 0.14%, 7/10/12	6,630	6,630
Indiana Municipal Power Agency Power Supply Systems Revenue Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.22%, 7/10/12(1)	15,260	15,260
Indiana Municipal Power Agency Revenue VRDB, ROCS-RR-II-R-592PB, 0.20%, 7/10/12(1)	15,490	15,490
Indianapolis Indiana Economic Development Revenue VRDB, Brookhaven County Line Project, (FNMA Gtd.), 0.17%, 7/10/12	2,400	2,400

		101,835

Iowa - 0.3%
Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.18%, 7/10/12	2,645	2,645
Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.17%, 7/2/12	3,000	3,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.25%, 7/2/12	2,500	2,500
Urbandale Iowa IDR VRDB, Aurora Bus Park, 0.20%, 7/10/12	8,700	8,700

		16,845

Kansas - 0.2%
Kansas State Development Finance Authority Hospital Revenue VRDB, Series C, Adventist Health-Sunbelt, (JPMorgan Chase Bank N.A. LOC), 0.15%, 7/10/12	12,625	12,625

Kentucky - 1.3%
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking and Trust Co. LOC), 0.18%, 7/10/12	13,600	13,600
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A (U.S. Bank N.A. LOC), 0.17%, 7/10/12	11,100	11,100
Henderson County Kentucky Revenue Refunding VRDB, Murray-Calloway County Hospital, (Branch Banking and Trust Co. LOC), 0.23%, 7/10/12	1,115	1,115

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Kentucky - 1.3% continued
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series B (KBC Groep N.V. LOC), 0.16%, 7/10/12	$7,705	$7,705
Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4 (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	11,000	11,000
Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A (Branch Banking and Trust Co. LOC), 0.18%, 7/10/12	5,700	5,700
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A (KBC Groep N.V. LOC), 0.16%, 7/10/12	8,030	8,030
Kentucky State Rural Water Finance Corp. Public Project Revenue Construction Notes, 1.25%, 11/1/12	14,750	14,785
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.17%, 7/10/12	7,542	7,542

		80,577

Louisiana - 1.0%
Eclipse Funding Trust Revenue VRDB, Solar Eclipse, 2007-0059 (U.S. Bank N.A. LOC), 0.16%, 7/2/12(1)	19,505	19,505
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series B (JPMorgan Chase Bank N.A. LOC), 0.18%, 7/10/12	5,700	5,700
St. James Parish Louisiana Revenue VRDB, Nucor Steel LLC Project, Series B-1 0.18%, 7/10/12	38,000	38,000

		63,205

Maryland - 3.3%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A (M&T Bank Corp. LOC), 0.25%, 7/10/12(1)	8,870	8,870
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A (M&T Bank Corp. LOC), 0.25%, 7/10/12	3,795	3,795
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (M&T Bank Corp. LOC), 0.25%, 7/10/12	4,130	4,130
Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland, (U.S. Bank N.A. LOC), 0.14%, 7/10/12(1)	27,970	27,970
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, (FHLMC Insured), 0.17%, 7/10/12	16,950	16,950
Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial, Inc., (M&T Bank Corp. LOC), 0.19%, 7/10/12	2,420	2,420
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (M&T Bank Corp. LOC), 0.25%, 7/10/12	5,680	5,680
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A (Bank of America N.A. LOC), 0.16%, 7/10/12	48,000	48,000
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (Branch Banking and Trust Co. LOC), 0.18%, 7/10/12	60,875	60,875
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A (Bank of America N.A. LOC), 0.29%, 7/10/12	26,350	26, 350

		205,040

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Massachusetts - 2.3%
BB&T Municipal Trust Revenue Bonds, Series A (Branch Banking and Trust Co. LOC), 0.17%, 7/10/12(1)	$16,355	$16,355
Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home, (M&T Bank Corp. LOC), 0.22%, 7/10/12	9,775	9,775
Massachusetts State Development Finance Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Banknorth, Inc. LOC), 0.18%, 7/10/12	4,500	4,500
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A (FHLB of Atlanta LOC), 0.18%, 7/10/12	5,350	5,350
Massachusetts State Development Finance Agency Revenue VRDB, Groton School, 0.17%, 7/10/12	9,500	9,500
Massachusetts State Development Finance Agency Revenue VRDB, Northfield, Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	63,855	63,855
Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.15%, 7/10/12	10,600	10,600
Massachusetts State Development Finance Agency Revenue VRDB, Seven Hills Foundation, Series A (TD Banknorth, Inc. LOC), 0.16%, 7/10/12	3,900	3,900
RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, (Royal Bank of Canada LOC), 0.16%, 7/10/12(1) (2)	20,000	20,000

		143,835

Michigan - 1.4%
Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue VRDB, Glacier Hills, Inc. Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.16%, 7/10/12	11,785	11,785
Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 7/10/12	4,120	4,120
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	8,000	8,000
Michigan State Higher Educational Facilities Authority Revenue Refunding VRDB, Calvin, (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	20,000	20,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, McLaren Health Care, Series B (JPMorgan Chase Bank N.A. LOC), 0.18%, 7/10/12	7,500	7,500
Michigan State Strategic Fund Limited Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	4,325	4,325
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Insured), 0.16%, 7/10/12	5,430	5,430
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding VRDB, Consumers Energy Co., (Wells Fargo Bank N.A. LOC), 0.15%, 7/10/12	16,000	16,000
Michigan State University Revenue VRDB, 0.16%, 7/10/12	1,000	1,000
Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica LOC), 0.19%, 7/10/12	10,000	10,000

		88,160

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Minnesota - 2.1%
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.20%, 7/10/12	$6,800	$6,800
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002, (U.S. Bancorp LOC), 0.20%, 7/10/12	4,100	4,100
City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.17%, 7/10/12	5,705	5,705
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A (FNMA Insured), 0.19%, 7/10/12	8,190	8,190
Minneapolis Minnesota Revenue VRDB, People Serving People Project, Series B (U.S. Bank N.A. LOC), 0.17%, 7/2/12	1,665	1,665
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (Bank of America N.A. LOC), 0.21%, 7/10/12	6,655	6,655
Minnesota Higher Education Facilities Authority Revenue VRDB, Series Five-Z, University of St. Thomas, (U.S. Bank N.A. LOC), 0.18%, 7/10/12	1,150	1,150
Minnesota Higher Education Facilities Authority Revenue VRDB, Series Five-Z, University of St. Thomas, Minnesota, (U.S. Bank N.A. LOC), 0.15%, 7/10/12	10,450	10,450
Minnesota Higher Education Facilities Authority Revenue VRDB, University of St. Thomas, (U.S. Bank N.A. LOC), 0.19%, 7/10/12	3,090	3,090
Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes, 1.25%, 3/1/13	7,000	7,039
Minnesota State G.O. Refunding VRDB, 0.21%, 7/10/12(1)	25,900	25,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19 (Royal Bank of Canada LOC), 0.18%, 7/10/12(1)	30,000	30,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A (U.S. Bank N.A. LOC), 0.16%, 7/10/12	16,840	16,840
St. Paul Minnesota Housing & Redevelopment Authority Revenue VRDB, Minnesota Public Radio Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/2/12	6,380	6,380

		133,964

Mississippi - 1.9%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series B 0.14%, 7/10/12	22,000	22,000
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D, 0.16%, 7/10/12	21,300	21,300
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series G, Chevron USA, (Chevron Corp. Gtd.), 0.15%, 7/2/12	42,200	42,200
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, North Mississippi, Series 1 0.18%, 7/10/12	11,170	11,170
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services, 0.16%, 7/10/12	25,000	25,000

		121,670

Missouri - 1.8%
Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.16%, 7/10/12	5,645	5,645

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Missouri - 1.8% continued
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.18%, 7/10/12	$4,045	$4,045
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C5 0.16%, 7/10/12	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.18%, 7/10/12	31,280	31,280
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (KBC Groep N.V. LOC), 0.17%, 7/10/12	6,335	6,335
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.20%, 7/10/12	1,100	1,100
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.15%, 7/10/12	8,300	8,300
Missouri State Health & Educational Facilities Multifamily Housing Authority Revenue VRDB, Southwest Baptist University Project, (Bank of America N.A. LOC), 0.30%, 7/2/12	1,125	1,125
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC Gtd.), 0.20%, 7/10/12(1)	7,145	7,145
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.18%, 7/10/12	6,170	6,170
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.18%, 7/10/12	19,000	19,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.18%, 7/10/12	10,700	10,700

		109,445

Nebraska - 0.9%
Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.18%, 7/10/12	24,500	24,500
Douglas County Nebraska Hospital Authority Revenue Refunding VRDB, Children’s Health Facilities, Series A (U.S. Bank N.A. LOC), 0.17%, 7/2/12	5,120	5,120
Omaha Public Power District Nebraska Separate Electrical Revenue Bonds, Series 2-A (Berkshire Hathaway, Inc. Insured), 0.19%, 7/10/12(1)	27,760	27,760

		57,380

Nevada - 0.5%
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B (U.S. Bank N.A. LOC), 0.16%, 7/10/12	3,600	3,600
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.16%, 7/10/12	8,615	8,615
City of Las Vegas Nevada Economic Development Revenue VRDB, Series A, Keep Memory Alive Project, (Bank of New Yok Mellon Corp. LOC), 0.15%, 7/10/12	20,000	20,000

		32,215

New Hampshire - 1.5%
New Hampshire Business Finance Authority Revenue VRDB, Taylor Home, Series E (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	7,260	7,260

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
New Hampshire - 1.5% continued
New Hampshire Health & Education Facilities Authority Hospital Revenue VRDB, Catholic Medical Center, Series B (FHLB of Boston LOC), 0.19%, 7/10/12	$14,700	$14,700
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A (FHLB of Boston LOC), 0.19%, 7/10/12	10,425	10,425
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, (FHLB of Boston LOC), 0.19%, 7/10/12	3,130	3,130
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.18%, 7/10/12	25,000	25,000
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter, (Bank of America N.A. LOC), 0.21%, 7/10/12	6,930	6,930
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Southern New Hampshire University, Series C (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	17,300	17,300
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School, (TD Banknorth, Inc. LOC), 0.17%, 7/10/12	7,850	7,850

		92,595

New Jersey - 0.1%
BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12(1)	325	325
New Jersey EDA Revenue Refunding VRDB, Series B, Cranes Mill Project, Series B (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	270	270
New Jersey EDA Revenue VRDB, Cranes Mill Project, Series B (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	1,305	1,305
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Wiley Mission Project, (TD Banknorth, Inc. LOC), 0.16%, 7/10/12	2,155	2,155

		4,055

New Mexico - 1.8%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B 0.18%, 7/10/12	74,700	74,700
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B 0.18%, 7/10/12	17,500	17,500
Series C 0.17%, 7/10/12	20,700	20,700

		112,900

New York - 8.7%
BB&T Municipal Trust Revenue VRDB, (Branch Banking and Trust Co. LOC), 0.20%, 7/10/12(1)	12,415	12,415
Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	14,400	14,400
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	19,865	19,865
Metropolitan Transportation Authority New York Revenue Refunding Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.19%, 7/10/12(1)	31,680	31,680
Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project, (M&T Bank Corp. LOC), 0.23%, 7/10/12	2,000	2,000
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.20%, 7/10/12	4,100	4,100

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
New York - 8.7% continued
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.18%, 7/10/12	$44,000	$44,000
Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	2,980	2,980
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (M&T Bank Corp. LOC), 0.23%, 7/10/12	2,000	2,000
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B (HSBC Bank USA N.A. LOC), 0.15%, 7/10/12	9,510	9,510
New York State Dormitory Authority Revenue VRDB, Non State Supported Debt, Royal, Series A (FNMA LOC), 0.13%, 7/10/12	56,490	56,490
New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (Toronto-Dominion Bank LOC), 0.15%, 7/10/12	13,800	13,800
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A, (FNMA Insured), 0.19%, 7/10/12	5,000	5,000
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31 (Wells Fargo Bank N.A. LOC), 0.20%, 7/10/12	15,000	15,000
New York State Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, 0.27%, 11/8/12	200,495	200,495
New York State Thruway Authority Revenue BANS, Series A, 2.00%, 7/12/12	21,000	21,010
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (M&T Bank Corp. LOC), 0.23%, 7/10/12	6,620	6,620
RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33, (Escrowed), 0.40%, 7/10/12(1)	38,000	38,000
RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-35, 0.38%, 7/10/12(1)	6,000	6,000
Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic, (U.S. Bank N.A. LOC), 0.14%, 7/10/12	5,300	5,300
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.15%, 7/10/12	7,310	7,310
Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/10/12	23,900	23,900

		541,875

North Carolina - 3.8%
BB&T Municipal Trust Floaters, Series 1036, (Branch Banking and Trust Co. LOC), 0.32%, 7/10/12(1)	4,450	4,450
BB&T Municipal Trust Floaters, Series 1038, (Branch Banking and Trust Co. LOC), 0.34%, 7/10/12(1)	7,385	7,385
BB&T Municipal Trust Revenue Bonds (Branch Banking and Trust Co. LOC), 0.27%, 7/10/12(1)	16,795	16,795
City of Raleigh North Carolina COPS VRDB, Downtown, Series B 0.16%, 7/10/12	36,300	36,300

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
North Carolina - 3.8% continued
Forsyth County North Carolina Industrial Facilities Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	$1,425	$1,425
Guilford County North Carolina G.O. VRDB, Series A 0.17%, 7/10/12	18,055	18,055
Series B 0.16%, 7/10/12	4,300	4,300
Mecklenburg County North Carolina COPS VRDB, Series J 0.19%, 7/10/12	15,720	15,720
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	5,600	5,600
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	5,900	5,900
North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series K (Wachovia Bank N.A. LOC), 0.19%, 7/10/12	9,600	9,600
North Carolina Capital Facilities Financing Agency Revenue VRDB, Duke University Project, Series A 0.18%, 7/10/12(1)	12,000	12,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, Series B1 (Branch Banking and Trust Co. LOC), 0.17%, 7/10/12	4,600	4,600
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C (Wachovia Bank N.A. LOC), 0.18%, 7/10/12	14,945	14,945
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A 0.20%, 7/10/12	24,350	24,350
North Carolina Medical Care Commission Health Facilities Revenue Refunding VRDB, Wake Forest University, Series A (Branch Banking and Trust Co. LOC), 0.17%, 7/10/12	7,330	7,330
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C (FHLB LOC), 0.17%, 7/10/12	10,400	10,400
Raleigh North Carolina Enterprise System Revenue VRDB, Series A 0.16%, 7/10/12(1)	10,895	10,895
University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A 0.18%, 7/10/12(1)	5,800	5,800
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C 0.18%, 7/10/12	19,540	19,540

		235,390

Ohio - 3.5%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/10/12	13,345	13,345
Athens County Ohio Port Authority Housing Revenue VRDB, University Housing For Ohio, Inc. Project, (Wachovia Bank N.A. LOC), 0.17%, 7/10/12	26,750	26,750
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.17%, 7/10/12	5,000	5,000

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Ohio - 3.5% continued
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.15%, 7/10/12	$9,175	$9,175
County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, (JPMorgan Chase & Co. LOC), 0.17%, 7/10/12	5,000	5,000
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp, Inc. LOC), 0.15%, 7/10/12	22,410	22,410
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, (PNC Bancorp, Inc. LOC), 0.16%, 7/10/12	4,500	4,500
Lancaster Port Authority Ohio Gas Revenue VRDB, 0.18%, 7/10/12	5,760	5,760
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.15%, 7/10/12	4,900	4,900
Ohio Air Quality Development Authority Ohio Revenue Refunding VRDB, Series B, Pollution, First Energy, (UBS A.G. LOC), 0.19%, 7/10/12	25,100	25,100
Ohio Multifamily Housing Finance Agency Revenue VRDB, Chambrel at Montrose, Series F (FNMA LOC), 0.18%, 7/10/12	12,051	12,051
Ohio State Water Development Authority Revenue Refunding VRDB, Firstenergy Generation, Series A (UBS A.G. LOC), 0.19%, 7/10/12	72,240	72,240
Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	3,360	3,360
Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.17%, 7/10/12	6,500	6,500
Washington County Ohio Hospital Revenue VRDB, Facilities Marietta Area Health Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/10/12	2,155	2,155

		218,246

Oklahoma - 1.5%
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series B 0.17%, 7/10/12	96,160	96,160

Oregon - 0.5%
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A (U.S. Bancorp LOC), 0.20%, 7/10/12	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series O (FNMA LOC), 0.20%, 7/10/12	28,330	28,330
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A (U.S. Bank N.A. LOC), 0.23%, 7/10/12	2,000	2,000

		34,030

Pennsylvania - 4.9%
BB&T Municipal Trust Revenue Bonds, Series 228 (Branch Banking and Trust Co. LOC), 0.21%, 7/10/12(1)	24,850	24,850
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.22%, 7/10/12	10,000	10,000
Bucks County IDA Revenue VRDB, Grand View Hospital, Series A (TD Banknorth, Inc. LOC), 0.14%, 7/10/12	2,235	2,235

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Pennsylvania - 4.9% continued
Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.16%, 7/10/12	$16,225	$16,225
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.16%, 7/10/12	9,760	9,760
City of Philadelphia Pennsylvania Gas Works Revenue Refunding VRDB, (PNC Bancorp, Inc. LOC), 0.15%, 7/10/12	10,100	10,100
Haverford Township Pennsylvania G.O., School District, (TD Banknorth, Inc. LOC), 0.18%, 7/10/12	7,900	7,900
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (M&T Bank Corp. LOC), 0.25%, 7/10/12	7,340	7,340
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.25%, 7/10/12	9,600	9,600
Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A (State Street Bank and Trust Co. LOC), 0.16%, 7/10/12	2,785	2,785
Series B (U.S. Bank N.A. LOC), 0.16%, 7/10/12	11,000	11,000
Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Holy Family University, (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	9,910	9,910
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Limited Obligation, Foxwood, (Bank of America N.A. LOC), 0.18%, 7/10/12	3,200	3,200
Pennsylvania State Turnpike Commission Multi-Modal Revenue Refunding VRDB, Series A-1, 0.19%, 7/10/12	28,000	28,000
Pennsylvania State Turnpike Commission Revenue Refunding VRDB, Series A-2, 0.18%, 7/10/12	17,820	17,820
Philadelphia Authority for IDR Refunding VRDB, Series B-2 (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	12,000	12,000
Philadelphia School District G.O. Revenue Refunding VRDB, Series G (Wells Fargo Bank N.A. LOC), 0.16%, 7/10/12	25,000	25,000
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	1,545	1,545
RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.18%, 7/10/12(1)	5,900	5,900
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B (Royal Bank of Canada LOC), 0.18%, 7/10/12(1)	6,000	6,000
RBC Municipal Products, Inc. Trust Pennsylvania Revenue Bonds, Floater Certificates Series E-34, (Escrowed) 0.38%, 7/10/12(1)	65,000	65,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floater Certificates, Series B (Royal Bank of Canada LOC), 0.18%, 7/10/12(1)	10,000	10,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (M&T Bank Corp. LOC), 0.25%, 7/10/12(1)	7,960	7,960
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bancorp, Inc. LOC), 0.16%, 7/10/12	4,000	4,000

		308,130

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Puerto Rico - 0.5%
BB&T Municipal Trust Special Tax Bonds, Series 22 (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12(1)	$12,380	$12,380
Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds, Series V (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12(1)	20,670	20,670

		33,050

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15 (TD Banknorth, Inc. LOC), 0.17%, 7/10/12	11,995	11,995

South Carolina - 0.8%
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	10,430	10,430
South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal, (Wachovia Bank N.A. LOC), 0.16%, 7/10/12	14,000	14,000
South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B (Wachovia Bank N.A. LOC), 0.18%, 7/10/12	9,000	9,000
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.18%, 7/10/12	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D (FHLMC Gtd.), 0.18%, 7/10/12	4,700	4,700

		47,930

Tennessee - 1.3%
Blount County Tennessee Public Building Authority Revenue VRDB, Local Government Public Improvement, Series E-5-B, (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	4,815	4,815
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	11,000	11,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.18%, 7/10/12	1,150	1,150
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, Series G (FHLMC Gtd.), 0.18%, 7/10/12	5,525	5,525
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily Housing Spinnaker, Series A (FNMA Gtd.), 0.18%, 7/10/12	13,655	13,655
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A (FNMA LOC), 0.18%, 7/10/12	13,400	13,400
Sevier County Tennessee Public Building Authority Revenue Notes, Series C-1, Public Project Construction Notes, 1.25%, 4/1/13	4,100	4,125
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1 (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	8,200	8,200

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Tennessee - 1.3% continued
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1 (FNMA Gtd.), 0.17%, 7/10/12	$5,575	$5,575
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking and Trust Co. LOC), 0.23%, 7/10/12(1)	15,000	15,000

		82,445

Texas - 13.3%
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (Bank of America N.A. LOC), 0.18%, 7/10/12	15,700	15,700
Carroll Texas Independent School District G.O. Bonds, School Building, (Texas PSF Gtd.), 0.18%, 7/10/12	13,500	13,500
County of Harris Texas G.O. TANS, 2.00%, 2/28/13	15,000	15,183
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.16%, 7/10/12	4,230	4,230
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wachovia Bank N.A. LOC), 0.16%, 7/10/12	5,070	5,070
Dallas Texas Waterworks & Sewer Systems Revenue Refunding VRDB, 0.23%, 7/10/12(1)	20,000	20,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 526 (Deutsche Bank A.G. LOC), 0.25%, 7/10/12(1)	9,230	9,230
Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	10,345	10,345
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	21,285	21,285
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1 0.15%, 7/2/12	26,900	26,900
Harris County Texas Revenue Refunding Bonds, Toll Road, Senior Lien, Series A, 2.00%, 8/15/12	10,665	10,834
Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays PLC LOC), 0.17%, 7/10/12	11,300	11,300
Houston Texas Water & Sewer Systems Revenue Refunding Bonds, Series B (Branch Banking and Trust Co. LOC), 0.20%, 7/10/12(1)	1,305	1,305
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A (JPMorgan Chase Bank N.A. LOC), 0.20%, 7/10/12	10,200	10,200
Klein Independent School District G.O. Floaters, Series 39TP, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12(1)	13,005	13,005
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue Refunding VRDB, ExxonMobil Project, 0.14%, 7/2/12	26,700	26,700
Lower Neches Valley Texas Authority PCR Bonds, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.18%, 8/15/12	19,100	19,100
North Texas Higher Education Authority, Student Loan Revenue VRDB, Series E (Lloyds Bank Group PLC LOC), 0.25%, 7/10/12	28,800	28,800
Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.17%, 7/10/12	1,225	1,225
Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/10/12	9,800	9,800

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Texas - 13.3% continued
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.28%, 7/10/12	$9,900	$9,900
Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A 0.31%, 7/10/12	46,565	46,565
RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.18%, 7/10/12(1)	25,000	25,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters Certificates, Series E-27 (Royal Bank of Canada LOC), 0.18%, 7/10/12(1)	10,000	10,000
State of Texas Eagle G.O., Series 20060126, Class A, 0.18%, 7/10/12(1)	60,990	60,990
State of Texas G.O. VRDB, Series A, 0.16%, 7/10/12	8,330	8,330
State of Texas G.O. VRDB, Veterans, 0.16%, 7/10/12	34,000	34,000
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.29%, 7/10/12	18,465	18,465
Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.18%, 7/10/12	7,050	7,050
Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA Gtd.), 0.18%, 7/10/12	8,045	8,045
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments, (Bank of America N.A. LOC), 0.18%, 7/10/12	15,000	15,000
Texas State G.O. Refunding Bonds, Vets Housing Assistance, Fund I, Series A 0.14%, 7/10/12	3,900	3,900
Texas State TRANS, Series A, 2.50%, 8/30/12	309,500	310,631

		831,588

Utah - 0.3%
Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12	3,380	3,380
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I 0.16%, 7/10/12	14,600	14,600

		17,980

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A (TD Banknorth, Inc. LOC), 0.15%, 7/10/12	4,890	4,890

Virginia - 1.0%
Alexandria Virginia IDA Revenue Refunding VRDB, Goodwin House, (Wachovia Bank N.A. LOC), 0.13%, 7/2/12	12,050	12,050
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.18%, 7/10/12	13,310	13,310
Lewistown Community Center Development Authority Revenue Floaters, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12(1)	13,035	13,035
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D (FHLB of Atlanta LOC), 0.18%, 7/10/12	7,200	7,200
Series E (FHLB of Atlanta LOC), 0.18%, 7/10/12	6,600	6,600

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Virginia - 1.0% continued
Virginia Commonwealth University Health System Authority Revenue Bonds, ARS Generation, Series B (Wachovia Bank N.A. LOC), 0.17%, 7/2/12	$3,325	$3,325
Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank N.A. LOC), 0.16%, 7/10/12	9,000	9,000

		64,520

Washington - 1.4%
Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.18%, 7/10/12	4,500	4,500
Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.18%, 7/10/12	21,400	21,400
Washington Higher Education Facilities Authority Revenue Refunding VRDB, University of Puget Sound Project, Series A (Bank of America N.A. LOC), 0.19%, 7/10/12	10,495	10,495
Washington State G.O. Refunding VRDB, Series A 0.23%, 7/10/12(1)	14,740	14,740
Washington State Health Care Facilities Authority Revenue VRDB, Multicare Health Systems, Series A (Wells Fargo Bank N.A. LOC), 0.19%, 7/10/12	2,400	2,400
Washington State Housing Finance Commission Non Profit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.17%, 7/10/12	7,240	7,240
Washington State Housing Finance Commission Non Profit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.28%, 7/10/12	2,875	2,875
Washington State Housing Finance Commission Non Profit Revenue VRDB, Skyline At First Hill Project, Series C (Bank of America N.A. LOC), 0.29%, 7/10/12	18,210	18,210
Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project, (Mitsubishi UFJ Financial Group, Inc. LOC), 0.16%, 7/10/12	5,105	5,105

		86,965

West Virginia - 0.6%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.28%, 7/10/12	2,685	2,685
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.17%, 7/10/12(1)	17,500	17,500
West Virginia State Hospital Finance Authority Hospital Revenue Refunding VRDB, West Virginia United Health, Series A (Branch Banking and Trust Co. LOC), 0.19%, 7/10/12	19,790	19,790

		39,975

Wisconsin - 3.6%
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.18%, 7/10/12	12,420	12,420
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.23%, 7/10/12	3,275	3,275
Wisconsin Department of Transportation Revenue VRDB, Floater Series 52TP, (Wells Fargo Bank N.A. LOC), 0.18%, 7/10/12(1)	8,085	8,085
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Newcastle Place Project, Series B (Bank of America N.A. LOC), 0.38%, 7/10/12	6,300	6,300

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Wisconsin - 3.6% continued
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village, (BMO Harris Bank N.A. LOC), 0.14%, 7/10/12	$3,000	$3,000
Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/10/12	9,925	9,925
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Series B, Oakwood, (Bank of Montreal LOC), 0.14%, 7/10/12	4,610	4,610
Wisconsin Rural Water Construction Loan Program Revenue BANS, Series B 1.25%, 10/15/12	38,000	38,088
Wisconsin Sate Health & Educational Facilities Authority Revenue VRDB, Oakwood Village, (Bank of Montreal LOC), 0.14%, 7/10/12	20,085	20,085
Wisconsin State G.O. Refunding VRDB, Series 1 0.23%, 7/10/12(1)	25,000	25,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.22%, 7/10/12	4,755	4,755
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.16%, 7/2/12	6,650	6,650
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series B (U.S. Bank N.A. LOC), 0.17%, 7/10/12	6,265	6,265
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.17%, 7/10/12	20,235	20,235
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, United Lutheran Program Aging, (Wells Fargo Bank N.A. LOC), 0.16%, 7/10/12	5,205	5,205
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 7/10/12	15,000	15,000
Wisconsin State School Districts Cash Flow Administration Program Participation Notes, Temporary Borrowing Program, 1.00%, 10/15/12	13,350	13,374
Wisconsin State Transportation Revenue Refunding VRDB, Series I 0.23%, 7/10/12(1)	21,745	21,745

		224,017

Wyoming - 1.0%
County of Sweetwater Wyoming Pollution Control Revenue Refunding Bonds, Series A, Pacificorp Project, (Barclays PLC LOC), 0.17%, 7/10/12	16,650	16,650
County of Sweetwater Wyoming Variable Rate Demand Obligation, (Barclays PLC LOC), 0.22%, 7/3/12	48,000	48,000

		64,650

Municipal States Pooled Securities - 1.7%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking and Trust Co. LOC), 0.18%, 7/10/12(1)	1,695	1,695
BB&T Municipal Trust Various States Revenue VRDB, Series 5001 (Rabobank Nederland N.V. LOC), 0.27%, 7/10/12(1)	22,400	22,400

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Municipal States Pooled Securities - 1.7% continued
BB&T Municipal Trust Various States, Series 1007 (Branch Banking and Trust Co. LOC), 0.27%, 7/10/12(1)	$4,455	$4,455
Series 1017 (Branch Banking and Trust Co. LOC), 0.27%, 7/10/12(1)	30,545	30,545
Series 1019 (Branch Banking and Trust Co. LOC), 0.27%, 7/10/12(1)	16,020	16,020
Series 1035 (Branch Banking and Trust Co. LOC), 0.27%, 7/10/12(1)	10,760	10,760
Series 5002 (Rabobank Nederland N.V. LOC), 0.42%, 7/10/12(1)	18,760	18,760

		104,635

Total Municipal Investments (Cost $6,236,283)		6,236,283

Total Investments - 99.6% (Cost $6,236,283)(3)		6,236,283

Other Assets less Liabilities - 0.4%		26,271

NET ASSETS - 100.0%		$6,262,554

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $25,615,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, 0.28%, 7/10/12	4/10/12	$5,615
RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, 0.16%, 7/10/12	2/9/12	20,000

(3)	The cost for federal income tax purposes was $6,236,283.

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	17.0%
Educational Services	13.5
Electric Services, Gas and Combined Utilities	7.9
Executive, Legislative and General Government	21.3
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	13.7
Health Services and Residential Care	8.2
Urban and Community Development, Housing Programs and Social Services	9.9
All other sectors less than 5%	8.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$6,236,283	(1)	$—	$6,236,283

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    23    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.7%(1)
Federal Farm Credit Bank - 3.6%
FFCB Bond,
0.22%, 6/11/13	$2,000	$2,000
FFCB Discount Notes,
0.09%, 8/6/12	1,800	1,800
0.17%, 1/9/13	1,000	999
0.15%, 1/22/13	2,800	2,797
0.14%, 1/28/13	1,800	1,798
0.22%, 3/19/13	1,900	1,897
0.21%, 4/5/13	2,000	1,997
0.20%, 4/19/13	1,400	1,398
FFCB FRN,
0.29%, 7/1/12	10,000	10,000
0.23%, 7/8/12	5,000	5,000
0.17%, 7/10/12	5,000	5,000
0.21%, 7/11/12	3,500	3,500
0.21%, 7/13/12	3,000	3,000
0.24%, 7/15/12	2,700	2,702
0.27%, 7/22/12	4,100	4,104
0.11%, 7/27/12	2,000	2,000

		49,992

Federal Home Loan Bank - 23.5%
FHLB Bonds,
4.50%, 11/15/12	4,000	4,065
0.30%, 12/11/12	2,000	2,000
0.18%, 1/9/13	2,500	2,500
0.17%, 2/6/13	4,300	4,300
0.17%, 2/11/13	1,800	1,800
0.19%, 2/15/13	2,100	2,100
0.25%, 2/28/13	3,000	3,000
0.13%, 3/5/13	1,300	1,299
0.25%, 3/19/13	2,700	2,700
0.23%, 4/5/13	1,800	1,800
0.22%, 5/17/13	1,400	1,400
0.30%, 7/3/13	4,000	4,000
FHLB Discount Notes,
0.10%, 7/5/12	5,900	5,900
0.11%, 7/5/12	14,000	14,000
0.11%, 7/11/12	2,800	2,800
0.14%, 7/18/12	1,900	1,900
0.08%, 7/20/12	1,800	1,800
0.12%, 7/25/12	9,300	9,299
0.22%, 7/25/12	3,300	3,300
0.10%, 8/1/12	6,000	5,999
0.12%, 8/1/12	5,400	5,399
0.15%, 8/1/12	1,400	1,400
0.09%, 8/3/12	8,000	7,999
0.12%, 8/3/12	11,500	11,499
0.13%, 8/3/12	12,400	12,399
0.12%, 8/8/12	7,900	7,899
0.09%, 8/10/12	3,500	3,500
0.18%, 8/15/12	2,100	2,099
0.11%, 8/17/12	4,600	4,599
0.13%, 8/22/12	14,000	13,997
0.10%, 8/31/12	7,900	7,899
0.11%, 9/13/12	7,600	7,598
0.14%, 10/19/12	8,000	7,997
0.16%, 10/24/12	1,600	1,599
0.15%, 11/2/12	11,400	11,394
0.16%, 11/7/12	2,000	1,999
0.16%, 11/14/12	3,000	2,998
0.12%, 12/5/12	4,800	4,797
0.15%, 12/7/12	6,400	6,396
0.14%, 1/28/13	1,800	1,798
0.19%, 2/1/13	3,000	2,996
0.18%, 2/4/13	1,900	1,898
0.21%, 4/1/13	1,500	1,498
0.22%, 4/2/13	1,800	1,797
0.21%, 4/8/13	2,500	2,496
0.20%, 5/2/13	2,500	2,496
0.20%, 5/3/13	4,200	4,193
0.21%, 5/13/13	2,200	2,196
0.21%, 5/21/13	11,000	10,979
0.20%, 6/7/13	1,500	1,497
0.22%, 6/28/13	3,300	3,293
FHLB FRN,
0.21%, 7/1/12	10,000	10,000
0.24%, 7/1/12	5,000	4,998
0.25%, 7/1/12	10,000	9,998
0.28%, 7/1/12	6,645	6,645
0.30%, 7/1/12	3,700	3,700
0.31%, 7/1/12	26,490	26,490
0.33%, 7/1/12	5,000	4,999
0.19%, 7/13/12	5,000	5,000
0.19%, 7/25/12	4,400	4,399
0.21%, 7/25/12	2,500	2,500
0.18%, 7/27/12	5,000	4,999

		320,294

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.7%(1) continued
Federal Home Loan Mortgage Corporation - 7.9%
FHLMC Discount Notes,
0.10%, 7/9/12	$1,800	$1,800
0.12%, 7/17/12	5,000	5,000
0.12%, 8/22/12	4,900	4,899
0.15%, 10/1/12	9,300	9,296
0.15%, 11/1/12	2,300	2,299
0.12%, 11/6/12	7,000	6,997
0.13%, 11/6/12	3,000	2,999
0.14%, 1/14/13	10,000	9,992
0.14%, 1/16/13	10,500	10,492
0.17%, 2/1/13	4,200	4,196
FHLMC FRN,
0.29%, 7/1/12	10,000	10,001
0.19%, 7/3/12	30,000	29,990
0.19%, 7/17/12	10,000	9,995

		107,956

Federal National Mortgage Association - 9.7%
FNMA Bond,
1.13%, 7/30/12	15,000	15,012
FNMA Discount Notes,
0.10%, 7/2/12	1,835	1,835
0.15%, 10/1/12	12,394	12,389
0.12%, 10/18/12	9,800	9,797
0.14%, 1/3/13	3,600	3,597
0.14%, 1/4/13	6,200	6,195
0.14%, 1/8/13	3,500	3,497
FNMA FRN,
0.39%, 7/1/12	15,000	15,010
0.23%, 7/12/12	10,000	9,997
0.27%, 7/18/12	15,000	15,003
0.22%, 7/20/12	25,000	24,990
0.27%, 7/20/12	5,000	5,004
0.27%, 7/23/12	10,000	10,003

		132,329

Total U.S. Government Agencies (Cost $610,571)		610,571

U.S. GOVERNMENT OBLIGATIONS - 16.0%
U.S. Treasury Bills - 5.9%
0.20%, 7/5/12	1,500	1,500
0.08%, 7/19/12	7,600	7,600
0.14%, 8/30/12	3,700	3,699
0.07%, 9/6/12	4,500	4,499
0.13%, 9/6/12	6,900	6,899
0.14%, 9/20/12	3,800	3,799
0.09%, 10/4/12	7,000	6,998
0.11%, 10/4/12	2,000	1,999
0.14%, 10/4/12	7,400	7,398
0.15%, 10/11/12	4,000	3,998
0.13%, 10/18/12	5,000	4,998
0.14%, 11/1/12	5,000	4,998
0.15%, 11/1/12	5,100	5,097
0.15%, 11/15/12	3,000	2,998
0.15%, 1/3/13	8,000	7,994
0.20%, 3/7/13	2,000	1,997
0.18%, 4/4/13	1,800	1,798
0.19%, 5/30/13	2,300	2,296

		80,565

U.S. Treasury Notes - 10.1%
0.63%, 7/31/12	26,270	26,281
4.63%, 7/31/12	3,000	3,011
1.75%, 8/15/12	24,500	24,550
0.38%, 8/31/12	15,800	15,807
4.13%, 8/31/12	8,020	8,073
1.38%, 10/15/12	4,300	4,316
0.38%, 10/31/12	3,700	3,703
3.88%, 10/31/12	5,000	5,063
0.50%, 11/30/12	1,500	1,502
3.38%, 11/30/12	4,100	4,155
1.38%, 1/15/13	21,800	21,942
0.63%, 1/31/13	2,700	2,708
2.75%, 2/28/13	3,500	3,560
0.75%, 3/31/13	2,700	2,710
1.75%, 4/15/13	3,200	3,239
1.00%, 7/15/13	7,000	7,055

		137,675

Total U.S. Government Obligations (Cost $218,240)		218,240

Investments, at Amortized Cost ($828,811)		828,811

REPURCHASE AGREEMENTS - 38.3%
Joint Repurchase Agreements - 7.1%(2)
Bank of America Securities LLC, dated 6/29/12, repurchase price $21,421
0.14%, 7/2/12	21,421	21,421

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 38.3% continued
Joint Repurchase Agreements - 7.1%(2) continued
Morgan Stanley & Co., Inc., dated 6/29/12, repurchase price $21,421 0.16%, 7/2/12	$21,421	$21,421
Societe Generale, New York Branch, dated 6/29/12, repurchase price $21,421 0.15%, 7/2/12	21,421	21,421
UBS Securities LLC, dated 6/29/12, repurchase price $32,132 0.13%, 7/2/12	32,131	32,131

		96,394

Repurchase Agreements - 31.2%(3)
Citigroup Global Markets, dated 6/29/12, repurchase price $125,724 0.20%, 7/2/12	125,722	125,722
Merrill Lynch, dated 6/29/12, repurchase price $160,002 0.18%, 7/2/12	160,000	160,000
Societe Generale, New York, dated 6/29/12, repurchase price $115,002 0.19%, 7/2/12	115,000	115,000
UBS Securities LLC, dated 6/15/12, repurchase price $15,003 0.22%, 7/16/12	15,000	15,000
UBS Securities LLC, dated 6/21/12, repurchase price $10,002 0.20%, 7/23/12	10,000	10,000

		425,722

Total Repurchase Agreements (Cost $522,116)		522,116

Total Investments - 99.0% (Cost $1,350,927)(4)		1,350,927

Other Assets less Liabilities - 1.0%		13,721

NET ASSETS - 100.0%		$1,364,648

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$22,709	3.63% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$75,087	0.63% - 3.13%	7/15/14 -7/15/21

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$173,042	2.22% - 4.00%	7/1/34 - 6/1/42
FNMA	$221,563	2.23% - 5.00%	10/1/25 - 3/1/42
GNMA	$33,589	4.00%	7/20/41
U.S. Treasury Note	$10,200	1.50%	12/31/13

(4)	The cost for federal income tax purposes was $1,350,927.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,350,927	(1)	$—	$1,350,927

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.8%(1)
Federal Farm Credit Bank - 17.5%
FFCB Bonds, 0.63%, 8/10/12	$5,000	$5,003
0.15%, 2/6/13	15,000	14,995
0.22%, 6/11/13	5,300	5,299
FFCB Discount Notes, 0.01%, 7/2/12	40,000	40,000
0.09%, 7/5/12	17,000	17,000
0.09%, 7/6/12	9,500	9,500
0.06%, 7/9/12	5,000	5,000
0.07%, 7/9/12	8,500	8,500
0.07%, 7/11/12	4,500	4,500
0.08%, 7/11/12	7,000	7,000
0.04%, 7/12/12	37,500	37,499
0.08%, 8/1/12	8,800	8,799
0.12%, 8/3/12	4,800	4,799
0.09%, 8/6/12	4,500	4,500
0.10%, 8/13/12	5,400	5,399
0.14%, 8/22/12	3,900	3,899
0.07%, 8/28/12	9,000	8,999
0.12%, 9/5/12	9,200	9,198
0.08%, 9/18/12	5,000	4,999
0.10%, 10/2/12	9,500	9,498
0.16%, 11/8/12	2,000	1,999
0.12%, 11/16/12	4,000	3,998
0.15%, 1/3/13	2,700	2,698
0.13%, 1/8/13	5,000	4,996
0.14%, 1/8/13	4,300	4,297
0.17%, 1/9/13	2,300	2,298
0.14%, 1/11/13	3,000	2,998
0.13%, 1/14/13	3,750	3,747
0.14%, 1/28/13	4,500	4,496
0.18%, 1/31/13	4,800	4,795
0.19%, 3/1/13	4,700	4,694
0.19%, 3/4/13	4,000	3,995
0.17%, 3/5/13	4,300	4,295
0.22%, 3/19/13	7,500	7,488
0.21%, 4/5/13	5,000	4,992
0.21%, 4/9/13	3,800	3,794
0.20%, 4/19/13	3,800	3,794
0.20%, 5/6/13	4,800	4,792
0.20%, 6/18/13	3,500	3,493
FFCB FRN, 0.19%, 7/1/12	20,000	20,000
0.21%, 7/1/12	15,000	14,995
0.23%, 7/1/12	23,485	23,488
0.24%, 7/1/12	5,000	5,000
0.25%, 7/1/12	20,000	20,000
0.29%, 7/1/12	15,000	15,001
0.31%, 7/1/12	12,000	11,999
0.37%, 7/1/12	27,100	27,112
0.15%, 7/8/12	15,000	14,999
0.23%, 7/8/12	5,000	5,000
0.17%, 7/10/12	10,000	10,000
0.27%, 7/10/12	15,000	15,008
0.21%, 7/11/12	9,000	9,000
0.22%, 7/11/12	4,000	4,000
0.20%, 7/12/12	9,500	9,495
0.26%, 7/12/12	10,000	10,003
0.15%, 7/13/12	5,000	4,998
0.21%, 7/13/12	8,000	8,000
0.24%, 7/15/12	6,900	6,905
0.21%, 7/16/12	17,000	16,998
0.24%, 7/22/12	9,500	9,501
0.27%, 7/22/12	11,500	11,511
0.28%, 7/22/12	14,040	14,051
0.15%, 7/26/12	3,000	3,000
0.19%, 7/26/12	17,000	16,991
0.31%, 7/26/12	10,000	10,006
0.11%, 7/27/12	10,000	9,999
0.25%, 7/27/12	5,000	5,001

		624,106

Federal Home Loan Bank - 55.4%
FHLB Bonds, 0.25%, 7/16/12	10,000	10,000
0.25%, 7/25/12	8,700	8,701
1.75%, 8/22/12	11,000	11,025
0.23%, 8/28/12	10,000	10,002
0.19%, 11/21/12	8,000	8,001
0.30%, 12/11/12	5,000	5,000
0.18%, 1/9/13	6,000	5,999
1.50%, 1/16/13	2,500	2,517
0.04%, 2/1/13	4,000	3,999
0.17%, 2/1/13	5,000	4,999
0.17%, 2/6/13	10,699	10,699
0.17%, 2/11/13	4,600	4,599
0.19%, 2/12/13	5,000	5,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.8%(1) continued
Federal Home Loan Bank - 55.4% continued
0.16%, 2/13/13	$3,000	$2,999
0.18%, 2/15/13	4,000	3,999
0.19%, 2/15/13	5,200	5,199
0.25%, 2/28/13	6,700	6,700
1.25%, 4/2/13	4,200	4,232
0.25%, 4/11/13	2,500	2,500
0.22%, 5/17/13	3,800	3,799
FHLB Discount Notes, 0.07%, 7/2/12	24,000	24,000
0.07%, 7/5/12	10,700	10,700
0.10%, 7/5/12	84,200	84,199
0.11%, 7/5/12	34,500	34,500
0.12%, 7/5/12	14,000	14,000
0.16%, 7/5/12	8,600	8,600
0.02%, 7/6/12	15,000	15,000
0.11%, 7/6/12	40,000	40,000
0.06%, 7/9/12	16,500	16,500
0.08%, 7/11/12	23,176	23,175
0.09%, 7/11/12	40,000	39,999
0.11%, 7/11/12	32,000	31,999
0.12%, 7/11/12	20,000	19,999
0.13%, 7/11/12	10,000	10,000
0.03%, 7/12/12	25,000	25,000
0.06%, 7/12/12	6,000	6,000
0.09%, 7/13/12	8,800	8,800
0.11%, 7/13/12	29,400	29,399
0.08%, 7/18/12	60,300	60,297
0.10%, 7/18/12	6,100	6,100
0.11%, 7/18/12	23,800	23,799
0.12%, 7/18/12	11,000	10,999
0.14%, 7/18/12	5,000	5,000
0.15%, 7/18/12	7,000	7,000
0.08%, 7/20/12	4,600	4,600
0.12%, 7/25/12	57,700	57,695
0.18%, 7/25/12	8,500	8,499
0.22%, 7/25/12	8,700	8,699
0.11%, 7/27/12	11,200	11,199
0.13%, 7/27/12	22,800	22,798
0.08%, 8/1/12	7,200	7,199
0.09%, 8/1/12	58,300	58,295
0.10%, 8/1/12	16,500	16,499
0.12%, 8/1/12	15,400	15,399
0.15%, 8/1/12	3,800	3,800
0.09%, 8/3/12	40,000	39,996
0.12%, 8/3/12	15,200	15,199
0.13%, 8/3/12	3,000	3,000
0.09%, 8/8/12	43,200	43,195
0.12%, 8/8/12	36,400	36,396
0.16%, 8/8/12	10,000	9,999
0.09%, 8/10/12	47,400	47,395
0.08%, 8/15/12	17,500	17,498
0.09%, 8/15/12	17,500	17,498
0.10%, 8/15/12	8,500	8,499
0.11%, 8/15/12	9,500	9,499
0.12%, 8/15/12	17,500	17,498
0.11%, 8/17/12	60,000	59,991
0.11%, 8/22/12	72,600	72,588
0.13%, 8/22/12	14,000	13,998
0.13%, 8/29/12	8,500	8,498
0.10%, 9/5/12	40,000	39,992
0.11%, 9/5/12	41,000	40,992
0.15%, 9/5/12	7,600	7,598
0.10%, 9/7/12	16,500	16,497
0.10%, 9/10/12	9,500	9,498
0.13%, 9/12/12	5,800	5,799
0.11%, 9/13/12	20,200	20,195
0.13%, 9/14/12	8,800	8,798
0.12%, 10/1/12	8,500	8,497
0.17%, 10/3/12	14,800	14,794
0.13%, 10/15/12	25,000	24,991
0.16%, 10/24/12	14,400	14,393
0.15%, 11/2/12	20,000	19,990
0.16%, 11/7/12	5,300	5,297
0.16%, 11/14/12	18,000	17,989
0.12%, 12/5/12	5,000	4,997
0.15%, 12/7/12	16,900	16,889
0.14%, 1/28/13	4,500	4,496
0.19%, 2/1/13	6,700	6,692
0.18%, 2/4/13	4,700	4,695
0.18%, 2/26/13	8,500	8,490
0.21%, 4/1/13	3,800	3,794
0.22%, 4/2/13	4,900	4,892
0.20%, 5/1/13	10,000	9,983
0.20%, 5/2/13	2,400	2,396
0.20%, 5/3/13	11,300	11,281
0.21%, 5/13/13	6,000	5,989
0.21%, 5/21/13	7,000	6,987

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.8%(1) continued
Federal Home Loan Bank - 55.4% continued
0.20%, 6/7/13	$4,500	$4,491
0.20%, 6/10/13	3,700	3,693
0.22%, 6/28/13	8,700	8,681
FHLB FRN, 0.21%, 7/1/12	35,000	35,000
0.23%, 7/1/12	15,000	14,992
0.24%, 7/1/12	15,000	14,996
0.25%, 7/1/12	40,000	39,993
0.28%, 7/1/12	14,775	14,775
0.30%, 7/1/12	9,100	9,099
0.31%, 7/1/12	58,045	58,045
0.33%, 7/1/12	25,000	24,997
0.34%, 7/1/12	19,000	18,998
0.35%, 7/1/12	17,000	17,000
0.19%, 7/13/12	25,000	24,998
0.20%, 7/25/12	10,000	10,003
0.21%, 7/25/12	6,300	6,300
0.20%, 7/26/12	5,000	5,000
0.18%, 7/27/12	10,000	9,998

		1,978,423

Tennessee Valley Authority - 3.9%
TVA Discount Notes, 0.09%, 7/12/12	4,200	4,200
0.10%, 7/12/12	33,600	33,599
0.07%, 7/19/12	24,800	24,799
0.08%, 7/26/12	36,000	35,998
0.09%, 8/2/12	25,000	24,998
0.11%, 8/16/12	15,700	15,698

		139,292

Total U.S. Government Agencies (Cost $2,741,821)		2,741,821

U.S. GOVERNMENT OBLIGATIONS - 16.6%
U.S. Treasury Bills - 6.6%
0.07%, 7/5/12	34,700	34,700
0.09%, 7/5/12	7,100	7,100
0.20%, 7/5/12	4,500	4,500
0.20%, 7/12/12	3,800	3,800
0.08%, 7/19/12	20,200	20,199
0.10%, 8/9/12	5,000	4,999
0.14%, 9/20/12	19,600	19,594
0.09%, 10/4/12	31,000	30,991
0.11%, 10/4/12	10,000	9,997
0.14%, 10/4/12	18,800	18,795
0.14%, 10/11/12	10,000	9,996
0.14%, 11/1/12	10,000	9,995
0.15%, 11/1/12	14,900	14,893
0.15%, 11/15/12	8,000	7,995
0.15%, 1/3/13	21,800	21,783
0.20%, 3/7/13	4,800	4,794
0.17%, 4/4/13	6,500	6,491
0.19%, 5/30/13	6,100	6,089

		236,711

U.S. Treasury Notes - 10.0%
0.63%, 7/31/12	70,450	70,480
4.63%, 7/31/12	10,000	10,037
1.75%, 8/15/12	53,500	53,608
0.38%, 8/31/12	41,400	41,419
4.13%, 8/31/12	22,200	22,348
1.38%, 10/15/12	25,600	25,692
0.38%, 10/31/12	9,200	9,208
3.88%, 10/31/12	12,700	12,859
0.50%, 11/30/12	3,700	3,706
3.38%, 11/30/12	10,100	10,235
1.38%, 1/15/13	67,600	68,043
0.63%, 1/31/13	6,900	6,919
0.63%, 2/28/13	4,500	4,513
1.75%, 4/15/13	7,800	7,895
1.00%, 7/15/13	8,500	8,566

		355,528

Total U.S. Government Obligations (Cost $592,239)		592,239

Investments, at Amortized Cost ($3,334,060)		3,334,060

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 7.4%
Repurchase Agreements - 7.4%(2)
Citigroup Global Markets, dated 6/29/12, repurchase price $150,003 0.20%, 7/2/12	$150,000	$150,000
Credit Suisse Securities, dated 6/29/12, repurchase price $114,755 0.16%, 7/2/12	114,753	114,753

		264,753

Total Repurchase Agreements (Cost $264,753)		264,753

Total Investments - 100.8% (Cost $3,598,813)(3)		3,598,813

Liabilities less Other Assets - (0.8)%		(28,349)

NET ASSETS - 100.0%		$3,570,464

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$65,240	4.50%	8/1/25 - 7/1/40
FNMA	$89,260	3.38% - 5.00%	10/1/20 - 2/1/42
GNMA	$118,198	5.35% - 6.00%	11/15/39 - 5/15/53

(3)	The cost for federal income tax purposes was $3,598,813.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,598,813	(1)	$—	$3,598,813

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2%
Automobile - 0.1%
Ally Auto Receivables Trust, Series 2010-3, Class A4,
1.55%, 8/17/15	$100	$101
Ally Auto Receivables Trust, Series 2011-5, Class A3,
0.99%, 11/15/15	50	50
Ally Auto Receivables Trust, Series 2011-5, Class A4,
1.32%, 7/15/16	50	51
Ally Auto Receivables Trust, Series 2012-1, Class A3,
0.93%, 2/16/16	100	101
Ally Auto Receivables Trust, Series 2012-2, Class A3,
0.74%, 4/15/16	150	150
Ally Auto Receivables Trust, Series 2012-3, Class A3,
0.85%, 8/15/16	100	100
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A3,
1.23%, 9/8/16	100	101
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A3,
1.05%, 10/11/16	50	50
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A3,
0.96%, 1/9/17	75	75
Ford Credit Auto Owner Trust, Series 2011-A, Class A4,
1.65%, 5/15/16	65	66
Ford Credit Auto Owner Trust, Series 2012-A, Class A3,
0.84%, 8/15/16	175	176
Ford Credit Auto Owner Trust, Series 2012-A, Class A4,
1.15%, 6/15/17	125	126
Ford Credit Auto Owner Trust, Series 2012-B, Class A3,
0.72%, 12/15/16	200	200
Honda Auto Receivables Owner Trust, Series 2010-3, Class A4,
0.94%, 12/21/16	75	75
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A4,
1.31%, 9/15/16	150	152
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3,
0.95%, 2/16/16	200	201
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A4,
1.24%, 1/16/18	50	51

		1,826

Commercial Mortgage-Backed Securities - 1.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	372
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.37%, 9/10/47	325	342
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4,
5.92%, 5/10/45	200	228
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	205	231
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AM,
5.68%, 7/10/46	400	425
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	250	277
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-6, Class AM,
5.39%, 10/10/45	500	484
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	450	509
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.39%, 2/10/51	500	587
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	534
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6,
4.75%, 2/13/46	100	107
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	500	542
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	752
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	565

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.9% continued
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,
5.54%, 10/12/41	$250	$286
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4,
5.91%, 6/11/40	250	286
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4,
5.70%, 6/11/50	250	288
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4,
5.47%, 1/12/45	500	572
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,050	1,222
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	273
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	200	208
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.92%, 3/15/49	240	273
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ,
5.92%, 3/15/49	200	177
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	569
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM,
5.89%, 12/10/49	150	158
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	700	792
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	580
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.20%, 12/10/49	130	148
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	1,104
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	562
Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	101
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	1,084
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	662
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	394
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.59%, 2/15/39	500	559
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3,
5.47%, 9/15/39	500	554
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	500	555
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48	250	276
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2,
3.64%, 8/10/44	175	189
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4,
4.98%, 5/10/43	200	218
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4,
5.54%, 12/10/49	300	328
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	530
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4,
4.80%, 8/10/42	500	539
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4,
6.07%, 7/10/38	275	313

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.9% continued
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,
5.74%, 12/10/49	$400	$443
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 3/10/39	400	444
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6,
5.40%, 8/10/38	250	268
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A,
4.75%, 7/10/39	200	216
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	334
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.98%, 8/10/45	525	583
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A2,
3.00%, 8/10/44	125	132
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	157
GS Mortgage Securities Corp. II, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	206
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4,
5.46%, 1/12/43	500	546
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4,
4.74%, 7/15/42	300	326
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,
5.48%, 12/15/44	370	373
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	553
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4,
5.44%, 6/12/47	600	677
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,
5.92%, 2/12/49	700	793
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
6.01%, 6/15/49	1,063	1,167
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	244
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	559
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3,
4.17%, 8/15/46	200	218
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A3,
3.51%, 5/15/45	200	207
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4,
3.48%, 6/15/45	175	178
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	566
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	544
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	1,098
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	198
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	909
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	500	558
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.31%, 4/15/41	500	593

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.9% continued
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	$38	$38
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	38	38
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4,
5.85%, 5/12/39	150	170
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.04%, 6/12/50	650	722
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	163
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
6.16%, 8/12/49	500	550
Morgan Stanley Capital I, Inc., Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,471
Morgan Stanley Capital I, Inc., Series 2004-T13, Class A4,
4.66%, 9/13/45	500	521
Morgan Stanley Capital I, Inc., Series 2005-HQ5, Class A4,
5.17%, 1/14/42	500	539
Morgan Stanley Capital I, Inc., Series 2005-HQ7, Class A4,
5.37%, 11/14/42	520	577
Morgan Stanley Capital I, Inc., Series 2006-IQ11, Class A4,
5.89%, 10/15/42	500	563
Morgan Stanley Capital I, Inc., Series 2006-IQ12, Class A4,
5.33%, 12/15/43	505	574
Morgan Stanley Capital I, Inc., Series 2006-T21, Class A4,
5.16%, 10/12/52	500	557
Morgan Stanley Capital I, Inc., Series 2006-T23, Class A4,
5.99%, 8/12/41	500	580
Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4,
6.08%, 6/11/49	300	340
Morgan Stanley Capital I, Inc., Series 2007-T27, Class A4,
5.82%, 6/11/42	500	581
Morgan Stanley Capital I, Inc., Series 2011-C3, Class A2,
3.22%, 7/15/49	400	426
Morgan Stanley Capital I, Inc., Series 2012-C4, Class A4,
3.24%, 3/15/45	150	152
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	175	178
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	158
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	1,073
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.44%, 12/15/44	500	555
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.49%, 12/15/44	250	266
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4,
5.42%, 1/15/45	200	222
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	540
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM,
5.61%, 3/15/45	125	132
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
6.17%, 6/15/45	450	491
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	554
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4,
5.51%, 4/15/47	250	274
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.93%, 6/15/49	200	218

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.9% continued
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	$175	$180

		46,248

Credit Card - 0.1%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	218
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	275	275
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	138
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	386
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	194
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	135
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,
4.90%, 6/23/16	500	542
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	363
Discover Card Master Trust, Series 2012-A1, Class A1,
0.81%, 8/15/17	200	200
Discover Card Master Trust, Series 2012-A3, Class A3,
0.86%, 11/15/17	200	200
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1,
4.45%, 8/15/16	120	127

		2,778

Utilities - 0.1%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	200	207
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	500	549
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	500	581
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	125	126
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	116

		1,579

Total Asset-Backed Securities
(Cost $47,390)		52,431

CORPORATE BONDS - 17.1%
Advertising - 0.0%
Omnicom Group, Inc.,
4.45%, 8/15/20	300	324

Aerospace/Defense - 0.3%
Boeing (The) Co.,
3.75%, 11/20/16	400	444
6.13%, 2/15/33	135	177
6.63%, 2/15/38	100	141
5.88%, 2/15/40	75	99
General Dynamics Corp.,
5.38%, 8/15/15	150	170
2.25%, 7/15/16	150	157
3.88%, 7/15/21	250	281
Goodrich Corp.,
3.60%, 2/1/21	250	270
L-3 Communications Corp.,
3.95%, 11/15/16	150	159
5.20%, 10/15/19	250	274
4.95%, 2/15/21	40	43
Lockheed Martin Corp.,
7.65%, 5/1/16	100	121
2.13%, 9/15/16	65	67
4.25%, 11/15/19	500	559
8.50%, 12/1/29	75	109
6.15%, 9/1/36	275	344
Northrop Grumman Corp.,
1.85%, 11/15/15	200	203
5.05%, 8/1/19	170	196
5.05%, 11/15/40	250	282
Raytheon Co.,
1.40%, 12/15/14	55	56

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Aerospace/Defense - 0.3% continued
1.63%, 10/15/15	$350	$359
4.40%, 2/15/20	510	579
4.70%, 12/15/41	100	110
United Technologies Corp.,
4.88%, 5/1/15	275	304
1.20%, 6/1/15	200	202
5.38%, 12/15/17	390	466
4.50%, 4/15/20	450	522
3.10%, 6/1/22	45	47
7.50%, 9/15/29	100	142
6.05%, 6/1/36	100	129
6.13%, 7/15/38	175	228
4.50%, 6/1/42	50	55

		7,295

Agriculture - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	950	1,315
9.25%, 8/6/19	250	347
4.75%, 5/5/21	725	822
9.95%, 11/10/38	150	238
10.20%, 2/6/39	100	163
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	386
4.48%, 3/1/21	150	173
5.38%, 9/15/35	175	206
6.45%, 1/15/38	50	67
5.77%, 3/1/41	130	165
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	105
4.10%, 3/15/16	140	146
3.20%, 6/15/17	250	251
8.50%, 6/15/19	60	75
Philip Morris International, Inc.,
2.50%, 5/16/16	100	105
1.63%, 3/20/17	500	505
5.65%, 5/16/18	625	755
4.50%, 3/26/20	250	289
4.13%, 5/17/21	250	279
2.90%, 11/15/21	300	309
6.38%, 5/16/38	280	375
Reynolds American, Inc.,
7.63%, 6/1/16	150	181

		7,257

Airlines - 0.0%
Continental Airlines, Series 2009-2, Class A, Pass Through Trust,
7.25%, 11/10/19	338	381

Apparel - 0.0%
VF Corp.,
3.50%, 9/1/21	150	160
6.00%, 10/15/33	100	123
6.45%, 11/1/37	30	39

		322

Auto Manufacturers - 0.2%
Daimler Finance N.A. LLC,
6.50%, 11/15/13	850	911
8.50%, 1/18/31	175	268
Ford Motor Co.,
7.45%, 7/16/31	350	438
Toyota Motor Credit Corp.,
1.38%, 8/12/13	500	504
1.25%, 11/17/14	150	151
1.00%, 2/17/15	500	501
2.80%, 1/11/16	300	315
2.00%, 9/15/16	165	168
2.05%, 1/12/17	250	256
1.75%, 5/22/17	150	151
4.50%, 6/17/20	300	341

		4,004

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
2.60%, 12/1/16	75	78
5.00%, 3/30/20	155	175
5.70%, 3/1/41	250	295

		548

Banks - 3.0%
Bank of America Corp.,
7.38%, 5/15/14	1,000	1,075
5.38%, 6/15/14	50	52
5.13%, 11/15/14	400	417
4.50%, 4/1/15	65	67
4.75%, 8/1/15	325	338
3.63%, 3/17/16	185	186
6.50%, 8/1/16	1,000	1,098
5.75%, 8/15/16	100	104
5.63%, 10/14/16	200	213

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Banks - 3.0% continued
3.88%, 3/22/17	$150	$153
6.00%, 9/1/17	250	270
5.75%, 12/1/17	865	923
5.65%, 5/1/18	450	481
7.63%, 6/1/19	540	635
5.88%, 1/5/21	440	480
5.00%, 5/13/21	400	413
5.70%, 1/24/22	1,665	1,834
5.88%, 2/7/42	250	274
Bank of America N.A.,
5.30%, 3/15/17	1,075	1,119
6.00%, 10/15/36	250	263
Bank of New York Mellon (The) Corp.,
4.30%, 5/15/14	200	213
2.95%, 6/18/15	200	211
2.30%, 7/28/16	150	155
5.50%, 12/1/17	100	116
5.45%, 5/15/19	75	88
3.55%, 9/23/21	955	1,016
Bank One Corp.,
7.75%, 7/15/25	54	67
BB&T Capital Trust II,
6.75%, 6/7/36	75	74
BB&T Corp.,
2.05%, 4/28/14	250	255
5.20%, 12/23/15	600	660
3.95%, 4/29/16	250	272
2.15%, 3/22/17	250	254
Capital One Financial Corp.,
7.38%, 5/23/14	775	851
2.15%, 3/23/15	180	181
5.50%, 6/1/15	250	272
3.15%, 7/15/16	195	202
Citigroup, Inc.,
6.50%, 8/19/13	100	105
5.13%, 5/5/14	200	209
6.38%, 8/12/14	500	535
5.00%, 9/15/14	1,300	1,333
2.65%, 3/2/15	150	150
5.30%, 1/7/16	800	849
3.95%, 6/15/16	1,000	1,025
4.45%, 1/10/17	250	262
5.50%, 2/15/17	225	235
6.00%, 8/15/17	100	110
6.13%, 11/21/17	1,075	1,191
6.13%, 5/15/18	350	391
8.50%, 5/22/19	1,500	1,853
4.50%, 1/14/22	735	759
6.63%, 6/15/32	100	104
6.00%, 10/31/33	350	350
6.88%, 3/5/38	900	1,101
8.13%, 7/15/39	360	480
5.88%, 1/30/42	30	33
Fifth Third Bancorp,
5.45%, 1/15/17	75	82
3.50%, 3/15/22	200	202
8.25%, 3/1/38	275	373
Goldman Sachs Group (The), Inc.,
4.75%, 7/15/13	350	360
5.25%, 10/15/13	150	156
6.00%, 5/1/14	650	687
5.50%, 11/15/14	150	158
5.13%, 1/15/15	500	522
3.30%, 5/3/15	100	100
5.35%, 1/15/16	1,100	1,155
3.63%, 2/7/16	220	220
5.75%, 10/1/16	250	267
5.63%, 1/15/17	300	315
6.25%, 9/1/17	1,300	1,413
5.95%, 1/18/18	835	894
6.15%, 4/1/18	815	884
5.38%, 3/15/20	1,295	1,333
5.25%, 7/27/21	540	549
5.75%, 1/24/22	750	792
5.95%, 1/15/27	150	149
6.75%, 10/1/37	1,165	1,142
6.25%, 2/1/41	300	313
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	443
4.88%, 8/24/20	300	309
7.00%, 1/15/39	350	410
HSBC USA, Inc.,
2.38%, 2/13/15	150	152
JPMorgan Chase & Co.,
5.13%, 9/15/14	1,100	1,169
5.25%, 5/1/15	350	377
5.15%, 10/1/15	1,050	1,127

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Banks - 3.0% continued
3.15%, 7/5/16	$685	$704
6.13%, 6/27/17	100	111
6.00%, 1/15/18	1,610	1,848
6.30%, 4/23/19	500	584
4.95%, 3/25/20	375	413
4.40%, 7/22/20	300	316
4.63%, 5/10/21	250	267
4.35%, 8/15/21	615	649
4.50%, 1/24/22	750	808
6.40%, 5/15/38	554	666
5.60%, 7/15/41	300	340
5.40%, 1/6/42	100	110
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	219
6.00%, 10/1/17	650	728
KeyBank N.A.,
5.80%, 7/1/14	250	268
5.45%, 3/3/16	100	111
KeyCorp,
3.75%, 8/13/15	250	265
5.10%, 3/24/21	25	28
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	130	139
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	292
Mellon Funding Corp.,
5.00%, 12/1/14	100	106
Morgan Stanley,
4.75%, 4/1/14	1,300	1,311
4.20%, 11/20/14	280	280
4.10%, 1/26/15	500	497
6.00%, 4/28/15	2,025	2,093
5.38%, 10/15/15	200	204
3.80%, 4/29/16	350	339
5.45%, 1/9/17	325	328
4.75%, 3/22/17	250	249
6.25%, 8/28/17	350	361
5.95%, 12/28/17	175	180
6.63%, 4/1/18	850	889
7.30%, 5/13/19	645	697
5.63%, 9/23/19	475	470
5.50%, 7/28/21	565	557
6.25%, 8/9/26	100	99
National City Corp.,
4.90%, 1/15/15	200	217
PNC Bank N.A.,
4.88%, 9/21/17	100	111
PNC Funding Corp.,
4.25%, 9/21/15	250	272
2.70%, 9/19/16	60	62
6.70%, 6/10/19	600	746
4.38%, 8/11/20	500	552
3.30%, 3/8/22	150	153
State Street Corp.,
4.30%, 5/30/14	345	367
SunTrust Bank,
7.25%, 3/15/18	125	145
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	104
U.S. Bancorp,
1.38%, 9/13/13	300	303
1.13%, 10/30/13	70	70
3.15%, 3/4/15	215	227
2.45%, 7/27/15	70	73
2.20%, 11/15/16	75	77
1.65%, 5/15/17	200	201
4.13%, 5/24/21	200	224
3.00%, 3/15/22	115	118
U.S. Bank N.A.,
6.30%, 2/4/14	300	325
4.95%, 10/30/14	250	272
4.80%, 4/15/15	100	110
UnionBanCal Corp.,
3.50%, 6/18/22	150	151
Wachovia Bank N.A.,
5.85%, 2/1/37	250	289
6.60%, 1/15/38	300	379
Wachovia Corp.,
4.88%, 2/15/14	250	262
5.25%, 8/1/14	150	160
5.63%, 10/15/16	550	620
5.75%, 6/15/17	350	408
5.75%, 2/1/18	600	710
Wells Fargo & Co.,
4.63%, 4/15/14	415	434
5.00%, 11/15/14	100	107
1.25%, 2/13/15	500	499

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Banks - 3.0% continued
3.63%, 4/15/15	$250	$266
1.50%, 7/1/15	250	250
5.13%, 9/15/16	475	528
2.63%, 12/15/16	250	257
2.10%, 5/8/17	250	251
5.63%, 12/11/17	445	520
4.60%, 4/1/21	500	558
3.50%, 3/8/22	750	772
5.38%, 2/7/35	125	144
Wells Fargo Capital X,
5.95%, 12/15/36	100	100

		72,330

Beverages - 0.4%
Anheuser-Busch Cos. LLC,
4.95%, 1/15/14	175	185
5.50%, 1/15/18	375	445
5.95%, 1/15/33	100	124
6.45%, 9/1/37	50	68
Anheuser-Busch InBev Worldwide, Inc.,
1.50%, 7/14/14	85	86
4.13%, 1/15/15	500	539
2.88%, 2/15/16	75	79
5.38%, 1/15/20	450	536
8.20%, 1/15/39	1,000	1,590
Beam, Inc.,
5.38%, 1/15/16	86	96
1.88%, 5/15/17	65	65
Bottling Group LLC,
5.50%, 4/1/16	675	782
Coca-Cola (The) Co.,
0.75%, 3/13/15	150	150
1.80%, 9/1/16	65	67
1.65%, 3/14/18	125	127
3.15%, 11/15/20	1,115	1,195
3.30%, 9/1/21	250	268
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	250	251
Coca-Cola Refreshments USA, Inc.,
7.38%, 3/3/14	125	138
Dr Pepper Snapple Group, Inc.,
2.90%, 1/15/16	135	141
2.60%, 1/15/19	80	81
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	61
5.00%, 5/1/42	100	108
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	55
PepsiCo, Inc.,
0.80%, 8/25/14	585	587
3.10%, 1/15/15	450	474
0.75%, 3/5/15	60	60
2.50%, 5/10/16	200	210
5.00%, 6/1/18	650	759
4.50%, 1/15/20	300	341
2.75%, 3/5/22	385	389
4.88%, 11/1/40	165	193
4.00%, 3/5/42	50	52

		10,302

Biotechnology - 0.2%
Amgen, Inc.,
4.85%, 11/18/14	175	190
2.30%, 6/15/16	100	103
2.50%, 11/15/16	250	260
5.85%, 6/1/17	375	442
4.50%, 3/15/20	165	181
3.88%, 11/15/21	250	264
6.38%, 6/1/37	100	119
6.40%, 2/1/39	100	119
5.75%, 3/15/40	500	557
5.15%, 11/15/41	500	522
5.65%, 6/15/42	100	112
5.38%, 5/15/43	200	216
Genentech, Inc.,
4.75%, 7/15/15	150	166
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	105
5.65%, 12/1/41	330	385
Life Technologies Corp.,
3.50%, 1/15/16	250	260
6.00%, 3/1/20	500	587

		4,588

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	110
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	110

		220

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Chemicals - 0.3%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	$145	$149
Dow Chemical (The) Co.,
7.60%, 5/15/14	1,000	1,113
5.70%, 5/15/18	100	117
4.13%, 11/15/21	200	215
7.38%, 11/1/29	100	134
9.40%, 5/15/39	300	478
5.25%, 11/15/41	400	442
E.I. Du Pont de Nemours & Co.,
1.75%, 3/25/14	200	204
3.25%, 1/15/15	350	372
5.25%, 12/15/16	400	472
6.00%, 7/15/18	615	764
6.50%, 1/15/28	100	132
Eastman Chemical Co.,
2.40%, 6/1/17	60	61
4.80%, 9/1/42	100	102
Ecolab, Inc.,
3.00%, 12/8/16	175	185
4.35%, 12/8/21	250	277
5.50%, 12/8/41	105	126
Lubrizol Corp.,
6.50%, 10/1/34	50	65
Monsanto Co.,
2.75%, 4/15/16	50	53
5.13%, 4/15/18	240	284
5.50%, 8/15/25	50	62
Mosaic (The) Co.,
4.88%, 11/15/41	100	106
PPG Industries, Inc.,
1.90%, 1/15/16	50	51
6.65%, 3/15/18	220	268
7.70%, 3/15/38	50	73
Praxair, Inc.,
4.50%, 8/15/19	400	462
4.05%, 3/15/21	100	111
2.45%, 2/15/22	250	247
Rohm & Haas Co.,
6.00%, 9/15/17	250	291
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	315

		7,731

Commercial Services - 0.1%
ADT (The) Corp.,
2.25%, 7/15/17(1) (2)	150	151
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	238
California Institute of Technology,
4.70%, 11/1/11(3)	110	121
George Washington University (The),
3.49%, 9/15/22	50	53
Massachusetts Institute of Technology,
5.60%, 7/1/11(3)	190	264
Princeton University,
4.95%, 3/1/19	100	119
SAIC, Inc.,
5.95%, 12/1/40	200	224
Trustees of Dartmouth College,
4.75%, 6/1/19	170	201
University of Pennsylvania,
4.67%, 9/1/12(4)	100	115
Vanderbilt University,
5.25%, 4/1/19	100	121
Western Union (The) Co.,
5.93%, 10/1/16	355	412
6.20%, 11/17/36	50	53
6.20%, 6/21/40	70	76

		2,148

Computers - 0.4%
Dell, Inc.,
2.30%, 9/10/15	350	361
5.65%, 4/15/18	180	207
5.88%, 6/15/19	100	118
6.50%, 4/15/38	50	59
Hewlett-Packard Co.,
6.13%, 3/1/14	1,000	1,073
1.55%, 5/30/14	125	126
4.75%, 6/2/14	700	740
2.13%, 9/13/15	200	202
2.20%, 12/1/15	250	251
2.65%, 6/1/16	250	256
3.00%, 9/15/16	500	514
3.30%, 12/9/16	300	314
2.60%, 9/15/17	200	201
6.00%, 9/15/41	500	551

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Computers - 0.4% continued
International Business Machines Corp.,
1.00%, 8/5/13	$550	$553
1.25%, 5/12/14	100	101
0.75%, 5/11/15	100	100
1.95%, 7/22/16	500	514
1.25%, 2/6/17	250	251
5.70%, 9/14/17	1,450	1,743
8.38%, 11/1/19	50	71
2.90%, 11/1/21	200	209
6.50%, 1/15/28	100	135
5.60%, 11/30/39	275	358

		9,008

Cosmetics/Personal Care - 0.1%
Colgate-Palmolive Co.,
1.30%, 1/15/17	250	253
2.30%, 5/3/22	165	166
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	128
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,369
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	237
2.30%, 2/6/22	215	215
5.80%, 8/15/34	100	134
5.55%, 3/5/37	50	67

		2,620

Diversified Financial Services - 1.4%
American Express Co.,
4.88%, 7/15/13	675	702
6.15%, 8/28/17	800	948
7.00%, 3/19/18	300	371
8.13%, 5/20/19	550	732
8.15%, 3/19/38	170	269
American Express Credit Corp.,
1.75%, 6/12/15	50	51
2.80%, 9/19/16	1,250	1,304
2.38%, 3/24/17	250	256
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	94
5.30%, 3/15/20	95	108
Aon Corp.,
5.00%, 9/30/20	350	388
Bear Stearns (The) Cos. LLC,
5.30%, 10/30/15	850	922
5.55%, 1/22/17	50	54
6.40%, 10/2/17	150	173
7.25%, 2/1/18	535	640
BlackRock, Inc.,
3.50%, 12/10/14	275	292
1.38%, 6/1/15	70	71
5.00%, 12/10/19	130	149
4.25%, 5/24/21	150	164
Boeing Capital Corp.,
2.13%, 8/15/16	125	130
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	100	109
4.75%, 2/17/15	275	301
1.10%, 5/29/15	40	40
2.65%, 4/1/16	150	157
2.05%, 8/1/16	150	155
1.75%, 3/24/17	100	101
5.85%, 9/1/17	592	710
5.45%, 4/15/18	300	358
Charles Schwab (The) Corp.,
4.95%, 6/1/14	120	129
4.45%, 7/22/20	250	277
Credit Suisse USA, Inc.,
5.50%, 8/15/13	450	469
4.88%, 1/15/15	375	402
5.38%, 3/2/16	75	83
7.13%, 7/15/32	250	326
Ford Motor Credit Co. LLC,
4.25%, 2/3/17	1,500	1,572
3.00%, 6/12/17	640	636
5.88%, 8/2/21	500	556
General Electric Capital Corp.,
2.10%, 1/7/14	300	305
5.90%, 5/13/14	370	402
3.75%, 11/14/14	750	787
4.88%, 3/4/15	350	380
1.63%, 7/2/15	150	150
5.00%, 1/8/16	100	110
2.95%, 5/9/16	200	206
2.90%, 1/9/17	750	775
2.30%, 4/27/17	250	252

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Diversified Financial Services - 1.4% continued
5.63%, 9/15/17	$1,175	$1,348
5.63%, 5/1/18	2,575	2,960
5.50%, 1/8/20	200	229
4.63%, 1/7/21	1,400	1,540
4.65%, 10/17/21	1,750	1,943
6.75%, 3/15/32	150	186
6.15%, 8/7/37	150	177
5.88%, 1/14/38	600	689
6.88%, 1/10/39	550	710
HSBC Finance Corp.,
4.75%, 7/15/13	325	335
5.50%, 1/19/16	650	704
Jefferies Group, Inc.,
8.50%, 7/15/19	50	54
John Deere Capital Corp.,
2.95%, 3/9/15	350	370
0.88%, 4/17/15	150	150
0.95%, 6/29/15	150	150
2.25%, 6/7/16	250	259
1.85%, 9/15/16	200	205
2.00%, 1/13/17	115	119
1.40%, 3/15/17	250	251
5.75%, 9/10/18	200	243
3.15%, 10/15/21	250	260
2.80%, 1/27/23	150	151
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	420	420
Merrill Lynch & Co., Inc.,
5.45%, 7/15/14	330	345
6.40%, 8/28/17	200	218
6.88%, 4/25/18	505	565
6.88%, 11/15/18	275	308
6.11%, 1/29/37	150	141
7.75%, 5/14/38	175	200
National Rural Utilities Cooperative Finance Corp.,
5.50%, 7/1/13	300	315
1.90%, 11/1/15	250	256
5.45%, 2/1/18	300	356
3.05%, 2/15/22	35	36
8.00%, 3/1/32	50	73
PACCAR Financial Corp.,
1.60%, 3/15/17	90	91
SLM Corp.,
5.00%, 10/1/13	650	670

		34,593

Electric - 1.6%
Alabama Power Co.,
6.13%, 5/15/38	50	66
4.10%, 1/15/42	75	76
American Electric Power Co., Inc.,
5.25%, 6/1/15	300	326
Appalachian Power Co.,
4.60%, 3/30/21	250	280
7.00%, 4/1/38	75	100
Arizona Public Service Co.,
4.50%, 4/1/42	230	237
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	291
Carolina Power & Light Co.,
5.13%, 9/15/13	540	569
5.30%, 1/15/19	150	180
3.00%, 9/15/21	150	157
2.80%, 5/15/22	100	102
CenterPoint Energy Houston Electric LLC,
7.00%, 3/1/14	200	220
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	281
Commonwealth Edison Co.,
5.95%, 8/15/16	125	147
1.95%, 9/1/16	100	102
6.15%, 9/15/17	225	272
5.80%, 3/15/18	300	362
4.00%, 8/1/20	410	456
6.45%, 1/15/38	200	272
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	288
5.30%, 3/1/35	150	179
5.85%, 3/15/36	100	128
6.20%, 6/15/36	200	267
6.75%, 4/1/38	100	144
5.50%, 12/1/39	85	107
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	107
7.60%, 4/1/32	100	133
Consumers Energy Co.,
5.50%, 8/15/16	125	145

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Electric - 1.6% continued
6.13%, 3/15/19	$200	$246
2.85%, 5/15/22	45	46
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	203
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	150
5.70%, 10/1/37	50	64
3.95%, 6/15/42	100	102
Dominion Resources, Inc.,
5.15%, 7/15/15	50	56
1.95%, 8/15/16	200	204
6.00%, 11/30/17	100	120
6.40%, 6/15/18	20	24
5.25%, 8/1/33	250	282
5.95%, 6/15/35	250	309
7.00%, 6/15/38	20	28
4.90%, 8/1/41	35	40
DTE Energy Co.,
6.38%, 4/15/33	50	64
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	114
1.75%, 12/15/16	70	72
5.25%, 1/15/18	200	238
5.10%, 4/15/18	65	77
3.90%, 6/15/21	50	56
6.45%, 10/15/32	106	140
6.10%, 6/1/37	150	196
6.00%, 1/15/38	35	46
6.05%, 4/15/38	175	232
5.30%, 2/15/40	400	494
Duke Energy Corp.,
6.25%, 6/15/18	100	122
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	350	367
6.45%, 4/1/39	250	345
4.20%, 3/15/42	100	103
Entergy Corp.,
4.70%, 1/15/17	125	131
Entergy Louisiana LLC,
1.88%, 12/15/14	85	87
6.50%, 9/1/18	100	120
5.40%, 11/1/24	150	180
Entergy Texas, Inc.,
7.13%, 2/1/19	250	306
Exelon Corp.,
5.63%, 6/15/35	75	81
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	246
4.25%, 6/15/22(1) (2)	250	251
FirstEnergy Corp.,
7.38%, 11/15/31	250	314
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	380	399
Florida Power & Light Co.,
5.55%, 11/1/17	225	272
5.65%, 2/1/37	350	446
5.95%, 2/1/38	150	199
5.69%, 3/1/40	400	520
4.13%, 2/1/42	250	262
4.05%, 6/1/42	100	105
Florida Power Corp.,
5.80%, 9/15/17	50	60
5.65%, 6/15/18	225	271
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	67
6.40%, 6/15/38	285	389
Georgia Power Co.,
4.25%, 12/1/19	500	567
2.85%, 5/15/22	100	100
4.30%, 3/15/42	60	62
Kansas City Power & Light Co.,
5.30%, 10/1/41	50	55
Metropolitan Edison Co.,
4.88%, 4/1/14	200	211
MidAmerican Energy Co.,
5.30%, 3/15/18	500	588
MidAmerican Energy Holdings Co.,
6.13%, 4/1/36	600	751
6.50%, 9/15/37	200	263
Midamerican Funding LLC,
6.93%, 3/1/29	50	66
National Fuel Gas Co.,
4.90%, 12/1/21	150	162
Nevada Power Co.,
6.65%, 4/1/36	100	135
5.45%, 5/15/41	35	42
NextEra Energy Capital Holdings, Inc.,
6.65%, 6/15/67	25	26

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Electric - 1.6% continued
Nisource Finance Corp.,
5.25%, 9/15/17	$450	$502
5.45%, 9/15/20	200	224
4.45%, 12/1/21	165	173
5.95%, 6/15/41	100	112
5.25%, 2/15/43	100	101
Northern States Power Co.,
5.25%, 3/1/18	125	149
6.25%, 6/1/36	100	136
5.35%, 11/1/39	65	81
NSTAR Electric Co.,
4.88%, 4/15/14	200	213
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	176
Ohio Power Co.,
6.60%, 2/15/33	100	127
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	269
4.10%, 6/1/22(1) (2)	250	255
7.25%, 1/15/33	200	247
7.50%, 9/1/38	145	185
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	239
5.63%, 11/30/17	660	792
4.25%, 5/15/21	150	170
3.25%, 9/15/21	45	47
6.05%, 3/1/34	450	567
5.80%, 3/1/37	100	124
5.40%, 1/15/40	160	191
PacifiCorp,
3.85%, 6/15/21	600	660
2.95%, 2/1/22	100	103
6.25%, 10/15/37	275	370
6.00%, 1/15/39	60	79
Peco Energy Co.,
5.35%, 3/1/18	25	30
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	342
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	50
PPL Electric Utilities Corp.,
3.00%, 9/15/21	250	259
6.25%, 5/15/39	275	379
5.20%, 7/15/41	35	43
PPL Energy Supply LLC,
5.40%, 8/15/14	250	268
6.50%, 5/1/18	100	116
Progress Energy, Inc.,
3.15%, 4/1/22	160	161
7.75%, 3/1/31	50	70
6.00%, 12/1/39	450	563
PSEG Power LLC,
5.50%, 12/1/15	175	196
2.75%, 9/15/16	35	36
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,071
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	55
6.63%, 11/15/37	125	159
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	683
5.38%, 11/1/39	250	311
3.95%, 5/1/42	50	52
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	30
6.27%, 3/15/37	75	101
5.80%, 3/15/40	250	324
5.64%, 4/15/41	80	102
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	69
6.13%, 9/15/37	50	70
4.50%, 8/15/40	150	172
3.95%, 11/15/41	100	105
4.30%, 4/1/42	150	167
SCANA Corp.,
4.75%, 5/15/21	75	80
4.13%, 2/1/22	135	136
Sierra Pacific Power Co.,
5.45%, 9/1/13	275	288
6.00%, 5/15/16	250	291
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	137
6.05%, 1/15/38	265	343
4.35%, 2/1/42	65	68
Southern (The) Co.,
2.38%, 9/15/15	250	258
1.95%, 9/1/16	200	205

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Electric - 1.6% continued
Southern California Edison Co.,
5.00%, 1/15/14	$150	$160
5.50%, 8/15/18	100	122
3.88%, 6/1/21	150	167
6.65%, 4/1/29	300	394
6.00%, 1/15/34	100	132
5.55%, 1/15/37	125	157
5.95%, 2/1/38	100	132
6.05%, 3/15/39	50	67
5.50%, 3/15/40	150	190
Southern Power Co.,
4.88%, 7/15/15	150	164
5.15%, 9/15/41	500	543
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	465
3.55%, 2/15/22	150	153
6.20%, 3/15/40	200	246
Southwestern Public Service Co.,
6.00%, 10/1/36	100	118
Tampa Electric Co.,
4.10%, 6/15/42	50	50
Union Electric Co.,
6.40%, 6/15/17	400	480
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	509
2.95%, 1/15/22	95	98
6.00%, 1/15/36	50	65
8.88%, 11/15/38	300	501
Westar Energy, Inc.,
4.13%, 3/1/42	115	120
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	191
Xcel Energy, Inc.,
4.70%, 5/15/20	100	116
6.50%, 7/1/36	100	135

		37,851

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	112
5.38%, 10/15/17	100	119
5.25%, 10/15/18	325	391
6.00%, 8/15/32	25	33
6.13%, 4/15/39	50	69

		724

Electronics - 0.1%
Agilent Technologies, Inc.,
5.50%, 9/14/15	700	783
Honeywell International, Inc.,
5.30%, 3/15/17	200	235
5.30%, 3/1/18	290	346
5.70%, 3/15/36	720	918
5.70%, 3/15/37	125	160
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	340
2.25%, 8/15/16	100	104
3.60%, 8/15/21	250	269

		3,155

Engineering & Construction - 0.0%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	90

Environmental Control - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	176
5.50%, 9/15/19	120	139
5.00%, 3/1/20	400	453
5.25%, 11/15/21	500	574
3.55%, 6/1/22	100	101
Waste Management, Inc.,
5.00%, 3/15/14	100	106
2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	297
7.10%, 8/1/26	125	164
6.13%, 11/30/39	400	495

		2,541

Food - 0.5%
Campbell Soup Co.,
4.25%, 4/15/21	150	170
ConAgra Foods, Inc.,
7.00%, 4/15/19	300	368
7.00%, 10/1/28	100	122
General Mills, Inc.,
1.55%, 5/16/14	100	101
5.20%, 3/17/15	500	555
3.15%, 12/15/21	500	512
5.40%, 6/15/40	70	83
H.J. Heinz Co.,
5.35%, 7/15/13	200	210
1.50%, 3/1/17	310	309

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.1% continued
Food - 0.5% continued
H.J. Heinz Finance Co.,
6.75%, 3/15/32	$50	$62
Hershey (The) Co.,
1.50%, 11/1/16	250	252
Kellogg Co.,
1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	75
3.25%, 5/21/18	130	139
4.15%, 11/15/19	335	373
7.45%, 4/1/31	100	137
Kraft Foods Group, Inc.,
1.63%, 6/4/15(1) (2)	100	101
3.50%, 6/6/22(1) (2)	130	133
5.00%, 6/4/42(1) (2)	55	58
Kraft Foods, Inc.,
5.25%, 10/1/13	125	132
4.13%, 2/9/16	500	544
6.50%, 8/11/17	150	182
6.13%, 2/1/18	815	977
6.13%, 8/23/18	50	61
5.38%, 2/10/20	500	592
6.50%, 11/1/31	150	185
7.00%, 8/11/37	100	132
6.88%, 2/1/38	100	131
6.88%, 1/26/39	100	130
6.50%, 2/9/40	500	642
Kroger (The) Co.,
3.90%, 10/1/15	80	86
2.20%, 1/15/17	190	192
6.15%, 1/15/20	25	30
3.40%, 4/15/22	400	400
7.50%, 4/1/31	200	260
6.90%, 4/15/38	100	122
Safeway, Inc.,
3.40%, 12/1/16	165	168
6.35%, 8/15/17	275	308
5.00%, 8/15/19	385	398
3.95%, 8/15/20	350	338
Sysco Corp.,
2.60%, 6/12/22	95	95
6.63%, 3/17/39	200	293
Tyson Foods, Inc.,
4.50%, 6/15/22	300	309
Unilever Capital Corp.,
4.25%, 2/10/21	250	292
5.90%, 11/15/32	125	173

		10,988

Forest Products & Paper - 0.1%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	650
International Paper Co.,
5.30%, 4/1/15	100	109
7.95%, 6/15/18	325	410
7.50%, 8/15/21	350	446
4.75%, 2/15/22	125	136
7.30%, 11/15/39	45	56
6.00%, 11/15/41	250	282

		2,089

Gas - 0.1%
AGL Capital Corp.,
3.50%, 9/15/21	150	155
5.88%, 3/15/41	100	128
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	47
KeySpan Corp.,
5.80%, 4/1/35	175	197
Sempra Energy,
2.00%, 3/15/14	200	203
2.30%, 4/1/17	80	82
6.15%, 6/15/18	400	483
Southern California Gas Co.,
5.75%, 11/15/35	150	196
Southern Union Co.,
8.25%, 11/15/29	25	31

		1,522

Hand/Machine Tools - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	273

Healthcare - Products - 0.1%
Baxter International, Inc.,
4.63%, 3/15/15	100	110
1.85%, 1/15/17	100	102
5.38%, 6/1/18	225	268
6.25%, 12/1/37	30	41
Becton, Dickinson and Co.,
1.75%, 11/8/16	250	256

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.1% continued
Healthcare - Products - 0.1% continued
3.25%, 11/12/20	$230	$242
3.13%, 11/8/21	150	156
5.00%, 11/12/40	150	174
Medtronic, Inc.,
3.00%, 3/15/15	250	265
4.75%, 9/15/15	200	225
4.13%, 3/15/21	500	559
3.13%, 3/15/22	150	155
6.50%, 3/15/39	100	142
4.50%, 3/15/42	100	109
St. Jude Medical, Inc.,
2.50%, 1/15/16	150	156
Stryker Corp.,
2.00%, 9/30/16	125	128
Zimmer Holdings, Inc.,
3.38%, 11/30/21	250	257

		3,345

Healthcare - Services - 0.2%
Aetna, Inc.,
1.75%, 5/15/17	50	50
3.95%, 9/1/20	375	407
4.13%, 6/1/21	250	275
6.75%, 12/15/37	150	196
4.50%, 5/15/42	100	102
Cigna Corp.,
4.00%, 2/15/22	335	349
5.38%, 2/15/42	100	106
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	118
4.75%, 1/30/20	340	377
5.75%, 1/30/40	85	97
UnitedHealth Group, Inc.,
5.00%, 8/15/14	6	7
1.88%, 11/15/16	125	128
4.70%, 2/15/21	300	346
2.88%, 3/15/22	500	505
5.80%, 3/15/36	250	309
6.63%, 11/15/37	350	468
6.88%, 2/15/38	100	139
5.70%, 10/15/40	135	166
4.38%, 3/15/42	100	105
WellPoint, Inc.,
5.25%, 1/15/16	150	168
2.38%, 2/15/17	200	205
5.88%, 6/15/17	350	413
3.13%, 5/15/22	100	101
5.85%, 1/15/36	600	710

		5,847

Home Furnishings - 0.0%
Whirlpool Corp.,
4.85%, 6/15/21	100	103
4.70%, 6/1/22	250	253

		356

Household Products/Wares - 0.1%
Clorox (The) Co.,
5.00%, 1/15/15	75	82
5.95%, 10/15/17	25	29
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	105
6.13%, 8/1/17	50	61
6.25%, 7/15/18	150	188
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	505

		1,020

Housewares - 0.0%
Newell Rubbermaid, Inc.,
2.00%, 6/15/15	50	50
4.70%, 8/15/20	350	379

		429

Insurance - 0.9%
ACE INA Holdings, Inc.,
5.80%, 3/15/18	300	361
5.90%, 6/15/19	355	438
6.70%, 5/15/36	50	69
Aflac, Inc.,
8.50%, 5/15/19	1,000	1,305
6.90%, 12/17/39	80	97
Alleghany Corp.,
4.95%, 6/27/22	165	168
Allstate (The) Corp.,
5.55%, 5/9/35	50	58
6.13%, 5/15/37	100	98
5.20%, 1/15/42	225	253
6.50%, 5/15/57	225	222
American International Group, Inc.,
4.25%, 9/15/14	250	259

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.1% continued
Insurance - 0.9% continued
5.05%, 10/1/15	$100	$106
3.80%, 3/22/17	285	290
5.45%, 5/18/17	300	326
5.85%, 1/16/18	225	249
8.25%, 8/15/18	150	181
4.88%, 6/1/22	500	512
6.25%, 5/1/36	100	115
8.18%, 5/15/58	440	477
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	263
4.85%, 1/15/15	575	633
5.40%, 5/15/18	300	354
5.75%, 1/15/40	255	309
4.40%, 5/15/42	100	103
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	531
1.90%, 1/31/17	125	127
Chubb (The) Corp.,
5.75%, 5/15/18	325	397
6.00%, 5/11/37	50	64
6.50%, 5/15/38	85	116
CNA Financial Corp.,
5.85%, 12/15/14	290	311
Genworth Financial, Inc.,
5.75%, 6/15/14	175	178
6.52%, 5/22/18	50	48
7.20%, 2/15/21	500	476
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	77
5.38%, 3/15/17	150	159
5.50%, 3/30/20	250	261
5.13%, 4/15/22	250	257
5.95%, 10/15/36	75	72
Lincoln National Corp.,
4.20%, 3/15/22	165	165
6.15%, 4/7/36	150	159
6.30%, 10/9/37	100	108
7.00%, 5/17/66	1,000	955
Markel Corp.,
4.90%, 7/1/22	100	101
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	236	262
MetLife, Inc.,
2.38%, 2/6/14	450	459
5.00%, 6/15/15	825	907
6.75%, 6/1/16	170	199
6.38%, 6/15/34	150	189
5.70%, 6/15/35	700	830
6.40%, 12/15/36	150	147
Principal Life Income Funding Trusts,
5.10%, 4/15/14	231	247
Progressive (The) Corp.,
3.75%, 8/23/21	330	356
Protective Life Corp.,
7.38%, 10/15/19	300	347
8.45%, 10/15/39	200	241
Prudential Financial, Inc.,
4.50%, 7/15/13	125	129
5.10%, 9/20/14	40	43
3.88%, 1/14/15	200	209
6.00%, 12/1/17	425	489
7.38%, 6/15/19	500	610
5.38%, 6/21/20	175	194
4.50%, 11/16/21	250	259
5.75%, 7/15/33	50	52
6.63%, 12/1/37	200	226
8.88%, 6/15/38	50	59
6.20%, 11/15/40	75	82
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	1,000	1,134
Swiss Re Solutions Holding Corp.,
6.45%, 3/1/19	575	654
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	169
5.80%, 5/15/18	375	453
6.25%, 6/15/37	375	486
5.35%, 11/1/40	25	30
Willis North America, Inc.,
6.20%, 3/28/17	1,000	1,125

		22,395

Internet - 0.1%
eBay, Inc.,
1.63%, 10/15/15	250	256
Google, Inc.,
1.25%, 5/19/14	360	366
3.63%, 5/19/21	250	277
Symantec Corp.,
2.75%, 6/15/17	110	110

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.1% continued
Internet - 0.1% continued
4.20%, 9/15/20	$200	$204

		1,213

Iron/Steel - 0.0%
Allegheny Technologies, Inc.,
5.95%, 1/15/21	25	28
Cliffs Natural Resources, Inc.,
6.25%, 10/1/40	200	196
Nucor Corp.,
5.85%, 6/1/18	200	241
6.40%, 12/1/37	150	205

		670

Lodging - 0.0%
Marriott International, Inc.,
3.00%, 3/1/19	250	253
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	232
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	184

		669

Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.,
1.38%, 5/27/14	400	405
0.95%, 6/26/15	95	95
5.70%, 8/15/16	50	59
3.90%, 5/27/21	500	557
2.60%, 6/26/22	150	150
7.30%, 5/1/31	25	36
6.05%, 8/15/36	50	65
5.20%, 5/27/41	450	546

		1,913

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	194
2.60%, 6/8/22	125	125
8.10%, 5/15/30	100	149
IDEX Corp.,
4.20%, 12/15/21	200	207
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	205

		880

Media - 1.1%
CBS Corp.,
1.95%, 7/1/17	30	30
5.75%, 4/15/20	250	291
4.30%, 2/15/21	500	535
3.38%, 3/1/22	100	100
Comcast Corp.,
5.85%, 11/15/15	450	516
4.95%, 6/15/16	250	281
6.50%, 1/15/17	1,500	1,786
5.70%, 5/15/18	400	472
6.45%, 3/15/37	520	632
6.95%, 8/15/37	200	257
6.40%, 5/15/38	600	731
4.65%, 7/15/42	150	150
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.55%, 3/15/15	400	421
3.50%, 3/1/16	200	211
2.40%, 3/15/17	150	151
5.88%, 10/1/19	500	574
5.00%, 3/1/21	550	604
6.00%, 8/15/40	400	436
5.15%, 3/15/42	120	121
Discovery Communications LLC,
3.70%, 6/1/15	250	267
4.38%, 6/15/21	500	543
6.35%, 6/1/40	125	152
4.95%, 5/15/42	50	52
McGraw-Hill (The) Cos., Inc.,
5.90%, 11/15/17	75	86
NBCUniversal Media LLC,
3.65%, 4/30/15	115	122
2.88%, 4/1/16	500	521
5.15%, 4/30/20	300	344
4.38%, 4/1/21	650	715
6.40%, 4/30/40	115	141
News America, Inc.,
5.30%, 12/15/14	450	493
6.90%, 3/1/19	300	369
4.50%, 2/15/21	450	493
6.40%, 12/15/35	125	144
6.65%, 11/15/37	550	642
7.85%, 3/1/39	100	127
6.90%, 8/15/39	310	370

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.1% continued
Media - 1.1% continued
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	$100	$103
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	236
5.85%, 5/1/17	1,325	1,557
6.75%, 7/1/18	450	548
8.75%, 2/14/19	300	399
5.00%, 2/1/20	365	410
4.13%, 2/15/21	250	265
7.30%, 7/1/38	350	450
6.75%, 6/15/39	325	396
5.88%, 11/15/40	200	224
5.50%, 9/1/41	250	272
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	102
Time Warner, Inc.,
5.88%, 11/15/16	1,150	1,347
4.88%, 3/15/20	160	180
4.75%, 3/29/21	350	392
3.40%, 6/15/22	50	50
6.50%, 11/15/36	600	710
6.20%, 3/15/40	55	64
6.10%, 7/15/40	200	230
5.38%, 10/15/41	500	532
Viacom, Inc.,
1.25%, 2/27/15	40	40
2.50%, 12/15/16	225	233
3.50%, 4/1/17	125	134
6.88%, 4/30/36	500	647
4.50%, 2/27/42	300	295
Walt Disney (The) Co.,
0.88%, 12/1/14	500	503
1.35%, 8/16/16	150	152
1.13%, 2/15/17	250	249
5.88%, 12/15/17	300	366
5.50%, 3/15/19	400	484
3.75%, 6/1/21	300	330

		25,780

Mining - 0.2%
Alcoa, Inc.,
5.55%, 2/1/17	475	519
6.75%, 7/15/18	80	90
5.40%, 4/15/21	75	75
5.90%, 2/1/27	75	74
5.95%, 2/1/37	600	578
Barrick N.A. Finance LLC,
6.80%, 9/15/18	175	217
4.40%, 5/30/21	500	539
7.50%, 9/15/38	100	132
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, 3/1/22	250	246
Newmont Mining Corp.,
5.13%, 10/1/19	315	356
3.50%, 3/15/22	250	247
5.88%, 4/1/35	100	108
4.88%, 3/15/42	150	146
Southern Copper Corp.,
7.50%, 7/27/35	300	344
6.75%, 4/16/40	90	95

		3,766

Miscellaneous Manufacturing - 0.1%
3M Co.,
4.38%, 8/15/13	200	209
1.00%, 6/26/17	150	149
5.70%, 3/15/37	350	476
Danaher Corp.,
5.63%, 1/15/18	200	238
3.90%, 6/23/21	250	278
Dover Corp.,
4.30%, 3/1/21	60	69
General Electric Co.,
5.25%, 12/6/17	750	876
Illinois Tool Works, Inc.,
3.38%, 9/15/21(1) (2)	250	263
Textron, Inc.,
5.60%, 12/1/17	125	138

		2,696

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.,
6.25%, 3/15/19	500	527
Xerox Corp.,
6.75%, 2/1/17	500	581
2.95%, 3/15/17	80	81
6.35%, 5/15/18	500	583
5.63%, 12/15/19	120	135
4.50%, 5/15/21	30	31

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Office/Business Equipment - 0.1% continued
6.75%, 12/15/39	$60	$73

		2,011

Oil & Gas - 0.7%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	511
6.38%, 9/15/17	1,190	1,382
6.95%, 6/15/19	500	613
6.20%, 3/15/40	150	170
Apache Corp.,
5.63%, 1/15/17	250	295
3.63%, 2/1/21	200	216
6.00%, 1/15/37	400	505
5.10%, 9/1/40	100	115
4.75%, 4/15/43	250	278
Chevron Corp.,
3.95%, 3/3/14	500	528
4.95%, 3/3/19	300	362
ConocoPhillips,
4.60%, 1/15/15	420	460
6.65%, 7/15/18	100	125
5.75%, 2/1/19	1,150	1,402
5.90%, 5/15/38	100	130
6.50%, 2/1/39	525	727
ConocoPhillips Holding Co.,
6.95%, 4/15/29	150	206
Devon Energy Corp.,
2.40%, 7/15/16	80	82
6.30%, 1/15/19	500	613
4.00%, 7/15/21	200	217
7.95%, 4/15/32	100	144
4.75%, 5/15/42	135	142
EOG Resources, Inc.,
2.95%, 6/1/15	250	262
5.63%, 6/1/19	215	258
4.10%, 2/1/21	500	555
EQT Corp.,
4.88%, 11/15/21	375	383
Hess Corp.,
7.13%, 3/15/33	75	93
6.00%, 1/15/40	150	166
5.60%, 2/15/41	500	531
Marathon Oil Corp.,
6.00%, 10/1/17	185	218
5.90%, 3/15/18	150	176
6.60%, 10/1/37	75	93
Marathon Petroleum Corp.,
3.50%, 3/1/16	200	210
5.13%, 3/1/21	75	84
6.50%, 3/1/41	160	182
Murphy Oil Corp.,
4.00%, 6/1/22	100	102
Nabors Industries, Inc.,
4.63%, 9/15/21	200	208
Noble Energy, Inc.,
4.15%, 12/15/21	250	263
6.00%, 3/1/41	250	285
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	254
1.50%, 2/15/18	50	50
4.10%, 2/1/21	750	841
3.13%, 2/15/22	100	104
Pemex Project Funding Master Trust,
5.75%, 3/1/18	925	1,045
6.63%, 6/15/35	200	238
Phillips 66,
2.95%, 5/1/17(1) (2)	150	154
5.88%, 5/1/42(1) (2)	85	92
Pioneer Natural Resources Co.,
6.88%, 5/1/18	100	118
3.95%, 7/15/22	85	85
7.20%, 1/15/28	100	123
Rowan Cos., Inc.,
5.00%, 9/1/17	200	215
4.88%, 6/1/22	100	101
Southwestern Energy Co.,
4.10%, 3/15/22(1) (2)	100	101
Valero Energy Corp.,
4.50%, 2/1/15	230	247
6.13%, 2/1/20	100	115
7.50%, 4/15/32	50	58
6.63%, 6/15/37	325	364

		17,597

Oil & Gas Services - 0.2%
Baker Hughes, Inc.,
7.50%, 11/15/18	1,000	1,321
3.20%, 8/15/21	100	104
5.13%, 9/15/40	375	438

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Oil & Gas Services - 0.2% continued
Cameron International Corp.,
1.60%, 4/30/15	$150	$150
4.50%, 6/1/21	125	134
Halliburton Co.,
5.90%, 9/15/18	350	426
3.25%, 11/15/21	595	624
6.70%, 9/15/38	75	102
7.45%, 9/15/39	100	148
Weatherford International, Inc.,
6.35%, 6/15/17	100	116

		3,563

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	70
Sonoco Products Co.,
4.38%, 11/1/21	25	27
5.75%, 11/1/40	150	170

		267

Pharmaceuticals - 0.7%
Abbott Laboratories,
5.88%, 5/15/16	225	265
5.60%, 11/30/17	600	725
6.15%, 11/30/37	50	67
5.30%, 5/27/40	500	611
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	211
5.45%, 5/1/18	340	409
5.88%, 11/15/36	23	30
6.13%, 5/1/38	5	7
Cardinal Health, Inc.,
5.80%, 10/15/16	100	116
1.90%, 6/15/17	65	66
Eli Lilly & Co.,
5.20%, 3/15/17	775	908
5.55%, 3/15/37	250	321
Express Scripts Holding Co.,
3.13%, 5/15/16	100	104
2.65%, 2/15/17(1) (2)	725	738
7.25%, 6/15/19	440	553
4.75%, 11/15/21(1) (2)	500	553
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	107
5.65%, 5/15/18	800	967
5.38%, 4/15/34	150	182
6.38%, 5/15/38	380	523
Johnson & Johnson,
5.55%, 8/15/17	350	425
5.15%, 7/15/18	200	242
3.55%, 5/15/21	250	280
6.95%, 9/1/29	100	144
5.95%, 8/15/37	100	140
4.85%, 5/15/41	400	493
McKesson Corp.,
5.70%, 3/1/17	275	322
6.00%, 3/1/41	250	329
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	284
5.90%, 11/1/39	50	62
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	370
Merck & Co., Inc.,
5.30%, 12/1/13	100	107
4.75%, 3/1/15	375	414
6.00%, 9/15/17	350	428
5.00%, 6/30/19	725	869
5.75%, 11/15/36	50	67
5.85%, 6/30/39	350	475
Novartis Capital Corp.,
4.40%, 4/24/20	185	214
Pfizer, Inc.,
4.50%, 2/15/14	250	266
5.35%, 3/15/15	335	375
6.20%, 3/15/19	1,000	1,253
7.20%, 3/15/39	450	683
Pharmacia Corp.,
6.60%, 12/1/28	125	169
Teva Pharmaceutical Finance Co. LLC,
5.55%, 2/1/16	100	113
6.15%, 2/1/36	45	58
Wyeth LLC,
5.50%, 2/1/14	815	877
5.50%, 2/15/16	425	492
5.95%, 4/1/37	225	295

		17,709

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Pipelines - 0.5%
Buckeye Partners L.P.,
6.05%, 1/15/18	$85	$92
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	99
6.63%, 11/1/37	50	64
5.85%, 1/15/41	50	60
El Paso Natural Gas Co.,
5.95%, 4/15/17	350	395
8.38%, 6/15/32	100	129
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	108
4.20%, 9/15/21	250	264
7.50%, 4/15/38	50	64
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	393
9.00%, 4/15/19	187	234
7.50%, 7/1/38	50	56
6.50%, 2/1/42	500	536
Enterprise Products Operating LLC,
5.60%, 10/15/14	250	274
3.20%, 2/1/16	200	210
6.30%, 9/15/17	335	400
5.25%, 1/31/20	300	344
4.05%, 2/15/22	1,000	1,061
6.88%, 3/1/33	50	60
7.55%, 4/15/38	50	64
4.85%, 8/15/42	230	229
Kinder Morgan Energy Partners L.P.,
5.13%, 11/15/14	250	270
5.95%, 2/15/18	495	574
6.85%, 2/15/20	70	84
5.80%, 3/1/21	300	342
4.15%, 3/1/22	175	180
7.40%, 3/15/31	250	304
7.30%, 8/15/33	100	120
6.95%, 1/15/38	150	177
6.55%, 9/15/40	100	114
6.38%, 3/1/41	135	154
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	215
NuStar Logistics L.P.,
4.75%, 2/1/22	200	204
ONEOK Partners L.P.,
3.25%, 2/1/16	135	142
6.15%, 10/1/16	200	233
8.63%, 3/1/19	350	454
ONEOK, Inc.,
5.20%, 6/15/15	200	217
4.25%, 2/1/22	250	262
Panhandle Eastern Pipeline Co. L.P.,
6.20%, 11/1/17	100	114
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	233
6.50%, 5/1/18	300	360
5.75%, 1/15/20	200	235
5.00%, 2/1/21	100	113
5.15%, 6/1/42	150	159
Spectra Energy Capital LLC,
5.90%, 9/15/13	125	131
6.20%, 4/15/18	100	119
7.50%, 9/15/38	50	66
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	170
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	63
Williams (The) Cos., Inc.,
8.75%, 3/15/32	58	79
Williams Partners L.P.,
5.25%, 3/15/20	180	202
4.13%, 11/15/20	300	314
6.30%, 4/15/40	130	154
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	100	120

		11,814

Real Estate - 0.0%
ProLogis L.P.,
4.50%, 8/15/17	85	89
6.63%, 5/15/18	350	404
Regency Centers L.P.,
5.88%, 6/15/17	25	28

		521

Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	102
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	179

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Real Estate Investment Trusts - 0.4% continued
BioMed Realty L.P.,
3.85%, 4/15/16	$100	$103
4.25%, 7/15/22	200	200
Boston Properties L.P.,
5.63%, 4/15/15	100	110
3.70%, 11/15/18	50	52
5.88%, 10/15/19	500	576
3.85%, 2/1/23	100	101
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	159
BRE Properties, Inc.,
5.20%, 3/15/21	200	218
CommonWealth REIT,
6.25%, 6/15/17	75	80
6.65%, 1/15/18	50	54
Duke Realty L.P.,
5.95%, 2/15/17	1,000	1,106
4.38%, 6/15/22	100	101
ERP Operating L.P.,
4.75%, 7/15/20	335	369
4.63%, 12/15/21	85	92
HCP, Inc.,
6.00%, 1/30/17	150	168
3.75%, 2/1/19	100	100
5.38%, 2/1/21	960	1,062
Health Care REIT, Inc.,
3.63%, 3/15/16	500	514
4.13%, 4/1/19	150	152
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	211
Hospitality Properties Trust,
5.63%, 3/15/17	500	532
6.70%, 1/15/18	75	82
Liberty Property L.P.,
5.13%, 3/2/15	100	106
6.63%, 10/1/17	50	58
4.13%, 6/15/22	100	101
Mack-Cali Realty L.P.,
4.50%, 4/18/22	100	103
Simon Property Group L.P.,
4.20%, 2/1/15	85	90
5.10%, 6/15/15	250	272
5.25%, 12/1/16	400	450
2.15%, 9/15/17	225	225
6.13%, 5/30/18	870	1,029
4.38%, 3/1/21	250	272
UDR, Inc.,
4.63%, 1/10/22	165	175
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	200	205
4.75%, 6/1/21	50	52
4.25%, 3/1/22	85	86
Vornado Realty L.P.,
5.00%, 1/15/22	250	264

		9,911

Retail - 0.7%
AutoZone, Inc.,
4.00%, 11/15/20	250	267
3.70%, 4/15/22	55	57
Costco Wholesale Corp.,
5.50%, 3/15/17	250	298
CVS Caremark Corp.,
5.75%, 6/1/17	700	827
4.75%, 5/18/20	250	284
4.13%, 5/15/21	100	109
6.25%, 6/1/27	250	310
6.13%, 9/15/39	175	218
Home Depot (The), Inc.,
5.25%, 12/16/13	75	80
5.40%, 3/1/16	800	922
4.40%, 4/1/21	250	289
5.88%, 12/16/36	350	448
5.95%, 4/1/41	250	325
Kohl’s Corp.,
4.00%, 11/1/21	85	88
6.88%, 12/15/37	150	190
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	366
1.63%, 4/15/17	50	50
4.63%, 4/15/20	100	113
5.80%, 10/15/36	100	122
5.80%, 4/15/40	350	435
4.65%, 4/15/42	50	53
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	500	576
3.88%, 1/15/22	30	32
6.90%, 1/15/32	250	299

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.1% continued
Retail - 0.7% continued
5.13%, 1/15/42	$40	$42
McDonald’s Corp.,
5.80%, 10/15/17	750	911
5.35%, 3/1/18	100	120
3.63%, 5/20/21	100	110
6.30%, 10/15/37	75	105
3.70%, 2/15/42	100	99
Nordstrom, Inc.,
6.25%, 1/15/18	325	391
4.00%, 10/15/21	150	165
7.00%, 1/15/38	50	70
Target Corp.,
1.13%, 7/18/14	50	50
5.38%, 5/1/17	575	678
3.88%, 7/15/20	195	215
2.90%, 1/15/22	515	526
6.50%, 10/15/37	125	166
7.00%, 1/15/38	325	457
Walgreen Co.,
5.25%, 1/15/19	525	597
Wal-Mart Stores, Inc.,
2.88%, 4/1/15	225	239
3.63%, 7/8/20	200	221
4.25%, 4/15/21	1,600	1,845
5.88%, 4/5/27	250	320
5.25%, 9/1/35	175	212
6.20%, 4/15/38	275	374
5.63%, 4/1/40	155	200
4.88%, 7/8/40	90	105
5.00%, 10/25/40	350	419
5.63%, 4/15/41	775	1,009
Yum! Brands, Inc.,
6.25%, 4/15/16	150	173
3.75%, 11/1/21	35	37
6.88%, 11/15/37	550	728

		17,342

Savings & Loans - 0.0%
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	29

Security Services - 0.0%
ADT Corporation,
4.88%, 7/15/42	100	98

Semiconductors - 0.1%
Altera Corp.,
1.75%, 5/15/17	35	35
Applied Materials, Inc.,
2.65%, 6/15/16	230	241
5.85%, 6/15/41	100	121
Broadcom Corp.,
2.70%, 11/1/18	250	258
Intel Corp.,
1.95%, 10/1/16	300	311
3.30%, 10/1/21	450	481
4.80%, 10/1/41	250	286
Texas Instruments, Inc.,
1.38%, 5/15/14	400	404

		2,137

Software - 0.2%
Adobe Systems, Inc.,
3.25%, 2/1/15	350	368
BMC Software, Inc.,
4.25%, 2/15/22	150	150
Fiserv, Inc.,
3.13%, 10/1/15	250	259
3.13%, 6/15/16	170	175
4.63%, 10/1/20	250	268
Microsoft Corp.,
0.88%, 9/27/13	400	403
4.20%, 6/1/19	250	291
3.00%, 10/1/20	330	359
5.20%, 6/1/39	200	249
4.50%, 10/1/40	210	241
Oracle Corp.,
5.25%, 1/15/16	375	430
5.00%, 7/8/19	530	629
3.88%, 7/15/20	300	336
6.50%, 4/15/38	550	750
6.13%, 7/8/39	100	131

		5,039

Telecommunications - 1.0%
Alltel Corp.,
7.88%, 7/1/32	100	149
AT&T Corp.,
8.00%, 11/15/31	165	245
AT&T, Inc.,
5.10%, 9/15/14	1,450	1,583

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.1% continued
Telecommunications - 1.0% continued
2.50%, 8/15/15	$200	$208
2.95%, 5/15/16	500	530
2.40%, 8/15/16	285	296
5.60%, 5/15/18	175	210
5.80%, 2/15/19	900	1,098
3.00%, 2/15/22	300	305
6.15%, 9/15/34	125	151
6.80%, 5/15/36	50	65
6.30%, 1/15/38	175	218
6.40%, 5/15/38	725	913
6.55%, 2/15/39	625	804
5.35%, 9/1/40	500	574
5.55%, 8/15/41	300	358
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,197
5.20%, 12/15/16	1,300	1,490
BellSouth Telecommunications, Inc.,
6.38%, 6/1/28	175	206
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	472	505
8.50%, 11/15/18	1,300	1,779
CenturyLink, Inc.,
7.60%, 9/15/39	200	193
7.65%, 3/15/42	100	97
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,073
3.15%, 3/14/17	100	109
4.45%, 1/15/20	335	387
5.90%, 2/15/39	500	644
5.50%, 1/15/40	195	241
Corning, Inc.,
4.25%, 8/15/20	250	277
4.75%, 3/15/42	185	194
Embarq Corp.,
8.00%, 6/1/36	400	418
GTE Corp.,
6.94%, 4/15/28	150	189
Harris Corp.,
6.38%, 6/15/19	50	59
Juniper Networks, Inc.,
3.10%, 3/15/16	100	104
Motorola Solutions, Inc.,
6.00%, 11/15/17	200	227
3.75%, 5/15/22	250	247
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	609
Qwest Corp.,
6.88%, 9/15/33	125	124
7.25%, 10/15/35	150	151
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,492
3.00%, 4/1/16	100	106
5.50%, 2/15/18	535	633
6.10%, 4/15/18	175	213
6.35%, 4/1/19	650	810
3.50%, 11/1/21	1,290	1,373
7.35%, 4/1/39	650	933
6.00%, 4/1/41	180	228
Verizon Global Funding Corp.,
7.75%, 12/1/30	500	705
Verizon New York, Inc.,
7.38%, 4/1/32	150	186

		24,906

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	250	291
Mattel, Inc.,
2.50%, 11/1/16	85	87
6.20%, 10/1/40	50	59

		437

Transportation - 0.4%
Burlington Northern Santa Fe LLC,
5.65%, 5/1/17	500	586
5.75%, 3/15/18	100	119
4.10%, 6/1/21	20	22
3.45%, 9/15/21	50	52
6.20%, 8/15/36	100	125
6.15%, 5/1/37	100	123
5.75%, 5/1/40	750	894
4.95%, 9/15/41	250	272
4.40%, 3/15/42	65	65
CSX Corp.,
5.50%, 8/1/13	200	210
6.25%, 4/1/15	250	285
4.25%, 6/1/21	100	109
6.00%, 10/1/36	100	119
6.15%, 5/1/37	150	184

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.1% continued
Transportation - 0.4% continued
6.22%, 4/30/40	$350	$432
4.75%, 5/30/42	50	52
FedEx Corp.,
8.00%, 1/15/19	290	382
Norfolk Southern Corp.,
5.26%, 9/17/14	200	219
5.90%, 6/15/19	320	391
3.25%, 12/1/21	250	258
3.00%, 4/1/22	450	455
7.25%, 2/15/31	500	693
Ryder System, Inc.,
3.60%, 3/1/16	85	90
2.50%, 3/1/17	200	202
3.50%, 6/1/17	45	47
Union Pacific Corp.,
7.00%, 2/1/16	100	118
5.75%, 11/15/17	625	743
7.88%, 1/15/19	250	327
4.75%, 9/15/41	100	108
4.30%, 6/15/42	200	201
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	70
United Parcel Service, Inc.,
5.50%, 1/15/18	775	931
3.13%, 1/15/21	250	268
6.20%, 1/15/38	150	206

		9,358

Water - 0.0%
American Water Capital Corp.,
6.09%, 10/15/17	150	176
6.59%, 10/15/37	125	155

		331

Total Corporate Bonds
(Cost $376,102)		416,953

FOREIGN ISSUER BONDS - 7.9%
Advertising - 0.0%
WPP Finance UK,
5.88%, 6/15/14	200	216

Banks - 1.8%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	143
Bank of Montreal,
1.75%, 4/29/14	75	76
2.50%, 1/11/17	500	517
Bank of Nova Scotia,
2.38%, 12/17/13	300	307
3.40%, 1/22/15	500	527
2.05%, 10/7/15	100	102
2.55%, 1/12/17	500	520
4.38%, 1/13/21	250	282
Barclays Bank PLC,
2.38%, 1/13/14	70	70
5.20%, 7/10/14	500	527
2.75%, 2/23/15	250	252
6.75%, 5/22/19	1,300	1,517
5.13%, 1/8/20	190	206
BNP Paribas S.A.,
5.00%, 1/15/21	1,000	1,027
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13	250	253
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
4.50%, 1/11/21	1,000	1,061
3.88%, 2/8/22	750	763
Credit Suisse,
5.50%, 5/1/14	250	265
3.50%, 3/23/15	250	259
5.30%, 8/13/19	300	338
4.38%, 8/5/20	250	268
Deutsche Bank A.G.,
3.45%, 3/30/15	500	518
3.25%, 1/11/16	150	154
6.00%, 9/1/17	1,225	1,398
Export-Import Bank of Korea,
8.13%, 1/21/14	1,000	1,092
4.00%, 1/11/17	200	213
4.00%, 1/29/21	1,000	1,032
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,228
4.88%, 1/14/22	250	276
4.00%, 3/30/22	500	519
6.50%, 9/15/37	300	333
6.80%, 6/1/38	150	172
KFW,
4.00%, 10/15/13	1,200	1,254

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.9% continued
Banks - 1.8% continued
1.38%, 1/13/14	$550	$558
3.50%, 3/10/14	250	262
1.50%, 4/4/14	650	662
4.13%, 10/15/14	500	538
1.00%, 1/12/15	3,000	3,028
0.63%, 4/24/15	3,000	2,999
2.00%, 6/1/16	500	520
4.88%, 1/17/17	200	233
1.25%, 2/15/17	500	505
4.38%, 3/15/18	375	436
4.00%, 1/27/20	1,500	1,715
2.75%, 9/8/20	500	523
2.63%, 1/25/22	900	928
13.85%, 6/29/37(5)	500	226
Korea Development Bank (The),
4.38%, 8/10/15	245	261
3.50%, 8/22/17	850	887
Landwirtschaftliche Rentenbank,
3.13%, 7/15/15	525	561
2.13%, 7/15/16	250	260
5.13%, 2/1/17	900	1,054
1.88%, 9/17/18	200	204
Lloyds TSB Bank PLC,
4.88%, 1/21/16	250	262
4.20%, 3/28/17	135	139
6.38%, 1/21/21	250	283
National Australia Bank,
2.75%, 3/9/17	250	252
Oesterreichische Kontrollbank A.G.,
4.50%, 3/9/15	650	707
1.13%, 7/6/15	225	225
5.00%, 4/25/17	100	115
Royal Bank of Canada,
1.45%, 10/30/14	165	167
1.15%, 3/13/15	500	501
2.63%, 12/15/15	180	188
2.88%, 4/19/16	200	210
2.30%, 7/20/16	250	257
Royal Bank of Scotland (The) PLC,
4.88%, 3/16/15	200	207
3.95%, 9/21/15	270	275
4.38%, 3/16/16	175	179
6.13%, 1/11/21	600	667
Royal Bank of Scotland Group PLC,
6.40%, 10/21/19	200	213
Toronto-Dominion Bank (The),
2.50%, 7/14/16	150	155
2.38%, 10/19/16	565	580
UBS A.G.,
2.25%, 1/28/14	375	377
5.88%, 7/15/16	450	474
5.88%, 12/20/17	640	715
5.75%, 4/25/18	125	139
4.88%, 8/4/20	400	427
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	211
Westpac Banking Corp.,
3.00%, 8/4/15	250	259
3.00%, 12/9/15	200	207
4.88%, 11/19/19	1,000	1,083

		43,303

Beverages - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	176
1.50%, 5/11/17	60	60
5.75%, 10/23/17	850	1,022

		1,258

Chemicals - 0.0%
Agrium, Inc.,
6.13%, 1/15/41	100	122
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	321
6.50%, 5/15/19	135	170
5.88%, 12/1/36	50	62
5.63%, 12/1/40	250	309

		984

Diversified Financial Services - 0.0%
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	244

Electric - 0.0%
Hydro Quebec,
2.00%, 6/30/16	75	78
1.38%, 6/19/17	250	250
9.40%, 2/1/21	200	300
Scottish Power Ltd.,
5.38%, 3/15/15	100	103

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.9% continued
Electric - 0.0% continued
TransAlta Corp.,
4.75%, 1/15/15	$370	$386

		1,117

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
6.88%, 3/11/38	225	295
5.00%, 3/15/42	100	108

		403

Food - 0.0%
Delhaize Group S.A.,
4.13%, 4/10/19	35	34
5.70%, 10/1/40	1,000	840

		874

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	500	501
6.00%, 10/15/17	800	967
6.55%, 10/15/37	25	34

		1,502

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	108

Insurance - 0.0%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	100	116
AXA S.A.,
8.60%, 12/15/30	75	80
Willis Group Holdings PLC,
5.75%, 3/15/21	100	109
XL Group PLC,
6.25%, 5/15/27	50	55
XLIT Ltd.,
5.75%, 10/1/21	200	221

		581

Iron/Steel - 0.1%
ArcelorMittal,
4.50%, 2/25/17	500	492
6.13%, 6/1/18	500	507
9.85%, 6/1/19	250	297
6.25%, 2/25/22	130	127
7.00%, 10/15/39	150	146
6.75%, 3/1/41	200	187

		1,756

Media - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	470	573
Thomson Reuters Corp.,
5.95%, 7/15/13	375	392
5.85%, 4/15/40	150	180

		1,145

Mining - 0.4%
Barrick Gold Corp.,
2.90%, 5/30/16	200	210
6.95%, 4/1/19	300	373
3.85%, 4/1/22	250	259
BHP Billiton Finance USA Ltd.,
5.50%, 4/1/14	300	325
5.25%, 12/15/15	250	285
1.88%, 11/21/16	100	102
1.63%, 2/24/17	600	604
5.40%, 3/29/17	100	117
6.50%, 4/1/19	200	255
3.25%, 11/21/21	250	261
4.13%, 2/24/42	600	616
Rio Tinto Alcan, Inc.,
5.20%, 1/15/14	100	106
6.13%, 12/15/33	100	125
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	161
2.25%, 9/20/16	150	155
6.50%, 7/15/18	675	832
9.00%, 5/1/19	575	786
3.75%, 9/20/21	500	537
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	150	153
4.75%, 3/22/42	150	168
Teck Resources Ltd.,
10.25%, 5/15/16	1,000	1,116
3.85%, 8/15/17	35	37
3.00%, 3/1/19	85	85
6.00%, 8/15/40	45	47
6.25%, 7/15/41	350	392
5.20%, 3/1/42	125	120

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.9% continued
Mining - 0.4% continued
Vale Overseas Ltd.,
6.25%, 1/23/17	$775	$881
5.63%, 9/15/19	55	61
4.63%, 9/15/20	1,000	1,046
4.38%, 1/11/22	155	158
6.88%, 11/21/36	275	319
6.88%, 11/10/39	125	146

		10,838

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	211
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	60
3.50%, 2/3/22	125	124
7.13%, 10/1/37	50	68
Tyco International Finance S.A.,
4.13%, 10/15/14	55	59
3.38%, 10/15/15	100	108
8.50%, 1/15/19	50	68
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	500	667

		1,365

Multi-National - 1.4%
African Development Bank,
2.50%, 3/15/16	500	532
1.25%, 9/2/16	40	41
1.13%, 3/15/17	500	506
Asian Development Bank,
1.63%, 7/15/13	500	507
2.75%, 5/21/14	500	522
2.50%, 3/15/16	500	532
5.50%, 6/27/16	600	709
1.13%, 3/15/17	355	361
5.59%, 7/16/18	50	61
1.75%, 3/21/19	1,500	1,539
Corp. Andina de Fomento,
4.38%, 6/15/22	113	115
Council of Europe Development Bank,
1.50%, 1/15/15	150	152
2.63%, 2/16/16	350	367
1.25%, 9/22/16	150	150
Council Of Europe Development Bank,
1.50%, 6/19/17	200	199
European Bank for Reconstruction & Development,
1.63%, 9/3/15	500	512
2.50%, 3/15/16	300	317
1.38%, 10/20/16	150	153
1.00%, 2/16/17	500	500
European Investment Bank,
4.25%, 7/15/13	1,800	1,869
1.25%, 9/17/13	400	403
2.38%, 3/14/14	2,500	2,572
4.63%, 5/15/14	750	803
1.13%, 8/15/14	1,700	1,716
0.88%, 12/15/14	300	301
2.88%, 1/15/15	550	578
2.75%, 3/23/15	500	525
1.13%, 4/15/15	500	504
1.00%, 7/15/15	400	402
1.63%, 9/1/15	500	511
1.38%, 10/20/15	500	507
2.25%, 3/15/16	400	415
4.88%, 1/17/17	800	921
1.75%, 3/15/17	1,000	1,014
5.13%, 5/30/17	350	409
1.63%, 6/15/17	250	252
2.88%, 9/15/20	500	519
4.88%, 2/15/36	200	232
Inter-American Development Bank,
3.50%, 7/8/13	200	206
1.63%, 7/15/13	150	152
0.50%, 8/17/15	500	499
1.13%, 3/15/17	1,000	1,010
1.75%, 8/24/18	250	259
4.25%, 9/10/18	400	474
3.88%, 9/17/19	600	697
3.88%, 2/14/20	500	585
3.88%, 10/28/41	200	221
International Bank for Reconstruction & Development,
1.75%, 7/15/13	500	507
1.13%, 8/25/14	1,500	1,519
2.38%, 5/26/15	375	396
2.13%, 3/15/16	1,000	1,052
5.00%, 4/1/16	450	520
1.00%, 9/15/16	500	504
0.88%, 4/17/17	1,000	1,005

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Multi-National - 1.4% continued
9.25%, 7/15/17	$100	$139
4.75%, 2/15/35	25	32
International Finance Corp.,
3.00%, 4/22/14	500	522
1.13%, 11/23/16	500	504
1.00%, 4/24/17	890	893
Nordic Investment Bank,
2.50%, 7/15/15	900	950
5.00%, 2/1/17	100	118

		34,992

Oil & Gas - 1.1%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	89
Anadarko Finance Co.,
7.50%, 5/1/31	75	94
BP Capital Markets PLC,
3.13%, 10/1/15	200	213
1.85%, 5/5/17	250	253
4.75%, 3/10/19	1,200	1,358
4.50%, 10/1/20	200	225
4.74%, 3/11/21	400	458
3.56%, 11/1/21	50	53
Burlington Resources Finance Co.,
7.20%, 8/15/31	200	275
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	125	127
5.70%, 5/15/17	225	263
5.90%, 2/1/18	250	295
6.25%, 3/15/38	150	184
6.75%, 2/1/39	50	65
Cenovus Energy, Inc.,
4.50%, 9/15/14	50	53
6.75%, 11/15/39	65	81
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	250	314
Devon Financing Corp. ULC,
7.88%, 9/30/31	200	286
Encana Corp.,
5.90%, 12/1/17	725	826
6.50%, 5/15/19	75	89
3.90%, 11/15/21	250	247
6.63%, 8/15/37	75	84
6.50%, 2/1/38	100	110
Ensco PLC,
4.70%, 3/15/21	1,000	1,089
Husky Energy, Inc.,
6.20%, 9/15/17	600	709
3.95%, 4/15/22	100	102
Nexen, Inc.,
6.20%, 7/30/19	60	70
7.88%, 3/15/32	75	92
7.50%, 7/30/39	330	385
Noble Holding International Ltd.,
3.45%, 8/1/15	200	211
6.05%, 3/1/41	70	76
5.25%, 3/15/42	100	99
Petrobras International Finance Co.,
3.50%, 2/6/17	700	719
5.88%, 3/1/18	400	443
5.75%, 1/20/20	665	727
5.38%, 1/27/21	390	420
6.88%, 1/20/40	395	470
6.75%, 1/27/41	140	164
Petro-Canada,
4.00%, 7/15/13	200	206
6.05%, 5/15/18	50	59
5.95%, 5/15/35	100	112
6.80%, 5/15/38	50	62
Petroleos Mexicanos,
6.00%, 3/5/20	550	636
5.50%, 1/21/21	1,075	1,215
4.88%, 1/24/22(1) (2)	2,000	2,160
Shell International Finance B.V.,
3.10%, 6/28/15	400	427
4.30%, 9/22/19	1,450	1,683
6.38%, 12/15/38	600	849
Statoil ASA,
1.80%, 11/23/16	100	102
3.13%, 8/17/17	250	269
5.25%, 4/15/19	850	1,018
3.15%, 1/23/22	125	130
7.75%, 6/15/23	100	141
7.15%, 1/15/29	250	354
Suncor Energy, Inc.,
6.10%, 6/1/18	275	326
7.15%, 2/1/32	100	128
5.95%, 12/1/34	50	57

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Oil & Gas - 1.1% continued
6.50%, 6/15/38	$400	$476
Talisman Energy, Inc.,
7.75%, 6/1/19	175	215
Total Capital Canada Ltd.,
1.63%, 1/28/14	400	406
Total Capital International S.A.,
1.50%, 2/17/17	500	502
1.55%, 6/28/17	125	125
Total Capital S.A.,
3.00%, 6/24/15	250	265
2.30%, 3/15/16	500	519
Transocean, Inc.,
4.95%, 11/15/15	500	538
5.05%, 12/15/16	165	179
6.00%, 3/15/18	325	363
6.50%, 11/15/20	100	113
6.80%, 3/15/38	200	225

		25,678

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	222
6.00%, 3/15/18	725	826
9.63%, 3/1/19	100	130
6.50%, 8/1/36	125	136
5.95%, 4/15/42	150	158

		1,472

Pharmaceuticals - 0.2%
AstraZeneca PLC,
5.90%, 9/15/17	800	961
6.45%, 9/15/37	300	406
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	251
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	1,013
Sanofi,
1.20%, 9/30/14	100	101
2.63%, 3/29/16	250	262
4.00%, 3/29/21	500	558
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	207
3.65%, 11/10/21	250	263
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	363
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	250	263

		4,648

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	81
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	250	250
6.50%, 8/15/18	465	578
5.85%, 3/15/36	275	344
6.20%, 10/15/37	50	65
7.63%, 1/15/39	295	441
6.10%, 6/1/40	150	194
6.35%, 5/15/67	100	103

		2,056

Regional - 0.5%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	571
Province of British Columbia Canada,
2.85%, 6/15/15	200	213
2.10%, 5/18/16	185	194
2.65%, 9/22/21	150	158
7.25%, 9/1/36	175	289
Province of Manitoba Canada,
2.63%, 7/15/15	120	127
4.90%, 12/6/16	200	234
1.30%, 4/3/17	165	167
1.75%, 5/30/19	100	101
9.25%, 4/1/20	150	225
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	524
Province of Ontario Canada,
3.50%, 7/15/13	100	103
1.38%, 1/27/14	500	506
2.95%, 2/5/15	400	422
2.70%, 6/16/15	450	474
4.75%, 1/19/16	200	226
5.45%, 4/27/16	350	406
2.30%, 5/10/16	1,000	1,043
4.95%, 11/28/16	650	754
4.00%, 10/7/19	835	949
4.40%, 4/14/20	500	581
2.45%, 6/29/22	500	494

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Regional - 0.5% continued
Province of Quebec Canada,
5.13%, 11/14/16	$250	$292
4.63%, 5/14/18	350	409
2.75%, 8/25/21	100	103
7.50%, 7/15/23	300	426
7.13%, 2/9/24	100	139
7.50%, 9/15/29	375	577
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	304

		11,011

Sovereign - 1.3%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,472
8.00%, 1/15/18	267	311
8.88%, 10/14/19	1,075	1,524
4.88%, 1/22/21	1,000	1,156
8.88%, 4/15/24	600	927
10.13%, 5/15/27	500	854
7.13%, 1/20/37	250	361
11.00%, 8/17/40	835	1,077
5.63%, 1/7/41	635	779
Canada Government International Bond,
2.38%, 9/10/14	240	250
0.88%, 2/14/17	545	548
Chile Government International Bond,
3.25%, 9/14/21	400	424
Colombia Government International Bond,
7.38%, 1/27/17	500	619
7.38%, 3/18/19	250	327
4.38%, 7/12/21	1,000	1,123
7.38%, 9/18/37	350	517
6.13%, 1/18/41	250	325
Export Development Canada,
0.50%, 9/15/15	150	150
Israel Government International Bond,
5.50%, 11/9/16	225	257
5.13%, 3/26/19	250	284
4.00%, 6/30/22	250	259
Japan Bank for International Cooperation,
2.88%, 2/2/15	500	526
1.88%, 9/24/15	250	258
2.50%, 5/18/16	300	317
Mexico Government International Bond,
6.63%, 3/3/15	500	565
5.63%, 1/15/17	770	896
5.95%, 3/19/19	500	610
5.13%, 1/15/20	1,360	1,595
7.50%, 4/8/33	100	146
6.75%, 9/27/34	750	1,024
6.05%, 1/11/40	820	1,058
4.75%, 3/8/44	500	539
Panama Government International Bond,
7.25%, 3/15/15	1,250	1,428
6.70%, 1/26/36	550	742
Peruvian Government International Bond,
8.38%, 5/3/16	350	432
7.35%, 7/21/25	250	351
6.55%, 3/14/37	500	680
5.63%, 11/18/50	350	424
Poland Government International Bond,
3.88%, 7/16/15	110	116
5.00%, 10/19/15	475	520
6.38%, 7/15/19	400	471
5.13%, 4/21/21	150	166
Republic of Italy,
5.25%, 9/20/16	1,000	994
5.38%, 6/12/17	1,675	1,659
5.38%, 6/15/33	175	154
Republic of Korea,
4.88%, 9/22/14	400	431
5.13%, 12/7/16	125	140
7.13%, 4/16/19	150	189
South Africa Government International Bond,
6.88%, 5/27/19	275	338
Svensk Exportkredit AB,
5.13%, 3/1/17	500	575
1.75%, 5/30/17	250	252

		31,140

Telecommunications - 0.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	400	445
2.38%, 9/8/16	700	718
5.00%, 3/30/20	400	454
6.13%, 11/15/37	200	244
6.13%, 3/30/40	300	369
British Telecommunications PLC,
2.00%, 6/22/15	200	203

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Telecommunications - 0.6% continued
5.95%, 1/15/18	$575	$674
9.63%, 12/15/30	100	150
Deutsche Telekom International Finance B.V.,
5.88%, 8/20/13	775	816
5.75%, 3/23/16	525	589
8.75%, 6/15/30	400	555
France Telecom S.A.,
2.13%, 9/16/15	125	126
5.38%, 7/8/19	600	679
8.50%, 3/1/31	425	597
5.38%, 1/13/42	250	264
Rogers Communications, Inc.,
6.80%, 8/15/18	700	863
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	476
5.25%, 10/1/15	675	668
6.38%, 11/15/33	50	39
7.72%, 6/4/38	450	394
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	151
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	317
6.42%, 6/20/16	900	864
5.46%, 2/16/21	170	148
7.05%, 6/20/36	450	394
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 1/27/15	125	137
Vodafone Group PLC,
5.00%, 12/16/13	850	901
5.00%, 9/15/15	450	503
5.63%, 2/27/17	325	380
1.63%, 3/20/17	250	250
6.15%, 2/27/37	375	479

		13,847

Transportation - 0.0%
Canadian National Railway Co.,
5.55%, 3/1/19	500	609
2.85%, 12/15/21	85	88
6.90%, 7/15/28	25	35
6.20%, 6/1/36	25	34
6.38%, 11/15/37	50	69
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	59
5.95%, 5/15/37	50	58

		952

Total Foreign Issuer Bonds (Cost $178,414)		191,490

U.S. GOVERNMENT AGENCIES - 35.9%(6)
Fannie Mae - 15.9%
3.88%, 7/12/13	1,900	1,971
1.00%, 9/23/13	3,000	3,025
4.63%, 10/15/13	3,200	3,378
2.75%, 3/13/14	2,000	2,081
3.00%, 9/16/14	1,000	1,058
0.75%, 12/19/14	6,000	6,043
0.38%, 3/16/15	2,000	1,994
1.63%, 10/26/15	1,000	1,036
2.25%, 3/15/16	2,500	2,638
2.38%, 4/11/16	3,000	3,187
1.25%, 9/28/16	3,700	3,765
1.38%, 11/15/16	2,000	2,047
1.25%, 1/30/17	2,000	2,032
5.00%, 5/11/17	1,000	1,191
5.38%, 6/12/17	1,000	1,212
6.63%, 11/15/30	200	303
6.00%, 4/18/36	2,000	2,336
5.63%, 7/15/37	1,000	1,429
Pool #255376,
6.00%, 8/1/19	100	110
Pool #255695,
2.87%, 3/1/35	36	39
Pool #256675,
5.00%, 4/1/27	142	155
Pool #256677,
6.00%, 4/1/27	132	146
Pool #256792,
6.50%, 6/1/22	129	143
Pool #256925,
6.00%, 10/1/37	288	317
Pool #256959,
6.00%, 11/1/37	1,275	1,405
Pool #256985,
7.00%, 11/1/37	310	355
Pool #257042,
6.50%, 1/1/38	2,181	2,463

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Fannie Mae - 15.9% continued
Pool #257057,
5.00%, 1/1/28	$538	$587
Pool #257106,
4.50%, 1/1/28	80	86
Pool #257237,
4.50%, 6/1/28	249	270
Pool #257239,
5.50%, 6/1/28	304	332
Pool #257243,
7.00%, 6/1/38	862	1,003
Pool #257367,
5.50%, 9/1/28	595	650
Pool #357630,
5.00%, 10/1/19	113	122
Pool #707791,
5.00%, 6/1/33	895	974
Pool #709239,
5.00%, 7/1/18	671	726
Pool #720049,
5.50%, 7/1/33	214	235
Pool #722424,
2.43%, 7/1/33	67	71
Pool #725185,
5.00%, 2/1/19	150	163
Pool #725425,
5.50%, 4/1/34	295	324
Pool #730811,
4.50%, 8/1/33	485	522
Pool #735222,
5.00%, 2/1/35	170	185
Pool #735358,
5.50%, 2/1/35	764	839
Pool #735502,
6.00%, 4/1/35	93	104
Pool #737853,
5.00%, 9/1/33	1,451	1,579
Pool #745418,
5.50%, 4/1/36	329	361
Pool #745754,
5.00%, 9/1/34	1,495	1,626
Pool #745826,
6.00%, 7/1/36	1,631	1,797
Pool #746272,
4.00%, 10/1/18	497	532
Pool #747383,
5.50%, 10/1/33	636	700
Pool #753678,
2.40%, 12/1/33	244	259
Pool #755632,
5.00%, 4/1/34	781	849
Pool #766083,
2.76%, 2/1/34	15	16
Pool #772730,
5.00%, 4/1/34	681	740
Pool #773287,
2.73%, 3/1/35	273	291
Pool #790406,
6.00%, 9/1/34	355	399
Pool #793666,
5.50%, 9/1/34	338	373
Pool #796250,
5.50%, 11/1/34	146	160
Pool #800471,
5.50%, 10/1/34	1,307	1,436
Pool #807701,
4.50%, 12/1/19	101	108
Pool #811944,
4.50%, 1/1/20	129	138
Pool #815639,
2.35%, 6/1/35	49	52
Pool #817795,
6.00%, 8/1/36	314	346
Pool #820998,
2.88%, 4/1/35	132	134
Pool #821912,
2.15%, 6/1/35	502	527
Pool #822455,
2.94%, 4/1/35	113	119
Pool #826057,
5.00%, 7/1/35	353	392
Pool #826368,
4.80%, 7/1/35	220	234
Pool #826585,
5.00%, 8/1/35	976	1,059
Pool #828523,
5.00%, 7/1/35	304	330
Pool #831676,
6.50%, 8/1/36	130	148

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Fannie Mae - 15.9% continued
Pool #832628,
5.50%, 9/1/20	$125	$137
Pool #833067,
5.50%, 9/1/35	1,625	1,782
Pool #833163,
5.00%, 9/1/35	815	884
Pool #835517,
4.95%, 8/1/35	100	107
Pool #840577,
5.00%, 10/1/20	98	106
Pool #844909,
4.50%, 10/1/20	74	79
Pool #845425,
6.00%, 2/1/36	1,412	1,556
Pool #846600,
2.77%, 1/1/36	511	549
Pool #847921,
5.50%, 11/1/20	388	425
Pool #850614,
5.54%, 1/1/36	110	118
Pool #863759,
4.00%, 12/1/20	117	125
Pool #864435,
4.50%, 12/1/20	320	345
Pool #866109,
2.51%, 12/1/35	46	49
Pool #868435,
6.00%, 4/1/36	807	898
Pool #869217,
2.69%, 2/1/36	190	202
Pool #869710,
6.00%, 4/1/36	502	553
Pool #871135,
6.00%, 1/1/37	235	261
Pool #880505,
6.00%, 8/1/21	54	59
Pool #881818,
6.50%, 8/1/36	1,044	1,182
Pool #882055,
2.26%, 6/1/36	145	152
Pool #884776,
2.37%, 10/1/36	238	250
Pool #885769,
6.00%, 6/1/36	114	126
Pool #885866,
6.00%, 6/1/36	304	339
Pool #887019,
2.48%, 6/1/36	233	247
Pool #887111,
5.50%, 5/1/20	83	90
Pool #888100,
5.50%, 9/1/36	1,066	1,171
Pool #888152,
5.00%, 5/1/21	249	269
Pool #888205,
6.50%, 2/1/37	264	300
Pool #888318,
2.55%, 2/1/37	126	134
Pool #888447,
4.00%, 5/1/21	155	166
Pool #889224,
5.50%, 1/1/37	1,503	1,648
Pool #889390,
6.00%, 3/1/23	217	239
Pool #889401,
6.00%, 3/1/38	1,007	1,109
Pool #889415,
6.00%, 5/1/37	3,165	3,526
Pool #889579,
6.00%, 5/1/38	2,171	2,394
Pool #889630,
6.50%, 3/1/38	250	282
Pool #889886,
7.00%, 12/1/37	318	365
Pool #889970,
5.00%, 12/1/36	1,102	1,196
Pool #890234,
6.00%, 10/1/38	725	802
Pool #890329,
4.00%, 4/1/26	8,043	8,737
Pool #892536,
6.50%, 9/1/36	168	191
Pool #892968,
6.50%, 8/1/21	30	33
Pool #893363,
5.00%, 6/1/36	264	286
Pool #893366,
5.00%, 4/1/35	409	445

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Fannie Mae - 15.9% continued
Pool #894453,
5.99%, 9/1/36	$378	$408
Pool #898089,
5.50%, 7/1/26	311	341
Pool #898417,
6.00%, 10/1/36	248	273
Pool #899079,
5.00%, 3/1/37	471	509
Pool #902188,
2.54%, 11/1/36	19	21
Pool #902414,
5.50%, 11/1/36	942	1,029
Pool #905090,
5.50%, 10/1/21	165	181
Pool #905759,
2.59%, 12/1/36	57	61
Pool #906090,
5.50%, 1/1/37	1,158	1,278
Pool #906237,
2.72%, 1/1/37	127	136
Pool #907818,
2.84%, 1/1/37	30	32
Pool #910147,
5.00%, 3/1/22	303	328
Pool #910338,
2.83%, 3/1/37	51	54
Pool #912414,
4.50%, 1/1/22	244	262
Pool #914522,
2.87%, 3/1/37	21	23
Pool #915499,
5.00%, 3/1/37	716	798
Pool #915870,
7.00%, 4/1/37	87	102
Pool #918515,
5.00%, 6/1/37	536	580
Pool #919461,
5.82%, 4/1/37	41	44
Pool #920457,
3.63%, 8/1/36	16	17
Pool #920988,
2.37%, 11/1/36	13	13
Pool #923023,
2.13%, 1/1/37	378	395
Pool #923123,
5.00%, 4/1/36	148	161
Pool #923166,
7.50%, 1/1/37	92	113
Pool #928261,
4.50%, 3/1/36	266	286
Pool #928584,
6.50%, 8/1/37	1,110	1,256
Pool #928909,
6.00%, 12/1/37	12	14
Pool #928915,
6.00%, 11/1/37	115	127
Pool #930606,
4.00%, 2/1/39	3,002	3,198
Pool #931195,
4.50%, 5/1/24	934	1,002
Pool #931665,
4.50%, 7/1/24	2,508	2,690
Pool #932023,
5.00%, 1/1/38	733	796
Pool #932741,
4.50%, 4/1/40	1,396	1,533
Pool #934466,
5.50%, 9/1/23	719	786
Pool #940623,
5.50%, 8/1/37	357	389
Pool #943388,
6.00%, 6/1/37	1,118	1,232
Pool #943617,
6.00%, 8/1/37	917	1,020
Pool #945876,
5.50%, 8/1/37	188	205
Pool #946527,
7.00%, 9/1/37	193	225
Pool #947216,
6.00%, 10/1/37	303	338
Pool #949391,
5.50%, 8/1/22	45	49
Pool #953018,
6.50%, 10/1/37	810	914
Pool #953910,
6.00%, 11/1/37	558	615
Pool #955771,
6.50%, 10/1/37	781	882

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Fannie Mae - 15.9% continued
Pool #959604,
6.50%, 11/1/37	$136	$153
Pool #959880,
5.50%, 11/1/37	423	462
Pool #962687,
5.00%, 4/1/38	1,095	1,186
Pool #963735,
4.50%, 6/1/23	337	362
Pool #965389,
6.00%, 10/1/23	405	446
Pool #966660,
6.00%, 12/1/37	28	31
Pool #968037,
6.00%, 1/1/38	874	964
Pool #969632,
6.50%, 1/1/38	258	290
Pool #970013,
4.50%, 6/1/38	626	672
Pool #971734,
4.50%, 4/1/37	287	308
Pool #972452,
5.50%, 3/1/38	1,402	1,530
Pool #975365,
5.00%, 6/1/23	232	250
Pool #976699,
5.00%, 4/1/28	144	156
Pool #976963,
5.50%, 2/1/38	7,730	8,479
Pool #981704,
5.00%, 6/1/23	831	897
Pool #981823,
5.15%, 6/1/38	178	191
Pool #981854,
5.50%, 7/1/38	1,393	1,520
Pool #984075,
4.50%, 6/1/23	322	345
Pool #986760,
5.50%, 7/1/38	2,861	3,154
Pool #987114,
5.50%, 9/1/23	96	105
Pool #987115,
5.50%, 9/1/23	231	253
Pool #992472,
6.00%, 10/1/38	298	327
Pool #992491,
4.50%, 10/1/23	201	216
Pool #993055,
5.50%, 12/1/38	476	519
Pool #995018,
5.50%, 6/1/38	721	788
Pool #995266,
5.00%, 12/1/23	2,247	2,425
Pool #995879,
6.00%, 4/1/39	993	1,094
Pool #AA0451,
6.00%, 12/1/23	93	102
Pool #AA2939,
4.50%, 4/1/39	1,822	2,013
Pool #AA4482,
4.00%, 4/1/39	2,446	2,636
Pool #AA4562,
4.50%, 9/1/39	1,434	1,585
Pool #AA8978,
4.50%, 7/1/39	386	424
Pool #AA9357,
4.50%, 8/1/39	2,693	2,890
Pool #AB1048,
4.50%, 5/1/40	2,743	2,996
Pool #AB2067,
3.50%, 1/1/41	2,320	2,452
Pool #AB2092,
4.00%, 1/1/41	954	1,028
Pool #AB2272,
4.50%, 2/1/41	1,682	1,858
Pool #AB2693,
4.50%, 4/1/41	1,112	1,215
Pool #AB2768,
4.50%, 4/1/41	1,687	1,851
Pool #AB3246,
5.00%, 7/1/41	1,175	1,287
Pool #AB4293,
3.50%, 1/1/42	2,950	3,104
Pool #AC2947,
5.50%, 9/1/39	2,449	2,686
Pool #AC2969,
5.00%, 9/1/39	6,991	7,715
Pool #AC3263,
4.50%, 9/1/29	786	844

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Fannie Mae - 15.9% continued
Pool #AC3312,
4.50%, 10/1/39	$3,643	$3,910
Pool #AC4861,
4.50%, 11/1/24	1,370	1,486
Pool #AC5040,
4.00%, 10/1/24	1,078	1,147
Pool #AC6118,
4.50%, 11/1/39	1,124	1,206
Pool #AC6742,
4.50%, 1/1/40	3,269	3,590
Pool #AC9581,
5.50%, 1/1/40	3,598	3,958
Pool #AD0585,
4.50%, 12/1/39	1,513	1,678
Pool #AD0639,
6.00%, 12/1/38	1,173	1,292
Pool #AD5241,
4.50%, 7/1/40	1,739	1,871
Pool #AD5525,
5.00%, 6/1/40	1,573	1,726
Pool #AD5556,
4.00%, 6/1/25	1,051	1,118
Pool #AD7859,
5.00%, 6/1/40	1,140	1,244
Pool #AE0289,
3.60%, 5/1/40	693	730
Pool #AE0891,
3.70%, 1/1/41	806	850
Pool #AE0971,
4.00%, 5/1/25	689	733
Pool #AE0981,
3.50%, 3/1/41	2,689	2,829
Pool #AE1807,
4.00%, 10/1/40	5,966	6,360
Pool #AE3873,
4.50%, 10/1/40	735	791
Pool #AE5436,
4.50%, 10/1/40	1,048	1,138
Pool #AE5767,
3.34%, 5/1/41	436	459
Pool #AH0525,
4.00%, 12/1/40	3,589	3,826
Pool #AH1295,
3.50%, 1/1/26	1,299	1,390
Pool #AH2488,
3.19%, 2/1/41	605	635
Pool #AH3226,
5.00%, 2/1/41	508	553
Pool #AH4158,
4.00%, 1/1/41	800	853
Pool #AH5573,
4.00%, 2/1/41	2,297	2,479
Pool #AH5614,
3.50%, 2/1/26	1,322	1,415
Pool #AH8854,
4.50%, 4/1/41	919	998
Pool #AI1247,
4.00%, 4/1/26	963	1,026
Pool #AI3470,
4.50%, 6/1/41	1,690	1,835
Pool #AI4361,
3.03%, 9/1/41	460	483
Pool #AI4380,
2.95%, 11/1/41	441	463
Pool #AI5539,
3.49%, 6/1/41	385	405
Pool #AI5603,
4.50%, 7/1/41	850	917
Pool #AI9555,
4.00%, 9/1/41	2,771	2,955
Pool #AI9828,
2.89%, 11/1/41	458	479
Pool #AJ2001,
3.15%, 10/1/41	432	453
Pool #AJ4093,
3.50%, 10/1/26	448	474
Pool #AJ4408,
4.50%, 10/1/41	948	1,022
Pool #AJ6086,
3.00%, 12/1/26	946	992
Pool #AJ9218,
4.00%, 2/1/42	2,427	2,588
Pool #AJ9326,
3.50%, 1/1/42	2,526	2,679
Pool #AJ9355,
3.00%, 1/1/27	2,122	2,226
Pool #AK4945,
3.50%, 2/1/42	1,682	1,769

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Fannie Mae - 15.9% continued
Pool #AK7766,
2.50%, 3/1/27	$2,360	$2,436
Pool #AK9444,
4.00%, 3/1/42(7)	988	1,060
Pool #AL0354,
5.23%, 7/1/36	964	1,040
Pool #AL0442,
5.50%, 6/1/40	789	865
Pool #AL0766,
4.00%, 9/1/41	3,326	3,590
Pool #AO0752,
3.00%, 4/1/42(7)	1,490	1,531
Pool #AO0800,
3.00%, 4/1/27	1,875	1,968
Pool #AO2973,
3.50%, 5/1/42	3,187	3,385
Pool #AO4136,
3.50%, 6/1/42(7)	2,591	2,733
Pool #MA0361,
4.00%, 3/1/30	1,117	1,203
Pool #MA0667,
4.00%, 3/1/31	1,706	1,838
Pool #MA0706,
4.50%, 4/1/31	2,486	2,695
Pool #MA0711,
3.50%, 4/1/31	883	935
Pool #MA0720,
5.00%, 4/1/31	878	952
Pool #MA0804,
4.00%, 7/1/31	1,220	1,314
Pool #MA0976,
3.50%, 2/1/32	1,951	2,065
Pool #MA1107,
3.50%, 7/1/32(7)	1,994	2,110
Pool TBA,
4.50%, 7/15/25(7)	2,200	2,358
5.00%, 7/15/25(7)	1,000	1,078
3.50%, 8/31/25(7)	8,800	9,298
3.00%, 12/31/26(7)	6,000	6,286
4.00%, 7/15/40(7)	20,170	21,465
4.50%, 7/15/40(7)	22,320	23,942
5.00%, 7/15/40(7)	15,050	16,287
5.50%, 7/15/40(7)	2,200	2,400
6.00%, 7/15/40(7)	2,500	2,747
3.50%, 12/31/40(7)	8,200	8,619

		387,427

Federal Farm Credit Bank - 0.1%
2.63%, 4/17/14	1,400	1,457

Federal Home Loan Bank - 1.2%
4.00%, 9/6/13	2,000	2,087
3.63%, 10/18/13	2,800	2,919
0.38%, 11/27/13	2,500	2,502
0.38%, 1/29/14	4,500	4,502
0.40%, 2/28/14	2,500	2,501
2.38%, 3/14/14	2,000	2,068
5.50%, 8/13/14	1,000	1,109
5.13%, 10/19/16	5,450	6,418
4.75%, 12/16/16	4,200	4,913

		29,019

Freddie Mac - 5.0%
0.50%, 10/15/13	3,000	3,007
0.38%, 10/30/13	5,000	5,012
0.38%, 11/27/13	5,000	5,004
4.50%, 1/15/14	7,000	7,444
3.00%, 7/28/14	1,000	1,052
0.75%, 11/25/14	3,000	3,023
0.50%, 4/17/15	1,000	1,000
4.38%, 7/17/15	900	1,004
5.25%, 4/18/16	500	585
2.50%, 5/27/16	4,000	4,267
2.00%, 8/25/16	5,675	5,963
5.00%, 2/16/17	500	594
2.00%, 2/27/17	2,500	2,507
1.00%, 3/8/17	2,500	2,514
5.13%, 11/17/17	2,500	3,028
4.88%, 6/13/18	2,600	3,149
3.75%, 3/27/19	1,000	1,155
2.38%, 1/13/22	3,000	3,079
6.75%, 3/15/31	200	307
Pool #1B2125,
2.75%, 3/1/35	382	408
Pool #1B2934,
2.86%, 3/1/36	618	660
Pool #1B3264,
6.02%, 2/1/37	146	158
Pool #1B7328,
3.31%, 4/1/37	60	64

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Freddie Mac - 5.0% continued
Pool #1B7359,
5.84%, 5/1/37	$91	$94
Pool #1G0321,
2.48%, 9/1/35	132	140
Pool #1G0911,
2.85%, 4/1/36	269	287
Pool #1G1506,
5.47%, 1/1/37	57	61
Pool #1G1623,
5.69%, 4/1/37	98	106
Pool #1G1763,
2.54%, 11/1/35	51	54
Pool #1G1790,
3.03%, 11/1/35	68	72
Pool #1G2620,
2.55%, 11/1/36	30	32
Pool #1G2638,
3.04%, 9/1/36	25	26
Pool #1G2675,
5.77%, 2/1/38	404	439
Pool #1G3611,
2.24%, 4/1/37	51	54
Pool #1H1348,
5.82%, 10/1/36	41	44
Pool #1H2569,
2.50%, 9/1/35	595	633
Pool #1H2605,
5.62%, 4/1/36	273	293
Pool #1J0345,
2.67%, 3/1/37	28	30
Pool #1J0355,
2.90%, 3/1/37	23	25
Pool #1J0365,
3.01%, 4/1/37	139	149
Pool #1J1390,
5.93%, 12/1/36	37	40
Pool #1J1634,
2.47%, 12/1/36	254	272
Pool #1L0078,
3.57%, 6/1/35	37	39
Pool #1L1214,
2.38%, 12/1/35	1,645	1,745
Pool #1L1480,
2.08%, 12/1/33	80	82
Pool #1N0243,
2.92%, 8/1/36	25	27
Pool #1N1746,
5.71%, 9/1/37	232	249
Pool #781274,
2.38%, 2/1/34	23	24
Pool #782905,
4.93%, 12/1/34	26	28
Pool #847755,
2.74%, 5/1/37	106	113
Pool #848626,
3.38%, 6/1/41	374	393
Pool #848639,
3.23%, 9/1/41	441	463
Pool TBA,
3.50%, 3/31/25(7)	5,400	5,678
4.50%, 7/15/25(7)	1,000	1,063
4.00%, 7/15/39(7)	19,800	21,010
4.50%, 7/15/40(7)	12,378	13,219
5.00%, 7/15/40(7)	1,700	1,827
5.50%, 7/15/40(7)	9,650	10,487
6.00%, 7/15/40(7)	1,500	1,643
3.00%, 12/31/49(7)	2,800	2,927
3.50%, 12/31/49(7)	3,400	3,567

		122,419

Freddie Mac Gold - 6.2%
Pool #A16753,
5.00%, 11/1/33	164	178
Pool #A17665,
5.00%, 1/1/34	428	463
Pool #A27950,
5.50%, 11/1/34	1,637	1,792
Pool #A31136,
5.50%, 1/1/35	357	393
Pool #A39306,
5.50%, 11/1/35	1,236	1,351
Pool #A46224,
5.00%, 7/1/35	152	167
Pool #A48104,
5.00%, 1/1/36	326	357
Pool #A51296,
6.00%, 8/1/36	224	249
Pool #A54897,
6.50%, 8/1/36	160	182

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Freddie Mac Gold - 6.2% continued
Pool #A56110,
5.50%, 12/1/36	$413	$451
Pool #A58690,
6.00%, 3/1/37	66	73
Pool #A58718,
5.50%, 3/1/37	113	123
Pool #A59081,
5.50%, 4/1/37	1,846	2,009
Pool #A60942,
5.00%, 5/1/37	387	416
Pool #A61560,
5.50%, 10/1/36	2,128	2,339
Pool #A61573,
5.00%, 9/1/34	1,873	2,035
Pool #A61597,
5.50%, 12/1/35	229	250
Pool #A64474,
5.50%, 9/1/37	149	162
Pool #A67116,
7.00%, 10/1/37	87	101
Pool #A68761,
5.50%, 9/1/37	793	863
Pool #A69169,
4.50%, 12/1/37	665	710
Pool #A69303,
6.00%, 11/1/37	214	235
Pool #A73778,
5.00%, 2/1/38	765	823
Pool #A74134,
7.00%, 2/1/38	134	155
Pool #A78507,
5.00%, 6/1/38	2,383	2,608
Pool #A81606,
6.00%, 9/1/38	340	373
Pool #A81856,
7.00%, 9/1/38	66	77
Pool #A83008,
5.50%, 11/1/38	2,473	2,721
Pool #A84432,
4.50%, 2/1/39	427	456
Pool #A88476,
4.50%, 9/1/39	4,408	4,818
Pool #A88566,
5.00%, 9/1/39	2,637	2,892
Pool #A89346,
4.50%, 10/1/39	3,865	4,130
Pool #A90749,
4.50%, 1/1/40	2,257	2,467
Pool #A91541,
5.00%, 3/1/40	757	830
Pool #A91626,
4.50%, 3/1/40	1,256	1,382
Pool #A91942,
4.50%, 4/1/40	1,178	1,288
Pool #A94672,
4.50%, 10/1/40	1,817	1,944
Pool #A96296,
4.00%, 1/1/41	1,388	1,494
Pool #A96310,
4.00%, 1/1/41	954	1,024
Pool #A96995,
4.00%, 2/1/41	3,073	3,266
Pool #A97443,
4.50%, 3/1/41	1,407	1,520
Pool #B10630,
4.50%, 11/1/18	373	399
Pool #B17658,
4.50%, 1/1/20	16	17
Pool #B18502,
5.50%, 6/1/20	59	64
Pool #B18931,
4.50%, 3/1/20	51	54
Pool #C03821,
3.50%, 4/1/42	3,458	3,632
Pool #C91009,
5.00%, 11/1/26	78	85
Pool #C91020,
5.50%, 3/1/27	152	166
Pool #C91247,
5.00%, 4/1/29	624	673
Pool #C91354,
4.00%, 1/1/31	1,701	1,832
Pool #C91370,
4.50%, 5/1/31	1,021	1,123
Pool #C91388,
3.50%, 2/1/32	787	833
Pool #C91402,
4.00%, 10/1/31	1,406	1,514

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Freddie Mac Gold - 6.2% continued
Pool #C91408,
3.50%, 11/1/31	$952	$1,007
Pool #D97197,
5.00%, 2/1/27	141	153
Pool #D97498,
6.00%, 12/1/27	370	407
Pool #D97524,
5.50%, 1/1/28	604	658
Pool #D97564,
5.00%, 1/1/28	470	505
Pool #D98301,
4.50%, 7/1/29	659	704
Pool #E03033,
3.00%, 2/1/27	2,346	2,458
Pool #E99030,
4.50%, 9/1/18	619	662
Pool #G01907,
4.50%, 8/1/34	199	215
Pool #G01974,
5.00%, 12/1/35	2,219	2,392
Pool #G02064,
5.00%, 2/1/36	973	1,049
Pool #G02069,
5.50%, 3/1/36	190	208
Pool #G02386,
6.00%, 11/1/36	2,147	2,359
Pool #G02391,
6.00%, 11/1/36	60	66
Pool #G02540,
5.00%, 11/1/34	339	365
Pool #G02649,
6.00%, 1/1/37	96	105
Pool #G02702,
6.50%, 1/1/37	244	276
Pool #G02789,
6.00%, 4/1/37	5,586	6,130
Pool #G02911,
6.00%, 4/1/37	112	124
Pool #G02973,
6.00%, 6/1/37	258	283
Pool #G03121,
5.00%, 6/1/36	902	972
Pool #G03134,
5.50%, 8/1/36	368	402
Pool #G03176,
5.00%, 8/1/37	383	411
Pool #G03218,
6.00%, 9/1/37	310	340
Pool #G03351,
6.00%, 9/1/37	457	506
Pool #G03513,
6.00%, 11/1/37	710	779
Pool #G03600,
7.00%, 11/1/37	212	247
Pool #G03737,
6.50%, 11/1/37	3,840	4,328
Pool #G03992,
6.00%, 3/1/38	812	891
Pool #G04287,
5.00%, 5/1/38	1,020	1,097
Pool #G04459,
5.50%, 6/1/38	941	1,023
Pool #G04611,
6.00%, 7/1/38	1,597	1,760
Pool #G04650,
6.50%, 9/1/38	1,488	1,668
Pool #G04817,
5.00%, 9/1/38	639	687
Pool #G05082,
5.00%, 3/1/38	1,225	1,320
Pool #G05167,
4.50%, 2/1/39	1,612	1,723
Pool #G05725,
4.50%, 11/1/39	1,359	1,496
Pool #G05733,
5.00%, 11/1/39	1,343	1,473
Pool #G05870,
4.50%, 4/1/40	1,646	1,799
Pool #G05876,
4.50%, 4/1/40	3,624	4,004
Pool #G06767,
5.00%, 10/1/41	2,937	3,195
Pool #G08189,
7.00%, 3/1/37	80	93
Pool #G08192,
5.50%, 4/1/37	469	510
Pool #G08341,
5.00%, 4/1/39	6,269	6,739

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Freddie Mac Gold - 6.2% continued
Pool #G08477,
3.50%, 2/1/42	$2,268	$2,382
Pool #G11776,
4.50%, 9/1/20	115	122
Pool #G12571,
4.00%, 1/1/22	313	333
Pool #G12673,
5.00%, 9/1/21	245	264
Pool #G12837,
4.50%, 4/1/22	372	398
Pool #G12868,
5.00%, 11/1/22	501	537
Pool #G12869,
5.00%, 9/1/22	440	473
Pool #G13136,
4.50%, 5/1/23	549	584
Pool #G13151,
6.00%, 3/1/23	461	507
Pool #G13201,
4.50%, 7/1/23	331	352
Pool #G13433,
5.50%, 1/1/24	365	398
Pool #G14168,
5.50%, 12/1/24	785	860
Pool #G14239,
4.00%, 9/1/26	7,553	7,996
Pool #G18220,
6.00%, 11/1/22	49	54
Pool #G18438,
2.50%, 6/1/27(7)	1,196	1,232
Pool #G30327,
4.50%, 1/1/27	83	90
Pool #J00991,
4.00%, 1/1/21	114	121
Pool #J02541,
4.00%, 9/1/20	101	107
Pool #J03041,
6.00%, 7/1/21	155	170
Pool #J03736,
5.50%, 11/1/21	165	181
Pool #J05307,
4.50%, 8/1/22	86	92
Pool #J06175,
5.00%, 5/1/21	86	92
Pool #J06465,
6.00%, 11/1/22	47	52
Pool #J06476,
5.50%, 11/1/22	145	158
Pool #J08098,
5.50%, 6/1/23	95	103
Pool #J08202,
5.00%, 7/1/23	213	229
Pool #J08454,
5.00%, 8/1/23	456	488
Pool #J08913,
5.50%, 10/1/23	123	134
Pool #J09148,
5.00%, 12/1/23	389	417
Pool #J09305,
5.00%, 2/1/24	446	482
Pool #J09463,
5.00%, 3/1/24	453	487
Pool #J11136,
4.00%, 11/1/24	273	289
Pool #J12098,
4.50%, 4/1/25	2,768	2,944
Pool #J14808,
3.50%, 3/1/26	2,021	2,153
Pool #J17055,
3.00%, 11/1/26	1,331	1,395
Pool #J17232,
3.00%, 11/1/26	953	1,003
Pool #J17932,
3.00%, 3/1/27	1,667	1,753
Pool #Q02211,
4.50%, 7/1/41	1,513	1,646
Pool #Q03085,
4.00%, 9/1/41	1,288	1,370
Pool #Q04649,
3.50%, 11/1/41	939	987
Pool #Q08894,
3.50%, 6/1/42(7)	1,489	1,574

		152,157

Government National Mortgage Association - 3.0%
Pool TBA,
4.00%, 7/1/40(7)	11,100	12,108
4.00%, 7/1/40(7)	10,500	11,466
4.50%, 7/15/40(7)	19,200	21,105

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Government National Mortgage Association - 3.0% continued
4.50%, 7/15/40(7)	$5,900	$6,450
5.00%, 7/15/40(7)	13,800	15,240
5.00%, 7/15/40(7)	1,900	2,091
5.50%, 7/15/40(7)	1,000	1,110
5.50%, 7/15/40(7)	1,000	1,109
3.50%, 7/1/41(7)	2,000	2,139
3.50%, 7/15/41(7)	1,000	1,069

		73,887

Government National Mortgage Association I - 2.3%
Pool #510835,
5.50%, 2/15/35	158	176
Pool #597889,
5.50%, 6/15/33	638	717
Pool #614169,
5.00%, 7/15/33	221	246
Pool #616879,
3.50%, 2/15/42	1,176	1,261
Pool #617739,
6.00%, 10/15/37	97	109
Pool #634431,
6.00%, 9/15/34	51	58
Pool #641416,
5.50%, 4/15/35	332	371
Pool #646341,
6.00%, 11/15/36	132	148
Pool #648538,
5.00%, 12/15/35	486	537
Pool #651753,
5.50%, 3/15/36	110	122
Pool #658560,
6.50%, 8/15/36	393	451
Pool #661917,
7.00%, 4/15/37	92	109
Pool #670114,
6.50%, 7/15/37	101	116
Pool #675211,
6.50%, 3/15/38	179	205
Pool #675484,
5.50%, 6/15/38	676	750
Pool #676360,
6.50%, 10/15/37	92	105
Pool #682899,
6.00%, 9/15/40	1,047	1,179
Pool #687824,
5.50%, 8/15/38	886	984
Pool #687900,
5.00%, 9/15/38	328	361
Pool #687901,
5.00%, 9/15/38	817	900
Pool #688461,
6.00%, 5/15/38	614	691
Pool #692309,
6.00%, 1/15/39	355	399
Pool #697645,
5.50%, 10/15/38	566	628
Pool #698336,
4.50%, 5/15/39	4,109	4,500
Pool #699277,
6.00%, 9/15/38	284	319
Pool #700972,
5.50%, 11/15/38	308	341
Pool #701196,
6.00%, 10/15/38	436	490
Pool #703677,
5.50%, 6/15/39	599	665
Pool #704185,
5.50%, 1/15/39	512	569
Pool #710130,
7.00%, 1/15/39	134	158
Pool #717175,
4.50%, 6/15/39	2,053	2,267
Pool #719262,
5.00%, 8/15/40	641	711
Pool #720202,
4.50%, 7/15/39	1,192	1,306
Pool #723231,
4.00%, 10/15/39	782	857
Pool #723339,
5.00%, 9/15/39	718	796
Pool #726085,
4.00%, 11/15/24	621	670
Pool #728629,
4.50%, 1/15/40	2,424	2,676
Pool #733663,
4.50%, 5/15/40	4,309	4,727
Pool #737286,
4.50%, 5/15/40	1,738	1,919

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Government National Mortgage Association I - 2.3% continued
Pool #737416,
3.50%, 9/15/25	$538	$575
Pool #738134,
3.50%, 4/15/26	873	934
Pool #738247,
4.50%, 4/15/41	1,476	1,615
Pool #745215,
4.00%, 7/15/25	647	698
Pool #760874,
3.50%, 2/15/26	639	686
Pool #768800,
4.50%, 6/15/41	475	520
Pool #773939,
4.00%, 11/15/41	1,484	1,634
Pool #778957,
3.50%, 3/15/42(7)	1,483	1,592
Pool #781939,
6.00%, 7/15/34	890	1,007
Pool #782131,
5.50%, 12/15/36	342	380
Pool #782150,
5.50%, 4/15/37	348	387
Pool #782259,
5.00%, 2/15/36	516	570
Pool #782272,
5.50%, 2/15/38	779	865
Pool #782498,
6.00%, 12/15/38	408	459
Pool #782565,
5.00%, 2/15/39	7,993	8,813
Pool #782584,
5.00%, 3/15/39	750	825
Pool #782675,
4.50%, 6/15/24	537	578
Pool #782831,
6.00%, 12/15/39	268	302

		56,034

Government National Mortgage Association II - 2.1%
Pool #3570,
6.00%, 6/20/34	190	220
Pool #3665,
5.50%, 1/20/35	583	650
Pool #3852,
6.00%, 5/20/36	122	138
Pool #3879,
6.00%, 7/20/36	421	473
Pool #3910,
6.00%, 10/20/36	219	246
Pool #3994,
5.00%, 6/20/37	195	216
Pool #4018,
6.50%, 8/20/37	442	506
Pool #4026,
5.00%, 9/20/37	244	270
Pool #4027,
5.50%, 9/20/37	132	147
Pool #4040,
6.50%, 10/20/37	96	110
Pool #4098,
5.50%, 3/20/38	742	824
Pool #4116,
6.50%, 4/20/38	199	227
Pool #4170,
6.00%, 6/20/38	530	594
Pool #4194,
5.50%, 7/20/38	1,647	1,829
Pool #4243,
5.00%, 9/20/38	459	507
Pool #4244,
5.50%, 9/20/38	434	482
Pool #4245,
6.00%, 9/20/38	249	280
Pool #4269,
6.50%, 10/20/38	249	285
Pool #4290,
5.50%, 11/20/38	323	359
Pool #4344,
6.00%, 1/20/39	436	489
Pool #4345,
6.50%, 1/20/39	268	307
Pool #4425,
5.50%, 4/20/39	696	772
Pool #4559,
5.00%, 10/20/39	1,540	1,706
Pool #4561,
6.00%, 10/20/39	827	930
Pool #4617,
4.50%, 1/20/40	388	427

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9%(6) continued
Government National Mortgage Association II - 2.1% continued
Pool #4619,
5.50%, 1/20/40	$1,267	$1,407
Pool #4713,
4.50%, 6/20/40	1,209	1,335
Pool #4747,
5.00%, 7/20/40	1,104	1,224
Pool #4923,
4.50%, 1/20/41	837	924
Pool #5050,
4.00%, 5/20/26	906	962
Pool #5081,
4.00%, 6/20/41	1,594	1,745
Pool #5082,
4.50%, 6/20/41	1,679	1,849
Pool #5114,
4.00%, 7/20/41	1,174	1,285
Pool #5175,
4.50%, 9/20/41	869	960
Pool #5202,
3.50%, 10/20/41	1,750	1,873
Pool #5203,
4.00%, 10/20/41	1,417	1,550
Pool #5232,
3.50%, 11/20/41	981	1,049
Pool #5280,
4.00%, 1/20/42	1,547	1,694
Pool #5304,
3.50%, 2/20/42	1,187	1,270
Pool #5326,
3.00%, 3/20/27	1,870	1,982
Pool #5331,
3.50%, 3/20/42	1,936	2,072
Pool #654804,
6.00%, 5/20/36	201	226
Pool #737602,
4.00%, 11/20/40	916	1,005
Pool #752757,
4.50%, 11/20/40	1,414	1,576
Pool #755677,
4.00%, 12/20/40	934	1,024
Pool #782433,
6.00%, 10/20/38	847	951
Pool #82579,
3.50%, 7/20/40	789	836
Pool #82737,
3.00%, 2/20/41	887	934
Pool #82793,
2.50%, 4/20/41	940	978
Pool #82857,
3.00%, 6/20/41	461	483
Pool #82960,
3.50%, 10/20/41	457	486
Pool #MA0022,
3.50%, 4/20/42	1,941	2,078
Pool #MA0088,
3.50%, 5/20/42(7)	4,190	4,484

		51,236

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	730
5.25%, 9/15/39	1,650	2,151

		2,881

Total U.S. Government Agencies (Cost $844,465)		876,517

U.S. GOVERNMENT OBLIGATIONS - 35.4%
U.S. Treasury Bonds - 6.9%
8.75%, 8/15/20	450	710
7.88%, 2/15/21	1,550	2,371
8.00%, 11/15/21	1,125	1,766
7.13%, 2/15/23	2,000	3,058
6.25%, 8/15/23	11,550	16,776
7.63%, 2/15/25	165	270
6.00%, 2/15/26	11,750	17,225
6.13%, 11/15/27	9,000	13,600
6.25%, 5/15/30	6,000	9,471
5.38%, 2/15/31	4,000	5,829
4.50%, 2/15/36	475	638
4.75%, 2/15/37	6,335	8,830
5.00%, 5/15/37	4,575	6,602
4.38%, 2/15/38	8,890	11,796
4.50%, 5/15/38	1,700	2,299
3.50%, 2/15/39	6,000	6,943
4.25%, 5/15/39	9,250	12,081
4.50%, 8/15/39	8,000	10,855
4.38%, 11/15/39	7,000	9,324
4.63%, 2/15/40	7,250	10,029
4.38%, 5/15/40	1,000	1,333

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.4% continued
U.S. Treasury Bonds - 6.9% continued
3.88%, 8/15/40	$9,000	$11,080
3.75%, 8/15/41	4,000	4,824
3.13%, 2/15/42	1,000	1,074

		168,784

U.S. Treasury Notes - 28.5%
4.25%, 9/30/12	2,250	2,273
3.38%, 11/30/12	1,000	1,013
3.63%, 12/31/12	3,500	3,559
0.63%, 1/31/13	5,000	5,013
2.88%, 1/31/13	9,500	9,648
1.38%, 3/15/13	25,000	25,206
3.13%, 4/30/13	4,000	4,096
1.13%, 6/15/13	25,000	25,207
0.75%, 8/15/13	15,000	15,080
4.25%, 8/15/13	425	444
3.13%, 8/31/13	2,000	2,066
3.13%, 9/30/13	9,700	10,043
2.75%, 10/31/13	17,500	18,069
2.00%, 11/30/13	4,700	4,813
1.00%, 1/15/14	30,000	30,315
0.25%, 3/31/14	20,000	19,977
1.75%, 3/31/14	5,000	5,123
1.88%, 4/30/14	15,000	15,422
2.63%, 6/30/14	10,500	10,981
2.63%, 7/31/14	3,000	3,141
2.38%, 8/31/14	2,500	2,609
2.38%, 9/30/14	17,000	17,776
2.38%, 10/31/14	30,000	31,397
2.13%, 11/30/14	5,000	5,211
2.63%, 12/31/14	25,000	26,400
2.25%, 1/31/15	8,000	8,383
4.00%, 2/15/15	12,000	13,124
2.50%, 3/31/15	39,000	41,243
1.75%, 7/31/15	10,000	10,396
4.50%, 11/15/15	2,000	2,267
2.13%, 12/31/15	5,000	5,278
2.13%, 2/29/16	5,000	5,288
5.13%, 5/15/16	3,000	3,522
3.25%, 6/30/16	10,000	11,049
1.50%, 7/31/16	5,000	5,180
1.00%, 8/31/16	10,000	10,157
1.00%, 9/30/16	25,000	25,389
1.00%, 10/31/16	5,000	5,076
4.63%, 11/15/16	2,600	3,043
0.88%, 11/30/16	30,000	30,298
0.88%, 1/31/17	20,000	20,173
4.63%, 2/15/17	500	589
1.00%, 3/31/17	12,000	12,165
3.13%, 4/30/17	7,000	7,794
4.50%, 5/15/17	1,850	2,182
4.75%, 8/15/17	2,400	2,879
4.25%, 11/15/17	2,950	3,479
3.50%, 2/15/18	6,250	7,151
3.88%, 5/15/18	3,300	3,863
4.00%, 8/15/18	20,750	24,553
3.75%, 11/15/18	2,300	2,694
2.75%, 2/15/19	18,000	19,976
3.63%, 8/15/19	18,000	21,112
3.38%, 11/15/19	16,000	18,511
3.50%, 5/15/20	5,000	5,842
2.63%, 8/15/20	3,000	3,302
2.63%, 11/15/20	3,000	3,297
3.63%, 2/15/21	7,000	8,264
2.13%, 8/15/21	51,000	53,606

		696,007

Total U.S. Government Obligations (Cost $803,188)		864,791

MUNICIPAL BONDS - 0.9%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	118
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	128

		246

California - 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	567
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	214
Bay Area Toll Authority Bridge TRB, Series S-3, Build America Bonds,
6.91%, 10/1/50	150	211

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
California - 0.3% continued
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	$135	$163
7.30%, 10/1/39	920	1,149
7.60%, 11/1/40	400	516
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	64
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	523
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	236
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	758
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	406
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	204
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	319
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	376
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	394
Metropolitan Water District of Southern California TRB, Series A, Build America Bonds,
6.95%, 7/1/40	100	121
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	132
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	105
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	368
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	186
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	229

		7,241

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	288
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	63

		351

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	200
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	378

		578

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	37

Georgia - 0.0%
Municipal Electric Authority Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	82
6.66%, 4/1/57	100	115
7.06%, 4/1/57	300	321

		518

Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	160	185

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Illinois - 0.1% continued
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	$100	$133
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	354
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	154
Illinois State G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	812
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	105
5.67%, 3/1/18	300	332
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	968

		3,043

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	275

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	119

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	406
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	276

		682

New Jersey - 0.1%
New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	123
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	269
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	343
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	600
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	183
Rutgers University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	182

		1,700

New York - 0.2%
Metropolitan Transportation Authority Dedicated Tax Fund TRB, Build America Bonds,
7.34%, 11/15/39	75	110
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds,
6.67%, 11/15/39	250	326
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	129
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	80
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	118
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	98
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	255
5.72%, 6/15/42	250	321
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	274
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	365

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
New York - 0.2% continued
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	$250	$314
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	90
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	124
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	350	425
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured),
4.93%, 10/1/51	250	277

		3,306

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	234
American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	435
Northeast Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	164
Ohio State University TRB, Series A,
4.80%, 6/1/11(3)	200	217
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	229
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	102

		1,381

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	200	258

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	225

Puerto Rico - 0.0%
Puerto Rico Commonwealth Government Development Bank TRB, Senior Notes, Series B,
3.67%, 5/1/14	150	153
4.70%, 5/1/16	100	104

		257

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	113

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	220
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	245
Houston Taxable Refunding G.O. Limited Bonds, Series A, Pension Obligation,
6.29%, 3/1/32	300	377
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	168
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	272
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	260
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	366

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Texas - 0.1% continued
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	$100	$122
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	238

		2,268

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	106

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	102
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	122
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	120

		344

Total Municipal Bonds
(Cost $19,426)		23,048

	NUMBER OF SHARES	VALUE (000S)

OTHER - 0.0%
Escrow Lehman(8)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 9.6%
Northern Institutional Funds - Diversified Assets Portfolio(9) (10)	235,278,914	235,279

Total Investment Companies (Cost $235,279)		235,279

Total Investments - 109.0% (Cost $2,504,303)		2,660,509

Liabilities less Other Assets - (9.0)%		(219,445)

NET ASSETS - 100.0%		$2,441,064

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $5,010,000 or 0.2% of net assets. Additional information on the restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ADT (The) Corp., 2.25%, 7/15/17	6/27/12	$150

Exelon Generation Co. LLC, 4.25%, 6/15/22	6/13/12	250

Express Scripts Holding Co., 2.65%, 2/15/17	2/06/12-3/19/12	725

Express Scripts Holding Co., 4.75%, 11/15/21	11/14/11	496

Illinois Tool Works, Inc., 3.38%, 9/15/21	1/19/12	262

Kraft Foods Group, Inc., 1.63%, 6/4/15	5/30/12	100

Kraft Foods Group, Inc., 3.50%, 6/6/22	5/30/12	129

Kraft Foods Group, Inc., 5.00%, 6/4/42	5/30/12	55

Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	5/15/12	250

Petroleos Mexicanos, 4.88%, 1/24/22	1/17/12	1,982

Phillips 66, 2.95%, 5/1/17	3/7/12	150

Phillips 66, 5.88%, 5/1/42	3/7/12	85

Southwestern Energy Co., 4.10%, 3/15/22	2/29/12	100

(3)	Century bond expiring in 2111.
(4)	Century bond expiring in 2112.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaran- teed.
(7)	When-Issued Security.
(8)	Security listed as escrow is considered to be worthless.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

(10)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $321,455,000 with net sales of approximately $86,176,000 during the three months ended June 30, 2012.

At June 30, 2012, the quality distribution for the Bond Index Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Treasury	39.2%
U.S. Agency	26.2
AAA	3.5
AA	3.1
A	10.7
BBB	8.3
Not rated	0.1
Cash Equivalents	8.9

Total	100%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Committed Cash includes any traded cash (forward settling trades), the sweep vehicle and commercial paper. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,504,341

Gross tax appreciation of investments	$157,209
Gross tax depreciation of investments	(1,041)

Net tax appreciation of investments	$156,168

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assupmtions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$52,431	(1)	$—	$52,431
Corporate Bonds	—	416,953	(1)	—	416,953
Foreign Issuer Bonds	—	191,490	(1)	—	191,490
U.S. Government Agencies	—	876,517	(1)	—	876,517
U.S. Government Obligations	—	864,791	(1)	—	864,791
Municipal Bonds	—	23,048	(1)	—	23,048
Investment Companies	235,279	—		—	235,279

Total Investments	$235,279	$2,425,230		$—	$2,660,509

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Gurantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BAC KED SECURITIES - 3.3%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$4,585	$4,593

Commercial Mortgage-Backed Securities - 3.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	855	916
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	469	469
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	6,785	6,824
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	5,090	5,633
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	2,486	2,555
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	7,025	7,850
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	3,525	3,823
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	1,149	1,167
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	3,426	3,455
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	1,500	1,530
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	10,530	10,974
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1,583	1,591
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	210	211

		46,998

Total Asset-Backed Securities (Cost $50,832)		51,591

CORPORATE BONDS - 36.2%
Aerospace/Defense - 0.7%
BE Aerospace, Inc.,
8.50%, 7/1/18	3,525	3,855
5.25%, 4/1/22	1,970	2,029
United Technologies Corp.,
1.80%, 6/1/17	2,680	2,737
4.50%, 6/1/42	1,675	1,840

		10,461

Agriculture - 1.0%
Altria Group, Inc.,
10.20%, 2/6/39	3,095	5,035
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	2,721	2,837
8.50%, 6/15/19	1,535	1,916
Lorillard Tobacco Co.,
8.13%, 6/23/19	4,760	5,908

		15,696

Auto Manufacturers - 0.4%
Daimler Finance N.A. LLC,
1.65%, 4/10/15(1) (2)	2,765	2,776
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	3,740	3,984

		6,760

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.,
4.63%, 9/15/20	2,750	2,995

Banks - 4.6%
Ally Financial, Inc.,
5.50%, 2/15/17	3,820	3,880
Bank of America Corp.,
3.75%, 7/12/16	5,940	5,988
3.88%, 3/22/17	2,115	2,155
6.00%, 9/1/17	2,900	3,130
5.70%, 1/24/22	2,575	2,836
5.88%, 2/7/42	2,660	2,914

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.2% continued
Banks - 4.6% continued
Capital One Capital V,
10.25%, 8/15/39	$4,270	$4,355
Capital One Financial Corp.,
2.15%, 3/23/15	2,475	2,494
Citigroup, Inc.,
2.65%, 3/2/15	2,300	2,300
4.45%, 1/10/17	3,225	3,381
4.50%, 1/14/22	4,685	4,839
Goldman Sachs Group (The), Inc.,
3.30%, 5/3/15	1,150	1,150
3.63%, 2/7/16	2,500	2,500
5.63%, 1/15/17	2,475	2,596
5.75%, 1/24/22	1,560	1,647
6.25%, 2/1/41	4,460	4,651
HSBC USA, Inc.,
2.38%, 2/13/15	1,800	1,821
JPMorgan Chase & Co.,
5.40%, 1/6/42	2,575	2,827
Morgan Stanley,
2.88%, 1/24/14	1,915	1,893
4.00%, 7/24/15	3,200	3,181
3.45%, 11/2/15	2,200	2,130
4.75%, 3/22/17	2,580	2,574
5.75%, 1/25/21	3,485	3,436
Wells Fargo & Co.,
1.50%, 7/1/15	3,750	3,753

		72,431

Beverages - 0.5%
Constellation Brands, Inc.,
6.00%, 5/1/22	3,940	4,235
Dr Pepper Snapple Group, Inc.,
2.60%, 1/15/19	1,240	1,259
Molson Coors Brewing Co.,
3.50%, 5/1/22	1,065	1,094
5.00%, 5/1/42	1,035	1,118
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)(2)	950	964

		8,670

Biotechnology - 0.7%
Genzyme Corp.,
3.63%, 6/15/15	3,500	3,755
Gilead Sciences, Inc.,
4.50%, 4/1/21	3,370	3,745
Life Technologies Corp.,
5.00%, 1/15/21	3,250	3,612

		11,112

Chemicals - 0.4%
CF Industries, Inc.,
6.88%, 5/1/18	5,000	5,931

Commercial Services - 0.9%
ERAC USA Finance LLC,
7.00%, 10/15/37(1)(2)	3,995	4,816
Hertz (The) Corp.,
7.50%, 10/15/18	4,800	5,148
UR Merger Sub Corp.,
5.75%, 7/15/18(1)(2)	4,340	4,513

		14,477

Computers - 0.2%
Hewlett-Packard Co.,
2.63%, 12/9/14	330	338
2.60%, 9/15/17	2,415	2,424

		2,762

Diversified Financial Services - 4.9%
American Express Credit Corp.,
1.75%, 6/12/15	2,080	2,104
2.80%, 9/19/16	2,640	2,754
2.38%, 3/24/17	2,350	2,409
BlackRock, Inc.,
3.38%, 6/1/22	1,525	1,548
Caterpillar Financial Services Corp.,
1.63%, 6/1/17	1,610	1,618
Countrywide Financial Corp.,
6.25%, 5/15/16	3,485	3,627
FMR LLC,
6.45%, 11/15/39(1)(2)	7,565	8,649
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	4,935	5,082
7.00%, 4/15/15	1,350	1,500
4.21%, 4/15/16(1)(2)	1,890	1,963
4.25%, 2/3/17	3,105	3,255
3.00%, 6/12/17	500	497
General Electric Capital Corp.,
2.15%, 1/9/15	5,260	5,349
1.63%, 7/2/15	4,050	4,050
3.35%, 10/17/16	2,475	2,607

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.2% continued
Diversified Financial Services - 4.9% continued
2.30%, 4/27/17	$2,120	$2,134
5.30%, 2/11/21	3,525	3,956
4.65%, 10/17/21	2,170	2,410
Hyundai Capital America,
4.00%, 6/8/17(1)(2)	1,670	1,728
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	6,375	6,702
International Lease Finance Corp.,
6.25%, 5/15/19	4,555	4,640
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	5,375	5,375
SLM Corp.,
6.00%, 1/25/17	2,855	2,949

		76,906

Electric - 1.8%
CMS Energy Corp.,
2.75%, 5/15/14	4,100	4,121
6.55%, 7/17/17	1,750	1,983
5.05%, 2/15/18	3,600	3,848
Exelon Generation Co. LLC,
6.20%, 10/1/17	5,290	6,099
FirstEnergy Corp.,
7.38%, 11/15/31	4,060	5,096
Nisource Finance Corp.,
3.85%, 2/15/23	1,630	1,629
NV Energy, Inc.,
6.25%, 11/15/20	2,815	3,143
Puget Energy, Inc.,
5.63%, 7/15/22(1)(2)	2,330	2,394

		28,313

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17	6,030	7,241

Engineering & Construction - 0.2%
URS Corp.,
5.00%, 4/1/22(1)(2)	3,075	3,037

Food - 0.5%
H.J. Heinz Co.,
1.50%, 3/1/17	1,985	1,980
Kellogg Co.,
1.75%, 5/17/17	1,900	1,900
SUPERVALU, Inc.,
8.00%, 5/1/16	4,695	4,754

		8,634

Forest Products & Paper - 0.7%
Domtar Corp.,
4.40%, 4/1/22	3,150	3,086
International Paper Co.,
7.95%, 6/15/18	2,725	3,434
Westvaco Corp.,
8.20%, 1/15/30	3,941	4,679

		11,199

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,045	2,428

Healthcare - Services - 0.6%
Cigna Corp.,
2.75%, 11/15/16	275	283
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	5,975	6,222
WellPoint, Inc.,
3.13%, 5/15/22	2,150	2,167

		8,672

Household Products/Wares - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(2)	3,680	3,873

Insurance - 1.7%
Aflac, Inc.,
2.65%, 2/15/17	1,575	1,612
American International Group, Inc.,
3.80%, 3/22/17	2,635	2,686
4.88%, 6/1/22	2,815	2,880
8.18%, 5/15/58	2,330	2,528
Liberty Mutual Group, Inc.,
4.95%, 5/1/22(1)(2)	1,895	1,883
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1)(2)	1,950	1,999
Pricoa Global Funding I,
5.45%, 6/11/14(1)(2)	2,490	2,697
Protective Life Corp.,
8.45%, 10/15/39	8,880	10,689

		26,974

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.2% continued
Internet - 0.1%
Symantec Corp.,
2.75%, 6/15/17	$2,165	$2,175

Iron/Steel - 0.5%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	2,690	2,642
Commercial Metals Co.,
7.35%, 8/15/18	4,474	4,575

		7,217

Lodging - 0.3%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	4,580	5,406

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	6,800	7,225

Media - 2.5%
CBS Corp.,
1.95%, 7/1/17	1,355	1,354
3.38%, 3/1/22	1,315	1,310
Comcast Corp.,
4.95%, 6/15/16	1,910	2,144
3.13%, 7/15/22	1,635	1,643
6.40%, 5/15/38	5,400	6,583
4.65%, 7/15/42	2,315	2,316
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20	2,590	2,866
5.15%, 3/15/42	3,070	3,090
NBCUniversal Media LLC,
2.10%, 4/1/14	2,250	2,290
News America, Inc.,
6.90%, 8/15/39	1,604	1,916
Time Warner Cable, Inc.,
8.75%, 2/14/19	3,695	4,913
5.50%, 9/1/41	3,665	3,988
Time Warner, Inc.,
3.40%, 6/15/22	1,095	1,104
6.10%, 7/15/40	3,000	3,451

		38,968

Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,410	2,402
Newmont Mining Corp.,
3.50%, 3/15/22	2,115	2,087

		4,489

Office/Business Equipment - 0.2%
Xerox Corp.,
2.95%, 3/15/17	1,600	1,618
4.50%, 5/15/21	2,080	2,159

		3,777

Oil & Gas - 4.0%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	4,665	5,419
Atwood Oceanics, Inc.,
6.50%, 2/1/20	1,600	1,672
Continental Resources, Inc.,
5.00%, 9/15/22(1)(2)	5,120	5,197
Devon Energy Corp.,
3.25%, 5/15/22	3,315	3,373
EQT Corp.,
4.88%, 11/15/21	3,360	3,432
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1)(2)	5,970	5,851
Newfield Exploration Co.,
7.13%, 5/15/18	2,688	2,846
6.88%, 2/1/20	2,725	2,902
5.75%, 1/30/22	3,060	3,198
Phillips 66,
4.30%, 4/1/22(1)(2)	3,030	3,187
Pioneer Natural Resources Co.,
6.88%, 5/1/18	3,240	3,813
Plains Exploration & Production Co.,
7.63%, 6/1/18	2,325	2,470
6.13%, 6/15/19	3,880	3,899
6.75%, 2/1/22	3,125	3,188
QEP Resources, Inc.,
6.88%, 3/1/21	6,175	6,854
Range Resources Corp.,
5.75%, 6/1/21	2,985	3,119
Rowan Cos., Inc.,
4.88%, 6/1/22	1,960	1,977

		62,397

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.2% continued
Oil & Gas Services - 0.1%
Cameron International Corp.,
3.60%, 4/30/22	$1,900	$1,903

Packaging & Containers - 0.2%
Rock-Tenn Co.,
4.45%, 3/1/19(1)(2)	2,385	2,450

Pharmaceuticals - 0.6%
Express Scripts Holding Co.,
3.13%, 5/15/16	3,405	3,545
3.90%, 2/15/22(1)(2)	3,005	3,115
Medco Health Solutions, Inc.,
2.75%, 9/15/15	1,955	2,010

		8,670

Pipelines - 1.0%
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
6.13%, 7/15/22	3,410	3,342
Energy Transfer Partners L.P.,
6.50%, 2/1/42	2,810	3,011
Enterprise Products Operating LLC,
6.45%, 9/1/40	1,735	2,066
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1)(2)	4,200	4,368
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	2,955	3,103

		15,890

Real Estate Investment Trusts - 1.9%
American Tower Corp.,
4.50%, 1/15/18	3,375	3,567
Boston Properties L.P.,
3.70%, 11/15/18	2,370	2,476
3.85%, 2/1/23	2,875	2,902
DDR Corp.,
4.63%, 7/15/22	2,300	2,270
ERP Operating L.P.,
4.63%, 12/15/21	4,660	5,062
HCP, Inc.,
5.63%, 5/1/17	2,675	2,954
3.75%, 2/1/19	1,045	1,043
Health Care REIT, Inc.,
4.13%, 4/1/19	2,640	2,682
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	1,645	1,687
4.75%, 6/1/21	3,490	3,625
4.25%, 3/1/22	1,765	1,777

		30,045

Retail - 0.4%
CVS Caremark Corp.,
5.75%, 5/15/41	2,095	2,494
Macy’s Retail Holdings, Inc.,
5.13%, 1/15/42	2,685	2,827
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22	1,500	1,569

		6,890

Semiconductors - 0.2%
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1)(2)	2,805	2,798

Software - 0.3%
Fidelity National Information Services, Inc.,
5.00%, 3/15/22(1)(2)	5,120	5,210

Telecommunications - 2.1%
AT&T, Inc.,
1.70%, 6/1/17	2,340	2,351
5.50%, 2/1/18	2,930	3,481
5.55%, 8/15/41	1,755	2,092
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1)(2)	3,530	3,826
CenturyLink, Inc.,
5.80%, 3/15/22	2,640	2,628
Frontier Communications Corp.,
8.25%, 4/15/17	4,950	5,321
Juniper Networks, Inc.,
5.95%, 3/15/41	2,250	2,590
Qwest Communications International, Inc.,
8.00%, 10/1/15	1,425	1,502
7.13%, 4/1/18	5,484	5,786
Windstream Corp.,
8.13%, 8/1/13	3,645	3,841

		33,418

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.2% continued
Transportation - 0.1%
CSX Corp.,
4.75%, 5/30/42	$2,250	$2,320

Total Corporate Bonds (Cost $546,094)		569,820

FOREIGN ISSUER BONDS - 9.6%
Banks - 0.8%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	2,700	2,660
HSBC Holdings PLC,
4.00%, 3/30/22	2,550	2,648
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	1,000	993
Lloyds TSB Bank PLC,
4.20%, 3/28/17	3,335	3,440
6.50%, 9/14/20(1) (2)	3,515	3,462

		13,203

Beverages - 0.6%
Heineken N.V.,
3.40%, 4/1/22(1) (2)	3,150	3,226
Pernod-Ricard S.A.,
4.45%, 1/15/22(1) (2)	2,570	2,663
4.25%, 7/15/22(1) (2)	695	713
SABMiller PLC,
6.50%, 7/1/16(1) (2)	1,815	2,119

		8,721

Chemicals - 0.7%
Agrium, Inc.,
6.13%, 1/15/41	2,515	3,081
LyondellBasell Industries N.V.,
5.00%, 4/15/19(1) (2)	4,300	4,510
6.00%, 11/15/21(1) (2)	2,600	2,853

		10,444

Computers - 0.3%
Seagate HDD Cayman,
6.88%, 5/1/20	3,915	4,209

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	2,990	3,183

Electric - 0.2%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	3,475	3,642

Food - 0.2%
Delhaize Group S.A.,
4.13%, 4/10/19	3,730	3,609

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
3.20%, 6/15/22	2,100	2,165

Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	5,915	6,820
5.50%, 11/15/20	1,675	1,759
XL Group PLC,
6.50%, 4/15/17	11,450	9,303

		17,882

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	6,745	7,119

Media - 0.3%
Videotron Ltee,
5.00%, 7/15/22(2)	4,320	4,385

Mining - 0.3%
Teck Resources Ltd.,
3.00%, 3/1/19	1,605	1,595
Vale Overseas Ltd.,
4.38%, 1/11/22	2,640	2,688

		4,283

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.,
5.75%, 3/15/22(2)	7,125	7,098

Oil & Gas - 1.6%
Ensco PLC,
3.25%, 3/15/16	2,785	2,925
Nexen, Inc.,
6.40%, 5/15/37	4,325	4,583
Noble Holding International Ltd.,
3.95%, 3/15/22	2,575	2,604
Petrobras International Finance Co.,
3.88%, 1/27/16	1,095	1,131
3.50%, 2/6/17	3,670	3,767
Petro-Canada,
6.05%, 5/15/18	935	1,106

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Oil & Gas - 1.6% continued
Petroleos Mexicanos,
5.50%, 1/21/21	$3,170	$3,582
Total Capital S.A.,
4.45%, 6/24/20	1,585	1,811
Transocean, Inc.,
5.05%, 12/15/16	3,750	4,067

		25,576

Oil & Gas Services - 0.5%
Weatherford International Ltd.,
5.13%, 9/15/20	4,020	4,316
5.95%, 4/15/42	3,105	3,266

		7,582

Pharmaceuticals - 0.5%
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	2,640	2,645
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	5,050	5,314

		7,959

Telecommunications - 1.0%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20(1)(2)	4,025	4,226
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	3,180	3,189
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1)(2)	3,740	3,759
Virgin Media Finance PLC,
5.25%, 2/15/22	3,850	3,937

		15,111

Transportation - 0.3%
Kansas City Southern de Mexico S.A.de C.V.,
6.63%, 12/15/20	4,595	5,112

Total Foreign Issuer Bonds (Cost $147,953)		151,283

U.S. GOVERNMENT AGENCIES - 33.7%(3)
Fannie Mae - 28.4%
Pool #255498,
5.50%, 12/1/34	1,016	1,116
Pool #535714,
7.50%, 1/1/31	74	90
Pool #545003,
8.00%, 5/1/31	4	5
Pool #545437,
7.00%, 2/1/32	161	188
Pool #545556,
7.00%, 4/1/32	115	137
Pool #555189,
7.00%, 12/1/32	720	851
Pool #581806,
7.00%, 7/1/31	268	318
Pool #735893,
5.00%, 10/1/35	8,968	9,753
Pool #796457,
6.00%, 9/1/34	3,686	4,114
Pool #831810,
6.00%, 9/1/36	6,481	7,221
Pool #845182,
5.50%, 11/1/35	6,358	6,982
Pool #888538,
5.50%, 1/1/37	1,520	1,667
Pool #890009,
5.50%, 9/1/36	6,175	6,789
Pool #893082,
2.74%, 9/1/36	2,564	2,753
Pool #919638,
5.50%, 9/1/37	5,150	5,619
Pool #929035,
6.50%, 1/1/38	4,068	4,593
Pool #932638,
5.00%, 3/1/40	12,622	13,928
Pool #946869,
6.00%, 9/1/37	1,369	1,509
Pool #955782,
6.50%, 10/1/37	815	923
Pool #966610,
6.00%, 12/1/37	2,443	2,692
Pool #990702,
6.50%, 9/1/38	3,519	3,974
Pool #991529,
6.00%, 11/1/38	4,352	4,798
Pool #993739,
6.00%, 9/1/38	3,629	3,999
Pool #AA7583,
4.50%, 6/1/39	4,758	5,209

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7%(3) continued
Fannie Mae - 28.4% continued
Pool #AB1470,
4.50%, 9/1/40	$6,419	$6,908
Pool #AB2693,
4.50%, 4/1/41	12,039	13,157
Pool #AB3114,
5.00%, 6/1/41	7,204	7,904
Pool #AC6767,
4.50%, 1/1/40	3,918	4,299
Pool #AC9581,
5.50%, 1/1/40	6,394	7,035
Pool #AD0496,
6.00%, 10/1/39	11,244	12,391
Pool #AD0915,
5.50%, 12/1/38	395	436
Pool #AD1645,
5.00%, 3/1/40	14,774	16,138
Pool #AD6929,
5.00%, 6/1/40	6,511	7,112
Pool #AE6371,
4.00%, 12/1/40	13,122	13,988
Pool #AE6415,
4.00%, 10/1/40	7,486	8,115
Pool #AH1166,
4.50%, 12/1/40	14,846	16,110
Pool #AH1507,
4.50%, 12/1/40	11,419	12,529
Pool #AI4294,
4.50%, 6/1/41	4,566	4,923
Pool #AI5826,
4.00%, 9/1/41	9,535	10,168
Pool #AI9518,
4.00%, 9/1/41	14,062	14,995
Pool #AJ2166,
4.00%, 10/1/41	17,408	18,562
Pool #AJ4048,
4.00%, 10/1/41	9,180	9,840
Pool TBA,
6.00%, 8/1/29(4)	7,300	8,021
6.50%, 2/15/31(4)	5,125	5,761
4.00%, 8/1/40(4)	77,970	82,831
4.50%, 8/1/40(4)	22,327	23,932
5.00%, 8/1/40(4)	15,459	16,727
3.50%, 12/31/49(4)	15,025	15,750
5.50%, 12/31/49(4)	19,025	20,743

		447,603

Freddie Mac - 1.0%
Pool #1B3575,
6.06%, 9/1/37	1,652	1,799
Pool #1G2296,
6.20%, 11/1/37	4,500	4,925
Pool #1J0365,
3.01%, 4/1/37	1,772	1,901
Pool #1J2840,
5.86%, 9/1/37	1,494	1,590
Pool #848076,
5.49%, 6/1/38	3,454	3,738
Series 3730, Class PL,
4.50%, 1/15/33	1,266	1,307

		15,260

Freddie Mac Gold - 3.5%
Pool #A62213,
6.00%, 6/1/37	4,914	5,473
Pool #A65182,
6.50%, 9/1/37	7,150	8,028
Pool #A92650,
5.50%, 6/1/40	599	653
Pool #C00910,
7.50%, 1/1/30	304	371
Pool #C02790,
6.50%, 4/1/37	3,387	3,826
Pool #C02838,
5.50%, 5/1/37	4,938	5,434
Pool #C03517,
4.50%, 9/1/40	7,612	8,142
Pool #C03837,
3.50%, 4/1/42	17,968	18,950
Pool #G01954,
5.00%, 11/1/35	3,965	4,274

		55,151

Government National Mortgage Association - 0.4%
Series 2008, Class 8A,
3.61%, 8/16/27	9	9
Series 2012, Class 2A,
1.86%, 6/16/31	6,709	6,827

		6,836

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7%(3) continued
Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	$6,216	$6,619

Total U.S. Government Agencies (Cost $516,340)		531,469

U.S. GOVERNMENT OBLIGATIONS - 15.9%
U.S. Treasury Bonds - 1.9%
3.13%, 2/15/42	28,725	30,852

U.S. Treasury Inflation Indexed Bonds - 2.0%
0.75%, 2/15/42	28,970	30,938

U.S. Treasury Inflation Indexed Notes - 8.9%
2.00%, 1/15/14	30,455	39,367
1.63%, 1/15/15	36,645	46,914
0.13%, 4/15/17	50,000	53,457

		139,738

U.S. Treasury Notes - 3.1%
0.75%, 6/30/17	23,175	23,199
1.00%, 6/30/19	1,820	1,805
1.75%, 5/15/22	23,665	23,857

		48,861

Total U.S. Government Obligations (Cost $250,028)		250,389

MUNICIPAL BONDS - 0.5%
Ohio - 0.5%
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	5,365	7,493

Total Municipal Bonds (Cost $5,365)		7,493

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.3%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	146,054,738	$146,055

Total Investment Companies (Cost $146,055)		146,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.14%, 12/20/12	$2,150	$2,149

Total Short-Term Investments (Cost $2,149)		2,149

Total Investments- 108.6% (Cost $1,664,816)		1,710,249

Liabilities less Other Assets - (8.6)%		(135,047)

NET ASSETS - 100.0%		1,575,202

(1)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $118,160,000 or 7.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	$3,773

Continental Resources, Inc.,
5.00%, 9/15/22	3/5/12	5,120

Daimler Finance N.A. LLC,
1.65%, 4/10/15	4/2/12	2,763

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07-9/29/11	4,121

Express Scripts Holdings Co.,
3.90%, 2/15/22	2/6/12	2940

Fidelity National Information Services, Inc.,
5.00%, 3/15/22	3/5/12	5,120

FMR LLC,
6.45%, 11/15/39	1/6/10-5/24/12	7,492

Ford Motor Credit Co. LLC,
4.21%, 4/15/16	8/15/11-9/29/11	1,883

Heineken N.V.,
3.40%, 4/1/22	3/29/12	3,142

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	4,574

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	1,663

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	998

Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	4/13/12	4,095

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11-9/29/11	4,304

Liberty Mutual Group, Inc.,
4.95%, 5/1/22	5/1/12	1,889

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	$5,969

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	3,494

LyondellBasell Industries N.V.,
5.00%, 4/15/19	3/16/12	4,300

LyondellBasell Industries N.V.,
6.00%, 11/15/21	11/04/11-11/18/11	2,648

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	3,264

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	1,949

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10-11/16/11	3,794

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11-11/17/11	2,568

Pernod-Ricard S.A.,
4.25%, 7/15/22	1/5/12	692

Phillips 66,
4.30%, 4/1/22	3/7/12	3,023

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	3,471

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	2,485

Puget Energy, Inc.,
5.63%, 7/15/22	6/12/12	2,330

Rock-Tenn Co.,
4.45%, 3/1/19	2/14/12	2,383

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	950

SABMiller PLC,
6.50%, 7/1/16	10/28/10-9/29/11	2,168

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	2,795

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	3,741

UR Merger Sub Corp.,
5.75%, 7/15/18	2/24/12-2/27/12	4,386

URS Corp.,
5.00%, 4/1/22	3/8/12	3,072

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $339,297,000 with net sales of approximately $193,242,000 during the three months ended June 30, 2012.

At June 30, 2012, the quality distribution for the Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
US Treasury	15.6%
US Agency	30.3
AAA	2.7
AA	0.7
A	9.2
BBB	20.9
BB	10.1
B	2.0
Cash Equivalents	8.5
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	1,665,203

Gross tax appreciation of investments	49,772
Gross tax depreciation of investments	(4,726)

Net tax appreciation of investments	45,046

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$51,591	(1)	$—	$51,591
Corporate Bonds	—	569,820	(1)	—	569,820
Foreign Issuer Bonds	—	151,283	(1)	—	151,283
U.S. Government Agencies	—	531,469	(1)	—	531,469
U.S. Government Obligations	—	250,389	(1)	—	250,389
Municipal Bonds	—	7,493		—	7,493
Investment Companies	146,055	—		—	146,055
Short-Term Investments	—	2,149		—	2,149

Total Investments	$146,055	$1,564,194		$—	$1,710,249

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 96.2%
Australian Dollar - 1.6%
Government of Australia,
4.75%, 10/21/15	$161	$177
4.75%, 6/15/16	18	20
5.75%, 5/15/21	10	12

		209

British Pound Sterling - 9.3%
Treasury of Great Britain,
4.50%, 3/7/13	63	101
3.75%, 9/7/20	138	254
3.75%, 9/7/21	89	164
5.00%, 3/7/25	122	253
4.25%, 12/7/27	29	57
4.75%, 12/7/30	48	98
4.25%, 3/7/36	34	65
4.75%, 12/7/38	35	73
4.25%, 12/7/40	26	51
4.50%, 12/7/42	16	32
4.25%, 12/7/49	16	31

		1,179

Canadian Dollar - 6.1%
Government of Canada,
5.00%, 6/1/14	730	771

Danish Krone - 1.5%
Government of Denmark,
4.00%, 11/15/12	100	17
4.00%, 11/15/15	375	72
4.00%, 11/15/19	132	27
3.00%, 11/15/21	170	33
4.50%, 11/15/39	150	38

		187

Euro - 17.8%
Bundesschatzanweisungen,
1.00%, 12/14/12	28	36
1.50%, 3/15/13	30	38
Deutschland Bundesrepublik,
2.50%, 1/4/21	56	77
3.25%, 7/4/21	27	39
2.25%, 9/4/21	23	31
6.25%, 1/4/24	16	30
4.75%, 7/4/28	30	50
6.25%, 1/4/30	19	37
4.75%, 7/4/34	33	59
3.25%, 7/4/42	13	20
Government of France O.A.T.,
4.25%, 10/25/18	34	50
3.75%, 10/25/19	100	140
2.50%, 10/25/20	77	98
3.75%, 4/25/21	41	57
3.00%, 4/25/22	55	71
6.00%, 10/25/25	58	96
5.50%, 4/25/29	17	28
5.75%, 10/25/32	29	50
4.00%, 10/25/38	36	50
4.00%, 4/25/55	31	42
Government of Netherlands,
4.00%, 7/15/16	143	203
4.00%, 7/15/19	11	16
3.50%, 7/15/20	17	24
3.75%, 1/15/23	25	37
7.50%, 1/15/23	4	8
5.50%, 1/15/28	10	17
4.00%, 1/15/37	13	21
3.75%, 1/15/42	7	11
Government of Spain,
5.00%, 7/30/12	57	72
2.50%, 10/31/13	50	62
3.30%, 10/31/14	174	215
3.80%, 1/31/17	20	24
Italy Buoni Poliennali Del Tesoro,
4.25%, 8/1/13	101	129
5.00%, 3/1/25(2)	57	66
5.25%, 11/1/29	157	182
5.00%, 8/1/34	62	68

		2,254

Japanese Yen - 21.9%
Government of Japan Five Year Bonds,
0.40%, 9/20/15	5,750	73
Government of Japan Forty Year Bonds,
2.40%, 3/20/48	6,150	84
Government of Japan Ten Year Bonds,
1.50%, 9/20/14	19,700	254
1.50%, 9/20/15	5,450	71
1.50%, 12/20/17	11,950	160
1.30%, 12/20/18	40,000	530
1.30%, 9/20/19	18,500	245
1.00%, 9/20/20	19,000	246

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
DEBT OBLIGATIONS - 96.2% continued
Japanese Yen - 21.9% continued
Government of Japan Thirty Year Bonds,
2.50%, 9/20/36	$12,050	$171
2.20%, 9/20/39	13,950	187
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	4,050	56
1.80%, 6/20/23	50,000	681
1.80%, 6/20/30	1,450	19

		2,777

United States Dollar - 38.0%
Freddie Mac,
5.13%, 7/15/12	750	751
U.S. Treasury Bonds,
7.13%, 2/15/23	71	108
6.00%, 2/15/26	83	121
6.50%, 11/15/26	98	151
6.38%, 8/15/27	50	77
6.13%, 8/15/29	57	88
5.38%, 2/15/31	32	46
4.50%, 2/15/36	106	142
3.50%, 2/15/39	178	206
4.25%, 5/15/39	133	174
4.75%, 2/15/41	166	235
U.S. Treasury Notes,
0.75%, 6/15/14	1,880	1,896
3.50%, 5/15/20	151	176
2.63%, 8/15/20	151	167
2.00%, 2/15/22	450	465

		4,803

Total Debt Obligations (Cost $11,487)		12,180

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	377,215	$377

Total Investment Companies (Cost $377)		377

Total Investments - 99.2% (Cost $11,864)		12,557

Other Assets less Liabilities - 0.8%		99

NET ASSETS - 100.0%		$12,656

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $330,000 with net purchases of approximately $47,000 during the three months ended June 30, 2012.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

At June 30, 2012, the Global Fixed Income Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	293	United States Dollar	290	9/14/12	$(7)
Australian Dollar	23	United States Dollar	23	9/14/12	(1)
Canadian Dollar	298	United States Dollar	290	9/14/12	(2)
Canadian Dollar	250	United States Dollar	248	9/14/12	3
Danish Krone	616	United States Dollar	105	9/14/12	— *
Euro	576	United States Dollar	720	9/14/12	(10)
Euro	555	United States Dollar	700	9/14/12	(3)
Euro	219	United States Dollar	276	9/14/12	(1)
British Pound	257	United States Dollar	400	9/14/12	(3)
British Pound	129	United States Dollar	200	9/14/12	(2)
British Pound	272	United States Dollar	425	9/14/12	— *
British Pound	96	United States Dollar	150	9/14/12	— *
British Pound	364	United States Dollar	583	9/14/12	13
Japanese Yen	44,048	United States Dollar	550	9/14/12	(2)
Japanese Yen	38,137	United States Dollar	480	9/14/12	2
Japanese Yen	41,206	United States Dollar	520	9/14/12	4
Japanese Yen	138,998	United States Dollar	1,750	9/14/12	9
British Pound	278	Euro	345	9/14/12	2
Euro	345	British Pound	278	9/14/12	(2)
United States Dollar	200	Australian Dollar	201	9/14/12	4

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	190	Euro	149	9/14/12	$(2)
United States Dollar	1,006	Euro	798	9/14/12	5
United States Dollar	431	Euro	345	9/14/12	7
United States Dollar	754	Euro	601	9/14/12	7
United States Dollar	158	British Pound	102	9/14/12	1
United States Dollar	372	British Pound	240	9/14/12	4
United States Dollar	890	British Pound	574	9/14/12	8
United States Dollar	1,554	Japanese Yen	122,500	9/14/12	(20)
United States Dollar	2,526	Japanese Yen	200,110	9/14/12	(20)
United States Dollar	509	Japanese Yen	40,737	9/14/12	1
United States Dollar	128	Swedish Krona	917	9/14/12	4

Total					(1)

*	Amount rounds to less than one thousand.

At June 30, 2012, the quality distribution for the Global Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Government	32.4%
Agency	6.0
AAA	30.0
AA	15.6
A	10.0
BBB	3.0
Cash Equivalents	3.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies, foreign government agencies, and their respective sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$11,864

Gross tax appreciation of investments	$924
Gross tax depreciation of investments	(231)

Net tax appreciation of investments	$693

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations	$—	$12,180 (1)	$—	$12,180
Investment Companies	377	—	—	377

Total Investments	$377	$12,180	$—	$12,557

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$—	$74	$—	$74
Liabilities
Foreign Currency
Exchange Contracts	—	(75)	—	(75)

Total Other Financial Instruments	$—	$(1)	$—	$(1)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4%
Auto Manufacturers - 0.5%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19	$29,920	$30,743

Auto Parts & Equipment - 1.9%
Goodyear Tire & Rubber (The) Co.,
8.25%, 8/15/20	27,158	28,754
Meritor, Inc.,
10.63%, 3/15/18	24,100	25,606
Pittsburgh Glass Works LLC,
8.50%, 4/15/16(1)	28,950	26,634
UCI International, Inc.,
8.63%, 2/15/19	29,818	30,004

		110,998

Banks - 0.4%
Capital One Capital V,
10.25%, 8/15/39	20,540	20,951

Chemicals - 0.8%
Huntsman International LLC,
8.63%, 3/15/20	24,200	27,165
JM Huber Corp.,
9.88%, 11/1/19(1)	18,055	19,409

		46,574

Coal - 0.5%
SunCoke Energy, Inc.,
7.63%, 8/1/19	31,180	30,479

Commercial Services - 5.4%
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	29,800	30,545
Brickman Group Holdings, Inc.,
9.13%, 11/1/18(1)	21,752	21,208
Hertz (The) Corp.,
7.50%, 10/15/18	12,875	13,808
6.75%, 4/15/19(1)	14,375	14,950
7.38%, 1/15/21	7,725	8,266
Monitronics International, Inc.,
9.13%, 4/1/20(1)	29,825	28,632
Neff Rental LLC/Neff Finance Corp.,
9.63%, 5/15/16(1)	25,021	24,896
NESCO LLC/NESCO Holdings Corp.,
11.75%, 4/15/17(1)	31,425	32,211
Production Resource Group, Inc.,
8.88%, 5/1/19	25,975	19,611
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19	22,845	25,701
Service Corp. International,
7.50%, 4/1/27	28,729	29,447
ServiceMaster Co.,
8.00%, 2/15/20	18,643	20,298
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
12.00%, 6/15/16(1)	10,575	10,839
TransUnion Holding Co., Inc.,
9.63%, 6/15/18(1)	26,385	28,496

		308,908

Distribution/Wholesale - 0.5%
American Tire Distributors, Inc.,
9.75%, 6/1/17	25,450	27,104

Diversified Financial Services - 1.7% ,
CNG Holdings, Inc.
9.38%, 5/15/20(1)	30,225	30,981
Community Choice Financial, Inc.,
10.75%, 5/1/19(1)	29,500	29,205
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19(1)	21,375	22,604
Speedy Cash Intermediate Holdings Corp.,
10.75%, 5/15/18(1)	16,930	17,480

		100,270

Electric - 2.8%
AES (The) Corp.,
9.75%, 4/15/16	25,054	29,689
Calpine Corp.,
7.50%, 2/15/21(1)	15,275	16,497
7.88%, 1/15/23(1)	19,700	21,473
Covanta Holding Corp.,
6.38%, 10/1/22	18,835	19,908
Energy Future Holdings Corp.,
10.00%, 1/15/20	55,646	59,402
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	11,813	12,965

		159,934

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Electronics - 1.1%
Sanmina-SCI Corp.,
7.00%, 5/15/19(1)	$29,850	$28,955
Viasystems, Inc.,
7.88%, 5/1/19(1)	33,343	33,343

		62,298

Engineering & Construction - 0.0%
MasTec, Inc.,
7.63%, 2/1/17	2,475	2,568

Entertainment - 1.4%
AMC Entertainment, Inc.,
8.75%, 6/1/19	25,075	26,893
National CineMedia LLC,
7.88%, 7/15/21	26,310	27,889
Pinnacle Entertainment, Inc.,
7.75%, 4/1/22	25,948	27,732

		82,514

Environmental Control - 0.4%
Casella Waste Systems, Inc.,
7.75%, 2/15/19	24,490	24,123

Food - 1.6%
BI-LO LLC/BI-LO Finance Corp.,
9.25%, 2/15/19(1)	29,690	31,917
Post Holdings, Inc.,
7.38%, 2/15/22(1)	28,100	29,645
U.S. Foods, Inc.,
8.50%, 6/30/19(1)	27,452	27,864

		89,426

Forest Products & Paper - 0.6%
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 1/15/19(1)	35,300	35,653

Gaming - 3.0%
Peninsula Gaming LLC/Peninsula Gaming Corp.,
10.75%, 8/15/17	28,850	32,889
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp.,
9.50%, 6/15/19(1)	21,316	22,142
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 9/1/18(1)	25,925	29,166
Scientific Games International, Inc.,
9.25%, 6/15/19	22,672	24,826
Station Casinos LLC,
3.66%, 6/18/18(1)	40,690	30,619
Yonkers Racing Corp.,
11.38%, 7/15/16(1)	29,097	30,915

		170,557

Gas Distribution - 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
6.25%, 8/20/19	16,275	16,356

Hand/Machine Tools - 0.5%
Thermadyne Holdings Corp.,
9.00%, 12/15/17	25,500	26,074

Healthcare - Products - 0.4%
Accellent, Inc.,
10.00%, 11/1/17	23,922	20,095

Healthcare - Services - 3.6%
American Renal Associates Holdings, Inc.,
9.75%, 3/1/16	19,951	21,198
AMERIGROUP Corp.,
7.50%, 11/15/19	30,306	32,579
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19	15,275	16,268
Emergency Medical Services Corp.,
8.13%, 6/1/19(1)	29,968	31,279
HCA, Inc.,
6.50%, 2/15/20	20,797	22,539
HealthSouth Corp.,
8.13%, 2/15/20	25,513	27,873
Multiplan, Inc.,
9.88%, 9/1/18(1)	27,275	29,866
Tenet Healthcare Corp.,
6.88%, 11/15/31	32,365	27,429

		209,031

Home Builders - 0.9%
Beazer Homes USA, Inc.,
6.88%, 7/15/15	19,200	18,432
9.13%, 6/15/18	17,900	15,797
Meritage Homes Corp.,
7.15%, 4/15/20	18,629	19,374

		53,603

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Household Products/Wares - 1.0%
American Greetings Corp.,
7.38%, 12/1/21	$26,685	$28,286
Prestige Brands, Inc.,
8.25%, 4/1/18	26,085	28,563

		56,849

Insurance - 1.9%
CNO Financial Group, Inc.,
9.00%, 1/15/18(1)	30,754	33,137
Glen Meadow Pass-Through Trust,
6.51%, 2/12/67(1)	31,100	22,392
Liberty Mutual Group, Inc.,
10.75%, 6/15/58(1)	25,859	35,168
Symetra Financial Corp.,
8.30%, 10/15/37(1)	16,970	16,546

		107,243

Iron/Steel - 0.6%
AK Steel Corp.,
8.38%, 4/1/22	19,425	16,511
Ryerson Holding Corp.,
28.14%, 2/1/15(2)	30,960	16,099

		32,610

Lodging - 1.2%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	15,625	17,051
10.00%, 12/15/18	27,350	18,701
MGM Resorts International,
8.63%, 2/1/19(1)	29,975	32,073

		67,825

Media - 5.1%
Bresnan Broadband Holdings LLC,
8.00%, 12/15/18(1)	29,143	30,454
Clear Channel Communications, Inc.,
10.75%, 8/1/16	21,675	13,655
9.00%, 3/1/21	16,325	14,203
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20(1)	19,950	19,501
DISH DBS Corp.,
6.75%, 6/1/21	20,100	21,708
Harron Communications L.P./Harron
Finance Corp.,
9.13%, 4/1/20(1)	30,695	31,769
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	30,078	32,710
McClatchy (The) Co.,
11.50%, 2/15/17	37,109	38,501
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	26,075	26,531
Townsquare Radio LLC/Townsquare
Radio, Inc.,
9.00%, 4/1/19(1)	27,100	28,320
Univision Communications, Inc.,
8.50%, 5/15/21(1)	37,557	37,839

		295,191

Miscellaneous Manufacturing - 0.6%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	32,250	32,976

Oil & Gas - 5.8%
Aurora USA Oil & Gas, Inc.,
9.88%, 2/15/17(1)	25,290	25,922
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	27,618	29,206
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	21,025	20,604
Laredo Petroleum, Inc.,
9.50%, 2/15/19	29,575	32,976
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	32,998	35,555
Magnum Hunter Resources Corp.,
9.75%, 5/15/20(1)	7,625	7,396
Northern Oil and Gas, Inc.,
8.00%, 6/1/20(1)	28,800	28,656
Oasis Petroleum, Inc.,
6.50%, 11/1/21	24,215	23,973
6.88%, 1/15/23	4,775	4,793
SM Energy Co.,
6.50%, 1/1/23(1) (3)	23,400	23,576
Swift Energy Co.,
7.13%, 6/1/17	16,030	16,150
Unit Corp.,
6.63%, 5/15/21	26,883	26,749
Vanguard Natural Resources LLC/VNR Finance Corp.,
7.88%, 4/1/20	29,525	29,525

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Oil & Gas - 5.8% continued
WPX Energy, Inc.,
6.00%, 1/15/22(1)	$31,475	$31,318

		336,399

Oil & Gas Services - 1.4%
Basic Energy Services, Inc.,
7.75%, 2/15/19	30,931	29,694
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19(1)	28,550	25,695
Dresser-Rand Group, Inc.,
6.50%, 5/1/21	25,480	26,435

		81,824

Oil Refining & Marketing - 1.2%
Citgo Petroleum Corp.,
11.50%, 7/1/17(1)	34,439	38,658
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20(1)	28,300	28,229

		66,887

Packaging & Containers - 3.1%
Berry Plastics Corp.,
9.50%, 5/15/18	33,070	35,219
Exopack Holding Corp.,
10.00%, 6/1/18	30,735	30,812
Plastipak Holdings, Inc.,
10.63%, 8/15/19(1)	20,700	23,469
Pretium Packaging LLC/Pretium Finance, Inc.,
11.50%, 4/1/16	22,465	22,690
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
9.00%, 4/15/19(1)	41,450	41,346
Tekni-Plex, Inc.,
9.75%, 6/1/19(1)	26,225	26,487

		180,023

Pharmaceuticals - 0.4%
Alvogen Pharma US, Inc.,
10.50%, 3/15/19(1) (3)	14,375	14,375
JPR Royalty Sub LLC,
14.00%, 12/1/20(1) (3)	8,000	8,000
QHP Royalty Sub LLC,
10.25%, 3/15/15(1) (3)	745	746

		23,121

Pipelines - 3.2%
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
6.13%, 7/15/22	25,300	24,794
Crosstex Energy L.P./Crosstex Energy Finance Corp.,
7.13%, 6/1/22(1)	25,350	24,970
Energy Transfer Equity L.P.,
7.50%, 10/15/20	29,460	32,333
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 12/15/18	24,450	25,061
Holly Energy Partners L.P./Holly Energy Finance Corp.,
8.25%, 3/15/18	31,705	33,607
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18	18,158	18,340
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
7.88%, 10/15/18	14,600	15,768
6.88%, 2/1/21	8,233	8,562

		183,435

Real Estate Investment Trusts - 1.2%
Entertainment Properties Trust,
7.75%, 7/15/20	22,075	24,271
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 2/15/22	9,600	9,624
Omega Healthcare Investors, Inc.,
5.88%, 3/15/24(1)	20,690	20,690
Senior Housing Properties Trust,
6.75%, 12/15/21	15,780	17,158

		71,743

Retail - 7.0%
99 Cents Only Stores,
11.00%, 12/15/19(1)	27,500	29,700
Carrols Restaurant Group, Inc.,
11.25%, 5/15/18(1)	21,925	23,021
CKE Holdings, Inc.,
10.50%, 3/14/16(1)	19,495	21,347
CKE Restaurants, Inc.,
11.38%, 7/15/18	18,242	20,842
Fiesta Restaurant Group, Inc.,
8.88%, 8/15/16(1)	24,355	25,573

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Retail - 7.0% continued
Jo-Ann Stores, Inc.,
8.13%, 3/15/19(1)	$31,240	$31,084
Landry’s, Inc.,
9.38%, 5/1/20(1)	26,175	26,600
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20	24,975	27,660
Pantry (The), Inc.,
7.75%, 2/15/14	31,291	31,291
Rite Aid Corp.,
10.38%, 7/15/16	15,140	16,020
9.25%, 3/15/20(1)	44,400	44,511
Ruby Tuesday, Inc.,
7.63%, 5/15/20(1)	4,000	3,570
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22	27,575	28,850
Sonic Automotive, Inc.,
9.00%, 3/15/18	19,765	21,495
7.00%, 7/15/22(1) (3)	9,550	9,884
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	35,881	39,200

		400,648

Semiconductors - 0.6%
Freescale Semiconductor, Inc.,
9.25%, 4/15/18(1)	31,663	33,879

Software - 2.2%
Epicor Software Corp.,
8.63%, 5/1/19	29,650	30,243
First Data Corp.,
7.38%, 6/15/19(1)	34,525	35,215
Lawson Software, Inc.,
11.50%, 7/15/18(1)	29,132	32,919
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	28,091	29,847

		128,224

Telecommunications - 6.9%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	29,375	19,975
Avaya, Inc.,
10.13%, 11/1/15(4)	31,175	25,875
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15(1)	30,475	27,732
CPI International, Inc.,
8.00%, 2/15/18	21,600	19,467
EarthLink, Inc.,
8.88%, 5/15/19	31,775	30,941
Frontier Communications Corp.,
8.50%, 4/15/20	20,175	21,385
9.00%, 8/15/31	13,215	12,620
GCI, Inc.,
8.63%, 11/15/19	27,930	29,257
Level 3 Financing, Inc.,
8.63%, 7/15/20	28,125	29,531
PAETEC Holding Corp.,
9.88%, 12/1/18	20,745	23,183
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	31,210	30,733
Sprint Nextel Corp.,
9.13%, 3/1/17(1)	18,275	19,189
9.00%, 11/15/18(1)	22,850	25,535
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
10.25%, 8/15/16(1)	31,890	25,990
West Corp.,
8.63%, 10/1/18	24,730	26,214
Windstream Corp.,
8.13%, 9/1/18	26,605	28,600

		396,227

Transportation - 1.6%
ACL I Corp.,
10.63%, 2/15/16(1)	33,561	33,561
Florida East Coast Holdings Corp.,
10.50%, 8/1/17	11,706	9,951
Florida East Coast Railway Corp.,
8.13%, 2/1/17	21,135	22,086
Quality Distribution LLC/QD Capital Corp.,
9.88%, 11/1/18	25,900	28,360

		93,958

Trucking & Leasing - 1.1%
Air Lease Corp.,
5.63%, 4/1/17(1)	11,775	11,598
7.38%, 1/30/19(1) (3)	24,000	24,480

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Trucking & Leasing - 1.1% continued
International Lease Finance Corp.,
8.75%, 3/15/17	$26,162	$29,367

		65,445

Total Corporate Bonds (Cost $4,208,879)		4,282,766

FOREIGN ISSUER BONDS - 19.8%
Aerospace/Defense - 0.5%
Bombardier, Inc.,
7.45%, 5/1/34(1)	27,286	27,422

Aluminum - 0.5%
Novelis, Inc.,
8.38%, 12/15/17	11,887	12,719
8.75%, 12/15/20	13,634	14,691

		27,410

Banks - 0.4%
Royal Bank of Scotland Group PLC,
7.64%, 9/29/17	34,225	22,760

Chemicals - 0.6%
Ineos Finance PLC,
7.50%, 5/1/20(1)	33,475	33,726

Computers - 0.5%
MMI International Ltd.,
8.00%, 3/1/17(1)	29,830	30,725

Diversified Financial Services - 0.4%
National Money Mart Co.,
10.38%, 12/15/16	21,705	23,930

Food - 0.5%
JBS Finance II Ltd.,
8.25%, 1/29/18(1)	30,750	29,827

Forest Products & Paper - 0.4%
Sappi Papier Holding GmbH,
7.75%, 7/15/17(1) (5)	13,825	13,998
8.38%, 6/15/19(1) (5)	7,150	7,159

		21,157

Insurance - 1.9%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (3)	33,636	29,599
QBE Capital Funding III Ltd.,
7.25%, 5/24/41(1)	31,855	28,747
White Mountains Re Group Ltd.,
7.51%, 6/30/17(1)	29,150	27,957
XL Capital PLC,
6.50%, 4/15/17	29,415	23,900

		110,203

Iron/Steel - 0.5%
Ferrexpo Finance PLC,
7.88%, 4/7/16(1)	31,625	28,542

Machinery - Construction & Mining - 0.5%
Boart Longyear Management Pty Ltd.,
7.00%, 4/1/21(1)	29,510	30,174

Media - 1.7%
Nara Cable Funding Ltd.,
8.88%, 12/1/18(1)	32,850	28,251
8.88%, 12/1/18(1)	8,000	6,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
7.50%, 3/15/19(1)	26,445	28,032
UPC Holding B.V.,
9.88%, 4/15/18(1)	32,017	35,058

		98,141

Mining - 0.5%
Vedanta Resources PLC,
9.50%, 7/18/18(1)	28,725	28,869

Oil & Gas - 2.4%
Kodiak Oil & Gas Corp.,
8.13%, 12/1/19(1)	27,100	27,913
Lone Pine Resources Canada Ltd.,
10.38%, 2/15/17(1)	24,000	22,620
Lukoil International Finance B.V.,
6.13%, 11/9/20(1)	31,050	32,562
OGX Austria GmbH,
8.50%, 6/1/18(1)	31,775	28,280
PetroBakken Energy Ltd.,
8.63%, 2/1/20(1)	29,000	28,855

		140,230

Oil & Gas Services - 0.4%
Offshore Group Investment Ltd.,
11.50%, 8/1/15	24,355	26,425

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.8% continued
Pharmaceuticals - 0.5%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
7.75%, 9/15/18	$25,730	$27,595

Telecommunications - 4.9%
Columbus International, Inc.,
11.50%, 11/20/14(1)	27,815	29,624
Digicel Group Ltd.,
8.88%, 1/15/15(1)	40,075	40,476
Eileme 1 AB,
14.25%, 8/15/20(1)	14,400	13,680
Eileme 2 AB,
11.63%, 1/31/20(1)	19,450	19,985
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	47,560	48,987
11.50%, 2/4/17(4)	19,351	19,980
Sable International Finance Ltd.,
8.75%, 2/1/20(1)	23,755	25,418
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17(1)	29,200	29,929
Telesat Canada/Telesat LLC,
6.00%, 5/15/17(1)	24,800	25,234
Wind Acquisition Finance S.A.,
11.75%, 7/15/17(1)	26,365	21,289
Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17(1) (4)	9,954	6,818

		281,420

Transportation - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.63%, 11/1/17	30,805	28,649
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17(1) (3) (5)	14,300	14,335
8.88%, 11/1/17	9,250	9,319
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
9.25%, 4/15/19	22,100	20,332

		72,635

Trucking & Leasing - 1.4%
AerCap Aviation Solutions B.V.,
6.38%, 5/30/17(1)	26,225	26,356
Aircastle Ltd.,
6.75%, 4/15/17	28,477	28,762
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(1)	24,751	25,617

		80,735

Total Foreign Issuer Bonds (Cost $1,148,733)		1,141,926

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.0%
Oil & Gas - 0.0%
Compton Petroleum Corp.	756,583	$817

Total Common Stocks (Cost $7,486)		817

PREFERRED STOCKS - 0.8%
Banks - 0.4%
Santander Finance Preferred S.A.U.	947,000	24,915

Diversified Financial Services - 0.4%
GMAC Capital Trust I	905,850	21,786

Total Preferred Stocks (Cost $47,913)		46,701

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Compton Petroleum Corp. Exp. 8/23/14, Strike $11.92	42,192	$21

Total Warrants (Cost $ — )		21

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	170,025,100	$170,025

Total Investment Companies (Cost $170,025)		170,025

Total Investments - 98.0% (Cost $5,583,036)		5,642,256
Other Assets less Liabilities - 2.0%		115,578

NET ASSETS - 100.0%		$5,757,834

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $90,166,000 or 1.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Air Lease Corp.,
7.38%, 1/30/19	1/20/12	$23,356

Alvogen Pharma US, Inc.,
10.50%, 3/15/19	3/13/12	14,375

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	4/29/09-5/9/12	26,937

JPR Royalty Sub LLC,
14.00%, 12/1/20	3/10/11	8,000

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	9/22/09-1/31/12	11,925

QHP Royalty Sub LLC,
10.25%, 3/15/15	10/27/09	745

(4)	Security is payment in-kind bond.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $202,798,000 with net sales of approximately $32,773,000 during the three months ended June 30, 2012.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total nets assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Percentages shown are based on Net Assets.

At June 30, 2012, the quality distribution for High Yield Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
BBB	2.4%
BB	22.8%
B	41.8%
CCC	25.1%
CC to D	0.5%
Not rated	4.4%
Cash Equivalents	3.0%

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,591,701

Gross tax appreciation of investments	$151,574
Gross tax depreciation of investments	(101,019)

Net tax appreciation of investments	$50,555

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a broker and NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Auto Manufacturers	$—		$30,743		$—	$30,743
Auto Parts & Equipment	—		110,998		—	110,998
Banks	—		20,951		—	20,951
Chemicals	—		46,574		—	46,574
Coal	—		30,479		—	30,479
Commercial Services	—		308,908		—	308,908
Distribution/Wholesale	—		27,104		—	27,104
Diversified Financial Services	—		100,270		—	100,270
Electric	—		159,934		—	159,934
Electronics	—		62,298		—	62,298
Engineering & Construction	—		2,568		—	2,568
Entertainment	—		82,514		—	82,514
Environmental Control	—		24,123		—	24,123
Food	—		89,426		—	89,426
Forest Products & Paper	—		35,653		—	35,653
Gaming	—		170,557		—	170,557
Gas Distribution	—		16,356		—	16,356
Hand/Machine Tools	—		26,074		—	26,074
Healthcare - Products	—		20,095		—	20,095
Healthcare - Services	—		209,031		—	209,031
Home Builders	—		53,603		—	53,603
Household Products/Wares	—		56,849		—	56,849
Insurance	—		107,243		—	107,243
Iron/Steel	—		32,610		—	32,610
Lodging	—		67,825		—	67,825
Media	—		295,191		—	295,191
Miscellaneous Manufacturing	—		32,976		—	32,976
Oil & Gas	—		336,399		—	336,399
Oil & Gas Services	—		81,824		—	81,824
Oil Refining & Marketing	—		66,887		—	66,887
Packaging & Containers	—		180,023		—	180,023
Pharmaceuticals	—		746		22,375	23,121
Pipelines	—		183,435		—	183,435
Real Estate Investment Trusts	—		71,743		—	71,743
Retail	—		400,648		—	400,648
Semiconductors	—		33,879		—	33,879
Software	—		128,224		—	128,224
Telecommunications	—		396,227		—	396,227
Transportation	—		93,958		—	93,958
Trucking & Leasing	—		40,965		24,480	65,445
Foreign Issuer Bonds	—		1,141,926	(1)	—	1,141,926
Common Stocks	—		817		—	817
Preferred Stocks	46,701	(1)	—		—	46,701
Warrants	21		—		—	21
Investment Companies	170,025		—		—	170,025

Total Investments	$216,747		$5,378,654		$46,855	$5,642,256

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, the Fund had transfers from Level 1 to Level 2 and transfers from Level 3 to Level 2 as dislcosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Oil & Gas	$817	Valuations at bid price
Total	$817

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECI- ATION (000S)	CHANGE IN UNREALIZED DEPRECI- ATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/12 (000S)
Corporate Bonds
Diversified Financial Services	$24,480	$—	$—	$—	$—	$—	$—	$—	$—	$24,480
Pharmaceuticals	22,375	—	—	—	—	—	—	—	—	22,375
Foreign Issuer Bonds
Media	14,319	—	(3,465)	2,019	—	—	(12,873)	—	—	—

Total	$61,174	$—	$(3,465)	$2,019	$—	$—	$(12,873)	$—	$—	$46,855

There was no change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT - INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3%(1)
Fannie Mae - 24.2%
Pool #555649,
7.50%, 10/1/32	$91	$111
Pool #745148,
5.00%, 1/1/36	4,849	5,273
Pool #893082,
2.74%, 9/1/36	1,019	1,095
Pool #AH1166,
4.50%, 12/1/40	3,242	3,518
Pool TBA,
4.00%, 8/15/39(2)	12,125	12,881
4.50%, 8/15/39(2)	9,375	10,049
5.00%, 8/15/39(2)	11,445	12,384
5.50%, 8/15/39(2)	11,925	13,002
6.00%, 8/15/39(2)	5,520	6,065
Series 2007, Class 26C,
5.50%, 3/25/33	2,325	2,389

		66,767

Freddie Mac - 6.9%
1.25%, 5/12/17	8,955	9,074
Pool #1J0365,
4.95%, 4/1/37	637	683
Pool #1J2840,
5.88%, 9/1/37	1,409	1,499
Pool #1Q0323,
4.01%, 5/1/37	3,068	3,279
Pool #410092,
2.33%, 11/1/24	11	11
Series 3730, Class PL,
4.50%, 1/15/33	4,394	4,535

		19,081

Government National Mortgage Association - 4.5%
Series 2008, Class 8A,
3.61%, 8/16/27	5	5
Series 2011, Class 31A,
2.21%, 12/16/35	4,854	4,952
Series 2011, Class 49A,
2.45%, 7/16/38	3,903	4,012
Series 2011, Class 49AB,
2.80%, 1/16/34	3,331	3,420

		12,389

Government National Mortgage Association II - 1.7%
Pool #82581,
4.00%, 7/20/40	$4,371	$4,654

Total U.S. Government Agencies (Cost $101,997)		102,891

U.S. GOVERNMENT OBLIGATIONS - 6 4.1%
U.S. Treasury Inflation Indexed Notes - 16.5%
2.00%, 1/15/14	11,965	15,466
1.63%, 1/15/15	13,010	16,656
0.13%, 4/15/17	12,400	13,257

		45,379

U.S. Treasury Notes - 47.6%
0.25%, 6/30/14	28,235	28,200
0.38%, 6/15/15	46,970	46,930
0.75%, 6/30/17	51,635	51,687
1.75%, 5/15/22	4,405	4,441

		131,258

Total U.S. Government Obligations (Cost $176,948)		176,637

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 42.5%
Northern Institutional Funds - U.S. Government Portfolio(3) (4)	117,263,254	$117,263

Total Investment Companies (Cost $117,263)		117,263

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.14%, 12/20/12	$1,000	$1,000

Total Short-Term Investments (Cost $999)		1,000

Total Investments - 144.3% (Cost $397,207)		397,791

Liabilities less Other Assets - (44.3)%		(122,156)

NET ASSETS - 100.0%		$275,635

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investments in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $155,553,000 with net sales of approximately $38,290,000 during the three months ended June 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total nets assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Percentages shown are based on Net Assets.

At June 30, 2012, the quality distribution for the Short-Intermediate U.S. Government Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Treasury	47.8%
U.S. Agency	22.7
Cash Equivalents	29.5

Total	100%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Committed Cash includes any traded cash (forward settling trades), the sweep vehicle and commercial paper. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$397,233

Gross tax appreciation of investments	$1,055
Gross tax depreciation of investments	(498)

Net tax appreciation of investments	$557

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$102,891	(1)	$—	$102,891
U.S. Government Obligations	—	176,637	(1)	—	176,637
Investment Companies	117,263	—		—	117,263
Short-Term Investments	—	1,000		—	1,000

Total Investments	$117,263	$280,528		$—	$397,791

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.9%
Agriculture - 0.2%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	$2,000	$2,110

Auto Manufacturers - 1.4%
Daimler Finance N.A. LLC,
1.07%, 3/28/14(1)	6,000	5,986
1.25%, 4/10/14(1) (2)	10,000	10,005
2.30%, 1/9/15(1) (2)	3,000	3,061

		19,052

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,670	2,790

Banks - 6.5%
Bank of America Corp.,
1.89%, 1/30/14	6,100	6,036
2.02%, 7/11/14	5,000	4,921
Bank of New York Mellon (The) Corp.,
4.30%, 5/15/14	9,000	9,595
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	2,017
2.15%, 3/23/15	4,100	4,132
Citigroup, Inc.,
5.30%, 10/17/12	1,900	1,924
2.47%, 8/13/13	5,500	5,538
5.50%, 10/15/14	5,000	5,294
Goldman Sachs Group (The), Inc.,
5.25%, 10/15/13	1,000	1,040
6.00%, 5/1/14	5,000	5,284
HSBC USA, Inc.,
2.38%, 2/13/15	2,000	2,023
JPMorgan Chase & Co.,
1.65%, 9/30/13	3,500	3,522
1.27%, 1/24/14	4,200	4,211
Morgan Stanley,
1.45%, 4/29/13	7,500	7,396
2.07%, 1/24/14	2,300	2,236
State Street Corp.,
0.82%, 3/7/14	4,150	4,165
Wachovia Corp.,
5.50%, 5/1/13	5,000	5,195
Wells Fargo & Co.,
1.25%, 2/13/15	6,000	5,992
1.38%, 6/26/15	10,500	10,516

		91,037

Beverages - 0.2%
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	2,000	2,029

Chemicals - 0.4%
Airgas, Inc.,
2.85%, 10/1/13	6,000	6,129

Commercial Services - 0.3%
ERAC USA Finance LLC,
5.80%, 10/15/12(1)	2,509	2,540
2.75%, 7/1/13(1)	2,000	2,026

		4,566

Computers - 0.4%
Hewlett-Packard Co.,
2.02%, 9/19/14	5,000	5,056
2.63%, 12/9/14	1,000	1,024

		6,080

Cosmetics/Personal Care - 0.2%
Avon Products, Inc.,
4.80%, 3/1/13	3,020	3,059

Diversified Financial Services - 3.2%
American Express Credit Corp.,
5.88%, 5/2/13	2,068	2,154
1.32%, 6/24/14	4,495	4,523
1.57%, 6/12/15	8,000	8,081
General Electric Capital Corp.,
1.10%, 4/7/14	5,000	4,996
1.17%, 4/24/14	10,300	10,300
2.15%, 1/9/15	10,000	10,168
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	4,000	4,031

		44,253

Electric - 0.6%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,027
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,044
1.61%, 6/1/14	3,000	3,008

		8,079

Food - 0.3%
Kellogg Co.,
1.13%, 5/15/15	2,000	2,010

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 17.9% continued
Food - 0.3% continued
Kraft Foods Group, Inc.,
1.63%, 6/4/15(1) (2)	$2,000	$2,021

		4,031

Healthcare - Services - 0.1%
Quest Diagnostics, Inc.,
1.32%, 3/24/14	1,000	1,008

Insurance - 1.0%
American International Group, Inc.,
3.00%, 3/20/15	9,000	9,046
MetLife, Inc.,
1.72%, 8/6/13	3,100	3,130
Prudential Financial, Inc.,
5.15%, 1/15/13	1,000	1,023

		13,199

Media - 0.4%
Time Warner Cable, Inc.,
6.20%, 7/1/13	5,000	5,254

Office/Business Equipment - 0.5%
Pitney Bowes, Inc.,
3.88%, 6/15/13	2,500	2,557
Xerox Corp.,
1.87%, 9/13/13	1,600	1,611
1.29%, 5/16/14	2,500	2,497

		6,665

Real Estate - 0.2%
Sidal Realty Co. L.P. LLLP,
0.40%, 6/1/42	3,000	3,000

Retail - 0.7%
Nordstrom, Inc.,
6.75%, 6/1/14	9,000	9,979

Semiconductors - 0.1%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,025

Telecommunications - 0.2%
AT&T, Inc.,
0.88%, 2/13/15	3,000	2,998

Toys, Games & Hobbies - 0.4%
Mattel, Inc.,
5.63%, 3/15/13	5,000	5,166

Transportation - 0.3%
CSX Corp.,
6.25%, 4/1/15	4,000	4,557

Trucking & Leasing - 0.1%
GATX Corp.,
4.75%, 10/1/12	1,660	1,674

Total Corporate Bonds (Cost $247,516)		248,740

FOREIGN ISSUER BONDS - 8.7%
Agriculture - 0.2%
BAT International Finance PLC,
1.40%, 6/5/15(1) (2)	3,000	3,000

Banks - 6.4%
Bank of Nova Scotia,
1.85%, 1/12/15	9,000	9,144
Barclays Bank PLC,
1.51%, 1/13/14	1,500	1,502
Commonwealth Bank of Australia,
1.22%, 6/14/13	5,000	5,027
1.95%, 3/16/15	3,000	3,019
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
0.82%, 4/14/14	2,500	2,476
4.20%, 5/13/14(1) (2)	7,750	8,097
Credit Suisse,
5.00%, 5/15/13	5,000	5,156
1.43%, 1/14/14	6,500	6,507
National Australia Bank Ltd.,
1.19%, 4/11/14(1)	12,850	12,856
Nordea Bank Finland PLC,
1.34%, 4/9/14	7,550	7,560
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(1) (2)	4,000	4,012
Royal Bank of Canada,
1.15%, 3/13/15	10,000	10,023
UBS A.G.,
1.47%, 1/28/14	5,000	4,973
Westpac Banking Corp.,
2.10%, 8/2/13	3,000	3,044
1.19%, 3/31/14(1)	5,000	5,002

		88,398

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.7% continued
Beverages - 0.2%
SABMiller PLC,
5.50%, 8/15/13(1) (2)	$3,000	$3,139

Healthcare - Products - 0.2%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,700	2,703

Mining - 0.9%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	4,000	4,203
Rio Tinto Finance USA PLC,
1.13%, 3/20/15	5,500	5,512
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1) (2)	3,000	3,057

		12,772

Oil & Gas - 0.1%
Petrobras International Finance Co.,
2.88%, 2/6/15	2,000	2,030

Telecommunications - 0.7%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	9,880	9,904

Total Foreign Issuer Bonds (Cost $121,624)		121,946

MUNICIPAL BONDS - 69.6%
Alabama - 0.2%
Alabama State Public School & College Authority Improvement Revenue Refunding Bonds, Series A,
5.00%, 5/1/13	1,000	1,039
Alabama State Water Pollution Control Authority Revenue Refunding Bonds, Series B, Revolving Fund Loan,
2.00%, 8/15/13	1,010	1,024

		2,063

Alaska - 0.3%
Alaska State Housing Finance Corp. Mortgage Revenue Bonds, Series B-1 (G.O. of Corp. Insured),
0.80%, 12/1/13	2,235	2,238
Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project,
5.00%, 1/1/14	2,000	2,128

		4,366

Arizona - 0.4%
Arizona State University Energy Management LLC Revenue Refunding Bonds, Arizona University Project-Tempe,
5.00%, 7/1/14	1,500	1,620
Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A, Arizona Public Service Navajo Project (AMT),
3.63%, Mandatory Put 7/13/13	2,000	2,039
Phoenix G.O. Limited Refunding Bonds, Series C,
2.00%, 7/1/12	1,000	1,000
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
3.00%, 12/1/13	1,000	1,039

		5,698

California - 7.0%
Burbank Redevelopment Agency Tax Allocation Golden Bonds (FGIC Insured), Prerefunded,
5.63%, 12/1/28	1,000	1,071
California Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, J Paul Getty Trust,
0.65%, Mandatory Put 4/1/14	10,000	10,000
California Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust,
0.45%, Mandatory Put 4/1/15	10,000	10,001
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/14	1,000	1,085
California State Department of Water Resources Supply Revenue Bonds, Series N,
5.00%, 5/1/13	5,000	5,201
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/13	10,000	10,484
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.83%, Mandatory Put 5/1/15	2,500	2,502
California State G.O. Unlimited Refunding Bonds,
3.00%, 9/1/13	5,000	5,150

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
California - 7.0% continued
5.00%, 2/1/15	$5,000	$5,528
California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services,
0.45%, Mandatory Put 8/1/12(1) (2)	2,555	2,555
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Projects,
3.00%, 10/1/13	2,180	2,245
California Statewide Communities Development Authority Revenue Bonds, Prop 1A Receivables Program,
5.00%, 6/15/13	6,730	7,031
California Statewide Communities Development Authority Solid Waste Disposal Revenue Bonds, Series A, Republic Services (AMT),
4.95%, 12/1/12	2,000	2,037
Contra Costa Water District Revenue Bonds, Series A,
1.00%, 10/1/12	3,000	3,006
Kern High School District Taxable G.O. Unlimited Refunding Bonds,
1.48%, 8/1/13	1,000	1,002
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
4.00%, 7/1/13	7,000	7,264
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
3.00%, 9/1/13	1,700	1,754
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 1/1/28	5,000	5,239
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election 2004 (AGM Insured),
4.50%, 7/1/12	3,500	3,501
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/14	3,000	3,269
Los Angeles Unified School District of G.O. Unlimited Refunding Bonds, Series A,
4.00%, 7/1/14	550	588
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2,
0.30%, Mandatory Put 6/1/13	3,200	3,204
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B,
3.00%, 7/1/13	1,000	1,028
Port of Oakland Revenue Refunding Bonds, Series O (AMT),
4.00%, 5/1/13	1,000	1,026
Southern California State Public Power Authority Revenue Bonds, Subseries A, Southern Transmission Project,
4.00%, 7/1/13	1,000	1,037

		96,808

Colorado - 1.4%
Colorado Springs Utilities System Revenue Bonds, Series A-1,
3.00%, 11/15/12	1,200	1,213
Colorado Springs Utilities System Revenue Refunding Bonds, Series A,
3.00%, 11/15/13	6,000	6,221
Denver City & County Airport Revenue Bonds, Series B (AMT),
4.00%, 11/15/13	5,165	5,411
Denver City & County G.O. Unlimited Bonds, Series D, Better Denver,
5.00%, 8/1/13	1,000	1,052
Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space,
2.00%, 11/15/13	1,070	1,087
Platte River Power Authority Revenue Bonds, Series II,
4.00%, 6/1/14	4,000	4,275
Regional Transportation District Sales Tax Revenue Refunding Bonds,
5.00%, 11/1/12	800	813

		20,072

Connecticut - 2.4%
Bristol G.O. Unlimited Bonds,
4.00%, 8/1/13	2,000	2,081
Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project (AMT),
1.55%, Mandatory Put 4/1/15	4,000	4,010
Connecticut State Development Authority Variable PCR Refunding Bonds, Series B, Connecticut Light & Power Commission,
1.25%, Mandatory Put 9/3/13	3,500	3,516

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
Connecticut - 2.4% continued
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/13	$1,800	$1,844
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.45%, 5/15/14	4,000	4,000
Connecticut State G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured),
5.00%, 4/1/14	925	999
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/13	10,100	10,734
Connecticut State G.O. Unlimited Refunding Bonds, Series E,
5.50%, 11/15/12	950	969
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University,
5.00%, Mandatory Put 2/12/15	2,000	2,228
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
5.00%, 12/1/14	2,760	3,061

		33,442

Delaware - 0.3%
Delaware State Municipal Electric Corp. Revenue Bonds,
3.00%, 7/1/13	1,135	1,160
University of Delaware Variable Revenue Bonds, Series A,
0.85%, Mandatory Put 6/4/13	3,600	3,621

		4,781

District of Columbia - 0.9%
District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, Series E,
0.50%, 12/1/13	4,000	4,000
District of Columbia Income Tax Secured Revenue Bonds, Series D,
5.00%, 12/1/12	1,230	1,255
District of Columbia Income Tax Secured Revenue Refunding Bonds, Secured Series B,
0.45%, 12/1/13	1,960	1,960
Metropolitan Washington D.C. Airports Authority System Revenue Bonds, Series C (AMT),
3.00%, 10/1/13	1,500	1,538
Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured),
5.00%, 10/1/14	3,500	3,833

		12,586

Florida - 5.7%
Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S,
1.40%, 6/1/15	20,000	20,006
Citizens Property Insurance Corp. High Risk Revenue Bonds, Senior Secured Series A-1,
5.00%, 6/1/13	1,200	1,250
Citizens Property Insurance Corp. Revenue Bonds, Series A-3, Floating Senior Secured Coastal Notes (AGM Insured),
1.80%, 6/1/14	5,000	5,049
Citizens Property Insurance Corp. Variable Revenue Bonds, Series A-3, High Risk Floating Notes,
1.90%, 6/1/13	5,400	5,454
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.),
5.00%, 1/1/15	2,000	2,224
Florida State Board of Education Lottery Revenue Bonds, Series A,
5.00%, 7/1/12	1,470	1,470
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	7,000	7,639
Florida State Board of Governors University of Central Parking Facility Revenue Refunding Bonds, Series A,
5.00%, 7/1/13	1,175	1,226
5.00%, 7/1/14	1,235	1,336
Florida State Board of Public Education G.O. Unlimited Bonds, Series C Capital Outlay (AMBAC State Gtd.),
3.75%, 6/1/13	1,000	1,032
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay,
5.00%, 6/1/14	5,000	5,442
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C (State Gtd.),
5.00%, 6/1/14	4,000	4,353

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
Florida - 5.7% continued
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever,
4.00%, 7/1/13	$6,400	$6,630
5.00%, 7/1/14	3,000	3,262
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	1,250	1,307
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/13	2,000	2,099
Jacksonville Sales Tax Revenue Refunding Bonds, Local Government (NATL-RE FGIC Insured),
5.50%, 10/1/12	1,000	1,013
Jacksonville Special Revenue Bonds, Series C-1,
4.00%, 10/1/12	750	757
Lakeland Energy System Variable Revenue Refunding Bonds,
0.90%, 10/1/12	5,200	5,202
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
3.00%, 7/1/13	1,000	1,022
Miami-Dade County Water & Sewer System Revenue Bonds,
2.00%, 10/1/12	935	939

		78,712

Georgia - 2.1%
Albany Sales Tax G.O. Unlimited Bonds,
2.00%, 6/1/15	1,300	1,353
Bartow County Sales Tax G.O. Unlimited Bonds (NATL-RE Insured),
5.00%, 8/1/12	2,000	2,009
Burke County Development Authority PCR Bonds, Fourth Series, Georgia Power Co. Plant Vogtle Project,
1.20%, Mandatory Put 4/1/14	2,000	2,016
Georgia State G.O. Unlimited Refunding Bonds, Series E-1,
5.00%, 7/1/13	5,755	6,032
Georgia State Road & Tollway Authority Revenue Refunding Bonds, Series A (State Gtd.),
4.00%, 3/1/13	1,700	1,743
Glynn County Schools Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 9/1/12	3,400	3,422
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/13	2,300	2,365
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.00%, 10/1/14	6,500	7,020
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 12/1/14	1,000	1,037
Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project,
4.00%, 11/1/14	1,000	1,077
Savannah EDA Variable Revenue Bonds, Calvary Day School Project (Sun Trust Bank LOC),
0.45%, 11/1/26	1,000	1,000

		29,074

Hawaii - 1.1%
Hawaii County Improvement G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.60%, 5/1/13	1,000	1,044
Hawaii State Airports System Revenue Refunding Bonds (AMT),
4.00%, 7/1/13	750	778
5.00%, 7/1/14	1,335	1,445
Hawaii State G.O. Unlimited Bonds, Series CZ (AGM Insured), Prerefunded,
5.25%, 7/1/18	1,580	1,581
Hawaii State G.O. Unlimited Refunding Bonds, Series EC,
5.00%, 12/1/13	3,000	3,200
Hawaii State Highway Revenue Bonds, Series B (AGM Insured),
5.00%, 7/1/12	500	500
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series B, Kuhio Park Terrace (Freddie Mac Insured),
1.25%, 10/1/13	6,000	6,029

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
Hawaii - 1.1% continued
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 3/1/16	$810	$837

		15,414

Idaho - 0.8%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds,
4.00%, 8/15/14	10,000	10,732

Illinois - 2.7%
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B-1, University of Chicago,
1.13%, Mandatory Put 2/14/13	1,450	1,456
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries A, Northwestern University,
0.37%, Mandatory Put 3/3/14	2,600	2,598
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries B, Northwestern University,
1.75%, Mandatory Put 3/3/14	7,935	8,117
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries C, Northwestern University,
0.37%, Mandatory Put 3/3/14	3,800	3,798
Illinois State Finance Authority Revenue Bonds, Series A-2, Advocate Health Care,
1.40%, Mandatory Put 2/1/13	8,000	8,053
Illinois State Toll Highway Authority Revenue Refunding Bonds, Senior Series A-2 (AGM Insured),
0.33%, 1/1/31	11,000	11,000
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/15/13	2,000	2,105

		37,127

Indiana - 1.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
2.00%, 10/1/12	1,000	1,004
Indiana State Finance Authority Revenue Bonds, Series A, State Revolving Fund Program,
4.00%, 2/1/13	1,000	1,022
Indiana State Health Facility Financing Authority Revenue Bonds, Series A1, Ascension Health Care Group,
1.50%, Mandatory Put 8/1/14	5,000	5,092
Indiana State Health Facility Financing Authority Revenue Bonds, Series A6, Ascension Health Sub Credit Group,
5.00%, Mandatory Put 6/1/14	5,600	6,068
Indianapolis Thermal Energy System Revenue Refunding Bonds,
3.00%, 10/1/12	2,500	2,516

		15,702

Iowa - 0.7%
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C,
1.00%, 6/1/14	7,450	7,481
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,
3.00%, 1/1/13	2,000	2,003

		9,484

Kansas - 0.1%
Kansas State Development Finance Authority Revenue Bonds, Series B, Kansas Projects,
3.00%, 5/1/13	1,930	1,970

Kentucky - 0.8%
Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Series B, Republic Services, Inc. Project,
0.45%, Mandatory Put 9/4/12	7,500	7,500
Pikeville Hospital Revenue Bonds, Improvement BANS,
3.00%, 9/1/13	4,000	4,089

		11,589

Louisiana - 0.8%
Louisiana State G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/13	2,100	2,208
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/13	1,275	1,326
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Bonds, Series B-1A, Loop LLC Project,
1.60%, Mandatory Put 10/1/12	2,000	2,003

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
Louisiana - 0.8% continued
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B-1, Loop LLC Project,
1.88%, Mandatory Put 10/1/13	$3,000	$3,026
Louisiana State Public Facilities Authority Revenue Bonds, Series A, Ochsner Clinic Foundation Project (NATL-RE Insured), Escrowed to Maturity,
5.38%, 5/15/13	2,500	2,611

		11,174

Maine - 0.1%
South Portland G.O. Unlimited Bonds,
4.00%, 7/15/14	1,500	1,607

Maryland - 0.9%
Harford County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 7/1/12	3,000	3,001
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 9/15/14	2,935	3,235
Prince Georges County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 9/15/14	2,800	3,086
University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series A,
3.00%, 4/1/14	3,400	3,561

		12,883

Massachusetts - 1.5%
Cambridge Muni Purpose Loan G.O. Limited Bonds,
2.00%, 2/15/15	3,175	3,302
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D,
4.00%, 10/1/13	4,000	4,189
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/13	3,000	3,069
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Caritas Christi Obligation, Prerefunded,
6.75%, 7/1/16	2,000	2,021
Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program,
5.00%, 6/1/14	7,000	7,624
Springfield State Qualified Muni Purpose Loan G.O. Limited Bonds (AGM Insured) (State Aid Withholding),
5.75%, 8/1/14	1,025	1,135

		21,340

Michigan - 1.1%
Lowell Limited Obligation Industrial Variable Revenue Bonds, Litehouse, Inc. Project (Fifth Third Bank LOC) (AMT),
0.55%, 8/1/33	1,180	1,180
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A,
5.00%, 7/1/14	10,000	10,912
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group,
0.90%, Mandatory Put 3/16/15	3,590	3,591

		15,683

Minnesota - 1.0%
Hennepin County Senior Sales Tax G.O. Unlimited Bonds, Series E,
4.00%, 12/15/13	3,045	3,210
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	5,350	5,668
Minnesota State Trunk Highway G.O. Unlimited Refunding Bonds, Series I,
5.00%, 11/1/12	1,385	1,408
Ramsey County Capital Improvement G.O. Unlimited Refunding Bonds, Series B,
4.00%, 2/1/14	3,000	3,175

		13,461

Mississippi - 0.3%
Mississippi State Business Finance Corp. Variable Revenue Bonds, Waste Management, Inc. Project,
2.25%, Mandatory Put 11/3/14	4,600	4,717

Municipal States Pooled Securities - 0.5%
BB&T Municipal Trust Sifma Floater Certificates, Series B (Rabobank Nederland LOC),
1.02%, 8/1/14(1) (2)	7,000	6,998

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
Nebraska - 0.2%
Nebraska State Public Power District General Revenue Bonds, Series B-1 (NATL-RE FGIC Insured),
5.00%, 1/1/14	$2,500	$2,673

Nevada - 0.8%
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds,
5.00%, 7/1/14	3,000	3,264
Clark County School District Building Tax G.O. Limited Bonds, Series A,
5.00%, 6/15/13	1,000	1,045
Clark County School District Tax G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/13	6,000	6,268

		10,577

New Hampshire - 0.2%
New Hampshire Business Finance Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project (AMT),
3.50%, Mandatory Put 6/3/13	1,450	1,486
New Hampshire State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/14	1,500	1,604

		3,090

New Jersey - 5.1%
Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County Gtd.),
4.00%, 12/1/14	1,000	1,085
New Jersey Environmental Infrastructure Trust Revenue Bonds,
3.00%, 9/1/14	1,000	1,057
New Jersey State Building Authority Revenue Refunding Bonds, Series A,
3.50%, 6/15/13	10,970	11,286
New Jersey State Economic Development Authority Cigarette Tax Revenue Bonds, Prerefunded,
5.75%, 6/15/14	17,500	19,341
New Jersey State EDA Disposal of Solid Waste Facilities Revenue Bonds, Series A, Waste Management, Inc. Project (AMT),
5.30%, Mandatory Put 6/1/14	3,500	3,773
New Jersey State EDA Revenue Bonds, Build America Bonds,
1.47%, 6/15/13	5,000	5,019
New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University,
3.00%, 7/1/13	3,000	3,087
5.00%, 7/1/14	4,000	4,379
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/13	4,880	5,134
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, South Jersey Hospital, Prerefunded,
5.88%, 7/1/21	2,750	2,751
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 12/15/12	1,755	1,795
New Jersey State Turnpike Authority Revenue Bonds, Series C (NATL-RE Insured), Escrowed To Maturity,
6.50%, 1/1/13	1,000	1,032
New Jersey State Turnpike Authority Variable Revenue Bonds, Series B,
0.90%, Mandatory Put 12/22/14(1) (2)	7,000	7,016
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/14	2,000	2,166
Ocean County G.O. Unlimited Refunding Bonds,
3.00%, 8/1/13	1,000	1,029
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/39	1,000	1,059

		71,009

New Mexico - 0.1%
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A, School Building (State Aid Withholding),
2.00%, 8/1/12	1,000	1,002

New York - 6.9%
Erie County IDA School Facility Revenue Bonds, City School District Buffalo Project (AGM Insured State Aid Withholding), Escrowed to Maturity,
5.00%, 5/1/14	1,185	1,284

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
New York - 6.9% continued
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3B,
0.70%, Mandatory Put 11/1/13	$4,000	$4,000
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2,
3.00%, 11/1/14	2,000	2,117
Metropolitan Transportation Authority Revenue Bonds, Series A1, Floating Rate Tender Notes,
0.29%, Mandatory Put 5/15/13	2,900	2,900
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/14	3,210	3,523
New York City G.O. Unlimited Bonds, Series F2,
4.00%, 12/15/13	10,000	10,471
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 11/1/13	3,000	3,190
New York State G.O. Unlimited Bonds, Series A,
5.00%, 2/15/13	2,550	2,626
New York State G.O. Unlimited Bonds, Series E,
3.00%, 8/1/12	950	952
4.00%, 12/15/13	6,200	6,528
New York State Housing Finance Agency Affordable Housing Revenue Bonds, NIBP Series 4,
1.20%, 11/1/14	4,000	4,030
New York State Mortgage Agency Homeowner Revenue Bonds, Series 164,
1.00%, 4/1/14	2,000	2,012
New York State Thruway Authority Local Highway & Bridge Revenue Bonds, Series A,
4.00%, 4/1/14	2,500	2,654
New York State Urban Development Corp. Revenue Refunding Bonds, Series B,
5.00%, 1/1/13	2,000	2,047
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 167 (AMT) (G.O. of Authority Insured),
5.00%, 9/15/14	4,000	4,365
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured),
5.00%, 10/15/14	10,000	10,944
Suffolk County Public Improvement G.O. Unlimited Bonds, Series A,
3.00%, 5/15/13	2,930	2,987
Suffolk County Water Authority Variable Revenue BANS, Series B,
0.55%, 4/1/14	11,000	10,991
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B,
4.00%, 6/1/13	7,000	7,235
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A-1 (G.O. of Authority Insured),
4.00%, Mandatory Put 11/15/12	3,150	3,193
Triborough Bridge & Tunnel Authority General Revenue Bonds, Subseries B1 (G.O. of Authority Insured),
5.00%, Mandatory Put 11/15/13	7,715	8,165

		96,214

North Carolina - 2.1%
Charlotte COP, Series A,
5.00%, 12/1/14	3,000	3,314
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	7,700	8,162
5.00%, 10/1/14	3,500	3,863
North Carolina State Capital Improvement Obligation Revenue Bonds, Series C,
5.00%, 5/1/14	5,000	5,424
North Carolina State Turnkpike Authority Monroe Connector System Appropriation Revenue Bonds,
3.00%, 7/1/13	1,000	1,027
North Carolina State University at Raleigh General Revenue Refunding Bonds,
3.00%, 10/1/14	1,500	1,583
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series B,
3.00%, 11/1/12	3,075	3,103
Wake County Public Improvement Non Ace G.O. Limited Bonds,,
4.00%, 3/1/14	1,000	1,061

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.6% continued
North Carolina - 2.1% continued
Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.),
4.00%, 3/1/15	$1,500	$1,638

		29,175

North Dakota - 0.1%
North Dakota State Water Finance Corp. Public Projects Construction Revenue Notes, Series A-5,
1.00%, 8/1/12	1,800	1,801

Ohio - 2.1%
Columbus City School District Facilities Construction & Improvement G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
5.00%, 12/1/28	3,000	3,132
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 9/1/12	1,000	1,008
Franklin County Hospital Facilities Revenue Refunding Bonds, Series C, Ohio Health Corp.,
0.60%, Mandatory Put 6/3/13	7,000	7,000
Miami University Revenue Bonds, Series B,
5.00%, 9/1/13	1,000	1,053
Ohio State Air Quality Development Authority Variable PCR Refunding Bonds, First Energy Projects,
2.25%, Mandatory Put 6/3/13	7,000	7,052
Ohio State Fresh Water Development Authority Revenue Bonds, Series A-1,
4.00%, 12/1/12	1,670	1,697
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series F, Prerefunded,
5.00%, 2/1/15	2,000	2,057
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/14	2,500	2,737
Ohio State Water Quality Development Authority PCR Bonds, Loan Fund Project,
5.00%, 12/1/12	3,000	3,061

		28,797

Oklahoma - 0.6%
Oklahoma City G.O. Unlimited Refunding Bonds,
3.00%, 3/1/13	1,750	1,782
4.00%, 3/1/14	3,000	3,182
Oklahoma County Independent School Building District No. 12 Edmond G.O. Unlimited Bonds,
1.00%, 7/1/12	3,030	3,030

		7,994

Oregon - 0.7%
Metro G.O. Limited Refunding Bonds, Series B,
4.00%, 6/1/14	5,500	5,885
Portland G.O. Limted Tax Revenue Refunding Bonds, Series B, Police Training,
3.00%, 6/1/14	3,000	3,148

		9,033

Pennsylvania - 2.6%
Delaware County IDA PCR Refunding Bonds, Series A, Peco Energy Co. Project,
4.00%, 12/1/12	3,000	3,039
Mount Lebanon School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 11/15/12	1,780	1,799
Pennsylvania State Economic Development Financing Authority Variable Revenue Bonds, Waste Management, Inc. Project (AMT),
2.63%, Mandatory Put 7/1/14	2,970	3,022
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.50%, 1/1/13	1,540	1,582
5.00%, 2/15/13	1,000	1,030
Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured),
5.00%, 9/1/14	10,000	11,002
Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured),
5.25%, 2/1/14	3,000	3,235
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds, Series D (AGM Insured),
0.33%, 7/15/41	10,100	10,100

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.6% continued
Pennsylvania - 2.6% continued
State Public School Building Authority Revenue Bonds, Lease-Philadelphia School District Project (AGM Insured State Aid Withholding), Prerefunded,
5.25%, 6/1/26	$1,305	$1,365

		36,174

Puerto Rico - 0.1%
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series D Prerefunded,
5.38%, 7/1/36	2,000	2,001

Rhode Island - 0.2%
Rhode Island State Depositors Economic Protection Corp. Special Obligation Revenue Refunding Bonds, Series B (NATL-RE Insured), Escrowed to Maturity,
5.80%, 8/1/12	1,000	1,005
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, Brown University,
5.00%, 9/1/13	1,000	1,055

		2,060

South Carolina - 0.1%
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B, Santee Cooper,
5.00%, 1/1/13	1,000	1,024
York County School District No. 3 G.O. Limited Bonds, Series A (SCSDE Insured),
4.00%, 3/1/13	1,000	1,025

		2,049

South Dakota - 0.2%
Huron School District No. 02-2 G.O. Unlimited Refunding Bonds (AGM Insured),
2.00%, 12/15/12	435	438
2.00%, 6/15/13	440	445
Sioux Falls Sales Tax Revenue Refunding Bonds, Series A,
3.00%, 11/15/12	2,000	2,020

		2,903

Tennessee - 1.2%
Knox County G.O. Unlimited Bonds,
4.00%, 4/1/14	5,500	5,848
Knoxville G.O. Unlimited Bonds,
2.00%, 5/1/14	2,000	2,061
4.00%, 5/1/15	3,245	3,562
Rutherford County G.O. Unlimited Bonds,
3.00%, 4/1/14	2,315	2,416
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,000	2,120

		16,007

Texas - 5.0%
Austin Public Improvement G.O. Limited Bonds, Series A,
2.00%, 9/1/13	2,000	2,040
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/24	6,000	6,353
Gulf Coast Waste Disposal Authority Revenue Bonds, BP Products N.A. Project,
2.30%, Mandatory Put 9/3/13	3,625	3,696
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, BP Products N.A. Project,
2.30%, Mandatory Put 9/3/13	7,900	8,056
Harris County G.O. Limited Refunding Bonds, Series A,
4.00%, 10/1/14	4,500	4,866
Harris County G.O. Unlimited Road Refunding Bonds, Series A,
3.00%, 10/1/13	1,000	1,035
Harris County Metropolitan Transit Authority Sales & Use TRB, Series B, Contractual Obligations,
4.00%, 11/1/13	2,195	2,302
Harris County Taxable G.O. Limited Refunding Bonds, Series B, Sub Lien (AGM Insured),
5.00%, Mandatory Put 8/15/12	3,215	3,234
Harris County Toll Road G.O. Unlimited Refunding Bonds, Sub Lien (NATL-RE FGIC Insured),
6.00%, 8/1/12	2,000	2,010
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Series A,
5.00%, 9/1/13	1,500	1,578
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
2.00%, Mandatory Put 6/1/14	5,000	5,124

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.6% continued
Texas - 5.0% continued
Houston Utility System Combined Revenue Refunding Bonds, Series E, First Lien,
5.00%, 11/15/13	$2,000	$2,129
Houston Utility System Sifma Index Revenue Refunding Bonds, Series A,
0.70%, Mandatory Put 6/1/15	2,000	2,004
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.25%, Mandatory Put 8/1/14	3,300	3,403
San Antonio Electric & Gas System Revenue Bonds, Junior Lien,
1.15%, Mandatory Put 12/3/12	3,775	3,787
San Antonio G.O. Limited Tax Notes, Series A,
2.50%, 8/1/12	2,000	2,004
Temple G.O. Limited Refunding Bonds,
2.00%, 8/1/12	1,000	1,001
Texas City Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
4.00%, 8/15/12	1,000	1,005
Texas State G.O. Unlimited Refunding Bonds, Series B (AMT), College Student Loan,
5.00%, 8/1/13	1,000	1,051
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/12	1,000	1,012
Tyler Health Facilities Development Corp. Revenue Bonds, Mother Frances Hospital Regional Health, Prerefunded,
6.00%, 7/1/31	5,225	5,227
University of North Texas Financing System Revenue Bonds, Series A,
5.00%, 4/15/13	1,250	1,296
University of Texas Financing System Revenue Refunding Bonds, Series A,
4.00%, 8/15/14	4,500	4,841

		69,054

Utah - 0.4%
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries B,
4.00%, 7/1/12	1,000	1,000
Utah State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/13	2,000	2,077
Utah State G.O. Unlimited Bonds, Series C,
3.00%, 7/1/12	1,000	1,000
Utah State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/14	1,000	1,094

		5,171

Virginia - 3.2%
Alexandria IDA Headquarters Facilities TRB, Series A (Sun Trust Bank LOC),
0.90%, 10/1/23	6,650	6,650
Charles City & County IDA Solid Waste Disposal Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.88%, Mandatory Put 4/1/15	750	756
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 12/1/13	2,590	2,729
Louisa IDA PCR Bonds, Series C, Electric & Power Co. Project,
1.50%, Mandatory Put 12/1/14	2,000	2,012
Louisa IDA Solid Waste & Sewage Disposal Variable Revenue Bonds, Series A, Electric & Power Co. Project (AMT),
2.50%, Mandatory Put 3/1/13	2,825	2,855
Richmond Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
2.00%, 7/15/12	1,200	1,201
Virginia Commonwealth Transportation Board Revenue Refunding Bonds, Contract Route 28 Project,
3.00%, 4/1/14	1,500	1,568
Virginia Public School Authority Revenue Bonds (State Intercept Gtd.),
5.00%, 4/15/15	8,035	9,024
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, University of Richmond Project,
3.00%, 3/1/13	1,545	1,574
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program,
5.00%, 9/1/13	3,000	3,167

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.6% continued
Virginia - 3.2% continued
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/14	$5,000	$5,336
Virginia State Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Notes,
5.00%, 9/27/12	1,330	1,345
Virginia State Commonwealth Transportation Board Revenue Bonds, Series A, Federal Grant Anticipatory Revenue Notes,
2.00%, 9/15/13	2,765	2,823
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds,
2.50%, 5/15/13	1,600	1,632
Virginia State Housing Development Authority Home Ownership Mortgage Revenue Bonds, Series B (G.O. of Authority Insured),
0.95%, 9/1/12	1,500	1,502

		44,174

Washington - 1.8%
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project 1 (NATL-RE Insured),
5.25%, 7/1/13	3,000	3,151
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I,
5.00%, 1/1/14	1,500	1,602
Port of Seattle Intermediate Revenue Refunding Bonds, Series B (AMT),
3.00%, 8/1/14	1,000	1,044
Seattle G.O. Unlimited Refunding Bonds,
3.00%, 12/1/13	1,000	1,039
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/13	2,000	2,132
Snohomish County School District No. 6 Mukilteo G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.70%, 12/1/12	4,140	4,233
University of Washington General Revenue Refunding Bonds, Series A,
4.00%, 10/1/13	1,000	1,048
Washington State G.O. Unlimited Refunding Bonds, Series R-2012A,
4.00%, 7/1/13	7,695	7,986
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B-2,
4.00%, 8/1/13	3,200	3,331

		25,566

West Virginia - 0.2%
West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT) (G.O. of Corp. Insured),
1.60%, 11/1/12	1,825	1,829
West Virginia State University Projects Revenue Bonds, Series B,
4.00%, 10/1/13	1,000	1,044

		2,873

Wisconsin - 1.5%
Madison G.O. Unlimited Capital Improvement Refunding Promissory Notes, Series A,
3.00%, 10/1/12	1,000	1,007
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/14	4,000	4,413
Madison G.O. Unlimited Promissory Notes, Series E,
4.00%, 10/1/13	2,150	2,251
Milwaukee G.O. Unlimited Promissory Notes, Series N1,
4.00%, 2/1/13	1,000	1,022
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 5/15/13	2,000	2,084
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/13	4,000	4,161
Wisconsin State G.O. Unlimited Bonds, Series C, Prerefunded,
5.00%, 5/1/14	3,790	4,105
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Aurora Health Care,
2.50%, 7/15/13	325	331

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.6% continued
Wisconsin - 1.5% continued
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/12	$1,600	$1,601

		20,975

Total Municipal Bonds
(Cost $966,683)		967,855

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - Tax-Exempt Portfolio(3) (4)	1,017,385	$1,017

Total Investment Companies
(Cost $1,017)		1,017

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 2.9%
California State School Cash Reserve Program Authority Revenue Notes, Series V,
2.00%, 1/31/13	$8,000	$8,065
Delaware State Municipal Electric Corp. Revenue Bonds,
2.00%, 7/1/12	1,625	1,625
Georgia State Municipal Gas Authority Revenue Refunding Bonds, Series O, Gas Portfolio lll Project (G.O. of Authority Insured),
2.00%, 11/13/12	3,000	3,020
Houston Airport System Revenue Refunding Bonds, Series A (AMT), Sub Lien,
3.00%, 7/1/12	10,000	10,001
Nassau County G.O. Limited RANS,
2.00%, 3/29/13	6,000	6,052
Nassau County G.O. Unlimited TANS, Series A,
2.50%, 9/30/12	4,000	4,017
New York State Thruway Authority Revenue BANS, Series A,
2.00%, 7/12/12	6,900	6,904
University of Hawaii Revenue Bonds, Series A,
2.00%, 10/1/12	$1,000	$1,005

Total Short-Term Investments
(Cost $40,683)		40,689

Total Investments - 99.2% (Cost $1,377,523)		1,380,247

Other Assets less Liabilities - 0.8%		10,617

NET ASSETS - 100.0%		$1,390,864

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of the restricted illiquid security amounted to approximately $54,991,000 or 4.0% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
BAT International Finance PLC,
1.40%, 6/5/15	5/31/12	$2,992
BB&T Municipal Trust Sifma Floater Certificates, Series B (Rabobank Nederland LOC),
1.05%, 7/5/12	7/29/11	7,000
California State Pollution
Control Finance Authority
Solid Waste Disposal Variable
Revenue Refunding Bonds,
Series B, Republic Services,
0.45%, 8/1/12	4/27/12	2,555
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
B.A.,
4.20%, 5/13/14	2/9/12	8,155
Daimler Finance N.A. LLC,
1.25%, 4/10/14	4/2/12	10,000
Daimler Finance N.A. LLC,
2.30%, 1/9/15	1/5/12	2,996
Kraft Foods Group, Inc.
1.63%, 6/4/15	5/30/12	1,995
New Jersey State Turnpike
Authority Variable Revenue
Bonds, Series B,
0.93%, 12/22/14	5/18/12	7,018

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15	3/6/12	$3,992
SABMiller Holdings Inc.,
1.85%, 1/15/15	1/11/12	2,000
SABMiller PLC,
5.50%, 8/15/13	1/13/12	3,186
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14	11/3/11	2,997

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $18,971,000 with net sales of approximately $17,954,000 during the three months ended June 30, 2012.

At June 30, 2012, the quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	16.6%
AA+	12.1
AA	11.8
AA-	14.0
A+	11.2
A	7.2
A-	9.9
BBB+	4.2
BBB	4.9
BBB-	1.2
A1+ (Short Term)	1.0
A1 (Short Term)	2.9
A2 (Short Term)	0.6
Not Rated	2.3
Cash Equivalents	0.1

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). Treasury securities are obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,377,523

Gross tax appreciation of investments	$4,922
Gross tax depreciation of investments	(2,198)

Net tax appreciation of investments	$2,724

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g. information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$248,740	(1)	$—	$248,740
Foreign Issuer Bonds	—	121,946	(1)	—	121,946
Municipal Bonds	—	967,855	(1)	—	967,855
Investment Companies	1,017	—		—	1,017
Short-Term Investments	—	40,689		—	40,689

Total Investments	$1,017	$1,379,230		$—	$1,380,247

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COP - Certificate of Participation

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina School District Enhancement

TANS - Tax Anticipation Notes

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.0%
Automobile - 4.1%
Ally Auto Receivables Trust, Series 2011-4, Class A2,
0.65%, 3/17/14	$1,626	$1,626
Bank of America Auto Trust, Series 2012-1, Class A2,
0.59%, 11/17/14	2,400	2,401
BMW Vehicle Lease Trust, Series 2012-1, Class A2,
0.59%, 6/20/14	1,500	1,500
BMW Vehicle Owner Trust, Series 2010-A, Class A3,
1.39%, 4/25/14	808	811
CarMax Auto Owner Trust, Series 2009-2, Class A3,
1.74%, 4/15/14	372	373
CarMax Auto Owner Trust, Series 2012-1, Class A2,
0.59%, 3/16/15	2,000	2,001
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	38	38
Ford Credit Auto Owner Trust, Series 2009-E, Class A3,
1.51%, 1/15/14	96	96
Ford Credit Auto Owner Trust, Series 2012-B, Class A2,
0.57%, 1/15/15	2,000	2,001
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13	4	4
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2,
0.56%, 11/17/14	1,540	1,540
Hyundai Auto Receivables Trust, Series 2009-A, Class A3,
2.03%, 8/15/13	64	65
Hyundai Auto Receivables Trust, Series 2010-A, Class A3,
1.50%, 10/15/14	567	569
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	242	243
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,
1.42%, 8/15/14	469	471
Nissan Auto Lease Trust, Series 2012-A, Class A2A,
0.68%, 7/15/14	1,000	1,001
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2,
0.56%, 12/16/13(1)	271	271
Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3,
1.27%, 12/16/13	625	626
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3,
1.04%, 2/18/14	462	463
Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2,
0.57%, 10/15/14	1,000	1,000
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	40	40
Volkswagen Auto Lease Trust, Series 2012-A, Class A2,
0.66%, 11/20/14	1,500	1,501
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3,
1.31%, 1/20/14	270	270
World Omni Auto Receivables Trust, Series 2010-A, Class A3,
1.34%, 12/16/13	225	225

		19,136

Credit Card - 3.2%
BA Credit Card Trust, Series 2010-A1, Class A1,
0.54%, 9/15/15	2,500	2,505
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	2,000	2,001
Discover Card Master Trust, Series 2009-A2, Class A,
1.54%, 2/17/15	600	601
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A,
3.69%, 7/15/15	600	600
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A,
0.79%, 1/15/17	1,500	1,509
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A,
0.54%, 6/15/18	2,000	2,000
Gracechurch Card Funding PLC, Series 2010-1A, Class A,
0.84%, 11/15/14(1)	3,000	2,999

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.0% continued
Credit Card - 3.2% continued
Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
0.99%, 9/15/16(1) (2)	$3,000	$3,000

		15,215

Equipment - 0.7%
GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A,
0.84%, 7/20/16	2,000	2,008
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2,
0.85%, 11/21/14(1)	1,000	1,001

		3,009

Total Asset-Backed Securities
(Cost $37,316)		37,360

CORPORATE BONDS - 61.4%
Aerospace/Defense - 0.3%
United Technologies Corp.,
1.20%, 6/1/15	1,500	1,517

Agriculture - 0.9%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	4,010	4,231

Apparel - 0.7%
VF Corp.,
1.22%, 8/23/13	3,100	3,100

Auto Manufacturers - 2.7%
Daimler Finance N.A. LLC,
1.07%, 3/28/14(1)	3,500	3,492
1.25%, 4/10/14(1) (2)	3,000	3,002
Toyota Motor Credit Corp.,
1.25%, 11/17/14	6,000	6,052

		12,546

Auto Parts & Equipment - 0.6%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,600	2,717

Banks - 10.3%
Bank of America Corp.,
1.89%, 1/30/14	4,000	3,958
2.02%, 7/11/14	2,100	2,067
Bank of New York Mellon (The) Corp.,
0.74%, 7/28/14	2,200	2,203
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	2,017
2.15%, 3/23/15	1,000	1,008
Citigroup, Inc.,
5.30%, 10/17/12	500	506
2.47%, 8/13/13	3,000	3,021
5.50%, 10/15/14	1,000	1,059
Goldman Sachs Group (The), Inc.,
4.75%, 7/15/13	2,000	2,056
1.47%, 2/7/14	4,500	4,446
5.13%, 1/15/15	2,000	2,088
HSBC USA, Inc.,
2.38%, 2/13/15	5,000	5,057
JPMorgan Chase & Co.,
1.65%, 9/30/13	2,000	2,013
1.27%, 1/24/14	2,000	2,005
Morgan Stanley,
2.97%, 5/14/13	2,000	1,997
2.07%, 1/24/14	2,000	1,944
2.88%, 1/24/14	2,500	2,472
U.S. Bancorp,
1.38%, 9/13/13	2,000	2,017
1.13%, 10/30/13	3,000	3,014
Wells Fargo & Co.,
1.38%, 6/26/15	3,500	3,505

		48,453

Beverages - 3.3%
Anheuser-Busch InBev Worldwide, Inc.,
0.83%, 7/14/14	1,900	1,911
1.50%, 7/14/14	3,000	3,041
Coca-Cola (The) Co.,
0.75%, 11/15/13	2,000	2,007
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	2,500	2,510
PepsiCo, Inc.,
0.75%, 3/5/15	4,000	3,989
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	2,000	2,029

		15,487

Biotechnology - 1.4%
Amgen, Inc.,
1.88%, 11/15/14	3,500	3,554
Gilead Sciences, Inc.,
2.40%, 12/1/14	3,000	3,092

		6,646

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 61.4% continued
Chemicals - 1.4%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	$3,000	$3,062
Airgas, Inc.,
2.85%, 10/1/13	3,500	3,575

		6,637

Commercial Services - 0.8%
ERAC USA Finance LLC,
5.80%, 10/15/12(1)	1,000	1,012
2.75%, 7/1/13(1)	1,000	1,014
2.25%, 1/10/14(1)	1,500	1,509

		3,535

Computers - 3.3%
Dell, Inc.,
1.06%, 4/1/14	3,400	3,422
Hewlett-Packard Co.,
6.13%, 3/1/14	3,387	3,636
2.02%, 9/19/14	2,000	2,023
International Business Machines Corp.,
0.88%, 10/31/14	3,000	3,014
0.55%, 2/6/15	1,500	1,490
0.75%, 5/11/15	2,000	1,997

		15,582

Diversified Financial Services - 11.4%
American Express Credit Corp.,
1.32%, 6/24/14	2,500	2,515
1.57%, 6/12/15	5,200	5,253
American Honda Finance Corp.,
2.38%, 3/18/13(1)	1,300	1,316
1.63%, 9/20/13(1)	1,800	1,819
1.45%, 2/27/15(1) (2)	2,000	2,008
Caterpillar Financial Services Corp.,
1.13%, 12/15/14	3,400	3,429
1.05%, 3/26/15	2,000	2,012
1.10%, 5/29/15	2,000	2,011
Charles Schwab (The) Corp.,
4.95%, 6/1/14	4,000	4,290
General Electric Capital Corp.,
1.31%, 1/7/14	2,500	2,510
1.09%, 4/7/14	2,000	1,998
1.17%, 4/24/14	2,500	2,500
2.15%, 1/9/15	2,000	2,034
Harley-Davidson Funding Corp.,
5.75%, 12/15/14(1) (2)	2,786	3,017
John Deere Capital Corp.,
0.69%, 3/3/14	2,750	2,757
0.64%, 6/16/14	3,000	3,009
0.88%, 4/17/15	2,000	2,002
MassMutual Global Funding II,
0.96%, 9/27/13(1)	3,000	3,011
PACCAR Financial Corp.,
1.55%, 9/29/14	3,200	3,248
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	2,800	2,822

		53,561

Electric - 1.9%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,027
Dominion Resources, Inc.,
1.80%, 3/15/14	1,000	1,014
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	2,000	2,001
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,044
1.61%, 6/1/14	1,000	1,003

		9,089

Food - 1.7%
Kellogg Co.,
4.25%, 3/6/13	3,450	3,532
Kraft Foods Group, Inc.,
1.63%, 6/4/15(1) (2)	2,000	2,021
Kroger (The) Co.,
5.00%, 4/15/13	2,200	2,267

		7,820

Healthcare - Products - 0.7%
DENTSPLY International, Inc.,
1.97%, 8/15/13	3,400	3,419

Healthcare - Services - 1.0%
Quest Diagnostics, Inc.,
1.32%, 3/24/14	2,000	2,016
Roche Holdings, Inc.,
5.00%, 3/1/14(1)	2,427	2,590

		4,606

Insurance - 2.3%
American International Group, Inc.,
3.00%, 3/20/15	3,000	3,015

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 61.4% continued
Insurance - 2.3% continued
Berkshire Hathaway, Inc.,
1.17%, 8/15/14	$2,000	$2,025
MetLife, Inc.,
1.72%, 8/6/13	2,500	2,525
Metropolitan Life Global Funding I,
1.22%, 1/10/14(1)	1,500	1,501
Prudential Financial, Inc.,
5.15%, 1/15/13	1,500	1,535

		10,601

Internet - 1.0%
eBay, Inc.,
0.88%, 10/15/13	1,700	1,710
Google, Inc.,
1.25%, 5/19/14	3,000	3,047

		4,757

Media - 1.8%
NBCUniversal Media LLC,
2.10%, 4/1/14	3,475	3,537
Time Warner Cable, Inc.,
6.20%, 7/1/13	2,000	2,102
Viacom, Inc.,
1.25%, 2/27/15	3,000	3,007

		8,646

Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,500	2,491

Miscellaneous Manufacturing - 1.0%
Danaher Corp.,
1.30%, 6/23/14	2,000	2,021
Eaton Corp.,
4.90%, 5/15/13	2,500	2,588

		4,609

Office/Business Equipment - 1.2%
Pitney Bowes, Inc.,
3.88%, 6/15/13	1,500	1,535
Xerox Corp.,
1.87%, 9/13/13	2,000	2,014
1.29%, 5/16/14	2,000	1,997

		5,546

Oil & Gas - 0.9%
Phillips 66,
1.95%, 3/5/15(1) (2)	4,000	4,029

Oil & Gas Services - 0.4%
Cameron International Corp.,
1.60%, 4/30/15	2,000	2,001

Pharmaceuticals - 1.3%
Express Scripts Holding Co.,
2.10%, 2/12/15(1) (2)	3,000	3,029
McKesson Corp.,
5.25%, 3/1/13	3,041	3,132

		6,161

Real Estate Investment Trusts - 0.4%
HCP, Inc.,
2.70%, 2/1/14	2,000	2,032

Retail - 2.8%
AutoZone, Inc.,
5.88%, 10/15/12	2,100	2,129
Darden Restaurants, Inc.,
5.63%, 10/15/12	2,800	2,835
McDonald’s Corp.,
0.75%, 5/29/15	2,000	2,000
Nordstrom, Inc.,
6.75%, 6/1/14	3,500	3,881
Target Corp.,
4.00%, 6/15/13	2,000	2,062

		12,907

Semiconductors - 0.4%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,025

Software - 0.4%
Microsoft Corp.,
2.95%, 6/1/14	2,000	2,091

Telecommunications - 0.9%
Cisco Systems, Inc.,
1.63%, 3/14/14	1,700	1,732
Verizon Communications, Inc.,
1.25%, 11/3/14	2,500	2,531

		4,263

Toys, Games & Hobbies - 0.7%
Mattel, Inc.,
5.63%, 3/15/13	3,000	3,100

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 61.4% continued
Transportation - 2.4%
CSX Corp.,
5.75%, 3/15/13	$3,300	$3,410
FedEx Corp.,
7.38%, 1/15/14	3,094	3,387
Ryder System, Inc.,
6.00%, 3/1/13	3,000	3,088
United Parcel Service, Inc.,
4.50%, 1/15/13	1,539	1,573

		11,458

Trucking & Leasing - 0.6%
GATX Corp.,
4.75%, 10/1/12	3,000	3,025

Total Corporate Bonds (Cost $287,266)		288,688

COVERED BONDS - 2.2%
Banks - 2.2%
Bank of Nova Scotia,
1.45%, 7/26/13(1) (2)	1,300	1,313
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13(1) (2)	1,400	1,413
1.50%, 12/12/14(1) (2)	2,000	2,036
Cie de Financement Foncier S.A.,
2.13%, 4/22/13(1) (2)	1,000	1,006
National Bank of Canada,
1.65%, 1/30/14(1) (2)	1,500	1,526
Swedbank Hypotek AB,
0.91%, 3/28/14(1) (2)	3,000	2,994

		10,288

Total Covered Bonds (Cost $10,230)		10,288

FOREIGN ISSUER BONDS - 25.9%
Agriculture - 0.2%
BAT International Finance PLC,
1.40%, 6/5/15(1) (2)	1,000	1,000

Banks - 13.6%
Abbey National Treasury Services PLC,
2.05%, 4/25/14	2,000	1,914
Australia & New Zealand Banking Group Ltd.,
1.21%, 1/10/14(1)	2,000	2,001
Bank of Montreal,
1.75%, 4/29/14	2,500	2,547
Bank of Nova Scotia,
0.90%, 2/27/14	3,500	3,500
Barclays Bank PLC,
1.51%, 1/13/14	2,500	2,503
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,019
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
0.67%, 7/25/13	1,500	1,500
Credit Suisse,
5.00%, 5/15/13	2,000	2,063
1.43%, 1/14/14	4,000	4,004
HSBC Bank PLC,
1.12%, 8/12/13(1)	2,000	2,002
1.27%, 1/17/14(1)	2,000	2,004
Kreditanstalt fuer Wiederaufbau,
0.47%, 2/22/13	1,500	1,500
National Australia Bank Ltd.,
1.67%, 1/30/14	3,200	3,217
1.19%, 4/11/14(1)	2,500	2,501
Nordea Bank Finland PLC,
1.34%, 4/9/14	3,000	3,004
Oesterreichische Kontrollbank A.G.,
1.13%, 7/6/15	2,000	2,003
Royal Bank of Canada,
1.45%, 10/30/14	2,000	2,025
1.15%, 3/13/15	4,000	4,009
Svenska Handelsbanken,
1.02%, 9/16/13	2,000	2,001
1.02%, 9/25/13	5,000	4,999
Toronto-Dominion Bank (The),
1.38%, 7/14/14	2,500	2,531
UBS A.G.,
1.47%, 1/28/14	4,500	4,475
Westpac Banking Corp.,
2.25%, 11/19/12	1,500	1,510
2.10%, 8/2/13	1,200	1,218
1.20%, 12/9/13	2,000	2,011

		64,061

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.9% continued
Chemicals - 0.8%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	$3,300	$3,547

Food - 0.9%
TESCO PLC,
2.00%, 12/5/14(1) (2)	4,000	4,041

Healthcare - Products - 0.9%
Covidien International Finance S.A.,
1.88%, 6/15/13	2,000	2,020
1.35%, 5/29/15	2,000	2,002

		4,022

Mining - 3.1%
Barrick Gold Corp.,
1.75%, 5/30/14	3,000	3,037
BHP Billiton Finance USA Ltd.,
1.13%, 11/21/14	3,200	3,219
1.00%, 2/24/15	1,000	1,002
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	3,000	3,088
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	2,000	2,101
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1) (2)	2,000	2,038

		14,485

Miscellaneous Manufacturing - 1.5%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	3,400	3,585
Tyco Electronics Group S.A.,
6.00%, 10/1/12	2,000	2,026
1.60%, 2/3/15	1,500	1,506

		7,117

Oil & Gas - 1.9%
BP Capital Markets PLC,
1.07%, 3/11/14	3,000	3,021
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	3,500	3,543
Petrobras International Finance Co.,
2.88%, 2/6/15	2,500	2,537

		9,101

Oil & Gas Services - 0.7%
Schlumberger Investment S.A.,
1.02%, 9/12/14(1)	3,100	3,103

AstraZeneca PLC,
5.40%, 9/15/12	1,500	1,515
GlaxoSmithKline Capital PLC,
0.75%, 5/8/15	3,000	3,000
Teva Pharmaceutical Finance III B.V.,
0.97%, 3/21/14	1,350	1,352

		5,867

Regional - 0.4%
Province of Ontario Canada,
0.61%, 4/1/15	2,000	1,998

Telecommunications - 0.7%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	3,500	3,508

Total Foreign Issuer Bonds
(Cost $121,479)		121,850

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 0.6%(3)
Fannie Mae - 0.6%
0.65%, 5/29/15	$3,000	$2,997

Total U.S. Government Agencies
(Cost $3,000)		2,997

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.7%
Northern Institutional Funds - Diversified Assets Portfolio(4) (5)	3,256,054	$3,256

Total Investment Companies
(Cost $3,256)		3,256

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
Citizens Property Insurance Corp. Revenue Bonds, Series A3, High Risk Floating Notes,
1.90%, 1/6/13	$3,000	$3,030

Total Short-Term Investments
(Cost $3,007)		3,030

Total Investments - 99.4%
(Cost $465,554)		467,469

Other Assets less Liabilities - 0.6%		2,769

NET ASSETS - 100.0%		$470,238

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $39,502,000 or 8.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp.,
1.45%, 2/27/15	2/21/12	$1,999
Bank of Nova Scotia,
1.45%, 7/26/13	7/16/10	1,298
BAT International Finance PLC,
1.40%, 6/5/15	5/31/12	997
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13	1/28/10	1,400
Canadian Imperial Bank of Commerce,
1.50%, 12/12/14	2/23/12	2,036
Cie de Financement Foncier S.A.,
2.13%, 4/22/13	4/19/10	998
Daimler Finance N.A. LLC,
1.25%, 4/10/14	4/2/12	3,000
Express Scripts Holding Co.,
2.10%, 2/12/15	2/7/12	2,985
Harley-Davidson Funding Corp.,
5.75%, 12/15/14	1/26/12	3,030
Kraft Foods Group, Inc.,
1.63%, 6/4/15	5/30/12	1,995
National Bank of Canada,
1.65%, 1/30/14	1/24/11	1,500
Phillips 66,
1.95%, 3/5/15	3/7/12	3,998
SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	2,000
Swedbank Hypotek AB,
0.91%, 3/28/14	3/21/11	3,000
TESCO PLC,
2.00%, 12/5/14	11/28/11	3,996
Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
0.99%, 9/15/16	10/6/11	3,000
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14	11/3/11	1,998

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,809,000 with net sales of approximately $1,553,000 during the three months ended June 30, 2012.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

At June 30, 2012, the quality distribution for the Ultra-Short Fixed Income Fund was:

QUALIT Y DIS TRIBUTION*	% OF INVESTMENTS
AAA	11.4%
AA+	0.6
AA	1.4
AA-	15.6
A+	9.9
A	16.0
A-	15.6
BBB+	14.6
BBB	12.8
BBB-	0.7
Agency	0.7
Cash Equivalents	0.7

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Agency securities are obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. Treasury securities are obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$465,554

Gross tax appreciation of investments	$2,399
Gross tax depreciation of investments	(484)

Net tax appreciation of investments	$1,915

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$37,360	(1)	$—	$37,360
Corporate Bonds	—	288,688	(1)	—	288,688
Covered Bonds	—	10,288		—	10,288
Foreign Issuer Bonds	—	121,850	(1)	—	121,850
U.S. Government Agencies	—	2,997		—	2,997
Investment Companies	3,256	—		—	3,256
Short-Term Investments	—	3,030		—	3,030

Total Investments	$3,256	$464,213		$—	$467,469

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.5%(1)
Fannie Mae - 22.5%
Pool #555649,
7.50%, 10/1/32	$150	$183
Pool #745148,
5.00%, 1/1/36	940	1,022
Pool #893082,
2.71%, 9/1/36	367	394
Pool #AH1166,
4.50%, 12/1/40	346	376
Pool TBA,
4.00%, 8/15/39(2)	2,475	2,629
4.50%, 8/15/39(2)	1,900	2,037
5.00%, 8/15/39(2)	2,305	2,494
5.50%, 8/15/39(2)	2,400	2,617
6.00%, 8/15/39(2)	1,115	1,225
Series 2007, Class 26C,
5.50%, 3/25/33	378	388

		13,365

Freddie Mac - 5.9%
1.25%, 5/12/17	1,790	1,814
Pool #1J0365,
4.95%, 4/1/37	491	527
Pool #1J2840,
5.88%, 9/1/37	760	809
Pool #410092,
2.33%, 11/1/24	45	45
Series 3730, Class PL,
4.50%, 1/15/33	338	349

		3,544

Government National Mortgage Association - 2.9%
Series 2008, Class 8A,
3.61%, 8/16/27	2	2
Series 2010, CLass 141A,
1.86%, 8/16/31	379	383
Series 2011, Class 31A,
2.21%, 12/16/35	557	568
Series 2011, Class 49A,
2.45%, 7/16/38	488	501
Series 2011, Class 49AB,
2.80%, 1/16/34	242	249

		1,703

Government National Mortgage Association I - 0.1%
Pool #268360,
10.00%, 4/15/19	17	20
Pool #270288,
10.00%, 6/15/19	18	21

		41

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	640	681

Total U.S. Government Agencies
(Cost $19,119)		19,334

U.S. GOVERNMENT OBLIGATIONS - 6 4.7%
U.S. Treasury Inflation Indexed Notes - 17.4%
2.00%, 1/15/14	2,290	2,960
1.88%, 7/15/15	2,315	2,978
0.13%, 4/15/17	2,450	2,619
0.13%, 1/15/22	1,660	1,785

		10,342

U.S. Treasury Notes - 47.3%
0.25%, 6/30/14	3,000	2,996
0.38%, 6/15/15	5,395	5,390
0.75%, 6/30/17	8,550	8,559
1.00%, 6/30/19	1,875	1,860
1.75%, 5/15/22	9,230	9,305

		28,110

Total U.S. Government Obligations
(Cost $38,443)		38,452

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 36.8%
Northern Institutional Funds - U.S. Government Portfolio(3) (4)	21,908,225	$21,908

Total Investment Companies
(Cost $21,908)		21,908

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.14%, 12/20/12	$250	$250

Total Short - Term Investments (Cost $250)		250

Total Investments - 134.4% (Cost $79,720)		79,944
Liabilities less Other Assets - (34.4)%		(20,444)

NET ASSETS - 100.0%		$59,500

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $26,909,000 with net sales of approximately $5,001,000 during the three months ended June 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total nets assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Percentages shown are based on Net Assets.

At June 30, 2012, the quality distribution for the U.S. Government Fund was:

QUALIT Y DIS TRIBUTION*	% OF LONG TERM INVESTMENTS
Cash Equivalents	27.4%
U.S. Agency	21.2
U.S. Treasury	51.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$79,784

Gross tax appreciation of investments	$256
Gross tax depreciation of investments	(96)

Net tax appreciation of investments	$160

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assupmtions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$19,334	(1)	$—	$19,334
U.S. Government Obligations	—	38,452	(1)	—	38,452
Investment Companies	21,908	—		—	21,908
Short-Term Investments	—	250		—	250

Total Investments	$21,908	$58,036		$—	$79,944

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%
Arizona - 95.7%
Arizona State Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	$500	$592
Arizona State School Facilities Board COP, 5.25%, 9/1/23	2,000	2,258
Arizona State Sports & Tourism Authority Senior Revenue Refunding Bonds, Series A, Multipurpose Stadium Facilities, 5.00%, 7/1/29	2,000	2,212
Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/30	1,000	1,117
Arizona State Transportation Board Highway Revenue Refunding Bonds, Series A, 5.00%, 7/1/18	3,000	3,623
Arizona State University COP, Research Infrastructure Projects (AMBAC Insured), 5.00%, 9/1/30	2,000	2,129
Arizona State University System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	1,450	1,582
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,062
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,572
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,133
Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds, 4.00%, 7/1/19	1,915	2,165
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,233
Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured) Prerefunded, 5.00%, 7/1/13	2,000	2,095
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,131
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/22	1,000	1,088
Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series B, 3.00%, 7/1/18	1,165	1,225
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,118
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,128
5.25%, 8/1/31	1,005	1,080
Marana Municipal Property Corp. Municipal Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,223
Maricopa County Community College District G.O. Unlimited Bonds, Series C, 3.00%, 7/1/22	2,000	2,088
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 4.50%, 7/1/21	1,190	1,351
Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,066
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	758
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	273
5.25%, 7/1/20	1,000	1,241
Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, 5.00%, 7/1/21	2,300	2,753
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	1,000	1,138

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
Arizona - 95.7% continued
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	$1,000	$1,113
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,171
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	205
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured), 5.25%, 7/1/15	1,000	1,088
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	542
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	180
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,183
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	3,015	3,607
5.00%, 7/1/19	1,510	1,831
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,228
5.00%, 7/1/23	1,000	1,170
Northern University COP, University Research Projects (AMBAC Insured), 5.00%, 9/1/26	400	415
Northern University Revenue Bonds (AGM Insured), 3.25%, 6/1/27	320	317
3.38%, 6/1/28	385	384
3.50%, 6/1/29	415	416
3.63%, 6/1/30	640	646
3.75%, 6/1/31	540	548
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 3.50%, 7/1/20	500	538
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,137
Phoenix Civic Improvement Corp. Excise TRB, Series A, 5.00%, 7/1/24	1,135	1,337
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,078
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	2,071
5.50%, 7/1/21	1,080	1,315
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured) Prerefunded, 5.50%, 7/1/12	3,500	3,501
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	530	607
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 3.00%, 7/1/20	1,400	1,523
Phoenix G.O. Unlimited Bonds, Prerefunded, 4.50%, 7/1/14	2,000	2,167
Phoenix Variable G.O. Unlimited Bonds, Unrefunded Balance, 5.38%, 7/1/20	580	580
Phoenix Various Purpose G.O. Unlimited Bonds, Series B, Prerefunded, 5.38%, 7/1/12	420	420
Pima County Sewer Revenue Bonds, Series B, 5.00%, 7/1/25	2,250	2,588
Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	1,350	1,594

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
Arizona - 95.7% continued
Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	$1,970	$2,192
Pima County Unified School District No. 1 Tucson G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	1,000	1,219
Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series B, School Improvement Project of 2010 (AGM Insured), 5.25%, 7/1/25	1,000	1,158
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,233
Prescott Valley Municipal Property Corp. Municipal Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,094
Rio Nuevo Multi-purpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,142
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/37	1,000	1,091
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,283
Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	795	910
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,212
Tucson COP (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,118
5.00%, 7/1/29	1,000	1,102
Tucson Refunding COP (AGM Insured), 4.00%, 7/1/21	1,885	2,053
Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,126
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	1,590	1,757
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,102
5.00%, 7/1/28	1,945	2,089

		107,815

Puerto Rico - 1.7%
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriated (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,350	1,836

Total Municipal Bonds (Cost $101,266)		109,651

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Tax-Exempt Portfolio (1) (2)	1,054,856	$1,055

Total Investment Companies (Cost $1,055)		1,055

Total Investments - 98.3% (Cost $102,321)		110,706

Other Assets less Liabilities - 1.7%		1,937

NET ASSETS - 100.0%		$112,643

(1)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $4,660,000 with net sales of approximately $3,605,000 during the three months ended June 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

At June 30, 2012, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.7%
General	28.5
General Obligation	8.6
School District	18.3
Utilities	7.4
Water	18.9
All other sectors less than 5%	11.6

Total	100.0%

At June 30, 2012, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	17.3%
AA	67.5
A	12.5
BBB	1.7
Cash and Equivalents	1.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$102,333

Gross tax appreciation of investments	$8,464
Gross tax depreciation of investments	(91)

Net tax appreciation of investments	$8,373

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$109,651	(1)	$—	$109,651
Investment Companies	1,055	—		—	1,055

Total Investments	$1,055	$109,651		$—	$110,706

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%
California - 96.8%
Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	$3,500	$3,512
5.00%, 8/1/17	2,630	2,826
Brentwood Union School District G.O. Unlimited Refunding Bonds, 3.38%, 8/1/25	1,000	1,000
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/27	1,500	1,609
California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	6,129
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	6,089
California State G.O. Unlimited Bonds, 5.00%, 2/1/24	2,000	2,079
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), 5.38%, 6/1/26	2,255	2,296
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds, 4.50%, 10/1/29	2,000	2,090
California State Health Facilities Financing Authority Revenue Bonds, Series A, Memorial Health Services, 4.00%, 10/1/21	1,000	1,135
California State Health Facilities Financing Authority Revenue Bonds, Series A, Scripps Health, 5.00%, 11/15/27	400	459
5.00%, 11/15/28	375	429
5.00%, 11/15/29	400	452
California State Health Facilities Financing Authority Revenue Bonds, Series B, Lucile Packard Childrens Hospital, 5.00%, 8/15/27	360	417
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	9,610	11,869
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,002
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,003
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,105
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,195	1,227
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,557
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,166
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,431
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 11/1/28	1,175	1,283
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,553
5.00%, 10/1/18	500	597
5.50%, 4/1/19	1,000	1,221
5.00%, 9/1/19	4,720	5,636
5.00%, 10/1/19	2,990	3,573
5.00%, 9/1/20	1,690	2,022
5.00%, 10/1/20	6,000	7,185
4.75%, 6/1/22	2,500	2,704
5.25%, 3/1/30	1,500	1,712

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 96.8% continued
5.00%, 8/1/33	$1,100	$1,166
5.00%, 8/1/35	3,225	3,399
California Statewide Communities Development Authority COP, John Muir/Mount Diablo Health System (NATL-RE Insured), 5.50%, 8/15/12	895	899
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), Escrowed to Maturity, 5.00%, 8/1/12	1,775	1,781
Carlsbad Unified School District G.O. Unlimited Capital Appreciation Bonds, 6.10%, 5/1/19(1)	1,250	1,027
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,131
Eastern Municipal District Water & Sewer COP, Series H, 5.00%, 7/1/33	2,000	2,177
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,215	1,367
6.25%, 8/1/29	3,500	3,861
El Dorado Irrigation District Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 3/1/23(2)	750	871
5.00%, 3/1/24(2)	700	802
Escondido Revenue COP (AMBAC Insured), 4.00%, 9/1/17	500	547
Foothill/Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 4.92%, 1/1/20(1)	2,150	1,871
Fremont Unified School District Alameda County G.O. Unlimited Refunding Bonds, 4.25%, 8/1/25	2,000	2,275
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	1,500	1,720
Gilroy Unified School District G.O. Unlimited BANS, Escrowed to Maturity, 5.00%, 4/1/13	285	295
Gilroy Unified School District G.O. Unlimited BANS, Unrefunded Balance, 5.00%, 4/1/13	1,715	1,774
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series A (AMBAC Insured), 5.00%, 6/1/21	3,000	3,003
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 6/1/13	2,500	2,609
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 8/1/20	1,075	1,306
Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), 5.00%, 8/1/19	2,000	2,281
Los Angeles Department of International Airports Revenue Bonds, Series D, 5.25%, 5/15/29	5,000	5,765
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 7/1/29	1,000	1,066
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	5,000	5,505
Los Angeles G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/1/19	3,500	4,296
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,794
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	571
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 2.00%, 7/1/21	2,000	1,962
2.00%, 7/1/22	3,000	2,898

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 96.8% continued
Los Angeles Unified School District Refunding COP, Series A, Headquarters Building Projects, 5.00%, 10/1/20	$1,500	$1,748
5.00%, 10/1/21	3,820	4,444
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 6.00%, 6/1/21	1,185	1,585
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/23	6,935	8,497
Marin County California COP, 3.00%, 8/1/21	1,595	1,705
4.00%, 8/1/23	1,140	1,267
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 5.00%, 7/1/19	5,000	6,201
Metropolitan Water District of Southern California State Authorization Revenue Bonds, Series B-2 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,119
Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,189
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,385
4.00%, 7/1/20	885	994
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,138
Mojave Water Agency COP, Series A, 5.00%, 6/1/20	355	425
5.00%, 6/1/23	665	770
Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,794
Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,058
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 11/1/18	2,500	2,895
5.00%, 11/1/19	2,275	2,628
Poway Unified School District Improvement G.O. Unlimited Bonds, Election of 2008, District No. 2007-1-A, 6.83%, 8/1/20(1)	3,280	2,544
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	166
5.00%, 7/1/29	1,000	1,105
Rescue Union School District COP (Assured Guaranty Insured), Escrowed to Maturity, 4.38%, 10/1/13	2,775	2,918
Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured), 5.25%, 8/1/27	455	497
Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,669
Sacramento County Airport System Senior Revenue Bonds, Series B, 5.00%, 7/1/18	200	234
Sacramento County COP, Animal Care/Youth Detention (AMBAC Insured), 5.00%, 10/1/26	1,090	1,145
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,209
5.00%, 8/15/25	2,000	2,269
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,367
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	1,150	1,261
4.25%, 3/1/20	1,130	1,253
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,720
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	6,111

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 96.8% continued
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex Project, 4.00%, 2/1/19	$3,615	$4,078
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,938
San Francisco City & County Airport Commission Revenue Refunding Bonds, Second Series C (FSA Insured), 4.00%, 5/1/18	1,875	2,133
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/20	3,000	3,715
San Francisco City & County Public Utilities Commission Water Revenue Bonds, 5.00%, 11/1/35	3,000	3,358
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, 5.00%, 11/1/20	2,000	2,477
5.00%, 11/1/28	1,500	1,737
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 11/1/12	4,000	4,065
5.00%, 11/1/12	1,335	1,357
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A, Unrefunded Balance (NATL-RE Insured), Prerefunded, 5.00%, 11/1/12	1,415	1,438
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries B, 5.00%, 11/1/35	2,070	2,317
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/23	3,090	3,411
4.00%, 6/15/28	500	525
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	3,143
San Francisco City & County Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 6/15/23	1,650	1,821
San Francisco State Building Authority Revenue Refunding Bonds, Series A, California State & San Francisco Civic Center (NATL-RE FGIC Insured), 5.00%, 12/1/15	2,000	2,244
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/18	180	181
San Joaquin County Transportation Authority TRB, Series A, Limited Tax Measure K, 5.75%, 3/1/28	2,000	2,388
San Joaquin Hills Transportation Corridor Agency Capital Appreciation Revenue Bonds, Senior Lien, Escrowed to Maturity, 5.99%, 1/1/23(1)	5,000	3,896
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,226
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 9/1/12	1,000	1,008
San Mateo County Transit District Refunding TRB, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	4,109
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.35%, 2/15/15(1)	1,000	977
San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/20(2)	1,000	1,159
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,221
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2004 (AGM Insured), 4.38%, 7/1/30	3,385	3,452

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 96.8% continued
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 3.00%, 7/1/20	$1,000	$1,098
4.50%, 7/1/32	2,000	2,153
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	1,500	1,719
5.00%, 7/1/30	4,040	4,599
5.00%, 7/1/34	1,000	1,106
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,396
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,000	2,425
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured), 5.25%, 8/15/14	1,295	1,399
5.25%, 8/15/18	2,500	2,675
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase, 5.25%, 7/1/23	3,075	3,826
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1, 5.00%, 7/1/24	1,240	1,458
Southern California Public Power Authority Revenue Bonds, Series A, 5.00%, 7/1/29	1,765	2,005
Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy, 5.00%, 7/1/30	2,025	2,290
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1, 5.00%, 7/1/30	2,500	2,818
Southern California State Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project, 7.86%, 7/1/14(1)	1,000	979
Southern California State Public Power Authority Revenue Bonds, 6.75%, 7/1/12	1,700	1,701
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured), 4.75%, 5/15/26	1,580	1,601
University of California Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 4.75%, 5/15/13	5,000	5,248
4.75%, 5/15/13	2,850	2,992
University of California Revenue Bonds, Series F (AGM Insured), 4.75%, 5/15/24	200	209
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,125	2,346
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2002, 6.76%, 8/1/17(1)	1,615	1,437
7.34%, 8/1/18(1)	1,635	1,389
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	1,000	1,188
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 4.56%, 8/1/16(1)	1,115	1,040
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,816

		326,069

Puerto Rico - 1.1%
Puerto Rico Highway & Transportation Authority Subordinate Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,570
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,550	2,108

		3,678

Total Municipal Bonds (Cost $308,846)		329,747

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.9%
Northern Funds - California Municipal
Money Market Fund(3) (4)	6,282,890	$6,283

Total Investment Companies
(Cost $6,283)		6,283

Total Investments - 99.8%
(Cost $315,129)		336,030

Other Assets less Liabilities - 0.2%		701

NET ASSETS - 100.0%		$336,731

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.
(4)	At March 31, 2012, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $3,307,000 with net purchases of approximately $2,976,000 during the three months ended June 30, 2012.

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.3%
General	9.2
General Obligation	19.8
Higher Education	5.0
Power	9.3
School District	18.6
Water	12.2
All other sectors less than 5%	20.6

Total	100.0%

At June 30, 2012, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	5.7%
AA	65.6
A	24.3
BBB	1.1
SP1+/MIG1	0.8
SP1/MIG1	0.1
Not Rated	0.5
Cash and Equivalents	1.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$315,151

Gross tax appreciation of investments	$21,079
Gross tax depreciation of investments	(200)

Net tax appreciation of investments	$20,879

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$329,747	(1)	$—	$329,747
Investment Companies	6,283	—		—	6,283

Total Investments	$6,283	$329,747		$—	$336,030

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimun Tax

BANS - Bond Anticipation Notes

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX - EXEMPT FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%
California - 97.3%
Alameda County Water District Financing Authority Water System Revenue Refunding Bonds,
3.25%, 6/1/33	$1,050	$1,019
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	1,000	1,137
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	3,595	4,017
Brentwood Union School District G.O. Unlimited Refunding Bonds,
3.50%, 8/1/26	1,205	1,209
3.63%, 8/1/27	1,485	1,494
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	1,500	1,609
California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/12	1,035	1,035
California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,982
4.50%, 10/1/29	2,000	2,090
California State G.O. Unlimited Bonds, Unrefunded Balance, 5.13%, 6/1/24	25	25
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	250
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	5,000	6,175
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,631
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	960	963
California State University Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded, 5.50%, 10/1/12	500	507
5.50%, 10/1/12	500	507
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	5,988
5.25%, 3/1/30	3,500	3,995
5.00%, 8/1/35	1,000	1,054
California Statewide Communities Development Authority Revenue Bonds, Series A, Sutter Health Project, 5.00%, 8/15/23(1)	1,500	1,762
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured), 5.00%, 8/1/30	850	912
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured), 5.50%, 8/1/39	500	559
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,655
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	3,500	4,013
Golden State Tobacco Securitization Corp. Enhanced Asset Backed Tobacco Settlement Revenue Bonds, Series A (AMBAC Insured), 5.00%, 6/1/21	2,000	2,002
Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), 5.00%, 8/1/27	750	804
Los Angeles G.O. Unlimited TRANS, 2.50%, 8/12/12	5,000	5,013
Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/21	4,000	4,944
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	30	36
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 2.00%, 7/1/22	2,000	1,932

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX - EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
California - 97.3% continued
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/25	$5,000	$5,941
Marin County COP, 4.25%, 8/1/34	1,575	1,626
Midpeninsula Regional Open Space District Finance Authority Revenue Bonds, 5.25%, 9/1/34	600	657
5.50%, 9/1/41	2,500	2,767
Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	1,500	1,695
6.00%, 10/1/39	2,000	2,259
New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.75%, 8/1/20	320	322
Newport Mesa Unified School District G.O. Unlimited CABS, Election 2005, 8.13%, 8/1/33(2)	10,000	3,678
Northern California Power Agency Revenue Refunding Bonds, Series A Hydroelectric Project No. 1, 5.00%, 7/1/26	1,500	1,733
Palomar Pomerado Health Convertible G.O. Unlimited CABS, Series A, Election of 2004 (Assured Guaranty Insured), 3.52%, 8/1/38(2)	5,000	4,084
Pasadena Unified School District G.O. Unlimited Bonds, Election 2008, 4.13%, 5/1/37(1)	1,000	1,005
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured), 5.50%, 8/1/27	1,500	1,624
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election 2009, 5.50%, 8/1/30	1,605	1,845
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	850	929
San Diego County Water Authority COP, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,162
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,715
San Diego Unified School District G.O. Unlimited TRANS, 2.00%, 8/7/12	5,000	5,009
San Francisco City & County Public Utilities Commission Water Revenue Bonds, 5.00%, 11/1/37	1,645	1,823
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, Water System Improvement Program, 5.00%, 11/1/28	3,000	3,475
San Francisco City & County G.O. Unlimited Bonds, Series A, Earthquake Safety & Emergency Project, 4.00%, 6/15/26	1,280	1,354
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/24	1,240	1,498
San Francisco City & County Public Utilities Commission Water Revenue Bonds, 5.00%, 11/1/35	2,000	2,239
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, 5.00%, 11/1/30	2,000	2,273
5.00%, 11/1/39	2,750	2,992
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series C, 4.00%, 11/1/31	3,000	3,061
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/28	500	525
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services, 5.00%, 10/1/13	1,825	1,862
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/19	200	201
5.38%, 8/1/20	225	226

TAX-EXEMPT FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
California - 97.3% continued
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	$1,275	$1,460
San Mateo County Transit District Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,086
Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,424
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/16	35	38
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election 2008, 6.00%, 7/1/43	2,025	2,455
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	3,089
Sunnyvale School District G.O. Unlimited Bonds, Series D, Election 2004, 4.00%, 9/1/42	2,790	2,777
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	502
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,500	2,760
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	4,065	4,831
Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/16	100	100
5.38%, 8/1/17	190	191
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 7.20%, 2/1/16	630	646
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,209

		148,467

Puerto Rico - 0.9%
Puerto Rico Public Finance Corp. Revenue Bonds, Class E, (CIFG-TCRS AGM-CR Insured), Escrowed to Maturity, 6.00%, 8/1/26	1,000	1,412

Total Municipal Bonds (Cost $138,268)		149,879

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.8%
Northern Funds - California Municipal Money Market Fund(3)(4)	2,712,033	$2,712

Total Investment Companies (Cost $2,712)		2,712

Total Investments - 100.0% (Cost $140,980)		152,591

Other Assets less Liabilities - 0.0%		12

NET ASSETS - 100.0%		$152,603

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2012, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $14,186,000 with the net sales of approximately $11,474,000 during the three months June 30, 2012.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

At June 30, 2012, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	8.8%
General Obligation	30.3
School District	22.0
Utilities	5.3
Water	14.8
All other sectors less than 5%	18.8

Total	100.0%

At June 30, 2012, the credit quality distribution for the CaliforniaTax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	1.3%
AA	66.1
A	23.6
BBB	0.7
SP1+/MIG1	6.5
Cash and Equivalents	1.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$140,980

Gross tax appreciation of investments	$11,795
Gross tax depreciation of investments	(184)

Net tax appreciation of investments	$11,611

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$149,879	(1)	$—	$149,879
Investment Companies	2,712	—		—	2,712

Total Investments	$2,712	$149,879		$—	$152,591

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

CABS - Capital Appreciation Bonds

CIFG - IXIS Financial Guaranty

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.5%
Alabama - 2.1%
Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,669
Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded, 6.13%, 12/1/13	1,000	1,081
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper Co., 5.80%, 5/1/34	1,350	1,477

		8,227

Arizona - 4.3%
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community, 5.70%, 7/1/42	3,000	2,836
Maricopa County Pollution Control Corporation PCR Refunding Bonds, Series A, Public Service Comapny of New Mexico, Palo Verde Project, 6.25%, 1/1/38	4,000	4,453
Phoenix Civic Improvement Corp. Airport Revenue, 5.00%, 7/1/40	5,000	5,357
Pima County IDA Revenue Bonds, Series A, Tucson Electric Power Co., 5.25%, 10/1/40	1,000	1,047
Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	3,000	3,180

		16,873

California - 9.2%
California State Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	926
5.00%, 12/1/36	2,000	2,020
California State Municipal Finance Authority COP Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	4,140
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	3,300	3,709
6.25%, 6/1/40	1,000	1,116
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,388
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,038
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.75%, 6/1/47	4,000	3,212
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Series A-5, Prerefunded, 7.88%, 6/1/13	500	534
San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,802
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, 5.00%, 11/1/39	5,000	5,440
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1, 5.00%, 6/1/37	5,500	4,286

		35,611

Colorado - 3.6%
Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	5,000	5,529
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary G.O. Limited Bonds, Series A, 5.40%, 12/15/31	4,000	3,856
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	4,000	4,489

		13,874

Connecticut - 0.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,363
5.38%, 7/1/31	1,250	1,368

		2,731

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.5% continued
Delaware - 1.1%
Delaware State EDA Revenue Refunding Bonds, Gas Facilities Delmarva Power, 5.40%, 2/1/31	$4,000	$4,386

District of Columbia - 1.5%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,837

Florida - 5.5%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	5,430	5,794
Capital Trust Agency Revenue Refunding Bonds, Series A, Air Cargo Aero Miami FX, 5.35%, 7/1/29	5,000	5,127
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.75%, 10/1/27	3,290	3,787
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institution, 6.00%, 9/1/17	2,145	2,440
Lee County IDA Revenue Bonds, Series A, Lee Charter Foundation, 5.25%, 6/15/27	2,250	2,264
5.38%, 6/15/37	2,000	1,966
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10(1)	155	34

		21,412

Georgia - 1.5%
Atlanta Water & Wastewater Revenue Bonds, Series A, 6.25%, 11/1/39	5,000	5,902

Illinois - 6.7%
Illinois State Development Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Power, 5.95%, 8/15/26	3,000	3,006
Illinois State Finance Authority Revenue Bonds, Series A, Elmhurst Memorial, 5.63%, 1/1/37	4,000	4,215
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	4,480
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza, 5.88%, 2/15/38	4,000	4,048
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, 6.88%, 8/15/38	3,000	3,423
7.00%, 8/15/44	2,000	2,284
Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,149
6.00%, 6/1/28	3,000	3,470

		26,075

Indiana - 5.4%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp. Project, 5.00%, 6/1/39	2,000	2,028
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,314
6.38%, 9/15/41	2,000	2,150
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,250
Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,313
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33(1)	750	240
Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Co. Project, 6.25%, Mandatory Put 6/2/14	3,265	3,555
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37(2)	2,000	2,019
8.00%, 9/1/41	2,500	3,035

		20,904

Louisiana - 6.6%
Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,589

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.5% continued
Louisiana - 6.6% continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	$2,000	$2,305
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	4,000	4,447
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,291
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,422
New Orleans Aviation Board Passenger Facility Charge Gulf Opportunity Zone Revenue Bonds, Series A, 5.25%, 1/1/41	5,000	5,364
St. John The Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp., 5.13%, 6/1/37	4,000	4,179

		25,597

Maine - 1.5%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,405
6.75%, 7/1/41	3,000	3,409

		5,814

Maryland - 5.2%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	4,335	4,533
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland College Park Project, Prerefunded, 5.63%, 6/1/13	1,000	1,049
Maryland State G.O. Unlimited Refunding Bonds, Series C, State & Local Facilities Loan, 5.00%, 11/1/18	6,000	7,409
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital, 5.75%, 7/1/38	3,000	3,224
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,500	1,744
6.13%, 1/1/36	2,000	2,257

		20,216

Massachusetts - 1.6%
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	6,270

Michigan - 1.1%
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, 8.25%, 9/1/39	2,000	2,557
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital, 6.00%, 8/1/39	1,500	1,680

		4,237

Minnesota - 1.2%
Duluth EDA Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	758
Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, 7.38%, 12/1/41	3,500	3,872

		4,630

Mississippi - 0.7%
Warren Country Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,767

Missouri - 2.0%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,870
6.75%, 9/1/34	1,750	1,961

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.5% continued
Missouri - 2.0% continued
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	$3,005	$3,090

		7,921

Montana - 1.1%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Co., 5.00%, 5/1/33	4,000	4,431

New Jersey - 4.0%
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group - Montclair LLC, 5.88%, 6/1/42	4,000	4,413
New Jersey State EDA Revenue Bonds, Cigarette Tax, Prerefunded,, 5.75%, 6/15/14	5,500	6,078
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, 6.63%, 7/1/38	4,000	4,640
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	529

		15,660

New Mexico - 1.9%
New Mexico State G.O. Unlimited Bonds, Capital Projects, 5.00%, 3/1/18	6,000	7,294

New York - 2.7%
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center, 6.13%, 12/1/29	3,235	3,504
6.25%, 12/1/37	2,000	2,143
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, 5.25%, 6/15/27	4,000	4,845
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19(1)	2,200	—

		10,492

North Carolina - 2.1%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,668
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage Deerfield Episcopal Community, 6.13%, 11/1/38	2,000	2,156
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Escrowed to Maturity, 5.50%, 1/1/13	320	328

		8,152

Ohio - 6.5%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Prairie State Energy Campus Project, 5.25%, 2/15/25	4,000	4,532
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	5,000	5,446
Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp., 5.63%, 10/1/19	4,000	4,617
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co., 5.80%, 12/1/38	4,000	4,526
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	5,075	6,298

		25,419

Pennsylvania - 4.5%
Allegheny County Hospital Development Authority Revenue Bonds, Series A, West Penn Allegheny Health System, 5.00%, 11/15/28	4,000	3,379
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	1,952
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,684

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.5% continued
Pennsylvania - 4.5% continued
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	$1,450	$1,536
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 5.88%, 7/1/38	1,400	1,509
6.00%, 7/1/43	2,500	2,760
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,195
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association Inc. Project at California University of Pennsylvania, 6.75%, 9/1/32	490	491

		17,506

Rhode Island - 0.8%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A, 6.25%, 6/1/42	3,000	3,066

Tennessee - 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Regional Health Systems, Inc., 5.50%, 11/1/37(1)	174	2

Texas - 8.6%
Comal County Health Facilities Development Corp. Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded, 6.13%, 2/1/13	3,000	3,101
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,017
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend Project, 5.75%, 11/1/36	3,000	2,912
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	5,000	5,975
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	4,000	4,710
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series A, Cosmos Foundation, Inc., 6.20%, 2/15/40	5,000	5,646
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,149
7.13%, 11/1/40	2,000	2,283
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,585

		33,378

Virginia - 0.4%
Virginia State Small Business Financing Authority Senior Lein Revenue Bonds, (AMT) Elizabeth River Crossings, 6.00%, 1/1/37	1,500	1,649

Washington - 3.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue Bonds, 5.25%, 1/1/41	5,000	5,256
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	4,000	4,596
Washington State Health Care Facilities Authority Revenue Bonds, Kadlec Regional Medical Center, 5.50%, 12/1/39	3,000	3,167

		13,019

Total Municipal Bonds (Cost $342,171)		379,352

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Tax-Exempt Portfolio(3) (4)	2,423,003	$2,423

Total Investment Companies (Cost $2,423)		2,423

Total Investments - 98.1% (Cost $344,594)		381,775

Other Assets less Liabilities - 1.9%		7,332

NET ASSETS - 100.0%		$389,107

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $2,994,000 with net sales of approximately $571,000 during the three months ended June 30, 2012.

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.3%
Development	13.8
Education	5.2
General	7.9
Higher Education	10.4
Medical	18.9
Nursing Homes	6.3
Pollution	6.1
Transportation	5.5
All other sectors less than 5%	18.6

Total	100.0%

At June 30, 2012, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	10.6%
AA	5.5
A	18.8
BBB	43.4
BB	8.6
B	0.9
Not rated	11.6
Cash and Equivalents	0.6

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$344,594

Gross tax appreciation of investments	$40,535
Gross tax depreciation of investments	(3,354)

Net tax appreciation of investments	$37,181

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

TAX-EXEMPT FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	JUNE 30, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$379,318	(1)	$34	$379,352
Investment Companies	2,423	—		—	2,423

Total Investments	$2,423	$379,318		$34	$381,775

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were transfers between Level 2 and Level 3 based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF OF LEVEL 3 (000S)	BALANCE AS OF 6/30/12 (000S)
Municipal Bonds	$—	$—	$—	$—	$—	$—	$—	$34	$—	$34

(1)	Transfers into Level 3 due to security being valued by NTGI PVC.

The amount of unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012 was $(4).

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

EDA - Economic Development Authority

G.O. - General Obligation

IDA - Industrial Development Authority

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8%
Arizona - 4.0%
Arizona State School Facilities Board COPS, 5.25%, 9/1/23	$10,000	$11,289
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project, 5.00%, 7/1/15	5,000	5,654
5.25%, 7/1/20	10,000	12,361
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	6,750	8,499
5.00%, 10/1/24	4,000	4,916
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	5,013
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/19	6,500	7,880
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,460
Phoenix Civic Improvement Corp. Excise TRB, Sub Series A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,310
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured), 5.00%, 7/1/13	5,000	5,239
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 5.00%, 7/1/25	5,000	5,965
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	5,000	6,131
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	7,107

		88,824

California - 6.7%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	2,450	3,077
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	5,000	5,363
California State Department of Veterans Affairs Home Purchase Revenue Bonds, Series A, 3.15%, 12/1/22	5,000	5,139
California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/18	300	363
California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,196
5.00%, 2/1/26	10,000	11,395
6.25%, 11/1/34	5,000	6,005
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	135	135
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 4/1/42	12,250	13,027
Carlsbad Unified School District Convertible Capital Appreciation G.O. Unlimited Bonds, Series C, Electric Project, 6.92%, 8/1/35(1)	11,850	6,904
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured), 5.38%, 8/1/26	2,500	2,562
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,091
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election 1999 (NATL-RE Insured), Prerefunded, 5.00%, 8/1/12	2,230	2,262
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Partially Prerefunded, 5.00%, 10/1/21	4,000	4,216

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
California - 6.7% continued
Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	$5,000	$5,960
Los Angeles Department of Power & Waterworks Revenue Bonds, Series A, 5.00%, 7/1/43	10,120	11,310
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/12	5,000	5,041
5.00%, 9/1/14	6,205	6,832
Los Angeles G.O. Unlimited TRANS, 2.50%, 8/12/12	12,150	12,183
Menlo Park G.O. Unlimited Bonds, Prerefunded, 5.25%, 8/1/12	1,000	1,014
Metropolitan Water District of Southern California Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,644
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B, 2.00%, 7/1/12	5,000	5,000
San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,812
San Francisco City & County Public Utilities Commission Water Revenue Bonds, 5.00%, 11/1/43	10,000	11,020
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.35%, 2/15/15(1)	3,250	3,174
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,100	1,211
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	6,130
University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,910
University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	6,030

		149,081

Colorado - 1.7%
Adams & Arapahoe County Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/1/23	4,000	4,994
Colorado Springs Co. Utilities System Revenue Refunding Bonds, Series B, 5.00%, 11/15/25	2,500	3,021
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	5,550	6,813
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,517
Douglas County School District No. Re-1 G.O. Unlimited Capital Appreciation Refunding Bonds, Douglas & Elbert Counties (State Aid Withholding), 3.77%, 12/15/22(1)	1,660	1,237
4.06%, 12/15/23(1)	2,105	1,493
Mesa County Valley School District No. 51 G.O. Unlimited Refunding Bonds, Grand Junction (State Aid Withholding), 5.00%, 12/1/23	5,000	6,182
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/21	2,500	3,139
University of Colorado Enterprise Revenue Refunding Bonds, Series A-1, 5.00%, 6/1/28	3,000	3,554

		36,950

Connecticut - 1.7%
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	7,500	9,152
5.00%, 11/1/25	10,000	11,986
Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 6/1/15	5,000	5,420
Connecticut State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 12/1/21	5,000	6,013

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Connecticut - 1.7% continued
Connecticut State Housing Finance Authority Housing Mortgage Finance Program Revenue Bonds, Sub Series D-1, 0.75%, 5/15/14	$6,350	$6,354

		38,925

Delaware - 0.3%
Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,530	6,749

District of Columbia - 1.7%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	10,000	12,433
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.25%, 10/1/29	1,000	1,162
6.00%, 10/1/35	5,000	6,062
5.50%, 10/1/39	10,500	12,084
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,514
5.00%, 10/1/26	1,500	1,679

		36,934

Florida - 4.9%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	5,000	5,665
5.00%, 9/1/25	1,000	1,122
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,708
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/21	10,000	11,181
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, 5.25%, 6/1/28	11,135	12,787
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay, 2.50%, 6/1/22	375	384
3.00%, 6/1/23	10,000	10,366
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay, 2.25%, 6/1/22	3,000	3,008
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/24	5,000	5,978
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	14,339
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	1,000	1,114
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	5,993
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.00%, 6/1/18	2,765	3,187
5.38%, 10/1/29	3,395	3,831
Gainesville Utilities System Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/13	1,120	1,190
5.25%, 10/1/13	1,065	1,131
Jacksonville Transit Revenue Refunding Bonds, Series A, 5.00%, 10/1/26	2,300	2,620
Marco Island Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	2,520	2,676
Miami-Dade County Aviation Revenue Bonds (AMT), Miami International Airport (NATL-RE FGIC Insured), 5.75%, 10/1/20	1,950	1,966
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 7/1/25	2,525	2,710
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,700
5.25%, 10/1/22	2,500	3,127
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), Prerefunded, 5.38%, 10/1/12	1,000	1,013

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Florida - 4.9% continued
Palm Coast Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/21	$1,000	$1,045
South Florida State Water Management District Special Obligation Revenue Refunding Bonds (AMBAC Insured), 5.25%, 10/1/13	1,250	1,318
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,840	6,275

		110,434

Georgia - 1.3%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	10,000	11,223
Atlanta Airport Revenue Bonds, Series B, 5.00%, 1/1/34	3,065	3,379
Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	10,000	12,601
5.00%, 7/1/21	1,100	1,400
Metropolitan Atlanta Rapid Transit Authority Revenue Refunding Bonds, Series A, Third Indenture, 4.00%, 7/1/40	1,500	1,487

		30,090

Hawaii - 0.1%
Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	2,000	2,241

Illinois - 4.6%
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured), 5.38%, 1/1/18	2,625	2,633
5.38%, 1/1/19	2,765	2,774
5.25%, 1/1/20	2,915	2,924
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,005
Chicago O’Hare International Airport General Revenue Bonds, Series A, Third Lien (NATL-RE Insured), 5.25%, 1/1/26	5,000	5,394
Chicago O’Hare International Airport General Revenue Refunding Bonds (AMT), Second Lien (AMBAC Insured), 5.50%, 1/1/18	10,000	10,029
Chicago Sales TRB, Series A, 5.25%, 1/1/38	6,100	6,842
Glenview G.O. Unlimited Refunding Bonds, Series A, 3.00%, 12/1/19	2,150	2,292
3.00%, 12/1/20	1,500	1,584
Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	6,010
Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum, 4.60%, Mandatory Put 11/1/15	4,250	4,645
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,744
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 2/1/25	2,000	2,135
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC-FGIC Insured), 5.25%, 2/1/27	1,830	2,026
Illinois State Sales TRB, 5.25%, 6/15/23	9,735	10,166
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A, 4.13%, 1/1/20	5,000	5,305
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/18	5,000	5,592
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A, 5.00%, 2/1/29	11,770	13,089
4.50%, 2/1/30	1,150	1,194
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), 5.13%, 11/1/24	1,000	1,125
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL-RE FGIC Insured), 5.50%, 6/15/29	2,000	2,367

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Illinois - 4.6% continued
Metropolitan Pier & Exposition Authority Revenue Bonds, Series B, McCormick Place Project, 5.00%, 6/15/52(2)	$10,000	$10,512

		103,387

Indiana - 1.3%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,613
5.25%, 10/1/38	3,500	3,937
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), 5.00%, 1/1/24	13,060	14,140
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,102
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,000	1,198
5.50%, 1/10/24	1,135	1,367

		28,357

Iowa - 0.4%
Ankeny G.O. Unlimited BANS, Series B, Anticipation Project Notes, 1.50%, 6/1/13	4,250	4,253
Ankeny G.O. Unlimited Bonds, Series C, Anticipation Project Notes, 1.00%, 6/1/14	2,000	2,009
Cedar Rapids Community School District Infrastructure Sales Revenue Bonds, 4.50%, 7/1/24	3,200	3,508

		9,770

Kansas - 0.8%
Wichita G.O. Unlimited Bonds and Temporary Notes, Series 248, Renewal & Improvement Project, 0.30%, 8/15/13	11,500	11,501
Wichita G.O. Unlimited Refunding Bonds, Series B, 3.00%, 9/1/12	3,195	3,210
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.25%, 10/1/13	4,000	4,248

		18,959

Kentucky - 0.2%
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-2011-1, 1.25%, 11/1/12	5,000	5,012

Louisiana - 2.9%
Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/22	6,000	7,555
Louisiana State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 11/15/18	2,000	2,444
Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/21	10,000	12,463
5.00%, 7/15/22	15,000	18,877
5.00%, 7/15/24	10,000	12,178
Louisiana State Gas & Fuels Taxable Revenue Refunding Bonds, Series A-1, 5.00%, 5/1/25	5,000	6,026
Louisiana State Gas & Fuels TRB, Series A (AGM Insured), 5.00%, 5/1/31	5,000	5,500

		65,043

Maine - 0.2%
Maine State Municipal Bank Revenue Bonds, Series C (G.O. of Bond Bank Insured), Prerefunded, 5.20%, 11/1/22	5,000	5,085

Maryland - 2.6%
Frederick County Public Facilities G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	2,300	2,878
Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 6/1/21	8,630	10,670
Maryland State G.O. Unlimited Bonds, First Series B, 4.50%, 3/15/24	10,000	11,731

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Maryland - 2.6% continued
Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	$10,000	$12,256
Maryland State Local Facilities Loan G.O. Unlimited Bonds, First Series B, 3.00%, 3/15/23	5,000	5,295
Maryland State Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	5,944
Montgomery County G.O. Unlimited Consolidated Public Improvement Bonds, Series A, 4.00%, 7/1/28	7,000	7,596
University System of Maryland Auxilary Facility and Tuition Revenue Bonds, Series A, 4.00%, 4/1/25	1,050	1,165

		57,535

Massachusetts - 6.1%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, 5.25%, 7/1/34	500	580
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.25%, 7/1/28	1,500	1,926
Massachusetts State Consolidated Loan G.O. Limited Bonds, Build America Bonds, 5.31%, 1/1/30	500	604
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	10,000	11,887
Massachusetts State G.O. Limited Bonds, Series B, 5.25%, 8/1/28	5,000	6,442
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, 3.00%, 8/1/12	5,750	5,764
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan, 5.00%, 10/1/22	5,375	6,659
Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,182
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	500	644
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System, 5.25%, 7/1/29	5,000	5,622
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University, 5.25%, 2/15/26	1,250	1,585
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series Y, Harvard University Issue, 0.13%, 4/2/12	10,000	10,000
Massachusetts State School Building Authority Sales Refunding TRB, Senior Series A, 5.00%, 8/15/21(2)	15,000	18,700
5.00%, 8/15/22(2)	5,000	6,293
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), 5.00%, 8/15/30	10,025	11,067
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	10,000	11,412
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,518
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	620
5.50%, 6/1/21	500	644
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/17	1,470	1,773
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Sub Series 16-B, State Revolving Fund, 3.00%, 8/1/13	6,500	6,697
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Sub Series A, New Bedford Program (NATL-RE FGIC Insured), 4.75%, 2/1/26	1,555	1,560

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Massachusetts - 6.1% continued
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/30	$1,500	$1,927
5.25%, 8/1/31	5,000	6,406
5.25%, 8/1/32	1,000	1,288
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 8/1/26	5,000	5,892
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, (AGM Insured), 5.25%, 8/1/28	1,000	1,282

		135,974

Michigan - 1.7%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), 5.00%, 5/1/20	1,140	1,235
Detroit City School District G.O. Unlimited Refunding Bonds, Series A, School Building & Site Improvement (Q-SBLF Insured), 5.00%, 5/1/22	6,755	7,923
Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.00%, 10/15/27	10,000	11,299
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	6,147
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program, 1.00%, 12/1/25	5,000	3,584
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water State Revolving Fund, 4.75%, 10/1/23	4,785	5,190
Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/21(2)	2,500	3,099

		38,477

Minnesota - 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,808
Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/20	5,000	6,304
Minnesota State G.O. Unlimited Bonds, Unrefunded Balance, Prerefunded, 5.25%, 11/1/12	470	478
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D, 3.00%, 8/1/12	2,625	2,631

		12,221

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	35	36

Missouri - 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	5,060	6,160

Nebraska - 0.6%
Lincoln Electric System Revenue Bonds, 5.00%, 9/1/31	5,500	6,075
Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/29	5,325	6,214

		12,289

Nevada - 0.6%
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C, 5.00%, 6/1/38	1,000	1,102
Nevada State G.O. Limited Bonds, Series C, Capital Improvement & Cultural Affairs, 5.00%, 6/1/21	8,000	9,228
Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,860

		14,190

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
New Hampshire - 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	$5,000	$5,788

New Jersey - 0.6%
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	445
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.75%, 6/15/20	5,000	6,068
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.25%, 6/15/26	5,000	5,868

		12,381

New Mexico - 1.0%
New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,403
New Mexico State Severance TRB, Series A, 5.00%, 7/1/21	7,575	9,492
5.00%, 7/1/22	7,965	10,085

		22,980

New York - 17.5%
Long Island Power Authority Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,999
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured), 5.00%, 11/15/30	10,000	10,154
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,777
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23(2)	5,000	5,644
5.00%, 11/15/24(2)	5,000	5,612
New York City G.O. Unlimited Refunding Bonds, Series F, 5.00%, 8/1/21	5,000	6,107
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2005, 5.00%, 6/15/39	10,000	10,681
New York City Transitional Finance Authority Building Aid Revenue Bonds, Sub Series S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,664
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011, 5.00%, 2/1/23	5,000	5,971
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub Series A, 5.00%, 11/1/21	1,000	1,251
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub Series B, 5.00%, 11/1/17	5,250	6,324
5.00%, 11/1/21	5,000	6,107
5.00%, 2/1/22	2,000	2,418
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub Series E-1, 5.00%, 2/1/42	4,975	5,548
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,188
New York G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/22	10,000	12,110
New York G.O. Unlimited Bonds, Series D, Prerefunded, 5.25%, 10/15/13	5,000	5,320
New York G.O. Unlimited Bonds, Series E, 5.00%, 11/1/25	10,000	10,905
New York G.O. Unlimited Bonds, Sub Series C-1, Fiscal 2008, 5.00%, 10/1/22	10,000	11,732
New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/23	10,000	12,037
New York State Dormitory Authority General Purpose Personal Income Refunding TRB, Series A, 5.00%, 12/15/19	5,000	6,134
5.00%, 12/15/20	24,100	29,687
5.00%, 12/15/23	5,000	6,125

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
New York - 17.5% continued
New York State Dormitory Authority General Purpose Personal Income TRB, Series A, 5.00%, 3/15/20	$10,000	$12,170
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,824
New York State Dormitory Authority Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/24	10,170	13,333
5.50%, 3/15/30	3,000	4,059
New York State Dormitory Authority Personal Education Income TRB, Series B, 5.75%, 3/15/36	16,000	18,912
New York State Dormitory Authority Personal Income TRB, Series E, 5.00%, 8/15/20	10,000	12,253
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Revolving Funds Municipal Water Project, 5.00%, 6/15/36	5,000	5,684
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds Municipal Water Finance, 5.00%, 6/15/25	5,000	5,565
New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	12,023
New York State Environmental Facilities Corp. Revenue Bonds, Series B, Revolving Funds Municipal Water Project, 5.25%, 6/15/15	1,000	1,001
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured), 5.00%, 4/1/21	5,000	6,126
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	4,425	5,211
New York State Thruway Authority General Revenue Bonds, Series I, 5.00%, 1/1/26(2)	7,000	8,001
New York State Thruway Authority Transportation Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,995
5.00%, 3/15/22	10,000	12,307
5.00%, 3/15/25	10,000	11,791
New York State Urban Development Corp. Purpose Revenue Bonds, Subordinate Lien (HUD 236 G.O. of Corp. Insured), 5.50%, 7/1/16	775	778
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,177
Port Authority of New York & New Jersey Consolidated 167’th Revenue Bonds (AMT) (G.O. of Authority Insured), 5.00%, 9/15/24	5,000	5,722
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/15/27	3,995	4,386
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,646
5.00%, 10/15/24	2,000	2,194
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C, 5.50%, 6/1/19	2,500	2,616
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 5.00%, 11/15/21	5,140	6,376
5.00%, 11/15/22	4,260	5,315
5.00%, 11/15/25	3,025	3,614
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series A (G.O. of Authority Insured), 5.00%, 1/1/23	1,000	1,213
5.00%, 1/1/25	10,000	11,843
5.00%, 1/1/27	6,810	7,972
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,326

		390,928

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
North Carolina - 1.9%
Charlotte G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/21	$4,410	$5,612
Mecklenburg County G.O. Unlimited Refunding Bonds, 5.00%, 2/1/19	10,000	12,363
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded, 4.50%, 1/1/22	3,215	3,958
North Carolina State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 5/1/21	5,000	6,347
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,334
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	6,228
Wake County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/23	5,000	6,418

		43,260

Ohio - 4.0%
Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured), Prerefunded, 5.00%, 12/1/13	3,000	3,138
Cincinnati G.O.Unlimited Bonds, Series A, 5.00%, 12/1/24	1,000	1,175
5.00%, 12/1/26	1,960	2,267
Monroe Local School District Improvement G.O. Unlimited Refunding Bonds (AMBAC Insured), 5.50%, 12/1/24	1,000	1,195
Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 3/15/24	14,410	17,346
5.00%, 9/15/25	10,000	11,859
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/22	5,550	6,962
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/13	1,310	1,385
Ohio State Facilities Administrative Building Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/23	4,180	4,898
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/20	5,000	6,149
5.00%, 8/1/22	2,500	3,130
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, 5.00%, 1/1/26	11,740	13,502
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	7,185	8,863
Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded, 5.00%, 6/1/15	1,000	1,131
University of Cincinnati General Receipts Revenue Bonds, Series F, 5.00%, 6/1/25	5,000	5,816

		88,816

Oregon - 1.5%
Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,419
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,764
Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	3,000	3,716
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds, HillsBoro (NATL-RE Insured), 5.00%, 6/15/21	10,000	11,521

		32,420

Pennsylvania - 1.4%
Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 11/15/21	10,160	12,726
5.00%, 6/1/23	10,000	12,394

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Pennsylvania - 1.4% continued
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT), 5.10%, 10/1/22	$675	$718
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,858

		31,696

Puerto Rico - 0.3%
Puerto Rico Financing Corp. Sales TRB, First Sub Series A, 6.38%, 8/1/39	5,000	5,804

Rhode Island - 0.4%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, 5.50%, 8/1/25	5,000	6,118
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Series A, 5.00%, 10/1/21	2,880	3,516

		9,634

South Carolina - 1.5%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,000	6,160
Richland County School District No. 1 G.O. Unlimited Bonds (AGM SCSDE Insured), Prerefunded, 4.75%, 3/1/13	2,000	2,082
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	12,000	13,708
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	11,288

		33,238

Tennessee - 0.9%
Knoxville G.O. Unlimited Bonds, 2.00%, 5/1/22	5,000	4,943
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, 5.00%, 7/1/24	10,275	12,251
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured), 3.75%, 1/1/19	500	524
4.05%, 7/1/20	500	531
4.13%, 7/1/21	1,750	1,860

		20,109

Texas - 6.9%
Clear Creek Independent School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/23	4,780	5,889
Dallas Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	1,000	1,055
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/26	10,000	11,869
Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	2,000	2,433
Frisco Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 6.50%, 8/15/12	1,535	1,547
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	13,885	16,713
Harris County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	5,000	6,042
Houston Airport System Revenue Refunding Bonds, Series A (AMT), Subordinate Lien, 5.00%, 7/1/23	5,000	5,733
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 1.50%, 6/1/28	13,000	13,124
2.00%, 6/1/29	5,000	5,124

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Texas - 6.9% continued
Houston Independent School House District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	$10,000	$11,605
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), 5.00%, 3/1/17	1,600	1,837
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	10,000	11,400
Lamar Consolidated Independent School House District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/21	1,500	1,871
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/32	5,000	5,025
Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded, 5.50%, 5/15/33	1,910	2,144
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.50%, 5/15/37	10,000	11,193
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19	80	102
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19	5	6
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 8/15/20	2,000	2,342
4.00%, 8/15/21	3,365	3,940
5.00%, 8/15/22	5,000	6,224
Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	451	474
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,010
6.00%, 10/1/21	1,250	1,260
Spring Independent School House District G.O. Unlimited Bonds (FGIC Insured), 5.00%, 8/15/25	4,680	5,037
Texas State Public Finance Authority G.O. Unlimited Refunding Bonds, 5.00%, 10/1/20	10,000	12,459
University of Texas Financing System Revenue Refunding Bonds, Series B, 5.00%, 8/15/24	3,820	4,727
Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 8/15/21	2,345	2,738

		154,929

Utah - 0.7%
Alpine School District G.O. Unlimited Bonds, Utah School Building Guaranty Program (School Building Guaranty Insured), Prerefunded, 5.00%, 9/15/13	2,000	2,115
Nebo School Building District G.O. Unlimited Bonds (School Building Guaranty Insured), 4.00%, 7/1/22	1,320	1,537
Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/20	10,000	12,601

		16,253

Virginia - 1.8%
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 4/1/24	2,000	2,074
Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,887
Virginia State Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Notes, 5.00%, 9/27/12	5,550	5,615
Virginia State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/23	10,000	12,920
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A, 3.65%, 3/1/18	2,200	2,391
3.70%, 9/1/18	4,280	4,674

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Virginia - 1.8% continued
Virginia State Public School Authority Revenue Refunding Bonds, Series 1997, 5.00%, 8/1/20	$5,000	$6,221
Virginia State Public School Financing Authority Special Obligation Montgomery Revenue Bonds (State Aid Withholding), 5.00%, 1/15/22	3,175	3,882

		39,664

Washington - 0.6%
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), 4.20%, 12/1/23	5,000	5,294
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,157
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C, 3.00%, 7/1/29	6,580	6,325

		12,776

Wisconsin - 0.3%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	6,250	7,753

Total Municipal Bonds (Cost $1,853,956)		1,941,152

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 10.7%
Northern Institutional Funds - Tax-Exempt Portfolio(3) (4)	239,495,967	$239,496

Total Investment Companies (Cost $239,496)		239,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 4.5%
Michigan State Finance Authority Revenue Notes, Series C-2, State Aid Revenue Notes (J.P. Morgan Chase Bank N.A. LOC), 2.00%, 8/20/12	$41,000	$41,100
Oregon State Health & Science University Revenue Bonds, Series A, 2.00%, 7/1/12	2,440	2,440
Sonoma County G.O. Unlimited TRANS, 2.50%, 10/25/12	11,350	11,432
Texas State TRANS, Series A, 2.50%, 8/30/12	32,150	32,274
Utah State G.O. Unlimited Bonds, Series A, 3.00%, 7/1/12	13,760	13,762

Total Short-Term Investments (Cost $100,996)		101,008

Total Investments - 102.0% (Cost $2,194,448)		2,281,656

Liabilities less Other Assets - (2.0)%		(44,500)

NET ASSETS - 100.0%		$2,237,156

(1)	Zero coupon bond reflects effective yield on the date of purchase.

(2)	When-Issued Security.

(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $378,735,000 with net sales of approximately $139,239,000 during the three months ended June 30, 2012.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUS TRY SECTOR	% OF INVESTMENTS
Financials	10.5%
General	20.6
General Obligation	26.5
School District	10.0
Transportation	8.2
Water	7.8
All other sectors less than 5%	16.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

At June 30, 2012, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DIS TRIBUTION*	%
AAA	32.3%
AA	42.8
A	8.7
BBB	0.1
SP1+/MIG1	4.9
SP1/MIG1	0.5
Not Rated	0.2
Cash and Equivalents	10.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,194,638

Gross tax appreciation of investments	$90,047
Gross tax depreciation of investments	(3,029)

Net tax appreciation of investments	$87,018

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,941,152	(1)	$—	$1,941,152
Investment Companies	239,496	—		—	239,496
Short-Term Investments	—	101,008		—	101,008

Total Investments	$239,496	$2,042,160		$—	$2,281,656

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9%
Alaska - 0.5%
Alaska State International Airports Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.25%, 10/1/12	$100	$101
Anchorage G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 9/1/12	350	352
Anchorage Schools G.O. Unlimited Bonds, Series C, 3.00%, 8/1/12	400	401
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,694

		5,548

Arizona - 4.9%
Arizona State School Facilities Improvement Board Revenue Bonds, Prerefunded, 5.25%, 7/1/12	1,125	1,125
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund, 5.00%, 7/1/12	300	300
5.00%, 7/1/15	5,000	5,656
Arizona State Water Infrastructure Finance Authority Quality Revenue Bonds, Series A, 4.00%, 10/1/14	755	816
Chandler Water & Sewer Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/12	100	100
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/13	1,845	1,910
4.00%, 7/1/14	1,910	2,035
Maricopa County Community College District G.O. Limited Refunding Bonds, 2.50%, 7/1/19	2,000	2,102
Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,099
4.00%, 7/1/16	1,000	1,124
Maricopa County High School District No. 210 G.O. Unlimited Bonds, Series C, Phoenix School Improvement (NATL-RE Insured), 5.00%, 7/1/12	385	385
Maricopa County Unified School District No. 11 G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/16	4,250	4,903
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series B, School Improvement Project of 2005 (NATL-RE FGIC Insured), 4.00%, 7/1/12	200	200
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/14	3,505	3,751
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Refunding Bonds (AGM Insured) Prerefunded, 4.50%, 7/1/12	125	125
Maricopa County Unified School District No. 80 G.O. Unlimited Bonds, School Improvement (NATL-RE Insured), 3.75%, 7/1/12	105	105
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project 2008 (AGM Insured), 2.50%, 7/1/14	225	233
4.25%, 7/1/14	5,000	5,354
Mesa G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 5.25%, 7/1/12	100	100
Mesa Utility System Revenue Refunding Bonds (AGM-CR FGIC Insured), Partially Escrowed to Maturity, 5.25%, 7/1/12	530	530
Phoenix Civic Improvement Corp. Transportation Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/13	135	142
Phoenix Civic Improvement Corp. Waste Water System Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured), 5.00%, 7/1/12	115	115
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/19	8,500	9,518
Phoenix G.O. Limited Refunding Bonds, Partially Escrowed to Maturity, 5.00%, 7/1/13	125	131

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Arizona - 4.9% continued
Phoenix G.O. Unlimited Bonds, Series B, 5.00%, 7/1/16	$5,000	$5,646
Pinal County Obligation Revenue Refunding Bonds, 3.00%, 8/1/15	1,820	1,921
Tempe City G.O. Unlimited Bonds, 5.00%, 7/1/13	100	105
Tempe City G.O. Unlimited Refunding Bonds, Series C, 2.00%, 7/1/13	195	198
Tucson Water System Revenue Bonds, 5.00%, 7/1/16	1,275	1,486

		51,215

Arkansas - 0.0%
Arkansas State Federal Highway Grant Anticipation & Tax G.O. Unlimited Refunding Bonds, 4.00%, 8/1/12	250	251

California - 3.9%
California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	11,242
California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/12	390	390
California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	500	548
California State Public Works Board Lease Revenue Bonds, Series C, University of California Institute Project, 5.00%, 4/1/13	150	155
California Statewide Communities Development Authority Revenue Bonds, Proposition 1A Receivables Program, 5.00%, 6/15/13	10,000	10,448
Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	6,158
Los Angeles G.O. Unlimited Bonds, Series A, (NATL-RE Insured), Prerefunded, 5.00%, 9/1/12	150	151
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election 2004, (AGM Insured), 4.50%, 7/1/12	100	100
Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,635
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, (NATL-RE Insured), 5.50%, 7/1/12	150	150
University of California Revenue Bonds, Series P, Regents University of California, 5.00%, 5/15/13	5,085	5,298

		40,275

Colorado - 0.9%
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	6,198
Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AMBAC Insured State Aid Withholding), 5.00%, 12/15/12	150	153
Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/13	585	625
Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured), 5.00%, 12/1/16	1,590	1,821
Regional Transportation District Sales TRB, Series B (AMBAC Insured), Prerefunded, 5.50%, 11/1/12	200	203

		9,000

Connecticut - 2.7%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A, 5.00%, 1/1/13	625	640
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/14	10,000	10,693
Connecticut State G.O Unlimited Bonds, Series D (NATL-RE Insured), 5.00%, 12/1/12	125	128

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Connecticut - 2.7% continued
Connecticut State G.O. Unlimited Bonds, Series C, 4.50%, 11/1/12	$100	$101
Connecticut State G.O. Unlimited Bonds, Series F (AGM-CR Insured), Prerefunded, 5.00%, 10/15/12	100	101
Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/17	5,520	6,571
Connecticut State New Money G.O. Unlimited Bonds, Series D, 5.25%, 11/15/12	125	127
Connecticut State Revolving Fund General Revenue Bonds, Series A, 5.00%, 10/1/12	175	177
Connecticut State Special Tax Obligation Revenue Bonds, Series B, Transportation Infrastructure, 6.13%, 9/1/12	145	147
Connecticut State Special Tax Obligation Revenue Bonds, Series B, Transportation Infrastructure (AMBAC Insured), Prerefunded, 5.00%, 12/1/12	500	510
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien, Transportation Infrastructure, 3.00%, 2/1/13	125	127
5.00%, 2/1/17	2,500	2,956
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series C, Transportation Infrastructure, 5.00%, 11/1/18	5,230	6,374

		28,652

Delaware - 1.9%
Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	17,169
Delaware State Transportation Authority Senior System Revenue Bonds (NATL-RE Insured), 5.00%, 7/1/12	160	160
University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,353
5.00%, 11/1/15	1,000	1,146

		19,828

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 12/1/13	200	213

Florida - 6.4%
Brevard County School Board COP (AMBAC Insured), Prerefunded, 5.50%, 7/1/12	705	705
City of Cape Coral Water & Sewer Revenue Refunding Bonds, Series A, (AGM Insured), 3.00%, 10/1/13	250	258
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	4,600	5,309
Florida State Board of Education Lottery Revenue Refunding Bonds, Series E, 4.00%, 7/1/12	265	265
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	6,131
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Guaranteed NATL-RE Insured), 5.00%, 6/1/15	5,750	6,046
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A, Florida Forever (AMBAC Insured), 5.00%, 7/1/12	200	200
Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series B, 6.38%, 7/1/14	1,500	1,677
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.25%, 7/1/12	300	300
5.00%, 7/1/13	5,000	5,228
5.00%, 7/1/15	10,000	11,136
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,570
Florida State Turnpike Authority Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 7/1/12	250	250

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Florida - 6.4% continued
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation (AGM Insured), 5.00%, 7/1/12	$120	$120
5.00%, 7/1/13	210	220
Jacksonville Excise Taxes Revenue Bonds, Series B (AMBAC Insured), 5.38%, 10/1/18	2,350	2,376
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program, 5.00%, 7/1/15	5,000	5,609
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/13	3,500	3,692
Palm Beach County Revenue Refunding Bonds, Public Improvement Recreational Facilties, 3.38%, 7/1/12	540	540
Palm Beach County School Board COP, Series A (AGM Insured), Prerefunded, 5.38%, 8/1/12	150	151
Palm Beach County School Board Refunding COP, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,636
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,719
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/12	1,440	1,457
5.00%, 10/1/14	2,535	2,755
Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured), 5.00%, 10/1/14	500	541

		66,891

Georgia - 3.8%
Cobb County Water & Sewer Improvement Revenue Bonds, 4.00%, 7/1/12	250	250
Columbia County Sales Tax G.O. Unlimited Bonds, 4.00%, 4/1/13	100	103
Fulton County Facilities Corp. COP, Public Purpose Project, 5.00%, 11/1/15	2,250	2,522
5.00%, 11/1/16	2,280	2,611
Fulton County Library G.O. Unlimited Bonds, Series A, 2.50%, 7/1/12	100	100
Georgia State G.O. Unlimited Bonds, Series B, 5.50%, 7/1/12	100	100
Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,537
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	6,028
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured), 5.00%, 6/1/13	3,000	3,130
Gordon County School District Sales Tax G.O. Unlimited Bonds, (State Aid Withholding), 3.00%, 9/1/13	1,000	1,031
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded, 5.00%, 8/1/12	1,000	1,004
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds, (County Gtd.), 4.00%, 8/1/13	425	442
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	6,472
Houston County School District Sales Tax G.O. Unlimited Bonds, (State Aid Withholding), 2.00%, 9/1/13	600	612
Metropolitan Atlanta Rapid Transit Authority Revenue Refunding Bonds, Series A, Second Indenture (AGM Insured), 5.00%, 7/1/12	450	450

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Georgia - 3.8% continued
Metropolitan Atlanta Rapid Transit Authority Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured), 5.00%, 7/1/15	$4,000	$4,517
Municipal Electric Authority Revenue Bonds, Subseries A, Project One, 5.00%, 1/1/13	2,000	2,046
Municipal Electric Authority Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/13	1,710	1,749
5.00%, 1/1/14	1,045	1,113
Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University, 5.00%, 9/1/13	200	211

		40,028

Hawaii - 0.8%
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), Prerefunded, 5.25%, 9/1/13	5,000	5,292
Hawaii State G.O. Unlimited Refunding Bonds, Series DV, 5.00%, 11/1/12	105	107
Honolulu City & County G.O. Unlimited Bonds, Series B, Escrowed to Maturity, 5.00%, 10/1/13	140	148
Honolulu City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,278
Honolulu City & County Wastewater System Revenue Bonds, Senior Series C, First Board Resolution, (NATL-RE Insured), 4.00%, 7/1/13	100	104

		7,929

Idaho - 0.1%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds, 2.00%, 8/15/13	675	687

Illinois - 1.4%
Cook Kane Lake & McHenry Counties Community College District No. 512 G.O. Unlimited Refunding Bonds, William Rainey Harper College Project, 5.00%, 12/1/13	500	532
Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,134
Evanston G.O. Unlimited Refunding Bonds, Series D, 3.50%, 12/1/12	100	101
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,295
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,415
Illinois State Sales TRB, 5.38%, 6/15/16	2,010	2,017
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded, 5.25%, 10/1/12	1,000	1,013
McHenry County Community School District No. 47 Crystal Lake G.O. Unlimited Refunding Bonds, 3.00%, 2/1/13	125	127
Schaumburg Park District G.O. Limited Bonds, Series A, 2.00%, 12/15/13	2,900	2,951
Will County Community High School District No. 210 Lincoln-Way G.O. Unlimited Bonds (NATL-RE FGIC Insured), 4.00%, 1/1/13	150	152
4.00%, 1/1/14	500	523

		14,260

Indiana - 1.2%
Indiana State Facilities Finance Authority Revenue Refunding Bonds, 5.00%, 7/1/14	3,485	3,766
Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,656
Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,547

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Indiana - 1.2% continued
Indianapolis-Marion County Public Library G.O. Unlimited Refunding Bonds, 3.00%, 7/1/12	$270	$270
Mount Vernon of Posey County Multi-School Building Corp., First Mortgage Revenue Bonds (AMBAC Insured-State Aid Withholding), 4.00%, 1/15/13	500	510
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding), 4.00%, 1/15/14	1,805	1,898

		12,647

Iowa - 0.1%
Davenport G.O. Unlimited Corporate Bonds, Series D, 3.00%, 6/1/13	200	205
Iowa State Finance Authority Revenue Bonds, State Revolving Fund, Prerefunded, 5.00%, 2/1/13	115	118
Iowa State Science & Technology, University Dormitory, Revenue Refunding Bonds, Series I.S.U. A, 2.00%, 7/1/12	560	560
Iowa State University Utility System Revenue Bonds, Series S.U.I. A (NATL-RE Insured), 4.00%, 11/1/12	100	102
		985
Kansas - 0.6%
Johnson County Public Building Commission Lease Purchase Revenue Bonds, Series A, 2.00%, 9/1/12	100	100
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A (AGM Insured), 5.00%, 10/1/12	1,000	1,012
Kansas State Development Finance Authority Revolving Water PCR Bonds, 5.00%, 11/1/12	100	102
Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,713
Wichita Water and Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,118

		6,045

Kentucky - 1.5%
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, 5.00%, 11/1/12	4,475	4,548
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,536
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88 (NATL-RE FGIC Insured), 5.00%, 11/1/12	1,000	1,016
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured), 5.25%, 2/1/17	3,000	3,501
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A, Revitalization Project (AMBAC Insured), 5.50%, 7/1/12	250	250

		15,851

Maine - 0.1%
Maine State Municipal Bank Revenue Bonds, Series A (G.O. of Bond Bank), 5.00%, 11/1/13	400	425
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/1/13	500	524

		949

Maryland - 2.9%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 3/1/15	380	426
5.00%, 4/1/18	2,915	3,552
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/13	150	154

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Maryland - 2.9% continued
Charles County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, 2.00%, 7/15/13	$100	$102
Frederick County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 12/1/15	6,375	7,108
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series, 5.00%, 8/1/12	150	151
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	15,000	17,655
Maryland State Transportation Authority Facilities Project Revenue Bonds (AGM Insured), 5.25%, 7/1/13	350	368
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, 5.00%, 9/15/13	350	370

		29,886

Massachusetts - 0.9%
Boston G.O. Unlimited Bonds, Series D, 4.00%, 4/1/13	250	257
Boston Water & Sewer Commission General Revenue Refunding Bonds, Senior Series B, 4.00%, 11/1/12	200	203
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, 5.00%, 7/1/12	700	700
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, Prerefunded, 5.25%, 7/1/12	150	150
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/15	3,500	3,847
Massachusetts State Development Finance Agency Revenue Bonds, Series R-1, Boston College, 5.00%, 7/1/12	330	330
Massachusetts State Development Finance Agency Revenue Bonds, Series R-2, Boston College, 5.00%, 7/1/12	400	400
Massachusetts State G.O. Limited Bonds, Series A, Consolidated Loan (AMBAC Insured), Prerefunded, 5.25%, 1/1/13	660	676
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan (NATL-RE FGIC Insured G.O. of Commonwealth), 5.50%, 11/1/13	210	225
5.50%, 11/1/14	425	475
Massachusetts State G.O. Limited Refunding Bonds, 5.00%, 7/1/12	110	110
Massachusetts State G.O.Unlimited Bonds, Series A, Consolidated Loan, 5.00%, 8/1/12	290	291
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series FF, Harvard University, 5.00%, 7/15/12	100	100
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Massachusetts Institute of Technology (G.O. of Institution),
5.25%, 7/1/12	100	100
Massachusetts State School Building Authority Sales TRB, Senior Series B, 5.00%, 10/15/15	1,000	1,143
Massachusetts State Special Obligation Revenue Refunding Bonds, Senior Federal Highway Grant Anticipatory Notes, 5.00%, 6/15/13	150	157

		9,164

Michigan - 1.3%
Detroit Water Supply System Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded, 5.25%, 7/1/13	1,000	1,050
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	943
Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,683
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Program (NATL-RE Insured), Escrowed to Maturity, 5.25%, 10/15/13	250	266

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Michigan - 1.3% continued
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Program (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	$5,000	$5,305
Michigan State Building Authority Revenue Refunding Bonds, Series III, Facilities Program (AGM Insured) Prerefunded, 5.00%, 10/15/12	250	254
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	1,850	2,112
Michigan State Municipal Bond Authority Revenue Bonds, State Revolving Fund, Drinking Water Project, 5.25%, 10/1/12	450	456
Waverly Community Schools G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 5/1/13	300	311

		13,380

Minnesota - 2.7%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Programme), 3.00%, 2/1/17	825	901
Edina Independent School District No. 273 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Programme), 5.00%, 2/1/18	4,310	5,200
Minneapolis Health Care System Revenue Bonds, Series A, Allina Health System, Prerefunded, 5.75%, 11/15/12	420	429
Minnesota State 911 Revenue Bonds, Public Safety Radio Communications System (Assured Guaranty Insured), 4.00%, 6/1/13	250	259
Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.25%, 11/1/12	100	102
Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,259
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	11,064
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/14	$2,320	$2,471
Rochester G.O. Unlimited Waste Water Refunding Bonds, Series A, 5.00%, 2/1/19	1,810	2,235
St Paul Independent School District No. 625 G.O. Unlimited Refunding Bonds, Series C (School District Credit Programme), 3.50%, 2/1/13	125	127

		28,047

Mississippi - 0.3%
Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,620	2,775

Missouri - 0.1%
Curators of the University System Facilities Revenue Bonds, Series A, 4.25%, 11/1/12	100	102
St. Louis Airport Revenue Bonds, Series A, Capital Improvement Program (NATL-RE Insured), Prerefunded, 5.38%, 7/1/12	570	570

		672

Nebraska - 0.2%
Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,850
Nebraska State Public Power District General Revenue Bonds, Series B (AGM Insured), 5.00%, 1/1/13	350	358
Omaha Sanitary & Sewer Revenue Refunding Bonds, Series A, 2.00%, 12/1/12	250	252

		2,460

Nevada - 1.4%
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds, (AMBAC Insured), 5.00%, 7/1/13	635	664
Clark County School Building District G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	2,000	2,248

TAX-EXEMPT FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Nevada - 1.4% continued
Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/18	$2,000	$2,248
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/15	3,000	3,308
Clark County Water Reclamation District G.O. Limited Bonds, Series B, 4.00%, 7/1/13	1,225	1,269
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured) Escrowed to Maturity, 5.00%, 6/1/13	380	397
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured),, 5.00%, 6/1/13	1,220	1,268
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Limited Tax, Series D, 5.00%, 6/1/15	770	862
Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured) Escrowed to Maturity, 5.00%, 6/1/13	40	42
Washoe County School Building District G.O. Limited Refunding Bonds, Series A, Unrefunded Balance (NATL-RE Insured), 5.00%, 6/1/13	155	162
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	2,071

		14,539

New Hampshire - 0.5%
Cheshire County G.O. Unlimited Bonds (NATL-RE Insured), 4.25%, 10/1/12	800	808
Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded, 5.50%, 6/1/13	1,400	1,468
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A, University System, 5.00%, 7/1/14	3,000	3,263

		5,539

New Jersey - 6.1%
Essex County Improvement G.O. Unlimited Bonds, Series A, 4.00%, 8/1/12	$230	$231
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series A (AGM Insured), 5.50%, 11/1/13	500	535
Middlesex County Improvement Authority Revenue Bonds, Capital Equipment (County Gtd.), 4.50%, 9/15/12	100	101
Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	4,074
4.00%, 1/15/20	5,255	6,097
New Jersey State EDA Revenue Refunding Bonds, Small Project Loan Program, 5.00%, 8/15/12	275	277
New Jersey State EDA School Facilities Construction Revenue Bonds, Series T-3 (AGM Insured), 5.00%, Mandatory Put 9/1/14	2,500	2,718
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE, 5.00%, 9/1/18	10,000	11,867
New Jersey State Educational Facilities Authority Princeton Theological Revenue Bonds, Series A, 3.00%, 7/1/12	200	200
New Jersey State Environmental Infrastructure Trust Revenue Bonds, 5.00%, 9/1/20	2,280	2,864
New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	3,200	3,629
New Jersey State G.O. Unlimited Refunding Bonds, Series H, 5.25%, 7/1/13	250	263
New Jersey State G.O. Unlimited Refunding Bonds, Series Q, 5.00%, 8/15/17	10,000	11,919
New Jersey State Transit Corp. COP, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,181
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 12/15/12	395	404

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
New Jersey - 6.1% continued
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D, Unrefunded Balance (AMBAC Insured), 5.00%, 6/15/18	$4,000	$4,390
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/19	2,250	2,691
Ocean County General Improvement G.O. Unlimited Bonds (XLCA Insured), 4.00%, 8/1/12	190	191
Union County G.O. Unlimited Bonds, 3.00%, 3/1/19	4,315	4,728
Union County G.O. Unlimited Bonds, Series B, 3.00%, 3/1/20	2,887	3,034
Union County G.O. Unlimited Bonds, Vocational Technology School (School Board Resource Fund Insured), 3.50%, 2/15/13	100	102
3.00%, 3/1/18	460	505
Wayne Township G.O. Unlimited Bonds (AGM Insured), 3.75%, 11/1/12	345	349

		63,350

New Mexico - 2.1%
Albuquerque G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,706
Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,798
Las Cruces School District No. 2 G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 8/1/13	775	805
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds, 4.00%, 6/1/13	1,000	1,034
New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	11,970
Santa Fe Public School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding), 4.00%, 8/1/12	100	100

		21,413

New York - 9.1%
Hempstead Town G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 4.50%, 8/1/12	100	100
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,363
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (AGM Insured), 3.90%, 11/15/12	150	152
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,626
Metropolitan Transportation Authority Revenue Refunding Bonds, Series E (NATL-RE Insured), 5.50%, 11/15/12	335	341
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured), 5.00%, 11/15/12	4,000	4,070
New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,736
New York City Health System & Hospital Corp. Revenue Bonds, Series A, (G.O. of Corp. Insured), 5.00%, 2/15/13	5,000	5,138
New York City Municipal Water Finance Authority Fiscal 2008 Water & Sewer System Revenue Bonds, Series C, 5.00%, 6/15/13	200	209
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.25%, 8/1/13	5,035	5,310
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series E (NATL-RE Insured), Prerefunded, 5.25%, 2/1/13	110	113
New York City Transitional Finance Authority Future TRB, Unrefunded Balance, 3.50%, 8/1/12	175	176

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
New York - 9.1% continued
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured, 5.00%, 11/1/15	$5,000	$5,724
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, 5.25%, 8/1/12	250	251
New York City Transitional Finance Authority Revenue Bonds, Subseries A-3, Future Tax Secured, Escrowed to Maturity, 3.00%, 8/1/12	230	231
New York City Transitional Finance Authority Revenue Bonds, Subseries E, Future Tax Secured, 4.00%, 11/1/12	195	198
New York City Transitional Finance Authority Revenue Bonds, Subseries B3, Future Tax Secured, 4.00%, 11/1/13	140	147
New York City Transitional Finance Authority Revenue Recovery Bonds, Subseries 3B-1, 5.00%, 11/1/12	160	163
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Future Tax Secured, 5.00%, 11/1/15	8,400	9,614
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/12	325	326
New York G.O. Unlimited Bonds, Series A, 3.75%, 8/1/12	100	100
2.50%, 8/1/13	100	102
New York G.O. Unlimited Bonds, Series B, 5.00%, 8/1/13	105	110
New York G.O. Unlimited Bonds, Series C, 5.00%, 8/1/12	245	246
5.50%, 8/1/12	295	296
New York G.O. Unlimited Bonds, Series G, 5.00%, 8/1/13	200	210
New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/13	150	158
New York G.O. Unlimited Bonds, Series I, 4.50%, 8/1/12	100	100
New York G.O. Unlimited Bonds, Series E-1, 4.25%, 10/15/13	100	105
New York State Dormitory Authority Lease Supported Debt Revenue Bonds, Series A, University Dormitory Facilities, 3.25%, 7/1/12	100	100
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School District Financing Program (AGM Insured), 4.00%, 10/1/12	100	101
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Cornell University, 3.00%, 7/1/12	200	200
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	1,905	2,195
5.00%, 10/1/17	2,880	3,368
New York State Dormitory Authority Personal Education Income TRB, Series A, 5.00%, 3/15/16	1,265	1,459
New York State Dormitory Authority Personal Income TRB, Series A, Economic Development & Housing, 5.00%, 12/15/12	170	174
New York State Dormitory Authority Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/13	5,000	5,146
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated Fifth General (NATL-RE FGIC Insured), 5.00%, 7/1/13	240	251
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, City University System Consolidated Fifth General Resolution, 5.00%, 7/1/14	1,370	1,494

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
New York - 9.1% continued
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/14	$2,810	$3,015
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Upstate Community Colleges, 5.25%, 7/1/13	100	105
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, Series A, Consolidated Service Contract, 3.00%, 7/1/12	475	475
3.00%, 7/1/13	200	205
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project, 5.25%, 6/15/21	6,510	6,536
New York State Environmental Facilities Corp. Personal Income TRB, Series A (FGIC Insured) Prerefunded, 5.25%, 1/1/13	410	420
New York State G.O. Unlimited Bonds, Series A, 4.00%, 3/1/13	250	256
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A Senior Lien (G.O. of Corp. Insured), 5.00%, 4/1/13	110	114
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A-1, Sub Lien (AGM G.O. of Corp. Insured), 5.00%, 4/1/13	165	171
New York State Power Authority Revenue Bonds, Series A, 5.00%, 11/15/12	200	204
New York State Thruway Authority General Revenue Bonds, Second Series B (AGM Insured), 5.00%, 4/1/13	120	124
New York State Thruway Authority Local Highway & Bridge Revenue Bonds, 5.00%, 4/1/15	4,500	5,031
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A, 5.00%, 4/1/14	1,000	1,079
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A-1, 4.00%, 4/1/13	205	211
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,237
New York State Thruway Authority Services Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/13	3,000	3,108
New York State Thruway Authority General Revenue Bonds, Second Series B (NATL-RE FGIC Insured), 5.00%, 4/1/13	150	156
New York State Urban Development Corp. Personal Income TRB, Series A-1, 4.00%, 12/15/12	100	102
5.00%, 12/15/12	175	179
New York State Urban Development Corp. Personal Income TRB, Series C, 4.50%, 3/15/13	150	155
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,421
Orange County G.O. Unlimited Refunding Bonds, Series B, 3.38%, 7/15/12	250	250
Orange County Various Purpose G.O. Unlimited Bonds (NATL-RE FGIC Insured), 4.25%, 7/1/12	150	150
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.25%, 11/15/18	5,000	5,093
Westchester County G.O. Unlimited Bonds, Series B, 3.00%, 6/1/13	175	180

		94,880

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
North Carolina - 1.2%
Charlotte Water & Sewer System Revenue Bonds, Series B, 4.00%, 7/1/12	$300	$300
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/16	10,000	11,601
North Carolina State Highway G.O. Unlimited Bonds, Prerefunded, 4.63%, 5/1/13	330	342
5.00%, 5/1/13	400	416
North Carolina State University At Raleigh General Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/1/12	100	101
Wake County G.O. Unlimited Bonds, Series A, Public Improvement, 5.00%, 4/1/13	100	104
Wilmington City G.O. Unlimited Bonds, Series A, 3.50%, 9/1/12	100	100

		12,964

Ohio - 4.1%
Cincinnati City School District G.O. Unlimited Bonds, Classroom Facilities Constructions & Improvement (AGM Insured), 5.00%, 12/1/12	3,000	3,060
Dublin City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement, Prerefunded, 5.38%, 12/1/12	110	112
Lorain County Justice Center G.O. Limited Bonds (NATL-RE FGIC Insured), Prerefunded, 5.50%, 12/1/12	195	199
Montgomery County Various Purpose G.O. Limited Refunding Bonds, 1.50%, 12/1/12	2,550	2,562
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	6,832
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14	2,500	2,750
Ohio State G.O. Unlimited Bonds, Series A, 4.00%, 9/1/12	100	101
Ohio State Higher Education G.O. Unlimited Bonds, Series B, Prerefunded, 5.25%, 11/1/12	360	366
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	7,500	8,212
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series A, 3.75%, 9/1/12	100	101
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2010-1, 3.00%, 6/15/13	800	820
Ohio State New Infrastructure Major Project Revenue Bonds, Series 2007-1 (AGM Insured), 5.00%, 6/15/13	210	219
Ohio State University General Receipts Revenue Bonds, Series A, 5.25%, 12/1/12	175	179
Ohio State University General Receipts Revenue Bonds, Series A, Prerefunded, 5.00%, 12/1/12	2,035	2,076
Ohio State University Revenue Refunding Bonds, Series A, 5.00%, 12/1/14	5,000	5,539
Ohio State University Revenue Refunding Bonds, Series B, 4.00%, 6/1/13	100	104
Ohio State Water Quality Development Authority PCR Refunding Bonds, 5.00%, 12/1/14	2,250	2,498
Olentangy Local School District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement, Prerefunded, 5.25%, 12/1/12	200	204
University of Akron Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,763
University of Cincinnati Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/13	2,110	2,199
5.00%, 6/1/14	1,795	1,946

		42,842

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Oklahoma - 0.2%
Oklahoma State Capital Improvement Authority State Facilities Revenue Bonds, Series F, Higher Education Project (AMBAC Insured), 5.00%, 7/1/13	$150	$157
Oklahoma State Department of Transportation Revenue Bonds, Series A, Grant Anticipation Notes, 5.00%, 9/1/12	100	101
Oklahoma State Municipal Power Authority Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,733
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A, 2.00%, 6/1/14	270	277
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series B, 4.00%, 8/1/12	225	226

		2,494

Oregon - 1.7%
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	2,380	2,860
Oregon State Department of Administrative Services COP, Series C, 5.00%, 11/1/14	2,895	3,193
Oregon State Department of Administrative Services Lottery Revenue Bonds, Series A, 4.00%, 4/1/13	100	103
Oregon State Department of Administrative Services Refunding COP, Series D, 5.00%, 11/1/14	5,670	6,255
Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,524
Portland Arena G.O. Limited Refunding Bonds, Series B, 5.00%, 6/1/13	100	104
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,702

		17,741

Pennsylvania - 3.1%
Delaware County G.O. Unlimited Bonds, Series A, 3.00%, 10/1/13	115	119
Delaware River Joint Toll Bridge Commission Revenue Bonds, 5.25%, 7/1/12	250	250
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	319
Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital Bethlehem, Prerefunded, 5.38%, 8/15/13	1,000	1,058
Pennsylvania State G.O. Unlimited Bonds, First Series (NATL-RE Insured), 5.00%, 1/1/13	220	225
Pennsylvania State G.O. Unlimited Bonds, First Series A, 5.00%, 11/1/12	150	153
Pennsylvania State G.O. Unlimited Bonds, Third Series, 5.00%, 9/1/13	100	106
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	17,011
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,996
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 7/15/12	300	301
University of Pittsburgh of the Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University), 5.00%, 9/15/14	6,000	6,604

		32,142

Rhode Island - 0.0%
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/14	150	165

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Rhode Island - 0.0% continued
Rhode Island State Clean Water Finance Agency Water PCR Bonds, 5.00%, 10/1/12	$100	$101

		266

South Carolina - 1.9%
Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded, 5.50%, 12/1/12	1,140	1,177
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,871
South Carolina Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/15	10,000	11,208
South Carolina State Public Service Authority Revenue Bonds, Series D, Santee Cooper, 5.00%, 1/1/13	110	113
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.00%, 1/1/13	100	102
South Carolina State Public Service Authority Revenue Refunding Bonds, Series D (AGM Insured), 5.25%, 1/1/13	220	226
South Carolina State Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/1/12	500	506

		20,203

Tennessee - 2.5%
Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 7/1/12	5,000	5,001
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University), 5.25%, 10/1/15	5,000	5,734
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University), 5.00%, 10/1/12	1,600	1,620
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue Refunding Bonds, Subordinated Lien, 5.00%, 7/1/20	1,500	1,820
Shelby County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 4/1/15	4,005	4,495
Shelby County G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 4/1/15	995	1,118
Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,639
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program, 4.00%, 5/1/14	1,030	1,100

		26,527

Texas - 5.7%
Alamo Community College District G.O. Limited Maintenance Tax Notes, 3.00%, 2/15/13	300	305
Austin Community College District G.O. Limited Bonds (AMBAC Insured), Prerefunded, 5.00%, 8/1/13	100	105
Austin Public Property Financial Contractual G.O. Limited Bonds, 4.25%, 5/1/13	100	103
Austin Water & Wastewater System Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 11/15/13	100	107
Bell County G.O. Limited Tax Notes, Unrefunded Balance (AMBAC Insured), 5.00%, 2/15/13	170	175
Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF Gtd.), 5.00%, 2/15/13	350	361

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Texas - 5.7% continued
Carrollton Refunding & Improvement G.O. Limited Bonds, 2.00%, 8/15/12	$250	$251
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.), 3.13%, 2/15/17	7,140	7,866
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 3.25%, 2/15/17	7,000	7,752
Dallas County Schools G.O. Limited Bonds, Public Property Finance Contractual Obligation, 3.00%, 12/1/13	250	259
Dallas G.O. Limited Bonds, Equipment Acquisition Contractual Obligation, 4.00%, 8/15/12	500	502
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.), 5.50%, 2/15/17	10,000	12,092
Dallas Waterworks & Sewer System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/12	250	253
Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded, 4.38%, 3/1/13	1,000	1,028
Harris County G.O. Limited Refunding Bonds, Series A, Permanent Improvement, 4.00%, 10/1/12	100	101
Harris County Toll Road G.O. Unlimited Refunding Bonds, Sub Lien (NATL-RE FGIC Insured), 6.00%, 8/1/12	150	151
Harris County Toll Road G.O. Unlimited Subordinate Refunding Bonds, (AGM Insured), Prerefunded, 5.25%, 8/15/12	500	503
Harris County Toll Road Revenue Refunding Bonds, Senior Lien (AGM Insured), Prerefunded, 5.38%, 8/15/12	150	151
Highland Park Independent School District G.O. Unlimited Bonds, School Building Project, 4.00%, 2/15/13	100	102
Houston Combined Utility System Revenue Refunding Bonds, First Lien Series C, 5.00%, 11/15/13	300	319
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 3/1/15	3,000	3,352
Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,918
Killeen Waterworks & Sewer System Revenue Bonds (NATL-RE Insured), 3.75%, 8/15/12	100	100
La Joya Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), 1.00%, 8/1/13(1)	125	124
Lower Colorado River Authority Revenue Bonds, Series 2012-1, 5.00%, 5/15/15	1,510	1,692
Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/13	490	510
Lower Colorado River Authority Revenue Refunding Bonds, Escrowed to Maturity, 5.00%, 5/15/13	5	5
5.00%, 5/15/13	5	5
5.00%, 5/15/15	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Escrowed to Maturity, 5.00%, 5/15/15	65	73
Lower Colorado River Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 5/15/13	1,000	1,041
Lubbock County G.O. Limited Bonds (NATL-RE FGIC Insured), 4.00%, 2/15/13	350	358
Mansfield Independent School District G.O. Unlimited Refunding Bonds, 4.00%, 2/15/13	150	154
Mesquite Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF Gtd.), 5.00%, 8/15/12	350	352
North Texas State Municipal Water District System Revenue Bonds, 5.00%, 9/1/13	400	422

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Texas - 5.7% continued
Round Rock G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 8/15/13	$190	$200
San Antonio Electric & Gas Revenue Refunding Bonds, Unrefunded Balance, 5.25%, 2/1/13	190	196
San Antonio General Improvement G.O. Limited Refunding Bonds, 4.00%, 8/1/12	1,585	1,590
San Marcos G.O. Limited Certificates (AMBAC Insured), Prerefunded, 4.00%, 8/15/12	250	251
San Marcos Waterworks & Wastewater System Revenue Bonds (AGM Insured), Prerefunded, 4.45%, 8/15/12	175	176
Tarrant County G.O. Limited Tax Notes, 4.00%, 7/15/12	150	150
Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	7,995
Texas State PFA G.O. Unlimited Refunding Bonds, 5.50%, 10/1/12	2,260	2,291
University of Texas Financing System Revenue Refunding Bonds, Series A, 5.25%, 8/15/12	500	503
University of Texas Financing System Revenue Refunding Bonds, Series C, 5.00%, 8/15/12	100	101

		60,051

Utah - 3.6%
Davis County School District G.O. Unlimited Bonds (School Board Guaranty Program), 3.25%, 6/1/13	330	339
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	7,540	9,142
Intermountain Power Agency Supply Revenue Refunding Bonds, Series A, 5.00%, 7/1/12	10,000	10,003
5.50%, 7/1/14	3,500	3,679
Intermountain Power Agency Supply Revenue Refunding Bonds, Sub Series A (AMBAC Insured), 5.00%, 7/1/13	125	131
Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	650	695
Utah State G.O. Unlimited Bonds, Series C, 3.00%, 7/1/12	1,000	1,000
Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	11,538
Utah State G.O. Unlimited Refunding Bonds, Series B, 5.38%, 7/1/12	1,000	1,000

		37,527

Vermont - 0.0%
Vermont State Educational & Health Buildings Financing Agency Revenue Bonds, Series A, Middlebury College Project, Escrowed to Maturity, 5.25%, 11/1/12	225	229

Virginia - 5.8%
Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,583
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	11,719
Henrico County Public Improvement G.O. Unlimited Bonds, Series A, 2.00%, 8/1/12	1,790	1,793
Leesburg G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured State Aid Withholding), 4.00%, 9/15/12	125	126
Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	10,000	12,105
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B, (State Aid Withholding), 5.00%, 12/1/13	1,000	1,068
Norfolk Capital Improvement G.O. Unlimited Bonds, Series A, 2.25%, 11/1/13	675	693
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, Public Higher Education Financing Programme, 5.00%, 9/1/12	200	202

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Virginia - 5.8% continued
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/20	$8,170	$10,092
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B, 5.00%, 8/1/12	1,355	1,361
Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/16	1,000	1,173
Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding), 5.00%, 8/1/19	10,000	12,333
Virginia State Resources Authority Infrastructure Revenue Bonds, Senior Non Ace Series A, Pooled Financing Program, 5.00%, 11/1/15	4,025	4,601
Virginia State Resources Senior Authority Infrastructure Revenue Bonds, Unrefunded Balance, 3.00%, 11/1/13	130	135

		60,984

Washington - 4.2%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series A (AMBAC Insured), 3.63%, 11/1/13	100	105
Energy Northwest Electric Revenue Bonds, Series A, 5.50%, 7/1/12	200	200
Energy Northwest Electric Revenue Bonds, Series F, Columbia Generating Station (NATL-RE Insured), 5.00%, 7/1/12	125	125
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1, 5.00%, 7/1/12	1,270	1,270
5.00%, 7/1/14	3,500	3,821
5.50%, 7/1/14	1,200	1,322
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3, 5.00%, 7/1/15	5,000	5,659
5.00%, 7/1/18	10,000	12,108
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3 (AMBAC Insured), 5.00%, 7/1/13	150	157
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3, 5.00%, 7/1/12	150	150
Energy Northwest Electric Revenue Refunding Bonds, Series D, Project 1, 5.00%, 7/1/12	5,615	5,617
Energy Northwest Electric Revenue Refunding Bonds, Series D, Columbia Generating, 5.00%, 7/1/12	1,495	1,496
Franklin County Public Utility District No. 1 Electric Revenue Refunding Bonds (NATL-RE Insured), Prerefunded, 5.63%, 9/1/12	1,000	1,009
King County G.O. Limited Tax Refunding Bonds (AGM Insured), 4.00%, 1/1/13	100	102
Pierce County School District No. 320 Sumner G.O. Unlimited Refunding Bonds (AGM School Board Guaranty Insured), 4.00%, 12/1/12	100	102
Port Seattle Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 7/1/12	200	200
Seattle Municipal Light & Power Improvement Revenue Refunding Bonds, 5.00%, 4/1/13	200	207
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,387
Snohomish County Public Utility System District No. 1 Electric Revenue Refunding Bonds, 2.00%, 12/1/13	100	102
Washington State G.O. Unlimited Bonds, Series B, Motor Vehicle Fuel Tax, 5.00%, 7/1/13	100	105

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
Washington - 4.2% continued
Washington State G.O. Unlimited Bonds, Series D, 4.25%, 1/1/13	$145	$148
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	6,237

		43,629

Wisconsin - 1.5%
Milwaukee City G.O. Unlimited Promissory Notes, Series N1, 3.00%, 2/15/13	150	152
5.00%, 2/15/16	4,300	4,963
Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,314
Racine Water Works System Mortgage Revenue Bonds (NATL-RE Insured), 4.00%, 9/1/12	100	101
Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	4,625	5,208
Wisconsin State Transportation Revenue Refunding Bonds (AGM Insured), 5.25%, 7/1/12	225	225

		15,963

Total Municipal Bonds (Cost $938,543)		980,921

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.0%
AIM Tax-Free Cash Reserve Portfolio	95,960	$96
Northern Institutional Funds - Tax-Exempt Portfolio(2) (3)	21,430,901	21,431

Total Investment Companies (Cost $21,527)		21,527

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.0%
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-2, 2.50%, 6/1/13	$5,000	$5,088
Michigan State Finance Authority Revenue Bonds, Series C1, State Aid Notes, 2.00%, 8/20/12	7,500	7,518
Richardson G.O. Limited Bonds, Series B, 2.00%, 2/15/13	900	910
South Carolina Economic Development G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 3.00%, 4/1/13	20	20
Texas State Transportation TRANS, Series A, 2.50%, 8/30/12	17,500	17,567

Total Short-Term Investments (Cost $31,095)		31,103

Total Investments - 98.9% (Cost $991,165)		1,033,551

Other Assets less Liabilities - 1.1%		11,298

NET ASSETS - 100.0%		$1,044,849

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $45,177,000 with net sales of approximately $23,746,000 during the three months ended June 30, 2012.

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	34.6%
General	19.4
School District	13.4
Power	7.8
Transportation	6.2
Higher Education	5.4
All other sectors less than 5%	13.2

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     19    TAX-EXEMPT FIXED INCOME FUNDS

JUNE 30, 2012 (UNAUDITED)

At June 30, 2012, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	28.7%
AA	58.5
A	7.0
SP1+/MIG1	2.9
SP1/MIG1	0.3
Not Rated	0.5
Cash and Equivalents	2.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$991,165

Gross tax appreciation of investments	$43,038
Gross tax depreciation of investments	(652)

Net tax appreciation of investments	$42,386

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$980,921	(1)	$—	$980,921
Investment Companies	21,527	—		—	21,527
Short-Term Investments	—	31,103		—	31,103

Total Investments	$21,527	$1,012,024		$—	$1,033,551

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT     21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1%
Alaska - 0.3%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	$3,000	$3,273

Arizona - 1.6%
Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,843
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subordinated Series A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,310
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	6,000	7,357

		18,510

California - 10.9%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	10,000	12,558
Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,676
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	130	130
California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,399
California State Health Facilities Financing Authority Revenue Bonds, Series A, Lucile Packard Childrens Hospital, 5.00%, 8/15/51	5,000	5,348
California State Health Facilities Financing Authority Revenue Bonds, Series A, Memorial Health Services, 5.00%, 10/1/33	2,500	2,802
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 4/1/42	15,400	16,377
California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 4/1/38	10,000	10,498
Carlsbad Unified School District Convertible Capital Appreciation Election G.O. Unlimited Bonds, Series B, 3.19%, 5/1/34(1)	2,500	1,901
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,091
Los Angeles County Sanitation Districts Financing Authority Capital Project Revenue Bonds, Series A (AGM Insured), Partially Prerefunded, 5.00%, 10/1/21	1,000	1,054
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A, 5.00%, 7/1/43	10,000	11,176
Menlo Park G.O. Unlimited Bonds, Prerefunded, 5.25%, 8/1/12	1,000	1,015
Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,891
Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	7,020	7,931
Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,424
San Diego County Regional Transportation Commission Revenue Bonds, Series A, 5.00%, 4/1/48	5,000	5,527
San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,625
San Francisco City & County Public Utilities Commission Water Revenue Bonds, 5.00%, 11/1/43	10,000	11,020
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	5,000	5,726
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1 Election 2008, 6.00%, 7/1/43	1,100	1,334
University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,910
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	7,000	8,319

		125,732

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1% continued
Colorado - 1.5%
Colorado Springs Utilities System Revenue Refunding Bonds, Series B, 5.00%, 11/15/25	$2,500	$3,021
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series B (State Higher Education Intercept Program Insured), 5.00%, 3/1/24	2,000	2,477
Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,376
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	2,275	2,284
Mesa County Valley School District No. 51 Grand Junction G.O. Unlimited Refunding Bonds (State Aid Withholding Insured), 5.00%, 12/1/23	5,000	6,182

		17,340

Connecticut - 0.9%
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	2,500	3,051
Connecticut State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/22	5,000	6,272
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	735	789

		10,112

Delaware - 0.2%
Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured), 5.80%, 7/1/35	1,980	2,070

District of Columbia - 2.1%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,122
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	23,018

		24,140

Florida - 5.5%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	5,235	5,931
5.00%, 9/1/25	1,000	1,122
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,708
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/22	7,000	7,832
Florida State Board of Education G.O. Unlimited Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	374
Florida State Board of Education G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	380	409
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay, 2.50%, 6/1/22	1,500	1,534
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	9,535	10,418
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	11,494
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	2,000	2,397
6.25%, 10/1/31	3,000	3,570
Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,821
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	6,805	7,927
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,855	5,217

		63,754

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1% continued
Georgia - 1.5%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	$7,500	$8,417
Atlanta Airport Revenue Bonds, Series B, 5.00%, 1/1/37	1,000	1,100
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,612
Metropolitan Atlanta Rapid Transit Authority Revenue Refunding Bonds, Series A, Third Indenture, 4.00%, 7/1/40	5,000	4,959

		17,088

Hawaii - 3.0%
Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	5,000	5,603
Hawaii State G.O. Unlimited Refunding Bonds, Series DZ, 5.00%, 12/1/28(2)	5,000	5,928
Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,143
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured), 5.00%, 7/1/35	15,000	16,391
University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,648

		34,713

Illinois - 9.8%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, Unrefunded Balance (NATL-RE Insured), 13.34%, 1/1/33(1)	505	163
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,005
Chicago O’Hare International Airport General Revenue Refunding Bonds, Second Lien (AMT) (AMBAC Insured), 5.50%, 1/1/18	5,000	5,015
Chicago Sales TRB, Series A, 5.00%, 1/1/41	5,000	5,487
Illinois State Educational Facilities Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/38	5,505	5,790
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	4,850	5,440
5.25%, 3/1/40	2,500	2,744
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, 6.13%, 10/1/40	5,000	5,766
Illinois State Finance Authority Revenue Bonds, Series B, Loyola University Chicago, 5.00%, 7/1/42	5,000	5,388
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2/1/27	5,000	5,535
Illinois State Sales TRB, 5.25%, 6/15/24	5,000	5,190
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	10,500	11,455
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,481
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place (AGM Insured), 5.00%, 6/15/50	12,500	13,072
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B-2, McCormick Project, 5.00%, 6/15/50	5,000	5,213
Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured), 5.25%, 6/15/42	5,000	5,059
Metropolitan Pier & Exposition Authority Revenue Bonds, Series B, McCormick Place Project, 5.00%, 6/15/52(2)	15,000	15,769
Metropolitan Pier & Exposition Authority Revenue CABS, Series B, McCormick Place Project, 13.09%, 12/15/41(1)(2)	10,000	2,058

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1% continued
Illinois - 9.8% continued
20.93%, 12/15/51(1) (2)	$10,000	$1,101
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	2,900	3,621
Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,571

		113,923

Indiana - 1.5%
Hamilton County Public Building Corp. First Mortgage Revenue Bonds, 7.25%, 8/1/13	4,200	4,354
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien - CWA Authority, 5.25%, 10/1/38	2,500	2,812
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), 7.40%, 7/1/15	5,620	6,291
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured), 3.50%, 6/1/18	3,280	3,590

		17,047

Kansas - 0.9%
Wichita G.O. Unlimited Renewal & Improvement Temporary Notes, Series 248, 0.30%, 8/15/13	10,800	10,801

Louisiana - 2.7%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,523
Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	10,000	12,387
Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/24	5,000	6,089
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/1/26	6,000	7,178

		31,177

Maryland - 2.0%
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B, 3.00%, 3/15/23	1,900	2,012
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	5,944
Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	5,610	6,876
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, John Hopkins Health System, 5.00%, 7/1/27	2,200	2,601
Prince Georges County G.O. Limited Bonds, Series A, Consolidated Public Improvement, 5.00%, 9/15/21	5,000	6,381

		23,814

Massachusetts - 9.2%
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/30	5,675	7,091
5.25%, 7/1/31	4,130	5,288
5.25%, 7/1/34	7,000	9,033
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 5.00%, 10/1/22	5,000	6,195
5.00%, 10/1/23	14,375	17,576
Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,182
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured), 5.00%, 7/1/19	5,000	5,883
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, 5.25%, 7/1/29	5,000	5,622
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/22(2)	10,000	12,585
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), 5.00%, 8/15/30	5,000	5,520

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1% continued
Massachusetts - 9.2% continued
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/27	$10,000	$11,952
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,913
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, (AGM Insured), 5.25%, 8/1/28	5,000	6,412
5.25%, 8/1/31	5,000	6,406

		106,658

Michigan - 1.7%
Detroit City School District G.O. Unlimited Refunding Bonds, Series A, School Building & Site Improvement (Q-SBLF Insured), 5.00%, 5/1/22	6,750	7,918
Michigan State Building Authority Revenue Refunding Bonds, Series I-A, Facilities Program, 5.50%, 10/15/45	2,565	2,891
Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.38%, 10/15/36	5,000	5,636
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program, 1.00%, 12/1/25	3,050	2,186
Wayne Charter County Airport Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured), Prerefunded, 5.38%, 12/1/12	905	924
Wayne Charter County Airport Revenue Refunding Bonds, Series C, Unrefunded Balance (NATL-RE FGIC Insured), 5.38%, 12/1/15	95	97

		19,652

Minnesota - 0.5%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project, (AGM School District Credit Program Insured), 5.00%, 2/1/26	5,000	5,439

Mississippi - 1.0%
Mississippi State G.O. Unlimited Bonds, Series A, Capital Improvement Projects, 5.00%, 10/1/36	10,000	11,363
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	35	36

		11,399

Nebraska - 0.8%
Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/28	5,355	6,280
Omaha Public Power System District Revenue Bonds, Series A, 5.50%, 2/1/39	2,500	2,797

		9,077

Nevada - 0.4%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,842
Clark County Passenger Facility Charge Revenue Bonds, Series A-1 (AMT), Las Vegas-McCarran (AMBAC Insured), 5.00%, 7/1/26	2,820	2,943

		4,785

New Hampshire - 1.0%
New Hampshire State Health University System & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	10,000	11,577

New Jersey - 2.3%
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	445
New Jersey State Transportation Trust Fund Authority Capital Appreciation System Revenue Bonds, Series C (AMBAC Insured), 9.49%, 12/15/28(1)	1,000	466
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/42	10,000	10,952
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 2.21%, 1/1/35(1)	5,000	4,593

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1% continued
New Jersey - 2.3% continued
North Hudson Sewerage Authority Gross Revenue Lease Certificates, Series A, 5.00%, 6/1/42	$10,000	$10,834

		27,290

New Mexico - 0.3%
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series 1-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities), 5.00%, 9/1/26	3,110	3,398

New York - 16.2%
Long Island Power Authority General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	5,945
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	11,176
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 11/15/21	5,000	5,765
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured), 5.00%, 11/15/30	15,000	15,231
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,777
New York City G.O. Unlimited Refunding Bonds, Series F, 5.00%, 8/1/21	5,000	6,107
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	12,072
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011, 5.00%, 2/1/23	3,905	4,663
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/26	5,000	5,928
5.00%, 2/1/42	5,000	5,576
New York City Transitional Finance Authority Future TRB (NATL-RE FGIC Insured), Prerefunded, 5.25%, 2/1/13	4,880	5,025
New York City Transitional Finance Authority Future TRB, Subseries F-1, 5.00%, 5/1/34	5,000	5,669
5.00%, 5/1/39	5,000	5,602
New York City Transitional Finance Authority Future TRB, Unrefunded Balance (NATL-RE FGIC Insured), 5.25%, 2/1/17	120	124
New York State Dormitory Authority Non-State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding), 5.25%, 10/1/23	5,000	5,824
New York State Dormitory Authority Personal Income General Purpose Tax Revenue Refunding Bonds, Series A, 5.00%, 12/15/22	7,000	8,738
New York State Dormitory Authority Revenue Bonds, Series A, Court Facilities Lease Issue (AMBAC Insured), 5.50%, 5/15/28	5,000	6,238
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	5,000	6,766
New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	11,980	14,160
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	11,293
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, 5.50%, 4/15/35	5,000	6,901
New York State Thruway Authority General Revenue Bonds, Series I, 5.00%, 1/1/37(2)	2,500	2,733
4.13%, 1/1/42(2)	2,500	2,485
New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,995

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1% continued
New York - 16.2% continued
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	$5,000	$5,535
5.00%, 10/15/24	10,000	10,970
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	2,500	2,616
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 4.00%, 11/15/42	2,500	2,506

		187,420

North Carolina - 1.0%
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,432
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,733

		11,165

Ohio - 2.8%
Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 9/15/23	10,000	12,068
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	3,130
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health System, 5.00%, 1/1/38	10,000	10,900
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/21	5,000	6,208

		32,306

Oklahoma - 0.1%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured), 6.00%, 1/1/13	1,155	1,183

Oregon - 0.3%
Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	2,845	3,524

Pennsylvania - 0.1%
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	1,475	1,479

Puerto Rico - 0.5%
Puerto Rico Sales Tax Financing Corp. TRB, First Subordinate Series A, 6.38%, 8/1/39	5,000	5,803

South Carolina - 2.4%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,995	7,386
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	13,000	14,850
Spartanburg County Regional Health Services District Revenue Refunding Bonds, Series A, 5.00%, 4/15/37(2)	5,000	5,257

		27,493

Tennessee - 0.5%
Knoxville City G.O. Unlimited Bonds, 2.00%, 5/1/22	2,635	2,604
Metropolitan Government of Nashville & Davidson County Electric Revenue Refunding Bonds, Series B, 5.00%, 5/15/25	2,380	2,824

		5,428

Texas - 4.9%
Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 6.38%, 2/15/34	5,000	6,225
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	835	881
Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	1,780	2,165
Frisco Independent School District School Building G.O. Unlimited Bonds, Series A (PSF Gtd.), 6.00%, 8/15/38	5,000	6,220

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.1% continued
Texas - 4.9% continued
Frisco Independent School District School Building G.O. Unlimited Bonds, Series B (PSF Gtd.), Prerefunded, 5.00%, 8/15/13	$10,695	$11,255
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, 14.33%, 8/15/29(1)	12,505	4,826
Houston Airport System Revenue Refunding Bonds, Series A (AMT), Subordinate Lien, 5.00%, 7/1/23	5,000	5,733
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/32	5,000	5,025
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.25%, 5/15/31	10,000	11,701
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,010
6.00%, 10/1/21	1,250	1,260

		56,301

Virginia - 0.1%
Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,887

Washington - 0.8%
Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	6,121
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C, 3.00%, 7/1/29	3,675	3,532

		9,653

Wisconsin - 1.8%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/21	7,625	9,531
5.00%, 11/1/22	5,000	6,202
Wisconsin State Transportation Revenue Bonds, Series 2, 5.00%, 7/1/21	4,000	4,979

		20,712

Total Municipal Bonds (Cost $1,011,410)		1,077,123

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.1%
Northern Institutional Funds - Tax-Exempt Portfolio(3) (4)	59,179,341	$59,179

Total Investment Companies (Cost $59,179)		59,179

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 4.8%
Michigan State Finance Authority State Aid Revenue Notes, Series C-2, (J.P. Morgan Chase Bank N.A. LOC), 2.00%, 8/20/12	$10,000	$10,024
Oregon State Health & Science University Revenue Bonds, Series A, 2.00%, 7/1/12	5,000	5,000
Sonoma County G.O. Unlimited TRANS, 2.50%, 10/25/12	10,000	10,072
Texas State TRANS, Series A, 2.50%, 8/30/12	30,000	30,116

Total Short-Term Investments (Cost $55,207)		55,212

Total Investments - 103.0% (Cost $1,125,796)		1,191,514

Liabilities less Other Assets - (3.0)%		(34,525)

NET ASSETS - 100.0%		$1,156,989

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $157,745,000 with net sales of approximately $98,566,000 during the three months ended June 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

At June 30, 2012, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	25.7%
General Obligation	19.7
Water	12.8
School District	6.9
Transportation	6.4
Power	5.7
Financials	5.0
All other sectors less than 5%	17.8

Total	100.0%

At June 30, 2012, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	27.1%
AA	45.8
A	15.9
BBB	1.1
SP1+/MIG1	5.1
Cash and Equivalents	5.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,125,796

Gross tax appreciation of investments	$66,761
Gross tax depreciation of investments	(1,043)

Net tax appreciation of investments	$65,718

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,077,123	(1)	$—	$1,077,123
Investment Companies	59,179	—		—	59,179
Short-Term Investements	—	55,212		—	55,212

Total Investments	$59,179	$1,132,335		$—	$1,191,514

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	JUNE 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.7%
Brazil - 8.0%
All America Latina Logistica S.A.	633,402	$2,674
Amil Participacoes S.A.	260,564	2,556
Banco Bradesco S.A. ADR	495,120	7,362
Banco do Brasil S.A.	670,659	6,495
Banco Santander Brasil S.A.	430,500	3,297
Banco Santander Brasil S.A. ADR	450,571	3,492
BM&FBovespa S.A.	343,447	1,732
BR Malls Participacoes S.A.	767,101	8,689
CETIP S.A. - Mercados Organizados	565,043	7,058
Cia de Saneamento de Minas Gerais-COPASA	44,875	973
Cosan S.A. Industria e Comercio	41,173	630
Diagnosticos da America S.A.	306,632	2,005
EcoRodovias Infraestrutura e Logistica S.A.	611,700	4,931
Ez Tec Empreendimentos e Participacoes S.A.	45,956	472
Fibria Celulose S.A.*	1,653,600	12,333
Gafisa S.A. ADR*	311,282	791
Gerdau S.A. ADR	536,200	4,697
Localiza Rent a Car S.A.	527,111	7,928
MRV Engenharia e Participacoes S.A.	461,061	2,123
Natura Cosmeticos S.A.	127,332	2,935
Obrascon Huarte Lain Brasil S.A.	97,120	856
OGX Petroleo e Gas Participacoes S.A.*	493,461	1,351
Oi S.A. ADR	8,120	38
Petroleo Brasileiro S.A.	102,386	958
Petroleo Brasileiro S.A. ADR	990,929	18,600
Petroleo Brasileiro S.A. ADR	410,040	7,438
Sao Martinho S.A.	16,437	165
Sul America S.A.	87,412	683
Tim Participacoes S.A. ADR	242,600	6,662
Vale S.A.	62,303	1,239
Vale S.A. ADR	783,436	15,551

		136,714

Canada - 0.6%
Methanex Corp.	143,750	4,004
Pacific Rubiales Energy Corp.	277,962	5,886

		9,890

Chile - 0.2%
Banco de Chile	2,860,100	401
Banco Santander Chile ADR	30,398	2,356
Cia Cervecerias Unidas S.A.	61,656	774
ENTEL Chile S.A.	34,667	658

		4,189

China - 9.9%
AAC Technologies Holdings, Inc.	1,222,000	3,539
Anhui Conch Cement Co. Ltd., Class H	1,030,971	2,828
Anta Sports Products Ltd.	3,174,680	1,935
Baidu, Inc. ADR*	118,445	13,619
Bank of China Ltd., Class H	7,669,106	2,934
China Communications Services Corp. Ltd., Class H*	286,742	142
China Construction Bank Corp., Class H	28,440,755	19,609
China Dongxiang Group Co.	17,013,000	1,552
China Life Insurance Co. Ltd., Class H	904,664	2,375
China Merchants Bank Co. Ltd., Class H	2,894,500	5,467
China Petroleum & Chemical Corp., Class H	1,662,363	1,490
China Shenhua Energy Co. Ltd., Class H	2,025,143	7,155
China Zhongwang Holdings Ltd.*	554,800	214
Chongqing Rural Commercial Bank, Class H	1,881,446	765
CNOOC Ltd.	6,677,342	13,470
CNOOC Ltd. ADR	25,760	5,184
CSR Corp. Ltd., Class H	8,361,000	6,543
Ctrip.com International Ltd. ADR*	258,014	4,324
Dongfeng Motor Group Co. Ltd., Class H	3,611,023	5,629
Evergrande Real Estate Group Ltd.	3,251,000	1,681
Giant Interactive Group, Inc. ADR	197,003	951
Great Wall Motor Co. Ltd., Class H	715,920	1,439
Guangzhou Automobile Group Co. Ltd., Class H*	17,119,421	14,408
Harbin Electric Co. Ltd., Class H	4,448,978	3,620
Hengan International Group Co. Ltd.	380,500	3,700
Huadian Power International Co., Class H*	13,687,000	4,144
Industrial & Commercial Bank of China, Class H	9,909,088	5,541
Inner Mongolia Yitai Coal Co., Class B*	144,180	815
Jiangxi Copper Co. Ltd., Class H	2,230,000	4,949
Lenovo Group Ltd.	5,520,546	4,710
Mindray Medical International Ltd. ADR	71,663	2,171
Parkson Retail Group Ltd.	4,299,175	3,848
PetroChina Co. Ltd. ADR	36,070	4,658
PetroChina Co. Ltd., Class H	1,656,024	2,155
Ping An Insurance Group Co., Class H	484,500	3,910
Soho China Ltd.	1,102,442	844

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.7% continued
China - 9.9% continued
Tencent Holdings Ltd.	221,200	$6,532
Yanzhou Coal Mining Co. Ltd., Class H*	850,684	1,306

		170,156

Colombia - 0.2%
Almacenes Exito S.A.	34,034	564
Bancolombia S.A. ADR	31,551	1,951
Ecopetrol S.A.	294,285	823

		3,338

Czech Republic - 1.0%
CEZ A.S.	10,850	375
Komercni Banka A.S.	94,738	16,460

		16,835

Egypt - 0.5%
Commercial International Bank Egypt S.A.E.	2,235,026	9,572

Hong Kong - 5.6%
Beijing Enterprises Holdings Ltd.	882,000	5,324
Belle International Holdings Ltd.	4,947,493	8,463
Central China Real Estate Ltd.	1,410,883	364
Chaoda Modern Agriculture Holdings Ltd.(1)†*	5,742,000	—
China Mobile Ltd.	4,800,085	52,756
China Power International Development Ltd.	15,077,400	3,970
Cosco International Holdings Ltd.	765,998	295
Galaxy Entertainment Group Ltd.*	1,789,000	4,494
Haier Electronics Group Co. Ltd.*	2,900,000	3,503
Huabao International Holdings Ltd.	4,673,581	2,300
Kingboard Laminates Holdings Ltd.	8,169,500	3,013
KWG Property Holding Ltd.	502,500	319
Pacific Basin Shipping Ltd.	9,955,600	4,277
Shenzhen Investment Ltd.	567,332	134
Shougang Fushan Resources Group Ltd.	5,323,623	1,384
Skyworth Digital Holdings Ltd.	1,068,000	479
Stella International Holdings Ltd.	682,000	1,692
Texwinca Holdings Ltd.	3,366,000	3,186
Yuexiu Real Estate Investment Trust	380,514	183

		96,136

Hungary - 0.3%
EGIS Pharmaceuticals PLC	2,006	130
Magyar Telekom Telecommunications PLC	1,454,450	2,858
OTP Bank PLC	175,000	2,784
Richter Gedeon Nyrt	1,296	214

		5,986

India - 5.2%
Allahabad Bank	25,714	69
Andhra Bank	295,025	630
Bajaj Holdings and Investment Ltd.*	24,294	340
Bank of Baroda	178,889	2,364
Central Bank of India	612,800	906
Chambal Fertilizers & Chemicals Ltd.	57,149	75
Corporation Bank	134,338	1,002
Dr. Reddy’s Laboratories Ltd. ADR	87,400	2,594
GAIL India Ltd.	508,200	3,216
Gitanjali Gems Ltd.	68,051	368
Grasim Industries Ltd.	18,767	887
Gujarat Mineral Development Corp. Ltd.	44,806	150
HCL Technologies Ltd.	465,563	3,974
HDFC Bank Ltd. ADR	293,920	9,582
Housing Development Finance Corp.	281,680	3,312
Indiabulls Financial Services Ltd.	211,095	869
Indian Bank	421,807	1,336
Infosys Ltd. ADR	109,939	4,954
McLeod Russel India Ltd.	25,269	135
Oil & Natural Gas Corp. Ltd.	169,386	868
Patni Computer Systems Ltd.*	59,503	549
Power Finance Corp. Ltd.	404,390	1,294
State Bank of India GDR	48,145	3,742
Syndicate Bank*	164,918	315
Tata Chemicals Ltd.	69,251	387
Tata Consultancy Services Ltd.	999,597	22,972
Tata Motors Ltd. ADR	50,040	1,099
UCO Bank	503,823	726
United Phosphorus Ltd.	210,399	477
Vijaya Bank	544,325	570
Wipro Ltd.	2,782,101	20,010

		89,772

Indonesia - 1.6%
Adaro Energy Tbk PT	26,249,916	4,103
AKR Corporindo Tbk PT	1,101,000	410
Aneka Tambang Persero Tbk PT	2,698,825	387
Astra Agro Lestari Tbk PT	331,320	709
Bank Bukopin Tbk PT	3,167,276	213
Bank Mandiri Persero Tbk PT	4,768,304	3,690
Bank Rakyat Indonesia Persero Tbk PT	6,546,500	4,479

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.7% continued
Indonesia - 1.6% continued
Indo Tambangraya Megah Tbk PT	158,222	$609
Indofood Sukses Makmur Tbk PT	5,041,000	2,610
Kalbe Farma Tbk PT	26,500	11
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,318,060	665
Sampoerna Agro PT*	633,000	201
Semen Gresik Persero Tbk PT	5,369,000	6,482
Tambang Batubara Bukit Asam Persero Tbk PT	1,026,343	1,621
Telekomunikasi Indonesia Persero Tbk PT	1,056,263	919

		27,109

Israel - 0.2%
Israel Chemicals Ltd.	300,046	3,312

Malaysia - 1.4%
Axiata Group Bhd.	3,304,800	5,706
Berjaya Sports Toto Bhd.	164,604	224
British American Tobacco Malaysia Bhd.	26,192	464
DiGi.Com Bhd.	866,298	1,162
DRB-Hicom Bhd.	1,297,862	1,041
Genting Bhd.	512,203	1,545
Genting Malaysia Bhd.	3,039,287	3,462
Hong Leong Financial Group Bhd.	167,040	651
KLCC Property Holdings Bhd.	138,522	203
Kulim Malaysia Bhd.	278,000	412
Lafarge Malayan Cement Bhd.	157,548	363
Malayan Banking Bhd.	339,248	932
Malaysia Building Society	768,344	554
Media Prima Bhd.	107,350	74
Parkson Holdings Bhd.	250,381	364
Sime Darby Bhd.	1,829,500	5,709
Telekom Malaysia Bhd.	121,787	217
Tradewinds Malaysia Bhd.	47,515	134
UMW Holdings Bhd.	177,300	513

		23,730

Mexico - 7.7%
Alfa S.A.B. de C.V., Class A	102,357	1,636
America Movil S.A.B. de C.V., Series L ADR	1,625,001	42,348
America Movil S.A.B. de C.V., Series L	1,680,291	2,197
Arca Continental S.A.B. de C.V.	1,890,472	10,968
Corporacion GEO S.A.B. de C.V., Series B*	1,434,128	1,614
Desarrolladora Homex S.A.B. de C.V. ADR*	125,675	1,935
Fomento Economico Mexicano S.A.B. de C.V. ADR	71,787	6,407
Gruma S.A.B. de C.V., Class B*	266,849	660
Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	7,437
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,732,244	14,119
Grupo Herdez S.A.B. de C.V.	37,571	86
Grupo Mexico S.A.B. de C.V., Series B	2,229,851	6,627
Grupo Modelo S.A.B. de C.V., Series C	232,111	2,053
Grupo Televisa S.A.B. ADR	1,358,683	29,184
Industrias C.H. S.A.B. de C.V., Series B*	989,144	4,480

		131,751

Netherlands - 0.2%
Yandex N.V., Class A*	178,983	3,410

Norway - 0.0%
STX OSV Holdings Ltd.	226,000	270

Panama - 0.3%
Copa Holdings S.A., Class A	59,700	4,924

Peru - 0.5%
BBVA Banco Continental S.A.	105,111	237
Credicorp Ltd.	61,100	7,692
Intergroup Financial Services Corp.	10,366	316

		8,245

Philippines - 0.6%
Megaworld Corp.	9,301,000	486
Metropolitan Bank & Trust	4,210,757	9,263

		9,749

Poland - 0.6%
Bank Pekao S.A.	76,919	3,508
Cyfrowy Polsat S.A.*	812,096	3,564
KGHM Polska Miedz S.A.	48,198	2,106
PGE S.A.	204,170	1,192

		10,370

Portugal - 0.2%
Jeronimo Martins SGPS S.A.	221,479	3,737

Qatar - 0.2%
Industries Qatar QSC	78,475	2,702

Russia - 4.7%
Gazprom OAO ADR	1,500,140	14,201
Lukoil OAO ADR	188,980	10,564
Magnit OJSC GDR (Registered)	238,704	7,198

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.7% continued
Russia - 4.7% continued
Magnitogorsk Iron & Steel Works
GDR (Registered)*	256,428	$953
Mail.ru Group Ltd. GDR (Registered)*	163,387	5,565
MMC Norilsk Nickel OJSC ADR	62,633	1,038
Mobile Telesystems OJSC ADR	209,752	3,608
Novolipetsk Steel OJSC GDR (Registered)	154,872	2,552
Rosneft Oil Co. GDR (Registered)	1,401,568	8,796
Sberbank of Russia	6,255,123	16,685
Sberbank of Russia ADR	278,642	3,031
Sberbank of Russia ADR (OTC Exchange)	39,314	425
Severstal OAO GDR (Registered)	48,661	573
Surgutneftegas OJSC ADR	65,966	548
Tatneft ADR	6,587	222
TMK OAO GDR (Registered)	449,926	5,415

		81,374

Singapore - 0.2%
China Yuchai International Ltd.	30,403	415
ComfortDelGro Corp. Ltd.	353,000	432
DBS Group Holdings Ltd.	96,000	1,060
Golden Agri-Resources Ltd.	2,148,673	1,149
Indofood Agri Resources Ltd.	293,059	335

		3,391

South Africa - 8.8%
ABSA Group Ltd.	162,537	2,818
African Bank Investments Ltd.	505,149	2,245
Aspen Pharmacare Holdings Ltd.*	395,323	6,098
Aveng Ltd.	372,300	1,633
Barloworld Ltd.	2,278,624	22,600
Bidvest Group Ltd.	141,592	3,163
Clicks Group Ltd.	797,283	5,252
Coronation Fund Managers Ltd.	58,944	200
Emira Property Fund	102,646	160
Exxaro Resources Ltd.	223,129	5,209
FirstRand Ltd.	3,028,043	9,808
Fountainhead Property Trust	389,481	353
Gold Fields Ltd.	90,770	1,159
Imperial Holdings Ltd.	279,663	5,898
Investec Ltd.	164,072	966
JSE Ltd.	19,666	180
Liberty Holdings Ltd.	91,159	968
Life Healthcare Group Holdings Ltd.	233,582	890
Massmart Holdings Ltd.	429,568	8,891
MTN Group Ltd.	339,660	5,869
Naspers Ltd., Class N	194,597	10,401
Reunert Ltd.	85,421	712
RMB Holdings Ltd.	168,772	723
Sanlam Ltd.	16,978	74
Sasol Ltd.	141,262	5,940
Standard Bank Group Ltd.	1,064,421	14,433
Truworths International Ltd.	3,149,730	34,529

		151,172

South Korea - 15.1%
BS Financial Group, Inc.	661,899	7,387
Daelim Industrial Co. Ltd.	18,735	1,499
Daesang Corp.	34,747	538
Daishin Securities Co. Ltd.	17,022	126
Daou Technology, Inc.	47,881	519
Dongbu Insurance Co. Ltd.	120,262	4,439
Doosan Corp.	5,813	662
E-Mart Co. Ltd.	27,270	5,990
Grand Korea Leisure Co. Ltd.	174,070	3,622
Halla Climate Control Corp.	52,652	1,118
Hana Financial Group, Inc.	160,945	5,138
Hankook Tire Co. Ltd.	470,461	18,696
Hyundai Department Store Co. Ltd.	17,084	2,135
Hyundai Mipo Dockyard	49,025	5,127
Hyundai Motor Co.	121,222	24,868
Industrial Bank of Korea	414,270	4,662
KB Financial Group, Inc. ADR	200,746	6,562
KCC Corp.	2,601	636
Kia Motors Corp.	15,014	989
Korea Gas Corp.	12,308	437
Korea Zinc Co. Ltd.	4,226	1,434
KP Chemical Corp.	7,293	86
KT Corp.	15,093	399
KT&G Corp.	26,187	1,857
LG Chem Ltd.	25,066	6,483
LG Electronics, Inc.	104,523	5,639
Mando Corp.	14,940	2,225
NHN Corp.	51,104	11,207
NongShim Co. Ltd.	986	178
POSCO	137	44
POSCO ADR	54,800	4,408
Samsung Electronics Co. Ltd.	79,978	84,794
Samsung Engineering Co. Ltd.	30,812	4,891
Samsung Heavy Industries Co. Ltd.	225,779	7,480
Shinhan Financial Group Co. Ltd.	574,264	19,987

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.7% continued
South Korea - 15.1% continued
SK Holdings Co. Ltd.	8,635	$1,013
SK Innovation Co. Ltd.	4,727	579
SK Telecom Co. Ltd.	42,683	4,655
SK Telecom Co. Ltd. ADR	63,300	766
Taekwang Industrial Co. Ltd.	155	114
Woongjin Coway Co. Ltd.	138,958	4,331
Woori Finance Holdings Co. Ltd.	124,960	1,372
Youngone Corp.	20,830	574

		259,666

Sweden - 0.1%
Oriflame Cosmetics S.A. SDR	43,800	1,466

Taiwan - 8.2%
Advanced Semiconductor Engineering, Inc. ADR	152,930	622
Advanced Semiconductor Engineering, Inc.	2,533,000	2,066
AmTRAN Technology Co. Ltd.	313,000	255
Asustek Computer, Inc.	158,923	1,470
Catcher Technology Co. Ltd.	315,000	2,132
Chicony Electronics Co. Ltd.	207,945	386
Chipbond Technology Corp.	456,000	618
Compal Electronics, Inc.	3,563,000	3,280
Farglory Land Development Co. Ltd.	377,870	674
Formosa Chemicals & Fibre Corp.	49,041	130
Highwealth Construction Corp.	210,206	331
Hon Hai Precision Industry Co. Ltd.	10,057,348	30,326
Hon Hai Precision Industry Co. Ltd. GDR (Registered)	115,775	701
Lite-On Technology Corp.	945,491	1,193
MStar Semiconductor, Inc.	227,000	1,532
Pegatron Corp.	1,759,383	2,329
Phison Electronics Corp.	150,698	1,232
Pou Chen Corp.	1,185,147	1,014
President Chain Store Corp.	3,475,721	18,549
Radiant Opto-Electronics Corp.*	328,120	1,664
Synnex Technology International Corp.	1,959,820	4,793
Taiwan Semiconductor Manufacturing Co. Ltd. ADR*	1,404,797	19,611
Taiwan Semiconductor Manufacturing Co. Ltd.*	12,056,542	33,000
Teco Electric and Machinery Co. Ltd.*	1,910,497	1,249
TSRC Corp.	117,310	290
U-Ming Marine Transport Corp.	87,804	140
Unimicron Technology Corp.	2,752,229	3,149
Uni-President Enterprises Corp.	571,698	918
United Microelectronics Corp.	1,706,074	746
Vanguard International Semiconductor Corp.	340,000	159
Wistron Corp.	1,131,414	1,393
Yageo Corp.	17,119,000	5,057

		141,009

Thailand - 2.8%
Bangkok Bank PCL (Registered)	681,170	4,455
Bangkok Bank PCL NVDR	671,492	4,064
Banpu PCL (Registered)	98,856	1,382
Banpu PCL NVDR	339,550	4,814
BEC World PCL (Registered)	218,300	347
Charoen Pokphand Foods PCL NVDR	2,896,300	3,527
CP ALL PCL NVDR	1,177,764	1,324
Kasikornbank PCL (Registered)	905,198	4,727
Kasikornbank PCL NVDR	1,487,500	7,626
Kiatnakin Bank PCL (Registered)	378,700	429
Krung Thai Bank PCL (Registered)	891,134	452
Land and Houses PCL (Registered)	683,300	165
Land and Houses PCL NVDR	29,490,021	7,301
PTT PCL NVDR	593,300	6,066
Siam Makro PCL (Registered)	29,900	335
Thai Airways International PCL (Registered)*	1,018,800	693
Thai Beverage PCL	1,328,160	358
Total Access Communication PCL NVDR	174,092	409

		48,474

Turkey - 3.1%
Akbank T.A.S.	500,975	1,839
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	102,380	1,312
Arcelik A.S.	582,100	2,947
Eregli Demir ve Celik Fabrikalari T.A.S.	982,099	1,095
Ford Otomotiv Sanayi A.S.	421,821	3,829
Haci Omer Sabanci Holding A.S.	1,012,013	4,267
Koza Altin Isletmeleri A.S.	279,598	5,418
Tekfen Holding A.S.	93,576	343
Tofas Turk Otomobil Fabrikasi A.S.	240,042	1,030
Trakya Cam Sanayi A.S.*	122,178	164
Tupras Turkiye Petrol Rafinerileri A.S.	803,541	17,215
Turkiye Garanti Bankasi A.S.	1,063,713	4,192
Turkiye Sinai Kalkinma Bankasi A.S.	4,585,783	4,675
Turkiye Sise ve Cam Fabrikalari A.S.	616,619	1,011
Turkiye Vakiflar Bankasi Tao, Class D	1,525,375	3,181

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.7% continued
Turkey - 3.1% continued
Ulker Biskuvi Sanayi A.S.	77,010	$296

		52,814

United Arab Emirates - 0.0%
Aldar Properties PJSC	2,484,175	762

United Kingdom - 1.8%
Afren PLC*	2,900,240	4,721
Anglo American PLC	479,237	16,000
BHP Billiton PLC	137,251	3,969
Eurasia Drilling Co. Ltd. GDR (Registered)	95,944	2,449
SABMiller PLC	99,459	4,018

		31,157

United States - 1.9%
Central European Media Enterprises Ltd.,
Class A*	371,176	1,886
Cognizant Technology Solutions Corp.,
Class A*	94,500	5,670
First Cash Financial Services, Inc.*	100,800	4,049
Southern Copper Corp.	122,000	3,844
Tenaris S.A. ADR	472,744	16,532

		31,981

Total Common Stocks(2) (Cost $1,512,645)		1,575,163

PREFERRED STOCKS - 3.6%
Brazil - 3.6%
Banco Bradesco S.A.	33,306	494
Banco do Estado do Rio Grande do Sul,
Class B	87,606	619
Bradespar S.A.	33,750	552
Cia de Bebidas das Americas ADR	161,704	6,198
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	49,779	627
Itau Unibanco Holding S.A.	64,294	899
Itau Unibanco Holding S.A. ADR	1,690,960	23,538
Klabin S.A.	173,260	768
Lojas Americanas S.A.	1,422,084	9,325
Marcopolo S.A.	1,052,100	4,662
Metalurgica Gerdau S.A.	72,157	790
Petroleo Brasileiro S.A.	667,456	6,038
Randon Participacoes S.A.	162,775	729
Usinas Siderurgicas de Minas Gerais S.A., Class A	998,300	3,181
Vale S.A.	135,514	2,636

		61,056

Total Preferred Stocks(2) (Cost $73,746)		61,056

	NUMBER OF WARRANTS	VALUE (000S)
EQUITY-LINKED SECURITIES - 0.9%
Taiwan - 0.8%
Catcher Technology Co. Ltd.(3) *	273,800	$1,825
Chinatrust Financial Holding Co. Ltd.*	10,561,951	6,020
Hon Hai Precision Industry Co. Ltd.(3) (4) *	1,693,500	5,082
United Kingdom - 0.1%
Simplo Technology Co. Ltd.*	290,000	1,976

Total Equity-Linked Securities(2) (Cost $16,358)		14,903

WARRANTS - 0.5%
India - 0.5%
ITC Ltd., Exp. 5/28/13, Strike $0.00*	907,300	4,224
Maruti Suzuki India Ltd., Exp. 2/2/15, Strike $0.01*	250,850	5,277

Total Warrants(2) (Cost $10,443)		9,501

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - Diversified Assets Portfolio(5)(6)	45,018,008	$45,018

Total Investment Companies (Cost $45,018)		45,018

Total Investments - 99.3% (Cost $1,658,210)		1,705,641

Other Assets less Liabilities - 0.7%		12,282

NET ASSETS - 100.0%		$1,717,923

(1)	Security has been deemed worthless.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of the restricted illiquid security amounted to approximately $5,082,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Hon Hai Precision Industry Co. Ltd., Exp. 1/17/17	11/11/11-12/28/11	$4,546

(5)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $33,932,000 with net purchases of approximately $11,086,000 during the three months ended June 30, 2012.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.8%
Consumer Staples	7.2
Energy	11.4
Financials	22.8
Health Care	1.0
Industrials	6.6
Information Technology	19.4
Materials	8.0
Telecommunication Services	7.9
Utilities	0.9

Total	100.0%

At June 30, 2012, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	25.4%
Korean Won	14.9
Hong Kong Dollar	14.1
South African Rand	10.6
Taiwan Dollar	7.2
Brazilian Real	6.2
All other currencies less than 5%	21.6

Total	100.0%

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,689,250

Gross tax appreciation of investments	$227,230
Gross tax depreciation of investments	(210,839)

Net tax appreciation of investments	$16,391

At June 30, 2012, the Multi-Manager Emerging Markets Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	2	Brazilian Real	5	7/2/2012	$—	*
Hong Kong Dollar	332	United States Dollar	43	7/3/2012	—	*
Hong Kong Dollar	90	United States Dollar	12	7/3/2012	—	*
Hong Kong Dollar	54	United States Dollar	7	7/3/2012	—	*
South African Rand	7,516	United States Dollar	888	7/3/2012	(30)
United States Dollar	181	Russian Ruble	5,954	7/6/2012	3

Total					$(27)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$39,219	$191,196	$—	$230,415
Consumer Staples	6,971	101,967	—	108,938
Energy	59,121	124,021	—	183,142
Financials	44,024	302,826	—	346,850
Health Care	4,765	11,903	—	16,668
Industrials	5,340	99,611	—	104,951
Information Technology	48,837	264,316	549	313,702
Materials	32,504	92,318	—	124,822
Telecommunication
Services	53,421	77,947	—	131,368
Utilities	—	14,307	—	14,307
Preferred Stocks
Consumer Discretionary	—	9,325	—	9,325
Consumer Staples	6,198	—	—	6,198
Energy	—	6,038	—	6,038
Financials	23,538	2,012	—	25,550
Industrials	—	5,391	—	5,391
Materials	—	7,927	—	7,927
Utilities	—	627	—	627
Equity - Linked Securities
Financials	6,020	—	—	6,020
Information Technology	8,883	—	—	8,883
Warrants
Consumer Discretionary	5,277	—	—	5,277
Consumer Staples	4,224	—	—	4,224
Investment Companies	45,018	—	—	45,018

Total Investments	$393,360	$1,311,732	$549	$1,705,641

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	$—	$3	$—	$3
Liabilities
Foreign Currency Exchange Contracts	—	(30)	—	(30)

Total Other Financial Instruments	$—	$(27)	$—	$(27)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, the Fund had a transfer between Level 2 and Level 3. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000S) (2)	BALANCE AS OF 6/30/12 (000S)
Common Stock
Information Technology	—	$—	$—	$—	$(26)	$39	$—	$536	$—	$549

(1)	Transferred into Level 3 investments occurred from using a fair value price provided by NTGI PVC.
(2)	The value of Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the period ended, June 30, 2012.

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at June 30, 2012 was approximately $(26).

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%
Australia - 5.4%
BGP Holdings PLC - (Fractional Shares)*	3,277,404	$—
Centro Retail Australia	2,315,416	4,704
CFS Retail Property Trust Group	600,000	1,193
Dexus Property Group	3,378,157	3,230
Goodman Group	926,589	3,511
GPT Group	2,775,583	9,386
Investa Office Fund	545,650	1,523
Mirvac Group	470,321	616
Stockland	4,005,450	12,679
Westfield Group	1,384,680	13,486
Westfield Retail Trust	1,360,051	3,986

		54,314

Brazil - 0.3%
Aliansce Shopping Centers S.A.	178,859	1,525
MRV Engenharia e Participacoes S.A.	154,250	710
PDG Realty S.A. Empreendimentos e Participacoes	242,756	427
Sonae Sierra Brasil S.A.	38,000	548

		3,210

Canada - 3.3%
Boardwalk Real Estate Investment Trust	150,500	8,663
Calloway Real Estate Investment Trust	60,500	1,664
Canadian Real Estate Investment Trust	28,800	1,150
Cominar Real Estate Investment Trust	22,800	537
Dundee Real Estate	15,648	587
Dundee Real Estate Investment Trust	49,019	1,839
Primaris Retail Real Estate Investment Trust	178,881	4,139
RioCan Real Estate Investment Trust	550,079	14,965

		33,544

China - 1.6%
Agile Property Holdings Ltd.	3,388,000	4,401
Country Garden Holdings Co. Ltd.*	20,616,033	8,154
Guangzhou R&F Properties Co. Ltd., Class H	1,741,000	2,311
Longfor Properties Co. Ltd.	537,000	844

		15,710

France - 4.2%
Fonciere Des Regions	8,544	615
Gecina S.A.	21,145	1,892
ICADE	101,490	7,699
Klepierre	292,639	9,644
Societe Immobiliere de Location pour I’Industrie et le Commerce	8,220	783
Unibail-Rodamco S.E.	120,586	22,249

		42,882

Germany - 0.9%
Deutsche Wohnen A.G. (Bearer)	304,802	5,137
GAGFAH S.A.*	171,134	1,633
GSW Immobilien A.G.	58,928	2,013

		8,783

Hong Kong - 13.7%
Cheung Kong Holdings Ltd.	69,200	854
China Overseas Land & Investment Ltd.	6,212,440	14,574
China Resources Land Ltd.	1,758,000	3,631
Great Eagle Holdings Ltd.	188,900	486
Hang Lung Properties Ltd.	5,175,696	17,618
Hongkong Land Holdings Ltd.	2,776,670	15,989
Hysan Development Co. Ltd.	2,851,770	10,847
Kerry Properties Ltd.	2,624,600	11,246
KWG Property Holding Ltd.	2,246,000	1,426
Lifestyle International Holdings Ltd.	4,144,400	9,122
Link REIT (The)	1,224,800	5,008
Shangri-La Asia Ltd.	4,734,333	9,080
Sino Land Co. Ltd.	3,957,840	6,008
Sun Hung Kai Properties Ltd.	1,690,042	20,055
Swire Pacific Ltd., Class A	303,500	3,540
Wharf Holdings Ltd.	1,803,090	10,024

		139,508

Japan - 7.9%
Aeon Mall Co. Ltd.	355,000	7,552
Daiwa House Industry Co. Ltd.	540,000	7,667
Japan Real Estate Investment Corp.	352	3,237
Japan Retail Fund Investment Corp.	908	1,440
Kenedix Realty Investment Corp.	196	634
Mitsubishi Estate Co. Ltd.	1,482,680	26,600
Mitsui Fudosan Co. Ltd.	987,884	19,165
Nippon Accommodations Fund, Inc.	84	545
Nippon Building Fund, Inc.	91	881
Nomura Real Estate Holdings, Inc.	65,000	1,190
Sumitomo Realty & Development Co. Ltd.	272,000	6,693
Tokyo Tatemono Co. Ltd.*	538,000	2,026
United Urban Investment Corp.	2,447	2,640

		80,270

Mexico - 0.2%
Fibra Uno Administracion S.A. de C.V.	1,127,016	2,315

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Netherlands - 0.9%
Corio N.V.	97,858	$4,311
Eurocommercial Properties N.V. - CVA	131,325	4,551

		8,862

Norway - 0.1%
Norwegian Property ASA	969,681	1,332

Philippines - 0.2%
SM Prime Holdings, Inc.	5,095,542	1,586

Singapore - 3.9%
CapitaCommercial Trust	2,667,000	2,682
CapitaLand Ltd.	3,845,379	8,301
CapitaMall Trust	1,233,100	1,868
CapitaMalls Asia Ltd.	1,801,000	2,246
CDL Hospitality Trusts	936,000	1,448
City Developments Ltd.	1,108,000	9,902
Global Logistic Properties Ltd.*	4,952,600	8,250
Keppel Land Ltd.	1,798,000	4,621

		39,318

Spain - 0.4%
Melia Hotels International S.A.	692,900	4,042

Sweden - 0.8%
Castellum AB	364,110	4,411
Fabege AB	433,534	3,404
Hufvudstaden AB, Class A	65,980	708

		8,523

Thailand - 0.5%
Central Pattana PCL (Registered)	3,460,000	5,065

United Kingdom - 5.3%
British Land Co. PLC	414,803	3,323
Derwent London PLC	409,677	11,904
Great Portland Estates PLC	893,051	5,528
Hammerson PLC	1,532,790	10,685
Land Securities Group PLC	1,387,065	16,087
Safestore Holdings PLC	364,600	581
Segro PLC	919,387	3,134
Shaftesbury PLC	340,000	2,749

		53,991

United States - 46.1%
Alexandria Real Estate Equities, Inc.	84,800	6,167
American Campus Communities, Inc.	113,800	5,119
American Tower Corp.	30,100	2,104
Apartment Investment & Management Co., Class A	191,869	5,186
AvalonBay Communities, Inc.	58,942	8,339
Boston Properties, Inc.	212,300	23,007
Brandywine Realty Trust	191,501	2,363
BRE Properties, Inc.	74,500	3,726
Brookdale Senior Living, Inc.*	233,763	4,147
Brookfield Office Properties, Inc.	897,809	15,640
CBL & Associates Properties, Inc.	198,325	3,875
Colonial Properties Trust	131,828	2,919
CubeSmart	278,537	3,251
DDR Corp.	611,400	8,951
Digital Realty Trust, Inc.	45,831	3,441
Douglas Emmett, Inc.	202,600	4,680
DuPont Fabros Technology, Inc.	121,816	3,479
Education Realty Trust, Inc.	259,051	2,870
Equity Residential	467,193	29,134
Essex Property Trust, Inc.	109,900	16,916
Federal Realty Investment Trust	89,900	9,358
First Industrial Realty Trust, Inc.*	229,581	2,897
General Growth Properties, Inc.	589,606	10,666
HCP, Inc.	278,600	12,300
Health Care REIT, Inc.	263,900	15,385
Hersha Hospitality Trust	591,961	3,126
Highwoods Properties, Inc.	43,000	1,447
Host Hotels & Resorts, Inc.	884,682	13,996
Hyatt Hotels Corp., Class A*	185,368	6,888
Kilroy Realty Corp.	105,623	5,113
Kimco Realty Corp.	188,600	3,589
Liberty Property Trust	104,800	3,861
Macerich (The) Co.	111,921	6,609
Mack-Cali Realty Corp.	122,214	3,553
Orient-Express Hotels Ltd., Class A*	418,264	3,501
Pebblebrook Hotel Trust	51,200	1,193
Post Properties, Inc.	69,800	3,417
ProLogis, Inc.	847,027	28,147
Public Storage	125,197	18,080
Regency Centers Corp.	79,679	3,790
Simon Property Group, Inc.	391,567	60,951
SL Green Realty Corp.	208,545	16,734
Sovran Self Storage, Inc.	92,468	4,632
Starwood Hotels & Resorts Worldwide, Inc.	117,000	6,206
Strategic Hotels & Resorts, Inc.*	209,101	1,351
Tanger Factory Outlet Centers	65,900	2,112
Taubman Centers, Inc.	113,900	8,788
UDR, Inc.	446,022	11,525

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
United States - 46.1% continued
Ventas, Inc.	368,461	$23,257
Vornado Realty Trust	215,051	18,060
Weingarten Realty Investors	85,593	2,254

		468,100

Total Common Stocks(1) (Cost $805,106)		971,355

INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	34,214,465	34,214

Total Investment Companies (Cost $34,214)		34,214

Total Investments - 99.1% (Cost $839,320)		1,005,569

Other Assets less Liabilities - 0.9%		9,613

NET ASSETS - 100.0%		$1,015,182

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,417,000 with net purchases of approximately $17,797,000 during the three months ended June 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Department Stores	0.9%
Diversified Real Estate Activities	14.9
Diversified REITs	9.0
Health Care Facilities	0.4
Homebuilding	0.1
Hotels, Resorts & Cruise Lines	3.1
Industrial REITs	3.9
Office REITs	10.2
Real Estate Development	4.8
Real Estate Operating Companies	9.1
Residential REITs	10.1

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	23.2%
Specialized REITs	10.3

Total	100.0%

At June 30, 2012, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.8%
Hong Kong Dollar	14.3
Japanese Yen	8.3
Euro	6.6
Australian Dollar	5.6
British Pound	5.6
All other currencies less than 5%	9.8

Total	100.0%

At June 30, 2012, the Multi-Manager Global Real Estate Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	65	United States Dollar	102	7/2/12	$(1)
Euro	128	United States Dollar	160	7/2/12	(2)
Euro	29	United States Dollar	36	7/2/12	(1)
Singapore Dollar	35	United States Dollar	27	7/2/12	—	*
United States Dollar	371	Australian Dollar	368	7/2/12	6
United States Dollar	8	Euro	6	7/2/12	—	*
British Pound	28	United States Dollar	44	7/3/12	—	*
Euro	171	United States Dollar	213	7/3/12	(4)
Hong Kong Dollar	10,879	United States Dollar	1,402	7/3/12	—	*
Hong Kong Dollar	1,774	United States Dollar	229	7/3/12	—	*
Hong Kong Dollar	771	United States Dollar	99	7/3/12	—	*
Singapore Dollar	29	United States Dollar	22	7/3/12	—	*
United States Dollar	765	Australian Dollar	747	7/3/12	(1)
United States Dollar	1,382	British Pound	890	7/3/12	13
United States Dollar	381	Euro	301	7/3/12	—	*
United States Dollar	119	Hong Kong Dollar	921	7/3/12	—	*
British Pound	2,121	United States Dollar	3,323	7/5/12	—	*

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	101	United States Dollar	158	7/5/12	$—	*
Euro	375	United States Dollar	475	7/5/12	—	*
Hong Kong Dollar	8,372	United States Dollar	1,079	7/5/12	—	*
Hong Kong Dollar	1,228	United States Dollar	158	7/5/12	—	*
Singapore Dollar	1,181	United States Dollar	932	7/5/12	—	*
Singapore Dollar	45	United States Dollar	36	7/5/12	—	*

Total					$10

*	Amount rounds to less than one thousand.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$854,191

Gross tax appreciation of investments	$160,517
Gross tax depreciation of investments	(9,139)

Net tax appreciation of investments	$151,378

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$16,595	$23,381	$—	$39,976
Financials	480,903	446,329	—	927,232
Health Care	4,147	—	—	4,147
Investment Companies	34,214	—	—	34,214

Total Investments	$535,859	$469,710	$—	$1,005,569

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$—	$19	$—	$19
Liabilities
Foreign Currency
Exchange Contracts	—	(9)	—	(9)

Total Other Financial Investments	$—	$10	$—	$10

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9%
Australia - 1.4%
Australia & New Zealand Banking Group Ltd.	410,545	$9,317
BHP Billiton Ltd. ADR	106,900	6,981
Cochlear Ltd.	22,897	1,550
Incitec Pivot Ltd.	1,801,944	5,310
Telstra Corp. Ltd.	1,168,000	4,425

		27,583

Austria - 0.9%
Andritz A.G.	57,429	2,957
Conwert Immobilien Invest S.E.	302,900	3,324
Erste Group Bank A.G.*	301,740	5,737
Schoeller-Bleckmann Oilfield Equipment A.G.	71,014	5,735

		17,753

Belgium - 0.5%
Anheuser-Busch InBev N.V.	136,530	10,615

Brazil - 3.5%
Amil Participacoes S.A.	523,700	5,137
Banco Bradesco S.A. ADR	873,100	12,983
Banco do Brasil S.A.	458,500	4,440
BR Malls Participacoes S.A.	150,000	1,699
BR Properties S.A.	128,200	1,500
CCR S.A.	286,400	2,323
CETIP S.A. - Mercados Organizados	75,444	942
Cia de Saneamento Basico do Estado de Sao Paulo ADR	250,400	18,995
Cia Hering	94,676	1,798
Cielo S.A.	70,740	2,069
Iochpe-Maxion S.A.	24,000	275
Odontoprev S.A.	136,600	689
Petroleo Brasileiro S.A.	199,100	1,864
Petroleo Brasileiro S.A. ADR	293,400	5,507
Qualicorp S.A.*	61,300	531
T4F Entretenimento S.A.	89,900	738
Tractebel Energia S.A.	80,000	1,466
Vale S.A. ADR	421,400	8,365
Valid Solucoes e Servicos de Segurancaem Meios de Pagamento e Identificacao S.A.	35,500	524

		71,845

Canada - 5.0%
Agrium, Inc.	116,564	10,312
Alimentation Couche Tard, Inc., Class B	98,886	4,318
Brookfield Asset Management, Inc., Class A	209,382	6,931
Canadian Natural Resources Ltd.	173,380	4,650
Cenovus Energy, Inc.	53,269	1,693
CI Financial Corp.	98,510	2,136
Dollarama, Inc.	38,803	2,332
Encana Corp.	171,909	3,579
Kinross Gold Corp.	474,780	3,875
Lundin Mining Corp.*	812,030	3,366
Magna International, Inc.	105,500	4,163
Manulife Financial Corp.	731,300	7,964
Metro, Inc.	49,706	2,545
Nexen, Inc.	519,400	8,773
Peyto Exploration & Development Corp.	132,271	2,499
Potash Corp of Saskatchewan, Inc.	50,000	2,185
Precision Drilling Corp.*	262,806	1,789
Rogers Communications, Inc., Class B	94,800	3,433
Talisman Energy Inc	452,200	5,183
Tim Hortons, Inc.	17,010	897
Toronto-Dominion Bank (The)	114,800	8,981
Yamana Gold, Inc.	654,950	10,086

		101,690

Chile - 0.4%
Banco Santander Chile ADR	27,378	2,122
CFR Pharmaceuticals S.A.	3,865,598	868
ENTEL Chile S.A.	96,520	1,831
Parque Arauco S.A.	828,931	1,473
Sociedad Quimica y Minera de Chile S.A. ADR	35,406	1,971
Sonda S.A.	246,221	692

		8,957

China - 2.6%
Anhui Conch Cement Co. Ltd., Class H	1,654,000	4,537
China BlueChemical Ltd., Class H	1,500,000	858
China Oilfield Services Ltd., Class H	3,592,000	5,206
China Petroleum & Chemical Corp., Class H	4,773,700	4,279
China Shipping Container Lines Co. Ltd., Class H*	13,622,000	3,308
CNOOC Ltd.	2,382,000	4,805
Dongyue Group	359,000	169
Great Wall Motor Co. Ltd., Class H	316,000	635
Haitian International Holdings Ltd.	504,000	500
Hollysys Automation Technologies Ltd.*	50,550	431

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9% continued
China - 2.6% continued
Industrial & Commercial Bank of China, Class H	5,367,000	$3,001
Lenovo Group Ltd.	4,630,000	3,950
Mindray Medical International Ltd. ADR	168,600	5,107
PetroChina Co. Ltd., Class H	4,574,000	5,952
Spreadtrum Communications, Inc. ADR	39,707	701
Sun Art Retail Group Ltd.	581,500	638
Weichai Power Co. Ltd., Class H*	1,455,000	5,819
WuXi PharmaTech Cayman, Inc. ADR*	37,654	532
Yanzhou Coal Mining Co. Ltd. ADR	202,200	3,096

		53,524

Colombia - 0.4%
Bancolombia S.A. ADR	95,900	5,931
Ecopetrol S.A.	852,007	2,382

		8,313

Czech Republic - 0.2%
Komercni Banka A.S.	19,800	3,440

Denmark - 1.1%
Chr Hansen Holding A/S	46,329	1,191
Coloplast A/S, Class B	18,311	3,291
Novo Nordisk A/S, Class B	100,590	14,555
SimCorp A/S	4,326	744
William Demant Holding A/S*	30,865	2,774

		22,555

Finland - 0.3%
Kone OYJ, Class B	47,927	2,902
Nokia OYJ	790,341	1,628
Nokian Renkaat OYJ	50,502	1,925

		6,455

France - 6.7%
Accor S.A.	98,130	3,090
Alstom S.A.	88,770	2,820
Arkema S.A.	36,521	2,393
AXA S.A.	1,107,161	14,819
BNP Paribas S.A.	279,063	10,773
Cap Gemini S.A.	114,900	4,236
Carrefour S.A.	194,351	3,591
Christian Dior S.A.	34,255	4,718
Cie de St-Gobain	85,660	3,170
Cie Generale d’Optique Essilor International S.A.	80,883	7,514
Danone S.A.	115,610	7,178
France Telecom S.A.	672,503	8,850
JCDecaux S.A.	113,330	2,501
L’Oreal S.A.	99,690	11,678
Pernod-Ricard S.A.	77,780	8,321
Sanofi	248,238	18,825
Schneider Electric S.A.	133,900	7,461
Societe Generale S.A.*	78,200	1,844
Total S.A.	70,546	3,184
Unibail-Rodamco S.E.	38,210	7,050
Zodiac Aerospace	16,137	1,642

		135,658

Germany - 4.6%
Adidas A.G.	47,490	3,406
Allianz S.E. (Registered)	141,450	14,224
BASF S.E.	17,344	1,205
Bayer A.G. (Registered)	113,423	8,179
Bayerische Motoren Werke A.G.	83,624	6,059
Brenntag A.G.	13,271	1,468
Daimler A.G. (Registered)	218,380	9,822
Deutsche Bank A.G. (Registered)	28,256	1,027
Deutsche Boerse A.G.	199,629	10,775
E.ON A.G.	204,840	4,413
Gerry Weber International A.G.	33,920	1,402
Hugo Boss A.G.	6,935	686
Linde A.G.	63,080	9,826
MTU Aero Engines Holding A.G.	31,801	2,335
Pfeiffer Vacuum Technology A.G.	4,422	450
SAP A.G.	124,030	7,325
Siemens A.G. (Registered)	77,237	6,493
Symrise A.G.	167,085	5,076

		94,171

Hong Kong - 2.1%
AIA Group Ltd.	1,871,400	6,452
Cheung Kong Holdings Ltd.	719,417	8,881
China High Precision Automation Group Ltd.	392,000	76
China Mobile Ltd.	693,000	7,616
China Overseas Land & Investment Ltd.	852,000	1,999
Hang Lung Properties Ltd.	624,000	2,124
Hang Seng Bank Ltd.	321,700	4,409
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,115,000	1,449
Orient Overseas International Ltd.	1,158,000	5,674
SA SA International Holdings Ltd.	1,076,000	680

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9% continued
Hong Kong - 2.1% continued
SmarTone Telecommunications Holding Ltd.	649,000	$1,252
Value Partners Group Ltd.	1,116,000	544
Yingde Gases	664,500	606

		41,762

India - 1.0%
HDFC Bank Ltd. ADR	139,065	4,533
ICICI Bank Ltd. ADR	97,000	3,144
Infosys Ltd. ADR	115,417	5,201
Tata Motors Ltd. ADR	306,099	6,722

		19,600

Indonesia - 0.3%
Alam Sutera Realty Tbk PT	8,568,500	451
Bank Rakyat Indonesia Persero Tbk PT ADR	108,200	1,463
Kalbe Farma Tbk PT	3,307,500	1,331
Media Nusantara Citra Tbk PT	3,420,000	728
United Tractors Tbk PT	1,108,166	2,550

		6,523

Ireland - 1.9%
Covidien PLC	162,420	8,690
CRH PLC	295,513	5,735
Experian PLC	194,445	2,747
ICON PLC ADR*	253,500	5,711
Paddy Power PLC	23,969	1,565
Shire PLC	396,739	11,403
WPP PLC	210,952	2,564

		38,415

Israel - 0.8%
Ceragon Networks Ltd.*	149,835	1,284
Check Point Software Technologies Ltd.*	32,468	1,610
Israel Chemicals Ltd.	379,400	4,188
Teva Pharmaceutical Industries Ltd. ADR	209,170	8,250

		15,332

Italy - 0.1%
Pirelli & C. S.p.A.	157,003	1,656

Japan - 12.9%
Aeon Co. Ltd.	742,900	9,261
Ain Pharmaciez, Inc.	10,900	656
Amada Co. Ltd.	548,403	3,253
Asahi Glass Co. Ltd.	576,500	3,881
Bank of Yokohama (The) Ltd.	1,713,119	8,092
Canon, Inc.	172,100	6,892
Cosmos Pharmaceutical Corp.	400	27
CyberAgent, Inc.	547	1,410
Daito Trust Construction Co. Ltd.	30,000	2,846
Denso Corp.	210,500	7,168
Exedy Corp.	34,500	749
FamilyMart Co. Ltd.	44,200	2,024
FANUC Corp.	57,920	9,517
Fast Retailing Co. Ltd.	18,500	3,714
Fuji Heavy Industries Ltd.	1,134,200	9,156
Gree, Inc.	99,200	1,994
Hitachi Ltd.	2,430,300	14,948
Inpex Corp.	900	5,046
Japan Tobacco, Inc.	322,000	9,543
KDDI Corp.	1,435	9,257
Komatsu Ltd.	312,700	7,495
Lawson, Inc.	33,800	2,365
Miraca Holdings, Inc.	22,100	919
Mitsubishi Corp.	380,022	7,675
Mitsui & Co. Ltd.	618,700	9,180
Mizuho Financial Group, Inc.	5,562,800	9,418
MS&AD Insurance Group Holdings	219,841	3,848
Nexon Co. Ltd.*	48,800	955
Nikon Corp.	264,500	8,036
Nintendo Co. Ltd.	35,690	4,165
Nippon Steel Corp.	1,719,000	3,896
Nitori Holdings Co. Ltd.	40,200	3,807
Nitto Denko Corp.	211,500	9,021
NKSJ Holdings, Inc.	266,435	5,679
ORIX Corp.	75,210	7,001
Secom Co. Ltd.	151,000	6,932
Sega Sammy Holdings, Inc.	213,600	4,345
Ship Healthcare Holdings, Inc.	31,900	768
SMC Corp.	63,991	11,076
Softbank Corp.	68,200	2,536
Sugi Holdings Co. Ltd.	85,528	2,809
Sumitomo Metal Mining Co. Ltd.	137,843	1,552
Sumitomo Mitsui Financial Group, Inc.	321,300	10,600
Sumitomo Mitsui Trust Holdings, Inc.	2,101,889	6,280
Sundrug Co Ltd.	13,500	439
Suzuki Motor Corp.	395,785	8,113
THK Co. Ltd.	160,658	3,043
Toyota Motor Corp.	211,100	8,509
Tsuruha Holdings, Inc.	6,800	423

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9% continued
Japan - 12.9% continued
United Arrows Ltd.	24,400	$609

		260,928

Malaysia - 0.6%
Genting Bhd.	1,671,700	5,043
Sime Darby Bhd.	2,197,495	6,857

		11,900

Netherlands - 4.5%
ASML Holding N.V.	180,001	9,173
Core Laboratories N.V.	103,600	12,007
Heineken N.V.	276,124	14,424
Koninklijke KPN N.V.	255,700	2,449
Reed Elsevier N.V.	815,700	9,331
Royal Dutch Shell PLC, Class A	755,585	25,534
Royal Dutch Shell PLC, Class B	259,131	9,044
Unilever N.V. - CVA	277,429	9,286

		91,248

Nigeria - 0.0%
Guaranty Trust Bank PLC	9,513,498	877

Norway - 2.3%
DNB ASA	664,600	6,611
Norsk Hydro ASA	2,138,718	9,652
Norwegian Air Shuttle AS*	44,560	811
Schibsted ASA	38,193	1,244
Seadrill Ltd.	131,500	4,694
Statoil ASA	579,632	13,859
Statoil ASA ADR	235,800	5,626
Telenor ASA	294,980	4,919

		47,416

Peru - 0.2%
Credicorp Ltd.	26,858	3,381

Philippines - 0.1%
International Container Terminal Services, Inc.	330,980	580
SM Prime Holdings, Inc.	2,742,875	853

		1,433

Singapore - 1.4%
DBS Group Holdings Ltd.	451,418	4,983
Global Logistic Properties Ltd.*	1,709,000	2,847
Golden Agri-Resources Ltd.	2,945,397	1,575
Keppel Corp. Ltd.	570,700	4,676
United Overseas Bank Ltd.	962,100	14,297

		28,378

South Africa - 1.9%
Aspen Pharmacare Holdings Ltd.*	132,202	2,039
Bidvest Group Ltd.	112,589	2,515
FirstRand Ltd.	934,475	3,027
Foschini Group (The) Ltd.	126,667	1,986
Life Healthcare Group Holdings Ltd.	469,552	1,789
Mr Price Group Ltd.	17,060	234
MTN Group Ltd.	367,130	6,343
Naspers Ltd., Class N	50,138	2,680
Sasol Ltd.	56,057	2,357
Sasol Ltd. ADR	298,500	12,671
Shoprite Holdings Ltd.	119,872	2,214
Tiger Brands Ltd.	50,348	1,512

		39,367

South Korea - 2.6%
Celltrion, Inc.	71,787	1,918
Hanjin Shipping Co. Ltd.*	166,800	2,167
Hyundai Mobis	24,600	5,955
Hyundai Motor Co.	29,090	5,968
POSCO	13,200	4,215
POSCO ADR	108,700	8,744
Samsung Electronics Co. Ltd.	8,758	9,285
Samsung Heavy Industries Co. Ltd.	73,530	2,436
SK Telecom Co. Ltd. ADR	676,400	8,184
Woori Finance Holdings Co. Ltd. ADR	137,000	4,551

		53,423

Spain - 0.6%
Banco Santander S.A.	400,938	2,678
Inditex S.A.	75,693	7,829
Viscofan S.A.	31,712	1,366

		11,873

Sweden - 3.0%
Atlas Copco AB, Class A	725,633	15,667
Axis Communications AB	27,511	599
Getinge AB, Class B	493,551	12,230
Investor AB, Class B	269,940	5,164
JM AB	42,600	754
Millicom International Cellular S.A. SDR	35,934	3,390
Nibe Industrier AB, Class B	6,996	96
Sandvik AB	476,200	6,131
Svenska Cellulosa AB, Class B	302,800	4,547

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9% continued
Sweden - 3.0% continued
Telefonaktiebolaget LM Ericsson, Class B	765,201	$6,982
Volvo AB, Class B	405,340	4,643

		60,203

Switzerland - 8.0%
ABB Ltd. (Registered)	328,880	5,368
Cie Financiere Richemont S.A.,
Class A (Bearer)	119,190	6,542
Credit Suisse Group A.G. ADR	168,600	3,090
Foster Wheeler A.G.*	227,215	3,938
Geberit A.G. (Registered)*	17,072	3,368
Glencore International PLC	590,937	2,746
Holcim Ltd. (Registered)	95,410	5,286
Nestle S.A. (Registered)	495,801	29,578
Noble Corp.	141,940	4,617
Novartis A.G. (Registered)	282,786	15,775
Novartis A.G. ADR	83,800	4,684
Orascom Development Holding A.G.*	6,832	109
Partners Group Holding A.G.	12,695	2,257
Roche Holding A.G. (Genusschein)	154,890	26,741
SGS S.A. (Registered)	1,079	2,022
Sika A.G. (Bearer)	438	844
Syngenta A.G. (Registered)	33,156	11,320
Transocean Ltd.	89,300	3,994
UBS A.G. (Registered)	713,130	8,340
Xstrata PLC	717,835	9,061
Zurich Insurance Group A.G.	58,500	13,200

		162,880

Taiwan - 0.8%
Advanced Semiconductor Engineering, Inc.	7,495,000	6,113
Taiwan Semiconductor Manufacturing Co. Ltd. ADR*	777,590	10,855

		16,968

Thailand - 0.4%
Advanced Info Service PCL (Registered)	513,000	2,979
BEC World PCL (Registered)	492,400	783
CP ALL PCL (Registered)	1,793,800	2,005
Kasikornbank PCL (Registered)	495,900	2,590

		8,357

Turkey - 0.8%
Akbank T.A.S.	1,216,300	4,464
BIM Birlesik Magazalar A.S.	52,235	2,155
KOC Holding A.S. ADR	83,790	1,608
Turkiye Garanti Bankasi A.S.	1,814,090	7,148
Turkiye Halk Bankasi A.S.	222,287	1,745

		17,120

United Kingdom - 15.7%
Abcam PLC	307,072	2,008
AMEC PLC	185,677	2,931
Amlin PLC	301,200	1,672
Anglo American PLC	338,115	11,094
ARM Holdings PLC	205,963	1,640
ARM Holdings PLC ADR	530,700	12,625
Ashmore Group PLC	355,584	1,951
AstraZeneca PLC	319,600	14,286
Babcock International Group PLC	299,385	4,006
BAE Systems PLC	2,050,000	9,277
Berkeley Group Holdings PLC*	138,921	3,078
BG Group PLC	345,760	7,077
BHP Billiton PLC	216,710	6,189
BP PLC ADR	120,984	4,905
British American Tobacco PLC	260,527	13,261
Croda International PLC	51,007	1,811
Derwent London PLC	54,979	1,598
Diageo PLC	1,794,968	46,178
Dunelm Group PLC	163,563	1,332
Elementis PLC	319,821	999
GlaxoSmithKline PLC	451,287	10,234
Halma PLC	216,042	1,419
Hiscox Ltd.	148,618	996
HSBC Holdings PLC	473,800	4,178
IG Group Holdings PLC	203,532	1,532
Imperial Tobacco Group PLC	458,180	17,630
InterContinental Hotels Group PLC	56,874	1,375
ITV PLC	1,619,743	1,955
John Wood Group PLC	184,995	1,995
Johnson Matthey PLC	123,548	4,284
Jupiter Fund Management PLC	231,848	783
Kingfisher PLC	390,223	1,765
Lancashire Holdings Ltd.	170,825	2,141
Marks & Spencer Group PLC	866,500	4,430
Meggitt PLC	302,197	1,833
Moneysupermarket.com Group PLC	276,715	544
Next PLC	46,300	2,322
Ocado Group PLC*	536,567	654
Pearson PLC	327,052	6,496
Petrofac Ltd.	60,615	1,325
Polyus Gold International Ltd.*	333,074	1,043

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9% continued
United Kingdom - 15.7% continued
Prudential PLC	350,791	$4,065
Rightmove PLC	65,661	1,639
Rio Tinto PLC	263,150	12,568
Rio Tinto PLC ADR	154,300	7,377
Rolls-Royce Holdings PLC*	1,035,896	13,976
Rotork PLC	45,212	1,397
RPS Group PLC	165,388	542
Sage Group (The) PLC	1,091,600	4,743
Spirax-Sarco Engineering PLC	31,643	986
Sports Direct International PLC*	106,499	511
SSE PLC	313,168	6,828
St. James’s Place PLC	143,776	754
Standard Chartered PLC	646,402	14,093
Tullow Oil PLC	113,527	2,621
Unilever PLC	271,100	9,112
Victrex PLC	59,703	1,191
Vodafone Group PLC ADR	296,726	8,362
Weir Group (The) PLC	56,440	1,361
Willis Group Holdings PLC	246,425	8,992

		317,970

United States - 2.3%
Axis Capital Holdings Ltd.	278,200	9,056
Bunge Ltd.	77,940	4,890
Carnival Corp.	143,300	4,911
Copa Holdings S.A., Class A	18,864	1,556
Everest Re Group Ltd.	68,300	7,068
Freeport-McMoRan Copper & Gold, Inc.	114,434	3,899
Philip Morris International, Inc.	68,316	5,961
RenaissanceRe Holdings Ltd.	68,451	5,203
Schlumberger Ltd.	68,790	4,465

		47,009

Total Common Stocks(1) (Cost $1,866,500)		1,866,578

PREFERRED STOCKS - 1.7%
Brazil - 1.5%
Banco Bradesco S.A.	442,200	6,559
Cia Paranaense de Energia, Class B ADR	619,700	13,435
Itau Unibanco Holding S.A. ADR	311,720	4,339
Petroleo Brasileiro S.A.	549,500	4,971
Suzano Papel e Celulose S.A., Class A	124,200	246

		29,550

Germany - 0.2%
Henkel A.G. & Co. KGaA	75,998	5,047

Total Preferred Stocks (1) (Cost $39,788)		34,597

INVESTMENT COMPANIES - 6.0%
iShares MSCI EAFE Index Fund	147,700	7,379
iShares MSCI United Kingdom Index Fund	268,900	4,381
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	110,580,123	110,580

Total Investment Companies (Cost $122,085)		122,340

SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.14%, 11/1/12(4)	$2,945	$2,944

Total Short-Term Investments (Cost $2,944)		2,944

Total Investments - 99.8% (Cost $2,031,317)		2,026,459

Other Assets less Liabilities - 0.2%		4,675

NET ASSETS - 100.0%		$2,031,134

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $79,254,000 with net purchases of approximately $31,326,000 during the three months ended June 30, 2012.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

At June 30, 2012, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	398	$28,334	Long	9/12	$1,155

At June 30, 2012, the Multi-Manager International Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	65	United States Dollar	101	7/2/12	$(1)
British Pound	111	United States Dollar	173	7/2/12	(1)
Danish Krone	15	United States Dollar	2	7/2/12	—	*
Danish Krone	169	United States Dollar	28	7/2/12	(1)
Euro	309	United States Dollar	385	7/2/12	(6)
Euro	340	United States Dollar	422	7/2/12	(8)
Euro	2,015	United States Dollar	2,503	7/2/12	(48)
Japanese Yen	17,318	United States Dollar	218	7/2/12	2
Japanese Yen	11,250	United States Dollar	142	7/2/12	1
Japanese Yen	9,021	United States Dollar	114	7/2/12	1
Japanese Yen	5,925	United States Dollar	75	7/2/12	1
Japanese Yen	3,646	United States Dollar	46	7/2/12	—	*
Japanese Yen	13,828	United States Dollar	173	7/2/12	—	*
Norwegian Kroner	1,189	United States Dollar	197	7/2/12	(3)
Singapore Dollar	88	United States Dollar	69	7/2/12	(1)
Singapore Dollar	100	United States Dollar	78	7/2/12	(1)
Swiss Franc	438	United States Dollar	455	7/2/12	(7)
United States Dollar	108	Australian Dollar	107	7/2/12	2
United States Dollar	654	British Pound	420	7/2/12	4
United States Dollar	54	British Pound	35	7/2/12	1
United States Dollar	5	British Pound	3	7/2/12	—	*
United States Dollar	710	Euro	570	7/2/12	11
United States Dollar	540	Euro	435	7/2/12	11
United States Dollar	198	Euro	158	7/2/12	3
United States Dollar	37	Euro	30	7/2/12	1
United States Dollar	280	Israeli Shekel	1,104	7/2/12	2
United States Dollar	43	Japanese Yen	3,458	7/2/12	—	*
United States Dollar	50	Japanese Yen	3,967	7/2/12	—	*
United States Dollar	66	Japanese Yen	5,304	7/2/12	—	*
United States Dollar	70	Japanese Yen	5,555	7/2/12	—	*
United States Dollar	41	South African Rand	352	7/2/12	2
British Pound	56	United States Dollar	86	7/3/12	(1)
British Pound	71	United States Dollar	110	7/3/12	(1)
British Pound	398	United States Dollar	617	7/3/12	(7)
British Pound	1,085	United States Dollar	1,684	7/3/12	(16)
Canadian Dollar	100	United States Dollar	97	7/3/12	(1)
Euro	492	United States Dollar	622	7/3/12	—	*
Euro	181	United States Dollar	225	7/3/12	(4)
Hong Kong Dollar	600	United States Dollar	77	7/3/12	—	*
Hong Kong Dollar	165	United States Dollar	21	7/3/12	—	*
Hong Kong Dollar	242	United States Dollar	31	7/3/12	—	*
Hong Kong Dollar	292	United States Dollar	38	7/3/12	—	*
Japanese Yen	18,949	United States Dollar	239	7/3/12	2
Japanese Yen	563	United States Dollar	7	7/3/12	—	*
Japanese Yen	3,963	United States Dollar	50	7/3/12	—	*
Japanese Yen	19,101	United States Dollar	239	7/3/12	—	*
Norwegian Kroner	18	United States Dollar	3	7/3/12	—	*
Singapore Dollar	45	United States Dollar	35	7/3/12	—	*
Singapore Dollar	79	United States Dollar	62	7/3/12	(1)
South African Rand	10,186	United States Dollar	1,208	7/3/12	(37)
Swiss Franc	14	United States Dollar	15	7/3/12	—	*
United States Dollar	176	Australian Dollar	175	7/3/12	3
United States Dollar	131	Australian Dollar	128	7/3/12	—	*
United States Dollar	367	British Pound	237	7/3/12	4
United States Dollar	34	British Pound	22	7/3/12	—	*
United States Dollar	246	Canadian Dollar	255	7/3/12	4
United States Dollar	211	Canadian Dollar	215	7/3/12	—	*
United States Dollar	45	Canadian Dollar	46	7/3/12	—	*

MULTI-MANAGER FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	543	Euro	437	7/3/12	$10
United States Dollar	503	Euro	405	7/3/12	10
United States Dollar	470	Euro	378	7/3/12	9
United States Dollar	150	Euro	121	7/3/12	3
United States Dollar	43	Euro	35	7/3/12	1
United States Dollar	654	Euro	517	7/3/12	—	*
United States Dollar	487	Euro	385	7/3/12	—	*
United States Dollar	823	Hong Kong Dollar	6,384	7/3/12	—	*
United States Dollar	98	Hong Kong Dollar	757	7/3/12	—	*
United States Dollar	96	Hong Kong Dollar	748	7/3/12	—	*
United States Dollar	224	Hong Kong Dollar	1,736	7/3/12	—	*
United States Dollar	13	Japanese Yen	1,056	7/3/12	—	*
United States Dollar	32	Japanese Yen	2,554	7/3/12	—	*
United States Dollar	68	Japanese Yen	5,461	7/3/12	—	*
United States Dollar	74	Japanese Yen	5,926	7/3/12	—	*
United States Dollar	12	Japanese Yen	984	7/3/12	—	*
United States Dollar	13	Japanese Yen	1,042	7/3/12	—	*
United States Dollar	26	Japanese Yen	2,032	7/3/12	—	*
United States Dollar	226	Japanese Yen	18,017	7/3/12	—	*
United States Dollar	51	Japanese Yen	4,031	7/3/12	—	*
United States Dollar	766	Japanese Yen	61,146	7/3/12	(1)
United States Dollar	153	Japanese Yen	12,150	7/3/12	(1)
United States Dollar	1,692	Japanese Yen	134,206	7/3/12	(13)
United States Dollar	112	South African Rand	941	7/3/12	3
United States Dollar	100	South African Rand	847	7/3/12	3
United States Dollar	70	South African Rand	590	7/3/12	2
United States Dollar	1,506	Swedish Krona	10,637	7/3/12	32
United States Dollar	411	Swedish Krona	2,904	7/3/12	9
United States Dollar	759	Swiss Franc	734	7/3/12	14
British Pound	496	United States Dollar	779	7/5/12	1
Euro	353	United States Dollar	447	7/5/12	—	*
Hong Kong Dollar	345	United States Dollar	44	7/5/12	—	*
Hong Kong Dollar	233	United States Dollar	30	7/5/12	—	*
Japanese Yen	37,428	United States Dollar	469	7/5/12	—	*
Singapore Dollar	15	United States Dollar	12	7/5/12	—	*
Singapore Dollar	18	United States Dollar	15	7/5/12	—	*
South African Rand	3,809	United States Dollar	452	7/5/12	(14)
United States Dollar	79	South African Rand	665	7/5/12	2
United States Dollar	32	South African Rand	270	7/5/12	1
United States Dollar	129	South African Rand	1,054	7/6/12	—	*
British Pound	10,546	United States Dollar	17,010	7/26/12	495
British Pound	8,503	United States Dollar	13,786	7/26/12	470
United States Dollar	30,130	British Pound	19,049	7/26/12	(299)
Japanese Yen	425,213	United States Dollar	5,328	9/20/12	2

Total					$649

*	Amount rounds to less than one thousand.

At June 30, 2012, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	12.7
Energy	10.5
Financials	21.4
Health Care	10.3
Industrials	11.3
Information Technology	6.4
Materials	10.9
Telecommunication Services	4.0
Utilities	2.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    8    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

At June 30, 2012, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.3%
Euro	18.5
British Pound	16.7
Japanese Yen	13.6
Swiss Franc	6.8
All other currencies less than 5%	24.1

Total	100.0%

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,062,471

Gross tax appreciation of investments	$115,884
Gross tax depreciation of investments	(151,896)

Net tax depreciation of investments	$(36,012)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued a security using a price provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$19,024	$173,603	$—	$192,627
Consumer Staples	17,714	219,863	—	237,577
Energy	87,438	107,508	—	194,946
Financials	96,942	289,441	—	386,383
Health Care	32,974	164,824	—	197,798
Industrials	7,101	208,718	76	215,895
Information Technology	32,707	90,096	—	122,803
Materials	67,160	142,412	—	209,572
Telecommunication Services	19,979	57,296	—	77,275
Utilities	18,995	12,707	—	31,702
Preferred Stocks
Consumer Staples	—	5,047	—	5,047
Energy	—	4,971	—	4,971
Financials	4,339	6,559	—	10,898
Materials	—	246	—	246
Utilities	13,435	—	—	13,435
Investment Companies	122,340	—	—	122,340
Short-Term Investments	—	2,944	—	2,944

Total Investments	$540,148	$1,486,235	$76	$2,026,459

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,155	$—	$—	$1,155
Foreign Currency Exchange Contracts	—	1,122	—	1,122
Liabilities
Foreign Currency Exchange Contracts	—	(473)	—	(473)

Total Other Financial Instruments	$1,155	$649	$—	$1,804

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/12 (000S)
Common Stock
Industrials	$—	$—	$—	$—	$—	$76	$—	$—	$—	$76

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012 was $(185).

NORTHERN FUNDS QUARTERLY REPORT    10    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2%
Aerospace/Defense - 2.7%
Boeing (The) Co.	38,342	$2,849
Northrop Grumman Corp.	129,900	8,286
Raytheon Co.	220,300	12,467
United Technologies Corp.	35,071	2,649

		26,251

Agriculture - 1.1%
Archer-Daniels-Midland Co.	252,500	7,454
Philip Morris International, Inc.	38,900	3,394

		10,848

Apparel - 1.9%
Burberry Group PLC ADR	43,605	1,816
Coach, Inc.	78,120	4,568
NIKE, Inc., Class B	108,284	9,505
Ralph Lauren Corp.	20,495	2,871

		18,760

Auto Manufacturers - 1.0%
General Motors Co.*	299,100	5,898
PACCAR, Inc.	112,000	4,390

		10,288

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.*	28,943	1,898

Banks - 5.6%
Bank of New York Mellon (The) Corp.	383,300	8,413
Capital One Financial Corp.	19,600	1,071
Citigroup, Inc.	295,390	8,097
Goldman Sachs Group (The), Inc.	85,783	8,223
JPMorgan Chase & Co.	150,000	5,360
Morgan Stanley	113,398	1,655
U.S. Bancorp	226,335	7,279
Wells Fargo & Co.	467,017	15,617

		55,715

Beverages - 0.3%
Anheuser-Busch InBev N.V. ADR	33,853	2,696

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc.*	25,625	2,545
Biogen Idec, Inc.*	69,776	10,074
Illumina, Inc.*	8,127	328
Vertex Pharmaceuticals, Inc.*	54,295	3,036

		15,983

Chemicals - 2.8%
E.I. du Pont de Nemours & Co.	164,200	8,304
Monsanto Co.	120,409	9,967
Mosaic (The) Co.	85,700	4,693
Praxair, Inc.	44,682	4,858

		27,822

Commercial Services - 0.6%
Mastercard, Inc., Class A	12,591	5,416

Computers - 5.7%
Accenture PLC, Class A	94,395	5,672
Apple, Inc.*	55,710	32,535
EMC Corp.*	226,719	5,811
Hewlett-Packard Co.	322,000	6,475
International Business Machines Corp.	21,476	4,200
NetApp, Inc.*	38,346	1,220
Teradata Corp.*	7,747	558

		56,471

Cosmetics/Personal Care - 0.6%
Estee Lauder (The) Cos., Inc., Class A	99,783	5,400

Distribution/Wholesale - 0.3%
W.W. Grainger, Inc.	15,511	2,966

Diversified Financial Services - 1.2%
American Express Co.	43,384	2,525
Visa, Inc., Class A	70,974	8,775

		11,300

Electric - 1.2%
Edison International	175,200	8,094
NRG Energy, Inc.*	194,100	3,370

		11,464

Electronics - 0.3%
Agilent Technologies, Inc.	77,093	3,025

Environmental Control - 0.8%
Waste Management, Inc.	245,500	8,200

Food - 2.0%
Kraft Foods, Inc., Class A	210,300	8,122
Safeway, Inc.	420,262	7,627
Whole Foods Market, Inc.	40,074	3,820

		19,569

Healthcare - Products - 0.8%
Baxter International, Inc.	156,300	8,307

Healthcare - Services - 1.2%
Quest Diagnostics, Inc.	140,000	8,386

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Healthcare - Services - 1.2% continued
UnitedHealth Group, Inc.	52,826	$3,090

		11,476

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	97,200	8,142

Insurance - 6.8%
Allstate (The) Corp.	238,600	8,373
American International Group, Inc.*	158,400	5,083
Aon PLC	122,300	5,721
Hartford Financial Services Group, Inc.	472,900	8,337
Lincoln National Corp.	85,000	1,859
Loews Corp.	158,400	6,480
Marsh & McLennan Cos., Inc.	248,400	8,006
MetLife, Inc.	256,400	7,910
Travelers (The) Cos., Inc.	128,600	8,210
Unum Group	379,000	7,250

		67,229

Internet - 4.5%
Amazon.com, Inc.*	38,326	8,752
Baidu, Inc. ADR*	87,226	10,029
Facebook, Inc., Class A*	102,124	3,178
Google, Inc., Class A*	8,421	4,885
LinkedIn Corp., Class A*	46,885	4,982
priceline.com, Inc.*	15,209	10,107
Rackspace Hosting, Inc.*	25,802	1,134
Tencent Holdings Ltd. ADR	52,618	1,548
Youku, Inc. ADR*	8,473	184

		44,799

Leisure Time - 0.2%
Harley-Davidson, Inc.	50,145	2,293

Lodging - 0.5%
Marriott International, Inc., Class A - (Fractional Shares)*	9,000	—
Wynn Resorts Ltd.	49,789	5,164

		5,164

Machinery - Diversified - 0.4%
Cummins, Inc.	26,375	2,556
Roper Industries, Inc.	13,223	1,304

		3,860

Media - 2.8%
Comcast Corp., Class A	260,500	8,328
Time Warner, Inc.	160,000	6,160
Viacom, Inc., Class B	215,000	10,110
Walt Disney (The) Co.	57,056	2,767

		27,365

Metal Fabrication/Hardware - 0.9%
Precision Castparts Corp.	53,755	8,842

Mining - 1.6%
AngloGold Ashanti Ltd. ADR	277,000	9,512
Barrick Gold Corp.	173,500	6,519

		16,031

Miscellaneous Manufacturing - 0.7%
Danaher Corp.	46,881	2,442
Ingersoll-Rand PLC	114,000	4,808

		7,250

Office/Business Equipment - 1.0%
Pitney Bowes, Inc.	129,100	1,932
Xerox Corp.	1,045,700	8,230

		10,162

Oil & Gas - 6.9%
Apache Corp.	115,000	10,108
Canadian Natural Resources Ltd.	281,600	7,561
Chevron Corp.	78,600	8,292
Concho Resources, Inc.*	30,198	2,571
ConocoPhillips	115,000	6,426
Marathon Oil Corp.	329,500	8,425
Noble Energy, Inc.	55,000	4,665
Occidental Petroleum Corp.	123,036	10,553
Talisman Energy, Inc.	868,600	9,954

		68,555

Oil & Gas Services - 2.2%
Halliburton Co.	523,769	14,870
National Oilwell Varco, Inc.	101,348	6,531

		21,401

Pharmaceuticals - 10.8%
Abbott Laboratories	11,369	733
Allergan, Inc.	70,993	6,572
Bristol-Myers Squibb Co.	171,614	6,170
Cardinal Health, Inc.	192,600	8,089
Express Scripts Holding Co.*	183,754	10,259
Johnson & Johnson	120,300	8,127
Mead Johnson Nutrition Co.	90,524	7,288
Merck & Co., Inc.	310,000	12,943
Novo Nordisk A/S ADR	26,977	3,921

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Pharmaceuticals - 10.8% continued
Perrigo Co.	525	$62
Pfizer, Inc.	904,365	20,800
Sanofi ADR	300,000	11,334
Shire PLC ADR	37,892	3,273
Teva Pharmaceutical Industries Ltd. ADR	170,000	6,705

		106,276

Pipelines - 0.8%
Williams (The) Cos., Inc.	269,800	7,776

Real Estate Investment Trusts - 0.4%
American Tower Corp.	53,148	3,716

Retail - 10.7%
AutoZone, Inc.*	6,711	2,464
Best Buy Co., Inc.	198,000	4,150
Chipotle Mexican Grill, Inc.*	13,887	5,276
Cie Financiere Richemont S.A. ADR	229,636	1,242
Costco Wholesale Corp.	42,285	4,017
CVS Caremark Corp.	316,400	14,785
Dollar General Corp.*	21,330	1,160
Dollar Tree, Inc.*	30,458	1,639
Dunkin’ Brands Group, Inc.	54,906	1,886
Home Depot (The), Inc.	115,703	6,131
Inditex S.A. ADR	88,094	1,819
Limited Brands, Inc.	82,069	3,490
Lowe’s Cos., Inc.	293,100	8,336
Lululemon Athletica, Inc.*	78,200	4,663
McDonald’s Corp.	62,239	5,510
O’Reilly Automotive, Inc.*	54,834	4,594
Panera Bread Co., Class A*	5,651	788
Starbucks Corp.	203,427	10,847
TJX Cos., Inc.	332,974	14,295
Wal-Mart Stores, Inc.	17,532	1,222
Yum! Brands, Inc.	118,627	7,642

		105,956

Semiconductors - 1.7%
ARM Holdings PLC ADR	39,987	951
Avago Technologies Ltd.	52,164	1,873
Intel Corp.	305,200	8,133
QUALCOMM, Inc.	111,366	6,201

		17,158

Software - 4.1%
CA, Inc.	704,000	19,071
Check Point Software Technologies Ltd.*	43,358	2,150
Intuit, Inc.	22,664	1,345
Microsoft Corp.	230,300	7,045
Red Hat, Inc.*	51,372	2,901
Salesforce.com, Inc.*	21,515	2,975
VMware, Inc., Class A*	51,741	4,711

		40,198

Telecommunications - 4.3%
AT&T, Inc.	228,400	8,145
Cisco Systems, Inc.	975,200	16,744
Crown Castle International Corp.*	22,519	1,321
Motorola Solutions, Inc.	164,814	7,929
Verizon Communications, Inc.	182,300	8,102

		42,241

Transportation - 1.2%
Union Pacific Corp.	100,983	12,048

Total Common Stocks (Cost $813,391)		940,317

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Wells Fargo & Co.*	34,675	1,047

Total Preferred Stocks (Cost $575)		1,047

INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	31,038,820	31,039
Total Investment Companies (Cost $31,039)		31,039

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.14%, 11/1/12(3)	$1,115	$1,115

Total Short-Term Investments (Cost $1,114)		1,115

Total Investments - 98.6% (Cost $846,119)		973,518

Other Assets less Liabilities - 1.4%		14,320

NET ASSETS - 100.0%		$987,838

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,790,000 with net purchases of approximately $249,000 during the three months ended June 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
S&P 500	19	$6,443	Long	9/12	$364

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$857,286

Gross tax appreciation of investments	$171,426
Gross tax depreciation of investments	(55,194)

Net tax appreciation of investments	$116,232

At June 30, 2012, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.6%
Consumer Staples	7.9
Energy	10.4
Financials	13.8
Health Care	14.6
Industrials	8.0
Information Technology	19.9
Materials	4.7
Telecommunication Services	1.9
Utilities	1.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$940,317	(1)	$—	$—	$940,317
Preferred Stocks	1,047		—	—	1,047
Investment Companies	31,039		—	—	31,039
Short-Term Investments	—		1,115	—	1,115

Total Investments	$972,403		$1,115	$—	$973,518

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$364		$—	$—	$364

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Aerospace/Defense - 1.7%
Exelis, Inc.	41,100	$405
L-3 Communications Holdings, Inc.	63,800	4,722
Northrop Grumman Corp.	51,100	3,260
Raytheon Co.	50,700	2,869
Triumph Group, Inc.	75,375	4,241

		15,497

Agriculture - 0.6%
Archer-Daniels-Midland Co.	118,700	3,504
Lorillard, Inc.	14,650	1,933

		5,437

Airlines - 0.0%
SkyWest, Inc.	68,200	445

Apparel - 1.2%
Coach, Inc.	59,250	3,465
Gildan Activewear, Inc.	133,400	3,671
Jones Group (The), Inc.	42,900	410
Michael Kors Holdings Ltd.*	89,500	3,745

		11,291

Auto Manufacturers - 0.3%
Navistar International Corp.*	38,800	1,101
Oshkosh Corp.*	70,900	1,485

		2,586

Auto Parts & Equipment - 1.4%
Autoliv, Inc.	48,000	2,624
BorgWarner, Inc.*	53,400	3,502
Cooper Tire & Rubber Co.	91,000	1,596
Dana Holding Corp.	92,500	1,185
Delphi Automotive PLC*	47,500	1,211
TRW Automotive Holdings Corp.*	70,400	2,588

		12,706

Banks - 4.5%
Capital One Financial Corp.	30,300	1,656
Comerica, Inc.	217,725	6,686
East West Bancorp, Inc.	106,055	2,488
Fifth Third Bancorp	431,825	5,786
Huntington Bancshares, Inc.	592,500	3,792
KeyCorp	1,281,500	9,919
Regions Financial Corp.	830,450	5,606
Signature Bank*	48,540	2,960
State Street Corp.	69,500	3,102

		41,995

Beverages - 0.4%
Coca-Cola Enterprises, Inc.	121,725	3,413

Biotechnology - 1.4%
Charles River Laboratories International, Inc.*	61,150	2,003
Human Genome Sciences, Inc.*	418,492	5,495
Illumina, Inc.*	61,300	2,476
Vertex Pharmaceuticals, Inc.*	47,700	2,667

		12,641

Chemicals - 2.8%
A. Schulman, Inc.	81,600	1,620
Agrium, Inc.	18,525	1,639
Ashland, Inc.	103,375	7,165
Cytec Industries, Inc.	70,250	4,119
Kronos Worldwide, Inc.	67,316	1,063
NewMarket Corp.	4,700	1,018
PolyOne Corp.	112,700	1,542
PPG Industries, Inc.	26,275	2,788
Sigma-Aldrich Corp.	41,515	3,069
Stepan Co.	18,790	1,770

		25,793

Commercial Services - 2.5%
Convergys Corp.	203,200	3,001
Green Dot Corp., Class A*	149,100	3,298
Hertz Global Holdings, Inc.*	372,650	4,770
R.R. Donnelley & Sons Co.	94,600	1,114
Robert Half International, Inc.	159,600	4,560
SAIC, Inc.	50,900	617
TeleTech Holdings, Inc.*	69,400	1,110
United Rentals, Inc.*	148,150	5,043

		23,513

Computers - 4.3%
Cadence Design Systems, Inc.*	584,875	6,428
Cognizant Technology Solutions Corp., Class A*	64,300	3,858
Computer Sciences Corp.	60,000	1,489
Diebold, Inc.	96,400	3,558
Fusion-io, Inc.*	49,662	1,037
IHS, Inc., Class A*	85,470	9,208
Lexmark International, Inc., Class A	52,200	1,388
MICROS Systems, Inc.*	79,944	4,093
Seagate Technology PLC	112,000	2,770
Sykes Enterprises, Inc.*	69,800	1,114
Teradata Corp.*	45,360	3,266

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Computers - 4.3% continued
Western Digital Corp.*	45,600	$1,390

		39,599

Distribution/Wholesale - 1.5%
Fastenal Co.	184,585	7,441
Fossil, Inc.*	13,400	1,026
Ingram Micro, Inc., Class A*	55,300	966
LKQ Corp.*	134,986	4,508

		13,941

Diversified Financial Services - 4.1%
Affiliated Managers Group, Inc.*	26,640	2,916
Aircastle Ltd.	138,300	1,667
Ameriprise Financial, Inc.	89,900	4,698
Discover Financial Services	253,325	8,760
GFI Group, Inc.	158,800	565
IntercontinentalExchange, Inc.*	23,370	3,178
Invesco Ltd.	84,175	1,902
Raymond James Financial, Inc.	159,175	5,450
SLM Corp.	301,775	4,741
T. Rowe Price Group, Inc.	70,800	4,458

		38,335

Electric - 4.2%
Ameren Corp.	89,000	2,985
American Electric Power Co., Inc.	100,700	4,018
Cleco Corp.	100,525	4,205
CMS Energy Corp.	300,650	7,065
DTE Energy Co.	37,400	2,219
Entergy Corp.	71,900	4,881
FirstEnergy Corp.	31,125	1,531
Portland General Electric Co.	151,700	4,044
PPL Corp.	225,550	6,273
Public Service Enterprise Group, Inc.	67,800	2,204

		39,425

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	68,095	3,399
Universal Display Corp.*	25,500	916

		4,315

Electronics - 2.9%
Agilent Technologies, Inc.	97,475	3,825
Amphenol Corp., Class A	69,445	3,814
FEI Co.*	37,475	1,793
Gentex Corp.	122,310	2,553
Jabil Circuit, Inc.	122,150	2,483
PerkinElmer, Inc.	86,600	2,234
Pulse Electronics Corp.	33,600	66
TE Connectivity Ltd.	85,400	2,725
Tech Data Corp.*	65,300	3,146
Trimble Navigation Ltd.*	75,535	3,475
Vishay Intertechnology, Inc.*	76,700	723

		26,837

Engineering & Construction - 0.5%
KBR, Inc.	65,525	1,619
Tutor Perini Corp.*	98,100	1,243
URS Corp.	54,000	1,884

		4,746

Environmental Control - 0.7%
Clean Harbors, Inc.*	28,895	1,630
Stericycle, Inc.*	50,315	4,613

		6,243

Food - 1.9%
Chiquita Brands International, Inc.*	65,800	329
Fresh Del Monte Produce, Inc.	42,800	1,005
Hain Celestial Group (The), Inc.*	30,050	1,654
JM Smucker (The) Co.	34,110	2,576
Kroger (The) Co.	107,900	2,502
Safeway, Inc.	239,500	4,347
Smithfield Foods, Inc.*	126,000	2,725
SUPERVALU, Inc.	67,800	351
Tyson Foods, Inc., Class A	114,400	2,154

		17,643

Forest Products & Paper - 0.7%
Boise, Inc.	241,400	1,588
International Paper Co.	34,500	997
MeadWestvaco Corp.	134,800	3,876

		6,461

Gas - 1.1%
Atmos Energy Corp.	37,100	1,301
NiSource, Inc.	259,925	6,433
UGI Corp.	82,300	2,422

		10,156

Hand/Machine Tools - 0.6%
Lincoln Electric Holdings, Inc.	67,930	2,975
Snap-on, Inc.	16,050	999

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Hand/Machine Tools - 0.6% continued
Stanley Black & Decker, Inc.	28,425	$1,829

		5,803

Healthcare - Products - 3.6%
Boston Scientific Corp.*	311,700	1,767
C.R. Bard, Inc.	21,090	2,266
DENTSPLY International, Inc.	47,825	1,808
Edwards Lifesciences Corp.*	25,720	2,657
IDEXX Laboratories, Inc.*	47,805	4,596
Intuitive Surgical, Inc.*	12,288	6,805
Sirona Dental Systems, Inc.*	80,700	3,632
Varian Medical Systems, Inc.*	62,570	3,802
Volcano Corp.*	77,435	2,219
Zimmer Holdings, Inc.	68,000	4,377

		33,929

Healthcare - Services - 1.0%
Aetna, Inc.	87,300	3,385
Cigna Corp.	53,800	2,367
Coventry Health Care, Inc.	68,100	2,165
LifePoint Hospitals, Inc.*	41,100	1,684

		9,601

Home Builders - 0.3%
MDC Holdings, Inc.	77,050	2,517

Home Furnishings - 0.9%
Harman International Industries, Inc.	122,554	4,853
Whirlpool Corp.	58,300	3,566

		8,419

Household Products/Wares - 0.6%
American Greetings Corp., Class A	31,900	467
Church & Dwight Co., Inc.	86,606	4,804

		5,271

Housewares - 0.1%
Newell Rubbermaid, Inc.	67,100	1,217

Insurance - 5.5%
ACE Ltd.	70,300	5,211
Aflac, Inc.	13,700	583
Allstate (The) Corp.	211,700	7,429
American Financial Group, Inc.	49,800	1,954
Aspen Insurance Holdings Ltd.	30,700	887
Assurant, Inc.	49,600	1,728
Chubb (The) Corp.	11,300	823
Endurance Specialty Holdings Ltd.	53,153	2,037
Everest Re Group Ltd.	23,100	2,391
Genworth Financial, Inc., Class A*	35,900	203
Hartford Financial Services Group, Inc.	138,560	2,443
Lincoln National Corp.	380,575	8,323
Meadowbrook Insurance Group, Inc.	173,800	1,528
Montpelier Re Holdings Ltd.	33,200	707
PartnerRe Ltd.	10,700	810
Presidential Life Corp.	44,400	436
Principal Financial Group, Inc.	123,800	3,247
Tower Group, Inc.	139,500	2,911
Unum Group	100,500	1,923
Validus Holdings Ltd.	184,150	5,898

		51,472

Internet - 3.2%
Baidu, Inc. ADR*	28,400	3,265
Ctrip.com International Ltd. ADR*	158,653	2,659
F5 Networks, Inc.*	51,905	5,168
LinkedIn Corp., Class A*	18,100	1,923
Rackspace Hosting, Inc.*	41,500	1,824
SINA Corp.*	29,600	1,534
Splunk, Inc.*	60,400	1,697
TripAdvisor, Inc.*	87,550	3,913
ValueClick, Inc.*	275,650	4,518
Youku, Inc. ADR*	136,780	2,965

		29,466

Iron/Steel - 1.2%
Allegheny Technologies, Inc.	121,200	3,865
Cliffs Natural Resources, Inc.	84,700	4,175
Nucor Corp.	95,225	3,609

		11,649

Leisure Time - 0.3%
Polaris Industries, Inc.	41,960	2,999

Lodging - 0.2%
Marriott International, Inc., Class A - (Fractional Shares)*	34,801	—
Wyndham Worldwide Corp.	43,375	2,288

		2,288

Machinery - Diversified - 2.0%
AGCO Corp.*	124,600	5,698
Albany International Corp., Class A	63,400	1,186
IDEX Corp.	68,410	2,666
NACCO Industries, Inc., Class A	7,929	922
Rockwell Automation, Inc.	49,000	3,237

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Machinery - Diversified - 2.0% continued
Roper Industries, Inc.	49,541	$4,884

		18,593

Media - 1.0%
CBS Corp., Class B (Non Voting)	82,425	2,702
DISH Network Corp., Class A	47,700	1,362
FactSet Research Systems, Inc.	34,260	3,184
Gannett Co., Inc.	130,900	1,928

		9,176

Metal Fabrication/Hardware - 0.9%
Timken Co.	190,350	8,716

Mining - 0.0%
USEC, Inc.*	172,000	170

Miscellaneous Manufacturing - 0.3%
Eaton Corp.	81,100	3,214

Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,241

Office/Business Equipment - 0.2%
Xerox Corp.	226,400	1,782

Oil & Gas - 4.6%
Concho Resources, Inc.*	40,470	3,445
Energen Corp.	161,925	7,308
Hess Corp.	47,200	2,051
HollyFrontier Corp.	177,825	6,300
Marathon Petroleum Corp.	55,125	2,476
Murphy Oil Corp.	70,600	3,550
Oasis Petroleum, Inc.*	90,345	2,185
Range Resources Corp.	37,440	2,316
Tesoro Corp.*	111,600	2,785
Valero Energy Corp.	154,600	3,734
W&T Offshore, Inc.	121,900	1,865
Western Refining, Inc.	129,000	2,873
Whiting Petroleum Corp.*	47,225	1,942

		42,830

Oil & Gas Services - 3.6%
Core Laboratories N.V.	58,400	6,769
FMC Technologies, Inc.*	175,210	6,873
Lufkin Industries, Inc.	69,473	3,774
Oceaneering International, Inc.	109,400	5,236
Oil States International, Inc.*	96,320	6,376
Superior Energy Services, Inc.*	216,702	4,384

		33,412

Packaging & Containers - 0.1%
Owens-Illinois, Inc.*	64,600	1,238

Pharmaceuticals - 2.7%
Cardinal Health, Inc.	128,950	5,416
Herbalife Ltd.	54,950	2,656
Ironwood Pharmaceuticals, Inc.*	82,700	1,140
McKesson Corp.	17,900	1,678
Mylan, Inc.*	191,438	4,091
Par Pharmaceutical Cos., Inc.*	80,800	2,920
Perrigo Co.	26,755	3,155
SXC Health Solutions Corp.*	39,080	3,877

		24,933

Real Estate Investment Trusts - 5.3%
American Capital Agency Corp.	63,700	2,141
BioMed Realty Trust, Inc.	282,375	5,275
Brandywine Realty Trust	647,875	7,995
Capstead Mortgage Corp.	111,100	1,546
CBL & Associates Properties, Inc.	383,728	7,498
CommonWealth REIT	100,500	1,922
Digital Realty Trust, Inc.	49,625	3,725
DuPont Fabros Technology, Inc.	59,425	1,697
Home Properties, Inc.	38,625	2,370
Hospitality Properties Trust	159,100	3,941
Kilroy Realty Corp.	48,550	2,350
Lexington Realty Trust	349,100	2,957
MFA Financial, Inc.	394,700	3,114
Parkway Properties, Inc.	53,600	613
Weyerhaeuser Co.	83,775	1,873

		49,017

Retail - 9.5%
Arcos Dorados Holdings, Inc., Class A	288,500	4,264
Bob Evans Farms, Inc.	22,700	913
Brinker International, Inc.	53,700	1,711
CarMax, Inc.*	134,600	3,492
Chipotle Mexican Grill, Inc.*	9,790	3,720
Copart, Inc.*	105,880	2,508
Dick’s Sporting Goods, Inc.	195,945	9,405
Dillard’s, Inc., Class A	53,900	3,432
Foot Locker, Inc.	231,200	7,070
GameStop Corp., Class A	161,900	2,973
Gap (The), Inc.	128,800	3,524

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Retail - 9.5% continued
GNC Holdings, Inc., Class A	125,700	$4,927
Kohl’s Corp.	68,300	3,107
Macy’s, Inc.	248,250	8,527
MSC Industrial Direct Co., Inc., Class A	52,300	3,428
Nu Skin Enterprises, Inc., Class A	64,800	3,039
O’Reilly Automotive, Inc.*	51,790	4,338
Panera Bread Co., Class A*	31,755	4,428
Pier 1 Imports, Inc.	238,650	3,921
Pricesmart, Inc.	28,171	1,902
PVH Corp.	31,450	2,447
RadioShack Corp.	109,800	422
Ruby Tuesday, Inc.*	71,600	488
Tractor Supply Co.	52,230	4,338

		88,324

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	132,000	841

Semiconductors - 2.6%
Amkor Technology, Inc.*	242,600	1,184
ARM Holdings PLC ADR	169,240	4,026
Avago Technologies Ltd.	89,500	3,213
Broadcom Corp., Class A*	40,625	1,373
Cavium, Inc.*	126,205	3,534
Fairchild Semiconductor International, Inc.*	125,700	1,773
KLA-Tencor Corp.	30,600	1,507
Lam Research Corp.*	73,825	2,786
Skyworks Solutions, Inc.*	159,525	4,366

		23,762

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc.*	8,516	343

Software - 5.2%
ANSYS, Inc.*	69,640	4,395
athenahealth, Inc.*	66,535	5,268
CA, Inc.	127,000	3,440
Cerner Corp.*	61,633	5,095
Citrix Systems, Inc.*	49,905	4,189
Fidelity National Information Services, Inc.	39,700	1,353
Fiserv, Inc.*	44,780	3,234
Intuit, Inc.	79,445	4,715
QLIK Technologies, Inc.*	155,981	3,450
Red Hat, Inc.*	61,005	3,446
Salesforce.com, Inc.*	45,800	6,332
ServiceNow, Inc.*	7,100	175
VMware, Inc., Class A*	35,402	3,223

		48,315

Telecommunications - 0.9%
Comtech Telecommunications Corp.	31,600	903
Harris Corp.	90,600	3,792
IPG Photonics Corp.*	41,500	1,809
Telephone & Data Systems, Inc.	67,502	1,437
USA Mobility, Inc.	41,200	530

		8,471

Transportation - 1.3%
C.H. Robinson Worldwide, Inc.	38,115	2,231
Expeditors International of Washington, Inc.	132,730	5,143
Genesee & Wyoming, Inc., Class A*	41,785	2,208
Ryder System, Inc.	58,000	2,089

		11,671

Trucking & Leasing - 0.2%
AMERCO	22,800	2,051

Water - 0.3%
American Water Works Co., Inc.	77,225	2,647

Total Common Stocks (Cost $787,477)		908,396

INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	23,191,751	23,192

Total Investment Companies (Cost $23,192)		23,192

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 0.14%, 11/1/12(3)	$995	$994

Total Short-Term Investments (Cost $994)		994

Total Investments - 100.2% (Cost $811,663)		932,582

Liabilities less Other Assets - (0.2)%		(1,556)

NET ASSETS - 100.0%		$931,026

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $25,021,000 with net sales of approximately $1,829,000 during the three months ended June 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400	91	$8,549	Long	9/12	$298

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$817,239

Gross tax appreciation of investments	$173,112
Gross tax depreciation of investments	(57,769)

Net tax appreciation of investments	$115,343

At June 30, 2012, the industry sectors for the Multi-Manager Mid Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.4%
Consumer Staples	4.3
Energy	8.4
Financials	20.3
Health Care	10.4
Industrials	13.7
Information Technology	16.5
Materials	5.0
Telecommunication Services	0.2
Utilities	5.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$908,396	(1)	$—	$—	$908,396
Investment Companies	23,192		—	—	23,192
Short-Term Investments	—		994	—	994

Total Investments	$931,588		$994	$—	$932,582

OTHER FINANCIAL INTRUMENTS
Assets
Futures Contracts	$298		$—	$—	$298

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Advertising - 0.6%
Interpublic Group of (The) Cos., Inc.	71,700	$778
MDC Partners, Inc., Class A	163,845	1,858

		2,636

Aerospace/Defense - 2.5%
Alliant Techsystems, Inc.	62,900	3,181
Cubic Corp.	18,700	899
Curtiss-Wright Corp.	23,550	731
Embraer S.A. ADR	11,500	305
Kaman Corp.	93,085	2,880
Teledyne Technologies, Inc.*	49,983	3,082

		11,078

Airlines - 0.2%
Copa Holdings S.A., Class A	8,515	702

Apparel - 1.3%
Crocs, Inc.*	60,600	979
Ennis, Inc.	36,387	560
Jones Group (The), Inc.	131,700	1,259
Quiksilver, Inc.*	1,021,300	2,379
Steven Madden Ltd.*	16,250	516

		5,693

Auto Manufacturers - 0.6%
Tesla Motors, Inc.*	30,050	940
Wabash National Corp.*	298,483	1,976

		2,916

Auto Parts & Equipment - 1.2%
Cooper Tire & Rubber Co.	78,064	1,369
Meritor, Inc.*	76,800	401
Miller Industries, Inc.	185,892	2,961
Tenneco, Inc.*	28,030	752

		5,483

Banks - 3.9%
Associated Banc-Corp.	65,800	868
Bank of the Ozarks, Inc.	35,750	1,075
CapitalSource, Inc.	304,900	2,049
Cass Information Systems, Inc.	32,221	1,297
Community Bank System, Inc.	41,250	1,119
First Horizon National Corp.	193,085	1,670
First Horizon National Corp. - (Fractional Shares)*	63,966	—
First Interstate Bancsystem, Inc.	85,237	1,214
Fulton Financial Corp.	166,675	1,665
Synovus Financial Corp.	355,700	704
TCF Financial Corp.	43,100	495
Trustmark Corp.	48,750	1,193
Webster Financial Corp.	69,000	1,495
Westamerica Bancorporation	38,032	1,795
Wintrust Financial Corp.	30,760	1,092

		17,731

Biotechnology - 1.4%
Amarin Corp. PLC ADR*	77,470	1,120
Ariad Pharmaceuticals, Inc.*	48,075	827
Cubist Pharmaceuticals, Inc.*	25,730	976
Emergent Biosolutions, Inc.*	112,010	1,697
Myriad Genetics, Inc.*	64,610	1,536

		6,156

Building Materials - 0.3%
Fortune Brands Home & Security, Inc.*	67,100	1,494

Chemicals - 1.6%
American Vanguard Corp.	43,250	1,150
Cabot Corp.	38,211	1,555
Innophos Holdings, Inc.	19,518	1,102
Sensient Technologies Corp.	43,550	1,600
W.R. Grace & Co.*	31,400	1,584

		6,991

Commercial Services - 13.9%
Acacia Research Corp.*	53,065	1,976
American Public Education, Inc.*	87,697	2,806
Avis Budget Group, Inc.*	80,300	1,221
Brink’s (The) Co.	58,484	1,356
Capella Education Co.*	16,657	579
CBIZ, Inc.*	266,837	1,585
Chemed Corp.	45,175	2,730
Convergys Corp.	184,900	2,731
CoStar Group, Inc.*	28,670	2,328
DeVry, Inc.	30,200	935
Forrester Research, Inc.	20,715	701
Geo Group (The), Inc.*	109,100	2,479
Global Cash Access Holdings, Inc.*	160,412	1,157
Global Payments, Inc.	35,900	1,552
Grand Canyon Education, Inc.*	117,647	2,464
Heidrick & Struggles International, Inc.	61,400	1,074
HMS Holdings Corp.*	14,095	469
Hudson Global, Inc.*	497,055	2,073
KAR Auction Services, Inc.*	143,000	2,458
Lender Processing Services, Inc.	106,635	2,696

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Commercial Services - 13.9% continued
Manpower, Inc.	18,500	$678
MAXIMUS, Inc.	90,815	4,700
Medifast, Inc.*	53,837	1,060
PARAXEL International Corp.*	24,925	704
PHH Corp.*	140,300	2,452
Rent-A-Center, Inc.	72,700	2,453
Resources Connection, Inc.	69,356	853
Ritchie Bros. Auctioneers, Inc.	95,432	2,028
Rollins, Inc.	159,315	3,564
ServiceSource International, Inc.*	82,950	1,149
United Rentals, Inc.*	36,970	1,258
Valassis Communications, Inc.*	211,800	4,607
VistaPrint N.V.*	45,987	1,485

		62,361

Computers - 1.6%
3D Systems Corp.*	30,976	1,058
CIBER, Inc.*	90,800	391
j2 Global, Inc.	100,600	2,658
Lexmark International, Inc., Class A	31,000	824
Maxwell Technologies, Inc.*	68,470	449
Mitek Systems, Inc.*	126,085	490
Stratasys, Inc.*	31,219	1,547

		7,417

Distribution/Wholesale - 1.8%
Beacon Roofing Supply, Inc.*	82,645	2,084
LKQ Corp.*	88,895	2,969
Owens & Minor, Inc.	59,226	1,814
Titan Machinery, Inc.*	36,150	1,098

		7,965

Diversified Financial Services - 3.0%
Affiliated Managers Group, Inc.*	14,200	1,554
Encore Capital Group, Inc.*	69,158	2,049
Financial Engines, Inc.*	125,175	2,685
Nelnet, Inc., Class A	122,018	2,806
Portfolio Recovery Associates, Inc.*	28,033	2,558
WisdomTree Investments, Inc.*	255,992	1,682

		13,334

Electric - 2.0%
El Paso Electric Co.	22,500	746
Great Plains Energy, Inc.	144,000	3,083
Portland General Electric Co.	140,400	3,743
UNS Energy Corp.	21,700	834
Westar Energy, Inc.	15,900	476

		8,882

Electrical Components & Equipment - 0.2%
Belden, Inc.	32,931	1,098

Electronics - 1.7%
CTS Corp.	77,997	735
FARO Technologies, Inc.*	29,760	1,252
Gentex Corp.	74,933	1,564
National Instruments Corp.	107,830	2,896
Park Electrochemical Corp.	38,105	986

		7,433

Engineering & Construction - 0.1%
Aegion Corp.*	26,104	467

Entertainment - 1.4%
Lakes Entertainment, Inc.*	53,400	155
Marriott Vacations Worldwide Corp.*	19,300	598
Pinnacle Entertainment, Inc.*	105,650	1,016
Shuffle Master, Inc.*	49,125	678
Six Flags Entertainment Corp.	71,556	3,877

		6,324

Food - 1.8%
Calavo Growers, Inc.	45,500	1,164
Fresh Market (The), Inc.*	33,675	1,806
Overhill Farms, Inc.*	390,452	1,531
Smart Balance, Inc.*	39,570	371
United Natural Foods, Inc.*	55,729	3,057

		7,929

Forest Products & Paper - 0.8%
Buckeye Technologies, Inc.	55,250	1,574
Schweitzer-Mauduit International, Inc.	30,900	2,106

		3,680

Hand/Machine Tools - 0.2%
Franklin Electric Co., Inc.	21,670	1,108

Healthcare - Products - 4.4%
Abaxis, Inc.*	48,465	1,793
ABIOMED, Inc.*	49,525	1,130
Align Technology, Inc.*	39,315	1,316
AngioDynamics, Inc.*	38,855	467
Cepheid, Inc.*	82,197	3,678
Insulet Corp.*	39,450	843
Luminex Corp.*	39,685	972

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Healthcare - Products - 4.4% continued
Meridian Bioscience, Inc.	73,806	$1,510
OraSure Technologies, Inc.*	95,696	1,076
STERIS Corp.	30,904	969
Techne Corp.	24,761	1,837
Teleflex, Inc.	29,600	1,803
West Pharmaceutical Services, Inc.	49,600	2,504

		19,898

Healthcare - Services - 2.1%
Bio-Reference Labs, Inc.*	76,060	1,999
IPC The Hospitalist Co., Inc.*	58,505	2,651
LifePoint Hospitals, Inc.*	31,100	1,274
Lincare Holdings, Inc.	34,300	1,167
MEDNAX, Inc.*	33,450	2,293

		9,384

Home Furnishings - 0.2%
Furniture Brands International, Inc.*	160,700	199
Skullcandy, Inc.*	56,450	799

		998

Household Products/Wares - 0.4%
Helen of Troy Ltd.*	35,400	1,200
Tumi Holdings, Inc.*	40,013	700

		1,900

Housewares - 0.2%
Toro (The) Co.	13,919	1,020

Insurance - 4.9%
Alterra Capital Holdings Ltd.	78,324	1,829
American Equity Investment Life Holding Co.	137,227	1,511
Argo Group International Holdings Ltd.	38,100	1,115
Aspen Insurance Holdings Ltd.	49,600	1,434
CNO Financial Group, Inc.	302,300	2,358
Employers Holdings, Inc.	52,900	954
Endurance Specialty Holdings Ltd.	62,550	2,397
Global Indemnity PLC*	87,123	1,764
Horace Mann Educators Corp.	139,200	2,433
Kemper Corp.	29,250	899
National Western Life Insurance Co., Class A	1,400	199
Protective Life Corp.	46,350	1,363
StanCorp Financial Group, Inc.	34,096	1,267
Symetra Financial Corp.	193,310	2,440

		21,963

Internet - 3.7%
Boingo Wireless, Inc.*	66,900	777
BroadSoft, Inc.*	63,497	1,839
Cogent Communications Group, Inc.*	47,936	923
Constant Contact, Inc.*	129,521	2,316
DealerTrack Holdings, Inc.*	77,465	2,332
ExactTarget, Inc.*	30,550	668
InterActiveCorp	60,000	2,736
Pandora Media, Inc.*	81,150	882
Shutterfly, Inc.*	35,990	1,105
SPS Commerce, Inc.*	51,493	1,564
ValueClick, Inc.*	85,000	1,393

		16,535

Investment Companies - 0.4%
Hercules Technology Growth Capital, Inc.	160,037	1,815

Leisure Time - 0.5%
Life Time Fitness, Inc.*	49,055	2,282

Machinery - Diversified - 0.2%
Manitowoc (The) Co., Inc.	70,055	820

Media - 0.4%
Digital Generation, Inc.*	34,500	427
Dolan (The) Co.*	177,736	1,196

		1,623

Metal Fabrication/Hardware - 0.9%
CIRCOR International, Inc.	47,300	1,613
Dynamic Materials Corp.	66,014	1,144
Haynes International, Inc.	19,146	975
Mueller Water Products, Inc., Class A	140,400	486

		4,218

Mining - 1.5%
Compass Minerals International, Inc.	11,900	908
Globe Specialty Metals, Inc.	123,824	1,663
Horsehead Holding Corp.*	168,297	1,676
Noranda Aluminum Holding Corp.	171,400	1,364
U.S. Antimony Corp.*	305,700	1,235

		6,846

Miscellaneous Manufacturing - 0.8%
Actuant Corp., Class A	31,700	861
Polypore International, Inc.*	64,380	2,600

		3,461

Oil & Gas - 3.9%
Berry Petroleum Co., Class A	27,600	1,095

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Oil & Gas - 3.9% continued
Bonanza Creek Energy, Inc.*	54,200	$901
Carrizo Oil & Gas, Inc.*	88,040	2,070
Cobalt International Energy, Inc.*	29,100	684
Comstock Resources, Inc.*	206,557	3,392
Goodrich Petroleum Corp.*	184,585	2,558
Oasis Petroleum, Inc.*	27,800	672
PDC Energy, Inc.*	30,800	755
Quicksilver Resources, Inc.*	354,460	1,921
SandRidge Energy, Inc.*	186,291	1,246
Stone Energy Corp.*	85,900	2,177

		17,471

Oil & Gas Services - 0.3%
Tesco Corp.*	111,523	1,338

Packaging & Containers - 0.8%
Silgan Holdings, Inc.	89,182	3,807

Pharmaceuticals - 1.6%
Medicis Pharmaceutical Corp., Class A	58,300	1,991
Neogen Corp.*	51,101	2,361
PharMerica Corp.*	66,500	726
Questcor Pharmaceuticals, Inc.*	42,800	2,279

		7,357

Real Estate Investment Trusts - 4.5%
Brandywine Realty Trust	121,130	1,495
CapLease, Inc.	65,500	272
CubeSmart	97,600	1,139
CYS Investments, Inc.	197,490	2,719
DuPont Fabros Technology, Inc.	45,550	1,301
Entertainment Properties Trust	34,800	1,431
Equity Lifestyle Properties, Inc.	13,832	954
Government Properties Income Trust	43,718	989
Granite Real Estate, Inc.	54,900	1,862
Hatteras Financial Corp.	99,050	2,833
LTC Properties, Inc.	38,200	1,386
Medical Properties Trust, Inc.	219,800	2,114
Starwood Property Trust, Inc.	72,000	1,534

		20,029

Retail - 5.0%
AFC Enterprises, Inc.*	20,025	463
Bob Evans Farms, Inc.	50,725	2,039
Casey’s General Stores, Inc.	29,250	1,726
Cash America International, Inc.	86,452	3,807
CEC Entertainment, Inc.	42,250	1,537
Cheesecake Factory (The), Inc.*	63,770	2,038
Dillard’s, Inc., Class A	7,250	462
DineEquity, Inc.*	29,500	1,317
Finish Line (The), Inc., Class A	78,913	1,650
HSN, Inc.	37,200	1,501
Regis Corp.	71,495	1,284
Stage Stores, Inc.	73,774	1,352
Steinway Musical Instruments, Inc.*	38,260	937
World Fuel Services Corp.	65,000	2,472

		22,585

Savings & Loans - 0.8%
First Financial Holdings, Inc.	46,900	503
First Niagara Financial Group, Inc.	49,900	382
HomeStreet, Inc.*	32,600	1,043
Northwest Bancshares, Inc.	131,700	1,542

		3,470

Semiconductors - 2.7%
Cabot Microelectronics Corp.	37,970	1,109
Cavium, Inc.*	80,050	2,241
Inphi Corp.*	156,350	1,482
Intersil Corp., Class A	82,950	884
ON Semiconductor Corp.*	233,400	1,657
Power Integrations, Inc.	44,445	1,658
Semtech Corp.*	98,560	2,397
TriQuint Semiconductor, Inc.*	111,100	611

		12,039

Shipbuilding - 0.7%
Huntington Ingalls Industries, Inc.*	79,400	3,195

Software - 5.1%
ACI Worldwide, Inc.*	63,900	2,825
athenahealth, Inc.*	28,201	2,233
Blackbaud, Inc.	8,624	221
Broadridge Financial Solutions, Inc.	58,300	1,240
Concur Technologies, Inc.*	29,432	2,004
Digi International, Inc.*	124,970	1,280
Ebix, Inc.	111,339	2,221
InnerWorkings, Inc.*	123,025	1,664
Pegasystems, Inc.	35,355	1,166
QLIK Technologies, Inc.*	30,850	682
Rosetta Stone, Inc.*	53,011	734
SciQuest, Inc.*	52,895	950
Ultimate Software Group, Inc.*	47,740	4,255

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Software - 5.1% continued
Verint Systems, Inc.*	47,121	$1,391

		22,866

Storage/Warehousing - 0.4%
Mobile Mini, Inc.*	138,345	1,992

Telecommunications - 4.2%
Acme Packet, Inc.*	108,975	2,032
Arris Group, Inc.*	226,000	3,144
Aruba Networks, Inc.*	66,500	1,001
Comverse Technology, Inc.*	273,600	1,592
InterDigital, Inc.	46,600	1,375
IPG Photonics Corp.*	49,625	2,163
Loral Space & Communications, Inc.	36,200	2,438
Plantronics, Inc.	74,000	2,472
Sycamore Networks, Inc.*	154,807	2,248
Symmetricom, Inc.*	80,900	485

		18,950

Transportation - 3.5%
Atlas Air Worldwide Holdings, Inc.*	66,900	2,911
Bristow Group, Inc.	36,550	1,486
Celadon Group, Inc.	48,358	792
Con-way, Inc.	107,000	3,864
Echo Global Logistics, Inc.*	69,246	1,320
Forward Air Corp.	30,860	996
Scorpio Tankers, Inc.*	189,656	1,212
Swift Transportation Co.*	72,175	682
Teekay Tankers Ltd., Class A	65,050	297
Tidewater, Inc.	33,686	1,562
Vitran Corp., Inc.*	100,426	602

		15,724

Trucking & Leasing - 0.5%
GATX Corp.	25,360	976
Greenbrier Cos., Inc.*	70,975	1,248

		2,224

Total Common Stocks (Cost $398,467)		434,688

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	12,888,037	12,888

Total Investment Companies (Cost $12,888)		12,888

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.14%, 6/30/12(3)	$1,765	$1,764

Total Short-Term Investments (Cost $1,764)		1,764

Total Investments - 100.0% (Cost $413,119)		449,340

Liabilities less Other Assets - 0.0%		(46)

NET ASSETS - 100.0%		$449,294

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,078,000 with net sales of approximately $8,190,000 during the three months ended June 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2012, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	43	$3,420	Long	9/12	$232

At June 30, 2012, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.3%
Consumer Staples	2.5
Energy	5.9
Financials	18.1
Health Care	11.7
Industrials	18.9
Information Technology	22.1
Materials	5.1
Telecommunication Services	0.4
Utilities	2.0

Total	100.0%

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$419,100

Gross tax appreciation of investments	$62,021
Gross tax depreciation of investments	(31,781)

Net tax appreciation of investments	$30,240

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$434,688	(1)	$—	$—	$434,688
Investment Companies	12,888		—	—	12,888
Short-Term Investments	—		1,764	—	1,764

Total Investments	$447,576		$1,764	$—	$449,340

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$232		$—	$—	$232

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.4%
Commercial Mortgage-Backed Securities - 0.5%
CW Capital Cobalt Ltd., Series 2006-C1, Class AM,
5.25%, 8/15/48	$500	$492
GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM,
5.98%, 8/10/45	2,730	2,443
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class AM,
5.86%, 9/12/49	1,025	940

		3,875

Home Equity - 0.1%
New Century Home Equity Loan Trust, Series 2005-2, Class M2,
0.70%, 6/25/35	375	229
Option One Mortgage Loan Trust, Series 2007-1, Class 2A2,
0.35%, 1/25/37	689	411

		640

Other - 0.4%
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1,
0.70%, 1/25/36	300	190
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	182
DSC Floorplan Master Owner Trust, Series 2011-1, Class B,
8.11%, 3/15/16(1)	500	506
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4,
0.40%, 7/25/36	472	359
Fremont Home Loan Trust, Series 2006-D, Class 2A3,
0.40%, 11/25/36	1,323	401
Saxon Asset Securities Trust, Series 2004-3, Class M2,
0.90%, 12/26/34	190	141
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(1) (2)	772	772

		2,551

Whole Loan - 1.4%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1,
0.51%, 1/25/36	157	101
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1,
2.24%, 9/25/45	480	385
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1,
0.54%, 11/25/45	262	165
American Home Mortgage Investment Trust, Series 2006-1, Class 11A1,
0.39%, 3/25/46	312	203
Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1,
3.00%, 2/25/35	111	95
Citimortgage Alternative Loan Trust, Series 2006-A3, Class 1A7,
6.00%, 7/25/36	216	157
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.46%, 5/25/35	690	398
Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3,
6.25%, 7/25/36	631	393
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3,
2.93%, 4/25/35	548	258
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3,
0.59%, 3/25/35	561	306
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1,
3.17%, 6/19/35	665	621
GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1,
3.21%, 7/19/35	729	628
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
3.13%, 7/25/35	283	241
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 4A1,
5.19%, 5/25/36	488	236
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
5.26%, 3/25/36	237	165
Lehman Mortgage Trust, Series 2005-3, Class 1A6,
0.75%, 1/25/36	260	156

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.4% continued
Whole Loan - 1.4% continued
Lehman Mortgage Trust, Series 2006-1, Class 3A5,
5.50%, 2/25/36	$373	$343
Lehman Mortgage Trust, Series 2007-8, Class 2A1,
6.50%, 9/25/37	563	431
Lehman XS Trust, Series 2007-10H, Class 1A11,
0.37%, 7/25/37	310	145
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.80%, 3/25/35	614	428
Mastr Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1,
0.41%, 1/25/47	936	474
MASTR Asset Securitization Trust, Series 2007-1, Class 1A4,
6.50%, 11/25/37	613	528
Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7,
6.00%, 3/25/37	840	539
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.95%, 5/25/36	293	238
Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	812	512
Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.00%, 1/25/46	655	438
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.56%, 7/25/35	599	347
WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A,
2.64%, 9/25/46	584	443
WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A,
0.91%, 4/25/47	267	188
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A,
1.11%, 8/25/46	911	407
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1,
0.49%, 1/25/47	930	407

		10,376

Total Asset-Backed Securities (Cost $17,959)		17,442

CONVERTIBLE BONDS - 5.0%
Airlines - 0.2%
AirTran Holdings, Inc.,
5.25%, 11/1/16	83	106
United Continental Holdings, Inc.,
4.50%, 6/30/21	1,525	1,434

		1,540

Apparel - 0.2%
Iconix Brand Group, Inc.,
2.50%, 6/1/16(1)	1,395	1,344

Auto Manufacturers - 0.5%
Ford Motor Co.,
4.25%, 11/15/16	2,465	3,411

Auto Parts & Equipment - 0.3%
Meritor, Inc.,
4.00%, 2/15/27	2,665	1,945
TRW Automotive, Inc.,
3.50%, 12/1/15	107	156

		2,101

Biotechnology - 0.5%
Dendreon Corp.,
2.88%, 1/15/16	25	17
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	2,450	3,201

		3,218

Building Materials - 0.0%
Cemex S.A.B. de C.V.,
3.75%, 3/15/18	89	74

Coal - 0.2%
Peabody Energy Corp.,
4.75%, 12/15/41	1,415	1,144

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 5.0% continued
Computers - 0.0%
SanDisk Corp.,
1.50%, 8/15/17	$220	$229

Food - 0.0%
Smithfield Foods, Inc.,
4.00%, 6/30/13	32	35
Tyson Foods, Inc.,
3.25%, 10/15/13	90	109

		144

Home Builders - 0.4%
Lennar Corp.,
2.00%, 12/1/20(1)	105	132
2.75%, 12/15/20(1)	70	107
3.25%, 11/15/21(1) (2)	1,165	1,755
Ryland Group (The), Inc.,
1.63%, 5/15/18	495	538

		2,532

Internet - 0.0%
Symantec Corp.,
1.00%, 6/15/13	148	150
WebMD Health Corp.,
2.50%, 1/31/18	71	59

		209

Iron/Steel - 0.0%
Steel Dynamics, Inc.,
5.13%, 6/15/14	320	336

Lodging - 0.0%
Home Inns & Hotels Management, Inc.,
2.00%, 12/15/15	37	29

Machinery - Diversified - 0.0%
Altra Holdings, Inc.,
2.75%, 3/1/31	94	86

Metal Fabrication/Hardware - 0.0%
RTI International Metals, Inc.,
3.00%, 12/1/15	66	67

Miscellaneous Manufacturing - 0.3%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,415	2,382

Oil & Gas - 0.1%
Chesapeake Energy Corp.,
2.75%, 11/15/35	125	115
2.50%, 5/15/37	625	538
Stone Energy Corp.,
1.75%, 3/1/17(1)	32	30

		683

Oil & Gas Services - 0.0%
Hornbeck Offshore Services, Inc.,
1.63%, 11/15/26	10	11
Newpark Resources, Inc.,
4.00%, 10/1/17	69	65
Subsea 7 S.A.,
2.25%, 10/11/13	200	220

		296

Semiconductors - 1.2%
Intel Corp.,
2.95%, 12/15/35	4,310	4,843
Micron Technology, Inc.,
1.50%, 8/1/31(1)	24	21
1.88%, 8/1/31(1) (2)	2,700	2,406
2.38%, 5/1/32(1) (2)	1,205	1,110
ON Semiconductor Corp.,
2.63%, 12/15/26	33	35

		8,415

Software - 0.0%
Callidus Software, Inc.,
4.75%, 6/1/16	59	60

Telecommunications - 1.1%
Alcatel-Lucent,
5.00%, 1/1/15(3)	4,845	168
Alcatel-Lucent USA, Inc.,
2.88%, 6/15/23	310	235
2.88%, 6/15/25	1,000	984
Ciena Corp.,
4.00%, 3/15/15(1)	337	377
0.88%, 6/15/17	5,285	4,525
3.75%, 10/15/18(1)	240	270
Clearwire Communications LLC/Clearwire Finance, Inc.,
8.25%, 12/1/40(1)	320	196
Comtech Telecommunications Corp.,
3.00%, 5/1/29	5	5
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	585

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 5.0% continued
Telecommunications - 1.1% continued
Portugal Telecom International Finance B.V.,
4.13%, 8/28/14(3)	$150	$180

		7,525

Trucking & Leasing - 0.0%
Greenbrier Cos., Inc.,
3.50%, 4/1/18	100	88

Total Convertible Bonds (Cost $33,390)		35,913

CORPORATE BONDS - 67.2%
Advertising - 0.6%
Lamar Media Corp.,
5.88%, 2/1/22(1)	875	897
Visant Corp.,
10.00%, 10/1/17	3,605	3,578

		4,475

Aerospace/Defense - 0.3%
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(1)	1,300	1,054
TransDigm, Inc.,
7.75%, 12/15/18	850	933

		1,987

Airlines - 1.0%
Continental Airlines, Inc.,
6.75%, 9/15/15(1)	555	570
Continental Airlines, Series 1998-1, Class B, Pass Through Trust,
6.75%, 3/15/17	15	15
Continental Airlines, Series 1999-1, Class B, Pass Through Trust,
6.80%, 8/2/18	828	819
Continental Airlines, Series 1999-2, Class B, Pass Through Trust,
7.57%, 3/15/20	110	110
Continental Airlines, Series 2000-1, Class A-1, Pass Through Trust,
8.05%, 11/1/20	231	254
Continental Airlines, Series 2001-1, Class A-1, Pass Through Trust,
6.70%, 6/15/21	145	155
Continental Airlines, Series 2007-1, Class B, Pass Through Trust,
6.90%, 4/19/22	110	111
Delta Air Lines, Inc.,
9.50%, 9/15/14(1)	1,026	1,084
UAL, Series 2009-1, Pass Through Trust,
10.40%, 11/1/16	226	258
UAL, Series 2009-2A, Pass Through Trust,
9.75%, 1/15/17	472	537
United Air Lines, Inc.,
9.88%, 8/1/13(1)	777	801
US Airways 2012-1, Class B, Pass Through Trust,
8.00%, 10/1/19	880	902
US Airways 2012-1, Class C, Pass Through Trust,
9.13%, 10/1/15	1,550	1,554

		7,170

Apparel - 0.7%
Jones Group (The), Inc.,
6.13%, 11/15/34	3,485	2,579
Levi Strauss & Co.,
7.63%, 5/15/20	450	478
6.88%, 5/1/22(1) (2)	500	513
Quiksilver, Inc.,
6.88%, 4/15/15	1,100	1,062

		4,632

Auto Manufacturers - 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19	1,105	1,136
8.25%, 6/15/21	475	488
Ford Motor Co.,
9.98%, 2/15/47	255	362

		1,986

Auto Parts & Equipment - 0.4%
Allison Transmission, Inc.,
7.13%, 5/15/19(1)	350	365
Goodyear Tire & Rubber (The) Co.,
7.00%, 5/15/22	645	644
7.00%, 3/15/28	80	76
Tomkins LLC/Tomkins, Inc.,
9.00%, 10/1/18	697	775
UCI International, Inc.,
8.63%, 2/15/19	1,050	1,057

		2,917

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Banks - 2.9%
Ally Financial, Inc.,
4.63%, 6/26/15	$970	$976
5.50%, 2/15/17	295	300
6.25%, 12/1/17	1,585	1,669
8.00%, 12/31/18	680	753
8.00%, 3/15/20	1,540	1,771
7.50%, 9/15/20	1,295	1,455
8.00%, 11/1/31	3,361	3,941
CIT Group, Inc.,
7.00%, 5/2/17(1)	768	769
5.00%, 5/15/17	1,120	1,154
5.25%, 3/15/18	1,005	1,038
6.63%, 4/1/18(1)	2,055	2,214
5.50%, 2/15/19(1) (2)	2,695	2,769
Morgan Stanley,
8.00%, 5/9/17(4)	1,300	1,399
Provident Funding Associates L.P./PFG Finance Corp.,
10.25%, 4/15/17(1)	315	328
10.13%, 2/15/19(1)	400	372

		20,908

Beverages - 0.1%
Cott Beverages, Inc.,
8.38%, 11/15/17	700	761

Building Materials - 1.4%
Griffon Corp.,
7.13%, 4/1/18	1,590	1,614
Louisiana-Pacific Corp.,
7.50%, 6/1/20(1)	1,030	1,079
Masco Corp.,
6.13%, 10/3/16	340	363
6.50%, 8/15/32	200	192
Ply Gem Industries, Inc.,
8.25%, 2/15/18	1,960	1,921
USG Corp.,
6.30%, 11/15/16	2,517	2,410
9.75%, 1/15/18	740	777
8.38%, 10/15/18(1)	910	955
7.88%, 3/30/20(1) (2) (5)	445	461

		9,772

Chemicals - 1.4%
Braskem America Finance Co.,
7.13%, 7/22/41(1) (2)	400	399
Hercules, Inc.,
6.50%, 6/30/29(5)	1,565	1,368
Hexion US Finance Corp.,
6.63%, 4/15/20	945	969
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
8.88%, 2/1/18	535	546
9.00%, 11/15/20	30	26
Huntsman International LLC,
8.63%, 3/15/20	315	354
8.63%, 3/15/21	380	428
MacDermid, Inc.,
9.50%, 4/15/17(1)	1,100	1,149
Momentive Performance Materials, Inc.,
11.50%, 12/1/16	300	223
10.00%, 10/15/20(1) (2)	665	667
9.00%, 1/15/21	4,215	3,193
Reichhold Industries, Inc.,
9.00%, 5/8/17(1) (2)	955	697

		10,019

Coal - 1.1%
Arch Coal, Inc.,
8.75%, 8/1/16	65	62
7.25%, 10/1/20	620	524
7.25%, 6/15/21	3,300	2,764
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.50%, 12/15/19	670	695
CONSOL Energy, Inc.,
8.25%, 4/1/20	900	945
Peabody Energy Corp.,
6.00%, 11/15/18(1)	990	985
6.50%, 9/15/20	250	253
6.25%, 11/15/21(1)	1,440	1,426

		7,654

Commercial Services - 3.5%
American Residential Services LLC,
12.00%, 4/15/15(1)	725	741
ARAMARK Holdings Corp.,
8.63%, 5/1/16(1)	725	742
Brickman Group Holdings, Inc.,
9.13%, 11/1/18(1)	700	683
Ceridian Corp.,
11.25%, 11/15/15	1,690	1,623

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Commercial Services - 3.5% continued
12.25%, 11/15/15	$770	$747
8.88%, 7/15/19(1) (5)	710	733
Emergency Medical Services Corp.,
8.13%, 6/1/19	3,675	3,836
Hertz (The) Corp.,
7.50%, 10/15/18	155	166
Interactive Data Corp.,
10.25%, 8/1/18	900	1,008
Iron Mountain, Inc.,
7.75%, 10/1/19	505	546
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(1)	670	733
Knowledge Learning Corp.,
7.75%, 2/1/15(1)	510	411
Monitronics International, Inc.,
9.13%, 4/1/20(1)	92	88
Prospect Medical Holdings, Inc.,
8.38%, 5/1/19(1) (2)	495	486
R.R. Donnelley & Sons Co.,
8.60%, 8/15/16	455	482
7.25%, 5/15/18	4,820	4,591
8.25%, 3/15/19	2,450	2,401
7.63%, 6/15/20	505	472
RSC Equipment Rental, Inc./RSC Holdings III LLC,
8.25%, 2/1/21	305	325
ServiceMaster Co.,
8.00%, 2/15/20	553	602
7.45%, 8/15/27	1,710	1,419
TransUnion Holding Co., Inc.,
9.63%, 6/15/18(1)	290	313
TransUnion LLC/TransUnion Financing Corp.,
11.38%, 6/15/18	725	853
United Rentals N.A., Inc.,
10.88%, 6/15/16	455	511
UR Financing Escrow Corp.,
5.75%, 7/15/18(1) (2)	160	167
7.63%, 4/15/22(1) (2)	360	377

		25,056

Computers - 0.3%
iGATE Corp.,
9.00%, 5/1/16	880	942
SunGard Data Systems, Inc.,	985	1,056
7.38%, 11/15/18
7.63%, 11/15/20	260	277

		2,275

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.,
7.38%, 3/15/21	680	746

Distribution/Wholesale - 0.0%
Baker & Taylor, Inc.,
11.50%, 7/1/13(1)	400	231

Diversified Financial Services - 4.4%
Ford Holdings LLC,
9.30%, 3/1/30	545	744
Ford Motor Credit Co. LLC,
8.13%, 1/15/20	2,840	3,469
5.75%, 2/1/21	975	1,071
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	1,515	1,593
8.00%, 1/15/18	1,875	1,992
International Lease Finance Corp.,
6.63%, 11/15/13	240	248
5.65%, 6/1/14	715	733
8.63%, 9/15/15	585	646
8.75%, 3/15/17	1,310	1,471
8.88%, 9/1/17	2,115	2,385
5.88%, 4/1/19	600	601
6.25%, 5/15/19	865	881
8.25%, 12/15/20	1,422	1,628
Jefferies Group, Inc.,
5.13%, 4/13/18	520	504
6.88%, 4/15/21	75	75
6.45%, 6/8/27	1,125	1,069
6.25%, 1/15/36	1,245	1,121
Residential Capital LLC,
9.63%, 5/15/15(6)	3,590	3,464
SLM Corp.,
5.00%, 6/15/18	45	43
Springleaf Finance Corp.,
5.90%, 9/15/12	300	299
3.25%, 1/16/13(3)	550	667
5.85%, 6/1/13	1,425	1,368

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Diversified Financial Services - 4.4% continued
5.40%, 12/1/15	$1,055	$878
5.75%, 9/15/16	715	570
6.50%, 9/15/17	300	237
6.90%, 12/15/17	4,660	3,719

		31,476

Electric - 2.7%
AES (The) Corp.,
8.00%, 10/15/17	875	995
7.38%, 7/1/21(1)	725	807
Calpine Corp.,
7.25%, 10/15/17(1)	355	382
7.88%, 7/31/20(1)	1,325	1,461
7.50%, 2/15/21(1)	475	513
CMS Energy Corp.,
6.55%, 7/17/17	530	601
Dynegy Holdings LLC,
7.75%, 6/1/19(6)	1,810	1,213
Edison Mission Energy,
7.75%, 6/15/16	1,616	909
7.00%, 5/15/17	800	448
7.20%, 5/15/19	3,450	1,923
7.63%, 5/15/27	2,115	1,153
GenOn Energy, Inc.,
9.50%, 10/15/18	405	400
9.88%, 10/15/20	690	673
Ipalco Enterprises, Inc.,
7.25%, 4/1/16(1)	975	1,059
5.00%, 5/1/18	265	268
NRG Energy, Inc.,
7.63%, 1/15/18	475	492
8.50%, 6/15/19	1,500	1,567
8.25%, 9/1/20	1,655	1,713
7.88%, 5/15/21	2,305	2,328
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
11.50%, 10/1/20(1)	1,095	747

		19,652

Entertainment - 1.7%
AMC Entertainment, Inc.,
8.75%, 6/1/19	650	697
9.75%, 12/1/20	1,175	1,269
American Casino & Entertainment Properties LLC/ACEP Finance Corp.,
11.00%, 6/15/14	560	588
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 8/1/18	640	710
Cinemark USA, Inc.,
8.63%, 6/15/19	600	665
7.38%, 6/15/21	835	906
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	1,050	1,049
7.75%, 3/15/19	650	666
Pinnacle Entertainment, Inc.,
8.63%, 8/1/17	250	272
8.75%, 5/15/20	750	821
7.75%, 4/1/22	462	494
Regal Entertainment Group,
9.13%, 8/15/18	1,350	1,485
Seminole Indian Tribe of Florida,
7.75%, 10/1/17(1)	575	627
WMG Acquisition Corp.,
9.50%, 6/15/16	1,535	1,673
9.50%, 6/15/16(1)	55	60

		11,982

Food - 0.9%
Dean Foods Co.,
9.75%, 12/15/18	1,585	1,767
Del Monte Corp.,
7.63%, 2/15/19	1,865	1,881
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	825	848
8.25%, 9/1/17	500	529
Post Holdings, Inc.,
7.38%, 2/15/22(1)	1,535	1,619

		6,644

Forest Products & Paper - 0.4%
Mercer International, Inc.,
9.50%, 12/1/17	745	773
NewPage Corp.,
11.38%, 12/31/14(6)	570	368
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.38%, 8/1/16	218	102
11.75%, 1/15/19(1)	178	135
8.75%, 2/1/19	325	128

MULTI-MANAGER FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Forest Products & Paper - 0.4% continued
Westvaco Corp.,
8.20%, 1/15/30	$400	$475
Xerium Technologies, Inc.,
8.88%, 6/15/18	755	595

		2,576

Healthcare - Products - 0.3%
Biomet, Inc.,
11.63%, 10/15/17	865	933
Kinetic Concepts, Inc./KCI USA, Inc.,
10.50%, 11/1/18(1)	780	819
12.50%, 11/1/19(1)	415	376

		2,128

Healthcare - Services - 4.3%
American Renal Holdings Co., Inc.,
8.38%, 5/15/18	850	899
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19	3,015	3,211
Fresenius Medical Care US Finance II, Inc.,
5.63%, 7/31/19(1) (2)	595	620
5.88%, 1/31/22(1)	1,030	1,072
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(1)	835	908
HCA Holdings, Inc.,
7.75%, 5/15/21	1,115	1,196
HCA, Inc.,
7.19%, 11/15/15	1,015	1,071
6.50%, 2/15/20	1,485	1,609
7.50%, 2/15/22	1,365	1,488
5.88%, 3/15/22	1,530	1,599
7.50%, 12/15/23	260	250
8.36%, 4/15/24	680	690
7.69%, 6/15/25	1,310	1,261
7.58%, 9/15/25	225	215
7.05%, 12/1/27	65	58
7.50%, 11/6/33	3,465	3,248
7.75%, 7/15/36	420	395
Health Management Associates, Inc.,
7.38%, 1/15/20(1)	865	920
HealthSouth Corp.,
8.13%, 2/15/20	650	710
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,150	1,139
Radiation Therapy Services, Inc.,
9.88%, 4/15/17	1,050	822
Surgical Care Affiliates, Inc.,
10.00%, 7/15/17(1)	900	902
Tenet Healthcare Corp.,
9.25%, 2/1/15	280	312
8.88%, 7/1/19	1,340	1,504
6.88%, 11/15/31	1,725	1,462
United Surgical Partners International, Inc.,
9.00%, 4/1/20(1) (5)	2,130	2,258
Universal Health Services, Inc.,
7.13%, 6/30/16	505	563
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8.00%, 2/1/18	720	736
Vanguard Health Systems, Inc.,
12.08%, 2/1/16(7)	1	1

		31,119

Home Builders - 1.4%
Beazer Homes USA, Inc.,
9.13%, 6/15/18	580	512
9.13%, 5/15/19	875	763
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16	680	648
KB Home,
5.88%, 1/15/15	2	2
6.25%, 6/15/15	42	42
7.25%, 6/15/18	2,970	2,955
8.00%, 3/15/20	945	964
PulteGroup, Inc.,
7.88%, 6/15/32	2,545	2,418
6.38%, 5/15/33	390	322
6.00%, 2/15/35	290	232
Shea Homes L.P./Shea Homes Funding Corp.,
8.63%, 5/15/19	630	677
Standard Pacific Corp.,
8.38%, 5/15/18	178	194
8.38%, 1/15/21	370	401

		10,130

Home Furnishings - 0.1%
Norcraft Cos. L.P./Norcraft Finance Corp.,
10.50%, 12/15/15	950	940

NORTHERN FUNDS QUARTERLY REPORT    8    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Household Products/Wares - 1.2%
Armored Autogroup, Inc.,
9.50%, 11/1/18(1)	$450	$388
Mead Products LLC/ACCO Brands Corp.,
6.75%, 4/30/20(1)	700	738
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(1)	625	658
7.13%, 4/15/19(1)	120	126
9.00%, 4/15/19(1)	300	299
7.88%, 8/15/19(1)	1,530	1,656
9.88%, 8/15/19(1)	1,300	1,349
9.88%, 8/15/19(1)	835	866
6.88%, 2/15/21(1)	465	484
8.50%, 2/15/21(1)	1,900	1,805

		8,369

Housewares - 0.0%
American Standard Americas,
10.75%, 1/15/16(1)	385	302

Insurance - 0.4%
American International Group, Inc.,
6.25%, 3/15/37	200	185
8.18%, 5/15/58	1,240	1,345
Genworth Financial, Inc.,
7.63%, 9/24/21	1,015	959

		2,489

Internet - 0.1%
GXS Worldwide, Inc.,
9.75%, 6/15/15	930	928

Iron/Steel - 0.4%
AK Steel Corp.,
7.63%, 5/15/20	430	363
United States Steel Corp.,
6.65%, 6/1/37	3,332	2,599

		2,962

Lodging - 2.6%
Boyd Gaming Corp.,
7.13%, 2/1/16	260	251
9.13%, 12/1/18	1,315	1,355
Caesars Entertainment Operating Co., Inc.,
12.75%, 4/15/18	205	161
10.00%, 12/15/18	1,645	1,125
Choice Hotels International, Inc.,
5.75%, 7/1/22	460	481
CityCenter Holdings LLC/CityCenter Finance Corp.,
7.63%, 1/15/16(1) (2)	670	705
7.63%, 1/15/16	365	385
10.75%, 1/15/17	1,009	1,112
MGM Resorts International,
6.63%, 7/15/15	415	427
6.88%, 4/1/16	790	794
7.50%, 6/1/16	3,705	3,835
7.63%, 1/15/17	2,460	2,540
8.63%, 2/1/19(1)	510	546
9.00%, 3/15/20	275	305
7.75%, 3/15/22	3,350	3,459
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.75%, 8/15/20	841	931

		18,412

Machinery - Construction & Mining - 0.2%
Terex Corp.,
8.00%, 11/15/17	530	550
6.50%, 4/1/20	625	633

		1,183

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.88%, 12/1/17	2,265	2,616
Manitowoc (The) Co., Inc.,
9.50%, 2/15/18	650	712
8.50%, 11/1/20	465	502

		3,830

Media - 5.5%
Allbritton Communications Co.,
8.00%, 5/15/18	1,065	1,113
AMC Networks, Inc.,
7.75%, 7/15/21(1)	790	871
Cablevision Systems Corp.,
7.75%, 4/15/18	825	879
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	1,320	1,439
7.00%, 1/15/19	155	167
8.13%, 4/30/20	250	279
6.63%, 1/31/22	1,055	1,129

MULTI-MANAGER FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Media - 5.5% continued
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15(1)	$645	$490
11.50%, 4/15/20(1) (2)	480	497
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17(1)	1,795	1,934
Clear Channel Communications, Inc.,
5.75%, 1/15/13	115	114
5.50%, 9/15/14	4,285	3,664
10.75%, 8/1/16	1,230	775
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	335	365
7.63%, 3/15/20(1) (2)	1,085	1,060
CSC Holdings LLC,
8.50%, 4/15/14	420	462
7.63%, 7/15/18	565	631
8.63%, 2/15/19	850	982
6.75%, 11/15/21(1)	1,255	1,336
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	815	768
DISH DBS Corp.,
7.75%, 5/31/15	245	272
7.13%, 2/1/16	280	307
4.63%, 7/15/17(1)	1,600	1,602
7.88%, 9/1/19	1,500	1,729
6.75%, 6/1/21	690	745
5.88%, 7/15/22(1)	1,255	1,267
Entravision Communications Corp.,
8.75%, 8/1/17	1,298	1,376
Fox Acquisition Sub LLC,
13.38%, 7/15/16(1)	780	835
Gannett Co., Inc.,
9.38%, 11/15/17	210	234
7.13%, 9/1/18	1,610	1,723
Local TV Finance LLC,
9.25%, 6/15/15(1)	435	439
McClatchy (The) Co.,
11.50%, 2/15/17	1,325	1,375
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 8/15/19	175	192
7.25%, 2/15/22	875	890
Radio One, Inc.,
15.00%, 5/24/16	707	561
Sinclair Television Group, Inc.,
8.38%, 10/15/18	1,145	1,248
Univision Communications, Inc.,
6.88%, 5/15/19(1)	1,125	1,159
7.88%, 11/1/20(1)	1,475	1,578
8.50%, 5/15/21(1)	1,298	1,308
XM Satellite Radio, Inc.,
13.00%, 8/1/13(1)	470	524
7.63%, 11/1/18(1)	1,205	1,295

		39,614

Metal Fabrication/Hardware - 0.2%
Atkore International, Inc.,
9.88%, 1/1/18	1,070	1,038
Mueller Water Products, Inc.,
7.38%, 6/1/17	435	435

		1,473

Miscellaneous Manufacturing - 0.4%
JM Huber Corp.,
9.88%, 11/1/19(1)	935	1,005
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	375	383
RBS Global, Inc./Rexnord LLC,
8.50%, 5/1/18	1,150	1,248

		2,636

Oil & Gas - 5.9%
ATP Oil & Gas Corp.,
11.88%, 5/1/15	296	138
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
9.38%, 5/1/19	555	556
9.38%, 5/1/19	535	536
9.63%, 8/1/20(1) (2)	440	447
Chesapeake Energy Corp.,
9.50%, 2/15/15	235	253
6.50%, 8/15/17	330	328
6.88%, 8/15/18	75	75
6.78%, 3/15/19	1,396	1,361
6.63%, 8/15/20	745	738
6.88%, 11/15/20	695	685
6.13%, 2/15/21	2,040	1,974
Cimarex Energy Co.,
5.88%, 5/1/22(5)	1,075	1,117
Concho Resources, Inc.,
7.00%, 1/15/21	1,050	1,124

NORTHERN FUNDS QUARTERLY REPORT    10    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Oil & Gas - 5.9% continued
Denbury Resources, Inc.,
8.25%, 2/15/20	$1,500	$1,642
EP Energy LLC/EP Energy Finance, Inc.,	745	779
6.88%, 5/1/19(1) (2)
9.38%, 5/1/20(1) (2)	2,698	2,796
EXCO Resources, Inc.,
7.50%, 9/15/18	1,590	1,375
Forest Oil Corp.,
7.25%, 6/15/19	1,260	1,156
Halcon Resources Corp.,
9.75%, 7/15/20(1) (5)	1,160	1,172
Hercules Offshore, Inc.,
7.13%, 4/1/17(1)	360	349
10.50%, 10/15/17(1)	989	989
10.25%, 4/1/19(1)	87	83
Laredo Petroleum, Inc.,
7.38%, 5/1/22(1) (2)	480	499
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	1,145	1,122
8.63%, 4/15/20	700	754
7.75%, 2/1/21	2,430	2,539
Newfield Exploration Co.,
5.75%, 1/30/22	820	857
5.63%, 7/1/24	390	399
Oasis Petroleum, Inc.,
7.25%, 2/1/19	1,300	1,332
Parker Drilling Co.,
9.13%, 4/1/18	1,015	1,073
9.13%, 4/1/18(1) (2)	235	249
Pioneer Natural Resources Co.,
5.88%, 7/15/16	670	745
Plains Exploration & Production Co.,
7.63%, 6/1/18	310	329
8.63%, 10/15/19	280	309
7.63%, 4/1/20	625	659
6.63%, 5/1/21	970	980
6.75%, 2/1/22	1,350	1,377
QEP Resources, Inc.,
5.38%, 10/1/22	965	967
Range Resources Corp.,
5.75%, 6/1/21	265	277
5.00%, 8/15/22	1,410	1,392
SandRidge Energy, Inc.,
8.00%, 6/1/18(1)	2,670	2,703
7.50%, 3/15/21	1,100	1,086
8.13%, 10/15/22(1) (2)	565	571
Venoco, Inc.,
8.88%, 2/15/19	725	660
WPX Energy, Inc.,
5.25%, 1/15/17(1) (2)	496	502
6.00%, 1/15/22(1)	1,495	1,488

		42,542

Oil & Gas Services - 0.5%
Basic Energy Services, Inc.,
7.13%, 4/15/16	625	617
Hornbeck Offshore Services, Inc.,
8.00%, 9/1/17	650	698
5.88%, 4/1/20(1)	525	521
Pioneer Drilling Co.,
9.88%, 3/15/18	480	504
SESI LLC,
6.38%, 5/1/19	939	983
7.13%, 12/15/21(1)	465	506

		3,829

Packaging & Containers - 1.0%
Berry Plastics Corp.,
9.50%, 5/15/18	1,305	1,390
9.75%, 1/15/21	3,220	3,502
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16	535	596
Sealed Air Corp.,
8.38%, 9/15/21(1)	1,685	1,904

		7,392

Pharmaceuticals - 1.1%
Endo Pharmaceuticals Holdings, Inc.,
7.00%, 7/15/19	580	631
Mylan, Inc.,
7.63%, 7/15/17(1)	525	577
7.88%, 7/15/20(1)	310	348
NBTY, Inc.,
9.00%, 10/1/18	1,200	1,326
Valeant Pharmaceuticals International,
6.50%, 7/15/16(1)	645	674
6.75%, 10/1/17(1)	320	334
6.88%, 12/1/18(1) (2)	1,170	1,209

MULTI-MANAGER FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Pharmaceuticals - 1.1% continued
6.75%, 8/15/21(1)	$1,320	$1,294
7.25%, 7/15/22(1)	1,405	1,408

		7,801

Pipelines - 2.4%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
8.75%, 6/15/18	1,075	1,148
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
5.88%, 4/15/21	55	53
6.13%, 7/15/22	2,010	1,970
Copano Energy LLC/Copano Energy Finance Corp.,
7.13%, 4/1/21	875	901
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp.,
8.38%, 6/1/19	1,050	1,047
El Paso Corp.,
7.00%, 6/15/17	890	1,010
7.25%, 6/1/18	220	254
7.80%, 8/1/31	665	746
7.75%, 1/15/32	965	1,085
Energy Transfer Equity L.P.,
7.50%, 10/15/20	1,230	1,350
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1)	1,160	1,207
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
8.75%, 4/15/18	745	795
6.25%, 6/15/22	505	520
NGPL PipeCo. LLC,
9.63%, 6/1/19(1) (2)	665	713
7.77%, 12/15/37(1) (2)	1,555	1,485
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.88%, 12/1/18	720	758
Rockies Express Pipeline LLC,
6.88%, 4/15/40(1) (2)	1,680	1,445
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
7.88%, 10/15/18	200	216
6.88%, 2/1/21	175	182

		16,885

Real Estate - 0.7%
Colonial Realty L.P.,
6.05%, 9/1/16	2,200	2,373
Realogy Corp.,
7.63%, 1/15/20(1) (2)	510	527
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	1,925	2,103

		5,003

Real Estate Investment Trusts - 0.5%
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	1,270	1,371
6.00%, 10/1/21	100	110
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22	1,645	1,756

		3,237

Retail- 3.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 5/20/20	860	877
7.00%, 5/20/22	925	953
Claire’s Stores, Inc.,
9.25%, 6/1/15	325	276
9.63%, 6/1/15	156	133
8.88%, 3/15/19	650	556
Dillard’s, Inc.,
7.88%, 1/1/23	330	344
7.75%, 7/15/26	495	496
7.75%, 5/15/27	465	459
Express LLC/Express Finance Corp.,
8.75%, 3/1/18	675	729
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.13%, 10/1/17	1,295	1,353
GRD Holdings III Corp.,
10.75%, 6/1/19(1)	415	411
Inergy L.P./Inergy Finance Corp.,
7.00%, 10/1/18	620	639
6.88%, 8/1/21	1,250	1,250
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	2,653	2,003
7.40%, 4/1/37	1,345	1,126
Landry’s, Inc.,
9.38%, 5/1/20(1) (2)	1,115	1,133
Limited Brands, Inc.,
5.63%, 2/15/22	470	484
7.60%, 7/15/37	1,050	1,046

NORTHERN FUNDS QUARTERLY REPORT    12    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Retail - 3.7% continued
Michaels Stores, Inc.,
11.38%, 11/1/16	$630	$669
7.75%, 11/1/18	250	264
New Albertsons, Inc.,
7.45%, 8/1/29	2,890	2,124
8.70%, 5/1/30	1,050	856
8.00%, 5/1/31	1,425	1,104
PVH Corp.,
7.75%, 11/15/23	290	338
RadioShack Corp.,
6.75%, 5/15/19	500	371
Rite Aid Corp.,
9.50%, 6/15/17	85	87
10.25%, 10/15/19	295	332
8.00%, 8/15/20	645	731
Sears Holdings Corp.,
6.63%, 10/15/18	2,890	2,579
Toys R Us Property Co. II LLC,
8.50%, 12/1/17	930	968
Toys R Us, Inc.,
7.38%, 10/15/18	2,235	1,816

		26,507

Semiconductors - 0.1%
Freescale Semiconductor, Inc.,
9.25%, 4/15/18(1)	510	546
MEMC Electronic Materials, Inc.,
7.75%, 4/1/19	605	478

		1,024

Software - 1.5%
Fidelity National Information Services, Inc.,
7.63%, 7/15/17	465	513
7.88%, 7/15/20	450	506
First Data Corp.,
11.25%, 3/31/16	1,560	1,470
7.38%, 6/15/19(1) (2)	1,555	1,586
8.25%, 1/15/21(1)	2,450	2,450
12.63%, 1/15/21	985	986
Lawson Software, Inc.,
11.50%, 7/15/18(1)	1,055	1,192
9.38%, 4/1/19(1)	325	347
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)(2)	730	776
SSI Investments II Ltd./SSI Co-Issuer LLC,
11.13%, 6/1/18	770	865

		10,691

Storage/Warehousing - 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
8.88%, 3/15/18	590	575

Telecommunications - 7.8%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	34
6.45%, 3/15/29	4,585	3,118
CenturyLink, Inc.,
6.45%, 6/15/21	245	255
5.80%, 3/15/22	970	966
7.60%, 9/15/39	1,155	1,115
7.65%, 3/15/42	1,000	971
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	41
Cincinnati Bell, Inc.,
8.25%, 10/15/17	1,075	1,118
8.75%, 3/15/18	1,785	1,718
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15(1)	1,445	1,315
CommScope, Inc.,
8.25%, 1/15/19(1)	1,595	1,687
CPI International, Inc.,
8.00%, 2/15/18	800	721
Cricket Communications, Inc.,
7.75%, 5/15/16	1,060	1,125
Frontier Communications Corp.,
8.25%, 4/15/17	420	451
8.50%, 4/15/20	330	350
9.25%, 7/1/21	655	704
7.88%, 1/15/27	1,830	1,610
9.00%, 8/15/31	5,809	5,548
7.45%, 7/1/35	10	8
Integra Telecom Holdings, Inc.,
10.75%, 4/15/16(1)	695	678
ITC Deltacom, Inc.,
10.50%, 4/1/16	850	905
Level 3 Financing, Inc.,
8.75%, 2/15/17	985	1,024

MULTI-MANAGER FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.2% continued
Telecommunications - 7.8% continued
10.00%, 2/1/18	$1,149	$1,244
8.13%, 7/1/19	2,975	3,053
8.63%, 7/15/20	1,195	1,255
Nextel Communications, Inc.,
7.38%, 8/1/15	500	501
PAETEC Holding Corp.,
8.88%, 6/30/17	460	496
9.88%, 12/1/18	190	212
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	269
6.88%, 7/15/28	650	627
Qwest Communications International, Inc.,
7.13%, 4/1/18	635	670
Qwest Corp.,
6.75%, 12/1/21	350	394
7.50%, 6/15/23	215	216
6.88%, 9/15/33	2,490	2,478
Sprint Capital Corp.,
6.90%, 5/1/19	10	9
6.88%, 11/15/28	8,050	6,480
8.75%, 3/15/32	4,750	4,322
Sprint Nextel Corp.,
9.13%, 3/1/17(1)	745	782
9.00%, 11/15/18(1)	245	274
7.00%, 3/1/20(1) (2)	860	894
Syniverse Holdings, Inc.,
9.13%, 1/15/19	1,275	1,383
Windstream Corp.,
8.13%, 8/1/13	295	311
7.88%, 11/1/17	125	136
7.75%, 10/15/20	255	270
7.75%, 10/1/21	1,425	1,510
7.50%, 6/1/22	900	927
7.50%, 4/1/23	1,994	2,044

		56,219

Transportation - 0.1%
Gulfmark Offshore, Inc.,
6.38%, 3/15/22(1) (2)	865	874

Total Corporate Bonds (Cost $474,635)		482,013

FOREIGN ISSUER BONDS - 14.3%
Airlines - 0.1%
Air Canada,
9.25%, 8/1/15(1) (2)	760	743
12.00%, 2/1/16(1) (2)	55	48

		791

Banks - 0.9%
Export-Import Bank of Korea,
4.00%, 11/26/15(8)	151,800	3,643
HBOS PLC,
6.75%, 5/21/18(1) (2)	2,700	2,547
6.00%, 11/1/33(1) (2)	200	157

		6,347

Building Materials - 0.8%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(1)	1,024	891
Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22(1) (2)	800	824
Desarrolladora Homex S.A.B. de C.V.,
9.75%, 3/25/20(1) (2)	1,720	1,806
Masonite International Corp.,
8.25%, 4/15/21(1) (2)	1,230	1,267
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(1)	115	120
9.75%, 2/3/22(1) (2)	600	633

		5,541

Chemicals - 0.9%
Ineos Finance PLC,
8.38%, 2/15/19(1)	735	761
Ineos Group Holdings Ltd.,
8.50%, 2/15/16(1)	1,210	1,110
LyondellBasell Industries N.V.,
5.00%, 4/15/19(1) (2) (5)	1,835	1,925
6.00%, 11/15/21(1)	1,480	1,624
5.75%, 4/15/24(1) (2)	35	38
NOVA Chemicals Corp.,
8.38%, 11/1/16	750	834

		6,292

Commercial Services - 0.3%
DP World Ltd.,
6.85%, 7/2/37(1) (2)	2,000	1,965

Computers - 0.1%
Seagate HDD Cayman,
7.00%, 11/1/21	755	814

NORTHERN FUNDS QUARTERLY REPORT    14    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Distribution/Wholesale - 0.1%
Marfrig Overseas Ltd.,
9.50%, 5/4/20(1) (2)	$500	$390

Diversified Financial Services - 0.1%
Aircastle Ltd.,
6.75%, 4/15/17	655	662
7.63%, 4/15/20	195	198

		860

Electric - 0.5%
EDP Finance B.V.,
6.00%, 2/2/18(1) (2)	1,000	870
4.90%, 10/1/19(1) (2)	2,610	2,079
Enel Finance International N.V.,
6.00%, 10/7/39(1) (2)	1,200	942

		3,891

Electronics - 0.2%
NXP B.V./NXP Funding LLC,
9.75%, 8/1/18(1) (2)	1,300	1,482

Food - 0.1%
Campofrio Food Group S.A.,
8.25%, 10/31/16(3)	450	564

Forest Products & Paper - 0.3%
Cascades, Inc.,
7.75%, 12/15/17	585	589
Catalyst Paper Corp.,
11.00%, 12/15/16(1) (2) (6)	800	392
Fibria Overseas Finance Ltd.,
6.75%, 3/3/21(1) (2)	1,050	1,048

		2,029

Healthcare - Products - 0.1%
ConvaTec Healthcare E S.A.,
10.50%, 12/15/18(1) (2)	875	879

Holding Companies - Diversified - 0.2%
Votorantim Cimentos S.A.,
7.25%, 4/5/41(1) (2)	1,200	1,200

Internet - 0.1%
eAccess Ltd.,
8.25%, 4/1/18(1)	800	728

Investment Companies - 0.1%
Boparan Finance PLC,
9.75%, 4/30/18(3)	500	668

Iron/Steel - 0.4%
APERAM,
7.38%, 4/1/16(1) (2)	400	344
7.75%, 4/1/18(1)	475	404
ArcelorMittal,
6.75%, 3/1/41	705	658
Essar Steel Algoma, Inc.,
9.88%, 6/15/15(1)	1,505	1,275

		2,681

Leisure Time - 0.1%
Royal Caribbean Cruises Ltd.,
7.50%, 10/15/27	945	954

Media - 0.4%
Nara Cable Funding Ltd.,
8.88%, 12/1/18(1) (3)	1,590	1,367
Ono Finance II PLC,
10.88%, 7/15/19(1) (2)	305	236
Unitymedia GmbH,
9.50%, 3/15/21(3)	600	827
Ziggo Bond Co. B.V.,
8.00%, 5/15/18(3)	485	669

		3,099

Mining - 1.3%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15(1) (2)	3,625	3,697
6.00%, 4/1/17(1) (2)	1,125	1,131
8.25%, 11/1/19(1) (2)	1,395	1,479
6.88%, 4/1/22(1) (2)	205	207
Novelis, Inc.,
8.38%, 12/15/17(1)	925	990
Taseko Mines Ltd.,
7.75%, 4/15/19	900	859
Vedanta Resources PLC,
9.50%, 7/18/18(1) (2)	1,400	1,305

		9,668

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.,
7.45%, 5/1/34(1)	2,500	2,513

Multi-National - 0.3%
European Bank for Reconstruction & Development,
9.25%, 9/10/12(9)	4,250	2,130

MULTI-MANAGER FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Oil & Gas - 1.1%
Connacher Oil and Gas Ltd.,
8.75%, 8/1/18(1) (10)	$1,290	$1,068
8.50%, 8/1/19(1) (2)	185	157
Kodiak Oil & Gas Corp.,
8.13%, 12/1/19(1)	580	597
MEG Energy Corp.,
6.50%, 3/15/21(1) (2)	950	970
Offshore Group Investments Ltd.,
11.50%, 8/1/15	990	1,074
11.50%, 8/1/15(1) (2)	430	467
OGX Austria GmbH,
8.50%, 6/1/18(1) (2)	2,850	2,537
8.38%, 4/1/22(1) (2)	1,400	1,208

		8,078

Oil & Gas Services - 0.2%
MBPS Finance Co.,
11.25%, 11/15/15(1) (2)	1,080	876
Trinidad Drilling Ltd.,
7.88%, 1/15/19(1) (2)	852	905

		1,781

Packaging & Containers - 0.2%
ARD Finance S.A.,
11.13%, 6/1/18(1)	505	470
Ardagh Packaging Finance PLC,
9.13%, 10/15/20(1)	975	1,033
9.25%, 10/15/20(3)	200	254

		1,757

Sovereign - 2.5%
Brazilian Government International Bond,
8.50%, 1/5/24(9)	1,050	569
10.25%, 1/10/28(9)	6,000	3,709
Ireland Government Bond,
4.50%, 10/18/18(3)	175	205
4.50%, 4/18/20(3)	340	386
5.00%, 10/18/20(3)	40	47
5.40%, 3/13/25(3)	1,495	1,748
Italy Buoni Poliennali Del Tesoro,
5.25%, 11/1/29(3)	105	122
5.75%, 2/1/33(3)	90	108
5.00%, 8/1/34(3)	110	120
Mexican Bonos,
7.75%, 12/14/17(11)	61,300	5,208
8.00%, 12/7/23(11)	16,500	1,502
Philippine Government International Bond,
4.95%, 1/15/21(8)	10,000	246
6.25%, 1/14/36(8)	40,000	1,011
Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20(3)	25	22
4.95%, 10/25/23(3)	1,855	1,553
Uruguay Government International Bond,
3.70%, 6/26/37(12)	17,225	1,155

		17,711

Telecommunications - 2.3%
America Movil S.A.B. de C.V.,
8.46%, 12/18/36(11)	3,400	265
Axtel S.A.B. de C.V.,
9.00%, 9/22/19(1) (2)	1,445	954
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(1) (2)	1,700	995
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	1,160	1,218
8.50%, 11/1/19	360	399
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	3,840	3,955
11.50%, 2/4/17	690	712
Matterhorn Mobile Holdings S.A.,
8.25%, 2/15/20(3)	400	527
Portugal Telecom International Finance B.V.,
5.63%, 2/8/16(3)	100	118
5.00%, 11/4/19(3)	450	463
4.50%, 6/16/25(3)	250	221
Telecom Italia Capital S.A.,
6.38%, 11/15/33	70	55
6.00%, 9/30/34	765	587
Telefonica Emisiones S.A.U.,
5.13%, 4/27/20	1,875	1,615
7.05%, 6/20/36	975	852
UPC Holding B.V.,
9.88%, 4/15/18(1)	743	814
8.38%, 8/15/20(3)	325	425
UPCB Finance V Ltd.,
7.25%, 11/15/21(1) (2)	275	287
Wind Acquisition Finance S.A.,
7.25%, 2/15/18(1) (2)	785	683
7.25%, 2/15/18(1) (2)	440	385

NORTHERN FUNDS QUARTERLY REPORT    16    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Telecommunications - 2.3% continued
Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17(1) (2)	$1,505	$1,031

		16,561

Transportation - 0.2%
CHC Helicopter S.A.,
9.25%, 10/15/20	720	704
Teekay Corp.,
8.50%, 1/15/20	671	681

		1,385

Total Foreign Issuer Bonds (Cost $103,180)		102,759

TERM LOANS - 2.5%
Auto Manufacturers - 0.1%
Chrysler Group LLC,
6.00%, 5/24/17	738	742

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.,
4.75%, 4/19/19(5)	1,320	1,287

Coal - 0.1%
Arch Coal, Inc.,
5.75%, 5/14/18	1,065	1,043

Commercial Services - 0.3%
Emergency Medical Services Corp.,
5.25%, 5/25/18	614	607
Monitronics International, Inc.,
5.50%, 1/28/15	550	545
Pharmaceutical Product Development, Inc.,
6.25%, 12/5/18	648	650

		1,802

Diversified Financial Services - 0.2%
Springleaf Financial Funding Co.,
5.50%, 5/10/17(5)	1,839	1,728

Electric - 0.2%
Texas Competitive Electric Holdings Co. LLC,
4.74%, 10/10/17	2,351	1,402

Lodging - 0.3%
Caesars Entertainment Operating Co., Inc.,
4.50%, 1/28/18	1,446	1,238
Caesars Entertainment Operating Co., Inc. (Tranche B6),
5.50%, 1/28/18(5)	987	872

		2,110

Media - 0.3%
Cengage Learning, Inc.,
5.75%, 7/9/17	411	353
Charter Communications Operating LLC,
4.00%, 5/15/19	556	552
Clear Channel Communications, Inc.,
3.65%, 7/30/14(5)	285	259
Univision Communications, Inc.,
4.50%, 3/31/17	660	621

		1,785

Miscellaneous Manufacturing - 0.1%
Trinseo Materials Operating S.C.A.,
6.00%, 8/2/17	940	880

Oil & Gas - 0.1%
Chesapeake Energy Corp.,
8.50%, 12/2/17	805	797

Real Estate - 0.3%
Realogy Corp.,
4.49%, 10/10/16(5)	1,895	1,781

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
7.00%, 6/30/14	1,028	1,026

Retail - 0.1%
Lord & Taylor LLC,
5.75%, 1/11/19	628	628

Software - 0.1%
First Data Corp.,
5.25%, 3/24/17	392	372
Sophia L.P.,
6.25%, 7/19/18(5)	400	402

		774

Telecommunications - 0.0%
Level 3 Financing, Inc.,
5.75%, 9/1/18	230	229

Total Term Loans (Cost $18,691)		18,014

MULTI-MANAGER FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.4%
Banks - 0.4%
Ally Financial, Inc.*	41,725	$958
Ally Financial, Inc.(1) (2) *	2,245	2,000

		2,958

Home Builders - 0.0%
Hovnanian Enterprises, Inc.*	10,100	62

Total Preferred Stocks (Cost $3,108)		3,020

CONVERTIBLE PREFERRED STOCKS - 1.5%
Auto Manufacturers - 0.6%
General Motors Co.,
4.75%	125,450	4,165

Auto Parts & Equipment - 0.3%
Goodyear Tire & Rubber (The) Co.,
5.88%*	52,200	2,255

Banks - 0.0%
Bank of America Corp.,
7.25%	75	73

Commercial Services - 0.0%
United Rentals Trust I,
6.50%*	1,680	85

Housewares - 0.3%
Newell Financial Trust I,
5.25%*	51,950	2,611

Insurance - 0.0%
Hartford Financial Services Group, Inc.,
7.25%	67	1

Mining - 0.0%
Molycorp, Inc.,
5.50%*	568	30

Oil & Gas - 0.0%
Apache Corp.,
6.00%	1,380	69
SandRidge Energy, Inc.,
8.50%*	500	54

		123

Pipelines - 0.2%
El Paso Energy Capital Trust I,
4.75%*	24,025	1,217

Telecommunications - 0.1%
Lucent Technologies Capital Trust I.,
7.75%*	750	506

Total Convertible Preferred Stocks (Cost $12,643)		11,066

COMMON STOCKS - 0.0%
Transportation - 0.0%
General Maritime Corp.†*	871	—

Total Common Stocks (Cost $1,122)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
General Maritime Corp.,
Exp. 5/17/17*	1,347	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.9%
Northern Institutional Funds - Diversified Assets Portfolio(13)	42,118,112	$42,118

Total Investment Companies (Cost $42,118)		42,118

Total Investments - 99.2% (Cost $706,846)		712,345

Other Assets less Liabilities - 0.8%		5,483

NET ASSETS - 100.0%		$717,828

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $76,157,000 or 10.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Air Canada,
9.25%, 8/1/15	11/9/11-2/24/12	$725

Air Canada,
12.00%, 2/1/16	11/8/11	52

Ally Financial, Inc.,	11/3/10-6/20/12	1,962

APERAM,
7.38%, 4/1/16	3/25/11	400

NORTHERN FUNDS QUARTERLY REPORT    18    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Axtel S.A.B. de C.V.,
9.00%, 9/22/19	9/25/09-10/21/11	$1,281

Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15	4/30/10-9/13/11	1,559

Braskem America Finance Co.,
7.13%, 7/22/41	11/3/11-11/4/11	393

Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
9.63%, 8/1/20	6/21/12-6/28/12	438

Catalyst Paper Corp.,
11.00%, 12/15/16	11/4/10-7/15/11	731

Cengage Learning Acquisitions, Inc.,
11.50%, 4/15/20	4/3/12	482

CIT Group, Inc.,
5.50%, 2/15/19	2/2/12-6/6/12	2,684

CityCenter Holdings LLC/CityCenter Finance Corp.,
7.63%, 1/15/16	2/13/12	702

Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	6/6/12-6/13/12	270

Connacher Oil and Gas Ltd.,
8.50%, 8/1/19	8/5/11-8/8/11	169

ConvaTec Healthcare E S.A.,
10.50%, 12/15/18	12/17/10-12/20/10	875

Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22	3/21/12	800

Desarrolladora Homex S.A.B. de C.V.,
9.75%, 3/25/20	2/2/12-2/9/12	1,707

DP World Ltd.,
6.85%, 7/2/37	11/25/09-6/24/11	1,556

EDP Finance B.V.,
4.90%, 10/1/19	2/2/12-6/18/12	2,072

EDP Finance B.V.,
6.00%, 2/2/18	2/9/12-3/21/12	851

Enel Finance International N.V.,
6.00%, 10/7/39	5/22/12-6/19/12	946

EP Energy LLC/EP Energy Finance, Inc.,
6.88%, 5/1/19	4/10/12-6/7/12	762

EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 5/1/20	4/10/12-6/29/12	2,005

Fibria Overseas Finance Ltd.,
6.75%, 3/3/21	2/28/11	1,041

First Data Corp.,
7.38%, 6/15/19	3/9/12	552

FMG Resources August 2006 Pty Ltd.,
6.00%, 4/1/17	3/14/12-6/1/12	1,115

FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15	10/26/10-6/22/12	3,716

FMG Resources August 2006 Pty Ltd.,
8.25%, 11/1/19	10/25/11-2/22/12	1,422

FMG Resources August 2006 Pty Ltd.,
6.88%, 4/1/22	5/22/12-5/29/12	200

Fresenius Medical Care US Finance II, Inc.,
5.63%, 7/31/19	1/17/12	595

Gulfmark Offshore, Inc.,
6.38%, 3/15/22	4/26/12-4/27/12	889

HBOS PLC,
6.00%, 11/1/33	11/10/11	130

HBOS PLC,
6.75%, 5/21/18	11/14/11-12/14/11	2,152

Landry’s, Inc.,
9.38%, 5/1/20	4/19/12-5/2/12	1,131

Laredo Petroleum, Inc.,
7.38%, 5/1/22	4/24/12-4/25/12	485

Lennar Corp.,
3.25%, 11/15/21	11/23/11	1,165

Levi Strauss & Co.,
6.88%, 5/1/22	4/24/12	500

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	1,145

LyondellBasell Industries N.V.,
5.00%, 4/15/19	3/26/12	1,835

LyondellBasell Industries N.V.,
5.75%, 4/15/24	6/11/12	37

Marfrig Overseas Ltd.,
9.50%, 5/4/20	4/29/10	492

Masonite International Corp.,
8.25%, 4/15/21	4/8/11	1,230

MBPS Finance Co.,
11.25%, 11/15/15	11/8/10	1,080

MEG Energy Corp.,
6.50%, 3/15/21	3/14/11	950

Micron Technology, Inc.,
1.88%, 8/1/31	7/21/11-11/28/11	2,407

Micron Technology, Inc.,
2.38%, 5/1/32	5/22/12-6/28/12	1,063

Momentive Performance Materials, Inc.,
10.00%, 10/15/20	5/17/12-6/6/12	664

NGPL PipeCo. LLC,
9.63%, 6/1/19	5/22/12	665

NGPL PipeCo. LLC,
7.77%, 12/15/37	3/29/12-5/21/12	1,392

NXP B.V./NXP Funding LLC,
9.75%, 8/1/18	10/12/10-12/1/11	487

MULTI-MANAGER FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Offshore Group Investments Ltd.,
11.50%, 8/1/15	4/2/12	$464

OGX Austria GmbH,
8.38%, 4/1/22	3/27/12-6/29/12	1,365

OGX Austria GmbH,
8.50%, 6/1/18	5/26/11-6/29/12	2,832

Ono Finance II PLC,
10.88%, 7/15/19	1/21/11-1/31/11	311

Parker Drilling Co.,
9.13%, 4/1/18	4/11/12	244

Prospect Medical Holdings, Inc.,
8.38%, 5/1/19	4/26/12-5/1/12	495

Realogy Corp.,
7.63%, 1/15/20	1/25/12	510

Reichhold Industries, Inc.,
9.00%, 5/8/17	3/16/10-4/1/10	850

Rockies Express Pipeline LLC,
6.88%, 4/15/40	1/31/12-4/20/12	1,355

SandRidge Energy, Inc.,
8.13%, 10/15/22	4/2/12	340

Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C,
9.31%, 7/20/28	11/4/11	772

Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19	1/11/12-4/16/12	743

Sprint Nextel Corp.,
7.00%, 3/1/20	2/27/12-4/17/12	869

Trinidad Drilling Ltd.,
7.88%, 1/15/19	12/9/10-11/16/11	862

UPCB Finance V Ltd.,
7.25%, 11/15/21	11/8/11	275

UR Financing Escrow Corp.,
5.75%, 7/15/18	2/24/12	160

UR Financing Escrow Corp.,
7.63%, 4/15/22	2/24/12	360

Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.75%, 2/3/22	1/27/12	591

USG Corp.,
7.88%, 3/30/20	3/29/12	442

Valeant Pharmaceuticals International,
6.88%, 12/1/18	4/24/12	1,193

Vedanta Resources PLC,
9.50%, 7/18/18	5/26/11	1,400

Votorantim Cimentos S.A.,
7.25%, 4/5/41	2/2/12	1,193

Wind Acquisition Finance S.A.,
7.25%, 2/15/18	9/12/11-11/30/11	402

Wind Acquisition Finance S.A.,
7.25%, 2/15/18	4/4/12-5/25/12	695

Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17	5/26/10-2/6/12	1,528

WPX Energy, Inc.,
5.25%, 1/15/17	4/12/12-4/18/12	483

(3)	Principal amount is denoted in Euro.
(4)	Par value is denoted in Australian Dollar.
(5)	When-Issued Security.
(6)	Issuer has defaulted on terms of debt obligation.
(7)	Zero coupon bond reflects effective yield on the date of purchase.
(8)	Principal amount is denoted in Philippine Peso.
(9)	Principal amount is denoted in Brazilian Real.
(10)	Par value is denoted in Canadian Dollar.
(11)	Par Value is denoted in Mexican Peso.
(12)	Principal amount is denoted in Uruguayan Peso.
(13)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfilio of the Northern Institutional Funds was approximately $14,708,000 with net purchases of approximately $27,410,000 during the three months ended June 30, 2012.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$708,754

Gross tax appreciation of investments	$25,039
Gross tax depreciation of investments	(21,448)

Net tax appreciation of investments	$3,591

At June 30, 2012, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.2%
All other currencies less than 5%	3.8

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    20    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

At June 30, 2012, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.3%
A	1.4
BBB	4.6
BB	25.0
B	39.6
CCC or Below	21.6
Non-Rated	1.8
Cash Equivalents	5.7

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2012, the Multi-Manager High Yield Opportunity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	4,990	United States Dollar	6,545	7/31/12	$229
Euro	42	United States Dollar	52	7/31/12	(1)
Euro	3,099	United States Dollar	3,870	7/31/12	(53)
United States Dollar	993	Euro	800	7/31/12	20

Total					$195

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—		$17,442	(1)	$—	$17,442
Convertible Bonds
Oil & Gas Services	—		76		220	296
Software	—		—		60	60
All Other Industries	—		35,557	(1)	—	35,557
Corporate Bonds	—		482,013	(1)	—	482,013
Foreign Issuer Bonds
Airlines	—		791		—	791
Banks	—		2,704		3,643	6,347
Building Materials	—		5,541		—	5,541
Chemicals	—		6,292		—	6,292
Commercial Services	—		1,965		—	1,965
Computers	—		814		—	814
Distribution/Wholesale	—		390		—	390
Diversified Financial Services	—		860		—	860
Electric	—		3,891		—	3,891
Electronics	—		1,482		—	1,482
Food	—		564		—	564
Forest Products & Paper	—		2,029		—	2,029
Healthcare - Products	—		879		—	879
Holding Companies - Diversified	—		1,200		—	1,200
Internet	—		728		—	728
Investment Companies	—		668		—	668
Iron/Steel	—		2,681		—	2,681
Leisure Time	—		954		—	954
Media	—		3,099		—	3,099
Mining	—		9,668		—	9,668
Miscellaneous Manufacturing	—		2,513		—	2,513
Multi-National	—		2,130		—	2,130
Oil & Gas	—		8,078		—	8,078
Oil & Gas Services	—		1,781		—	1,781
Packaging & Containers	—		1,757		—	1,757
Sovereign	—		11,021		6,690	17,711
Telecommunications	—		16,561		—	16,561
Transportation	—		1,385		—	1,385
Term Loans	—		18,014	(1)	—	18,014
Preferred Stocks
Banks	958		2,000		—	2,958
Home Builders	62		—		—	62
Convertible Preferred Stocks
Commercial Services	—		85		—	85
All Other Industries	10,981	(1)	—		—	10,981
Investment Companies	42,118		—		—	42,118

Total Investments	$54,119		$647,613		$10,613	$712,345

MULTI-MANAGER FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

OTHER FINANCIAL INSTRUMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Assets
Foreign Currency Exchange Contracts	$—	$249	$—	$249
Liabilities
Foreign Currency Exchange Contracts	—	(54)	—	(54)

Total Other Financial Instruments	$—	$195	$—	$195

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000S)(1)	BALANCE AS OF 6/30/12 (000S)
Convertible Bonds
Oil & Gas Services	$249	$—	$—	$—	$(29)	$—	$—	$—	$—	$220
Software	—	—	—	1	—	59	—	—	—	60
Foreign Issuer Bonds
Banks	8,712	—	(427)	200	—	—	(4,842)	—	—	3,643
Multi-National	879	—	(10)	—	(8)	—	(861)	—	—	—
Sovereign	7,269	34	—	—	(318)	578	(873)	—	—	6,690
Total	$17,109	$34	$(437)	$201	$(355)	$637	$(6,576)	$—	$—	$10,613

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended, June 30, 2012.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012 was approximately $(1,353).

NORTHERN FUNDS QUARTERLY REPORT    22    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.1%
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	26,217	$866
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	32,512	842
SPDR Gold Trust ETF*	16,604	2,577
Northern Funds - Bond Index Fund(1)	438,016	4,822
Northern Funds - Emerging Markets Equity Index Fund(1)	283,331	3,026
Northern Funds - Global Real Estate Index Fund(1)	257,383	2,162
Northern Funds - High Yield Fixed Income Fund(1)	874,446	6,322
Northern Funds - Mid Cap Index Fund(1)	86,329	1,081
Northern Institutional Funds - Diversified Assets Portfolio(1)	222,735	223
Northern Institutional Funds - Equity Index Portfolio(1)	792,548	10,739
Northern Institutional Funds - International Equity Index Portfolio(1)	575,766	4,347
Northern Institutional Funds - Short Bond Portfolio(1)	252,455	4,829
Northern Institutional Funds - Small Company Index Portfolio(1)	60,168	1,080

Total Investment Companies (Cost $41,563)		42,916

Total Investments - 100.1% (Cost $41,563)		42,916

Liabilities less Other Assets - (0.1)%		(44)

NET ASSETS - 100.0%		$42,872

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to other Northern Funds, to the Northern Institutional Funds and to FlexShares Trust.

*	Non-Income Producing Security

ETF - Exchange Traded Fund

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At June 30, 2012, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	25.0%	NIF Equity Index
U.S. Equity - Mid	2.5	NF Mid Cap Index
U.S. Equity - Small	2.5	NIF Small Company Index
Non U.S. Equity - Developed	10.1	NIF International Equity Index
Non U.S. Equity - Emerging Markets	7.1	NF Emerging Markets Equity Index
Global Real Estate	5.1	NF Global Real Estate Index
U.S. Bonds - High Yield	14.7	NF High Yield Fixed Income
U.S. Bonds - Intermediate	11.2	NF Bond Index
U.S. Bonds - Inflation Protected	2.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds - Short	11.3	NIF Short Bond
Gold	6.0	SPDR Gold Trust ETF
Global Natural Resources	2.0	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.5	NIF Diversified Assets

Total	100.0%

Federal Tax Information:

At June 30, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$41,906

Gross tax appreciation of investments	$1,400
Gross tax depreciation of investments	(390)

Net tax appreciation of investments	$1,010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Fund’s investments, which are carried at fair value, as of June 30, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S) $	TOTAL (000S)
Investment Companies	$42,916	$—	—	$42,916

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Transactions in affiliated portfolios for the three months ended June 30, 2012, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$690	$253	$27	$(4)	$—	$866
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	698	164	29	—	5	842
Northern Funds - Bond Index Fund	4,749	923	913	27	31	4,822
Northern Funds - Emerging Markets Equity Index Fund	2,463	845	69	(15)	—	3,026
Northern Funds - Global Real Estate Index Fund	1,055	1,144	63	(2)	17	2,162
Northern Funds - High Yield Fixed Income Fund	4,573	1,970	169	(6)	103	6,322
Northern Funds - Mid Cap Index Fund	879	268	23	(1)	—	1,081
Northern Institutional Funds - Diversified Assets Portfolio	102	2,643	2,522	—	—	223
Northern Institutional Funds - Equity Index Portfolio	8,795	2,382	172	(1)	55	10,739
Northern Institutional Funds - International Equity Index Portfolio	3,518	1,135	71	(13)	—	4,347
Northern Institutional Funds - Short Bond Portfolio	4,749	922	847	13	19	4,829
Northern Institutional Funds - Small Company Index Portfolio	879	257	32	(2)	—	1,080

	$33,150	$12,906	$4,937	$(4)	$230	$40,339

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUATERLY REPORT

JUNE 30, 2012 (UNAUDITED)

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Global Investments has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser” and “NTI”), as well as independent control personnel from the Northern Trust Company’s Legal and NTI’s Compliance and Risk Management. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process of securities.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valuation occurrences are reported to the Valuation Committee of the Board quarterly.

Global Real Estate Index Fund
Amounts in thousands	Fair Value at 6/30/12	Valuation Techniques	Unobservable Inputs
Common Stocks	$721	Discounted Cash Flow	Discovery Price set at Privatization

International Equity Index Fund
Amounts in thousands	Fair Value at 6/30/12	Valuation Techniques	Unobservable Inputs
Common Stocks	$64	Discounted Cash Flow	Entitlement Offer
Rights	8	Discounted Cash Flow	Delisted Asset

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 6/30/12	Valuation Techniques	Unobservable Inputs
Common Stocks	$76	Market Comparable Companies/Discounted Cash Flow	Liquidity Discount

Multi-Manager Emerging Markets Equity Fund
Amounts in thousands	Fair Value at 6/30/12	Valuation Techniques	Unobservable Inputs
Common Stocks	$549	Book Value	Discovery Price set at Acquisition

High Yield Municipal Fund
Amounts in thousands	Fair Value at 6/30/12	Valuation Techniques	Unobservable Inputs
Municipal Bonds	$34	Discounted Cash Flow	Estimated Recovery Value

The significant unobservable inputs used in the fair value measurement of the common stocks are discovery prices, entitlement offers and liquidity discounts. Significant increases (decreases) in discovery prices or entitlement offers in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the municipal bond are distressed/defaulted market discount and estimated recovery value. Significant increases (decreases) in estimated recovery value would result in a significantly higher (lower) fair value measurement.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 29, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 29, 2012